AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (98.7%):
Aerospace & Defense (1.8%):
2,922 Airbus SE $ 682,976
13,302 Austal, Ltd.* 68,353
512 Avon Technologies PLC 14,625
11,931 Babcock International Group plc 213,448
9,656 BAE Systems plc 267,527
218 Bet Shemesh Engines Holdings 1997, Ltd.* 44,809
1,740 Bombardier, Inc., Class B* 243,875
4,880 CAE, Inc.* 144,524
5,345 Chemring Group plc 42,359
75 CTT Systems AB 1,769
105 Dassault Aviation SA 35,044
42 Elbit Systems, Ltd. 21,297
89 FACC AG* 978
2,296 Hensoldt AG 297,331
1,599 INVISIO AB 53,617
2,026 Kongsberg Gruppen ASA 64,762
2,424 Leonardo SpA 153,962
394 LISI SA 21,437
1,814 MDA Space, Ltd.* 45,184
7,407 Melrose Industries plc 61,019
494 MTU Aero Engines AG 226,703
12,593 QinetiQ Group plc 93,077
404 Rheinmetall AG 940,336
47,917 Rolls-Royce Holdings plc 767,028
250 Saab AB, Class B 15,236
2,037 Safran SA 721,293
15,312 Senior plc 41,199
24,300 Singapore Technologies Engineering, Ltd. 162,471
517 Thales SA 161,996
5,608,235
Air Freight & Logistics (0.7%):
2,500 AZ-COM MARUWA Holdings, Inc. 18,073
4,417 bpost SA* 12,066
2,891 CTT-Correios de Portugal SA 24,682
20,548 Deutsche Post AG 916,326
985 DSV A/S 196,676
8,434 Freightways Group, Ltd. 66,988
4,000 Hamakyorex Co., Ltd. 42,444
138 ID Logistics Group SACA* 65,217
6,280 InPost SA* 77,109
20,500 KLN Logistics Group, Ltd. 19,486
1,800 Konoike Transport Co., Ltd. 39,870
2,607 Logista Integral SA 88,531
958 Mainfreight, Ltd. 34,939
2,300 Mitsui-Soko Holdings Co., Ltd. 64,264
9,400 NIPPON EXPRESS HOLDINGS, Inc. 214,352
783 Oesterreichische Post AG 27,209
1,800 Sankyu, Inc. 98,506
900 SBS Holdings, Inc. 22,366
3,900 Senko Group Holdings Co., Ltd. 53,652
4,400 SG Holdings Co., Ltd. 45,426
2,000 Shibusawa Logistics Corp. 15,645
51,000 Singapore Post, Ltd. 16,635
2,900 Yamato Holdings Co., Ltd. 46,364
2,206,826
Automobile Components (1.6%):
1,000 Aisan Industry Co., Ltd. 12,704
Shares Value
Common Stocks, continued
Automobile Components, continued
9,900 Aisin Corp. $ 171,036
7,300 Akebono Brake Industry Co., Ltd.* 5,684
1,027 AKWEL SADIR 11,879
6,206 Amotiv, Ltd. 36,595
3,493 ARB Corp., Ltd.^ 88,839
2,319 Aumovio SE* 95,606
104 Autoneum Holding AG 20,615
1,920 Brembo NV 20,354
9,700 Bridgestone Corp. 448,566
1,647 Bulten AB 9,326
906 CIE Automotive SA 28,368
13,049 Cie Generale des Etablissements Michelin SCA 468,652
12,732 CIR SpA-Compagnie Industriali* 9,772
4,638 Continental AG 305,740
2,800 Daido Metal Co., Ltd. 18,685
2,400 Daikyonishikawa Corp. 11,887
9,500 Denso Corp. 136,820
8,380 Dometic Group AB(a) 43,899
20,239 Dowlais Group plc 21,758
600 Eagle Industry Co., Ltd. 10,645
673 EDAG Engineering Group AG* 5,579
1,724 ElringKlinger AG 9,314
1,500 Exco Technologies, Ltd. 7,222
1,000 Exedy Corp. 35,120
1,700 FCC Co., Ltd. 36,915
342 Feintool International Holding AG, Registered
Shares* 4,389
4,399 Forvia SE* 59,674
1,000 F-Tech, Inc. 5,176
4,000 Futaba Industrial Co., Ltd. 26,045
6,562 Gestamp Automocion SA(a) 25,481
1,400 G-Tekt Corp. 18,742
1,600 HI-LEX Corp. 29,213
700 H-One Co., Ltd. 6,882
300 Imasen Electric Industrial 1,513
19,642 Johnson Electric Holdings, Ltd. 103,157
7,000 JTEKT Corp. 69,433
287 Kendrion NV 4,757
5,100 Koito Manufacturing Co., Ltd. 77,157
25,060 Kongsberg Automotive ASA* 4,083
2,000 KYB Corp. 53,150
1,033 Linamar Corp. 55,410
6,513 Magna International, Inc. 308,636
3,466 Martinrea International, Inc. 26,403
2,000 Mitsuba Corp. 13,030
400 Murakami Corp. 19,792
2,500 Musashi Seimitsu Industry Co., Ltd. 58,052
6,400 NHK Spring Co., Ltd. 96,147
600 Nichirin Co., Ltd. 15,157
3,200 Nifco, Inc. 96,575
2,200 Nippon Seiki Co., Ltd. 26,437
4,200 Niterra Co., Ltd. 161,902
2,700 NOK Corp. 47,384
4,057 Nokian Renkaat Oyj^ 36,790
1,300 NPR-RIKEN Corp. 27,047
1,743 Opmobility 28,150
2,600 Pacific Industrial Co., Ltd. 46,768
1,500 Piolax, Inc. 18,078
14,795 Pirelli & C SpA(a) 100,707

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Automobile Components, continued
3,500 Press Kogyo Co., Ltd. $ 15,229
1,900 Sanoh Industrial Co., Ltd. 11,936
2,535 Schaeffler AG 16,908
2,200 Seiren Co., Ltd. 45,326
2,400 Shoei Co., Ltd. 28,503
4,300 Stanley Electric Co., Ltd. 86,809
12,600 Sumitomo Electric Industries, Ltd. 358,013
2,100 Sumitomo Riko Co., Ltd. 31,270
5,000 Sumitomo Rubber Industries, Ltd. 60,696
300 T RAD Co., Ltd. 14,529
1,400 Tachi-S Co., Ltd.^ 18,601
800 Taiho Kogyo Co., Ltd. 3,957
2,500 Tokai Rika Co., Ltd. 45,295
2,500 Topre Corp. 39,207
5,200 Toyo Tire Corp. 137,959
2,800 Toyoda Gosei Co., Ltd. 69,603
3,800 Toyota Boshoku Corp. 62,964
3,000 TPR Co., Ltd. 24,704
4,400 TS Tech Co., Ltd. 55,407
2,000 Unipres Corp. 16,557
4,944 Valeo SE 60,921
3,400 Yokohama Rubber Co., Ltd. (The) 125,657
600 Yorozu Corp. 3,820
5,076,768
Automobiles (1.4%):
3,098 Bayerische Motoren Werke AG 310,826
455 Ferrari NV, ADR 220,775
398 Ferrari NV 192,668
28,400 Honda Motor Co., Ltd.^ 291,797
19,800 Isuzu Motors, Ltd. 249,931
298 Knaus Tabbert AG* 5,487
19,900 Mazda Motor Corp.^ 145,759
5,594 Mercedes-Benz Group AG 351,442
29,100 Mitsubishi Motors Corp.^ 78,844
36,900 Nissan Motor Co., Ltd.* 90,526
2,700 Nissan Shatai Co., Ltd.^ 22,475
8,981 Piaggio & C SpA^ 20,661
5,207 Renault SA 214,417
27,534 Stellantis NV 255,731
18,100 Subaru Corp. 370,987
20,500 Suzuki Motor Corp. 298,853
58,520 Toyota Motor Corp. 1,120,049
302 Trigano SA 52,669
414 Volkswagen AG 45,649
12,581 Volvo Car AB, Class B*^ 25,869
16,000 Yamaha Motor Co., Ltd. 120,248
4,485,663
Banks (11.5%):
2,800 77 Bank, Ltd. (The) 116,771
7,892 ABN AMRO Bank NV(a) 252,704
536 Addiko Bank AG* 13,151
58,913 AIB Group plc 534,581
800 Akita Bank, Ltd. (The) 19,406
3,419 Aktia Bank Oyj 40,190
189 Alandsbanken Abp, Class B^ 9,540
19,564 ANZ Group Holdings, Ltd. 428,853
3,500 Aozora Bank, Ltd. 54,723
1,900 Awa Bank, Ltd. (The) 47,663
Shares Value
Common Stocks, continued
Banks, continued
8,643 Banca Monte dei Paschi di Siena SpA $ 76,733
61,614 Banco Bilbao Vizcaya Argentaria SA 1,185,211
30,453 Banco Bilbao Vizcaya Argentaria SA, ADR 586,220
19,237 Banco BPM SpA 288,037
329,913 Banco Comercial Portugues SA, Class R 292,615
197,769 Banco de Sabadell SA 768,205
2,101 Banco di Desio e della Brianza SpA 19,044
106,269 Banco Santander SA 1,110,508
9,759 Bank Hapoalim BM 198,576
16,869 Bank Leumi Le-Israel BM 332,903
32,912 Bank of East Asia, Ltd. (The) 51,238
30,208 Bank of Ireland Group plc 499,986
900 Bank of Iwate, Ltd. (The) 23,692
4,062 Bank of Montreal, ADR 529,076
1,871 Bank of Montreal 243,842
1,500 Bank of Nagoya, Ltd. (The) 35,992
8,317 Bank of Nova Scotia (The), ADR 537,694
1,899 Bank of Nova Scotia (The)^ 122,811
21,633 Bank of Queensland, Ltd. 103,616
800 Bank of Saga, Ltd. (The) 16,534
2,000 Bank of the Ryukyus, Ltd. 19,933
10,418 Bankinter SA 164,312
71 Banque Cantonale de Geneve, Class BR* 21,146
844 Banque Cantonale Vaudoise, Registered Shares 99,913
104,346 Barclays plc 534,986
2,296 BAWAG Group AG(a) 303,374
17,046 Bendigo & Adelaide Bank, Ltd. 147,162
317 Berner Kantonalbank AG, Registered Shares 102,194
7,144 BNP Paribas SA 651,152
23,542 BOC Hong Kong Holdings, Ltd. 110,675
39,648 BPER Banca SpA 440,494
33,527 CaixaBank SA 352,954
3,050 Canadian Imperial Bank of Commerce^ 243,759
5,363 Canadian Imperial Bank of Commerce, ADR 428,450
10,000 CCI Group, Inc. 46,444
8,500 Chiba Bank, Ltd. (The) 89,142
1,900 Chiba Kogyo Bank, Ltd. (The) 20,803
7,200 Chugin Financial Group, Inc. 106,055
3,308 Close Brothers Group plc* 22,035
12,361 Commerzbank AG 465,529
4,921 Commonwealth Bank of Australia 543,947
7,006 Credit Agricole SA 137,940
3,621 Credito Emiliano SpA 58,354
16,000 Dah Sing Banking Group, Ltd. 20,173
5,600 Dah Sing Financial Holdings, Ltd. 24,437
8,700 Daishi Hokuetsu Financial Group, Inc. 84,469
10,256 Danske Bank A/S 438,320
17,661 DBS Group Holdings, Ltd. 699,652
5,037 DNB Bank ASA 137,624
1,600 Ehime Bank, Ltd. (The) 13,307
1,482 EQB, Inc. 99,049
3,138 Erste Group Bank AG 306,718
650 FIDEA Holdings Co., Ltd. 7,174
14,779 FinecoBank Banca Fineco SpA 320,110
3,600 First Bank of Toyama, Ltd. (The) 37,458
1,095 First International Bank Of Israel, Ltd. (The) 78,481
1,000 Fukui Bank, Ltd. (The) 14,282
2,800 Fukuoka Financial Group, Inc. 83,852
9,900 Gunma Bank, Ltd. (The) 110,360

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
10,600 Hachijuni Bank, Ltd. (The) $ 110,535
4,005 Hang Seng Bank, Ltd. 61,026
34,267 Heartland Group Holdings, Ltd. 20,868
11,100 Hirogin Holdings, Inc. 108,329
5,000 Hokuhoku Financial Group, Inc. 131,329
65,939 HSBC Holdings plc 930,575
12,506 HSBC Holdings plc, ADR 887,676
10,500 Hyakugo Bank, Ltd. (The) 65,112
1,000 Hyakujushi Bank, Ltd. (The) 34,841
3 Hypothekarbank Lenzburg AG, Class R 15,225
21,679 ING Groep NV 564,906
115,773 Intesa Sanpaolo SpA 765,523
13,274 Israel Discount Bank, Ltd., Class A 131,365
7,700 Iyogin Holdings, Inc. 116,710
10,800 Japan Post Bank Co., Ltd. 132,362
44,262 Judo Capital Holdings, Ltd.* 51,523
1,300 Juroku Financial Group, Inc. 48,454
1,969 Jyske Bank A/S, Registered Shares 220,392
2,428 KBC Group NV 290,980
3,200 Keiyo Bank, Ltd. (The) 27,439
400 Kita-Nippon Bank, Ltd. (The) 10,435
3,000 Kiyo Bank, Ltd. (The) 59,444
3,400 Kyoto Financial Group, Inc. 72,196
13,390 Kyushu Financial Group, Inc. 82,279
1,096 Laurentian Bank of Canada 25,984
562 Liechtensteinische Landesbank AG 54,513
1,912 Lion Finance Group plc 196,906
436,521 Lloyds Banking Group plc 491,646
583 Luzerner Kantonalbank AG, Registered Shares 58,717
23,970 Mebuki Financial Group, Inc. 153,040
59,700 Mitsubishi UFJ Financial Group, Inc. 945,826
800 Miyazaki Bank, Ltd. (The) 24,707
1,267 Mizrahi Tefahot Bank, Ltd. 83,456
16,680 Mizuho Financial Group, Inc. 558,335
1,300 Musashino Bank, Ltd. (The) 35,578
10,083 MyState, Ltd. 28,687
1,300 Nanto Bank, Ltd. (The) 44,673
19,370 National Australia Bank, Ltd. 566,755
2,607 National Bank of Canada^ 276,962
50,743 NatWest Group plc 356,117
4,800 Nishi-Nippon Financial Holdings, Inc. 81,318
23,610 Nordea Bank Abp 388,607
3,381 Norion Bank AB* 24,347
9,500 North Pacific Bank, Ltd. 47,898
1,800 Ogaki Kyoritsu Bank, Ltd. (The) 42,231
600 Oita Bank, Ltd. (The) 20,849
820 Okinawa Financial Group, Inc. 21,404
461 Oma Saastopankki Oyj 6,215
20,546 Oversea-Chinese Banking Corp., Ltd. 262,086
2,493 Pareto Bank ASA 22,876
5,215 Permanent TSB Group Holdings plc* 14,205
1,522 Procrea Holdings, Inc. 17,869
28,000 Public Financial Holdings, Ltd. 4,428
4,183 Raiffeisen Bank International AG 145,038
1,000 Rakuten Bank, Ltd.* 55,750
9,475 Resona Holdings, Inc. 96,465
958 Ringkjoebing Landbobank A/S 222,221
6,129 Royal Bank of Canada, ADR 902,924
12,835 Royal Bank of Canada 1,891,998
Shares Value
Common Stocks, continued
Banks, continued
1,190 San ju San Financial Group, Inc. $ 29,043
6,800 San-In Godo Bank, Ltd. (The) 63,356
11,600 Senshu Ikeda Holdings, Inc. 50,811
26,300 Seven Bank, Ltd. 52,034
1,800 Shiga Bank, Ltd. (The) 82,406
2,100 Shikoku Bank, Ltd. (The) 21,542
400 Shimizu Bank, Ltd. (The) 5,540
7,500 Shizuoka Financial Group, Inc. 102,855
10,758 Skandinaviska Enskilda Banken AB, Class A 210,570
11,891 Societe Generale SA 790,834
1,288 Sparebank 1 Oestlandet 24,312
3,172 SpareBank 1 Sor-Norge ASA 56,646
1,551 Sparebanken More 16,725
1,150 Sparebanken Norge 20,229
523 Sparekassen Sjaelland-Fyn A/S 28,243
126 St. Galler Kantonalbank AG, Registered Shares 80,345
32,402 Standard Chartered plc 627,842
25,900 Sumitomo Mitsui Financial Group, Inc. 725,104
5,000 Sumitomo Mitsui Trust Group, Inc. 145,090
5,900 Suruga Bank, Ltd. 61,487
10,195 Svenska Handelsbanken AB, Class A 133,314
7,412 Swedbank AB, Class A 224,260
2,509 Sydbank AS 201,581
1,853 TBC Bank Group plc 113,812
1,305 TF Bank AB 25,161
4,500 Tochigi Bank, Ltd. (The) 15,435
6,500 Toho Bank, Ltd. (The) 20,405
1,100 Tokyo Kiraboshi Financial Group, Inc. 53,591
7,500 TOMONY Holdings, Inc. 34,069
5,173 Toronto-Dominion Bank (The), ADR 413,581
7,001 Toronto-Dominion Bank (The) 559,879
2,100 Towa Bank, Ltd. (The) 14,114
6,200 Tsukuba Bank, Ltd. 13,053
53,341 Unicaja Banco SA(a) 146,292
10,347 UniCredit SpA 785,483
12,827 United Overseas Bank, Ltd. 344,203
743 Valiant Holding AG 119,963
900 VersaBank 10,989
14,741 Vestjysk Bank A/S 11,723
239 Walliser Kantonalbank, Registered Shares 38,569
23,960 Westpac Banking Corp. 616,253
1,600 Yamagata Bank, Ltd. (The) 18,325
5,400 Yamaguchi Financial Group, Inc. 65,695
1,800 Yamanashi Chuo Bank, Ltd. (The) 38,929
17,000 Yokohama Financial Group, Inc. 130,418
6 Zuger Kantonalbank, Class BR 65,700
36,646,300
Beverages (0.9%):
2,757 AG Barr plc 24,830
1,900 Andrew Peller, Ltd., Class A 6,964
12,147 Anheuser-Busch InBev SA/NV 726,247
11,700 Asahi Group Holdings, Ltd. 140,394
30,200 Budweiser Brewing Co. APAC, Ltd.^(a) 32,170
14,772 C&C Group plc 27,427
1,527 Carlsberg AS, Class B 177,550
3,500 Coca-Cola Bottlers Japan Holdings, Inc. 62,394
3,519 Coca-Cola Europacific Partners plc 318,153
2,713 Coca-Cola HBC AG* 127,963
578 Diageo plc, ADR 55,159

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Beverages, continued
9,254 Diageo plc $ 220,267
2,046 Heineken NV 159,774
2,400 Ito En, Ltd. 56,508
6,300 Kirin Holdings Co., Ltd. 92,387
109 Laurent-Perrier 11,225
1,200 Lifedrink Co., Inc. 18,468
653 Olvi Oyj, A Shares 22,983
1,455 Pernod Ricard SA 143,045
2,032 Royal Unibrew A/S 155,381
500 Sapporo Holdings, Ltd. 24,988
2,400 Suntory Beverage & Food, Ltd. 75,090
5,400 Takara Holdings, Inc. 63,784
12,746 Treasury Wine Estates, Ltd. 59,823
2,802,974
Biotechnology (0.5%):
7,265 Amrize, Ltd.* 352,132
86 Argenx SE* 63,166
57 Argenx SE, ADR* 42,041
2,965 Bavarian Nordic A/S* 106,764
1,017 BioGaia AB, B Shares 11,623
760 Clinuvel Pharmaceuticals, Ltd. 5,954
2,522 CSL, Ltd. 331,220
1,490 Galapagos NV*^ 51,455
972 Genmab A/S* 299,663
6,461 Grifols SA^ 94,054
21,785 Mesoblast, Ltd.* 34,633
2,600 PeptiDream, Inc.* 27,576
176 Pharma Mar SA 18,750
20,503 Pharming Group NV* 29,928
1,337 Swedish Orphan Biovitrum AB* 40,909
2,800 Takara Bio, Inc. 17,671
1,382 Telix Pharmaceuticals, Ltd.* 13,256
1,960 Vitrolife AB 27,059
594 Zealand Pharma A/S* 43,252
1,611,106
Broadline Retail (1.0%):
1,600 ASKUL Corp. 16,970
24,109 B&M European Value Retail SA 85,043
1,900 Belluna Co., Ltd. 13,148
2,259 Canadian Tire Corp., Ltd., Class A 268,953
3,143 Dollarama, Inc. 414,564
6,374 Europris ASA(a) 64,699
17,501 Harvey Norman Holdings, Ltd. 85,635
2,500 Isetan Mitsukoshi Holdings, Ltd. 46,130
1,000 Izumi Co., Ltd. 22,076
9,700 J. Front Retailing Co., Ltd. 162,161
4,015 Lindex Group OYJ* 13,531
2,918 Max Stock, Ltd. 18,224
2,800 Mercari, Inc.* 43,219
30,000 Metro Holdings, Ltd. 12,075
79,829 Myer Holdings, Ltd. 25,452
1,946 Next plc 324,109
14,500 Pan Pacific International Holdings Corp. 95,661
6,755 Prosus NV* 478,995
3,776 Puuilo Oyj 65,794
5,800 Rakuten Group, Inc.* 37,587
8,000 Ryohin Keikaku Co., Ltd. 159,306
1,600 Seria Co., Ltd. 33,567
Shares Value
Common Stocks, continued
Broadline Retail, continued
11,800 Takashimaya Co., Ltd. $ 134,704
24,280 THG plc*^ 12,306
1,077 Tokmanni Group Corp. 11,512
3,646 Warehouse Group, Ltd. (The)* 1,701
8,412 Wesfarmers, Ltd. 513,038
4,000 Wing On Co. International, Ltd. 6,929
3,167,089
Building Products (1.0%):
3,800 AGC, Inc. 124,030
2,028 Arbonia AG* 13,366
3,142 Assa Abloy AB, Class B 110,298
136 Belimo Holding AG, Class R 143,218
2,400 Bunka Shutter Co., Ltd. 37,004
1,101 Carel Industries SpA(a) 29,028
1,300 Central Glass Co., Ltd. 28,803
4,182 Cie de Saint-Gobain SA 455,532
2,500 Daikin Industries, Ltd. 287,659
5,524 Deceuninck NV 13,360
130 dormakaba Holding AG 119,743
31,685 Fletcher Building, Ltd.* 61,924
35 Forbo Holding AG, Registered Shares 32,051
537 Geberit AG, Registered Shares 405,938
5,720 Genuit Group plc 28,410
12,753 GWA Group, Ltd. 21,451
3,039 Inrom Construction Industries, Ltd. 20,043
1,684 Inwido AB 32,012
5,198 James Halstead plc 10,470
3,006 Kingspan Group plc 253,054
1,200 Komatsu Wall Industry Co., Ltd. 20,836
1,300 Kondotec, Inc. 14,685
2,281 Lindab International AB 48,371
9,000 Lixil Corp.^ 110,820
297 Meier Tobler Group AG 13,567
1,768 Munters Group AB(a) 21,118
641 Nederman Holding AB 10,955
2,170 Nibe Industrier AB, Class B 8,614
2,400 Nichias Corp. 90,170
1,100 Nichiha Corp. 20,474
600 Nihon Dengi Co., Ltd. 21,410
1,800 Nihon Flush Co., Ltd. 9,819
4,900 Nippon Sheet Glass Co., Ltd.* 16,865
2 Norcros plc 7
1,500 Noritz Corp. 20,350
1,400 Okabe Co., Ltd. 8,866
19,244 Reliance Worldwide Corp., Ltd. 52,247
1,867 ROCKWOOL A/S, Class A 69,660
3,440 ROCKWOOL A/S, Class B 128,475
1,900 Sankyo Tateyama, Inc. 8,513
2,700 Sanwa Holdings Corp. 77,375
47 Schweiter Technologies AG 17,115
700 Sekisui Jushi Corp. 10,239
700 Shin Nippon Air Technologies Co., Ltd. 14,341
2,700 Sinko Industries, Ltd. 23,642
3,824 Systemair AB 31,818
1,800 Takara Standard Co., Ltd. 31,778
1,400 Takasago Thermal Engineering Co., Ltd. 38,931
1,100 TOTO, Ltd. 29,039
3,919 Volution Group plc 33,572
60,256 Xinyi Glass Holdings, Ltd.^ 69,938

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Building Products, continued
533 Zehnder Group AG, Registered Shares $ 46,334
3,347,338
Capital Markets (3.1%):
5,398 3i Group plc 297,583
54,618 Aberdeen Group plc 145,756
24,792 ABG Sundal Collier Holding ASA 17,188
3,200 AGF Management, Ltd., Class B 33,414
14,871 AJ Bell plc 109,351
9,083 Allfunds Group plc 67,911
903 Altamir 25,661
1,582 Amundi SA(a) 125,976
9,979 Ashmore Group plc 23,894
921 ASX, Ltd. 35,655
4,100 Australian Ethical Investment, Ltd. 19,532
2,658 Avanza Bank Holding AB 99,010
4,926 Azimut Holding SpA 190,844
2,632 Banca Generali SpA 146,766
521 Bellevue Group AG, Class BR 4,845
5,672 Bridgepoint Group plc(a) 23,459
12,000 Bright Smart Securities & Commodities Group, Ltd.* 14,121
1,657 Brookfield Corp. 113,710
614 Brookfield Corp., ADR 42,108
563 Brooks Macdonald Group plc 13,720
1,527 Bure Equity AB 45,268
2,497 Canaccord Genuity Group, Inc. 19,273
228 Cie Financiere Tradition SA, Class BR 80,255
5,668 CMC Markets plc(a) 18,301
19,000 Daiwa Securities Group, Inc. 154,194
13,178 Deutsche Bank AG, Registered Shares 463,430
552 Deutsche Beteiligungs AG 15,924
1,980 Deutsche Boerse AG 530,556
1,366 DWS Group GmbH & Co. KGaA(a) 85,540
4,307 EFG International AG* 87,621
170 eQ Oyj 2,395
899 EQT Holdings, Ltd. 14,241
1,060 Euronext NV(a) 158,408
4,000 Fiera Capital Corp. 18,742
3,602 flatexDEGIRO AG 117,923
838 Flow Traders, Ltd.* 25,100
1,819 Foresight Group Holdings, Ltd. 11,991
5,224 GAM Holding AG* 964
1,973 Georgia Capital plc* 64,144
1,400 Gimv NV 75,026
2,400 GMO Financial Holdings, Inc. 15,833
1,175 Guardian Capital Group, Ltd. 56,576
44,000 Guotai Junan International Holdings, Ltd.^ 25,440
8,494 Hong Kong Exchanges & Clearing, Ltd. 482,793
1,131 HUB24, Ltd. 75,640
2,880 ICG plc 86,337
2,000 Ichiyoshi Securities Co., Ltd. 11,414
5,100 iFAST Corp., Ltd. 35,170
8,797 IG Group Holdings plc 127,548
3,232 IGM Financial, Inc. 117,667
4,298 Impax Asset Management Group plc 11,080
28,403 Insignia Financial, Ltd.* 84,290
8,432 IntegraFin Holdings plc 39,367
13,081 Investec plc 97,886
49,718 IP Group plc* 35,948
200 IwaiCosmo Holdings, Inc. 3,672
Shares Value
Common Stocks, continued
Capital Markets, continued
2,600 JAFCO Group Co., Ltd.^ $ 45,525
14,600 Japan Exchange Group, Inc. 164,981
3,861 Julius Baer Group, Ltd. 268,595
17,082 Jupiter Fund Management plc 33,150
800 Kyokuto Securities Co., Ltd. 8,186
11,593 L1 Group, Ltd.* 5,141
2,122 Liontrust Asset Management plc 9,826
741 London Stock Exchange Group plc 85,078
1,015 MA Financial Group, Ltd. 6,255
1,717 Macquarie Group, Ltd. 249,649
8,413 Magellan Financial Group, Ltd. 53,710
22,059 Man Group plc 52,912
2,300 Marusan Securities Co., Ltd. 14,748
2,300 Matsui Securities Co., Ltd. 11,938
2,471 Meitav Investment House, Ltd. 70,213
2,900 Mito Securities Co., Ltd. 10,789
3,035 MLP SE 26,511
496 Mutares SE & Co. KGaA^ 17,298
24,829 Navigator Global Investments, Ltd. 34,550
3,405 Netwealth Group, Ltd. 66,270
17,199 Ninety One plc 47,458
24,100 Nomura Holdings, Inc. 176,494
1,900 Nordnet AB (publ) 55,228
18,105 NZX, Ltd. 14,521
7,300 Okasan Securities Group, Inc. 33,714
2,547 Onex Corp. 226,036
303 Partners Group Holding AG 395,948
2,699 Perpetual, Ltd. 33,358
2,595 Polar Capital Holdings plc 16,847
40,781 Quilter plc(a) 91,251
942 Rathbones Group plc 23,096
9,785 Ratos AB, B Shares 38,486
4,000 SBI Holdings, Inc. 173,679
12,137 Schroders plc 61,473
12,500 Singapore Exchange, Ltd. 160,403
840 Sparx Group Co., Ltd. 9,066
700 Sprott, Inc. 58,188
11,465 St James's Place plc 196,051
700 Strike Co., Ltd. 21,001
514 Swissquote Group Holding SA, Registered Shares 361,009
1,296 Taaleri plc 11,038
2,584 Tamburi Investment Partners SpA 25,332
2,705 Tel Aviv Stock Exchange, Ltd. 62,464
1,383 Tikehau Capital SCA 30,112
2,855 TMX Group, Ltd. 109,235
8,500 Tokai Tokyo Financial Holdings, Inc. 33,807
4,000 Toyo Securities Co., Ltd. 14,936
39,570 TP ICAP Group plc 146,695
21,568 UBS Group AG 886,797
14,286 UOB-Kay Hian Holdings, Ltd. 26,471
22,000 Value Partners Group, Ltd. 7,491
1,528 Van Lanschot Kempen NV 91,408
947 VIEL & Cie SA 18,800
1,341 Vontobel Holding AG, Class R 100,926
245 VP Bank AG, Class A 25,451
289 VZ Holding AG 60,651
3,692 XPS Pensions Group plc 16,890
9,943,597

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Chemicals (3.2%):
4,100 5N Plus, Inc.* $ 50,119
900 Achilles Corp. 7,448
3,100 ADEKA Corp. 69,097
1,800 Aica Kogyo Co., Ltd. 45,315
2,749 Air Liquide SA 572,026
7,900 Air Water, Inc. 135,810
3,964 Akzo Nobel NV 282,323
700 Arakawa Chemical Industries, Ltd. 5,182
1,597 Arkema SA 101,343
1,200 Artience Co., Ltd. 25,422
28,200 Asahi Kasei Corp. 221,752
700 ASAHI YUKIZAI Corp. 21,803
17,201 BASF SE 857,256
1,939 Borregaard ASA 37,763
400 C Uyemura & Co., Ltd. 31,655
1,400 Chugoku Marine Paints, Ltd. 33,868
4,338 Clariant AG, Registered Shares* 40,329
2,024 Corbion NV 39,079
4,522 Covestro AG* 309,517
1,507 Croda International plc 55,074
1,000 Dai Nippon Toryo Co., Ltd. 8,695
10,600 Daicel Corp. 96,519
1,700 Daiichi Kigenso Kagaku-Kogyo Co., Ltd. 7,983
900 Dainichiseika Color & Chemicals Manufacturing
Co., Ltd. 23,708
3,200 Denka Co., Ltd. 49,348
3,300 DIC Corp. 81,320
200 DKS Co., Ltd. 7,975
144 DSM-Firmenich AG 12,311
65,902 Dyno Nobel, Ltd. 135,481
19,833 Elementis plc 43,298
13,127 Elkem ASA*(a) 34,619
30 EMS-Chemie Holding AG 21,300
8,516 Ercros SA* 27,073
9,485 Essentra plc 13,713
8,885 Evonik Industries AG 154,304
1,021 FUCHS SE 36,537
1,600 Fujimi, Inc. 23,368
600 Fuso Chemical Co., Ltd. 19,842
36 Givaudan SA, Registered Shares 146,776
200 Gurit Holding AG, Class BR* 2,895
5,343 Hexpol AB 48,050
1,400 Hodogaya Chemical Co., Ltd. 16,947
3,363 ICL Group, Ltd. 21,039
1,500 Ishihara Sangyo Kaisha, Ltd. 23,526
1,000 JCU Corp. 30,822
4,610 Johnson Matthey plc 125,058
700 JSP Corp. 9,181
3,115 K+S AG 42,174
1,900 Kaneka Corp. 54,090
6,100 Kansai Paint Co., Ltd. 99,320
3,300 Kanto Denka Kogyo Co., Ltd. 21,370
600 KeePer Technical Laboratory Co., Ltd. 15,143
1,600 KEIWA, Inc. 12,762
4,979 Kemira Oyj 111,565
1,400 KH Neochem Co, Ltd. 26,360
1,500 Koatsu Gas Kogyo Co., Ltd. 10,522
2,000 Konishi Co., Ltd. 17,449
3,400 Kumiai Chemical Industry Co., Ltd. 19,014
Shares Value
Common Stocks, continued
Chemicals, continued
12,400 Kuraray Co., Ltd. $ 142,648
900 Kureha Corp. 23,261
1,200 Kuriyama Holdings Corp. 13,276
2,749 LANXESS AG 68,219
549 Lenzing AG* 16,501
1,900 Lintec Corp. 46,680
400 MEC Co., Ltd. 10,346
1,900 Methanex Corp. 75,549
23,100 Mitsubishi Chemical Group Corp. 133,191
4,600 Mitsubishi Gas Chemical Co., Inc. 82,029
3,400 Mitsui Chemicals, Inc. 84,967
600 Moriroku Co., Ltd. 10,458
12,400 Nanofilm Technologies International, Ltd.^ 7,426
800 Nihon Kagaku Sangyo Co., Ltd. 12,479
2,300 Nihon Nohyaku Co., Ltd. 15,592
4,000 Nihon Parkerizing Co., Ltd. 36,988
600 Nippon Chemical Industrial Co., Ltd. 11,556
6,400 Nippon Kayaku Co., Ltd. 60,227
2,500 Nippon Paint Holdings Co., Ltd. 17,093
3,000 Nippon Sanso Holdings Corp. 106,316
3,900 Nippon Shokubai Co., Ltd. 48,067
2,200 Nippon Soda Co., Ltd. 51,267
3,600 Nissan Chemical Corp. 130,494
11,100 Nitto Denko Corp. 263,136
3,600 NOF Corp. 62,857
5,423 Novonesis (Novozymes) B 332,456
6,341 Nufarm, Ltd.* 9,619
6,344 Nutrien, Ltd. 372,616
3,137 Nutrien, Ltd., ADR 184,173
3,787 OCI NV* 17,554
500 Okamoto Industries, Inc. 17,161
600 Okura Industrial Co., Ltd. 22,134
18,060 Orica, Ltd. 253,141
900 Osaka Organic Chemical Industry, Ltd. 18,944
1,000 PILLAR Corp. 27,801
1,958 Recticel SA 20,648
6,500 Resonac Holdings Corp. 219,936
1,000 Riken Technos Corp. 8,512
500 Sakai Chemical Industry Co., Ltd. 9,616
2,400 Sakata INX Corp. 37,726
700 Sanyo Chemical Industries, Ltd. 19,480
900 Sekisui Kasei Co., Ltd. 2,180
1,100 Shikoku Kasei Holdings Corp. 16,623
10,400 Shin-Etsu Chemical Co., Ltd. 340,350
1,800 Shin-Etsu Polymer Co., Ltd. 23,219
866 Sika AG, Registered Shares 194,114
300 SK Kaken Co., Ltd. 18,098
1,200 Soken Chemical & Engineering Co., Ltd. 16,744
1,125 SOL SpA 67,052
3,243 Solvay SA, Class A 103,274
285 SP Group A/S 12,170
400 Stella Chemifa Corp. 11,036
2,600 Sumitomo Bakelite Co., Ltd. 87,017
39,300 Sumitomo Chemical Co., Ltd. 123,951
300 Sumitomo Seika Chemicals Co., Ltd. 9,650
1,957 Syensqo SA 158,843
1,937 Symrise AG 168,778
4,585 Synthomer plc* 4,774
700 T. Hasegawa Co., Ltd. 13,801

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Chemicals, continued
1,800 Taiyo Holdings Co., Ltd. $ 98,235
3,000 Takasago International Corp. 32,772
2,100 Tanaka Chemical Corp.* 5,671
600 Tayca Corp. 5,296
6,900 Teijin, Ltd. 58,748
205 Tessenderlo Group SA 6,239
4,300 Toagosei Co., Ltd. 43,865
9,200 Tokai Carbon Co., Ltd. 64,016
2,200 Tokuyama Corp. 54,555
1,800 Tokyo Ohka Kogyo Co., Ltd. 58,811
22,000 Toray Industries, Inc. 140,380
6,300 Tosoh Corp. 93,343
400 Toyo Gosei Co., Ltd.^ 17,008
3,400 Toyobo Co., Ltd. 26,109
3,300 UBE Corp. 51,069
1,041 Umicore SA 18,503
700 Valqua, Ltd. 17,770
2,109 Victrex plc 20,426
571 Wacker Chemie AG 43,050
1,291 Yara International ASA 47,148
800 Yushiro, Inc. 12,235
2,800 Zacros Corp. 20,090
5,600 Zeon Corp. 62,373
10,065,164
Commercial Services & Supplies (1.3%):
6,000 ALSOK Co., Ltd. 45,287
223,280 AMA Group, Ltd.* 13,867
1,123 Befesa SA(a) 37,979
896 Bilfinger SE 98,725
3,449 Black Diamond Group, Ltd. 34,701
500 Boyd Group, Inc. 84,341
11,094 Brambles, Ltd. 182,878
7,404 Bravida Holding AB(a) 72,314
200 Calian Group, Ltd. 7,138
300 Central Security Patrols Co., Ltd. 5,196
338 Cewe Stiftung & Co. KGAA 39,665
58,603 Cleanaway Waste Management, Ltd. 107,834
3,808 Coor Service Management Holding AB(a) 19,561
2,400 CTS Co., Ltd. 14,900
5,200 Dai Nippon Printing Co., Ltd. 88,320
1,500 Daiseki Co., Ltd. 34,703
3,731 Derichebourg SA 23,057
2,180 Dexterra Group, Inc. 14,883
290 DO & CO AG 75,685
4,446 doValue SpA*(a) 16,043
26,433 Downer EDI, Ltd. 129,510
1,100 Duskin Co., Ltd. 28,660
14,459 Element Fleet Management Corp. 374,490
8,382 Elis SA 242,434
300 GDI Integrated Facility Services, Inc.* 5,948
1,143 GFL Environmental, Inc. 54,181
435 GL Events SACA 15,864
800 grems, Inc. 13,199
900 Inaba Seisakusho Co., Ltd. 10,422
1,400 Inui Global Logistics Co., Ltd. 15,529
5,655 ISS A/S 179,598
1,800 Itoki Corp. 29,794
5,200 Japan Elevator Service Holdings Co., Ltd. 65,962
21,513 Johnson Service Group plc 43,402
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
12,000 Kokuyo Co., Ltd. $ 71,415
4,600 Kosaido Holdings Co., Ltd.^ 13,734
1,600 Kyodo Printing Co., Ltd. 16,267
2,302 Lassila & Tikanoja Oyj 28,224
3,245 Loomis AB 138,882
700 Matsuda Sangyo Co., Ltd. 19,829
5,449 Mears Group plc 23,393
39,904 Mitie Group plc 74,717
600 Mitsubishi Pencil Co., Ltd. 8,802
2,800 NAC Co., Ltd. 10,420
900 Nichiban Co., Ltd. 12,027
10,600 Nippon Parking Development Co., Ltd. 20,617
1,600 Okamura Corp. 25,393
1,100 Oyo Corp. 21,425
5,600 Park24 Co., Ltd. 71,509
1,100 Pilot Corp. 35,658
926 Pluxee NV 16,486
2,400 Prestige International, Inc. 10,698
22,243 Prosegur Cash SA(a) 19,897
2,200 Raksul, Inc. 17,729
1,681 RB Global, Inc. 182,101
12,382 Rentokil Initial plc 62,560
900 Sato Corp. 13,792
952 Sdiptech AB* 17,583
95 Seche Environnement SACA 8,201
1,400 Secom Co., Ltd. 51,333
8,181 Securitas AB, Class B 123,295
24,072 Serco Group plc 76,929
872 Societe BIC SA 54,443
5,573 SPIE SA 301,330
700 Studio Alice Co., Ltd. 9,758
1,817 Takkt AG 10,647
2,580 TOPPAN Holdings, Inc. 66,332
2,000 TRE Holdings Corp. 20,997
1,000 Waste Connections, Inc. 175,825
418 Waste Connections, Inc., ADR 73,484
4,131,802
Communications Equipment (0.3%):
2,301 ADTRAN Holdings, Inc.* 21,583
485 Adtran Networks SE 12,241
700 Aiphone Co., Ltd. 13,589
1,000 AudioCodes, Ltd. 9,520
700 DKK Co., Ltd. 9,456
1,700 Evertz Technologies, Ltd. 14,660
726 EVS Broadcast Equipment SA 30,422
500 Icom, Inc. 10,198
71,424 Nokia Oyj 342,194
8,988 Nokia Oyj, ADR 43,232
10,200 Quarterhill, Inc.* 7,697
418 RTX A/S* 6,120
600 Sangoma Technologies Corp.* 2,980
10,363 Spirent Communications plc 27,642
684 Telefonaktiebolaget LM Ericsson, Class A 5,658
29,389 Telefonaktiebolaget LM Ericsson, Class B^ 243,900
7,500 VTech Holdings, Ltd. 60,366
861,458
Construction & Engineering (2.5%):
859 Ackermans & van Haaren NV 220,838

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
4,351 ACS Actividades de Construccion y Servicios SA $ 347,967
3,353 Aecon Group, Inc. 57,397
1,375 AF Gruppen ASA* 23,191
3,000 Asanuma Corp. 17,343
1,130 Ashtrom Group, Ltd. 23,827
2,962 AtkinsRealis Group, Inc. 213,800
1,210 Badger Infrastructure Solutions, Ltd. 53,374
16,822 Balfour Beatty plc 147,369
3,000 Bird Construction, Inc.^ 65,066
18,272 Boustead Singapore, Ltd. 23,240
8,388 Bouygues SA 378,824
268 Burkhalter Holding AG 45,640
1,300 Chudenko Corp. 34,609
494 Cie d'Entreprises CFE 5,327
3,721 COMSYS Holdings Corp. 92,753
6,276 Costain Group plc 11,343
1,000 CTI Engineering Co., Ltd. 20,199
1,000 Dai-Dan Co., Ltd. 41,797
335 Deme Group NV 48,869
3,275 Eiffage SA 421,164
818 Elecnor SA 23,384
63 Electra, Ltd./Israel 36,791
7,737 Eltel AB* 7,395
37,002 Empresas ICA SAB de CV*(b) —
5,200 EXEO Group, Inc. 75,264
3,985 Ferrovial SE 229,343
440 Fudo Tetra Corp. 7,971
2,931 Fugro NV 31,295
200 Fukuda Corp. 9,527
4,363 Galliford Try Holdings plc 31,027
3,400 Hazama Ando Corp. 38,499
600 Hibiya Engineering, Ltd. 17,968
256 HOCHTIEF AG 68,572
783 Implenia AG, Registered Shares 65,986
5,936 INFRONEER Holdings, Inc. 61,722
5,765 Instalco AB 15,680
8,300 JGC Holdings Corp. 84,609
7,364 Johns Lyng Group, Ltd. 19,263
2,300 Kajima Corp. 67,039
1,700 Kandenko Co., Ltd. 46,600
900 Kawada Technologies, Inc. 24,217
2,069 Keller Group plc 42,014
19,638 Kier Group plc 58,286
1,500 Kinden Corp. 51,409
13,407 Koninklijke BAM Groep NV 127,258
2,013 Koninklijke Heijmans NV 140,681
800 Kraftia Corp. 38,760
2,800 Kumagai Gumi Co., Ltd. 23,684
770 Kvutzat Acro, Ltd. 10,840
1,447 Lycopodium, Ltd. 11,329
7,887 Maas Group Holdings, Ltd. 23,095
5,316 Maire SpA 78,754
31,500 MECOM Power and Construction, Ltd.* 651
1,700 Meisei Industrial Co., Ltd. 18,649
3,300 MIRAIT ONE Corp. 64,391
1,200 Mitsubishi Kakoki Kaisha, Ltd. 21,709
1,800 Miyaji Engineering Group, Inc. 24,620
3,871 Monadelphous Group, Ltd. 57,799
1,042 Morgan Sindall Group plc 62,257
Shares Value
Common Stocks, continued
Construction & Engineering, continued
2,652 Mota-Engil SGPS SA^ $ 15,995
4,687 NCC AB, Class B 107,884
1,000 Nichireki Group Co., Ltd. 17,882
1,600 Nippon Densetsu Kogyo Co., Ltd. 30,906
20,879 NRW Holdings, Ltd. 64,155
8,200 Obayashi Corp. 134,564
58,518 Obrascon Huarte Lain SA* 30,378
1,800 Okumura Corp. 57,538
8,600 Oriental Shiraishi Corp. 24,786
6,889 Peab AB, Class B 56,016
9,800 Penta-Ocean Construction Co., Ltd. 77,150
1,053 Per Aarsleff Holding A/S 113,622
999 Porr AG 33,471
1,500 Raito Kogyo Co., Ltd. 32,707
2,254 Renew Holdings plc 24,574
5,932 Sacyr SA 24,898
900 Sanki Engineering Co., Ltd. 29,963
1,700 Seikitokyu Kogyo Co., Ltd. 17,305
40,165 Service Stream, Ltd. 61,409
16,220 Severfield plc 6,546
1,612 Shapir Engineering and Industry, Ltd. 13,189
8,167 Shikun & Binui, Ltd.* 37,331
5,400 Shimizu Corp. 75,796
1,500 Shinnihon Corp. 18,688
1,100 SHO-BOND Holdings Co., Ltd. 36,157
5,395 Skanska AB, Class B 140,648
14,496 Southern Cross Electrical Engineering, Ltd. 19,548
31,648 SRG Global, Ltd. 40,656
1,061 Stantec, Inc. 114,442
1,244 Stantec, Inc., ADR 134,103
868 Strabag SE, Class BR 79,408
600 Sumitomo Densetsu Co., Ltd. 25,902
3,746 Sweco AB, Class B 62,831
2,100 Taihei Dengyo Kaisha, Ltd. 29,672
1,600 Taikisha, Ltd. 30,886
700 Taisei Corp. 48,082
800 Takamatsu Construction Group Co., Ltd. 18,657
400 Tekken Corp. 9,500
3,600 Toa Corp. 50,843
400 TOA ROAD Corp. 4,184
1,630 Tobishima Holdings, Inc. 23,973
8,600 Toda Corp. 59,228
2,000 Toenec Corp. 18,908
1,000 Tokyo Energy & Systems, Inc. 11,325
5,100 Tokyu Construction Co., Ltd. 38,528
1,100 Totetsu Kogyo Co., Ltd. 32,172
3,108 Veidekke ASA 49,327
30,940 Ventia Services Group Pty, Ltd. 104,500
7,347 Vinci SA 1,022,857
16,795 Webuild SpA 69,855
14,122 Worley, Ltd. 131,559
1,741 WSP Global, Inc. 342,194
1,700 Yahagi Construction Co., Ltd. 25,772
1,400 Yokogawa Bridge Holdings Corp. 26,775
1,500 Yondenko Corp. 13,634
1,200 Yurtec Corp. 21,903
8,057,057
Construction Materials (0.6%):
1,800 Asia Pile Holdings Corp. 15,115

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction Materials, continued
9,272 Breedon Group plc $ 44,697
2,655 Buzzi SpA 146,120
2,105 Cementir Holding NV 35,128
4,586 Forterra plc(a) 11,560
1,160 H+H International A/S, Class B* 17,787
2,196 Heidelberg Materials AG 494,321
7,265 Holcim AG* 618,420
15,092 Ibstock plc(a) 28,276
1,646 Imerys SA 43,438
3,808 James Hardie Industries plc* 70,835
700 Krosaki Harima Corp. 19,523
1,200 Maeda Kosen Co., Ltd. 15,775
8,852 Marshalls plc 21,545
2,500 Nippon Concrete Industries Co., Ltd.^ 5,836
666 RHI Magnesita NV 18,484
1,500 Shinagawa Refra Co., Ltd. 19,000
22,814 SigmaRoc plc* 37,035
1,500 Sumitomo Osaka Cement Co., Ltd. 39,415
5,000 Taiheiyo Cement Corp. 129,832
1,300 TYK Corp. 4,684
2,000 Vertex Corp. 20,875
998 Vicat SACA 70,099
2,653 Wienerberger AG 85,965
100 Yotai Refractories Co., Ltd. 1,163
2,014,928
Consumer Finance (0.3%):
9,400 Acom Co., Ltd. 30,566
5,400 AEON Financial Service Co., Ltd. 55,015
7,800 Aiful Corp. 26,274
8,198 Axactor ASA* 6,218
4,614 B2 Impact ASA 7,988
1,505 Cembra Money Bank AG 172,927
3,533 Credit Corp. Group, Ltd. 35,890
6,200 Credit Saison Co., Ltd. 165,242
3,324 FleetPartners Group, Ltd.* 6,359
7,892 Funding Circle Holdings plc*(a) 13,229
600 goeasy, Ltd. 74,755
2,509 Hoist Finance AB(a) 26,623
17,800 Hong Leong Finance, Ltd. 36,035
14,415 International Personal Finance plc 41,671
8,929 Isracard, Ltd. 36,111
5,602 J Trust Co., Ltd. 16,822
900 Jaccs Co., Ltd. 25,831
5,100 Marui Group Co., Ltd. 109,388
272 Moltiply Group SpA 13,258
1,520 Orient Corp. 10,375
213,600 Oshidori International Holdings, Ltd.* 13,724
2,100 Premium Group Co., Ltd. 30,569
1,400 Propel Holdings, Inc. 29,559
10,234 Solvar, Ltd. 10,767
38,000 Sun Hung Kai & Co., Ltd. 19,382
10,046 Vanquis Banking Group plc* 16,625
10,059 Zip Co., Ltd.* 29,613
1,060,816
Consumer Staples Distribution & Retail (2.1%):
702 Acomo NV 19,295
12,315 Aeon Co., Ltd. 149,548
1,600 Ain Holdings, Inc. 75,305
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
7,372 Alimentation Couche-Tard, Inc. $ 393,368
1,800 Arcs Co., Ltd. 38,468
1,386 Axfood AB^ 43,034
3,200 Axial Retailing, Inc. 25,381
600 Belc Co., Ltd. 31,359
21,362 Carrefour SA 323,411
1,100 Cawachi, Ltd. 22,009
20,779 Coles Group, Ltd. 320,770
875 Colruyt Group NV 34,507
800 Cosmos Pharmaceutical Corp. 46,735
1,300 Create SD Holdings Co., Ltd. 29,203
500 Daikokutenbussan Co., Ltd. 24,370
12,300 DFI Retail Group Holdings, Ltd. 40,146
4,760 Empire Co., Ltd. 170,867
33,434 Endeavour Group, Ltd. 80,216
900 Fuji Co., Ltd./Ehime 12,293
1,000 G-7 Holdings, Inc. 8,547
1,000 Genky DrugStores Co., Ltd. 33,970
2,979 George Weston, Ltd. 181,737
6,985 GrainCorp, Ltd., Class A 41,662
3,700 H2O Retailing Corp.^ 54,238
500 Halows Co., Ltd. 16,913
1,600 Heiwado Co., Ltd. 31,470
3,009 HelloFresh SE* 25,835
10,000 Hong Kong Technology Venture Co., Ltd. 1,993
200 Itochu-Shokuhin Co., Ltd. 13,840
57,232 J Sainsbury plc 257,553
3,770 Jeronimo Martins SGPS SA 91,829
600 JM Holdings Co., Ltd. 12,371
900 Kato Sangyo Co., Ltd. 35,478
3,850 Kesko Oyj, Class A 82,670
12,885 Kesko Oyj, Class B 274,248
2,324 Kitwave Group plc 7,201
2,300 Kobe Bussan Co., Ltd. 63,268
15,521 Koninklijke Ahold Delhaize NV 627,840
2,200 Life Corp. 37,567
4,396 Loblaw Cos., Ltd. 170,059
215 M Yochananof & Sons, Ltd. 17,901
42,911 Marks & Spencer Group plc 210,646
689 MARR SpA 7,456
5,440 MatsukiyoCocokara & Co. 110,466
600 Maxvalu Tokai Co., Ltd. 14,116
38,038 Metcash, Ltd. 95,669
3,317 Metro, Inc. 222,810
2,301 North West Co., Inc. (The) 79,076
5,999 Ocado Group plc* 18,198
10,925 Olam Group, Ltd.^ 8,386
1,200 Qol Holdings Co., Ltd. 16,297
337 Rami Levy Chain Stores Hashikma Marketing 2006,
Ltd. 31,111
1,000 Retail Partners Co., Ltd. 9,598
2,000 San-A Co., Ltd. 37,665
27,700 Seven & i Holdings Co., Ltd. 372,583
28,900 Sheng Siong Group, Ltd. 46,632
3,049 Shufersal, Ltd. 35,950
38,447 Sonae SGPS SA 60,498
3,300 Sugi Holdings Co., Ltd. 79,591
2,400 Sundrug Co., Ltd. 70,355
110,686 Tesco plc 663,382

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
2,900 Tsuruha Holdings, Inc. $ 46,439
2,100 United Super Markets Holdings, Inc. 13,695
2,200 Valor Holdings Co., Ltd. 43,276
1,400 Watahan & Co., Ltd. 14,772
2,800 Welcia Holdings Co., Ltd. 51,127
9,138 Woolworths Group, Ltd. 161,370
800 YAKUODO Holdings Co., Ltd. 12,511
800 Yamatane Corp. 15,280
700 Yaoko Co., Ltd. 45,331
2,800 Yokorei Co., Ltd. 22,991
6,585,752
Containers & Packaging (0.5%):
8,133 Billerud Aktiebolag 73,243
4,231 Cascades, Inc. 29,311
5,183 CCL Industries, Inc. 292,170
2,123 Corticeira Amorim SGPS SA 17,960
3,926 Elopak ASA 18,153
2,100 FP Corp. 35,754
1,900 Fuji Seal International, Inc. 36,555
1,000 Hokkan Holdings, Ltd. 15,115
3,758 Huhtamaki Oyj 130,103
7,104 International Paper Co. 329,626
282 Mayr Melnhof Karton AG 26,188
3,531 Metsa Board Oyj 12,477
50,822 Orora, Ltd. 70,071
1,500 Pack Corp. (The)^ 12,180
7,600 Rengo Co., Ltd. 48,064
8,214 SIG Group AG* 85,171
500 Taisei Lamick Group Head Quarter & Innovation
Co., Ltd. 9,152
600 Tomoku Co., Ltd. 13,783
3,400 Toyo Seikan Group Holdings, Ltd. 77,530
3,570 Transcontinental, Inc., Class A 50,465
83 Vetropack Holding AG 2,477
733 Vidrala SA 77,497
1,600 Winpak, Ltd. 46,890
501 Zignago Vetro SpA 4,607
1,514,542
Distributors (0.1%):
1,200 Arata Corp. 25,216
2,994 B&S Group Sarl(a) 20,777
9,470 Bapcor, Ltd. 19,839
2,000 Central Automotive Products, Ltd. 24,904
299 D'ieteren Group 56,170
1,000 Doshisha Co., Ltd. 19,097
600 Happinet Corp. 27,828
4,313 Headlam Group plc* 3,134
15,726 Inchcape plc 146,713
500 Media Do Co., Ltd. 6,472
1,000 PALTAC Corp. 31,301
85 Tadiran Group, Ltd. 4,276
385,727
Diversified Consumer Services (0.1%):
3,986 AcadeMedia AB(a) 41,454
3,907 Auction Technology Group plc* 16,933
33,000 EC Healthcare 3,096
44,648 G8 Education, Ltd. 24,896
Shares Value
Common Stocks, continued
Diversified Consumer Services, continued
1,700 IBJ, Inc. $ 10,033
3,637 IDP Education, Ltd. 15,839
3,200 JP-Holdings, Inc. 13,554
1,200 LITALICO, Inc. 10,992
12,661 ME GROUP INTERNATIONAL plc 31,640
6,596 Pearson plc 93,731
25,000 Perfect Medical Health Management, Ltd. 4,469
600 PIA Corp.* 14,063
900 QB Net Holdings Co., Ltd. 8,283
931 Riso Kyoiku Group Corp. 1,416
1,600 San Holdings, Inc. 16,087
306,486
Diversified Telecommunication Services (2.2%):
9,620 Aussie Broadband, Ltd. 36,969
492 BCE, Inc., ADR 11,508
1,279 BCE, Inc. 29,891
28,186 Bezeq The Israeli Telecommunication Corp., Ltd. 54,065
202,666 BT Group plc 521,614
3,412 Cellnex Telecom SA(a) 118,288
11,832 Chorus, Ltd. 65,560
90,000 CITIC Telecom International Holdings, Ltd. 28,104
400 Cogeco, Inc. 17,383
47,136 Deutsche Telekom AG, Registered 1,605,746
5,072 Elisa Oyj 266,097
1,192 Eurotelesites AG* 6,878
2,209 Gamma Communications plc 29,699
24,829 Helios Towers plc* 49,825
74,295 HKT Trust & HKT, Ltd., Class SS 109,986
2,700 Internet Initiative Japan, Inc. 47,878
141,424 Koninklijke KPN NV 678,959
41,300 NETLINK NBN TRUST 30,432
8,252 NOS SGPS SA 37,746
146,300 NTT, Inc. 152,999
70,254 Orange SA 1,139,574
628 Ovzon AB* 2,568
87,202 PCCW, Ltd. 59,724
3,796 Proximus SADP 33,166
4,622 Quebecor, Inc., Class B 145,552
4,571 RAI Way SpA(a) 32,364
3,900 Singapore Telecommunications, Ltd. 12,480
22,616 Spark New Zealand, Ltd. 30,968
12,209 Superloop, Ltd.* 27,399
503 Swisscom AG, Registered Shares 365,229
233,136 Telecom Italia SpA, Savings Share* 134,956
362,236 Telecom Italia SpA/Milano* 189,570
64,804 Telefonica SA 334,898
4,768 Telekom Austria AG 50,956
3,510 Telenor ASA 58,276
47,119 Telia Co. AB 179,992
40,231 Telstra Group, Ltd. 128,362
692 TELUS Corp. 10,901
9,600 TPG Telecom, Ltd. 31,866
2,802 Tuas, Ltd.* 12,950
1,900 U-Next Holdings Co., Ltd. 27,733
2,332 United Internet AG 73,548
1,900 Vision, Inc. 15,973
6,998,632

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electric Utilities (1.3%):
882 Acciona SA $ 177,857
555 BKW AG 118,499
5,900 Chubu Electric Power Co., Inc. 82,173
6,700 Chugoku Electric Power Co., Inc. (The)^ 38,233
8,000 CK Infrastructure Holdings, Ltd. 52,573
9,064 CLP Holdings, Ltd. 75,128
13,965 Contact Energy, Ltd. 73,525
38,410 EDP - Energias de Portugal SA 182,419
405 Elia Group SA/NV 46,728
3,812 Elmera Group ASA(a) 13,045
3,100 Emera, Inc. 148,751
4,654 Endesa SA 148,695
82,705 Enel SpA 784,311
772 EVN AG 21,219
4,526 Fortis, Inc. 229,601
1,244 Fortis, Inc., ADR 63,121
10,147 Fortum Oyj 191,776
27,480 Genesis Energy, Ltd. 37,395
31,000 HK Electric Investments & HK Electric Investments,
Ltd. 23,584
4,600 Hokkaido Electric Power Co., Inc.^ 33,747
3,500 Hokuriku Electric Power Co. 19,989
3,400 Hydro One, Ltd.(a) 121,315
10,288 Iberdrola SA 194,915
7,900 Kansai Electric Power Co., Inc. (The) 113,167
2,800 Kyushu Electric Power Co., Inc. 28,033
2,363 Mercury NZ, Ltd. 9,167
240 Naturenergie Holding AG 10,046
1,800 Okinawa Electric Power Co., Inc. (The) 12,323
18,940 Origin Energy, Ltd. 156,711
1,263 Orsted AS*^(a) 22,700
8,000 Power Assets Holdings, Ltd. 50,701
7,630 Redeia Corp. SA 147,417
246 Romande Energie Holding SA, Registered Shares 12,870
3,500 Shikoku Electric Power Co., Inc. 31,142
18,532 SSE plc 434,231
17,604 Terna - Rete Elettrica Nazionale 178,807
6,400 Tohoku Electric Power Co., Inc. 46,524
14,600 Tokyo Electric Power Co. Holdings, Inc.* 68,566
522 Verbund AG 37,942
4,238,946
Electrical Equipment (1.4%):
6,957 ABB, Ltd., Registered Shares 501,511
4,372 Accelleron Industries AG 368,123
138 Alfen N.V.*(a) 1,571
1,361 AQ Group AB 26,162
6,056 Ballard Power Systems, Inc.*^ 16,408
38 Carlo Gavazzi Holding AG, Registered Shares* 7,572
600 Chiyoda Integre Co., Ltd. 13,339
1,500 Cosel Co., Ltd. 12,187
300 Daihen Corp. 16,651
700 Denyo Co., Ltd.^ 14,022
355 DiscoverIE Group plc 2,855
299 Energiekontor AG 15,417
3,114 Fagerhult Group AB 13,567
1,900 Fuji Electric Co., Ltd. 129,884
2,000 Fujikura, Ltd. 194,465
2,600 Furukawa Electric Co., Ltd. 159,458
1,200 Futaba Corp. 5,377
Shares Value
Common Stocks, continued
Electrical Equipment, continued
485 GARO AB* $ 936
3,900 GS Yuasa Corp. 92,117
3,993 Hexatronic Group AB* 8,180
420 Hirakawa Hewtech Corp. 5,878
580 Huber + Suhner AG, Registered Shares 99,563
1,600 Idec Corp. 26,169
1,273 Legrand SA 212,324
4,700 Mabuchi Motor Co., Ltd. 82,223
754 Mersen SA 22,344
6,100 Mitsubishi Electric Corp. 158,820
15,831 NEL ASA*^ 3,416
1,236 Nexans SA 184,475
5,500 NIDEC Corp. 97,694
500 Nippon Carbon Co., Ltd. 14,722
1,000 Nitto Kogyo Corp. 24,454
2,447 NKT A/S* 239,044
3,813 Nordex SE* 97,839
38 Phoenix Mecano AG, Registered Shares 21,211
2,372 Prysmian SpA 236,895
1,200 Sanyo Denki Co., Ltd. 28,563
1,604 Schneider Electric SE 452,761
1,000 SEC Carbon, Ltd. 15,298
2,150 SGL Carbon SE* 7,945
2,705 Siemens Energy AG* 316,250
4,566 Signify NV(a) 120,558
1,000 Sinfonia Technology Co., Ltd. 61,413
1,500 SWCC Corp. 78,582
900 Takaoka Toko Co., Ltd. 19,148
1,055 Tera Light, Ltd.* 3,787
921 TKH Group NV 39,711
3,900 Ushio, Inc. 61,324
12,178 Vestas Wind Systems A/S 236,383
4,251 Volex plc 20,809
2,117 Zumtobel Group AG 9,974
4,599,379
Electronic Equipment, Instruments & Components (1.5%):
2,100 A&D HOLON Holdings Co., Ltd. 28,763
600 Ai Holdings Corp. 11,352
800 Aichi Tokei Denki Co., Ltd. 15,113
5,560 Alps Alpine Co., Ltd. 70,394
226 ALSO Holding AG, Registered Shares 68,454
2,000 Amano Corp. 56,817
619 Arad, Ltd. 10,121
1,200 Arisawa Manufacturing Co., Ltd. 13,134
883 AT&S Austria Technologie & Systemtechnik AG* 23,348
1,617 Audinate Group, Ltd.* 5,169
8,000 Azbil Corp. 76,088
868 Barco NV 13,796
675 Basler AG* 14,117
900 Canon Electronics, Inc. 16,589
600 Canon Marketing Japan, Inc. 24,248
2,548 Celestica, Inc.* 627,103
157 Cicor Technologies, Ltd., Registered Shares* 36,066
5,800 Citizen Watch Co., Ltd. 39,400
3,400 CMK Corp. 8,025
3,435 Codan, Ltd. 67,154
6,000 Cowell e Holdings, Inc.* 30,108
500 Daitron Co., Ltd. 14,853
3,500 Daiwabo Holdings Co., Ltd. 69,641

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
4,500 Dexerials Corp. $ 69,000
858 Dicker Data, Ltd. 5,577
53,316 Dustin Group AB*(a) 9,562
500 Enplas Corp. 18,857
84,000 FIT Hon Teng, Ltd.*^(a) 69,456
400 Furuno Electric Co., Ltd. 15,393
1,680 Gooch & Housego plc 12,905
400 Hagiwara Electric Holdings Co., Ltd. 9,484
1,849 Halma plc 85,810
3,300 Hamamatsu Photonics KK 35,722
1,373 Hanza AB 14,803
10,564 Hexagon AB, Class B 126,783
500 Hioki EE Corp. 20,534
400 Hirose Electric Co., Ltd. 49,932
1,200 Horiba, Ltd. 101,477
2,600 Hosiden Corp. 41,437
1,100 Ibiden Co., Ltd. 66,519
1,122 Incap Oyj* 13,025
172 Inficon Holding AG 20,384
1,000 Iriso Electronics Co., Ltd. 19,925
1,800 Japan Aviation Electronics Industry, Ltd. 30,625
1,100 Japan Cash Machine Co., Ltd. 7,364
1,226 Jenoptik AG 24,736
1,400 Kaga Electronics Co., Ltd. 33,482
400 Keyence Corp. 148,948
1,894 Kitron ASA 11,028
1,200 Koa Corp. 9,431
16,000 Kyocera Corp. 217,407
3,500 Kyosan Electric Manufacturing Co., Ltd. 12,383
5,053 Lagercrantz Group AB, B Shares 109,303
527 Landis+Gyr Group AG* 42,610
1,212 LPKF Laser & Electronics SE* 10,116
6,000 Macnica Holdings, Inc. 83,107
200 Maruwa Co., Ltd. 52,167
1,900 Maxell, Ltd. 27,453
900 Meiko Electronics Co., Ltd. 60,039
2,414 Midwich Group plc 5,924
5,800 Murata Manufacturing Co., Ltd. 110,080
3,146 Mycronic AB 72,252
2,911 NCAB Group AB* 15,365
267 Nedap NV 29,703
944 Next Vision Stabilized Systems, Ltd. 42,848
2,800 Nichicon Corp. 28,011
2,200 Nihon Dempa Kogyo Co., Ltd. 13,819
600 Nippon Chemi-Con Corp.* 6,616
2,900 Nippon Electric Glass Co., Ltd. 95,090
2,100 Nippon Signal Co., Ltd. 17,260
1,800 Nissha Co., Ltd. 17,416
685 Note AB 13,072
24,877 Novonix, Ltd.* 7,533
3,600 Oki Electric Industry Co., Ltd. 39,176
3,100 Omron Corp. 85,098
1,200 Optex Group Co., Ltd. 17,085
900 Osaki Electric Co., Ltd. 7,791
468 Oxford Instruments plc 11,637
30,000 PAX Global Technology, Ltd. 22,241
4,407 Pricer AB, Class B* 2,355
82 Priortech, Ltd.* 4,895
1,100 Restar Corp. 19,573
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,200 Riken Keiki Co., Ltd. $ 25,326
900 Ryoyo Ryosan Holdings, Inc. 18,195
400 Santec Holdings Corp. 21,322
1,100 Satori Electric Co., Ltd. 14,125
221 Sesa SpA 22,449
800 Shibaura Electronics Co., Ltd. 38,531
1,900 Shimadzu Corp. 47,918
1,200 Shinko Shoji Co., Ltd. 8,099
2,000 Siix Corp. 18,333
4,611 Softwareone Holding AG 47,405
1,926 Spectris plc 106,232
6,120 Strix Group plc* 3,295
2,000 Sumida Corp. 14,672
700 Suzuden Corp. 8,047
700 Tachibana Eletech Co., Ltd. 13,855
3,300 Taiyo Yuden Co., Ltd. 73,536
2,500 Tamura Corp. 8,284
18,100 TDK Corp. 261,863
245 Telsys, Ltd. 14,147
1,200 Tokyo Electron Device, Ltd. 24,121
1,300 TOYO Corp. 14,035
7,103 TT Electronics plc 10,824
1,112 Vaisala Oyj, A Shares 58,192
6,800 Venture Corp., Ltd. 73,569
10,000 VSTECS Holdings, Ltd. 13,843
1,100 Yashima Denki Co., Ltd. 16,466
3,300 Yokogawa Electric Corp. 94,727
1,100 Yokowo Co., Ltd. 10,998
4,793,886
Energy Equipment & Services (0.5%):
7,314 Akastor ASA* 8,398
6,540 Aker Solutions ASA 19,665
2,991 BW Offshore, Ltd. 11,065
3,100 Calfrac Well Services, Ltd.* 7,708
8,074 CES Energy Solutions Corp. 54,484
4,087 DOF Group ASA 40,215
6,058 Enerflex, Ltd. 65,347
8,606 Ensign Energy Services, Inc.* 15,214
106,730 Ezion Holdings, Ltd.*(b) —
6,704 Hunting plc 30,507
18,214 John Wood Group plc* 4,516
2,980 Odfjell Drilling, Ltd. 23,195
1,211 Odfjell Technology, Ltd. 7,359
4,150 Pason Systems, Inc. 36,027
1,600 PHX Energy Services Corp. 9,095
518 Precision Drilling Corp.* 29,178
50,343 Saipem SpA 145,301
6,986 SBM Offshore NV 178,876
174 SBO AG 5,454
10,677 Shelf Drilling, Ltd.*(a) 19,612
2,859 Solstad Offshore ASA* 15,548
3,678 Subsea 7 SA 75,944
5,052 Technip Energies NV 237,782
1,654 Tecnicas Reunidas SA* 51,511
6,173 Tenaris SA 110,475
435 TerraVest Industries, Inc. 43,547
4,441 TGS ASA 32,887
2,300 Total Energy Services, Inc. 23,802
400 Toyo Kanetsu KK 12,610

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
9,711 Trican Well Service, Ltd. $ 43,059
8,089 Vallourec SACA 153,952
294 Viridien* 22,242
1,534,575
Entertainment (0.4%):
800 Akatsuki, Inc. 14,613
1,100 Amuse, Inc. 15,243
800 Anycolor, Inc. 30,413
1,400 Avex, Inc. 11,992
13,015 Bollore SE 73,655
2,427 Borussia Dortmund GmbH & Co. KGaA 10,314
4,300 Capcom Co., Ltd. 117,061
4,900 COLOPL, Inc. 15,887
1,850 CTS Eventim AG & Co. KGaA 181,331
3,900 Daiichikosho Co., Ltd. 44,083
702 Embracer Group AB* 7,784
5,146 EVT, Ltd. 44,567
649 G5 Entertainment AB 6,314
2,400 GREE Holdings, Inc. 7,118
38,000 IGG, Inc. 22,014
400 Kinepolis Group NV 15,037
800 Koei Tecmo Holdings Co., Ltd. 10,428
500 Konami Group Corp. 72,154
1,000 MIXI, Inc. 21,531
3,270 Modern Times Group MTG AB, Class B* 38,342
1,400 Nexon Co., Ltd. 30,780
1,000 Nintendo Co., Ltd. 85,675
600 Square Enix Holdings Co., Ltd. 12,923
21,268 Stillfront Group AB* 14,435
700 Toei Animation Co., Ltd. 14,452
400 Toei Co., Ltd. 14,549
300 Toho Co., Ltd. 19,307
1,040 Ubisoft Entertainment SA* 11,926
7,861 Universal Music Group NV 228,130
1,192,058
Financial Services (1.0%):
68 Adyen NV*(a) 109,116
103,872 AMP, Ltd. 113,839
9,449 Australian Finance Group, Ltd. 16,281
1,684 Banca IFIS SpA 44,646
4,735 Banca Mediolanum SpA 94,991
3,852 BFF Bank SpA*(a) 49,485
5,498 Burford Capital, Ltd. 65,419
22,106 Challenger, Ltd. 126,799
6,016 Deutsche Pfandbriefbank AG(a) 35,398
2,900 Edenred SE 69,092
800 eGuarantee, Inc. 8,845
5,345 EML Payments, Ltd.* 3,522
1,164 Eurazeo SE 77,056
1,900 Financial Partners Group Co., Ltd. 30,667
2,400 Firm Capital Mortgage Investment Corp. 21,146
900 First National Financial Corp. 31,013
2,200 Fuyo General Lease Co., Ltd. 65,756
200 GMO Financial Gate, Inc. 8,309
1,200 GMO Payment Gateway, Inc. 67,505
698 GRENKE AG 13,623
4,600 G-Resources Group, Ltd. 5,360
1,036 HAL Trust 165,047
Shares Value
Common Stocks, continued
Financial Services, continued
16,190 Helia Group, Ltd. $ 62,049
1,600 Japan Investment Adviser Co., Ltd. 21,597
2,400 Japan Securities Finance Co., Ltd. 30,196
51,009 M&G plc 174,394
36,320 Mitsubishi HC Capital, Inc. 299,997
82 Mivtach Shamir Holdings, Ltd. 6,822
6,600 Mizuho Leasing Co., Ltd. 58,101
915 Mortgage Advice Bureau Holdings, Ltd. 8,836
14,213 Nexi SpA(a) 80,432
16,085 OFX Group, Ltd.* 9,112
7,289 Omni Bridgeway, Ltd.* 8,213
12,400 ORIX Corp. 323,840
17,777 OSB Group plc 136,258
5,857 Paragon Banking Group plc 68,546
2,696 PayPoint plc 27,414
10,548 Pepper Money, Ltd. 13,949
2,662 Plus500, Ltd. 115,327
400 Ricoh Leasing Co., Ltd. 15,784
543 SBI ARUHI Corp. 3,003
3 Schweizerische Nationalbank, Registered Shares 14,144
11,000 Shandong Hi-Speed Holdings Group, Ltd.* 6,290
66,100 Sony Financial Group, Inc.* 73,310
3,600 Timbercreek Financial Corp. 19,352
6,500 Tokyo Century Corp. 82,842
3,429 Washington H Soul Pattinson & Co., Ltd. 87,457
1,637 Wise plc, Class A* 22,856
5,213 Worldline SA*^(a) 16,846
1,800 Zenkoku Hosho Co., Ltd. 40,864
3,050,746
Food Products (2.1%):
7,127 a2 Milk Co., Ltd. (The) 41,114
615 AAK AB 15,993
364 Agrana Beteiligungs AG 5,278
4,600 Ajinomoto Co., Inc. 131,978
1,313 Anglo-Eastern Plantations plc 24,358
1,069 Aryzta AG* 87,525
3,961 Associated British Foods plc 109,235
772 Atria Oyj 11,793
3,971 Austevoll Seafood ASA 37,899
9,834 Australian Agricultural Co., Ltd.* 9,590
163 Bakkafrost P/F 7,479
6,504 Bakkavor Group PLC(a) 18,635
27 Barry Callebaut AG, Registered Shares^ 37,098
13,970 Bega Cheese, Ltd. 48,036
125 Bell Food Group AG* 37,974
854 Bonduelle SCA 8,248
3,100 Calbee, Inc. 59,887
1 Chocoladefabriken Lindt & Spruengli AG 150,689
800 Chubu Shiryo Co., Ltd. 9,364
12,278 Cloetta AB, B Shares 44,280
1,383 Cranswick plc 93,351
1,859 Danone SA 161,944
17,600 Delfi, Ltd. 10,787
1,000 DyDo Group Holdings, Inc. 17,004
2,372 Ebro Foods SA 51,025
6,645 Elders, Ltd. 32,807
49 Emmi AG, Registered Shares 42,419
1,300 Ezaki Glico Co., Ltd. 44,487
1,600 Feed One Co., Ltd. 12,274

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Food Products, continued
108,669 First Pacific Co., Ltd. $ 91,151
27,100 First Resources, Ltd. 35,310
5,564 Fonterra Co-operative Group, Ltd.^ 26,922
10,200 Food Empire Holdings, Ltd. 19,651
1,616 ForFarmers NV 8,608
9,500 Fraser and Neave, Ltd. 10,980
1,900 Fuji Oil Co., Ltd. 46,155
1,600 Fujicco Co., Ltd. 17,808
700 Fujiya Co., Ltd. 12,305
3,696 Glanbia plc 60,887
289,700 Golden Agri-Resources, Ltd. 66,230
10,704 Greencore Group plc 32,890
1,502 Grieg Seafood ASA* 10,015
1,100 High Liner Foods, Inc. 13,494
3,890 Hilton Food Group plc 34,926
800 Hokuto Corp. 10,329
2,000 House Foods Group, Inc. 39,233
700 Imuraya Group Co., Ltd. 11,936
5,374 Inghams Group, Ltd. 9,011
940 Itoham Yonekyu Holdings, Inc. 36,179
600 Iwatsuka Confectionery Co., Ltd. 12,653
2,071 JDE Peet's NV 75,840
600 J-Oil Mills, Inc. 8,338
1,300 Kagome Co., Ltd. 25,314
400 Kameda Seika Co., Ltd. 11,170
700 Kenko Mayonnaise Co., Ltd. 9,285
1,416 Kerry Group plc, Class A 127,499
1,200 Kewpie Corp. 32,763
6,600 Kikkoman Corp. 55,955
2,600 Kotobuki Spirits Co., Ltd. 31,850
518 KWS Saat SE & Co. KGaA 40,313
500 Kyokuyo Co., Ltd. 16,702
147 Lassonde Industries, Inc., Class A 22,384
2,420 Leroy Seafood Group ASA 11,957
10 Lotus Bakeries NV 94,283
1,065 M.P. Evans Group plc 19,407
1,803 Maple Leaf Foods, Inc. 46,659
1,200 Marudai Food Co., Ltd. 16,439
2,100 Maruha Nichiro Corp. 48,694
2,000 Megmilk Snow Brand Co., Ltd. 40,036
4,000 MEIJI Holdings Co., Ltd. 82,945
800 Mitsui DM Sugar Co., Ltd. 17,303
2,600 Morinaga & Co., Ltd. 46,036
2,300 Morinaga Milk Industry Co., Ltd. 53,882
1,778 Mowi ASA 37,715
22,644 Nestle SA, Registered Shares 2,080,429
389 Neto Malinda Trading, Ltd. 15,630
1,800 NH Foods, Ltd. 71,369
6,800 Nichirei Corp. 79,936
1,800 Nippn Corp. 28,212
800 Nippon Beet Sugar Manufacturing Co., Ltd. 15,946
1,200 Nisshin Oillio Group, Ltd. (The) 42,201
3,900 Nisshin Seifun Group, Inc. 47,927
10,000 Nissin Foods Co., Ltd. 8,918
1,500 Nissin Foods Holdings Co., Ltd.^ 28,261
9,700 Nissui Corp. 68,348
326 Orior AG* 4,942
149 Orkla ASA 1,560
20,925 Premier Foods plc 54,064
Shares Value
Common Stocks, continued
Food Products, continued
1,180 Premium Brands Holdings Corp. $ 79,246
1,300 Prima Meat Packers, Ltd. 20,704
4,461 Raisio Oyj, Class V 12,835
13,979 Ridley Corp., Ltd. 27,911
1,300 Riken Vitamin Co., Ltd. 25,584
4,400 Rogers Sugar, Inc. 20,142
1,300 Rokko Butter Co., Ltd. 11,079
600 S Foods, Inc. 11,019
800 S&B Foods, Inc. 18,410
400 Sakata Seed Corp. 9,857
2,346 Sanford, Ltd. 7,495
5,028 Saputo, Inc. 122,132
127 Savencia SA 9,196
3,496 Scales Corp., Ltd. 11,528
2,362 Scandi Standard AB 23,752
476 Schouw & Co. A/S 44,270
3,426 Select Harvests, Ltd.* 9,161
800 Showa Sangyo Co., Ltd. 16,503
306 Sipef NV 26,417
370 Societe LDC SADIR 39,812
1,800 Starzen Co., Ltd. 14,609
737 Suedzucker AG^ 8,106
7,095 Tate & Lyle plc 42,892
300 Toyo Suisan Kaisha, Ltd. 21,473
580 UIE plc 26,774
1,133 Viscofan SA 77,392
24,000 Vitasoy International Holdings, Ltd. 26,030
400 Warabeya Nichiyo Holdings Co., Ltd. 7,997
800 Wellneo Sugar Co., Ltd. 13,974
217,415 WH Group, Ltd.(a) 236,321
30,000 Wilmar International, Ltd. 66,398
1,600 Yakult Honsha Co., Ltd.^ 26,088
2,400 Yamazaki Baking Co., Ltd. 53,445
1,500 Yukiguni Factory Co., Ltd. 10,774
6,669,062
Gas Utilities (0.4%):
10,084 AltaGas, Ltd. 310,745
13,029 APA Group 76,557
1,174 Ascopiave SpA 4,206
900 Brookfield Infrastructure Corp. 36,970
3,473 Enagas SA 54,316
53,850 Hong Kong & China Gas Co., Ltd. 46,811
18,858 Italgas SpA 173,495
800 K&O Energy Group, Inc. 17,502
88,854 Keppel Infrastructure Trust 32,039
2,607 Naturgy Energy Group SA 81,027
4,400 Nippon Gas Co., Ltd. 82,369
3,600 Osaka Gas Co., Ltd. 104,361
2,402 Rubis SCA 89,796
1,300 Saibu Gas Holdings Co., Ltd. 17,385
1,300 Shizuoka Gas Co., Ltd. 10,280
12,151 Snam SpA 73,003
7,604 Superior Plus Corp.^ 43,116
1,400 Toho Gas Co., Ltd. 43,129
3,100 Tokyo Gas Co., Ltd. 110,322
1,407,429
Ground Transportation (0.8%):
71,870 Aurizon Holdings, Ltd. 152,001

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Ground Transportation, continued
1,170 Ayvens SA(a) $ 14,144
1,849 Canadian National Railway Co., ADR 174,361
1,300 Canadian National Railway Co. 122,610
2,788 Canadian Pacific Kansas City, Ltd. 207,673
724 Canadian Pacific Kansas City, Ltd., ADR 53,931
3,800 Central Japan Railway Co. 109,101
54,400 ComfortDelGro Corp., Ltd. 61,169
4,500 East Japan Railway Co. 110,282
32,483 Firstgroup plc 98,397
1,200 Fukuyama Transporting Co., Ltd. 29,845
4,100 Hankyu Hanshin Holdings, Inc. 120,959
1,100 Ichinen Holdings Co., Ltd. 14,955
206 Jungfraubahn Holding AG, Registered Shares 57,206
4,900 Keikyu Corp. 49,744
2,100 Keio Corp.^ 54,339
3,300 Keisei Electric Railway Co., Ltd. 30,630
4,820 Kelsian Group, Ltd. 15,661
3,400 Kintetsu Group Holdings Co., Ltd. 70,897
2,700 Kyushu Railway Co. 71,545
18,764 Lindsay Australia, Ltd. 8,150
400 Maruzen Showa Unyu Co., Ltd. 18,791
13,705 Mobico Group plc* 5,301
7,711 MTR Corp., Ltd. 26,155
3,700 Mullen Group, Ltd.^ 37,013
3,800 Nagoya Railroad Co., Ltd. 45,394
2,700 Nankai Electric Railway Co., Ltd. 50,897
1,800 Nikkon Holdings Co., Ltd. 41,493
1,300 Nishi-Nippon Railroad Co., Ltd. 20,556
588 NTG Nordic Transport Group A/S* 17,234
6,500 Odakyu Electric Railway Co., Ltd. 73,170
1,000 Sakai Moving Service Co., Ltd. 20,254
700 Sanyo Electric Railway Co., Ltd. 9,985
3,300 Seibu Holdings, Inc. 119,389
2,200 Seino Holdings Co., Ltd. 32,360
323 Sixt SE 31,237
1,700 Sotetsu Holdings, Inc. 30,645
212 Stef SA 29,912
1,708 TFI International, Inc. 150,338
200 TFI International, Inc., ADR 17,612
3,700 Tobu Railway Co., Ltd. 66,141
5,000 Tokyu Corp. 61,022
4,383 Tourism Holdings, Ltd. 6,711
17,033 Transport International Holdings, Ltd. 23,091
4,200 West Japan Railway Co. 92,081
8,809 Zigup plc 38,586
2,692,968
Health Care Equipment & Supplies (1.2%):
6,242 Advanced Medical Solutions Group plc 19,013
4,885 Alcon AG 365,981
2,472 Alcon AG, ADR 184,189
6,333 Ambu A/S, Class B* 93,627
5,475 Ansell, Ltd. 115,853
6,703 Arjo AB, Class B 23,484
2,700 Asahi Intecc Co., Ltd. 43,763
1,537 Bausch + Lomb Corp.* 23,163
600 BioMerieux 80,462
362 Carl Zeiss Meditec AG, Class BR 17,935
246 Cellavision AB 4,512
630 Cochlear, Ltd. 116,508
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,398 Coloplast A/S, Class B $ 119,678
251 Coltene Holding AG, Registered Shares* 14,180
12,000 Convatec Group plc(a) 37,476
3,746 Demant A/S* 129,880
238 Draegerwerk AG & Co. KGaA 14,261
1,374 Eckert & Ziegler SE 28,797
8,801 Elekta AB, Class B^ 44,438
730 EssilorLuxottica SA 238,078
2,617 Fisher & Paykel Healthcare Corp., Ltd. 56,153
900 Fukuda Denshi Co., Ltd. 41,000
3,444 Getinge AB, B Shares 74,616
405 Guerbet*^ 6,283
800 Hogy Medical Co., Ltd. 29,056
2,700 Hoya Corp. 373,017
537 Ion Beam Applications 6,648
2,000 Japan Lifeline Co., Ltd. 20,411
1,000 Jeol, Ltd. 34,454
6,332 Koninklijke Philips NV 173,320
5,510 Koninklijke Philips NV, NYS 150,203
1,600 Mani, Inc. 13,798
133 Medacta Group SA(a) 24,379
671 Medistim ASA 15,373
849 Medmix AG(a) 9,586
2,700 Menicon Co., Ltd. 20,773
10 Metall Zug AG, Registered Shares 10,226
19,000 Modern Dental Group, Ltd. 12,819
2,300 Nakanishi, Inc. 31,797
4,923 Nanosonics, Ltd.*^ 13,725
7,100 Nipro Corp. 72,224
12,500 Olympus Corp. 158,387
1,800 Paramount Bed Holdings Co., Ltd. 44,187
458 Pentixapharm Holding AG* 970
2,100 PHC Holdings Corp.^ 13,881
457 Revenio Group Oyj 12,398
600 Rion Co., Ltd. 10,775
16,500 Riverstone Holdings, Ltd. 9,158
1,752 Siemens Healthineers AG(a) 94,770
2,518 Smith & Nephew plc 45,362
1,754 Smith & Nephew plc, ADR^ 63,653
1,047 Sonova Holding AG 286,935
360 STRATEC SE 12,105
425 Straumann Holding AG, Class R 45,557
8,100 Sysmex Corp. 100,455
3,000 Terumo Corp. 49,516
25 Ypsomed Holding AG, Registered Shares 9,837
3,863,085
Health Care Providers & Services (0.8%):
5,600 Alfresa Holdings Corp. 80,105
3,647 Ambea AB(a) 52,698
2,889 Amplifon SpA 47,210
1,500 Amvis Holdings, Inc. 6,071
732 Andlauer Healthcare Group, Inc. 27,760
1,700 As One Corp. 28,199
6,164 Attendo AB(a) 46,252
5,975 Australian Clinical Labs, Ltd. 9,487
700 BML, Inc. 17,501
6,760 Clariane SE* 37,617
20,000 C-Mer Medical Holdings, Ltd. 5,217
2,319 CVS Group plc 38,889

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
2,132 EBOS Group, Ltd. $ 36,759
263 Elan Corp. 1,399
4,012 Extendicare, Inc.^ 42,874
2,701 Fagron 62,774
1,400 France Bed Holdings Co., Ltd.^ 12,197
6,241 Fresenius Medical Care AG 327,434
6,586 Fresenius SE & Co. KGaA 366,734
2,396 Galenica AG(a) 260,766
1,500 H.U. Group Holdings, Inc. 34,600
26,644 Healius, Ltd. 13,198
2,572 Humana AB 11,400
4,878 Integral Diagnostics, Ltd. 8,852
1,000 Japan Medical Dynamic Marketing, Inc. 3,412
225 LNA Sante SA 6,840
1,304 Medical Facilities Corp. 13,251
1,574 Medicover AB, Class B 43,371
56 Medios AG* 885
6,200 Medipal Holdings Corp. 106,748
3,565 Mediterranean Towers, Ltd. 14,640
24,681 Monash IVF Group, Ltd. 10,950
1,110 NMC Health plc*(b) —
11,023 Novolog, Ltd. 4,307
23,114 Oceania Healthcare, Ltd.* 9,254
6,310 Oriola Oyj, Class B 8,522
3,907 Ramsay Health Care, Ltd. 82,126
7,784 Regis Healthcare, Ltd. 31,193
15,555 Ryman Healthcare, Ltd.* 23,378
3,800 Ship Healthcare Holdings, Inc. 58,693
1,474 Sienna Senior Living, Inc.^ 19,756
90,960 Sigma Healthcare, Ltd. 178,977
1,900 Solasto Corp. 6,274
7,311 Sonic Healthcare, Ltd. 103,714
9,842 Spire Healthcare Group plc(a) 33,229
9,320 Summerset Group Holdings, Ltd. 57,619
1,100 SUNWELS Co., Ltd.* 4,823
2,200 Suzuken Co., Ltd. 86,576
5,236 Terveystalo Oyj(a) 62,206
176,600 Thomson Medical Group, Ltd.* 8,217
1,100 Toho Holdings Co., Ltd. 40,624
1,300 Tokai Corp./Gifu 19,325
1,600 Vital KSK Holdings, Inc. 14,205
10,100 Well Health Technologies Corp.* 37,308
2,666,416
Health Care Technology (0.1%):
7,980 AGFA-Gevaert NV* 8,761
2,802 Ascom Holding AG, Registered Shares 12,346
2,600 Carenet, Inc. 20,000
1,900 M3, Inc. 31,241
800 Medley, Inc.* 13,189
800 NNIT A/S*(a) 7,467
905 Pro Medicus, Ltd. 185,170
1,213 RaySearch Laboratories AB 32,468
1,731 Sectra AB, Class B 57,639
368,281
Hotels, Restaurants & Leisure (1.7%):
4,406 Accor SA 208,708
600 Aeon Fantasy Co., Ltd.* 14,777
1,000 Airtrip Corp. 6,633
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
6,223 Amadeus IT Group SA $ 492,468
2,652 Aristocrat Leisure, Ltd. 123,131
1,638 Basic-Fit NV*(a) 49,841
5,071 Betsson AB, Class B 83,721
20,000 Cafe de Coral Holdings, Ltd. 16,588
1,433 Carnival plc, ADR* 37,888
970 Cie des Alpes 24,268
23,206 Coast Entertainment Holdings, Ltd.* 6,296
5,293 Collins Foods, Ltd. 37,598
4,300 Colowide Co., Ltd.^ 53,185
13,908 Compass Group plc 473,769
3,168 Corporate Travel Management, Ltd. 33,677
8,200 Create Restaurants Holdings, Inc. 42,813
2,300 Curves Holdings Co., Ltd. 12,992
7,882 Dalata Hotel Group plc 59,233
1,621 Domino's Pizza Enterprises, Ltd. 14,466
5,120 Domino's Pizza Group plc 13,706
400 Doutor Nichires Holdings Co., Ltd. 7,128
4,906 Elior Group SA*(a) 15,274
5,928 Entain plc 69,482
1,240 Evolution AB(a) 101,822
6,500 Fairwood Holdings, Ltd. 4,419
131 Fattal Holdings 1998, Ltd.* 21,931
3,488 FDJ UNITED 116,863
4,764 Flight Centre Travel Group, Ltd. 36,527
334 Flutter Entertainment plc* 86,893
1,900 Food & Life Cos., Ltd. 99,585
900 Fuji Kyuko Co., Ltd. 15,664
1,200 Fujio Food Group, Inc. 9,335
200 Fujita Kanko, Inc. 14,164
557 Fuller Smith & Turner plc 4,272
14,000 Galaxy Entertainment Group, Ltd. 77,245
400 Genki Global Dining Concepts Corp. 9,095
143,500 Genting Singapore, Ltd. 81,744
2,925 Greggs plc 63,241
10,742 Gym Group plc*(a) 21,391
2,700 Heiwa Corp. 38,395
600 Hiday Hidaka Corp. 14,519
2,000 HIS Co., Ltd. 19,008
5,443 Hollywood Bowl Group plc 18,485
18,230 Hongkong & Shanghai Hotels, Ltd. (The) 13,681
1,416 Ibersol SGPS SA 16,618
1,900 Ichibanya Co., Ltd. 12,014
808 InterContinental Hotels Group plc 97,915
606 InterContinental Hotels Group plc, ADR^ 73,484
535 Issta, Ltd. 17,447
3,676 J D Wetherspoon plc 33,820
868 Jumbo Interactive, Ltd. 6,170
2,383 Just Eat Takeaway.com NV*(a) 56,495
1,100 KOMEDA Holdings Co, Ltd. 23,134
3,200 Koshidaka Holdings Co., Ltd. 29,771
2,800 Kyoritsu Maintenance Co., Ltd. 60,556
35,703 Lottery Corp., Ltd. (The) 139,175
33,812 Marston's plc* 17,853
300 Matsuyafoods Holdings Co., Ltd. 12,175
900 McDonald's Holdings Co. Japan, Ltd. 37,794
3,184 Melia Hotels International SA 27,848
15,600 MGM China Holdings, Ltd. 33,323
14,000 Miramar Hotel & Investment 17,623

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
11,969 Mitchells & Butlers plc* $ 39,811
1,200 Monogatari Corp. (The) 34,598
1,013 MTY Food Group, Inc. 28,035
46,867 NagaCorp, Ltd. 35,243
600 Ohsho Food Service Corp. 15,007
5,176 On the Beach Group plc(a) 15,480
5,300 Oriental Land Co., Ltd. 127,405
900 Pizza Pizza Royalty Corp. 9,941
7,247 Playtech plc 35,990
600 Pollard Banknote, Ltd. 9,917
12,439 Rank Group plc 23,208
4,800 Resorttrust, Inc. 60,934
3,149 Restaurant Brands International, Inc.^ 202,043
3,018 Restaurant Brands New Zealand, Ltd. 8,558
700 Ringer Hut Co., Ltd. 10,827
4,600 Round One Corp. 40,593
1,800 Royal Holdings Co., Ltd. 33,293
1,100 Saizeriya Co., Ltd. 37,020
18,188 Sands China, Ltd. 50,811
5,957 Scandic Hotels Group AB(a) 56,375
36,000 Shangri-La Asia, Ltd. 21,021
42,585 SJM Holdings, Ltd.* 18,169
913 SkiStar AB 15,321
42,725 SKYCITY Entertainment Group, Ltd.* 16,320
5,900 Skylark Holdings Co., Ltd. 122,087
2,148 Sodexo SA 135,211
12,769 SSP Group plc 29,541
91,665 Tabcorp Holdings, Ltd. 62,400
137 Tivoli A/S 12,762
800 Tokyotokeiba Co., Ltd. 29,116
1,400 Toridoll Holdings Corp.^ 45,387
11,666 Trainline plc*(a) 43,860
6,237 TUI AG* 56,806
11,838 TUI AG, Frankfurt* 107,819
6,523 WEB Travel Group, Ltd.* 17,079
6,523 Webjet Group, Ltd.* 3,766
4,802 Whitbread plc 209,022
31,600 Wynn Macau, Ltd. 29,226
1,900 Yoshinoya Holdings Co., Ltd. 38,667
1,308 Young & Co.'s Brewery plc, Class A 14,070
1,515 Young & Co's Brewery plc 12,274
1,600 Zensho Holdings Co., Ltd. 104,751
5,498,900
Household Durables (1.5%):
2,091 Ariston Holding NV 10,331
2,404 Azorim-Investment Development & Construction
Co., Ltd. 14,700
4,812 Bang & Olufsen A/S* 9,710
27,373 Barratt Redrow plc 143,745
3,395 Bellway plc 112,190
1,610 Berkeley Group Holdings plc 83,146
11,184 Bonava AB, B Shares* 14,352
3,437 Breville Group, Ltd. 68,381
27,975 Cairn Homes plc 63,337
2,500 Casio Computer Co., Ltd. 20,529
600 Chofu Seisakusho Co., Ltd. 7,838
9,402 Crest Nicholson Holdings plc 20,573
310 Danya Cebus, Ltd. 11,573
1,000 Dorel Industries, Inc., Class B* 1,200
Shares Value
Common Stocks, continued
Household Durables, continued
588 Electra Consumer Products 1970, Ltd. $ 20,528
3,176 Electrolux AB, Class B* 17,411
1,200 ES-Con Japan, Ltd. 8,369
500 Eslead Corp. 18,375
1,387 Fiskars OYJ Abp 19,868
1,300 FJ Next Holdings Co., Ltd. 14,119
1,000 Foster Electric Co., Ltd. 15,773
1,600 Fuji Corp., Ltd. 8,767
7,325 Glenveagh Properties plc*(a) 16,642
4,025 GN Store Nord A/S* 68,569
8,900 Haseko Corp. 151,982
2,710 Henry Boot plc 8,092
700 Hoosiers Holdings Co., Ltd. 6,133
4,700 Iida Group Holdings Co., Ltd. 74,950
1,337 JM AB 19,996
7,000 JVCKenwood Corp. 54,473
692 Kaufman & Broad SA 24,206
700 Ki-Star Real Estate Co., Ltd. 26,481
1,300 LEC, Inc. 10,186
540 Leifheit AG 9,803
73,600 Man Wah Holdings, Ltd. 40,811
1,659 Maytronics, Ltd. 2,334
1,185 Nacon SA* 1,009
1,363 Neinor Homes SA*(a) 27,747
8,100 Nikon Corp.^ 94,215
22,304 Nobia AB* 11,104
2,200 Open House Group Co., Ltd. 113,931
26,400 Panasonic Holdings Corp. 286,772
8,393 Persimmon plc 131,347
1,900 Rinnai Corp. 44,988
567 Sabaf SpA 9,153
1,200 Sangetsu Corp. 25,176
693 SEB SA 50,889
5,800 Sekisui Chemical Co., Ltd. 107,862
4,900 Sekisui House, Ltd. 111,383
5,800 Sharp Corp.* 32,465
66,100 Sony Group Corp. 1,896,946
14,400 Sumitomo Forestry Co., Ltd. 172,329
328 Surteco Group SE 5,005
400 Tama Home Co., Ltd.^ 9,881
4,800 Tamron Co., Ltd. 33,526
89,907 Taylor Wimpey plc 125,129
1,000 Toa Corp Hyogo 8,122
100 Token Corp. 10,071
1,127 VIDENDUM plc* 709
7,319 Vistry Group plc* 63,607
100 V-ZUG Holding AG 5,524
3,849 YIT Oyj* 13,436
1,200 Zojirushi Corp. 13,199
4,624,998
Household Products (0.4%):
636 Essity AB, Class A 16,632
5,634 Essity AB, Class B 147,420
1,423 Henkel AG & Co. KGaA 105,539
1,800 Kusuri no Aoki Holdings Co., Ltd. 48,750
4,600 Lion Corp. 48,027
14,255 McBride plc* 23,928
3,600 Pigeon Corp. 43,226
8,488 Reckitt Benckiser Group plc 655,437

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Household Products, continued
1,100 ST Corp. $ 11,762
1,600 Transaction Co., Ltd. 13,066
12,000 Unicharm Corp. 78,251
1,192,038
Independent Power and Renewable Electricity Producers
(0.5%):
1,688 7C Solarparken AG 3,302
9,305 Audax Renovables SA 14,619
2,451 Boralex, Inc., Class A 47,857
3,000 Capital Power Corp.^ 140,891
7,088 Cloudberry Clean Energy ASA* 9,802
1,098 Corp ACCIONA Energias Renovables SA 28,516
4,371 Doral Group Renewable Energy Resources, Ltd.* 22,431
16,963 Drax Group plc 159,445
5,896 EDP Renovaveis SA 77,866
1,700 EF-ON, Inc. 5,006
2,600 Electric Power Development Co., Ltd. 48,813
249 Enlight Renewable Energy, Ltd.* 7,671
1,000 eRex Co., Ltd. 4,974
881 ERG SpA 21,724
690 Kenon Holdings, Ltd. 30,944
9,100 Meridian Energy, Ltd. 29,385
7,372 Northland Power, Inc.^ 123,441
691 OPC Energy, Ltd.* 10,939
2,011 Orron Energy ab* 1,034
1,500 Polaris Renewable Energy, Inc. 14,650
2,100 RENOVA, Inc.* 13,320
10,405 RWE AG 462,040
3,504 Scatec ASA*(a) 34,560
1,714 Solaria Energia y Medio Ambiente SA* 21,978
9,792 TransAlta Corp. 133,774
882 Voltalia SA, Registered Shares*^ 7,779
910 West Holdings Corp. 12,073
1,488,834
Industrial Conglomerates (0.7%):
125 Aker ASA, A Shares 9,777
865 Bonheur ASA 19,534
8,000 Chevalier International Holdings, Ltd. 3,991
17,930 CK Hutchison Holdings, Ltd. 118,335
57,000 CTF Services Ltd. 61,682
3,266 DCC plc^ 210,715
2,000 Guoco Group, Ltd. 19,615
100 Hikari Tsushin, Inc. 27,883
25,600 Hitachi, Ltd. 672,324
1,282 Indus Holding AG 32,706
5,558 Infratil, Ltd. 39,717
515 Italmobiliare SpA 18,533
3,100 Jardine Cycle & Carriage, Ltd. 68,899
3,600 Keihan Holdings Co., Ltd. 81,827
16,100 Keppel, Ltd. 111,354
1,187 Lifco AB, Class B 40,376
2,900 Mie Kotsu Group Holdings, Inc. 10,664
5,400 Nisshinbo Holdings, Inc. 41,508
7,406 Nolato AB, Class B 46,501
1,500 Noritsu Koki Co., Ltd. 17,869
1,616 Siemens AG, Registered Shares 435,971
3,581 Smiths Group plc 114,218
27,456 Storskogen Group AB, Class B 28,191
Shares Value
Common Stocks, continued
Industrial Conglomerates, continued
5,400 TOKAI Holdings Corp. $ 37,998
933 Volati AB 10,668
2,280,856
Insurance (5.2%):
4,475 Admiral Group plc 202,295
32,466 Aegon, Ltd. 262,107
7,175 Aegon, Ltd., NYS, Registered Shares 57,328
5,578 Ageas SA/NV 387,219
89,840 AIA Group, Ltd. 861,165
40,863 Alm Brand A/S 114,348
2,500 Anicom Holdings, Inc. 13,980
5,157 ASR Nederland NV 350,920
3,755 AUB Group, Ltd. 81,104
32,944 Aviva plc 305,020
9,798 AXA SA 469,077
1,673 Baloise Holding AG, Registered Shares 414,046
24,088 Beazley plc 294,644
6,720 Chesnara plc 24,974
2,734 Clal Insurance Enterprises Holdings, Ltd. 140,272
5,170 Coface SA 96,746
26,600 Dai-ichi Life Holdings, Inc. 209,280
3,500 Definity Financial Corp. 179,917
8,200 E-L Financial Corp., Ltd. 95,347
145 Fairfax Financial Holdings, Ltd. 253,716
1,054 FBD Holdings plc 17,408
300 FP Partner, Inc. 4,398
1,451 Generali 57,008
274 Gjensidige Forsikring ASA 8,057
1,497 Great-West Lifeco, Inc. 60,762
2,595 Grupo Catalana Occidente SA 148,969
1,030 Hannover Rueck SE 310,603
1,246 Harel Insurance Investments & Financial Services,
Ltd. 42,033
1,235 Helvetia Holding AG, Registered Shares 302,854
9,627 Hiscox, Ltd. 177,426
4,086 iA Financial Corp., Inc. 464,626
506 IDI Insurance Co., Ltd. 31,257
42,553 Insurance Australia Group, Ltd. 230,377
1,510 Intact Financial Corp. 293,829
13,400 Japan Post Holdings Co., Ltd. 133,046
3,100 Japan Post Insurance Co., Ltd. 87,777
38,522 Just Group plc 109,807
7,712 Lancashire Holdings, Ltd. 70,301
93,818 Legal & General Group plc 301,485
6,273 Mandatum Oyj 42,059
8,627 Manulife Financial Corp., ADR 268,731
4,191 Manulife Financial Corp. 130,594
33,141 Mapfre SA 157,504
31,204 Medibank Pvt, Ltd. 99,334
384 Menora Mivtachim Holdings, Ltd. 37,733
6,642 Migdal Insurance & Financial Holdings, Ltd. 23,075
7,100 MS&AD Insurance Group Holdings, Inc. 161,092
841 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 537,294
14,653 nib holdings, Ltd. 71,767
10,004 NN Group NV 706,225
2,268 Phoenix Financial, Ltd. 85,033
4,088 Phoenix Group Holdings plc 35,474
2,895 Poste Italiane SpA(a) 68,651

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance, continued
382 Protector Forsikring ASA $ 18,812
14,441 Prudential plc 203,249
662 Prudential plc, ADR 18,529
44,868 QBE Insurance Group, Ltd. 611,863
8,346 Sabre Insurance Group plc(a) 16,299
3,822 Saga plc* 14,066
30,949 Sampo Oyj, A Shares 356,186
5,589 SCOR SE 197,613
445 Solid Forsakring AB 3,553
5,900 Sompo Holdings, Inc. 182,238
15,180 Steadfast Group, Ltd. 59,711
7,958 Storebrand ASA 121,532
9,491 Sun Life Financial, Inc. 570,006
16,276 Suncorp Group, Ltd. 218,934
454 Swiss Life Holding AG 489,447
4,396 Swiss Re AG 814,814
5,100 T&D Holdings, Inc. 124,653
1,209 Talanx AG 160,733
19,500 Tokio Marine Holdings, Inc. 825,043
18,588 TOWER, Ltd. 18,823
892 Trisura Group, Ltd.* 24,597
7,516 Tryg A/S 191,026
12,591 Unipol Assicurazioni SpA 270,435
4,363 UNIQA Insurance Group AG 64,875
54 Vaudoise Assurances Holding SA 41,972
1,696 Vienna Insurance Group AG Wiener Versicherung
Gruppe 93,579
1,796 Wuestenrot & Wuerttembergische AG 28,462
931 Zurich Insurance Group AG 664,648
16,495,792
Interactive Media & Services (0.3%):
18,608 Auto Trader Group plc(a) 197,409
1,065 Better Collective A/S* 13,592
1,246 CAR Group, Ltd. 30,377
1,202 Hemnet Group AB 30,401
4,100 Kakaku.com, Inc. 70,317
1,170 Karnov Group AB* 14,021
14,300 LY Corp. 46,120
600 MarkLines Co., Ltd. 8,397
14,381 MONY Group plc 38,346
784 REA Group, Ltd. 120,157
22,582 Rightmove plc 215,348
471 Scout24 SE(a) 58,964
2,510 SEEK, Ltd. 47,443
890,892
IT Services (1.1%):
3,641 Addnode Group AB 40,718
114 Adesso SE 13,113
370 Allgeier SE 8,044
847 Alten SA 69,707
1,244 Appen, Ltd.* 709
1,600 Argo Graphics, Inc. 13,368
2,661 Atea ASA* 38,378
295 Aubay 16,632
600 Avant Group Corp. 6,200
600 Base Co., Ltd. 14,673
1,894 Bechtle AG 87,207
1,800 BIPROGY, Inc. 73,431
Shares Value
Common Stocks, continued
IT Services, continued
3,346 Bouvet ASA $ 22,092
1,186 CANCOM SE 36,426
2,011 Capgemini SE 292,598
1,233 CGI, Inc., ADR 109,897
1,700 CGI, Inc. 151,442
500 Change Holdings, Inc. 3,852
4,933 Columbus A/S 7,963
944 Computacenter plc 34,102
1,100 Comture Corp. 12,089
870 Data#3, Ltd. 5,302
500 Densan System Holdings Co., Ltd. 12,070
400 Dentsu Soken, Inc. 17,556
3,600 DTS Corp. 31,938
8,624 Econocom Group SA/NV 17,890
333 E-Guardian, Inc. 4,450
558 Enea AB* 4,327
3,891 FDM Group Holdings plc 6,878
348 Formula Systems 1985, Ltd. 48,563
7,900 Fujitsu, Ltd. 185,766
2,500 Future Corp. 39,251
824 GFT Technologies SE 17,604
1,900 GMO internet group, Inc. 46,544
1,451 Indra Sistemas SA 64,971
1,400 Ines Corp. 19,110
700 I-Net Corp. 8,177
227 Infotel SA 11,464
2,776 iomart Group plc 646
222 IONOS Group SE* 10,363
2,800 JBCC Holdings, Inc. 24,736
600 JIG-SAW, Inc.* 9,861
1,495 Kainos Group plc 19,002
816 KNOW IT AB 8,980
1,146 Kontron AG 36,869
226 Macquarie Technology Group, Ltd.* 9,533
963 Matrix IT, Ltd. 33,946
976 Megaport, Ltd.* 10,227
300 Mitsubishi Research Institute, Inc. 10,499
114 Nagarro SE 6,957
10,057 NCC Group plc 19,994
6,900 NEC Corp. 220,609
1,339 Netcompany Group A/S*(a) 51,015
6,004 NEXTDC, Ltd.* 67,493
3,156 Nomura Research Institute, Ltd. 121,063
300 NS Solutions Corp.^ 7,323
2,800 NSD Co., Ltd. 65,715
1,400 Obic Co., Ltd. 48,877
1,128 One Software Technologies, Ltd. 27,626
2,500 Otsuka Corp. 52,228
1,200 Pole To Win Holdings, Inc. 2,853
1,470 Proact IT Group AB 14,529
689 Reply SpA 98,071
1,700 SCSK Corp. 50,954
105 Secunet Security Networks AG 23,544
5,900 SHIFT, Inc.* 49,989
700 Shopify, Inc., Class A* 104,012
650 Shopify, Inc., Class A, ADR* 96,597
1,200 Simplex Holdings, Inc. 35,221
5,536 Softcat plc 117,842
1,300 Softcreate Holdings Corp. 20,566

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
IT Services, continued
410 Sopra Steria Group $ 78,359
23,000 SUNeVision Holdings, Ltd.^ 20,306
464 Sword Group 19,508
1,700 TechMatrix Corp. 24,944
2,780 TietoEVRY Oyj^ 50,353
2,500 TIS, Inc. 82,484
500 Uchida Yoko Co., Ltd. 40,820
153 Wavestone 8,680
573 Wiit SpA 13,087
3,410,783
Leisure Products (0.3%):
702 Asmodee Group AB, Class B* 9,018
3,200 Bandai Namco Holdings, Inc. 106,379
1,496 Beneteau SACA 15,240
705 BRP, Inc. 42,872
1,042 Catana Group 3,948
1,036 Games Workshop Group plc 202,602
1,000 GLOBERIDE, Inc. 16,460
648 Harvia Oyj 26,227
600 Kawai Musical Instruments Manufacturing Co., Ltd. 10,473
500 Mars Group Holdings Corp. 10,392
2,400 Mizuno Corp. 43,254
800 Roland Corp. 18,233
6,200 Sankyo Co., Ltd. 107,701
216 Sanlorenzo SpA/Ameglia 8,935
1,700 Sega Sammy Holdings, Inc. 35,778
300 Shimano, Inc. 34,090
700 Spin Master Corp.(a) 9,664
4,547 Technogym SpA(a) 77,130
1,290 Thule Group AB^(a) 31,905
2,500 Tomy Co., Ltd. 54,016
1,800 Tsuburaya Fields Holdings, Inc. 27,563
700 Universal Entertainment Corp.* 4,613
7,500 Yamaha Corp. 49,740
2,000 Yonex Co., Ltd. 50,751
996,984
Life Sciences Tools & Services (0.5%):
1,587 AddLife AB, Class B 29,996
321 Chemometec A/S 31,781
4,215 Eurofins Scientific SE 306,819
2,062 Evotec SE* 14,975
945 Gerresheimer AG 39,096
833 Lonza Group AG, Registered Shares 559,163
101 Medcap AB* 6,119
585 PolyPeptide Group AG*(a) 17,583
770 Qiagen NV 34,194
4,726 Qiagen NV, ADR 211,158
82 Sartorius Stedim Biotech 16,599
1,600 Shin Nippon Biomedical Laboratories, Ltd.^ 18,404
1,240 Siegfried Holding AG, Registered Shares* 124,334
8 SKAN Group AG 550
255 Tecan Group AG, Class R* 46,028
1,456,799
Machinery (4.0%):
2,447 Aalberts NV 80,848
900 Ag Growth International, Inc. 23,524
2,100 Aida Engineering, Ltd. 13,276
Shares Value
Common Stocks, continued
Machinery, continued
900 Airman Corp. $ 11,922
726 Alfa Laval AB 33,320
2,008 Alimak Group AB(a) 33,099
900 Alinco, Inc. 6,726
10,922 Alstom SA* 286,959
10,000 Amada Co., Ltd. 122,932
2,657 ANDRITZ AG 187,471
2,000 Anest Iwata Corp. 21,236
2,700 Asahi Diamond Industrial Co., Ltd. 15,847
14,947 Atlas Copco AB, Class A 254,644
9,735 Atlas Copco AB, Class B 146,963
1,049 ATS Corp.* 27,448
1,300 Bando Chemical Industries, Ltd. 17,244
1,134 Beijer Alma AB, Class B 29,861
6,470 Bodycote plc 56,246
275 Bucher Industries AG, Registered Shares 130,913
93 Burckhardt Compression Holding AG 72,114
56 Bystronic AG 21,563
1,800 CKD Corp. 33,408
755 Construcciones y Auxiliar de Ferrocarriles SA 46,889
90 Daetwyler Holding AG, Class BR 15,898
4,300 Daifuku Co., Ltd. 137,562
500 Daihatsu Infinearth Mfg Co., Ltd. 10,237
9,044 Daimler Truck Holding AG 372,609
233 Danieli & C Officine Meccaniche SpA 11,914
1,585 Danieli & C Officine Meccaniche SpA, Savings Share 57,173
3,900 DMG Mori Co., Ltd. 78,147
1,587 Duerr AG 37,257
7,100
Ebara Corp. 161,884
500 Ebara Jitsugyo Co., Ltd. 15,521
3,512 Electrolux Professional AB, Class B 22,709
1,842 Engcon AB 14,550
2,998 Epiroc AB, Class A 63,343
2,147 Epiroc AB, Class B 40,653
1,400 FANUC Corp. 39,897
1,925 FLSmidth & Co. A/S 135,475
820 Fluidra SA 22,347
13,800 Frencken Group, Ltd. 15,147
2,700 Fuji Corp./Aichi 49,203
1,100 Furukawa Co., Ltd. 21,332
1,000 Galilei Co., Ltd. 25,594
6,395 GEA Group AG 472,381
2,781 Georg Fischer AG, Registered Shares 217,721
371 Gesco SE 6,664
2,000 Glory, Ltd. 49,487
16,185 Heidelberger Druckmaschinen AG* 42,595
5,448 Hexagon Composites ASA* 5,951
1,869 Hexagon Purus ASA* 319
1,793 Hiab Oyj, Class B 105,182
15,700 Hino Motors, Ltd.* 40,927
1,800 Hirata Corp. 23,634
1,200 Hisaka Works, Ltd. 10,936
3,000 Hitachi Construction Machinery Co., Ltd. 96,047
900 Hoshizaki Corp. 33,683
700 Hosokawa Micron Corp. 27,515
679 Husqvarna AB, A Shares 3,655
7,237 Husqvarna AB, B Shares 38,827
8,400 IHI Corp. 156,254
9,679 IMI plc 299,730

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
2,434 Indutrade AB $ 56,069
12 Interroll Holding AG, Class R 37,630
1,300 Iseki & Co., Ltd. 19,708
9,031 Iveco Group NV 195,694
700 Japan Steel Works, Ltd. (The) 42,483
699 JOST Werke SE(a) 40,799
3,700 Juki Corp.* 10,765
2,204 Kalmar Oyj, Class B 87,227
5,600 Kanadevia Corp. 38,828
96 Kardex Holding AG, Registered Shares 37,582
900 Kato Works Co., Ltd. 8,524
1,000 Kawasaki Heavy Industries, Ltd. 65,823
1,845 KION Group AG 124,699
400 Kitagawa Corp. 4,444
2,600 Kitz Corp. 29,654
2,518 Knorr-Bremse AG 236,431
572 Koenig & Bauer AG* 9,275
15,100 Komatsu, Ltd. 525,479
79 Komax Holding AG, Class R* 6,947
2,900 Komori Corp. 29,820
5,158 Kone Oyj, Class B 351,873
2,593 Konecranes Oyj 214,769
665 Krones AG 96,910
13,100 Kubota Corp. 164,618
2,600 Kurita Water Industries, Ltd. 88,308
1,200 Kyokuto Kaihatsu Kogyo Co., Ltd. 22,057
1,200 Maezawa Kyuso Industries Co., Ltd. 12,073
1,300 Makino Milling Machine Co., Ltd. 100,715
1,400 Makita Corp. 45,399
586 Manitou BF SA 12,906
800 Max Co., Ltd. 30,519
1,200 Meidensha Corp. 47,661
800 METAWATER Co., Ltd. 16,440
17,989 Metso Oyj^ 247,842
9,032 MINEBEA MITSUMI, Inc. 169,849
2,200 MISUMI Group, Inc. 34,238
8,800 Mitsubishi Heavy Industries, Ltd. 229,967
1,000 Mitsubishi Logisnext Co., Ltd. 12,246
700 Mitsuboshi Belting, Ltd. 17,520
2,000 Mitsui E&S Co., Ltd. 60,350
1,300 Miura Co., Ltd. 25,539
6,671 Morgan Advanced Materials plc 19,781
1,500 Morita Holdings Corp. 23,541
2,800 Nabtesco Corp. 63,331
800 Nachi-Fujikoshi Corp. 20,182
2,000 Namura Shipbuilding Co., Ltd. 46,011
956 NFI Group, Inc.* 10,134
5,700 NGK Insulators, Ltd. 95,451
2,300 Nikkiso Co., Ltd. 23,019
2,700 Nikko Co., Ltd. 14,176
1,267 Nilfisk Holding A/S* 22,142
3,900 Nippon Thompson Co., Ltd. 18,114
400 Nissei ASB Machine Co., Ltd. 19,395
800 Nitta Corp. 22,484
500 Nitto Kohki Co., Ltd. 5,912
1,900 Nitto Seiko Co., Ltd. 8,201
900 Nittoku Co., Ltd. 13,946
900 Nomura Micro Science Co., Ltd.^ 19,967
500 Noritake Co., Ltd. 15,972
Shares Value
Common Stocks, continued
Machinery, continued
995 Norma Group SE $ 16,675
15,300 NSK, Ltd. 79,260
22,000 NTN Corp. 50,804
400 Obara Group, Inc. 11,556
4,495 OC Oerlikon Corp. AG 15,295
1,700 Oiles Corp. 26,484
400 Okamoto Machine Tool Works, Ltd. 12,851
1,400 OKUMA Corp. 31,982
700 Organo Corp. 53,500
3,500 OSG Corp. 50,111
692 Palfinger AG 28,684
150 Plasson Industries, Ltd.^ 9,067
96 Rational AG 73,155
70 Rieter Holding AG, Registered Shares 577
22,196 Rotork plc 101,783
500 Ryobi, Ltd. 9,381
7,176 Sandvik AB 201,055
1,900 Savaria Corp. 27,527
105 Schindler Holding AG, Registered Shares 37,969
74,500 Seatrium, Ltd. 137,156
684 SFS Group AG 92,482
1,100 Shibaura Machine Co., Ltd. 31,242
500 Shibuya Corp. 11,534
1,200 Shima Seiki Manufacturing, Ltd. 8,553
1,900 Shinmaywa Industries, Ltd. 23,872
78,000 Singamas Container Holdings, Ltd. 6,716
2,200 Sintokogio, Ltd. 15,007
7,590 Skellerup Holdings, Ltd. 22,742
5,262 SKF AB, B Shares 131,370
200 SMC Corp. 61,208
2,300 Sodick Co., Ltd. 14,202
623 Spirax Group plc 57,464
772 Stabilus SE 22,301
1,498 Stadler Rail AG 36,711
1,600 Star Micronics Co., Ltd. 18,096
719 Sulzer AG, Registered Shares 122,088
4,800 Sumitomo Heavy Industries, Ltd. 115,461
3,900 Tadano, Ltd. 27,479
1,500 Takeuchi Manufacturing Co., Ltd. 52,484
3,785 Talgo SA*^(a) 12,198
478 Technotrans SE 17,446
11,187 Techtronic Industries Co., Ltd. 143,526
700 Teikoku Sen-I Co., Ltd. 15,361
1,800 THK Co., Ltd. 49,718
2,100 Tocalo Co., Ltd. 30,828
1,392 TOMRA Systems ASA 20,808
1,400 Torishima Pump Manufacturing Co., Ltd. 19,309
600 Toyota Industries Corp. 67,530
2,410 Trelleborg AB, Class B 90,385
1,098 Troax Group AB 16,065
1,100 Tsubaki Nakashima Co., Ltd. 2,881
4,200 Tsubakimoto Chain Co. 60,932
1,800 Tsugami Corp. 28,969
1,200 Tsukishima Holdings Co., Ltd. 23,809
1,200 Tsurumi Manufacturing Co., Ltd. 16,329
3,924 Valmet Oyj^ 131,462
100 VAT Group AG(a) 39,801
707 VBG Group AB, Class B 23,628
6,879 Vesuvius plc 34,680

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
2,415 Volvo AB, Class A $ 69,701
20,356 Volvo AB, Class B 587,326
208 Vossloh AG 22,146
1,416 Wacker Neuson SE 36,641
9,579 Wartsila OYJ Abp 286,825
560 Washtec AG 25,327
4,117 Weir Group plc (The) 152,197
1,600 YAMABIKO Corp. 27,494
66,200 Yangzijiang Shipbuilding Holdings, Ltd. 173,512
1,900 Yaskawa Electric Corp. 40,436
12,839,006
Marine Transportation (0.5%):
1,600 Algoma Central Corp. 19,202
44 AP Moller - Maersk A/S, Class A 86,151
64 AP Moller - Maersk A/S, Class B 125,527
586 Clarkson plc 28,926
894 D/S Norden A/S 32,477
1,478 Dfds A/S* 22,501
500 Hapag-Lloyd AG(a) 65,756
5,382 Hoegh Autoliners ASA 57,928
3,300 Iino Kaiun Kaisha, Ltd. 26,424
3,976 Irish Continental Group plc 26,984
2,300 Japan Transcity Corp. 17,927
5,900 Kawasaki Kisen Kaisha, Ltd.^ 83,927
1,189 Klaveness Combination Carriers ASA(a) 8,510
619 Kuehne + Nagel International AG, Class R 115,841
5,500 Mitsui OSK Lines, Ltd.^ 167,256
19,192 MPC Container Ships ASA 31,778
6,500 Nippon Yusen KK 221,791
600 NS United Kaiun Kaisha, Ltd. 20,547
1,260 Odfjell SE, A Shares 15,521
190,000 Pacific Basin Shipping, Ltd. 61,322
36,000 SITC International Holdings Co., Ltd. 138,689
3,416 Solstad Maritime Holding A/S 7,858
329 Stolt-Nielsen, Ltd. 11,354
2,499 Wallenius Wilhelmsen ASA 22,247
630 Wilh Wilhelmsen Holding ASA, A Shares 32,025
1,448,469
Media (0.7%):
712 4imprint Group plc 30,955
3,715 Aimia, Inc.*^ 8,463
996 Alma Media Oyj 16,785
65 APG SGA SA 16,952
8,376 ARN Media, Ltd. 2,943
4,886 Atresmedia Corp. de Medios de Comunicacion SA 32,209
1,951 Bloomsbury Publishing plc 12,514
24,877 Canal+ SA* 81,971
701 Cogeco Communications, Inc. 32,221
4,300 CyberAgent, Inc. 51,529
2,500 Dentsu Group, Inc. 54,942
5,775 Eutelsat Communications SACA* 23,132
400 Fuji Media Holdings, Inc. 9,478
2,193 Future plc 19,408
2,300 Gakken Holdings Co., Ltd. 16,397
7,000 Hakuhodo DY Holdings, Inc. 56,220
24,877 Havas NV* 45,929
16,999 Informa plc 210,044
500 Intage Holdings, Inc. 5,813
Shares Value
Common Stocks, continued
Media, continued
841 IPSOS SA $ 37,446
112,358 ITV plc 120,911
9,582 IVE Group, Ltd. 17,810
1,321 JCDecaux SE 23,728
700 Kadokawa Corp. 17,108
4,254 M&C Saatchi plc 8,347
1,664 Metropole Television SA 24,956
7,548 MFE-MediaForEurope NV 27,520
9,409 MFE-MediaForEurope NV, Class A 35,113
2,046 MFE-MediaForEurope NV, Class B 10,420
3,263 Next 15 Group plc 14,347
48,093 Nine Entertainment Co. Holdings, Ltd. 38,582
1,307 NRJ Group 11,787
19,083 oOh!media, Ltd. 18,851
602 Perion Network, Ltd.* 5,839
68,000 Pico Far East Holdings, Ltd. 23,069
3,949 Publicis Groupe SA 379,005
12,118 Reach plc 10,841
1,338 RTL Group SA 54,993
10,874 S4 Capital plc 3,299
5,299 Sanoma Oyj 66,440
11,237 SES SA 85,745
60,999 Seven West Media, Ltd.* 6,071
6,212 SKY Network Television, Ltd. 11,230
5,600 SKY Perfect JSAT Holdings, Inc. 52,745
15,013 Southern Cross Media Group, Ltd. 8,895
880 Stroeer SE & Co. KGaA 39,180
200 TBS Holdings, Inc.^ 7,586
5,942 Team Internet Group PLC* 4,941
15,000 Television Broadcasts, Ltd.* 6,650
2,236 Television Francaise 1 SA 22,752
1,400 TV Asahi Holdings Corp. 31,730
500 Tv Tokyo Holdings Corp. 16,687
124 TX Group AG 31,451
1,000 ValueCommerce Co., Ltd. 5,377
1,600 Vector, Inc. 12,057
430 Vend Marketplaces ASA, Class B 14,462
23,328 Viaplay Group AB* 3,250
18,998 Vivendi SE 67,236
500 Wowow, Inc. 4,913
12,238 WPP plc 61,145
2,369 WPP plc, ADR^ 59,343
700 Zenrin Co., Ltd. 5,068
2,236,831
Metals & Mining (5.9%):
5,810 Acerinox SA 75,743
1,200 ADF Group, Inc. 6,752
3,246 Agnico Eagle Mines, Ltd. 546,793
1,934 Agnico Eagle Mines, Ltd., ADR 325,995
1,600 Aichi Steel Corp. 29,096
7,393 Alamos Gold, Inc. 257,732
6,600 Algoma Steel Group, Inc. 23,463
41,565 Alkane Resources, Ltd.* 31,565
9,063 Alleima AB 68,876
1,400 Altius Minerals Corp. 33,674
723 AMG Critical Materials NV 24,549
12,894 Anglo American plc 485,386
1,981 Antofagasta plc 73,782
1,631 APERAM SA 53,189

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining, continued
82,953 Arafura Rare Earths, Ltd.* $ 11,009
5,723 ArcelorMittal SA 206,789
1,552 ArcelorMittal SA, ADR 56,105
2,800 ARE Holdings, Inc. 40,699
3,752 Atalaya Mining Copper SA 31,640
116,831 Aurelia Metals, Ltd.* 19,395
1,331 Aurubis AG 165,860
25,622 AVZ Minerals, Ltd.* 2,686
42,842 B2Gold Corp. 211,824
7,834 Barrick Mining Corp. 257,343
13,509 Barrick Mining Corp., ADR 442,690
1,188 Bekaert SA 54,496
36,701 Bellevue Gold, Ltd.* 27,928
53,489 BHP Group, Ltd. 1,494,101
5,290 BHP Group, Ltd., ADR 294,918
6,478 BlueScope Steel, Ltd. 97,450
4,700 Boliden AB* 191,916
9,940 Capital, Ltd. 14,237
14,188 Capricorn Metals, Ltd.* 124,988
13,200 Capstone Copper Corp.* 112,126
10,700 Centerra Gold, Inc. 114,651
8,967 Central Asia Metals plc 18,282
8,376 Champion Iron, Ltd. 25,977
16,254 China Gold International Resources Corp., Ltd. 291,205
400 CK-San-Etsu Co., Ltd. 11,517
5,000 Daido Steel Co., Ltd. 43,257
1,400 Daiki Aluminium Industry Co., Ltd. 10,657
5,694 Deterra Royalties, Ltd. 15,029
2,200 Dowa Holdings Co., Ltd. 80,174
9,000 DPM Metals, Inc. 199,533
2,800 Dynacor Group, Inc. 9,437
7,200 ECORA RESOURCES plc 8,213
10,162 Eldorado Gold Corp.* 293,504
20,116 Emerald Resources NL* 67,117
6,695 Endeavour Mining plc 281,272
7,400 Endeavour Silver Corp.* 57,966
17,107 Equinox Gold Corp.* 191,662
393 Eramet SA^ 25,904
1,599 ERO Copper Corp.* 32,394
40,467 Evolution Mining, Ltd. 291,443
6,600 First Majestic Silver Corp. 81,059
11,471 First Quantum Minerals, Ltd.* 259,509
4,900 Foraco International SA* 7,501
22,913 Fortescue, Ltd. 284,145
5,500 Fortuna Mining Corp., ADR* 49,280
13,552 Fortuna Mining Corp.* 121,350
867 Franco-Nevada Corp. 193,008
4,743 Fresnillo plc 150,554
8,215 Galiano Gold, Inc.* 17,888
13,966 Genesis Minerals, Ltd.* 55,001
54,653 Glencore plc* 252,528
200 Godo Steel, Ltd. 5,385
8,900 GoGold Resources, Inc.* 17,269
4,992 Granges AB 62,145
7,630 Griffin Mining, Ltd.* 18,977
1,650 Hill & Smith plc 45,350
9,715 Hochschild Mining plc 46,553
9,462 Hudbay Minerals, Inc. 143,341
27,531 IAMGOLD Corp.* 355,737
Shares Value
Common Stocks, continued
Metals & Mining, continued
6,077 IGO, Ltd.* $ 20,729
11,751 Iluka Resources, Ltd. 48,977
18,486 Imdex, Ltd. 41,291
1,905 Ivanhoe Mines, Ltd.* 20,207
9,800 JFE Holdings, Inc.^ 120,568
50,009 Jupiter Mines, Ltd. 8,443
9,836 K92 Mining, Inc.* 118,894
25,794 Kinross Gold Corp. 640,262
15,400 Kobe Steel, Ltd.^ 181,866
1,000 Kurimoto, Ltd. 12,493
1,000 Kyoei Steel, Ltd. 15,508
2,700 Labrador Iron Ore Royalty Corp.^ 54,485
2,100 Largo, Inc.* 3,139
14,207 Lucara Diamond Corp.* 2,042
5,900 Lundin Gold, Inc. 382,323
25,112 Lundin Mining Corp. 374,650
2,387 Lynas Rare Earths, Ltd.* 26,541
48,387 Macmahon Holdings, Ltd. 12,804
3,114 Major Drilling Group International, Inc.* 26,049
7,800 Maruichi Steel Tube, Ltd. 67,936
48,808 Metals X, Ltd.* 25,264
176,000 Midas Holdings, Ltd.*(b) —
2,184 Mineral Resources, Ltd.* 59,373
4,200 Mitsubishi Materials Corp. 78,781
500 Mitsubishi Steel Manufacturing Co., Ltd. 5,743
1,500 Mitsui Mining & Smelting Co., Ltd. 116,309
30,000 Mongolian Mining Corp.* 48,013
27,183 Mount Gibson Iron, Ltd.* 6,929
1,800 Nakayama Steel Works, Ltd. 7,795
2,200 Neturen Co., Ltd. 18,139
33,410 New Gold, Inc.* 239,380
35,440 Nickel Industries, Ltd. 16,689
6,200 Nippon Denko Co., Ltd. 14,221
2,700 Nippon Light Metal Holdings Co., Ltd. 38,289
35,475 Nippon Steel Corp.^ 145,965
930 Nippon Yakin Kogyo Co., Ltd. 26,900
1,500 Nittetsu Mining Co., Ltd. 20,258
5,714 Norsk Hydro ASA 38,742
24,877 Northern Star Resources, Ltd. 392,219
11,709 OceanaGold Corp. 250,000
21,175 OM Holdings, Ltd. 3,773
2,604 OR Royalties, Inc. 104,385
2,207 Orla Mining, Ltd.* 23,836
500 Osaka Steel Co., Ltd. 8,558
1,400 OSAKA Titanium Technologies Co., Ltd.^ 24,570
9,047 Outokumpu Oyj 41,195
900 Pacific Metals Co., Ltd. 12,120
53,360 Pan African Resources plc 63,061
7,438 Pan American Silver Corp. 288,273
33,353 Perenti, Ltd. 62,023
57,149 Perseus Mining, Ltd. 186,267
31,588 Pilbara Minerals, Ltd.* 52,348
61,764 Ramelius Resources, Ltd. 159,402
1,734 Rana Gruber ASA 11,535
42,740 Regis Resources, Ltd. 170,793
70,587 Resolute Mining, Ltd.* 48,284
7,901 Rio Tinto plc 520,600
6,373 Rio Tinto, Ltd. 515,097
1,335 Salzgitter AG 40,407

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining, continued
19,433 Sandfire Resources, Ltd.* $ 183,979
4,900 Sandstorm Gold, Ltd. 61,342
6,900 Sandstorm Gold, Ltd., ADR 86,388
1,200 Seabridge Gold, Inc.* 28,950
3,431 Sims, Ltd. 30,440
53,653 SolGold plc* 10,838
56,381 South32, Ltd. 102,333
2,078 SSAB AB, Class A 12,442
12,242 SSAB AB, Class B 71,129
5,949 SSR Mining, Inc.* 145,273
39,661 St Barbara, Ltd.* 14,170
15,147 Stanmore Resources, Ltd. 21,365
4,892 Straits Trading Co., Ltd. 6,221
3,700 Sumitomo Metal Mining Co., Ltd. 119,370
21,561 Syrah Resources, Ltd.* 3,783
8,074 Taseko Mines, Ltd.* 34,234
6,338 Teck Resources, Ltd., Class B 278,070
15,172 thyssenkrupp AG 208,053
900 Toho Titanium Co., Ltd. 10,835
700 Toho Zinc Co., Ltd.* 3,049
300 Tokyo Rope Manufacturing Co., Ltd. 2,982
2,300 Tokyo Steel Manufacturing Co., Ltd. 22,683
400 Tokyo Tekko Co., Ltd. 15,670
1,100 Topy Industries, Ltd. 21,110
4,785 Torex Gold Resources, Inc.* 198,896
969 Trevali Mining Corp.*(b) —
700 Triple Flag Precious Metals Corp. 20,494
3,573 Tubacex SA 14,865
6,800 UACJ Corp. 73,776
187,341 Vault Minerals, Ltd.* 82,193
2,097 Victoria Gold Corp.* 136
2,734 voestalpine AG 97,922
2,068 Vulcan Steel, Ltd. 9,592
6,700 Wesdome Gold Mines, Ltd.* 104,388
54,361 West African Resources, Ltd.* 91,870
43,691 Westgold Resources, Ltd. 130,316
416 Wheaton Precious Metals Corp. 46,560
900 Yamato Kogyo Co., Ltd. 55,267
4,000 Yodoko, Ltd. 35,081
18,651,377
Multi-Utilities (1.1%):
64,938 A2A SpA 169,799
2,232 ACEA SpA 53,821
10,462 AGL Energy, Ltd. 61,135
3,800 Algonquin Power & Utilities Corp.^ 20,427
5,995 Algonquin Power & Utilities Corp., ADR^ 32,193
2,324 Atco, Ltd., Class I 84,142
1,866 Canadian Utilities, Ltd., Class A 52,205
95,833 Centrica plc 214,668
53,004 E.ON SE 996,466
40,085 Engie SA 859,737
29,629 Hera SpA 133,220
15,986 Iren SpA 49,428
1,683 National Grid plc, ADR 122,304
18,021 National Grid plc 259,763
11,914 REN - Redes Energeticas Nacionais SGPS SA 42,782
18,300 Sembcorp Industries, Ltd.^ 85,628
3,525 Telecom Plus plc 89,137
Shares Value
Common Stocks, continued
Multi-Utilities, continued
6,736 Veolia Environnement SA $ 230,104
3,556,959
Office REITs (0.0%
†
):
5,187 Helical plc 14,319
Oil, Gas & Consumable Fuels (5.9%):
7,481 Advantage Energy, Ltd.* 61,343
6,293 Aker BP ASA 160,205
171,200 Amplitude Energy, Ltd.* 26,031
4,744 Ampol, Ltd. 93,947
14,756 ARC Resources, Ltd. 269,139
507 Ashdod Refinery, Ltd.* 8,583
27,709 Athabasca Oil Corp.* 132,621
19,094 Baytex Energy Corp. 44,733
58,994 Beach Energy, Ltd. 44,615
7,041 Birchcliff Energy, Ltd. 28,994
800 BLUENORD ASA* 36,294
2,100 Bonterra Energy Corp.* 5,508
6,703 Boss Energy, Ltd.* 9,183
151,966 BP plc 871,616
17,156 BP plc, ADR 591,196
173,000 Brightoil Petroleum Holdings, Ltd.*(b) —
3,350 BW LPG, Ltd.(a) 47,909
289 Cameco Corp. 24,258
1,022 Cameco Corp., ADR 85,705
1,527 Canacol Energy, Ltd.* 2,853
13,414 Canadian Natural Resources, Ltd. 428,978
13,764 Canadian Natural Resources, Ltd., ADR 439,897
5,438 Capricorn Energy PLC* 14,796
7,312 Cardinal Energy, Ltd. 40,724
37,786 Cenovus Energy, Inc. 641,670
2,956 Cenovus Energy, Inc., ADR 50,222
8,219 Channel Infrastructure NZ, Ltd. 12,390
13,100 China Aviation Oil Singapore Corp., Ltd. 13,516
2,622 CMB Tech NV 24,684
1,031 CMB Tech NV, ADR 9,681
4,600 Cosmo Energy Holdings Co., Ltd. 111,221
23,879 Deep Yellow, Ltd.* 31,129
264 Delek Group, Ltd. 63,887
5,000 Denison Mines Corp.* 13,762
2,097 Diversified Energy Co PLC 29,315
20,320 DNO ASA 31,376
9,908 Enbridge, Inc. 499,921
43,800 ENEOS Holdings, Inc. 278,095
5,890 Energean plc 65,654
24,774 Eni SpA 432,543
120,434 EnQuest plc 18,925
12,554 Equinor ASA 307,226
605 Equital, Ltd.* 26,685
134 Esso SA Francaise 15,959
4,745 Etablissements Maurel et Prom SA 27,322
762 Flex LNG, Ltd.* 19,202
5,800 Freehold Royalties, Ltd.^ 57,437
420 Friedrich Vorwerk Group SE 40,388
2,118 Frontera Energy Corp. 8,691
1,076 Frontline plc 24,214
3,100 Fuji Oil Co., Ltd. 10,051
16,507 Galp Energia SGPS SA 312,956
1,601 Gaztransport Et Technigaz SA 296,036

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
6,249 Genel Energy plc*^ $ 6,132
8,050 Gibson Energy, Inc.^ 149,661
5,883 Gulf Keystone Petroleum, Ltd. 17,760
6,440 Hafnia, Ltd. 38,910
5,124 Harbour Energy plc 14,318
1,595 Hargreaves Services PLC 15,248
9,800 Headwater Exploration, Inc.^ 52,891
12,600 Idemitsu Kosan Co., Ltd. 86,566
1,973 Imperial Oil, Ltd. 178,924
19,600 Inpex Corp. 352,560
2,244 International Petroleum Corp. Stockholm* 37,446
2,823 International Petroleum Corp. Toronto* 47,406
2,400 Itochu Enex Co., Ltd. 32,078
8,400 Iwatani Corp. 92,009
5,000 Japan Petroleum Exploration Co., Ltd. 43,754
2,500 Journey Energy, Inc.*^ 5,839
34,924 Karoon Energy, Ltd. 38,131
6,400 Kelt Exploration, Ltd.* 31,644
8,801 Keyera Corp. 295,306
2,709 Koninklijke Vopak NV 124,159
6,407 MEG Energy Corp. 129,291
18,755 Meren Energy, Inc. 24,800
1,700 Mitsuuroko Group Holdings Co., Ltd. 26,386
3,641 Neste Oyj 66,700
21,426 New Hope Corp., Ltd. 55,640
64,000 NewOcean Energy Holdings, Ltd.*(b) —
21,200 Nippon Coke & Engineering Co., Ltd.* 14,913
7,754 NuVista Energy, Ltd.* 89,604
2,800 Obsidian Energy, Ltd.* 18,251
131,868 Oil Refineries, Ltd. 35,669
771 Okeanis Eco Tankers Corp.(a) 22,825
5,616 OMV AG 299,448
4,512 Paladin Energy, Ltd.* 24,977
5,770 Panoro Energy ASA* 13,332
3,407 Paramount Resources, Ltd., Class A 55,016
1,973 Parex Resources, Inc. 25,792
5,500 Parkland Corp. 152,174
375 Paz Retail And Energy, Ltd. 77,017
8,680 Pembina Pipeline Corp. 351,005
1,584 Pembina Pipeline Corp., ADR 64,089
9,860 Peyto Exploration & Development Corp.^ 128,467
12,892 Pharos Energy plc 3,640
10,900 Pine Cliff Energy, Ltd. 4,935
3,732 PrairieSky Royalty, Ltd. 69,249
18,102 Repsol SA 321,238
1,600 Sala Corp. 11,870
2,300 San-Ai Obbli Co., Ltd. 32,515
114,539 Santos, Ltd. 512,824
9,682 Secure Waste Infrastructure Corp. 137,907
8,575 Serica Energy plc 22,889
81,977 Shell plc 2,918,243
400 Sinanen Holdings Co., Ltd. 18,075
4,447 South Bow Corp. 125,852
363 South Bow Corp., ADR 10,269
2,000 Spartan Delta Corp.* 7,776
487 Strathcona Resources, Ltd. 12,610
12,412 Suncor Energy, Inc. 519,493
9,472 Suncor Energy, Inc., ADR 396,024
1,871 Surge Energy, Inc. 9,520
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,411 Tamar Petroleum, Ltd.(a) $ 19,414
28,200 Tamarack Valley Energy, Ltd. 122,609
972 TC Energy Corp.^ 52,858
1,817 TC Energy Corp., ADR 98,863
670 Tidewater Midstream And Infrastructure, Ltd.* 2,976
3,300 Topaz Energy Corp. 61,257
1,569 TORM plc, Class A 32,385
23,665 TotalEnergies SE 1,443,878
8,265 Tourmaline Oil Corp. 356,497
64,721 Tullow Oil plc*^ 9,074
9,392 Var Energi ASA 31,456
542 Verbio SE 6,798
5,097 Vermilion Energy, Inc.^ 39,816
35,317 Viva Energy Group, Ltd.(a) 42,465
40,866 Whitecap Resources, Inc. 311,891
9,220 Whitecap Resources, Inc., ADR 70,349
24,779 Whitehaven Coal, Ltd. 108,155
34,619 Woodside Energy Group, Ltd. 519,843
14,140 Yancoal Australia, Ltd. 49,641
18,794,578
Paper & Forest Products (0.4%):
800 Acadian Timber Corp. 9,446
2,718 Altri SGPS SA^ 16,006
2,829 Canfor Corp.* 24,905
168 CPH Group AG 15,202
5,900 Daio Paper Corp. 35,551
1,086 Ence Energia y Celulosa SA*^ 3,607
2,900 Hokuetsu Corp. 19,514
1,401 Holmen AB, B Shares 53,232
539 Iberpapel Gestion SA 12,414
2,427 Interfor Corp.* 17,703
7,920 Mondi plc 109,668
8,539 Navigator Co. SA (The) 32,846
4,800 Nippon Paper Industries Co., Ltd. 39,598
5,393 Norske Skog ASA*(a) 10,396
24,000 Oji Holdings Corp. 131,318
770 Semapa-Sociedade de Investimento e Gestao 16,539
1,107 Stella-Jones, Inc. 63,174
13,685 Stora Enso Oyj, Class R 150,572
7,679 Svenska Cellulosa AB SCA, Class B 101,789
1,800 Tokushu Tokai Paper Co., Ltd. 18,936
8,643 UPM-Kymmene Oyj^ 236,647
1,707 West Fraser Timber Co., Ltd. 116,061
820 Western Forest Products, Inc.* 7,125
1,242,249
Passenger Airlines (0.2%):
3,316 Air Canada* 41,846
1,552 Air France-KLM* 21,037
80,763 Air New Zealand, Ltd. 27,846
1,100 ANA Holdings, Inc. 21,291
61,347 Cathay Pacific Airways, Ltd. 82,600
7,555 Deutsche Lufthansa AG, Registered Shares 64,019
5,559 easyJet plc 34,730
7,034 El Al Israel Airlines* 32,107
1,328 Exchange Income Corp.^ 69,306
5,300 Japan Airlines Co., Ltd. 107,056
2,549 JET2 plc 48,611
6,981 Qantas Airways, Ltd. 50,604

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Passenger Airlines, continued
30,900 Singapore Airlines, Ltd.^ $ 156,619
757,672
Personal Care Products (0.6%):
447 Beiersdorf AG 46,760
66,133 Haleon plc 298,675
744 Interparfums SA 24,542
1,114 Jamieson Wellness, Inc.(a) 28,989
2,600 Kao Corp. 113,329
300 Kose Corp. 12,045
1,087 L'Oreal SA 470,940
1,600 Mandom Corp. 24,128
1,000 Milbon Co., Ltd. 16,763
600 Noevir Holdings Co., Ltd. 18,109
161 Pharmanutra SpA 7,500
5,635 PZ Cussons plc 6,139
2,300 Rohto Pharmaceutical Co., Ltd. 38,684
3,700 Shiseido Co., Ltd. 63,299
11,547 Unilever plc, ADR 684,506
1,854,408
Pharmaceuticals (4.6%):
3,158 ALK-Abello A/S* 103,796
2,082 Almirall SA 28,230
800 ASKA Pharmaceutical Holdings Co., Ltd. 12,375
33,200 Astellas Pharma, Inc. 362,120
6,024 AstraZeneca plc 920,050
5,631 AstraZeneca plc, ADR 432,010
49 Aurora Cannabis, Inc.* 293
1,145 Bausch Health Cos., Inc., ADR* 7,385
3,586 Bausch Health Cos., Inc.* 23,091
31,096 Bayer AG, Registered Shares 1,030,901
298 Boiron SA 9,774
129 Camurus AB* 9,364
90 Canopy Growth Corp.* 131
5,300 Chugai Pharmaceutical Co., Ltd. 234,471
207 COSMO Pharmaceuticals NV 16,918
1,700 Cronos Group, Inc.* 4,726
4,200 Daiichi Sankyo Co., Ltd. 94,015
2,060 Daito Pharmaceutical Co., Ltd. 17,127
988 Dermapharm Holding SE 37,759
1,900 Eisai Co., Ltd. 63,844
192 Euroapi SA* 698
5,156 Faes Farma SA 25,888
700 Fuji Pharma Co., Ltd. 7,325
500 Fuso Pharmaceutical Industries, Ltd. 7,235
348 Galderma Group AG 60,772
15,331 GSK plc 329,573
14,155 GSK plc, ADR 610,930
10,077 H Lundbeck A/S 73,201
4,354 H Lundbeck A/S, Class A 24,380
3,600 Haw Par Corp., Ltd. 39,644
2,599 Hikma Pharmaceuticals plc 59,817
1,100 Hisamitsu Pharmaceutical Co., Inc. 30,635
2,214 Indivior plc* 53,380
1,561 Ipsen SA 210,115
1,100 Kaken Pharmaceutical Co., Ltd. 27,179
1,500 Kissei Pharmaceutical Co., Ltd. 43,647
5,747 Knight Therapeutics, Inc.* 24,285
2,700 Kyorin Pharmaceutical Co., Ltd. 27,029
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
3,000 Kyowa Kirin Co., Ltd. $ 46,638
87 Laboratorios Farmaceuticos Rovi SA 5,965
4,918 Mayne Pharma Group, Ltd.* 16,774
403 Merck KGaA 51,831
1,000 Mochida Pharmaceutical Co., Ltd. 21,452
2,000 Nippon Shinyaku Co., Ltd. 45,017
7,909 Novartis AG, ADR 1,014,250
11,343 Novartis AG, Registered Shares 1,458,877
26,631 Novo Nordisk A/S, Class B 1,470,137
3,400 Nxera Pharma Co., Ltd.* 22,716
7,300 Ono Pharmaceutical Co., Ltd. 84,130
5,000 Organigram Global, Inc.* 10,133
1,227 Orion Oyj, Class A 93,469
5,068 Orion Oyj, Class B 388,151
2,600 Otsuka Holdings Co., Ltd. 138,916
2,493 Recordati Industria Chimica e Farmaceutica SpA 151,410
5,485 Roche Holding AG 1,805,625
264 Roche Holding AG, Class BR 91,040
13,243 Sandoz Group AG 787,677
5,313 Sanofi SA 502,144
5,200 Santen Pharmaceutical Co., Ltd. 57,645
4,100 Sawai Group Holdings Co., Ltd. 55,520
1,300 Seikagaku Corp. 5,834
3,200 Shionogi & Co., Ltd. 56,601
2,832 SNDL, Inc.* 7,590
17,100 Takeda Pharmaceutical Co., Ltd. 499,264
2,648 Teva Pharmaceutical Industries, Ltd.* 53,346
3,966 Teva Pharmaceutical Industries, Ltd., ADR* 80,113
1,200 Towa Pharmaceutical Co., Ltd. 23,952
1,300 Tsumura & Co. 31,846
1,364 UCB SA 377,329
48,000 United Laboratories International Holdings, Ltd.
(The)^ 92,699
166 Vetoquinol SA 15,039
98 Virbac SACA 36,322
1,100 ZERIA Pharmaceutical Co., Ltd. 15,099
14,678,664
Professional Services (1.6%):
4,040 Adecco Group AG 114,487
3,918 AFRY AB 67,595
10,056 ALS, Ltd. 133,195
770 Altech Corp. 14,530
203 Amadeus Fire AG 11,926
1,464 Arcadis NV 73,691
1,900 BayCurrent, Inc. 111,570
1,800 Bell System24 Holdings, Inc. 16,265
372 Bertrandt AG 8,125
1,661 Brunel International NV 15,907
8,964 Bureau Veritas SA 281,421
1,774 Capita PLC* 7,695
6,433 Computershare, Ltd. 154,519
700 Creek & River Co., Ltd. 7,114
180 Danel Adir Yeoshua, Ltd. 27,693
1,400 dip Corp. 21,994
1,470 DKSH Holding AG 99,948
900 EJ Holdings, Inc. 10,818
900 en, Inc., Japan 9,876
9,546 Experian plc 480,687
1,200 FULLCAST Holdings Co., Ltd. 14,417

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Professional Services, continued
1,500 Funai Soken Holdings, Inc. $ 26,186
175 Groupe Crit SA 12,383
35,410 Hays plc 26,979
349 Hilan, Ltd. 26,996
10,200 Infomart Corp. 22,982
1,600 Insource Co., Ltd. 10,388
2,958 Intertek Group plc 189,063
5,324 IPH, Ltd. 12,552
300 IR Japan Holdings, Ltd. 1,676
4,000 JAC Recruitment Co., Ltd. 29,259
1,000 LIKE, Inc. 10,194
1,000 Management Solutions Co., Ltd.^ 9,950
1,344 McMillan Shakespeare, Ltd. 14,950
2,700 MEITEC Group Holdings, Inc. 58,225
824 Multiconsult ASA(a) 14,449
11,700 Nihon M&A Center Holdings, Inc. 59,675
1,900 Open Up Group, Inc. 23,308
9,157 Pagegroup plc 28,172
1,400 Pasona Group, Inc. 20,707
43,400 Persol Holdings Co., Ltd. 79,215
700 Quick Co., Ltd. 11,874
3,085 Randstad NV 132,126
10,600 Recruit Holdings Co., Ltd. 568,791
843 RELX NV 40,383
7,583 RELX plc, ADR 362,164
6,345 RELX plc 303,006
2,833 Ricardo plc 16,428
3,902 Robert Walters plc 6,665
10,192 RWS Holdings plc 12,661
3,358 SGS SA, Registered Shares 349,350
2,600 SIGMAXYZ Holdings, Inc. 16,218
1,501 SmartGroup Corp., Ltd. 7,946
2,900 SMS Co., Ltd. 30,537
3,200 S-Pool, Inc. 7,438
4,264 SThree plc 9,345
1,633 Talenom Oyj 6,682
1,100 Tanseisha Co., Ltd. 10,439
3,300 TechnoPro Holdings, Inc. 108,045
1,643 Teleperformance SE 122,471
2,200 TELUS International CDA, Inc.* 9,818
589 Thomson Reuters Corp. 91,472
293 Thomson Reuters Corp., ADR 45,512
1,000 TKC Corp. 28,578
1,200 Transcosmos, Inc. 29,890
1,100 UT Group Co., Ltd. 20,307
700 Visional, Inc.* 53,526
800 WDB Holdings Co., Ltd. 9,389
600 Weathernews, Inc. 19,069
2,443 Wolters Kluwer NV 333,446
5,124,358
Real Estate Management & Development (2.1%):
697 Aedas Homes SA(a) 17,362
206 AFI Properties, Ltd.* 13,117
65 Africa Israel Residences, Ltd. 5,115
1,001 Airport City, Ltd.* 18,592
2,300 Airport Facilities Co., Ltd. 16,384
758 Allreal Holding AG, Registered Shares* 177,314
2,672 Alony Hetz Properties & Investments, Ltd. 31,742
492 Alrov Properties and Lodgings, Ltd. 38,973
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
100 Altus Group, Ltd. $ 4,272
2,393 Amot Investments, Ltd. 17,925
3,174 Annehem Fastigheter AB, Class B* 5,880
300 Aoyama Zaisan Networks Co., Ltd. 4,135
25 Argo Properties NV* 840
20,148 Aroundtown SA* 77,244
46,000 Asia Standard International Group, Ltd.* 1,866
6,405 Atrium Ljungberg AB, B Shares 21,585
233 Azrieli Group, Ltd. 23,175
210 Big Shopping Centers, Ltd. 43,208
116 Blue Square Real Estate, Ltd. 12,694
1,139 BRANICKS Group AG* 2,627
3,700 Bukit Sembawang Estates, Ltd. 12,000
376 CA Immobilien Anlagen AG 10,320
31,443 Capitaland India Trust 29,268
40,500 CapitaLand Investment, Ltd. 84,615
3,868 Castellum AB^ 43,806
781 Catena AB 35,630
2,946 Cedar Woods Properties, Ltd. 15,216
218 Cham Swiss Properties AG 6,607
18,000 Chinese Estates Holdings, Ltd. 3,030
52,000 Chuang's Consortium International, Ltd.* 2,333
851 Cibus Nordic Real Estate AB (publ) 15,339
17,200 City Developments, Ltd. 92,306
1,684 Citycon Oyj 6,466
28,175 CK Asset Holdings, Ltd. 136,738
840 Colliers International Group, Inc. 131,394
127 Colliers International Group, Inc., ADR 19,839
725 CPI Europe AG* 15,811
476,000 CSI Properties, Ltd.* 11,622
2,590 CTP NV(a) 57,658
5,500 Daito Trust Construction Co., Ltd. 120,647
9,700 Daiwa House Industry Co., Ltd. 348,742
1,800 Dear Life Co., Ltd. 14,422
478 Deutsche EuroShop AG 10,394
1,307 Deutsche Wohnen SE 33,220
2,651 Dios Fastigheter AB 18,411
1,450 DREAM Unlimited Corp. 21,581
3,016 Eastnine AB 15,057
1,172 Entra ASA*(a) 13,993
4,939 Fabege AB 41,848
91,904 Far East Consortium International, Ltd. 9,090
5,271 Fastighets AB Balder, B Shares* 37,885
168 Fastighetsbolaget Emilshus AB, Class B* 863
862 FastPartner AB, Class A 4,643
300 FirstService Corp., Class WI 57,167
436 FirstService Corp., Class WI, ADR 83,054
11,092 Foxtons Group plc 8,274
16,000 Frasers Property, Ltd. 12,643
— Gav-Yam Lands Corp., Ltd. 3
1,100 Goldcrest Co., Ltd. 24,946
26,076 Grainger plc 68,096
1,873 Grand City Properties SA* 24,725
10,516 Great Eagle Holdings, Ltd. 19,291
17,100 GuocoLand, Ltd. 26,530
28,000 Hang Lung Group, Ltd. 52,810
79,486 Hang Lung Properties, Ltd. 89,156
7,709 Harworth Group plc 17,622
23,706 Henderson Land Development Co., Ltd. 83,683

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
86 Hiag Immobilien Holding AG* $ 12,059
37,840 HKR International, Ltd.* 5,203
9,400 Ho Bee Land, Ltd. 15,898
18,500 Hong Fok Corp., Ltd. 11,496
18,600 Hongkong Land Holdings, Ltd. 117,701
2,049 Hufvudstaden AB, Class A 27,653
8,300 Hulic Co., Ltd. 90,977
11,000 Hysan Development Co., Ltd. 22,474
151 IES Holdings, Ltd.* 13,737
242 Immobel SA* 7,343
700 Information Services Corp. 18,558
1,430 Instone Real Estate Group SE(a) 14,421
11,338 International Workplace Group plc 34,051
145 Intershop Holding AG 28,572
164 Investis Holding SA 26,575
1,643 Israel Canada T.R, Ltd. 7,276
59 Isras Investment Co., Ltd. 15,746
348 Jeudan A/S 11,178
800 JINUSHI Co., Ltd. 16,501
2,471 John Mattson Fastighetsforetagen AB* 15,938
25,000 K. Wah International Holdings, Ltd. 6,875
1,700 Katitas Co., Ltd. 32,043
1,200 Keihanshin Building Co., Ltd. 13,284
16,225 Kerry Properties, Ltd. 43,519
2,347 K-fast Holding AB* 3,581
3,270 Kojamo Oyj* 41,683
28,863 Kowloon Development Co., Ltd. 13,537
17,100 Lai Sun Development Co., Ltd.* 1,413
1,705 Land Development Nimrodi Group, Ltd. 18,979
44,500 Langham Hospitality Investments and Langham
Hospitality Investments, Ltd. 2,799
1,038 LEG Immobilien SE 82,511
21,734 Lendlease Corp., Ltd. 79,404
8,900 Leopalace21 Corp. 42,918
3,878 Lifestyle Communities, Ltd. 14,763
8,000 Liu Chong Hing Investment, Ltd. 4,600
4,644 LSL Property Services plc 16,508
100 Mainstreet Equity Corp. 13,396
543 Mega Or Holdings, Ltd. 29,460
226 Melisron, Ltd. 27,346
25,000 Mingfa Group International Co., Ltd.* 527
4,200 Mirarth Holdings, Inc. 11,071
3,900 Mitsubishi Estate Co., Ltd. 89,821
11,900 Mitsui Fudosan Co., Ltd. 130,011
9,306 Mivne Real Estate KD, Ltd. 36,348
342 Mobimo Holding AG, Registered Shares 140,517
100 Morguard Corp. 8,288
51,087 New World Development Co., Ltd.*^ 51,416
1,539 Nexity SA* 20,021
1,700 Nisshin Group Holdings Co., Ltd. 6,946
12,500 Nomura Real Estate Holdings, Inc. 79,717
844 NP3 Fastigheter AB 22,565
3,693 Nyfosa AB 32,288
17,900 OUE, Ltd. 16,376
54,608 Oxley Holdings, Ltd.* 4,546
2,906 Pandox AB 55,707
1,455 PATRIZIA SE 12,272
11,336 Peet, Ltd. 14,938
4,226 PEXA Group, Ltd.* 43,857
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
1,195 Platzer Fastigheter Holding AB, Class B $ 8,766
32 Plazza AG, Registered Shares 15,935
222 Prashkovsky Investments and Construction, Ltd. 8,958
1,236 PSP Swiss Property AG, Registered Shares 212,576
4,700 Relo Group, Inc. 56,672
1,892 Sagax AB, Class B 39,589
22,824 Samhallsbyggnadsbolaget i Norden AB* 12,494
3,634 Savills plc 46,615
1,875 Selvaag Bolig ASA 6,673
3,363 Servcorp, Ltd. 15,878
70,000 Shun Tak Holdings, Ltd.* 7,444
65,933 Sino Land Co., Ltd. 83,474
5,000 Soundwill Holdings, Ltd.* 3,849
200 SRE Holdings Corp. 4,363
1,800 Starts Corp., Inc. 61,847
716 Stendorren Fastigheter AB* 14,984
5,367 StorageVault Canada, Inc. 19,941
2,700 Sumitomo Realty & Development Co., Ltd. 119,127
1,493 Summit Real Estate Holdings, Ltd. 28,895
1,800 Sun Frontier Fudousan Co., Ltd. 28,477
9,921 Sun Hung Kai Properties, Ltd. 118,997
6,646 Swire Pacific, Ltd., Class A 56,400
17,500 Swire Pacific, Ltd., Class B 26,308
10,000 Swire Properties, Ltd. 28,451
2,489 Swiss Prime Site AG, Registered Shares 348,419
4,836 TAG Immobilien AG 83,599
21,000 TAI Cheung Holdings, Ltd. 8,667
2,900 TOC Co., Ltd. 15,827
6,500 Tokyo Tatemono Co., Ltd. 130,146
15,100 Tokyu Fudosan Holdings Corp. 125,149
900 Tosei Corp. 21,149
213 UBM Development AG* 5,336
15,400 UOL Group, Ltd. 93,257
409 VGP NV 45,900
6,768 Vonovia SE 211,205
5,039 Wallenstam AB, B Shares 23,428
7 Warteck Invest AG, Registered Shares 17,156
6,203 Watkin Jones plc* 2,845
22,829 Wharf Real Estate Investment Co., Ltd. 67,510
5,500 Wihlborgs Fastigheter AB 53,848
20,700 Wing Tai Holdings, Ltd. 22,473
16,000 Wing Tai Properties, Ltd. 3,259
148 YH Dimri Construction & Development, Ltd. 17,079
17 Zug Estates Holding AG, Class B 45,293
6,670,310
Retail REITs (0.0%
†
):
13,324 Investore Property, Ltd. 9,593
Semiconductors & Semiconductor Equipment (2.3%):
5,800 Advantest Corp. 579,945
8,383 AEM Holdings, Ltd.* 11,864
1,944 ams-OSRAM AG* 27,427
565 ASM International NV 339,585
2,009 ASML Holding NV, NYS 1,944,893
1,186 ASML Holding NV 1,156,159
4,719 ASMPT, Ltd. 49,758
693 BE Semiconductor Industries NV 103,923
156 Camtek, Ltd.* 16,360
700 Disco Corp. 219,919

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
189 Elmos Semiconductor SE $ 18,206
1,700 Ferrotec Corp. 46,095
900 Furuya Metal Co., Ltd. 17,045
12,742 Infineon Technologies AG 497,279
24,323 IQE plc* 2,451
2,200 Japan Material Co., Ltd. 27,092
2,100 Kokusai Electric Corp. 59,755
1,100 Lasertec Corp. 152,000
447 Melexis NV 35,718
1,200 Micronics Japan Co., Ltd. 47,489
4,000 Mitsui High-Tec, Inc. 20,920
99 Nova, Ltd.* 31,544
1,100 Optorun Co., Ltd. 12,338
1,030 PVA TePla AG* 32,973
10,700 Renesas Electronics Corp. 122,942
9,700 Rohm Co., Ltd. 145,610
3,000 Rorze Corp. 44,881
500 RS Technologies Co., Ltd. 12,492
700 Sanken Electric Co., Ltd.* 33,928
1,400 SCREEN Holdings Co., Ltd. 126,774
600 Shibaura Mechatronics Corp. 52,822
300 Shindengen Electric Manufacturing Co., Ltd. 6,420
543 Siltronic AG 29,823
371 SMA Solar Technology AG* 9,376
4,700 Socionext, Inc. 88,733
403 SOITEC* 18,444
8,282 STMicroelectronics NV 234,081
1,454 STMicroelectronics NV, ADR 41,090
13,400 SUMCO Corp. 142,294
409 SUSS MicroTec SE 14,587
3,400 Tokyo Electron, Ltd. 613,082
700 Tokyo Seimitsu Co., Ltd. 47,382
1,200 Torex Semiconductor, Ltd. 13,460
1,500 Towa Corp. 21,570
453 Tower Semiconductor, Ltd.* 32,752
321 u-blox Holding AG* 54,480
1,100 Ulvac, Inc. 48,187
1,978 X-Fab Silicon Foundries SE*(a) 16,025
700 Yamaichi Electronics Co., Ltd. 16,590
7,438,563
Software (1.0%):
1,484 accesso Technology Group plc* 8,416
7,046 Alfa Financial Software Holdings PLC(a) 22,084
600 Alpha Systems, Inc. 15,335
339 Atoss Software SE 43,792
4,500 Bitfarms, Ltd.*^ 12,709
4,889 BlackBerry, Ltd.* 23,857
19,135 Bravura Solutions, Ltd. 31,976
3,916 Bytes Technology Group plc 21,036
1,500 Celsys, Inc. 18,984
16,478 Cint Group AB* 10,840
500 Computer Engineering & Consulting, Ltd. 8,061
1,926 Computer Modelling Group, Ltd. 8,678
101 Constellation Software, Inc. 274,219
1,200 Cybozu, Inc. 27,627
1,168 Dassault Systemes SE 39,285
300 Descartes Systems Group, Inc. (The)* 28,252
564 Descartes Systems Group, Inc. (The), ADR* 53,146
300 Digital Arts, Inc. 15,549
Shares Value
Common Stocks, continued
Software, continued
8,979 dotdigital group plc $ 8,081
989 Dye & Durham, Ltd. 5,260
1,000 Enghouse Systems, Ltd. 15,041
567 Fabasoft AG 11,063
1,600 Fixstars Corp. 19,789
1,966 F-Secure Oyj 3,926
2,775 GB Group plc 8,471
1,235 Gentrack Group, Ltd.* 7,370
5,283 Hansen Technologies, Ltd. 20,476
700 I'll, Inc. 12,800
16,011 Infomedia, Ltd. 17,827
3,230 IRESS, Ltd. 18,816
550 IVU Traffic Technologies AG 12,990
1,500 Justsystems Corp. 48,556
200 Kinaxis, Inc.* 25,821
2,711 Lightspeed Commerce, Inc.* 31,309
314 Lime Technologies AB 10,636
36 Linedata Services 2,449
1,195 Magic Software Enterprises, Ltd. 24,340
500 Miroku Jyoho Service Co., Ltd. 6,413
1,400 m-up Holdings, Inc. 20,092
1,641 Nemetschek SE 213,520
145 Nice, Ltd.* 21,098
8,125 Nuix, Ltd.* 15,773
1,335 Objective Corp., Ltd. 17,678
5,527 Open Text Corp. 206,622
896 Open Text Corp., ADR 33,492
600 Oracle Corp. 61,315
3,833 Pinewood Technologies Group plc* 21,386
1,000 Plus Alpha Consulting Co., Ltd. 16,901
308 QT Group Oyj* 16,555
6,000 Rakus Co., Ltd. 55,220
7,353 RPMGlobal Holdings, Ltd.* 22,481
11,134 Sage Group plc (The) 165,288
152 SAP SE, ADR 40,616
2,163 SAP SE 579,809
22,650 Sinch AB*(a) 72,923
500 SRA Holdings 17,075
8,800 Systena Corp. 31,528
1,187 TeamViewer SE*(a) 12,079
5,164 Technology One, Ltd. 131,690
1,437 Temenos AG, Registered Shares 115,978
2,000 Trend Micro, Inc. 109,259
9,354 Truecaller AB, Class B 41,312
5,420 Vista Group International, Ltd.* 9,328
778 Vitec Software Group AB, B Shares 27,486
400 WingArc1st, Inc. 8,847
871 WiseTech Global, Ltd. 52,072
1,966 WithSecure Oyj* 3,926
1,457 Xero, Ltd.* 152,240
3,268,869
Specialty Retail (1.5%):
1,200 ABC-Mart, Inc. 23,816
16,866 Accent Group, Ltd. 14,712
12,752 Adairs, Ltd. 21,642
900 Alpen Co., Ltd. 14,328
1,300 and ST HD Co., Ltd. 26,328
1,700 AOKI Holdings, Inc. 20,433
1,500 Aoyama Trading Co., Ltd. 24,742

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Specialty Retail, continued
3,270 ARCLANDS Corp. $ 43,067
3,987 Aritzia, Inc.* 241,197
1,006 ASOS plc*^ 3,781
1,143 Auto1 Group SE* 38,977
2,500 Autobacs Seven Co., Ltd. 27,311
613 AutoCanada, Inc.* 13,767
9,615 Autosports Group, Ltd. 20,958
3,578 Avolta AG* 194,658
8,196 BHG Group AB* 23,919
2,300 Bic Camera, Inc. 25,428
2,768 Bilia AB, A Shares 33,836
34,054 boohoo Group plc*^ 5,438
3,245 Byggmax Group AB 19,690
712 Carasso Motors, Ltd. 8,728
614 Card Factory plc 842
3,919 CECONOMY AG* 20,199
14,275 Cettire, Ltd.*^ 6,529
800 Chiyoda Co., Ltd. 6,498
1,435 Clas Ohlson AB, B Shares 56,366
51,069 Currys plc 96,071
4,700 DCM Holdings Co., Ltd. 50,925
928 Delek Automotive Systems, Ltd. 6,856
7,507 DFS Furniture plc* 15,450
291 Dor Alon Energy in Israel 1988, Ltd. 11,494
4,223 Dunelm Group plc 63,841
4,928 Eagers Automotive, Ltd. 95,727
3,700 EDION Corp. 54,172
11,595 Esprit Holdings, Ltd.* 2,067
1,500 Fast Retailing Co., Ltd. 455,548
1,026 Fielmann Group AG 61,920
617 Fnac Darty SA 21,152
358 Fox Wizel, Ltd. 37,959
4,126 Frasers Group plc* 41,208
1,200 Geo Holdings Corp. 13,368
100,000 Giordano International, Ltd. 19,515
4,635 H & M Hennes & Mauritz AB, Class B^ 86,485
10,860 Halfords Group plc 20,870
5 Hallenstein Glasson Holdings, Ltd. 27
1,000 Honeys Holdings Co., Ltd. 10,439
485 Hornbach Holding AG & Co. KGaA 55,848
13,500 Hour Glass, Ltd. (The) 21,382
2,800 IDOM, Inc. 19,904
5,859 Industria de Diseno Textil SA 323,646
3,000 Istyle, Inc. 10,151
1,000 Jade Group, Inc.* 9,444
2,014 JB Hi-Fi, Ltd. 154,275
69,594 JD Sports Fashion plc 89,265
700 JINS Holdings, Inc. 43,333
1,500 Joshin Denki Co., Ltd. 26,101
1,900 Joyful Honda Co., Ltd. 27,950
2,166 Kamux Corp. 5,095
1,913 Kid ASA(a) 28,592
61,169 Kingfisher plc 255,412
26,469 KMD Brands, Ltd.* 4,144
900 Kohnan Shoji Co., Ltd. 25,638
1,600 Komeri Co., Ltd. 35,699
3,300 K's Holdings Corp. 35,654
1,766 Leon's Furniture, Ltd. 36,602
1,809 Lovisa Holdings, Ltd. 44,868
Shares Value
Common Stocks, continued
Specialty Retail, continued
9,000 Luk Fook Holdings International, Ltd. $ 28,798
531 Maisons du Monde SA*(a) 1,162
1,279 Matas A/S 26,182
1,681 MEKO AB 14,523
1,563 Mobilezone Holding AG, Registered Shares 22,020
7,872 Moonpig Group PLC 24,123
1,800 Nextage Co., Ltd. 28,500
3,447 Nick Scali, Ltd. 53,136
400 Nishimatsuya Chain Co., Ltd. 5,777
3,000 Nitori Holdings Co., Ltd. 57,836
2,700 Nojima Corp. 73,984
28,290 Oriental Watch Holdings 12,220
2,200 PAL GROUP Holdings Co., Ltd. 37,306
651 Pet Valu Holdings, Ltd. 16,838
10,167 Pets at Home Group plc 28,088
4,539 Premier Investments, Ltd. 57,944
1,217 Retailors, Ltd. 23,615
2,700 Sanrio Co., Ltd.^ 126,460
200 Scroll Corp. 1,523
700 Shimamura Co., Ltd. 46,782
7,699 Super Retail Group, Ltd. 82,742
5,990 Synsam AB 36,873
1,400 Syuppin Co., Ltd. 11,537
1,018 Temple & Webster Group, Ltd.* 15,535
1,600 United Arrows, Ltd. 22,581
6,400 USS Co., Ltd. 73,416
13,891 Vertu Motors plc 11,292
5,000 VT Holdings Co., Ltd. 16,679
6,954 Watches of Switzerland Group plc*(a) 34,501
3,259 WH Smith plc 29,860
9,835 Wickes Group plc 29,613
100 Workman Co., Ltd. 4,207
800 World Co., Ltd. 15,432
700 Xebio Holdings Co., Ltd. 5,457
14,900 Yamada Holdings Co., Ltd. 48,885
2,000 Yellow Hat, Ltd. 22,871
4,980 Zalando SE*(a) 152,654
3,600 ZOZO, Inc.^ 33,074
4,689,313
Technology Hardware, Storage & Peripherals (0.3%):
5,700 Brother Industries, Ltd. 95,330
7,400 Canon, Inc. 216,645
3,519 Dynavox Group AB* 42,780
1,400 Eizo Corp. 20,740
1,800 Elecom Co., Ltd. 22,443
5,600 FUJIFILM Holdings Corp. 139,558
16,600 Konica Minolta, Inc. 59,113
739 Logitech International SA, Class R 81,406
366 Logitech International SA, Class R, ADR 40,143
4,000 MCJ Co., Ltd. 37,127
12,000 PC Partner Group, Ltd. 9,434
1,173 Quadient SA 18,146
10,000 Ricoh Co., Ltd. 88,207
5,100 Seiko Epson Corp. 65,304
1,500 Toshiba TEC Corp. 30,662
4,400 Wacom Co., Ltd. 24,324
991,362

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.8%):
2,110 adidas AG $ 444,988
10,200 Asics Corp. 266,354
1,565 Brunello Cucinelli SpA 171,829
4,414 Burberry Group plc* 69,654
25 Calida Holding AG, Registered Shares 401
408 Canada Goose Holdings, Inc., ADR* 5,626
18,000 Chow Sang Sang Holdings International, Ltd. 31,926
3,532 Cie Financiere Richemont SA, Registered Shares 677,844
69,273 Coats Group plc 77,796
26,500 Crystal International Group, Ltd.(a) 23,045
485 Delta Galil, Ltd. 25,520
14,425 Dr Martens PLC 19,196
400 Fujibo Holdings, Inc. 17,524
2,931 Gildan Activewear, Inc. 169,351
1,142 Gildan Activewear, Inc., ADR 66,008
900 Goldwin, Inc. 15,313
1,800 Gunze, Ltd. 46,014
246 Hermes International SCA 603,221
989 HUGO BOSS AG 46,962
1,500 Japan Wool Textile Co., Ltd. (The) 16,819
607 Kering SA 202,255
500 Kurabo Industries, Ltd. 23,833
2,325 LVMH Moet Hennessy Louis Vuitton SE 1,422,450
1,211 Marimekko Oyj 17,812
2,903 Moncler SpA 170,282
3,357 New Wave Group AB, Class B 39,382
5,000 Onward Holdings Co., Ltd. 23,646
7,149 OVS SpA(a) 35,208
44,000 Pacific Textiles Holdings, Ltd. 8,431
1,875 Pandora A/S 245,170
4,100 PRADA SpA 24,640
2,918 Puma SE 72,548
7,277 Safilo Group SpA* 13,912
1,885 Salvatore Ferragamo SpA* 11,851
40,200 Samsonite Group SA(a) 86,190
2,100 Sankyo Seiko Co., Ltd. 9,797
500 Sanyo Shokai, Ltd. 11,739
700 Seiko Group Corp. 30,838
17,500 Stella International Holdings, Ltd. 34,575
630 Swatch Group AG (The), Class BR 118,626
773 Swatch Group AG (The), Registered 29,708
11,500 Texhong International Group, Ltd. 7,250
60,000 Texwinca Holdings, Ltd. 6,014
3,200 TSI Holdings Co, Ltd. 22,815
377 Van de Velde NV 13,682
96,000 Viva Goods Company, Ltd.* 7,539
1,100 Wacoal Holdings Corp. 41,946
33,514 Yue Yuen Industrial Holdings, Ltd. 57,103
5,584,633
Tobacco (0.5%):
13,223 British American Tobacco plc 701,590
15,078 Imperial Brands plc 640,414
4,100 Japan Tobacco, Inc. 134,771
2,779 Scandinavian Tobacco Group A/S(a) 38,421
1,515,196
Trading Companies & Distributors (1.7%):
15,349 Acrow, Ltd. 11,040
2,837 AddTech AB, B Shares 92,785
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
900 ADENTRA, Inc. $ 22,786
1,000 Alconix Corp. 14,296
1,271 Alligo AB, Class B 15,491
7,003 Ashtead Group plc 470,534
2,358 Ashtead Technology Holdings plc 11,025
1,980 Azelis Group NV 26,842
653 BayWa AG*^ 6,182
2,058 Beijer Ref AB 32,090
731 Bergman & Beving AB 25,301
145 Bossard Holding AG, Registered Shares 30,726
3,674 Brenntag SE 220,146
3,313 Bufab AB 31,129
4,986 Bunzl plc 157,382
500 Chori Co., Ltd. 13,292
70,000 CSC Holdings, Ltd.* 261
1,200 Daiichi Jitsugyo Co., Ltd. 22,073
130,000 Deep Source Holdings, Ltd.* 12,194
1,340 Diploma plc 95,732
4,000 Doman Building Materials Group, Ltd. 26,216
5,900 Finning International, Inc. 274,118
5,497 Grafton Group plc 67,641
1,700 Hanwa Co., Ltd. 72,330
17,744 Howden Joinery Group plc 203,031
1,182 IMCD NV 122,182
1,800 Inaba Denki Sangyo Co., Ltd. 51,172
1,900 Inabata & Co., Ltd. 44,816
3,700 ITOCHU Corp. 212,793
616 Jacquet Metals SACA 13,738
5,000 Japan Pulp & Paper Co., Ltd. 24,151
700 Kamei Corp. 13,677
900 Kanaden Corp. 12,655
1,700 Kanamoto Co., Ltd. 41,361
4,400 Kanematsu Corp. 92,552
900 Kyokuto Boeki Kaisha, Ltd. 11,054
6,700 Marubeni Corp. 167,201
800 MARUKA FURUSATO Corp. 12,640
1,500 Mitani Corp. 21,773
14,600 Mitsubishi Corp. 348,068
11,500 Mitsui & Co., Ltd. 285,599
1,271 Momentum Group AB 21,210
3,800 MonotaRO Co., Ltd. 55,192
4,100 Nagase & Co., Ltd. 88,662
600 Nichiden Corp.^ 11,027
1,200 Nishio Holdings Co., Ltd. 34,734
3,414 OEM International AB, Class B 51,940
700 Onoken Co., Ltd. 6,635
3,537 Reece, Ltd. 26,537
7,292 Rexel SA 240,756
2,192 Richelieu Hardware, Ltd. 53,859
10,311 RS GROUP plc 79,108
2,804 Russel Metals, Inc. 83,989
1,300 Sanyo Trading Co., Ltd. 14,105
900 Sato Shoji Corp. 12,012
207 Scope Metals Group, Ltd. 9,631
600 Senshu Electric Co., Ltd. 17,870
2,444 SGH, Ltd. 81,160
22,549 SIG plc* 2,875
3,400 Sojitz Corp. 89,904
409 Solar A/S, B Shares 13,013

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
17,864 Speedy Hire plc $ 5,802
5,800 Sumitomo Corp. 167,868
269 Thermador Groupe 23,511
2,593 Toromont Industries, Ltd. 287,941
700 Totech Corp. 14,957
10,600 Toyota Tsusho Corp. 293,251
6,879 Travis Perkins plc 56,061
2,400 Trusco Nakayama Corp. 38,696
800 Tsubakimoto Kogyo Co., Ltd. 15,174
800 Wajax Corp. 13,913
1,800 Wakita & Co., Ltd. 22,580
2,700 Yamazen Corp. 25,461
800 Yuasa Trading Co., Ltd. 27,406
5,416,915
Transportation Infrastructure (0.5%):
9,240 Aena SME SA(a) 253,134
954 Aeroports de Paris SA 126,485
20,495 Atlas Arteria, Ltd. 66,671
6,944 Auckland International Airport, Ltd. 31,715
4,596 Enav SpA(a) 23,400
952 Flughafen Zurich AG, Registered Shares* 290,838
1,929 Fraport AG Frankfurt Airport Services Worldwide* 166,596
8,050 Getlink SE 148,095
182,200 Hutchison Port Holdings Trust, Class U 36,435
1,940 James Fisher & Sons plc* 9,360
2,200 Japan Airport Terminal Co., Ltd. 70,141
2,000 Kamigumi Co., Ltd. 60,718
4,800 Mitsubishi Logistics Corp. 39,288
5,399 Port of Tauranga, Ltd. 23,414
34,191 Qube Holdings, Ltd. 93,190
22,376 SATS, Ltd. 58,879
2,700 Sumitomo Warehouse Co., Ltd. (The) 56,844
15,436 Transurban Group 141,317
1,941 Westshore Terminals Investment Corp.^ 34,733
1,731,253
Water Utilities (0.1%):
11,551 Pennon Group plc 72,756
3,229 Severn Trent plc 112,514
8,227 United Utilities Group plc 126,811
312,081
Wireless Telecommunication Services (1.0%):
695 1&1 AG 16,398
39,507 Airtel Africa plc(a) 129,763
3,670 Cellcom Israel, Ltd.* 36,622
5,950 Freenet AG 190,276
88,000 Hutchison Telecommunications Hong Kong Holdings,
Ltd. 12,445
32,100 KDDI Corp. 514,408
2,000 Okinawa Cellular Telephone Co. 35,334
1,324 Orange Belgium SA* 29,540
3,569 Partner Communications Co., Ltd. 34,238
4,503 Rogers Communications, Inc., Class B 155,040
218,600 SoftBank Corp. 321,555
10,100 SoftBank Group Corp. 1,282,932
21,800 StarHub, Ltd. 19,101
10,825 Tele2 AB, B Shares 184,761
Shares Value
Common Stocks, continued
Wireless Telecommunication Services, continued
316,461 Vodafone Group plc $ 366,913
3,329,326
Total Common Stocks (Cost $234,382,636) 314,448,271
Preferred Stocks (0.4%):
Automobiles (0.2%):
626 Bayerische Motoren Werke AG, 5.46% 58,094
880 Dr. Ing hc F Porsche AG, 1.98%^(a) 42,716
2,286 Porsche Automobil Holding SE, 5.71% 89,803
3,863 Volkswagen AG, 6.90% 417,753
608,366
Chemicals (0.1%):
2,875 FUCHS SE, 3.07% 128,655
Construction Materials (0.0%
†
):
123 STO SE & Co KGaA, 0.26% 17,382
Ground Transportation (0.0%
†
):
910 Sixt SE, 4.73% 61,382
Health Care Equipment & Supplies (0.0%
†
):
509 Draegerwerk AG & Co. KGaA, 3.21% 37,730
Household Durables (0.0%
†
):
299 Einhell Germany AG, Class P, 1.83% 28,761
Household Products (0.1%):
2,084 Henkel AG & Co. KGaA, 2.97% 168,193
Life Sciences Tools & Services (0.0%
†
):
70 Sartorius AG, 0.37% 16,279
Machinery (0.0%
†
):
2,224 Jungheinrich AG, 2.70% 77,246
Total Preferred Stocks (Cost $1,287,732) 1,143,994
Contracts
Warrants (0.0%
†
):
Real Estate Management & Development (0.0%
†
):
— CSI Properties, Ltd., 4/7/27 —
Software (0.0%
†
):
201 Constellation Software, Inc., 3/31/40*(b) —
Total Warrants (Cost $—) —
Shares
Rights (0.0%
†
):
Independent Power and Renewable Electricity Producers
(0.0%
†
):
18,945 Orsted AS CVR, Expires on 10/3/25*^ 18,864
Machinery (0.0%
†
):
70 Rieter Holding AG RTS, Expires on 10/1/25* 308
Oil, Gas & Consumable Fuels (0.0%
†
):
21,814 Amplitude Energy, Ltd. RTS, Expires on 10/9/25* —
Total Rights (Cost $51,667) 19,172

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Unaffiliated Investment Companies (2.4%):
Money Market Funds (2.4%):
7,001,306 BlackRock Liquidity FedFund, Institutional Class,
4.03%(c)(d) $ 7,001,306
533,043 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.98%(d) 533,043
Shares Value
Unaffiliated Investment Companies, continued
Money Market Funds, continued
Total Unaffiliated Investment Companies (Cost $7,534,349) $ 7,534,349
Total Investment Securities
(Cost $243,256,384 ) — 101.5% 323,145,786
Net other assets (liabilities) — (1.5)% (4,721,490)
Net Assets — 100.0% $ 318,424,296
ADR—American Depository Receipt
CVR—Contingency Valued Rights
NYS—New York Shares
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $6,422,492.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of September 30, 2025.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2025.
(d) The rate represents the effective yield at September 30, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Percentages indicated are based on net assets as of September 30, 202 5.

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2025:
(Unaudited)
Country Percentage
Australia 6.2%
Austria 0.7%
Belgium 1.0%
Bermuda 0.1%
Cambodia —%
†
Canada 12.0%
Chile —%
†
China 0.1%
Curacao 0.1%
Denmark 2.1%
Faroe Islands —%
†
Finland 1.7%
France 6.9%
Georgia 0.1%
Germany 7.0%
Greece —%
†
Hong Kong 1.7%
Ireland 0.8%
Isle of Man —%
†
Israel 1.1%
Italy 2.8%
Japan 22.4%
Liechtenstein —%
†
Luxembourg 0.3%
Macau —%
†
Malaysia —%
†
Mauritius —%
†
Mexico —%
†
Mongolia —%
†
Netherlands 3.6%
New Zealand 0.3%
Norway 0.7%
Peru —%
†
Poland —%
†
Portugal 0.4%
Singapore 1.1%
South Africa —%
Spain 2.7%
Sweden 2.6%
Switzerland 7.6%
Taiwan, Province Of China —%
†
United Arab Emirates —%
†
United Kingdom 11.2%
United States 2.7%
100.0%
† Represents less than 0.05%.

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.9%):
Aerospace & Defense (1.7%):
1,210 AAR Corp.* $ 108,501
414 AeroVironment, Inc.* 130,365
712 Astronics Corp.* 32,474
415 Astronics Corp., Class B* 18,912
3,933 ATI, Inc.* 319,910
733 Axon Enterprise, Inc.* 526,030
6,624 Boeing Co. (The)* 1,429,658
2,316 BWX Technologies, Inc. 427,001
1,164 Cadre Holdings, Inc. 42,498
685 CPI Aerostructures, Inc.* 1,726
877 Curtiss-Wright Corp. 476,158
625 Ducommun, Inc.* 60,081
2,103 General Dynamics Corp. 717,123
633 HEICO Corp. 204,345
947 HEICO Corp., Class A 240,623
1,861 Hexcel Corp. 116,685
4,801 Howmet Aerospace, Inc. 942,100
1,204 Huntington Ingalls Industries, Inc. 346,644
4,565 Kratos Defense & Security Solutions, Inc.* 417,104
2,890 L3Harris Technologies, Inc. 882,635
5,551 Leonardo DRS, Inc. 252,015
2,580 Lockheed Martin Corp. 1,287,962
2,496 Mercury Systems, Inc.* 193,191
917 Moog, Inc., Class A 190,433
343 National Presto Industries, Inc. 38,468
1,295 Northrop Grumman Corp. 789,069
953 Park Aerospace Corp. 19,384
12,437 RTX Corp. 2,081,083
4,314 Textron, Inc. 364,490
515 TransDigm Group, Inc. 678,780
1,234 V2X, Inc.* 71,683
1,461 Woodward, Inc. 369,209
13,776,340
Air Freight & Logistics (0.4%):
3,453 CH Robinson Worldwide, Inc. 457,177
4,159 Expeditors International of Washington, Inc. 509,852
5,939 FedEx Corp. 1,400,476
2,422 GXO Logistics, Inc.* 128,099
1,147 Hub Group, Inc., Class A 39,503
3,266 Radiant Logistics, Inc.* 19,269
11,120 United Parcel Service, Inc., Class B 928,854
3,483,230
Automobile Components (0.3%):
2,086 Adient plc* 50,231
6,775 American Axle & Manufacturing Holdings, Inc.* 40,718
5,861 Aptiv plc* 505,335
3,187 Autoliv, Inc. 393,594
7,638 BorgWarner, Inc. 335,766
1,256 Cooper-Standard Holdings, Inc.* 46,384
4,066 Dana, Inc. 81,483
938 Dorman Products, Inc.* 146,215
1,423 Fox Factory Holding Corp.* 34,565
4,300 Garrett Motion, Inc. 58,566
4,241 Gentex Corp. 120,020
999 Gentherm, Inc.* 34,026
9,399 Goodyear Tire & Rubber Co. (The)* 70,305
469 LCI Industries 43,687
Shares Value
Common Stocks, continued
Automobile Components, continued
997 Lear Corp. $ 100,308
1,163 Modine Manufacturing Co.* 165,332
1,190 Motorcar Parts of America, Inc.* 19,683
1,410 Patrick Industries, Inc. 145,836
1,374 Phinia, Inc. 78,978
616 Standard Motor Products, Inc. 25,145
587 Stoneridge, Inc.* 4,473
275 Strattec Security Corp.* 18,716
789 Visteon Corp. 94,570
810 XPEL, Inc.* 26,787
2,640,723
Automobiles (1.2%):
100,624 Ford Motor Co. 1,203,463
23,817 General Motors Co. 1,452,122
1,998 Harley-Davidson, Inc. 55,744
468 Lucid Group, Inc.*^ 11,134
31,135 Rivian Automotive, Inc., Class A* 457,062
13,979 Tesla, Inc.* 6,216,741
1,140 Thor Industries, Inc. 118,207
655 Winnebago Industries, Inc. 21,903
9,536,376
Banks (5.3%):
859 1st Source Corp. 52,880
504 ACNB Corp. 22,196
1,092 Amalgamated Financial Corp. 29,648
1,132 Amerant Bancorp, Inc. 21,814
2,596 Ameris Bancorp 190,313
704 Ames National Corp. 14,235
1,076 Arrow Financial Corp. 30,451
6,812 Associated Banc-Corp. 175,136
4,554 Atlantic Union Bankshares Corp. 160,711
1,851 Axos Financial, Inc.* 156,687
3,331 Banc of California, Inc. 55,128
994 BancFirst Corp. 125,691
2,037 Bancorp, Inc. (The)* 152,551
210 Bank First Corp. 25,475
65,668 Bank of America Corp. 3,387,812
1,028 Bank of Hawaii Corp. 67,478
724 Bank of Marin Bancorp 17,579
2,120 Bank of NT Butterfield & Son, Ltd. (The) 90,990
3,906 Bank OZK 199,128
1,591 BankFinancial Corp. 19,140
3,131 BankUnited, Inc. 119,479
1,389 Banner Corp. 90,979
433 Bar Harbor Bankshares 13,189
842 BCB Bancorp, Inc. 7,309
3,034 Beacon Financial Corp. 71,936
2,282 BOK Financial Corp. 254,306
280 Burke & Herbert Financial Services Corp. 17,273
977 Byline Bancorp, Inc. 27,092
74 C&F Financial Corp. 4,973
7,021 Cadence Bank 263,568
843 Camden National Corp. 32,531
489 Capital City Bank Group, Inc. 20,435
6,737 Capitol Federal Financial, Inc. 42,780
1,023 Carter Bankshares, Inc.* 19,856
2,578 Cathay General Bancorp 123,770

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
1,402 Central Pacific Financial Corp. $ 42,537
377 Chemung Financial Corp. 19,800
17,735 Citigroup, Inc. 1,800,102
943 Citizens & Northern Corp. 18,681
11,382 Citizens Financial Group, Inc. 605,067
604 City Holding Co. 74,817
938 Civista Bancshares, Inc. 19,051
1,465 CNB Financial Corp. 35,453
449 Coastal Financial Corp.* 48,568
56 Colony Bankcorp, Inc. 953
8,632 Columbia Banking System, Inc. 222,188
4,298 Columbia Financial, Inc.* 64,513
4,595 Comerica, Inc. 314,849
4,023 Commerce Bancshares, Inc. 240,414
2,332 Community Financial System, Inc. 136,748
517 Community Trust Bancorp, Inc. 28,926
933 Community West Bancshares 19,444
1,968 ConnectOne Bancorp, Inc. 48,826
2,044 Cullen/Frost Bankers, Inc. 259,118
1,289 Customers Bancorp, Inc.* 84,262
4,697 CVB Financial Corp. 88,820
1,876 Dime Community Bancshares, Inc. 55,961
1,065 Eagle Bancorp, Inc. 21,534
4,246 East West Bancorp, Inc. 451,987
6,152 Eastern Bankshares, Inc. 111,659
1,703 Enterprise Financial Services Corp. 98,740
682 Equity Bancshares, Inc., Class A 27,757
1,329 Farmers National Banc Corp. 19,151
1,860 FB Financial Corp. 103,676
11,076 Fifth Third Bancorp 493,436
1,053 Financial Institutions, Inc. 28,642
6,559 First BanCorp 144,626
814 First Bancorp, Inc. (The) 21,376
2,066 First Bancorp/Southern Pines NC 109,271
2,494 First Busey Corp. 57,736
664 First Business Financial Services, Inc. 34,037
408 First Capital, Inc. 18,686
210 First Citizens BancShares, Inc., Class A 375,724
4,143 First Commonwealth Financial Corp. 70,638
512 First Community Bankshares, Inc. 17,818
3,713 First Financial Bancorp 93,753
4,155 First Financial Bankshares, Inc. 139,816
536 First Financial Corp. 30,252
1,155 First Foundation, Inc.* 6,433
4,829 First Hawaiian, Inc. 119,904
14,896 First Horizon Corp. 336,799
4,307 First Interstate BancSystem, Inc., Class A 137,264
2,654 First Merchants Corp. 100,056
660 First Mid Bancshares, Inc. 25,001
853 Five Star Bancorp 27,467
3,344 Flagstar Financial, Inc. 38,623
2,253 Flushing Financial Corp. 31,114
11,879 FNB Corp. 191,371
7,484 Fulton Financial Corp. 139,427
769 German American Bancorp, Inc. 30,199
4,010 Glacier Bancorp, Inc. 195,167
397 Great Southern Bancorp, Inc. 24,316
16 Greene County Bancorp, Inc. 362
426 Guaranty Bancshares, Inc. 20,767
Shares Value
Common Stocks, continued
Banks, continued
3,146 Hancock Whitney Corp. $ 196,971
1,437 Hanmi Financial Corp. 35,480
1,642 HarborOne Bancorp, Inc. 22,331
45 Hawthorn Bancshares, Inc. 1,397
636 HBT Financial, Inc. 16,027
2,010 Heritage Commerce Corp. 19,959
1,197 Heritage Financial Corp. 28,955
2,750 Hilltop Holdings, Inc. 91,905
62 Hingham Institution For Savings (The)^ 16,354
7,316 Home BancShares, Inc. 207,043
484 HomeTrust Bancshares, Inc. 19,815
5,059 Hope Bancorp, Inc. 54,485
1,071 Horizon Bancorp, Inc. 17,147
23,774 Huntington Bancshares, Inc. 410,577
413 IF Bancorp, Inc. 10,664
2,067 Independent Bank Corp. (Massachusetts) 142,974
855 Independent Bank Corp. (Michigan) 26,484
2,031 International Bancshares Corp. 139,631
36,592 JPMorgan Chase & Co. 11,542,215
2,442 Kearny Financial Corp. 16,044
1,249 Kentucky First Federal Bancorp* 4,771
28,497 KeyCorp 532,609
1,016 Lake Shore Bancorp, Inc. 13,208
788 Lakeland Financial Corp. 50,590
637 Landmark Bancorp, Inc. 17,002
712 LCNB Corp. 10,673
2,203 Live Oak Bancshares, Inc. 77,590
2,465 M&T Bank Corp. 487,133
628 Mechanics Bancorp* 8,359
472 Mercantile Bank Corp. 21,240
684 Metrocity Bankshares, Inc. 18,940
407 Metropolitan Bank Holding Corp. 30,452
556 Mid Penn Bancorp, Inc. 15,924
241 Midland States Bancorp, Inc. 4,131
638 MidWestOne Financial Group, Inc. 18,049
1,928 National Bank Holdings Corp., Class A 74,498
514 National Bankshares, Inc. 15,132
2,168 NBT Bancorp, Inc. 90,536
373 Nicolet Bankshares, Inc. 50,168
279 Northeast Bank 27,945
1,501 Northfield Bancorp, Inc. 17,712
5,982 Northwest Bancshares, Inc. 74,117
511 Norwood Financial Corp. 12,990
2,803 OceanFirst Financial Corp. 49,249
1,712 OFG Bancorp 74,455
440 Ohio Valley Banc Corp. 16,271
13,092 Old National Bancorp 287,369
2,225 Old Second Bancorp, Inc. 38,459
1,531 Origin Bancorp, Inc. 52,850
712 Orrstown Financial Services, Inc. 24,194
600 Park National Corp. 97,518
940 Pathward Financial, Inc. 69,569
1,165 Peapack-Gladstone Financial Corp. 32,154
608 Peoples Bancorp of North Carolina, Inc. 18,641
1,117 Peoples Bancorp, Inc. 33,499
2,563 Pinnacle Financial Partners, Inc. 240,384
3,736 PNC Financial Services Group, Inc. (The) 750,674
2,454 Popular, Inc. 311,683
432 Preferred Bank 39,048

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
707 Primis Financial Corp. $ 7,431
3,378 Prosperity Bancshares, Inc. 224,130
679 Provident Financial Holdings, Inc. 10,694
5,890 Provident Financial Services, Inc. 113,559
606 QCR Holdings, Inc. 45,838
487 RBB Bancorp 9,136
16,778 Regions Financial Corp. 442,436
3,404 Renasant Corp. 125,574
917 Republic Bancorp, Inc., Class A 66,253
420 Riverview Bancorp, Inc. 2,255
1,756 S&T Bancorp, Inc. 66,008
1,366 Seacoast Banking Corp. of Florida 41,567
1,694 ServisFirst Bancshares, Inc. 136,418
1,113 Shore Bancshares, Inc. 18,264
1,028 Sierra Bancorp 29,719
5,361 Simmons First National Corp., Class A 102,770
783 SmartFinancial, Inc. 27,977
100 South Plains Financial, Inc. 3,865
561 Southern Missouri Bancorp, Inc. 29,486
950 Southside Bancshares, Inc. 26,837
3,509 Southstate Bank Corp. 346,935
1,230 Stellar Bancorp, Inc. 37,318
1,764 Sterling Bancorp, Inc. —
1,160 Stock Yards Bancorp, Inc. 81,188
5,016 Synovus Financial Corp. 246,185
1,721 Texas Capital Bancshares, Inc.* 145,476
7,031 TFS Financial Corp. 92,633
490 Tompkins Financial Corp. 32,443
2,786 Towne Bank 96,312
1,020 TriCo Bancshares 45,298
809 Triumph Financial, Inc.* 40,482
19,619 Truist Financial Corp. 896,981
559 TrustCo Bank Corp. 20,292
2,366 Trustmark Corp. 93,694
2,771 UMB Financial Corp. 327,948
4,934 United Bankshares, Inc. 183,594
4,469 United Community Banks, Inc. 140,103
1,190 United Security Bancshares 11,103
42 Unity Bancorp, Inc. 2,053
850 Univest Financial Corp. 25,517
14,460 US Bancorp 698,852
18,723 Valley National Bancorp 198,464
1,827 Veritex Holdings, Inc. 61,259
3,318 WaFd, Inc. 100,502
501 Washington Trust Bancorp, Inc. 14,479
5,553 Webster Financial Corp. 330,070
42,609 Wells Fargo & Co. 3,571,486
4,306 WesBanco, Inc. 137,491
1,062 West BanCorp, Inc. 21,580
1,404 Westamerica BanCorp 70,186
3,240 Western Alliance Bancorp 280,973
1,498 Western New England Bancorp, Inc. 17,991
2,219 Wintrust Financial Corp. 293,884
2,305 WSFS Financial Corp. 124,309
5,146 Zions Bancorp NA 291,161
41,662,905
Beverages (0.9%):
285 Boston Beer Co., Inc. (The), Class A* 60,255
1,890 Brown-Forman Corp., Class A 50,860
Shares Value
Common Stocks, continued
Beverages, continued
5,717 Brown-Forman Corp., Class B $ 154,816
3,822 Celsius Holdings, Inc.* 219,727
42,996 Coca-Cola Co. (The) 2,851,495
2,426 Coca-Cola Consolidated, Inc. 284,230
2,527 Constellation Brands, Inc., Class A 340,311
21,846 Keurig Dr Pepper, Inc. 557,292
838 MGP Ingredients, Inc. 20,271
5,189 Molson Coors Beverage Co., Class B 234,802
9,354 Monster Beverage Corp.* 629,618
2,478 National Beverage Corp.* 91,488
13,569 PepsiCo, Inc. 1,905,630
1,394 Primo Brands Corp. 30,807
1,562 Vita Coco Co., Inc. (The)* 66,338
7,497,940
Biotechnology (1.7%):
15,598 AbbVie, Inc. 3,611,561
4,350 ACADIA Pharmaceuticals, Inc.* 92,829
5,117 ADMA Biologics, Inc.* 75,015
396 Adverum Biotechnologies, Inc.*^ 1,794
3,000 Alector, Inc.* 8,880
4,838 Alkermes plc* 145,140
4,027 Allogene Therapeutics, Inc.* 4,993
690 Alnylam Pharmaceuticals, Inc.* 314,640
4,823 Altimmune, Inc.*^ 18,183
6,556 Amgen, Inc. 1,850,103
955 Anika Therapeutics, Inc.* 8,977
2,832 Arcus Biosciences, Inc.* 38,515
1,693 Beam Therapeutics, Inc.* 41,089
2,049 Biogen, Inc.* 287,024
2,999 BioMarin Pharmaceutical, Inc.* 162,426
2,711 Catalyst Pharmaceuticals, Inc.* 53,407
2,134 CRISPR Therapeutics AG* 138,305
2,822 Day One Biopharmaceuticals, Inc.* 19,895
5,538 Denali Therapeutics, Inc.* 80,412
3,851 Dynavax Technologies Corp.* 38,240
1,370 Editas Medicine, Inc.* 4,754
1,656 Emergent BioSolutions, Inc.* 14,606
585 Enanta Pharmaceuticals, Inc.* 7,002
3,811 Exact Sciences Corp.* 208,500
9,706 Exelixis, Inc.* 400,858
5,379 Fate Therapeutics, Inc.* 6,778
14,012 Gilead Sciences, Inc. 1,555,332
430 GRAIL, Inc.* 25,426
3,991 Halozyme Therapeutics, Inc.* 292,700
449 Ideaya Biosciences, Inc.* 12,217
5,459 Incyte Corp.* 462,978
1,060 Insmed, Inc.* 152,651
3,835 Intellia Therapeutics, Inc.* 66,230
2,011 Kiniksa Pharmaceuticals International plc* 78,087
200 Kodiak Sciences, Inc.* 3,274
505 Krystal Biotech, Inc.* 89,148
1,156 Kura Oncology, Inc.* 10,231
1,449 MacroGenics, Inc.* 2,434
7,460 MannKind Corp.* 40,060
2,956 MiMedx Group, Inc.* 20,633
2,731 Moderna, Inc.* 70,542
2,752 Myriad Genetics, Inc.* 19,897
1,891 Natera, Inc.* 304,394
2,508 Neurocrine Biosciences, Inc.* 352,073

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Biotechnology, continued
24,422 PDL BioPharma, Inc.* $ 10,257
1,321 Prothena Corp PLC* 12,893
903 Regeneron Pharmaceuticals, Inc. 507,730
1,759 REGENXBIO, Inc.* 16,974
3,704 Relay Therapeutics, Inc.* 19,335
2,810 Replimune Group, Inc.* 11,774
2,796 Revolution Medicines, Inc.* 130,573
1,042 Rocket Pharmaceuticals, Inc.* 3,397
23,777 Roivant Sciences, Ltd.* 359,746
2,441 Sarepta Therapeutics, Inc.* 47,038
1,347 United Therapeutics Corp.* 564,676
1,179 Vanda Pharmaceuticals, Inc.* 5,883
2,439 Veracyte, Inc.* 83,731
638 Vericel Corp.* 20,078
1,508 Vertex Pharmaceuticals, Inc.* 590,593
4,355 Vir Biotechnology, Inc.* 24,867
2,359 Viridian Therapeutics, Inc.* 50,907
2,800 Voyager Therapeutics, Inc.* 13,076
3,099 Xencor, Inc.* 36,351
2,020 Zentalis Pharmaceuticals, Inc.* 3,050
13,705,162
Broadline Retail (2.8%):
92,470 Amazon.com, Inc.* 20,303,638
10,705 Coupang, Inc.* 344,701
475 Dillard's, Inc., Class A^ 291,878
8,422 eBay, Inc. 765,981
1,076 Etsy, Inc.* 71,436
13,054 Macy's, Inc. 234,058
1,628 Ollie's Bargain Outlet Holdings, Inc.* 209,035
22,220,727
Building Products (1.0%):
3,282 A O Smith Corp. 240,932
1,578 AAON, Inc. 147,448
1,834 Advanced Drainage Systems, Inc. 254,376
1,489 Allegion plc, ADR* 264,074
1,118 Allegion US plc 198,277
515 American Woodmark Corp.* 34,381
351 Apogee Enterprises, Inc. 15,293
1,423 Armstrong World Industries, Inc. 278,922
668 AZZ, Inc. 72,899
3,854 Builders FirstSource, Inc.* 467,298
1,270 Carlisle Cos., Inc. 417,779
11,399 Carrier Global Corp. 680,520
547 CSW Industrials, Inc. 132,784
1,158 Distribution Solutions Group, Inc.* 34,833
1,588 Fortune Brands Innovations, Inc. 84,783
930 Gibraltar Industries, Inc.* 58,404
1,168 Griffon Corp. 88,943
7,176 Hayward Holdings, Inc.* 108,501
1,209 Insteel Industries, Inc. 46,353
2,896 Janus International Group, Inc.* 28,584
3,895 JELD-WEN Holding, Inc.* 19,125
8,194 Johnson Controls International plc 900,930
591 Lennox International, Inc. 312,852
4,291 Masco Corp. 302,044
5,076 Masterbrand, Inc.* 66,851
3,302 Owens Corning 467,101
1,160 Quanex Building Products Corp. 16,495
Shares Value
Common Stocks, continued
Building Products, continued
5,771 Resideo Technologies, Inc.* $ 249,192
1,014 Simpson Manufacturing Co., Inc. 169,804
1,514 Tecnoglass, Inc. 101,302
2,294 Trane Technologies plc 967,976
1,382 Trex Co., Inc.* 71,408
1,971 UFP Industries, Inc. 184,269
5,205 Zurn Elkay Water Solutions Corp. 244,791
7,729,524
Capital Markets (3.5%):
902 Acadian Asset Management, Inc. 43,440
1,086 Affiliated Managers Group, Inc. 258,935
1,988 Ameriprise Financial, Inc. 976,605
1,573 Ares Management Corp., Class A 251,507
2,215 Artisan Partners Asset Management, Inc., Class A 96,131
734 B Riley Financial, Inc.* 4,386
9,511 Bank of New York Mellon Corp. (The) 1,036,319
12,400 BGC Group, Inc., Class A 117,304
989 Blackrock, Inc. 1,153,045
4,426 Blackstone, Inc. 756,182
9,227 Carlyle Group, Inc. (The) 578,533
1,726 Cboe Global Markets, Inc. 423,301
16,030 Charles Schwab Corp. (The) 1,530,384
2,421 CME Group, Inc. 654,130
1,614 Cohen & Steers, Inc. 105,895
1,708 Coinbase Global, Inc., Class A* 576,433
190 Diamond Hill Investment Group, Inc. 26,602
4,739 DigitalBridge Group, Inc. 55,446
1,257 Donnelley Financial Solutions, Inc.* 64,647
1,042 FactSet Research Systems, Inc. 298,523
3,331 Federated Hermes, Inc. 172,979
10,808 Franklin Resources, Inc. 249,989
4,075 Goldman Sachs Group, Inc. (The) 3,245,126
1,178 Hamilton Lane, Inc., Class A 158,783
211 Hennessy Advisors, Inc. 2,222
1,450 Houlihan Lokey, Inc. 297,714
2,308 Interactive Brokers Group, Inc. 158,813
4,514 Intercontinental Exchange, Inc. 760,519
16,075 Invesco, Ltd. 368,760
5,268 Janus Henderson Group plc 234,479
5,885 Jefferies Financial Group, Inc. 384,997
4,331 KKR & Co., Inc. 562,813
852 Lazard, Inc. 44,969
1,823 LPL Financial Holdings, Inc. 606,494
887 MarketAxess Holdings, Inc. 154,560
1,724 Moelis & Co., Class A 122,956
1,648 Moody's Corp. 785,239
15,995 Morgan Stanley 2,542,565
900 Morningstar, Inc. 208,809
886 MSCI, Inc. 502,725
8,875 Nasdaq, Inc. 784,994
3,240 Northern Trust Corp. 436,104
1,608 Open Lending Corp.* 3,393
365 Oppenheimer Holdings, Inc., Class A 26,977
543 Piper Sandler Cos. 188,416
394 PJT Partners, Inc., Class A 70,026
3,525 Raymond James Financial, Inc. 608,415
12,403 Robinhood Markets, Inc., Class A* 1,775,862
2,106 S&P Global, Inc. 1,025,011
3,686 SEI Investments Co. 312,757

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Capital Markets, continued
660 Silvercrest Asset Management Group, Inc., Class A $ 10,395
4,302 State Street Corp. 499,075
3,068 Stifel Financial Corp. 348,126
2,232 StoneX Group, Inc.* 225,253
4,711 T. Rowe Price Group, Inc. 483,537
1,632 Tradeweb Markets, Inc., Class A 181,119
1,975 Victory Capital Holdings, Inc., Class A 127,901
3,647 Virtu Financial, Inc., Class A 129,468
384 Virtus Investment Partners, Inc. 72,972
425 Westwood Holdings Group, Inc. 7,008
5,349 WisdomTree, Inc. 74,351
27,964,419
Chemicals (1.4%):
1,366 AdvanSix, Inc. 26,473
2,524 Air Products and Chemicals, Inc. 688,345
1,858 Albemarle Corp. 150,647
1,157 American Vanguard Corp. 6,641
1,307 Ashland, Inc. 62,618
2,280 Aspen Aerogels, Inc.* 15,869
2,052 Avient Corp. 67,613
9,849 Axalta Coating Systems, Ltd.* 281,878
976 Balchem Corp. 146,459
1,813 Cabot Corp. 137,879
1,578 Celanese Corp. 66,402
5,818 CF Industries Holdings, Inc. 521,875
1,736 Chemours Co. (The) 27,498
10,308 Corteva, Inc. 697,130
9,723 Dow, Inc. 222,948
6,371 DuPont de Nemours, Inc. 496,301
3,634 Eastman Chemical Co. 229,124
2,495 Ecolab, Inc. 683,281
4,830 Ecovyst, Inc.* 42,311
7,321 Element Solutions, Inc. 184,270
2,252 FMC Corp. 75,735
629 Hawkins, Inc. 114,931
1,167 HB Fuller Co. 69,180
4,875 Huntsman Corp. 43,777
1,105 Ingevity Corp.* 60,985
976 Innospec, Inc. 75,308
4,579 International Flavors & Fragrances, Inc. 281,792
1,037 Intrepid Potash, Inc.* 31,711
783 Koppers Holdings, Inc. 21,924
2,011 Kronos Worldwide, Inc. 11,543
4,356 Linde plc 2,069,100
6,086 LyondellBasell Industries NV, Class A 298,457
2,017 Mativ Holdings, Inc. 22,812
1,189 Minerals Technologies, Inc. 73,861
8,816 Mosaic Co. (The) 305,739
329 NewMarket Corp. 272,481
2,958 Olin Corp. 73,920
5,387 Perimeter Solutions, Inc.* 120,615
4,244 PPG Industries, Inc. 446,087
405 Quaker Chemical Corp. 53,359
3,631 Rayonier Advanced Materials, Inc.* 26,216
3,862 RPM International, Inc. 455,253
1,138 Scotts Miracle-Gro Co. (The) 64,809
1,384 Sensient Technologies Corp. 129,888
2,549 Sherwin-Williams Co. (The) 882,617
744 Stepan Co. 35,489
Shares Value
Common Stocks, continued
Chemicals, continued
5,093 Tronox Holdings plc $ 20,474
1,374 Westlake Corp. 105,880
10,999,505
Commercial Services & Supplies (0.7%):
1,835 ABM Industries, Inc. 84,630
2,927 ACCO Brands Corp. 11,679
1,392 ACV Auctions, Inc., Class A* 13,795
1,452 Brady Corp., Class A 113,300
3,454 BrightView Holdings, Inc.* 46,284
1,061 Brink's Co. (The) 123,988
1,741 Casella Waste Systems, Inc.* 165,186
790 CECO Environmental Corp.* 40,448
718 Cimpress plc* 45,263
3,947 Cintas Corp. 810,161
433 Civeo Corp. 9,959
1,998 Clean Harbors, Inc.* 463,976
7,760 Copart, Inc.* 348,967
1,498 Deluxe Corp. 29,001
1,613 Ennis, Inc. 29,486
2,503 Enviri Corp.* 31,763
2,148 Healthcare Services Group, Inc.* 36,151
1,610 HNI Corp. 75,428
2,041 Interface, Inc. 59,066
1,201 Liquidity Services, Inc.* 32,943
919 Matthews International Corp., Class A 22,313
2,593 MillerKnoll, Inc. 46,000
400 Montrose Environmental Group, Inc.* 10,984
1,150 MSA Safety, Inc. 197,880
1,552 NL Industries, Inc. 9,545
3,623 OPENLANE, Inc.* 104,270
4,712 Pitney Bowes, Inc. 53,764
2,606 Quad/Graphics, Inc. 16,314
2,191 Republic Services, Inc. 502,791
7,269 Rollins, Inc. 426,981
2,563 Steelcase, Inc., Class A 44,084
6,235 Tetra Tech, Inc. 208,124
615 UniFirst Corp. 102,822
3,794 Veralto Corp. 404,478
4,135 Vestis Corp. 18,731
624 VSE Corp. 103,734
4,461 Waste Management, Inc. 985,123
5,829,412
Communications Equipment (0.8%):
752 Applied Optoelectronics, Inc.* 19,499
6,401 Arista Networks, Inc.* 932,690
1,420 Calix, Inc.* 87,145
3,359 Ciena Corp.* 489,306
36,580 Cisco Systems, Inc. 2,502,804
756 Comtech Telecommunications Corp.* 1,950
1,262 Digi International, Inc.* 46,013
1,577 F5, Inc.* 509,671
2,194 Harmonic, Inc.* 22,335
909 KVH Industries, Inc.* 5,090
1,257 Lumentum Holdings, Inc.* 204,526
1,976 Motorola Solutions, Inc. 903,605
1,010 NETGEAR, Inc.* 32,714
2,564 NetScout Systems, Inc.* 66,228
3,679 Ribbon Communications, Inc.* 13,980

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Communications Equipment, continued
2,004 Viasat, Inc.* $ 58,717
7,865 Viavi Solutions, Inc.* 99,807
5,996,080
Construction & Engineering (0.8%):
3,719 AECOM 485,218
10,917 API Group Corp.* 375,217
1,726 Arcosa, Inc. 161,744
455 Argan, Inc. 122,873
125 Cadeler A/S, ADR* 2,581
571 Comfort Systems USA, Inc. 471,178
1,733 Concrete Pumping Holdings, Inc. 12,218
1,213 Construction Partners, Inc., Class A* 154,051
986 Dycom Industries, Inc.* 287,675
954 EMCOR Group, Inc. 619,661
1,676 Everus Construction Group, Inc.* 143,717
5,880 Fluor Corp.* 247,372
1,277 Granite Construction, Inc. 140,023
2,266 Great Lakes Dredge & Dock Corp.* 27,169
770 IES Holdings, Inc.* 306,191
300 Limbach Holdings, Inc.* 29,136
2,285 MasTec, Inc.* 486,271
1,750 Matrix Service Co.* 22,890
6,133 MDU Resources Group, Inc. 109,229
475 MYR Group, Inc.* 98,814
2,101 Orion Group Holdings, Inc.* 17,480
1,692 Primoris Services Corp. 232,362
1,683 Quanta Services, Inc. 697,469
1,033 Sterling Infrastructure, Inc.* 350,889
1,648 Tutor Perini Corp.* 108,092
664 Valmont Industries, Inc. 257,453
6,523 WillScot Holdings Corp. 137,701
6,104,674
Construction Materials (0.3%):
3,861 CRH plc 462,934
1,330 Eagle Materials, Inc. 309,943
1,880 Knife River Corp.* 144,516
948 Martin Marietta Materials, Inc. 597,506
655 United States Lime & Minerals, Inc. 86,165
1,970 Vulcan Materials Co. 606,011
2,207,075
Consumer Finance (0.8%):
8,602 Ally Financial, Inc. 337,198
5,525 American Express Co. 1,835,184
283 Atlanticus Holdings Corp.* 16,578
2,004 Bread Financial Holdings, Inc. 111,763
6,063 Capital One Financial Corp. 1,288,873
1,912 Consumer Portfolio Services, Inc.* 14,436
322 Credit Acceptance Corp.* 150,351
245 Dave, Inc.* 48,841
986 Enova International, Inc.* 113,479
3,948 EZCORP, Inc., Class A* 75,170
1,685 FirstCash Holdings, Inc. 266,938
1,425 Green Dot Corp., Class A* 19,138
5,431 LendingClub Corp.* 82,497
194 LendingTree, Inc.* 12,558
5,097 Navient Corp. 67,026
1,103 Nelnet, Inc., Class A 138,294
Shares Value
Common Stocks, continued
Consumer Finance, continued
750 Old Market Capital Corp.* $ 3,825
4,076 OneMain Holdings, Inc. 230,131
1,683 PRA Group, Inc.* 25,985
1,271 PROG Holdings, Inc. 41,130
568 Regional Management Corp. 22,129
5,562 SLM Corp. 153,956
30,929 SoFi Technologies, Inc.* 817,144
6,590 Synchrony Financial 468,219
237 World Acceptance Corp.* 40,086
6,380,929
Consumer Staples Distribution & Retail (1.9%):
25,487 Albertsons Cos., Inc., Class A 446,277
1,137 Andersons, Inc. (The) 45,264
1,035 Casey's General Stores, Inc. 585,106
1,143 Chefs' Warehouse, Inc. (The)* 66,671
3,834 Costco Wholesale Corp. 3,548,865
4,011 Dollar General Corp. 414,537
6,242 Dollar Tree, Inc.* 589,058
3,290 Grocery Outlet Holding Corp.* 52,804
613 Ingles Markets, Inc., Class A 42,640
20,219 Kroger Co. (The) 1,362,963
6,596 Maplebear, Inc.* 242,469
1,720 Natural Grocers by Vitamin Cottage, Inc. 68,800
4,324 Performance Food Group Co.* 449,869
896 PriceSmart, Inc. 108,586
3,212 Sprouts Farmers Market, Inc.* 349,466
8,752 Sysco Corp. 720,640
8,897 Target Corp. 798,061
2,137 United Natural Foods, Inc.* 80,394
8,249 US Foods Holding Corp.* 632,038
738 Village Super Market, Inc., Class A 27,572
41,719 Walmart, Inc. 4,299,560
857 Weis Markets, Inc. 61,593
14,993,233
Containers & Packaging (0.6%):
70,798 Amcor plc, ADR 579,128
1,917 AptarGroup, Inc. 256,226
14,926 Ardagh Metal Packaging SA 59,555
2,277 Avery Dennison Corp. 369,261
6,941 Ball Corp. 349,965
4,073 Crown Holdings, Inc. 393,411
14,456 Graphic Packaging Holding Co. 282,904
930 Greif, Inc., Class A 55,577
710 Greif, Inc., Class B 43,743
6,807 International Paper Co. 315,845
1,253 Myers Industries, Inc. 21,226
8,022 O-I Glass, Inc.* 104,045
3,111 Packaging Corp. of America 677,980
2,939 Sealed Air Corp. 103,894
3,235 Silgan Holdings, Inc. 139,137
10,188 Smurfit WestRock plc 433,703
2,731 Sonoco Products Co. 117,679
1,718 TriMas Corp. 66,383
4,369,662
Distributors (0.1%):
981 A-Mark Precious Metals, Inc. 25,378
3,971 Genuine Parts Co. 550,381

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Distributors, continued
7,407 LKQ Corp. $ 226,210
956 Pool Corp. 296,427
811 Weyco Group, Inc. 24,403
1,122,799
Diversified Consumer Services (0.3%):
36,362 ADT, Inc. 316,713
1,050 Adtalem Global Education, Inc.* 162,172
541 American Public Education, Inc.* 21,353
1,644 Bright Horizons Family Solutions, Inc.* 178,489
418 Carriage Services, Inc. 18,618
5,672 Chegg, Inc.* 8,565
1,590 Coursera, Inc.* 18,619
5,284 Driven Brands Holdings, Inc.* 85,125
510 Duolingo, Inc.* 164,138
2,016 Frontdoor, Inc.* 135,657
112 Graham Holdings Co., Class B 131,859
959 Grand Canyon Education, Inc.* 210,520
2,303 H&R Block, Inc. 116,463
6,794 Laureate Education, Inc.* 214,283
7,888 Mister Car Wash, Inc.* 42,043
2,352 OneSpaWorld Holdings, Ltd. 49,721
2,522 Perdoceo Education Corp. 94,978
4,259 Service Corp. International 354,434
1,012 Strategic Education, Inc. 87,042
1,470 Stride, Inc.* 218,942
1,696 Universal Technical Institute, Inc.* 55,205
2,684,939
Diversified Telecommunication Services (1.0%):
398 Anterix, Inc.* 8,545
95,354 AT&T, Inc. 2,692,797
461 ATN International, Inc. 6,901
2,167 EchoStar Corp., Class A* 165,472
9,754 Frontier Communications Parent, Inc.* 364,312
2,352 GCI Liberty, Inc.* —
66 GCI Liberty, Inc., Class A* 2,478
810 GCI Liberty, Inc., Class C* 30,189
1,080 IDT Corp., Class B 56,495
3,924 Iridium Communications, Inc. 68,513
7,752 Liberty Global, Ltd., Class A* 88,838
7,480 Liberty Global, Ltd., Class C* 87,890
1,489 Liberty Latin America, Ltd., Class A* 12,344
1,333 Shenandoah Telecommunications Co.* 17,889
3,046 Sunrise Communications AG, ADR* 179,044
85,502 Verizon Communications, Inc. 3,757,813
7,539,520
Electric Utilities (1.3%):
1,925 ALLETE, Inc. 127,820
6,160 Alliant Energy Corp. 415,246
6,267 American Electric Power Co., Inc. 705,037
2,780 Constellation Energy Corp. 914,815
7,035 Duke Energy Corp. 870,581
4,245 Edison International 234,664
4,944 Entergy Corp. 460,731
5,567 Evergy, Inc. 423,203
4,858 Eversource Energy 345,598
12,088 Exelon Corp. 544,081
7,146 FirstEnergy Corp. 327,430
Shares Value
Common Stocks, continued
Electric Utilities, continued
1,272 Genie Energy, Ltd., Class B $ 19,016
1,318 Hawaiian Electric Industries, Inc.* 14,551
1,110 IDACORP, Inc. 146,687
1,002 MGE Energy, Inc. 84,348
17,935 NextEra Energy, Inc. 1,353,913
3,857 NRG Energy, Inc. 624,641
5,041 OGE Energy Corp. 233,247
974 Otter Tail Corp. 79,839
22,454 PG&E Corp. 338,606
3,069 Pinnacle West Capital Corp. 275,167
1,932 Portland General Electric Co. 85,008
8,899 PPL Corp. 330,687
9,929 Southern Co. (The) 940,971
2,496 TXNM Energy, Inc. 141,149
6,763 Xcel Energy, Inc. 545,436
10,582,472
Electrical Equipment (1.0%):
882 Acuity, Inc. 303,752
424 Allient, Inc. 18,974
3,420 AMETEK, Inc. 642,960
1,088 Atkore, Inc. 68,261
3,238 Bloom Energy Corp., Class A* 273,838
2,631 Eaton Corp. plc 984,652
4,723 Emerson Electric Co. 619,563
1,312 EnerSys 148,203
326 FuelCell Energy, Inc.* 2,543
1,473 GE Vernova, Inc. 905,748
1,272 Generac Holdings, Inc.* 212,933
1,142 Hubbell, Inc. 491,414
1,831 LSI Industries, Inc. 43,230
3,753 NEXTracker, Inc., Class A* 277,684
4,320 nVent Electric plc 426,125
14,602 Plug Power, Inc.*^ 34,023
497 Powell Industries, Inc. 151,491
400 Preformed Line Products Co. 78,460
1,493 Regal Rexnord Corp. 214,156
1,658 Rockwell Automation, Inc. 579,521
2,405 Sensata Technologies Holding plc 73,473
3,376 Shoals Technologies Group, Inc., Class A* 25,016
3,407 Sunrun, Inc.* 58,907
1,298 Thermon Group Holdings, Inc.* 34,682
5,241 Vertiv Holdings Co., Class A 790,657
1,148 Vicor Corp.* 57,078
7,517,344
Electronic Equipment, Instruments & Components (1.4%):
1,108 Advanced Energy Industries, Inc. 188,515
10,923 Amphenol Corp., Class A 1,351,721
1,518 Arrow Electronics, Inc.* 183,678
2,768 Avnet, Inc. 144,711
592 Badger Meter, Inc. 105,719
550 Bel Fuse, Inc., Class B 77,561
1,156 Belden, Inc. 139,032
1,054 Benchmark Electronics, Inc. 40,632
2,087 CDW Corp. 332,417
200 Climb Global Solutions, Inc. 26,968
1,563 Cognex Corp. 70,804
4,114 Coherent Corp.* 443,160
13,061 Corning, Inc. 1,071,394

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,712 Crane NXT Co. $ 114,824
1,231 CTS Corp. 49,166
2,838 Daktronics, Inc.* 59,371
1,053 ePlus, Inc. 74,774
1,074 Fabrinet* 391,602
10,436 Flex, Ltd.* 604,975
640 Frequency Electronics, Inc.*^ 21,702
430 Insight Enterprises, Inc.* 48,766
1,251 IPG Photonics Corp.* 99,067
1,409 Itron, Inc.* 175,505
3,222 Jabil, Inc. 699,722
2,719 Keysight Technologies, Inc.* 475,607
1,603 Kimball Electronics, Inc.* 47,866
3,669 Knowles Corp.* 85,524
415 Littelfuse, Inc. 107,489
1,471 Methode Electronics, Inc. 11,106
8,186 Mirion Technologies, Inc.* 190,406
1,008 Napco Security Technologies, Inc. 43,294
373 Novanta, Inc.* 37,356
594 OSI Systems, Inc.* 148,049
770 PAR Technology Corp.* 30,477
1,121 PC Connection, Inc. 69,491
785 Plexus Corp.* 113,582
581 Rogers Corp.* 46,747
1,738 Sanmina Corp.* 200,061
738 ScanSource, Inc.* 32,465
2,371 TD SYNNEX Corp. 388,251
4,485 TE Connectivity plc 984,592
770 Teledyne Technologies, Inc.* 451,251
4,918 Trimble, Inc.* 401,555
4,437 TTM Technologies, Inc.* 255,571
3,058 Vishay Intertechnology, Inc. 46,787
6,734 Vontier Corp. 282,626
1,390 Zebra Technologies Corp.* 413,052
11,378,991
Energy Equipment & Services (0.6%):
5,227 Archrock, Inc. 137,522
3,346 Atlas Energy Solutions, Inc.^ 38,044
17,067 Baker Hughes Co. 831,504
519 Bristow Group, Inc.* 18,726
1,828 Cactus, Inc., Class A 72,151
1,337 Core Laboratories, Inc. 16,525
562 DMC Global, Inc.* 4,749
1,095 Expro Group Holdings NV* 13,009
1,078 Expro Group Holdings NV, ADR* 12,807
306 Forum Energy Technologies, Inc.* 8,173
760 Geospace Technologies Corp.*^ 14,410
1,086 Gulf Island Fabrication, Inc.* 7,624
21,000 Halliburton Co. 516,600
5,456 Helix Energy Solutions Group, Inc.* 35,791
3,758 Helmerich & Payne, Inc. 83,014
1,028 Innovex International, Inc.* 19,059
3,291 Kodiak Gas Services, Inc. 121,668
7,097 Liberty Energy, Inc. 87,577
1,436 Mammoth Energy Services, Inc.* 3,288
935 Natural Gas Services Group, Inc. 26,171
2,249 Noble Corp PLC 63,602
6,806 NOV, Inc. 90,179
4,799 NPK International, Inc.* 54,277
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
4,015 Oceaneering International, Inc.* $ 99,492
3,066 Oil States International, Inc.* 18,580
3,281 ProPetro Holding Corp.* 17,192
3,679 RPC, Inc. 17,512
37,187 Schlumberger NV 1,278,117
493 SEACOR Marine Holdings, Inc.* 3,200
1,954 Seadrill, Ltd.* 59,030
3,974 Select Water Solutions, Inc. 42,482
15,197 TechnipFMC plc 599,522
4,086 TETRA Technologies, Inc.* 23,495
2,580 Tidewater, Inc.* 137,591
21,064 Transocean, Ltd.* 65,720
1,518 Valaris, Ltd.* 74,033
2,965 Weatherford International plc 202,895
4,915,331
Entertainment (1.6%):
247 Atlanta Braves Holdings, Inc.*^ 11,231
1,311 Atlanta Braves Holdings, Inc., ADR* 54,524
5,104 Cinemark Holdings, Inc. 143,014
3,641 Electronic Arts, Inc. 734,390
2,645 IMAX Corp.* 86,624
619 Liberty Media Corp.-Liberty Formula One, Class A* 58,941
2,832 Liberty Media Corp.-Liberty Formula One, Class C* 295,802
1,139 Liberty Media Corp.-Liberty Live, Class A* 107,408
2,653 Liberty Media Corp.-Liberty Live, Class C* 257,261
6,794 Lionsgate Studios Corp.* 46,879
3,277 Live Nation Entertainment, Inc.* 535,462
894 Madison Square Garden Entertainment Corp.* 40,445
595 Madison Square Garden Sports Corp.* 135,065
1,459 Marcus Corp. (The) 22,629
4,103 Netflix, Inc.* 4,919,169
4,024 ROBLOX Corp., Class A* 557,404
3,328 Roku, Inc.* 333,233
894 Sphere Entertainment Co.*^ 55,535
950 Spotify Technology SA* 663,100
1,452 Take-Two Interactive Software, Inc.* 375,139
987 TKO Group Holdings, Inc. 199,335
16,737 Walt Disney Co. (The) 1,916,386
38,783 Warner Bros Discovery, Inc.* 757,432
3,625 Warner Music Group Corp., Class A 123,467
12,429,875
Financial Services (3.6%):
3,675 Affirm Holdings, Inc.* 268,569
3,139 Apollo Global Management, Inc. 418,335
3,595 AvidXchange Holdings, Inc.* 35,770
17,194 Berkshire Hathaway, Inc., Class B* 8,644,112
7,015 Block, Inc.* 506,974
2,687 Cantaloupe, Inc.* 28,402
687 Cass Information Systems, Inc. 27,020
22,159 Corebridge Financial, Inc. 710,196
2,817 Enact Holdings, Inc. 108,004
6,543 Equitable Holdings, Inc. 332,254
3,314 Essent Group, Ltd. 210,638
1,694 Euronet Worldwide, Inc.* 148,750
1,053 EVERTEC, Inc. 35,570
403 Federal Agricultural Mortgage Corp., Class C 67,696
9,249 Fidelity National Information Services, Inc. 609,879
5,587 Fiserv, Inc.* 720,332

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Financial Services, continued
2,700 Flywire Corp.* $ 36,558
4,256 Global Payments, Inc. 353,588
1,320 International Money Express, Inc.* 18,440
2,069 Jack Henry & Associates, Inc. 308,136
2,853 Jackson Financial, Inc., Class A 288,809
11,557 Marqeta, Inc., Class A* 61,021
9,189 Mastercard, Inc., Class A 5,226,795
1,982 Merchants Bancorp 63,028
8,579 MGIC Investment Corp. 243,386
1,888 Mr. Cooper Group, Inc. 397,972
3,221 NCR Atleos Corp.* 126,617
3,107 NMI Holdings, Inc.* 119,122
465 Onity Group, Inc.* 18,581
1,242 Paymentus Holdings, Inc., Class A* 38,005
8,549 Payoneer Global, Inc.* 51,721
14,238 PayPal Holdings, Inc.* 954,800
1,468 Paysafe, Ltd.* 18,967
1,903 PennyMac Financial Services, Inc. 235,744
4,334 Radian Group, Inc. 156,977
4,683 Remitly Global, Inc.* 76,333
3,168 Repay Holdings Corp.* 16,569
1,219 Rocket Cos., Inc., Class A^ 23,624
1,250 Shift4 Payments, Inc., Class A* 96,750
3,907 Toast, Inc., Class A* 142,645
1,200 Velocity Financial, Inc.* 21,768
17,230 Visa, Inc., Class A 5,881,977
2,716 Voya Financial, Inc. 203,157
859 Walker & Dunlop, Inc. 71,830
728 Waterstone Financial, Inc. 11,357
13,449 Western Union Co. (The) 107,457
1,064 WEX, Inc.* 167,612
28,411,847
Food Products (0.9%):
6,678 Archer-Daniels-Midland Co. 398,944
2,035 B&G Foods, Inc.^ 9,015
3,050 Bunge Global SA 247,813
270 Calavo Growers, Inc. 6,950
1,916 Cal-Maine Foods, Inc. 180,296
8,996 Campbell's Company (The)^ 284,094
12,280 Conagra Brands, Inc. 224,847
2,669 Darling Ingredients, Inc.* 82,392
3,515 Dole PLC 47,242
1,004 Farmer Bros. Co.* 1,717
4,611 Flowers Foods, Inc. 60,174
2,403 Fresh Del Monte Produce, Inc. 83,432
585 Freshpet, Inc.* 32,239
12,544 General Mills, Inc. 632,468
2,250 Hain Celestial Group, Inc. (The)* 3,555
3,167 Hershey Co. (The) 592,387
13,248 Hormel Foods Corp. 327,756
2,339 Ingredion, Inc. 285,615
518 J & J Snack Foods Corp. 49,775
3,325 JM Smucker Co. (The) 361,095
300 John B Sanfilippo & Son, Inc. 19,284
18,887 Kraft Heinz Co. (The) 491,817
5,580 Lamb Weston Holdings, Inc. 324,086
916 Marzetti Company (The) 158,276
4,436 McCormick & Co., Inc. 296,813
778 McCormick & Co., Inc. (Maryland) 51,908
Shares Value
Common Stocks, continued
Food Products, continued
3,145 Mission Produce, Inc.* $ 37,803
10,662 Mondelez International, Inc., Class A 666,055
4,602 Pilgrim's Pride Corp. 187,393
1,982 Post Holdings, Inc.* 213,025
29 Seaboard Corp. 105,763
266 Seneca Foods Corp., Class A* 28,712
3,683 Simply Good Foods Co. (The)* 91,412
1,137 Tootsie Roll Industries, Inc. 47,663
1,335 TreeHouse Foods, Inc.* 26,980
4,785 Tyson Foods, Inc., Class A 259,825
1,200 Utz Brands, Inc. 14,580
1,400 Vital Farms, Inc.* 57,610
6,990,811
Gas Utilities (0.2%):
1,866 Atmos Energy Corp. 318,619
785 Chesapeake Utilities Corp. 105,732
2,460 National Fuel Gas Co. 227,230
3,823 New Jersey Resources Corp. 184,077
1,716 Northwest Natural Holding Co. 77,100
1,836 ONE Gas, Inc. 148,606
232 RGC Resources, Inc. 5,206
1,749 Southwest Gas Holdings, Inc. 137,017
1,603 Spire, Inc. 130,677
5,679 UGI Corp. 188,883
1,523,147
Ground Transportation (1.0%):
627 ArcBest Corp. 43,808
838 Covenant Logistics Group, Inc. 18,151
39,810 CSX Corp. 1,413,653
1,925 Heartland Express, Inc. 16,131
14,347 Hertz Global Holdings, Inc.*^ 97,560
3,565 JB Hunt Transport Services, Inc. 478,316
5,291 Knight-Swift Transportation Holdings, Inc. 209,047
357 Landstar System, Inc. 43,754
3,042 Marten Transport, Ltd. 32,428
3,912 Norfolk Southern Corp. 1,175,204
2,886 Old Dominion Freight Line, Inc. 406,291
1,600 PAMT Corp.* 18,240
4,704 RXO, Inc.* 72,348
1,902 Ryder System, Inc. 358,793
378 Saia, Inc.* 113,158
3,510 Schneider National, Inc., Class B 74,272
12,280 Uber Technologies, Inc.* 1,203,072
870 U-Haul Holding Co., Class A* 49,651
5,779 U-Haul Holding Co., Class B 294,151
6,603 Union Pacific Corp. 1,560,751
1,564 Universal Logistics Holdings, Inc.^ 36,660
2,380 Werner Enterprises, Inc. 62,642
2,834 XPO, Inc.* 366,351
8,144,432
Health Care Equipment & Supplies (1.7%):
16,165 Abbott Laboratories 2,165,140
2,269 Accuray, Inc.* 3,789
1,146 Align Technology, Inc.* 143,502
912 AngioDynamics, Inc.* 10,187
1,619 Artivion, Inc.* 68,548
1,507 AtriCure, Inc.* 53,122

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,629 Avanos Medical, Inc.* $ 18,831
7,103 Baxter International, Inc. 161,735
4,003 Becton Dickinson & Co. 749,242
10,001 Boston Scientific Corp.* 976,398
1,408 CONMED Corp. 66,218
4,358 Cooper Cos., Inc. (The)* 298,785
4,674 DENTSPLY SIRONA, Inc. 59,313
4,104 Dexcom, Inc.* 276,158
4,976 Edwards Lifesciences Corp.* 386,984
994 Embecta Corp. 14,025
1,499 Enovis Corp.* 45,480
5,573 Envista Holdings Corp.* 113,522
6,572 GE HealthCare Technologies, Inc. 493,557
2,168 Globus Medical, Inc.* 124,161
1,277 Haemonetics Corp.* 62,241
5,374 Hologic, Inc.* 362,691
612 ICU Medical, Inc.* 73,416
972 IDEXX Laboratories, Inc.* 621,001
433 Inogen, Inc.* 3,538
430 Inspire Medical Systems, Inc.* 31,906
1,408 Insulet Corp.* 434,692
979 Integer Holdings Corp.* 101,160
2,383 Integra LifeSciences Holdings Corp.* 34,148
1,928 Intuitive Surgical, Inc.* 862,259
400 iRadimed Corp. 28,464
1,570 Lantheus Holdings, Inc.* 80,525
619 LeMaitre Vascular, Inc. 54,169
725 LENSAR, Inc.* 8,954
983 LivaNova plc* 51,490
993 Masimo Corp.* 146,517
12,234 Medtronic plc 1,165,166
1,792 Merit Medical Systems, Inc.* 149,148
6,551 Neogen Corp.* 37,406
442 OmniAb, Inc. - Vesting 12.5*(a) —
442 OmniAb, Inc. - Vesting 15*(a) —
1,974 Omnicell, Inc.* 60,108
2,205 OraSure Technologies, Inc.* 7,078
825 Orthofix Medical, Inc.* 12,078
1,309 OrthoPediatrics Corp.* 24,256
656 Penumbra, Inc.* 166,178
1,798 QuidelOrtho Corp.* 52,951
1,711 ResMed, Inc. 468,352
1,569 STAAR Surgical Co.* 42,159
1,704 STERIS plc 421,638
2,275 Stryker Corp. 840,999
749 Teleflex, Inc. 91,648
193 UFP Technologies, Inc.* 38,523
227 Utah Medical Products, Inc. 14,294
1,100 Varex Imaging Corp.* 13,640
3,451 Zimmer Biomet Holdings, Inc. 339,924
217 Zimvie, Inc.* 4,110
13,135,524
Health Care Providers & Services (1.8%):
2,574 Acadia Healthcare Co., Inc.* 63,732
5,283 AdaptHealth Corp.* 47,283
643 Addus HomeCare Corp.* 75,868
730 AMN Healthcare Services, Inc.* 14,133
1,845 Astrana Health, Inc.* 52,306
9,264 Brookdale Senior Living, Inc.* 78,466
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
2,931 Cardinal Health, Inc. $ 460,050
431 Castle Biosciences, Inc.* 9,814
2,902 Cencora, Inc. 906,962
7,987 Centene Corp.* 284,976
369 Chemed Corp. 165,216
3,164 Cigna Group (The) 912,023
5,028 Community Health Systems, Inc.* 16,140
4,538 Concentra Group Holdings Parent, Inc. 94,980
1,449 CorVel Corp.* 112,182
1,732 Cross Country Healthcare, Inc.* 24,594
12,237 CVS Health Corp. 922,547
1,629 DaVita, Inc.* 216,445
2,819 Elevance Health, Inc. 910,875
3,723 Encompass Health Corp. 472,895
1,271 Enhabit, Inc.* 10,181
1,695 Ensign Group, Inc. (The) 292,845
790 Fulgent Genetics, Inc.* 17,854
1,558 HCA Healthcare, Inc. 664,020
2,271 HealthEquity, Inc.* 215,223
3,879 Henry Schein, Inc.* 257,449
1,734 Humana, Inc. 451,135
1,529 InfuSystem Holdings, Inc.* 15,840
1,601 Labcorp Holdings, Inc. 459,583
1,108 McKesson Corp. 855,974
1,675 Molina Healthcare, Inc.* 320,528
575 National HealthCare Corp. 69,868
819 National Research Corp. 10,467
2,819 NeoGenomics, Inc.* 21,763
10,235 OPKO Health, Inc.* 15,864
5,126 Option Care Health, Inc.* 142,298
2,580 Owens & Minor, Inc.* 12,384
5,162 Pediatrix Medical Group, Inc.* 86,464
792 Pennant Group, Inc. (The)* 19,974
2,038 Premier, Inc., Class A 56,656
3,140 Privia Health Group, Inc.* 78,186
2,024 Progyny, Inc.* 43,557
2,702 Quest Diagnostics, Inc. 514,947
2,093 RadNet, Inc.* 159,508
5,624 Select Medical Holdings Corp. 72,212
1,128 Solventum Corp.* 82,344
3,605 Surgery Partners, Inc.* 78,012
3,325 Tenet Healthcare Corp.* 675,108
7,136 UnitedHealth Group, Inc. 2,464,061
1,954 Universal Health Services, Inc., Class B 399,476
542 US Physical Therapy, Inc. 46,043
14,451,311
Health Care Technology (0.1%):
447 American Well Corp., Class A* 2,749
5,067 Certara, Inc.* 61,919
3,003 Definitive Healthcare Corp.* 12,192
2,865 Doximity, Inc., Class A* 209,575
3,122 Evolent Health, Inc., Class A* 26,412
3,097 GoodRx Holdings, Inc., Class A* 13,100
1,056 Health Catalyst, Inc.* 3,009
1,357 HealthStream, Inc. 38,322
1,588 Phreesia, Inc.* 37,350
859 Schrodinger, Inc.* 17,231
394 Simulations Plus, Inc.* 5,937
5,449 Teladoc Health, Inc.* 42,121

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Technology, continued
339 TruBridge, Inc.* $ 6,838
1,581 Veeva Systems, Inc., Class A* 470,996
947,751
Hotels, Restaurants & Leisure (1.9%):
2,813 Airbnb, Inc., Class A* 341,554
7,862 Aramark 301,901
6 Biglari Holdings, Inc., Class A* 9,270
67 Biglari Holdings, Inc., Class B*^ 21,685
1,126 BJ's Restaurants, Inc.* 34,377
4,525 Bloomin' Brands, Inc. 32,444
284 Booking Holdings, Inc. 1,533,393
1,059 Boyd Gaming Corp. 91,551
1,261 Brinker International, Inc.* 159,743
3,815 Caesars Entertainment, Inc.* 103,100
17,671 Carnival Corp.* 510,869
2,182 Cheesecake Factory, Inc. (The) 119,224
12,672 Chipotle Mexican Grill, Inc.* 496,616
1,340 Choice Hotels International, Inc.^ 143,259
1,209 Churchill Downs, Inc. 117,285
718 Cracker Barrel Old Country Store, Inc.^ 31,635
1,966 Darden Restaurants, Inc. 374,248
1,810 Dave & Buster's Entertainment, Inc.* 32,870
1,239 Denny's Corp.* 6,480
362 Dine Brands Global, Inc. 8,949
819 Domino's Pizza, Inc. 353,570
1,905 DoorDash, Inc., Class A* 518,141
5,185 DraftKings, Inc.* 193,919
2,413 Dutch Bros, Inc., Class A* 126,296
1,288 El Pollo Loco Holdings, Inc.* 12,494
1,889 Expedia Group, Inc. 403,774
2,093 First Watch Restaurant Group, Inc.* 32,734
315 Flutter Entertainment plc* 80,010
4,503 Global Business Travel Group I* 36,384
2,695 Hilton Grand Vacations, Inc.* 112,678
2,760 Hilton Worldwide Holdings, Inc. 716,054
789 Hyatt Hotels Corp., Class A 111,983
6,834 Krispy Kreme, Inc. 26,448
8,614 Las Vegas Sands Corp. 463,347
7,924 Life Time Group Holdings, Inc.* 218,702
1,893 Light & Wonder, Inc.* 158,898
2,074 Marriott International, Inc., Class A 540,153
1,169 Marriott Vacations Worldwide Corp. 77,809
6,264 McDonald's Corp. 1,903,567
1,328 MGM Resorts International* 46,028
341 Nathan's Famous, Inc. 37,762
16,062 Norwegian Cruise Line Holdings, Ltd.* 395,607
4,460 Penn Entertainment, Inc.* 85,900
2,327 Planet Fitness, Inc., Class A* 241,543
763 Potbelly Corp.* 13,001
1,003 Pursuit Attractions and Hospitality, Inc.* 36,288
3,022 Royal Caribbean Cruises, Ltd. 977,859
693 Seaport Entertainment Group, Inc.* 15,884
778 Shake Shack, Inc., Class A* 72,829
10,080 Starbucks Corp. 852,768
4,289 Sweetgreen, Inc., Class A* 34,226
2,026 Texas Roadhouse, Inc. 336,620
2,060 Travel + Leisure Co. 122,549
819 United Parks & Resorts, Inc.* 42,342
894 Vail Resorts, Inc. 133,716
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
7,813 Wendy's Co. (The) $ 71,567
173 Wingstop, Inc. 43,541
2,059 Wyndham Hotels & Resorts, Inc. 164,514
2,432 Wynn Resorts, Ltd. 311,953
3,330 Yum! Brands, Inc. 506,160
15,100,071
Household Durables (0.8%):
906 Beazer Homes USA, Inc.* 22,242
283 Cavco Industries, Inc.* 164,347
1,260 Century Communities, Inc. 79,846
1,262 Champion Homes, Inc.* 96,379
4,938 D.R. Horton, Inc. 836,843
1,479 Dream Finders Homes, Inc., Class A* 38,336
1,530 Ethan Allen Interiors, Inc. 45,074
431 Flexsteel Industries, Inc. 19,977
2,847 Garmin, Ltd. 700,988
2,761 GoPro, Inc., Class A* 5,853
1,329 Green Brick Partners, Inc.* 98,160
996 Helen of Troy, Ltd.* 25,099
500 Hooker Furnishings Corp. 5,075
145 Hovnanian Enterprises, Inc., Class A* 18,631
779 Installed Building Products, Inc. 192,148
971 KB Home 61,794
2,050 La-Z-Boy, Inc. 70,356
900 Legacy Housing Corp.* 24,759
4,316 Leggett & Platt, Inc. 38,326
3,119 Lennar Corp., Class A 393,119
119 Lennar Corp., Class B 14,279
663 LGI Homes, Inc.* 34,284
1,017 Lifetime Brands, Inc.^ 3,936
233 M/I Homes, Inc.* 33,655
374 Meritage Homes Corp. 27,089
1,935 Mohawk Industries, Inc.* 249,460
11,047 Newell Brands, Inc. 57,886
87 NVR, Inc.* 699,015
3,574 PulteGroup, Inc. 472,233
4,727 SharkNinja, Inc.* 487,590
4,489 Somnigroup International, Inc. 378,557
3,435 Taylor Morrison Home Corp.* 226,744
3,135 Toll Brothers, Inc. 433,069
977 TopBuild Corp.* 381,870
1,146 TRI Pointe Homes, Inc.* 38,930
320 Universal Electronics, Inc.* 1,491
1,846 Whirlpool Corp. 145,096
1,232 Worthington Enterprises, Inc. 68,364
6,690,900
Household Products (0.8%):
4,192 BJ's Wholesale Club Holdings, Inc.* 390,904
2,328 Central Garden & Pet Co., Class A* 68,746
3,717 Church & Dwight Co., Inc. 325,721
1,953 Clorox Co. (The) 240,805
9,263 Colgate-Palmolive Co. 740,484
2,927 Energizer Holdings, Inc. 72,853
5,064 Kimberly-Clark Corp. 629,658
666 Oil-Dri Corp. of America 40,653
23,055 Procter & Gamble Co. (The) 3,542,401
3,003 Reynolds Consumer Products, Inc. 73,483
1,363 Spectrum Brands Holdings, Inc. 71,598

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Household Products, continued
441 WD-40 Co. $ 87,141
6,284,447
Independent Power and Renewable Electricity Producers
(0.2%):
6,117 AES Corp. (The) 80,500
1,323 Clearway Energy, Inc., Class A 35,628
2,426 Clearway Energy, Inc., Class C 68,535
2,097 Ormat Technologies, Inc. 201,836
6,658 Vistra Corp. 1,304,435
1,690,934
Industrial Conglomerates (0.6%):
7,895 3M Co. 1,225,146
6,591 General Electric Co. 1,982,705
6,327 Honeywell International, Inc. 1,331,833
4,539,684
Insurance (3.1%):
7,215 Aflac, Inc. 805,915
4,454 Allstate Corp. (The) 956,051
1,900 American Coastal Insurance Corp. 21,641
2,691 American Financial Group, Inc. 392,133
8,726 American International Group, Inc. 685,340
745 AMERISAFE, Inc. 32,661
2,155 Aon plc, Class A 768,430
6,109 Arch Capital Group, Ltd. 554,270
1,824 Arthur J. Gallagher & Co. 564,966
1,630 Assurant, Inc. 353,058
1,849 Assured Guaranty, Ltd. 156,518
3,149 Axis Capital Holdings, Ltd. 301,674
1,546 Baldwin Insurance Group, Inc. (The)* 43,613
2,229 Brighthouse Financial, Inc.* 118,315
5,438 Brown & Brown, Inc. 510,030
3,473 Chubb, Ltd. 980,254
2,810 Cincinnati Financial Corp. 444,261
2,176 Citizens, Inc.*^ 11,424
2,783 CNO Financial Group, Inc. 110,068
895 Crawford & Co., Class A 9,577
2,354 Crawford & Co., Class B 23,022
1,631 Donegal Group, Inc., Class A 31,625
800 eHealth, Inc.* 3,448
1,144 Employers Holdings, Inc. 48,597
477 Erie Indemnity Co., Class A 151,762
851 Everest Group, Ltd. 298,046
1,631 F&G Annuities & Life, Inc. 51,001
1,285 Fidelis Insurance Holdings, Ltd. 23,323
8,418 Fidelity National Financial, Inc. 509,205
3,923 First American Financial Corp. 252,014
12,514 Genworth Financial, Inc.* 111,375
2,757 Globe Life, Inc. 394,168
318 Goosehead Insurance, Inc., Class A 23,666
2,383 Greenlight Capital Re, Ltd., Class A* 30,264
1,122 Hanover Insurance Group, Inc. (The) 203,789
7,403 Hartford Insurance Group, Inc. (The) 987,486
397 HCI Group, Inc. 76,196
387 Heritage Insurance Holdings, Inc.* 9,745
802 Hippo Holdings, Inc.* 29,000
1,991 Horace Mann Educators Corp. 89,933
153 Investors Title Co. 40,978
Shares Value
Common Stocks, continued
Insurance, continued
1,185 James River Group Holdings, Ltd. $ 6,577
2,388 Kemper Corp. 123,101
277 Kestrel Group, Ltd.* 7,565
585 Kinsale Capital Group, Inc. 248,777
6,606 Lincoln National Corp. 266,420
4,808 Loews Corp. 482,675
234 Markel Group, Inc.* 447,258
4,975 Marsh & McLennan Cos., Inc. 1,002,612
2,244 Mercury General Corp. 190,246
17,064 MetLife, Inc. 1,405,562
8,335 Old Republic International Corp. 353,987
2,416 Oscar Health, Inc., Class A* 45,735
906 Palomar Holdings, Inc.* 105,776
1,275 Primerica, Inc. 353,927
6,988 Principal Financial Group, Inc. 579,375
3,052 ProAssurance Corp.* 73,217
6,184 Progressive Corp. (The) 1,527,139
5,585 Prudential Financial, Inc. 579,388
1,594 Reinsurance Group of America, Inc. 306,255
1,459 RenaissanceRe Holdings, Ltd. 370,484
2,751 RLI Corp. 179,420
825 Safety Insurance Group, Inc. 58,319
2,202 Selective Insurance Group, Inc. 178,516
11,528 Selectquote, Inc.* 22,595
5,145 SiriusPoint, Ltd.* 93,073
1,533 Skyward Specialty Insurance Group, Inc.* 72,909
876 Stewart Information Services Corp. 64,228
1,767 Tiptree, Inc. 33,873
6,501 Travelers Cos., Inc. (The) 1,815,209
1,346 Trupanion, Inc.* 58,255
728 United Fire Group, Inc. 22,146
1,869 Universal Insurance Holdings, Inc. 49,155
4,497 Unum Group 349,777
6,035 W R Berkley Corp. 462,402
98 White Mountains Insurance Group, Ltd. 163,809
2,473 Willis Towers Watson plc 854,298
24,162,902
Interactive Media & Services (5.4%):
54,629 Alphabet, Inc., Class A 13,280,310
46,204 Alphabet, Inc., Class C 11,252,984
1,991 Bumble, Inc., Class A* 12,125
2,229 Cargurus, Inc.* 82,986
1,955 Cars.com, Inc.* 23,890
2,881 DHI Group, Inc.* 8,009
6,891 Match Group, Inc. 243,390
23,133 Meta Platforms, Inc., Class A 16,988,413
7,936 Pinterest, Inc., Class A* 255,301
1,563 QuinStreet, Inc.* 24,180
764 Shutterstock, Inc. 15,929
11,369 Snap, Inc., Class A* 87,655
1,344 Travelzoo* 13,212
2,345 TripAdvisor, Inc.* 38,130
2,857 TrueCar, Inc.* 5,257
4,440 Vimeo, Inc.* 34,410
1,315 Yelp, Inc.* 41,028
664 Zedge, Inc., Class B* 1,932
830 Ziff Davis, Inc.* 31,623

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
7,176 ZoomInfo Technologies, Inc.* $ 78,290
42,519,054
IT Services (1.1%):
6,511 Accenture plc, Class A 1,605,613
4,279 Akamai Technologies, Inc.* 324,177
3,327 Amdocs, Ltd. 272,980
726 ASGN, Inc.* 34,376
1,701 Cloudflare, Inc., Class A* 365,018
8,684 Cognizant Technology Solutions Corp., Class A 582,436
2,715 DigitalOcean Holdings, Inc.* 92,744
6,069 DXC Technology Co.* 82,720
943 EPAM Systems, Inc.* 142,195
4,318 Fastly, Inc., Class A* 36,919
932 Gartner, Inc.* 244,995
452 Globant SA* 25,936
2,317 GoDaddy, Inc., Class A* 317,035
2,548 Grid Dynamics Holdings, Inc.* 19,645
1,357 Hackett Group, Inc. (The) 25,796
10,200 International Business Machines Corp. 2,878,032
8,303 Kyndryl Holdings, Inc.* 249,339
565 MongoDB, Inc.* 175,365
4,264 Okta, Inc.* 391,009
1,093 Snowflake, Inc.* 246,526
3,951 Twilio, Inc., Class A* 395,456
2,221 Unisys Corp.* 8,662
1,139 VeriSign, Inc. 318,430
8,835,404
Leisure Products (0.1%):
2,293 Acushnet Holdings Corp. 179,978
895 American Outdoor Brands, Inc.* 7,769
1,271 Brunswick Corp. 80,378
2,100 Clarus Corp. 7,350
658 Escalade, Inc. 8,271
1,267 Funko, Inc., Class A* 4,358
3,095 Hasbro, Inc. 234,756
303 Johnson Outdoors, Inc., Class A 12,238
931 Malibu Boats, Inc., Class A* 30,211
662 Marine Products Corp. 5,872
451 MasterCraft Boat Holdings, Inc.* 9,678
11,277 Mattel, Inc.* 189,792
1,038 Polaris, Inc. 60,339
1,410 Smith & Wesson Brands, Inc. 13,860
593 Sturm Ruger & Co., Inc. 25,778
4,498 Topgolf Callaway Brands Corp.* 42,731
2,016 YETI Holdings, Inc.* 66,891
980,250
Life Sciences Tools & Services (0.7%):
237 10X Genomics, Inc., Class A* 2,771
6,251 Adaptive Biotechnologies Corp.* 93,515
4,073 Agilent Technologies, Inc. 522,770
12,039 Avantor, Inc.* 150,247
1,287 Azenta, Inc.* 36,963
1,634 BioLife Solutions, Inc.* 41,683
585 Bio-Rad Laboratories, Inc., Class A* 164,028
1,373 Bio-Techne Corp. 76,380
1,904 Bruker Corp. 61,861
882 Charles River Laboratories International, Inc.* 137,998
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
2,030 CryoPort, Inc.* $ 19,244
4,742 Danaher Corp. 940,149
2,171 Fortrea Holdings, Inc.* 18,280
1,684 Illumina, Inc.* 159,929
3,999 IQVIA Holdings, Inc.* 759,570
4,035 Maravai LifeSciences Holdings, Inc., Class A* 11,580
521 Medpace Holdings, Inc.* 267,877
125 Mesa Laboratories, Inc. 8,376
224 Mettler-Toledo International, Inc.* 274,985
1,666 OmniAb, Inc.* 2,666
10,633 Pacific Biosciences of California, Inc.*^ 13,610
453 Quanterix Corp.* 2,460
852 Repligen Corp.* 113,887
3,370 Revvity, Inc. 295,380
3,826 Sotera Health Co.* 60,183
2,362 Thermo Fisher Scientific, Inc. 1,145,617
942 Waters Corp.* 282,421
920 West Pharmaceutical Services, Inc. 241,344
5,905,774
Machinery (2.5%):
7,267 3D Systems Corp.* 21,074
636 Aebi Schmidt Holding AG 7,931
2,553 AGCO Corp. 273,350
463 Alamo Group, Inc. 88,387
935 Albany International Corp. 49,835
3,753 Allison Transmission Holdings, Inc. 318,555
1,018 Astec Industries, Inc. 48,996
1,512 Atmus Filtration Technologies, Inc. 68,176
837 Blue Bird Corp.* 48,169
4,861 Caterpillar, Inc. 2,319,426
1,433 Chart Industries, Inc.* 286,815
38,946 CNH Industrial NV 422,564
504 Columbus McKinnon Corp. 7,227
707 Commercial Vehicle Group, Inc.* 1,202
1,385 Crane Co. 255,034
3,126 Cummins, Inc. 1,320,329
2,686 Deere & Co. 1,228,200
4,079 Donaldson Co., Inc. 333,866
471 Douglas Dynamics, Inc. 14,723
2,268 Dover Corp. 378,370
475 Energy Recovery, Inc.* 7,325
1,760 Enerpac Tool Group Corp. 72,160
563 Enpro, Inc. 127,238
1,850 Esab Corp. 206,719
864 ESCO Technologies, Inc. 182,399
1,605 Federal Signal Corp. 190,979
4,041 Flowserve Corp. 214,739
6,191 Fortive Corp. 303,297
1,334 Franklin Electric Co., Inc. 126,997
8,717 Gates Industrial Corp. plc* 216,356
889 Gencor Industries, Inc.* 13,006
606 Gorman-Rupp Co. (The) 28,124
4,580 Graco, Inc. 389,117
1,381 Greenbrier Cos., Inc. (The) 63,761
650 Helios Technologies, Inc. 33,884
2,088 Hillenbrand, Inc. 56,460
4,909 Hillman Solutions Corp.* 45,065
490 Hurco Cos., Inc.* 8,526
896 Hyster-Yale, Inc. 33,027

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
1,133 IDEX Corp. $ 184,407
4,103 Illinois Tool Works, Inc. 1,069,898
4,824 Ingersoll Rand, Inc. 398,559
2,290 ITT, Inc. 409,360
363 Kadant, Inc. 108,022
3,829 Kennametal, Inc. 80,141
787 L.B. Foster Co., Class A* 21,210
1,403 Lincoln Electric Holdings, Inc. 330,869
221 Lindsay Corp. 31,064
1,300 Luxfer Holdings plc 18,070
2,529 Manitowoc Co., Inc. (The)* 25,315
1,979 Middleby Corp. (The)* 263,068
285 Miller Industries, Inc. 11,520
3,387 Mueller Industries, Inc. 342,460
5,048 Mueller Water Products, Inc., Class A 128,825
1,258 NN, Inc.* 2,591
864 Nordson Corp. 196,085
158 Omega Flex, Inc. 4,927
2,234 Oshkosh Corp. 289,750
4,869 Otis Worldwide Corp. 445,173
8,430 PACCAR, Inc. 828,838
865 Parker-Hannifin Corp. 655,800
1,058 Park-Ohio Holdings Corp. 22,472
4,737 Pentair plc 524,670
1,150 Proto Labs, Inc.* 57,535
847 RBC Bearings, Inc.* 330,576
1,882 REV Group, Inc. 106,653
1,172 Snap-on, Inc. 406,133
1,395 SPX Technologies, Inc.* 260,558
444 Standex International Corp. 94,084
3,210 Stanley Black & Decker, Inc. 238,599
1,047 Symbotic, Inc.*^ 56,433
537 Tennant Co. 43,529
1,077 Terex Corp. 55,250
1,565 Timken Co. (The) 117,657
3,046 Titan International, Inc.* 23,028
2,736 Toro Co. (The) 208,483
3,637 Trinity Industries, Inc. 101,981
1,855 Wabash National Corp. 18,309
858 Watts Water Technologies, Inc., Class A 239,622
2,602 Westinghouse Air Brake Technologies Corp. 521,623
3,377 Xylem, Inc. 498,107
19,582,662
Marine Transportation (0.0%
†
):
795 Costamare Bulkers Holdings, Ltd.* 11,424
3,979 Costamare, Inc. 47,390
1,300 Genco Shipping & Trading, Ltd. 23,140
1,892 Kirby Corp.* 157,888
1,014 Matson, Inc. 99,970
339,812
Media (0.9%):
9,653 Advantage Solutions, Inc.* 14,769
1,413 AMC Networks, Inc., Class A* 11,643
1,200 Boston Omaha Corp., Class A* 15,696
3,213 Charter Communications, Inc., Class A* 883,912
75,757 Comcast Corp., Class A 2,380,285
3,378 DoubleVerify Holdings, Inc.* 40,468
4,792 Entravision Communications Corp., Class A 11,165
Shares Value
Common Stocks, continued
Media, continued
2,931 EW Scripps Co. (The), Class A* $ 7,210
4,043 Fox Corp., Class A 254,952
4,178 Fox Corp., Class B 239,358
7,573 Gannett Co., Inc.* 31,277
5,136 Integral Ad Science Holding Corp.* 52,233
16,206 Interpublic Group of Cos., Inc. (The) 452,309
2,099 John Wiley & Sons, Inc., Class A 84,947
334 Liberty Broadband Corp., Class A* 21,152
4,052 Liberty Broadband Corp., Class C* 257,464
3,830 Magnite, Inc.* 83,417
131 Marchex, Inc., Class B* 234
4,825 New York Times Co. (The), Class A 276,955
10,355 News Corp., Class A 318,002
5,387 News Corp., Class B 186,121
1,442 Nexstar Media Group, Inc. 285,141
6,423 Omnicom Group, Inc. 523,667
8,141 Paramount Skydance Corp. 154,028
2,063 Ralliant Corp. 90,215
1,353 Scholastic Corp. 37,045
1,768 Sinclair, Inc. 26,697
4,755 Stagwell, Inc.* 26,771
452 Starz Entertainment Corp.* 6,658
1,890 TechTarget, Inc.* 10,981
6,739 TEGNA, Inc. 137,004
1,103 Thryv Holdings, Inc.* 13,302
2,390 Trade Desk, Inc. (The), Class A* 117,134
5,104 WideOpenWest, Inc.* 26,337
7,078,549
Metals & Mining (0.8%):
4,652 Alcoa Corp. 153,004
438 Alpha Metallurgical Resources, Inc.* 71,871
799 Ampco-Pittsburgh Corp.* 1,830
759 Ascent Industries Co.* 9,776
1,638 Carpenter Technology Corp. 402,195
3,215 Century Aluminum Co.* 94,392
6,342 Cleveland-Cliffs, Inc.* 77,372
18,225 Coeur Mining, Inc.* 341,901
3,541 Commercial Metals Co. 202,829
2,118 Compass Minerals International, Inc.* 40,666
7,664 Ferroglobe plc 34,871
841 Fortitude Gold Corp. 3,667
21,844 Freeport-McMoRan, Inc. 856,722
22,580 Hecla Mining Co. 273,218
389 Kaiser Aluminum Corp. 30,015
594 Materion Corp. 71,761
1,230 McEwen, Inc.* 21,033
2,052 Metallus, Inc.* 33,920
4,360 MP Materials Corp.*^ 292,425
14,077 Newmont Corp. 1,186,832
3,268 Nucor Corp. 442,585
700 Olympic Steel, Inc. 21,315
3,009 Ramaco Resources, Inc., Class A 99,869
114 Ramaco Resources, Inc., Class B 1,921
1,496 Reliance, Inc. 420,122
1,995 Royal Gold, Inc. 400,157
859 Southern Copper Corp. 104,248
3,882 Steel Dynamics, Inc. 541,267
3,673 SunCoke Energy, Inc. 29,972
1,070 Tredegar Corp.* 8,592

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining, continued
1,717 Warrior Met Coal, Inc. $ 109,270
1,732 Worthington Steel, Inc. 52,635
6,432,253
Multi-Utilities (0.6%):
3,156 Ameren Corp. 329,423
2,650 Avista Corp. 100,197
1,766 Black Hills Corp. 108,768
8,124 CenterPoint Energy, Inc. 315,211
4,376 CMS Energy Corp. 320,586
4,396 Consolidated Edison, Inc. 441,886
9,623 Dominion Energy, Inc. 588,639
2,384 DTE Energy Co. 337,169
11,290 NiSource, Inc. 488,857
1,876 Northwestern Energy Group, Inc. 109,952
6,003 Public Service Enterprise Group, Inc. 501,010
7,577 Sempra 681,779
305 Unitil Corp. 14,597
3,672 WEC Energy Group, Inc. 420,775
4,758,849
Oil, Gas & Consumable Fuels (3.8%):
13,443 Antero Midstream Corp. 261,332
9,749 Antero Resources Corp.* 327,176
8,630 APA Corp. 209,536
1,287 Ardmore Shipping Corp. 15,277
6,491 Berry Corp. 24,536
3,005 California Resources Corp. 159,806
600 Centrus Energy Corp., Class A*^ 186,042
4,555 Cheniere Energy, Inc. 1,070,334
33,165 Chevron Corp. 5,150,193
479 Chord Energy Corp. 47,598
7,534 Clean Energy Fuels Corp.* 19,438
4,859 CNX Resources Corp.* 156,071
10,566 Comstock Resources, Inc.* 209,524
24,405 ConocoPhillips 2,308,469
1,683 Core Natural Resources, Inc. 140,497
16,126 Coterra Energy, Inc. 381,380
2,427 CVR Energy, Inc.* 88,537
27,546 Devon Energy Corp. 965,763
8,048 DHT Holdings, Inc. 96,174
4,951 Diamondback Energy, Inc. 708,488
3,018 DT Midstream, Inc. 341,215
11,018 EOG Resources, Inc. 1,235,338
9,631 EQT Corp. 524,215
4,143 Expand Energy Corp. 440,152
56,704 Exxon Mobil Corp. 6,393,376
3,222 FutureFuel Corp. 12,501
3,367 Green Plains, Inc.* 29,596
682 Gulfport Energy Corp.* 123,428
3,447 HF Sinclair Corp. 180,416
1,748 International Seaways, Inc. 80,548
22,427 Kinder Morgan, Inc. 634,908
1,205 Kinetik Holdings, Inc. 51,502
25,708 Kosmos Energy, Ltd.* 42,675
9,480 Magnolia Oil & Gas Corp., Class A 226,288
4,614 Marathon Petroleum Corp. 889,302
5,206 Matador Resources Co. 233,906
2,021 Murphy Oil Corp. 57,417
6,319 New Fortress Energy, Inc.*^ 13,965
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,784 Nordic American Tankers, Ltd. $ 15,022
5,624 Northern Oil & Gas, Inc. 139,475
17,352 Occidental Petroleum Corp. 819,882
8,104 ONEOK, Inc. 591,349
7,754 Ovintiv, Inc. 313,106
2,100 Par Pacific Holdings, Inc.* 74,382
2,707 PBF Energy, Inc., Class A 81,670
3,867 Peabody Energy Corp. 102,553
10,904 Permian Resources Corp. 139,571
6,287 Phillips 66 855,158
6 PrimeEnergy Resources Corp.* 1,002
8,206 Range Resources Corp. 308,874
916 Scorpio Tankers, Inc. 51,342
4,935 SFL Corp., Ltd. 37,160
3,241 SM Energy Co. 80,928
3,310 Talos Energy, Inc.* 31,743
3,775 Targa Resources Corp. 632,463
779 Teekay Tankers, Ltd., Class A 39,378
345 Texas Pacific Land Corp. 322,106
7,849 Uranium Energy Corp.* 104,706
6,929 VAALCO Energy, Inc. 27,855
4,684 Valero Energy Corp. 797,498
732 Viper Energy, Inc., Class A 27,977
794 Vital Energy, Inc.* 13,411
622 Vitesse Energy, Inc. 14,449
9,330 W&T Offshore, Inc.^ 16,981
11,741 Williams Cos., Inc. (The) 743,792
2,201 World Kinect Corp. 57,116
30,477,868
Paper & Forest Products (0.0%
†
):
545 Clearwater Paper Corp.* 11,314
2,483 Louisiana-Pacific Corp. 220,590
231 Magnera Corp.* 2,707
3,875 Mercer International, Inc. 11,160
2,050 Sylvamo Corp. 90,651
336,422
Passenger Airlines (0.5%):
4,189 Alaska Air Group, Inc.* 208,528
639 Allegiant Travel Co.* 38,832
8,590 American Airlines Group, Inc.* 96,552
1,384 Copa Holdings SA, Class A 164,447
19,668 Delta Air Lines, Inc. 1,116,159
2,340 Frontier Group Holdings, Inc.*^ 10,331
15,406 JetBlue Airways Corp.* 75,798
1,602 SkyWest, Inc.* 161,193
11,510 Southwest Airlines Co. 367,284
2,740 Sun Country Airlines Holdings, Inc.* 32,359
13,099 United Airlines Holdings, Inc.* 1,264,054
3,535,537
Personal Care Products (0.1%):
3,523 BellRing Brands, Inc.* 128,061
15,106 Coty, Inc., Class A* 61,028
565 Edgewell Personal Care Co. 11,503
2,038 Estee Lauder Cos., Inc. (The) 179,589
2,298 Herbalife, Ltd.* 19,395
871 Interparfums, Inc. 85,689
30,017 Kenvue, Inc. 487,176

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Personal Care Products, continued
654 Medifast, Inc.*^ $ 8,940
1,236 Nature's Sunshine Products, Inc.* 19,183
1,616 Nu Skin Enterprises, Inc., Class A 19,699
340 United-Guardian, Inc. 2,652
645 USANA Health Sciences, Inc.* 17,770
1,040,685
Pharmaceuticals (2.5%):
2,030 Aclaris Therapeutics, Inc.* 3,857
7,684 Amneal Pharmaceuticals, Inc.* 76,917
1,017 Amphastar Pharmaceuticals, Inc.* 27,103
900 ANI Pharmaceuticals, Inc.* 82,440
379 Assertio Holdings, Inc.* 334
39,731 Bristol-Myers Squibb Co. 1,791,868
1,180 Collegium Pharmaceutical, Inc.* 41,288
2,240 Corcept Therapeutics, Inc.* 186,166
1,468 Cumberland Pharmaceuticals, Inc.* 4,580
1,559 Edgewise Therapeutics, Inc.* 25,287
9,737 Elanco Animal Health, Inc.* 196,103
8,143 Eli Lilly & Co. 6,213,109
2,317 Harmony Biosciences Holdings, Inc.* 63,856
3,292 Innoviva, Inc.* 60,079
2,297 Jazz Pharmaceuticals plc, ADR* 302,745
22,363 Johnson & Johnson 4,146,547
640 Ligand Pharmaceuticals, Inc.* 113,370
32,969 Merck & Co., Inc. 2,767,088
6,919 Organon & Co. 73,895
1,467 Pacira BioSciences, Inc.* 37,805
4,791 Perrigo Co plc 106,696
75,657 Pfizer, Inc. 1,927,740
793 Phibro Animal Health Corp., Class A 32,085
2,307 Pliant Therapeutics, Inc.* 3,414
1,833 Prestige Consumer Healthcare, Inc.* 114,379
8,845 Royalty Pharma plc, Class A 312,052
2,134 SIGA Technologies, Inc. 19,526
2,489 Supernus Pharmaceuticals, Inc.* 118,949
22,924 Viatris, Inc. 226,948
4,981 Zoetis, Inc. 728,820
19,805,046
Professional Services (1.2%):
2,755 Acuren Corp.* 36,669
8,391 Alight, Inc., Class A 27,355
2,592 Amentum Holdings, Inc.* 62,078
4,244 Automatic Data Processing, Inc. 1,245,614
1,376 Barrett Business Services, Inc. 60,984
1,742 Booz Allen Hamilton Holding Corp. 174,113
1,737 Broadridge Financial Solutions, Inc. 413,701
669 CACI International, Inc., Class A* 333,684
1,791 CBIZ, Inc.* 94,851
9,227 Clarivate plc* 35,339
1,162 Concentrix Corp. 53,626
6,347 Conduent, Inc.* 17,772
387 CRA International, Inc. 80,701
1,324 CSG Systems International, Inc. 85,239
4,568 Dayforce, Inc.* 314,690
1,561 Equifax, Inc. 400,443
4,804 ExlService Holdings, Inc.* 211,520
1,216 Exponent, Inc. 84,488
5,623 First Advantage Corp.* 86,538
Shares Value
Common Stocks, continued
Professional Services, continued
825 Forrester Research, Inc.* $ 8,745
662 FTI Consulting, Inc.* 107,012
4,605 Genpact, Ltd. 192,903
421 Heidrick & Struggles International, Inc. 20,953
660 Huron Consulting Group, Inc.* 96,868
600 ICF International, Inc. 55,680
614 Insperity, Inc. 30,209
3,351 Jacobs Solutions, Inc. 502,181
4,759 KBR, Inc. 225,053
1,042 Kelly Services, Inc., Class A 13,671
720 Kforce, Inc. 21,586
2,097 Korn Ferry 146,748
3,343 Legalzoom.com, Inc.* 34,700
2,680 Leidos Holdings, Inc. 506,413
1,553 ManpowerGroup, Inc. 58,859
1,556 Maximus, Inc. 142,172
659 Mistras Group, Inc.* 6,485
2,667 Parsons Corp.* 221,148
5,295 Paychex, Inc. 671,194
1,779 Paycom Software, Inc. 370,281
1,313 Paylocity Holding Corp.* 209,122
2,125 Resources Connection, Inc. 10,731
1,275 Robert Half, Inc. 43,324
1,807 Science Applications International Corp. 179,562
5,295 SS&C Technologies Holdings, Inc. 469,984
5,352 TransUnion 448,391
914 TriNet Group, Inc. 61,137
1,029 TrueBlue, Inc.* 6,308
2,127 TTEC Holdings, Inc.* 7,147
3,454 Upwork, Inc.* 64,141
2,089 Verisk Analytics, Inc. 525,404
4,212 Verra Mobility Corp.* 104,036
633 Willdan Group, Inc.* 61,205
9,442,758
Real Estate Management & Development (0.4%):
3,814 Anywhere Real Estate, Inc.* 40,390
4,455 CBRE Group, Inc., Class A* 701,930
5,428 CoStar Group, Inc.* 457,960
8,528 Cushman & Wakefield plc* 135,766
1,626 Douglas Elliman, Inc.* 4,650
1,163 eXp World Holdings, Inc. 12,398
1,407 Forestar Group, Inc.* 37,412
464 FRP Holdings, Inc.* 11,303
2,253 Howard Hughes Holdings, Inc.* 185,129
1,334 Jones Lang LaSalle, Inc.* 397,906
2,147 Marcus & Millichap, Inc. 63,014
6,083 Newmark Group, Inc., Class A 113,448
15,028 Opendoor Technologies, Inc.* 119,773
997 Rafael Holdings, Inc., Class B* 1,356
910 RE/MAX Holdings, Inc.* 8,581
357 RMR Group, Inc. (The), Class A 5,616
1,337 St. Joe Co. (The) 66,155
1,447 Tejon Ranch Co.* 23,123
1,463 Zillow Group, Inc., Class A* 108,906
4,617 Zillow Group, Inc., Class C* 355,740
2,850,556
Semiconductors & Semiconductor Equipment (10.3%):
10,242 Advanced Micro Devices, Inc.* 1,657,053

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
3,849 Allegro MicroSystems, Inc.* $ 112,391
1,120 Alpha & Omega Semiconductor, Ltd.* 31,315
392 Ambarella, Inc.* 32,348
3,194 Amkor Technology, Inc. 90,710
3,250 Analog Devices, Inc. 798,525
7,329 Applied Materials, Inc. 1,500,539
815 Axcelis Technologies, Inc.* 79,577
37,296 Broadcom, Inc. 12,304,323
437 CEVA, Inc.* 11,541
719 Cirrus Logic, Inc.* 90,084
808 Cohu, Inc.* 16,427
1,151 Diodes, Inc.* 61,245
1,785 Enphase Energy, Inc.* 63,171
1,826 Entegris, Inc. 168,832
2,070 First Solar, Inc.* 456,497
2,461 FormFactor, Inc.* 89,630
3,269 GLOBALFOUNDRIES, Inc.* 117,161
1,314 GSI Technology, Inc.* 4,836
948 Ichor Holdings, Ltd.* 16,609
37,973 Intel Corp.* 1,273,994
1,521 KLA Corp. 1,640,551
1,328 Kulicke & Soffa Industries, Inc. 53,970
12,239 Lam Research Corp. 1,638,802
1,388 Lattice Semiconductor Corp.* 101,768
1,342 MACOM Technology Solutions Holdings, Inc.* 167,066
5,307 Marvell Technology, Inc. 446,159
4,653 Microchip Technology, Inc. 298,816
9,818 Micron Technology, Inc. 1,642,748
1,090 MKS, Inc. 134,909
329 Monolithic Power Systems, Inc. 302,891
150 NVE Corp. 9,790
266,731 NVIDIA Corp. 49,766,670
5,344 NXP Semiconductors NV 1,216,989
10,958 ON Semiconductor Corp.* 540,339
938 Onto Innovation, Inc.* 121,208
1,438 PDF Solutions, Inc.* 37,129
1,050 Penguin Solutions, Inc.* 27,594
1,058 Photronics, Inc.* 24,281
1,089 Power Integrations, Inc. 43,789
1,551 Qorvo, Inc.* 141,265
10,451 QUALCOMM, Inc. 1,738,628
2,376 Rambus, Inc.* 247,579
599 Silicon Laboratories, Inc.* 78,547
504 SiTime Corp.* 151,860
2,582 Skyworks Solutions, Inc. 198,762
2,213 SolarEdge Technologies, Inc.* 81,881
1,275 Synaptics, Inc.* 87,133
3,686 Teradyne, Inc. 507,341
8,086 Texas Instruments, Inc. 1,485,641
524 Universal Display Corp. 75,262
1,442 Veeco Instruments, Inc.* 43,880
82,030,056
Software (8.5%):
2,814 A10 Networks, Inc. 51,074
2,658 ACI Worldwide, Inc.* 140,263
4,656 Adeia, Inc. 78,221
3,701 Adobe, Inc.* 1,305,528
300 Agilysys, Inc.* 31,575
1,449 Alarm.com Holdings, Inc.* 76,913
Shares Value
Common Stocks, continued
Software, continued
425 Appfolio, Inc., Class A* $ 117,155
3,845 AppLovin Corp., Class A* 2,762,786
596 Atlassian Corp., Class A* 95,181
22,808 Aurora Innovation, Inc.* 122,935
2,360 Autodesk, Inc.* 749,701
2,272 Aware, Inc.* 5,475
5,520 Bentley Systems, Inc., Class B 284,170
3,366 BILL Holdings, Inc.* 178,297
1,326 Blackbaud, Inc.* 85,275
987 BlackLine, Inc.* 52,410
4,589 Box, Inc., Class A* 148,087
2,346 Cadence Design Systems, Inc.* 824,056
16,691 CCC Intelligent Solutions Holdings, Inc.* 152,055
2,772 Cerence, Inc.* 34,539
1,976 Clear Secure, Inc., Class A 65,959
606 Commvault Systems, Inc.* 114,401
491 Consensus Cloud Solutions, Inc.* 14,421
1,715 Corpay, Inc.* 494,023
847 Crowdstrike Holdings, Inc., Class A* 415,352
2,336 Datadog, Inc., Class A* 332,646
4,872 Digital Turbine, Inc.* 31,181
3,399 Docusign, Inc.* 245,034
1,788 Dolby Laboratories, Inc., Class A 129,398
4,948 Dropbox, Inc., Class A* 149,479
5,606 Dynatrace, Inc.* 271,611
262 Fair Isaac Corp.* 392,091
1,378 Five9, Inc.* 33,348
8,011 FORTINET INC* 673,565
3,553 Freshworks, Inc., Class A* 41,819
19,639 Gen Digital, Inc. 557,551
1,397 Guidewire Software, Inc.* 321,114
412 HubSpot, Inc.* 192,734
1,101 I3 Verticals, Inc., Class A* 35,738
3,339 Informatica, Inc., Class A* 82,941
729 Intapp, Inc.* 29,816
990 InterDigital, Inc. 341,778
1,778 Intuit, Inc. 1,214,214
3,554 Jamf Holding Corp.* 38,028
1,894 JFrog, Ltd.* 89,643
1,376 Klaviyo, Inc., Class A* 38,101
1,093 Life360, Inc.* 116,186
2,986 LiveRamp Holdings, Inc.* 81,040
903 Manhattan Associates, Inc.* 185,097
2,281 Meridianlink, Inc.* 45,460
73,629 Microsoft Corp. 38,136,141
4,817 N-able, Inc.* 37,573
3,127 nCino, Inc.* 84,773
3,866 NCR Voyix Corp.* 48,518
6,392 Nutanix, Inc., Class A* 475,501
879 OneSpan, Inc. 13,967
18,956 Oracle Corp., ADR 5,331,185
8,088 Palantir Technologies, Inc., Class A* 1,475,413
3,440 Palo Alto Networks, Inc.* 700,453
4,718 Pegasystems, Inc. 271,285
1,464 Progress Software Corp.* 64,314
1,456 PTC, Inc.* 295,597
877 Q2 Holdings, Inc.* 63,486
1,044 Qualys, Inc.* 138,152
947 RingCentral, Inc., Class A* 26,838

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
854 Roper Technologies, Inc. $ 425,881
6,603 Salesforce, Inc. 1,564,911
1,627 Samsara, Inc., Class A* 60,606
1,200 Sapiens International Corp. NV 51,600
4,881 SentinelOne, Inc., Class A* 85,954
1,241 ServiceNow, Inc.* 1,142,067
3,394 Sprinklr, Inc., Class A* 26,202
577 SPS Commerce, Inc.* 60,089
254 Synchronoss Technologies, Inc.* 1,544
1,184 Synopsys, Inc.* 584,174
2,249 Teradata Corp.* 48,376
493 Tyler Technologies, Inc.* 257,918
6,213 UiPath, Inc., Class A* 83,130
10,394 Unity Software, Inc.* 416,176
1,628 Verint Systems, Inc.* 32,967
1,088 Vertex, Inc., Class A* 26,971
1,396 Workday, Inc., Class A* 336,059
1,862 Xperi, Inc.* 12,066
3,400 Yext, Inc.* 28,968
3,848 Zoom Communications, Inc.* 317,460
843 Zscaler, Inc.* 252,613
67,048,393
Specialty Retail (2.4%):
893 1-800-Flowers.com, Inc., Class A*^ 4,108
2,382 Abercrombie & Fitch Co.* 203,780
1,965 Academy Sports & Outdoors, Inc. 98,289
1,580 Advance Auto Parts, Inc. 97,012
7,243 American Eagle Outfitters, Inc. 123,928
200 America's Car-Mart, Inc.* 5,842
5,080 Arko Corp. 23,216
711 Asbury Automotive Group, Inc.* 173,804
1,751 AutoNation, Inc.* 383,066
199 AutoZone, Inc.* 853,758
2,163 Bath & Body Works, Inc. 55,719
1,432 Bed Bath & Beyond, Inc.* 14,019
7,542 Best Buy Co., Inc. 570,326
969 Boot Barn Holdings, Inc.* 160,583
2,508 Buckle, Inc. (The) 147,119
583 Build-A-Bear Workshop, Inc. 38,017
1,617 Burlington Stores, Inc.* 411,527
1,672 Camping World Holdings, Inc., Class A 26,401
3,865 CarMax, Inc.* 173,423
1,830 Carvana Co.* 690,349
1,987 Cato Corp. (The), Class A 8,365
3,328 Chewy, Inc., Class A* 134,618
566 Citi Trends, Inc.* 17,563
3,425 Designer Brands, Inc., Class A^ 12,124
3,630 Destination XL Group, Inc.* 4,755
2,935 Dick's Sporting Goods, Inc. 652,216
896 Five Below, Inc.* 138,611
1,700 Floor & Decor Holdings, Inc., Class A* 125,290
17,053 Gap, Inc. (The) 364,764
435 Genesco, Inc.* 12,611
489 Group 1 Automotive, Inc. 213,942
2,846 Guess?, Inc.^ 47,557
583 Haverty Furniture Cos., Inc. 12,785
11,175 Home Depot, Inc. (The) 4,527,998
1,642 Lands' End, Inc.* 23,152
399 Leslie's, Inc.* 2,196
Shares Value
Common Stocks, continued
Specialty Retail, continued
967 Lithia Motors, Inc. $ 305,572
4,979 Lowe's Cos., Inc. 1,251,272
527 MarineMax, Inc.* 13,349
1,792 Monro, Inc. 32,202
610 Murphy USA, Inc. 236,839
1,294 National Vision Holdings, Inc.* 37,772
1,411 ODP Corp. (The)* 39,296
7,445 O'Reilly Automotive, Inc.* 802,645
1,571 Penske Automotive Group, Inc. 273,213
11,500 Petco Health & Wellness Co., Inc.* 44,505
588 PetMed Express, Inc.* 1,476
1,458 Revolve Group, Inc.* 31,055
255 RH* 51,806
6,400 Ross Stores, Inc. 975,296
6,562 Sally Beauty Holdings, Inc.* 106,829
1,200 Shoe Carnival, Inc. 24,948
1,023 Signet Jewelers, Ltd. 98,126
472 Sleep Number Corp.*^ 3,313
844 Sonic Automotive, Inc., Class A 64,220
1,606 Sportsman's Warehouse Holdings, Inc.* 4,449
4,730 Stitch Fix, Inc., Class A* 20,576
854 Tilly's, Inc., Class A*^ 1,759
11,446 TJX Cos., Inc. (The) 1,654,405
7,680 Tractor Supply Co. 436,762
1,311 Ulta Beauty, Inc.* 716,789
2,049 Upbound Group, Inc. 48,418
3,151 Urban Outfitters, Inc.* 225,076
3,056 Valvoline, Inc.* 109,741
2,782 Victoria's Secret & Co.* 75,503
3,156 Warby Parker, Inc., Class A* 87,042
2,088 Williams-Sonoma, Inc. 408,100
75 Winmark Corp. 37,333
729 Zumiez, Inc.* 14,296
18,786,816
Technology Hardware, Storage & Peripherals (5.8%):
164,883 Apple, Inc. 41,984,158
728 AstroNova, Inc.* 7,455
2,960 Corsair Gaming, Inc.* 26,403
2,509 Dell Technologies, Inc., Class C 355,701
1,231 Diebold Nixdorf, Inc.* 70,204
27,294 Hewlett Packard Enterprise Co. 670,341
9,409 HP, Inc. 256,207
4,726 NetApp, Inc. 559,842
2,621 Pure Storage, Inc., Class A* 219,666
2,214 Sandisk Corp.* 248,411
2,606 Seagate Technology Holdings plc 615,172
3,380 Stratasys, Ltd.* 37,856
5,876 Western Digital Corp. 705,472
45,756,888
Textiles, Apparel & Luxury Goods (0.5%):
2,021 Birkenstock Holding plc* 91,450
3,285 Capri Holdings, Ltd.* 65,437
1,121 Columbia Sportswear Co. 58,628
2,586 Crocs, Inc.* 216,060
810 Culp, Inc.* 3,613
4,367 Deckers Outdoor Corp.* 442,683
8,476 Figs, Inc., Class A* 56,705
1,494 Fossil Group, Inc.* 3,840

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
1,294 G-III Apparel Group, Ltd.* $ 34,433
16,912 Hanesbrands, Inc.* 111,450
1,895 Kontoor Brands, Inc. 151,164
2,609 Lululemon Athletica, Inc.* 464,220
1,088 Movado Group, Inc. 20,639
7,192 NIKE, Inc., Class B 501,498
469 Oxford Industries, Inc. 19,013
966 PVH Corp. 80,922
1,228 Ralph Lauren Corp. 385,052
570 Rocky Brands, Inc. 16,980
2,673 Steven Madden, Ltd. 89,492
700 Superior Group of Cos., Inc. 7,504
9,110 Tapestry, Inc. 1,031,434
6,570 Under Armour, Inc., Class A* 32,784
10,541 Under Armour, Inc., Class C* 50,913
1,027 Unifi, Inc.* 4,889
802 Vera Bradley, Inc.* 1,612
7,133 VF Corp. 102,929
623 Wolverine World Wide, Inc. 17,095
4,062,439
Tobacco (0.4%):
14,721 Altria Group, Inc. 972,469
13,379 Philip Morris International, Inc. 2,170,074
400 Turning Point Brands, Inc. 39,544
947 Universal Corp. 52,909
3,234,996
Trading Companies & Distributors (0.9%):
4,175 Air Lease Corp. 265,739
1,135 Applied Industrial Technologies, Inc. 296,292
424 BlueLinx Holdings, Inc.* 30,986
954 Boise Cascade Co. 73,763
5,061 Core & Main, Inc., Class A* 272,434
5,864 Custom Truck One Source, Inc.* 37,647
3,659 DNOW, Inc.* 55,800
644 DXP Enterprises, Inc.* 76,681
13,160 Fastenal Co. 645,366
4,249 Ferguson Enterprises, Inc. 954,240
1,862 FTAI Aviation, Ltd. 310,693
1,356 GATX Corp. 237,029
977 Global Industrial Co. 35,827
1,628 Herc Holdings, Inc. 189,923
2,780 Hudson Technologies, Inc.* 27,605
730 McGrath RentCorp 85,629
2,381 MRC Global, Inc.* 34,334
1,673 MSC Industrial Direct Co., Inc. 154,150
1,941 Rush Enterprises, Inc., Class A 103,785
547 Rush Enterprises, Inc., Class B 31,409
1,018 SiteOne Landscape Supply, Inc.* 131,118
173 Transcat, Inc.* 12,664
1,773 United Rentals, Inc. 1,692,612
715 W.W. Grainger, Inc. 681,366
467 Watsco, Inc. 188,808
84 Watsco, Inc., Class B 33,667
1,735 WESCO International, Inc. 366,953
152 Willis Lease Finance Corp. 20,838
7,047,358
Shares Value
Common Stocks, continued
Water Utilities (0.1%):
830 American States Water Co. $ 60,856
2,450 American Water Works Co., Inc. 341,015
491 Artesian Resources Corp., Class A 16,004
1,755 California Water Service Group 80,537
6,956 Essential Utilities, Inc. 277,544
626 H2O America 30,486
355 Middlesex Water Co. 19,213
669 Pure Cycle Corp.* 7,406
372 York Water Co. (The) 11,316
844,377
Wireless Telecommunication Services (0.3%):
1,790 Array Digital Infrastructure, Inc. 89,518
5,179 Gogo, Inc.* 44,488
1,649 Spok Holdings, Inc. 28,445
3,580 Telephone and Data Systems, Inc. 140,479
7,098 T-Mobile US, Inc. 1,699,119
2,002,049
Total Common Stocks (Cost $444,485,423) 792,077,799
Rights (0.0%
†
):
Biotechnology (0.0%
†
):
3,435 Mirati Therapeutics, Inc. CVR, Expires on 1/1/26* 10,222
4,602 Poseida Therapeutics, Inc. CVR, Expires on
12/31/28* 2,301
12,523
Health Care Equipment & Supplies (0.0%
†
):
278 ABIOMED, Inc. CVR, Expires on 1/2/26* 4,340
Health Care Providers & Services (0.0%
†
):
1,262 Albireo Pharma, Inc. CVR, Expires on 3/2/26* 8,013
6,176 Chinook Therapeutics CVR, Expires on 1/1/26* —
2,004 Chinook Therapeutics CVR, Expires on 12/31/49* 762
1,306 Concentra Biosciences CVR, Expires on 9/2/29* 134
8,909
Household Products (0.0%
†
):
11,626 Spectrum - Crv CVR, Expires on 1/1/26* —
Industrial Conglomerates (0.0%
†
):
158 Communications Systems I CVR, Expires on 1/1/29* 19
Paper & Forest Products (0.0%
†
):
7,745 Resolute Fst CVR, Expires on 1/1/26* 2,062
Pharmaceuticals (0.0%
†
):
1,793 Supernus Pharmaceuticals CVR, Expires on
12/31/26* 323
Total Rights (Cost $23,506) 28,176
Unaffiliated Investment Companies (0.4%):
Money Market Funds (0.4%):
1,481,464 BlackRock Liquidity FedFund, Institutional Class,
4.03%(b)(c) 1,481,464
2,023,078 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.98%(c) 2,023,078
Total Unaffiliated Investment Companies (Cost $3,504,542) 3,504,542

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2025 .
Total Investment Securities
(Cost $448,013,471 ) — 100.3% $ 795,610,517
Net other assets (liabilities) — (0.3)% (2,515,131)
Net Assets — 100.0% $ 793,095,386
ADR—American Depository Receipt
CVR—Contingency Valued Rights
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $1,440,630.
(a) Security was valued using significant unobservable inputs as of September 30, 2025.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2025.
(c) The rate represents the effective yield at September 30, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset- Backed Securities (5.6%):
$ 1,767,191 Affirm Asset Securitization Trust, Class A, Series
2025-X1, 5.08%, 4/15/30, Callable 12/15/26 @
100(a) $ 1,771,078
5,044,000 Affirm Master Trust, Class A, Series 2025-3A,
4.45%, 10/16/34, Callable 10/15/28 @ 100(a) 5,022,834
1,076,676 ARI Fleet Lease Trust, Class A2, Series 2024-A,
5.30%, 11/15/32, Callable 10/15/27 @ 100(a) 1,082,958
6,894,000 BA Credit Card Trust, Class A1, Series 2023-A1,
4.79%, 5/15/28 6,924,642
627,427 Carmax Auto Owner Trust, Class A3, Series 2023-2,
5.05%, 1/18/28, Callable 4/15/27 @ 100 630,439
2,700,062 Chesapeake Funding II LLC, Class A1, Series 2024-
1A, 5.52%, 5/15/36, Callable 7/15/27 @ 100(a) 2,734,060
1,338,890 Chesapeake Funding II LLC, Class A1, Series 2023-
2A, 6.16%, 10/15/35, Callable 10/15/26 @ 100(a) 1,355,445
1,183,558 College Ave Student Loans LLC, Class A2, Series
2023-A, 5.33%, 5/25/55, Callable 4/25/37 @ 100(a) 1,195,285
662,632 College Ave Student Loans LLC, Class A2, Series
2021-C, 2.32%, 7/26/55(a) 617,518
86,463 College Ave Student Loans LLC, Class A1, Series
2021-A, 5.54%(TSFR1M+121bps), 7/25/51,
Callable 2/25/32 @ 100(a) 86,904
688,524 College Ave Student Loans LLC, Class A2, Series
2021-B, 1.76%, 6/25/52, Callable 1/25/34 @ 100(a) 629,336
2,091,000 Dell Equipment Finance Trust, Class A2, Series
2025-1, 4.68%, 7/22/27(a) 2,100,609
5,359,000 Discover Card Execution Note Trust, Class A, Series
2023-A1, 4.31%, 3/15/28 5,365,128
250,977 EDvestinU Private Education Loan Issue No 3 LLC,
Class A, Series 2021-A, 1.80%, 11/25/45(a) 231,568
2,631,458 ELFI Graduate Loan Program LLC, Class A, Series
2023-A, 6.37%, 2/4/48, Callable 3/25/34 @ 100(a) 2,755,849
450,212 Enterprise Fleet Financing LLC, Class A2, Series
2023-2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) 453,071
773,000 Enterprise Fleet Financing LLC, Class A3, Series
2022-3, 4.29%, 7/20/29, Callable 4/20/26 @ 100(a) 773,737
1,543,000 Enterprise Fleet Financing LLC, Class A3, Series
2024-3, 4.98%, 8/21/28, Callable 4/20/28 @ 100(a) 1,566,644
423,000 Enterprise Fleet Financing LLC, Class A3, Series
2024-1, 5.16%, 9/20/30, Callable 8/20/27 @ 100(a) 430,862
4,564,000 Ford Credit Auto Owner Trust, Class A, Series 2025-
1, 4.86%, 8/15/37, Callable 2/15/30 @ 100(a)(b) 4,683,417
1,938,698 Foundation Finance Trust, Class A, Series 2024-1A,
5.50%, 12/15/49, Callable 6/15/30 @ 100(a) 1,981,827
2,420,403 Foundation Finance Trust, Class A, Series 2025-1A,
4.95%, 4/15/50, Callable 8/15/31 @ 100(a) 2,451,807
324,394 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2022-1GS, 2.70%, 1/20/49, Callable
1/20/40 @ 100(a) 291,814
1,270,056 GreatAmerica Leasing Receivables Funding LLC,
Class A2, Series 2024-2, 5.28%, 3/15/27(a) 1,276,122
6,682,000 John Deere Owner Trust, Class A3, Series 2024-A,
4.96%, 11/15/28, Callable 1/15/28 @ 100 6,756,083
2,954,077 John Deere Owner Trust, Class A3, Series 2023-B,
5.18%, 3/15/28, Callable 3/15/27 @ 100 2,975,538
844,000 Lyra Music Assets Delaware, LP, Class A2, Series
2025-1A, 5.60%, 9/20/65, Callable 12/20/27 @
100(a) 860,233
Principal Amount Value
Asset-Backed Securities, continued
$ 589,000 M&T Equipment Notes, Class A2, Series 2025-1A,
4.70%, 12/16/27(a) $ 593,135
44,370 Mercedes-Benz Auto Receivables Trust, Class A3,
Series 2022-1, 5.21%, 8/16/27, Callable 11/15/26
@ 100 44,534
125,670 Mosaic Solar Loan Trust, Class A, Series 2022-2A,
4.38%, 1/21/53, Callable 4/20/37 @ 100(a) 116,541
10,915 Navient Private Education Loan Trust, Class A2A,
Series 2018-BA, 3.61%, 12/15/59, Callable 1/15/28
@ 100(a) 10,875
636,642 Navient Private Education Refi Loan Trust, Class A,
Series 2020-FA, 1.22%, 7/15/69, Callable 2/15/28
@ 100(a) 598,008
3,522,522 Navient Private Education Refi Loan Trust, Class A,
Series 2021-EA, 0.97%, 12/16/69, Callable 7/15/30
@ 100(a) 3,166,750
579,163 Navient Private Education Refi Loan Trust, Class
A1B, Series 2020-IA, 5.26%(TSFR1M+111bps),
4/15/69, Callable 4/15/32 @ 100(a) 576,131
3,473,999 Navient Private Education Refi Loan Trust, Class A,
Series 2023-A, 5.51%, 10/15/71, Callable 8/15/33
@ 100(a) 3,559,911
1,118,972 Navient Private Education Refi Loan Trust, Class
A2A, Series 2019-D, 3.01%, 12/15/59, Callable
9/15/31 @ 100(a) 1,089,202
1,200,601 Navient Private Education Refi Loan Trust, Class A,
Series 2021-DA, 5.51%(PRIME-(199)bps), 4/15/60,
Callable 5/15/32 @ 100(a) 1,184,266
240,404 Navient Private Education Refi Loan Trust, Class A,
Series 2021-A, 0.84%, 5/15/69, Callable 1/15/29
@ 100(a) 219,772
17,088 Navient Student Loan Trust, Class A2, Series 2018-
EA, 4.00%, 12/15/59, Callable 11/15/25 @ 100(a) 17,050
2,654,000 Navistar Financial Dealer Note Master Owner Trust,
Class A, Series 2024-1, 5.59%, 4/25/29(a) 2,673,567
1,537,975 Nelnet Student Loan Trust, Class APT2, Series
2021-A, 1.36%, 4/20/62, Callable 9/20/29 @ 100(a) 1,458,876
2,926,142 Nelnet Student Loan Trust, Class AFL, Series 2021-
BA, 5.03%(TSFR1M+89bps), 4/20/62, Callable
7/20/29 @ 100(a) 2,926,144
2,887,975 Nelnet Student Loan Trust, Class A1B, Series 2025-
AA, 5.47%(SOFR30A+110bps), 3/15/57, Callable
9/15/36 @ 100(a) 2,866,933
2,490,000 Nelnet Student Loan Trust, Class A1B, Series
2025-BA(SOFR30A+135bps), 5/17/55(a) 2,496,559
1,807,223 Nelnet Student Loan Trust, Class AFL, Series 2021-
CA, 4.99%(TSFR1M+85bps), 4/20/62, Callable
11/20/31 @ 100(a) 1,795,507
2,122,000 OneMain Financial Issuance Trust, Class A2, Series
2023-2A, 5.87%(SOFR30A+150bps), 9/15/36,
Callable 9/14/26 @ 100(a) 2,143,603
1,726,000 OneMain Financial Issuance Trust, Class A, Series
2023-1A, 5.50%, 6/14/38, Callable 6/14/28 @ 100 1,775,938
189,000 PFS Financing Corp., Class A, Series 2023-A, 5.80%,
3/15/28(a) 190,306
1,388,000 PFS Financing Corp., Class A, Series 2024-D,
5.34%, 4/15/29(a) 1,413,796
3,221,000 PFS Financing Corp., Class A, Series 2023-C, 5.52%,
10/15/28(a) 3,267,944

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset-Backed Securities, continued
$ 7,235,000 PFS Financing Corp., Class A, Series 2023-B, 5.27%,
5/15/28(a) $ 7,281,559
4,930,000 PFS Financing Corp., Class A, Series 2025-B, 4.85%,
2/15/30(a) 5,007,738
8,497,000 PFS Financing Corp., Class A, Series 2024-B, 4.95%,
2/15/29(a) 8,592,773
809,000 Point Broadband Funding LLC, Class A2, Series
2025-1A, 5.34%, 7/20/55, Callable 7/20/28 @
100(a) 815,657
160,900 Prodigy Finance CM2021-1 DAC, Class A, Series
2021-1A, 5.52%(TSFR1M+136bps), 7/25/51,
Callable 11/25/26 @ 100(a) 160,160
2,950,000 Qts Issuer ABS II LLC, Class A2, Series 2025-1A,
5.04%, 10/5/55, Callable 10/5/28 @ 100(a) 2,939,770
1,874,000 Regional Management Issuance Trust, Class A,
Series 2021-2, 1.90%, 8/15/33, Callable 8/15/26
@ 100(a) 1,804,329
671,000 Regional Management Issuance Trust, Class A,
Series 2024-2, 5.11%, 12/15/33, Callable 12/15/26
@ 100(a) 676,478
595,000 Regional Management Issuance Trust, Class A,
Series 2024-1, 5.83%, 7/15/36, Callable 6/15/27
@ 100(a) 608,779
317,000 SFS Auto Receivables Securitization Trust, Class A3,
Series 2025-1A, 4.75%, 7/22/30, Callable 12/20/28
@ 100(a) 320,700
123,964 SMB Private Education Loan Trust, Class A2B,
Series 2020-A, 5.09%(TSFR1M+94bps), 9/15/37(a) 123,113
1,068,348 SMB Private Education Loan Trust, Class A1B,
Series 2024-A, 5.82%(SOFR30A+145bps),
3/15/56(a) 1,078,628
660,382 SMB Private Education Loan Trust, Class APT1,
Series 2021-C, 1.39%, 1/15/53(a) 606,048
2,066,681 SMB Private Education Loan Trust, Class A2A1,
Series 2021-A, 4.99%(TSFR1M+84bps), 1/15/53(a) 2,046,012
261,227 SMB Private Education Loan Trust, Class B, Series
2021-A, 2.31%, 1/15/53(a) 255,144
815,935 SMB Private Education Loan Trust, Class A1A,
Series 2020-B, 1.29%, 7/15/53(a) 777,508
43,717 SMB Private Education Loan Trust, Class A2B,
Series 2017-B, 5.01%(TSFR1M+86bps),
10/15/35(a) 43,654
1,895,894 SMB Private Education Loan Trust, Class APT,
Series 2022-A, 2.85%, 11/16/54(a) 1,794,012
3,818,669 SMB Private Education Loan Trust, Class A1B,
Series 2022-D, 6.17%(SOFR30A+180bps),
10/15/58(a) 3,862,538
7,112,720 SMB Private Education Loan Trust, Class A1B,
Series 2023-B, 6.17%(SOFR30A+180bps),
10/16/56(a) 7,257,133
1,610,387 SoFi Consumer Loan Program Trust, Class A, Series
2025-1, 4.80%, 2/27/34, Callable 3/25/28 @ 100(a) 1,618,774
854,480 SoFi Personal Loan Trust, Class A, Series 2024-1A,
6.06%, 2/12/31, Callable 9/12/27 @ 100(a) 859,829
70,040 SoFi Professional Loan Program LLC, Class A2FX,
Series 2017-F, 2.84%, 1/25/41, Callable 12/25/25
@ 100(a) 69,885
176,732 SoFi Professional Loan Program LLC, Class A2FX,
Series 2019-B, 3.09%, 8/17/48, Callable 11/15/26
@ 100(a) 173,648
Principal Amount Value
Asset-Backed Securities, continued
$ 297,633 SoFi Professional Loan Program Trust, Class AFX,
Series 2020-C, 1.95%, 2/15/46, Callable 10/15/28
@ 100(a) $ 276,366
526,495 SoFi Professional Loan Program Trust, Class A2FX,
Series 2020-A, 2.54%, 5/15/46, Callable 1/15/28
@ 100(a) 509,665
3,067,000 Toyota Auto Loan Extended Note Trust, Class A,
Series 2023-1A, 4.93%, 6/25/36, Callable 6/25/28
@ 100(a) 3,138,392
1,325,148 UPX HIL 2025-1 Issuer Trust, Class A, Series 2025-
1, 5.16%, 1/25/47(a) 1,321,590
1,482,000 Westlake Automobile Receivables Trust, Class A3,
Series 2025-P1, 4.58%, 6/15/29, Callable 3/15/28
@ 100(a) 1,493,897
Total Asset-Backed Securities (Cost $146,260,577) 146,703,935
Collateralized Mortgage Obligations (4.8%):
1,097,464 A&D Mortgage Trust, Class A1, Series 2023-NQM5,
7.05%, 11/25/68, Callable 11/25/26 @ 100(a)(b) 1,156,125
2,915,094 A&D Mortgage Trust, Class A1, Series 2025-NQM2,
5.79%, 6/25/70, Callable 5/25/28 @ 100(a)(b) 2,908,487
2,200,000 AGL CLO 28, Ltd., Class AL2, Series 2023-28A,
6.03%(TSFR3M+170bps), 1/21/37, Callable
1/21/26 @ 100(a) 2,207,344
4,895,000 Anchorage Capital CLO 7, Ltd., Class AR3, Series
2015-7A, 5.87%(TSFR3M+156bps), 4/28/37,
Callable 4/28/26 @ 100(a) 4,916,514
3,353,449 Angel Oak Mortgage Trust, Class A1, Series 2024-1,
5.21%, 8/25/68, Callable 1/25/27 @ 100(a)(b) 3,412,540
1,607,499 Angel Oak Mortgage Trust, Class A1, Series 2025-2,
5.64%, 2/25/70, Callable 2/25/28 @ 100(a)(b) 1,621,311
4,142,820 Angel Oak Mortgage Trust, Class A1, Series 2024-2,
5.99%, 1/25/69, Callable 1/25/27 @ 100(a)(b) 4,302,238
1,031,244 Angel Oak Mortgage Trust, Class A1, Series 2023-6,
6.50%, 12/25/67, Callable 8/25/26 @ 100(a)(b) 1,084,395
981,005 Angel Oak Mortgage Trust, Class A1, Series 2023-1,
4.75%, 9/26/67, Callable 1/25/26 @ 100(a)(b) 991,972
640,000 Apidos CLO LIII, Class A1, Series 2025-53A,
5.65%(TSFR3M+132bps), 7/20/38, Callable
7/20/27 @ 100(a) 642,653
630,000 Ares LXVII CLO, Ltd., Class A1R, Series 2022-67A,
5.51%(TSFR3M+119bps), 1/25/38, Callable
1/25/27 @ 100(a) 630,915
1,155,206 Arroyo Mortgage Trust, Class A1, Series 2022-2,
4.95%, 7/25/57, Callable 10/25/25 @ 100(a) 1,152,485
1,750,000 Benefit Street Partners CLO, Ltd., Class A1R, Series
2015-6BR, 5.51%(TSFR3M+118bps), 4/20/38,
Callable 4/20/27 @ 100(a) 1,749,125
2,749,199 BRAVO Residential Funding Trust, Class A1, Series
2025-NQM4, 5.61%, 2/25/65, Callable 4/25/28 @
100(a)(b) 2,756,244
2,303,328 BRAVO Residential Funding Trust, Class A1, Series
2025-NQM2, 5.68%, 11/25/64, Callable 2/25/28
@ 100(a)(b) 2,304,165
1,864,202 BRAVO Residential Funding Trust, Class A1, Series
2023-NQM6, 6.60%, 9/25/63, Callable 8/25/26 @
100(a)(b) 1,900,432
2,470,085 Chase Home Lending Mortgage Trust, Class
A11, Series 2025-2, 5.56%(SOFR30A+120bps),
12/25/55, Callable 7/25/39 @ 100(a) 2,421,924

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 2,694,202 Chase Home Lending Mortgage Trust, Class A11,
Series 2025-8, 5.66%(SOFR30A+130bps), 6/25/56,
Callable 7/25/35 @ 100(a) $ 2,704,386
186,805 Chase Home Lending Mortgage Trust, Class A11,
Series 2019-ATR2, 5.17%(TSFR1M+101bps),
7/25/49, Callable 10/25/33 @ 100(a) 181,056
95,932 CIM Trust, Class A1, Series 2021-R6, 1.43%,
7/25/61, Callable 9/25/26 @ 100(a)(b) 86,957
520,961 CIM Trust, Class A11, Series 2019-INV3,
5.42%(SOFR30A+106bps), 8/25/49, Callable
10/25/33 @ 100(a) 508,826
525,067 COLT Mortgage Loan Trust, Class A1, Series 2023-
4, 7.16%, 10/25/68, Callable 10/25/26 @ 100(a)(b) 541,025
1,349,970 COLT Mortgage Loan Trust, Class A1, Series 2025-
INV2, 5.60%, 2/25/70, Callable 2/25/28 @ 100(a)(b) 1,342,929
660,807 Cross Mortgage Trust, Class A1A, Series 2023-H2,
7.14%, 11/25/68, Callable 10/25/26 @ 100(a)(b) 676,294
2,557,868 Cross Mortgage Trust, Class A1, Series 2025-H2,
5.36%, 3/25/70, Callable 2/25/28 @ 100(a)(b) 2,573,769
429,472 CSMC, Class A1, Series 2021-NQM4, 1.10%,
5/25/66, Callable 10/25/25 @ 100(a)(b) 367,538
1,279,325 CSMC, Class A1, Series 2021-NQM8, 1.84%,
10/25/66, Callable 10/25/25 @ 100(a)(b) 1,155,268
619,719 Dryden 37 Senior Loan Fund, Class AR, Series 2015-
37A, 5.68%(TSFR3M+136bps), 1/15/31, Callable
10/15/25 @ 100(a) 619,960
2,776,170 EFMT, Class A1, Series 2025-INV2, 5.39%, 5/26/70,
Callable 4/25/28 @ 100(a)(b) 2,762,772
3,860,000 Elmwood CLO 26, Ltd., Class A1, Series 2024-1A,
5.83%(TSFR3M+150bps), 4/18/37, Callable
4/18/26 @ 100(a) 3,875,418
371,865 Flagstar Mortgage Trust, Class A11, Series 2019-
1INV, 5.22%(TSFR1M+106bps), 10/25/49, Callable
12/25/31 @ 100(a) 363,787
1,120,000 Flatiron CLO 23 LLC, Class AR, Series 2023-1A,
5.56%(TSFR3M+124bps), 4/17/36, Callable
7/17/26 @ 100(a) 1,120,425
312,185 FS RIALTO, Class A, Series  2021-FL2,
5.48%(TSFR1M+133bps), 5/16/38, Callable
10/16/25 @ 100(a) 312,215
1,869,390 GCAT Trust, Class A1, Series 2021-NQM7, 1.92%,
8/25/66, Callable 10/25/38 @ 100(a)(b) 1,695,293
2,590,214 GCAT Trust, Class A1, Series 2025-INV2, 6.00%,
5/25/55, Callable 8/25/36 @ 100(a)(b) 2,628,257
3,325,000 Golub Capital Partners CLO 81 B, Ltd., Class A1,
Series 2025-81A, 5.64%(TSFR3M+131bps),
7/20/38, Callable 7/20/27 @ 100(a) 3,336,028
1,500,000 Halseypoint CLO 7, Ltd., Class A1R, Series 2023-
7A, 5.78%(TSFR3M+145bps), 7/20/38, Callable
7/20/27 @ 100(a) 1,507,716
2,478,429 Homes Trust, Class A1, Series 2025-NQM2, 5.43%,
2/25/70, Callable 4/25/28 @ 100(a)(b) 2,492,892
799,789 Homeward Opportunities Fund Trust, Class A1,
Series 2022-1, 5.08%, 7/25/67, Callable 10/25/25
@ 100(a)(b) 790,512
3,245,000 INCREF LLC, Class A, Series 2025-FL1,
5.86%(TSFR1M+173bps), 10/19/42, Callable
10/19/27 @ 100(a) 3,245,065
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,330,000 J.P. Morgan Mortgage Trust, Class A12, Series
2021-14, 5.00%, 5/25/52, Callable 9/25/39 @
100(a)(b) $ 1,310,465
322,581 J.P. Morgan Mortgage Trust, Class A11, Series
2019-INV2, 5.17%(TSFR1M+101bps), 2/25/50,
Callable 8/25/29 @ 100(a) 316,918
124,049 J.P. Morgan Mortgage Trust, Class A11, Series
2019-7, 5.17%(TSFR1M+101bps), 2/25/50,
Callable 4/25/33 @ 100(a) 120,535
17,833 J.P. Morgan Mortgage Trust, Class A11, Series
2020-LTV1, 5.44%(TSFR1M+111bps), 6/25/50,
Callable 11/25/27 @ 100(a) 17,841
289,260 J.P. Morgan Mortgage Trust, Class A11, Series
2019-INV3, 5.27%(TSFR1M+111bps), 5/25/50,
Callable 12/25/40 @ 100(a) 285,588
824,882 J.P. Morgan Mortgage Trust, Class A12, Series
2021-12, 5.00%, 2/25/52, Callable 3/25/43 @
100(a)(b) 812,766
11,326 J.P. Morgan Mortgage Trust, Class A11, Series
2019-LTV3, 5.12%(TSFR1M+96bps), 3/25/50,
Callable 12/25/25 @ 100(a) 11,324
854,679 J.P. Morgan Mortgage Trust, Class A4, Series 2021-
10, 2.50%, 12/25/51, Callable 6/25/42 @ 100(a)(b) 766,315
1,325,000 JPMorgan Mortgage Trust 2025 Vis3, Class A1,
Series 2025-VIS3, 5.06%, 2/25/66, Callable 9/25/28
@ 100(a)(b) 1,326,365
881,392 Madison Park Funding XXXV, Ltd., Class A1R, Series
2019-35A, 5.58%(TSFR3M+125bps), 4/20/32,
Callable 10/20/25 @ 100(a) 882,709
2,326,368 MFA Trust, Class A1, Series 2023-NQM3, 6.62%,
7/25/68, Callable 8/25/26 @ 100(a)(b) 2,385,754
1,638,663 MFA Trust, Class A1, Series 2025-NQM2, 5.68%,
5/27/70, Callable 5/25/28 @ 100(a)(b) 1,637,876
1,028,494 MFA Trust, Class A1, Series 2023-INV2, 6.78%,
10/25/58, Callable 9/25/26 @ 100(a)(b) 1,066,816
5,095,472 MFA Trust, Class A1, Series 2025-NQM1, 5.44%,
3/25/70, Callable 2/25/28 @ 100(a)(b) 5,062,135
8,351,498 Morgan Stanley Residential Mortgage Loan Trust,
Class A1, Series 2025-NQM3, 5.53%, 5/25/70,
Callable 5/25/28 @ 100(a)(b) 8,430,918
1,957,295 OBX Trust, Class A1, Series 2025-NQM6, 5.60%,
3/25/65, Callable 3/25/28 @ 100(a)(b) 1,976,973
469,721 OBX Trust, Class A1, Series 2023-NQM9, 7.16%,
10/25/63, Callable 10/25/26 @ 100(a)(b) 488,007
1,222,034 OBX Trust, Class A1, Series 2025-NQM3, 5.65%,
12/1/64, Callable 2/25/28 @ 100(a)(b) 1,235,584
2,509,410 OBX Trust, Class A1, Series 2025-NQM4, 5.40%,
2/25/55, Callable 2/25/28 @ 100(a)(b) 2,496,993
1,175,000 OCP CLO, Ltd., Class A, Series 2025-40A,
5.46%(TSFR3M+114bps), 4/16/38, Callable
4/16/27 @ 100(a) 1,174,906
294,261 Octagon Investment Partners XVI, Ltd., Class
A1R, Series 2013-1A, 5.60%(TSFR3M+128bps),
7/17/30, Callable 10/17/25 @ 100(a) 294,261
1,200,000 Octagon Investment Partners XVII, Ltd., Class
A2R2, Series 2013-1A, 5.68%(TSFR3M+136bps),
1/25/31, Callable 10/25/25 @ 100(a) 1,200,127
725,000 PARK BLUE CLO III, Ltd., Class A1R, Series 2023-
3A, 5.81%(TSFR3M+148bps), 4/20/37, Callable
4/20/27 @ 100(a) 729,402

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 626,733 PRET Trust, Class A1, Series 2025-RPL2, 4.00%,
8/25/64, Callable 3/25/27 @ 100(a)(b) $ 606,503
1,751,760 PRKCM Trust, Class A1, Series 2021-AFC2, 2.07%,
11/25/56, Callable 10/25/39 @ 100(a)(b) 1,549,651
613,052 PRPM LLC, Class A1, Series 2024-RCF1, 4.00%,
1/25/54, Callable 1/25/26 @ 100(a)(b) 610,379
686,656 PRPM Trust, Class A1, Series 2024-NQM2, 6.33%,
6/25/69, Callable 7/25/27 @ 100(a)(b) 697,077
1,803,505 PRPM Trust, Class A1, Series 2025-NQM1, 5.80%,
11/25/69, Callable 2/25/27 @ 100(a)(b) 1,825,071
955,000 Regatta XVIII Funding, Ltd., Class A1R, Series 2021-
1A, 5.48%(TSFR3M+116bps), 4/15/38, Callable
4/15/27 @ 100(a) 955,454
3,555,000 Santander Mortgage Asset Receivable Trust 2025
Nqm, Class A1, Series 2025-NQM5, 5.07%,
8/25/65, Callable 9/25/28 @ 100(a)(b) 3,554,822
1,052,964 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2019-2, 3.50%, 8/26/58, Callable 1/25/53
@ 100 1,012,185
378,512 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2018-2, 3.50%, 11/25/57, Callable 11/25/44
@ 100 365,390
462,676 Sequoia Mortgage Trust, Class A1, Series 2022-1,
2.50%, 2/25/52, Callable 3/25/46 @ 100(a)(b) 387,651
2,637,299 Sequoia Mortgage Trust, Class A1A, Series
2024-HYB1, 4.44%, 11/25/63, Callable 6/25/31 @
100(a)(b) 2,623,752
662,536 SG Residential Mortgage Trust, Class A1, Series
2022-2, 5.35%, 8/25/62, Callable 10/25/25 @
100(a)(b) 659,470
604,570 SG Residential Mortgage Trust, Class A1, Series
2021-1, 1.16%, 7/25/61, Callable 10/25/25 @
100(a)(b) 516,237
3,200,000 TRESTLES CLO, Ltd., Class A1RR, Series 2017-1A,
5.78%(TSFR3M+146bps), 7/25/37, Callable
7/25/26 @ 100(a) 3,208,720
2,589,400 UWM Mortgage Trust, Class A10, Series 2021-
INV5, 5.00%, 1/25/52, Callable 5/25/45 @ 100(a)(b) 2,525,474
1,479,200 Verus Securitization Trust, Class A1, Series 2022-2,
4.26%, 2/25/67, Callable 12/25/27 @ 100(a)(b) 1,418,997
Total Collateralized Mortgage Obligations (Cost $126,987,013) 127,594,668
Collateralized Mortgage- Backed Securities (4.4%):
2,045,000 1345T, Class A, Series 2025-AOA,
5.75%(TSFR1M+160bps), 6/15/42(a) 2,054,260
995,000 1345T, Class B, Series 2025-AOA,
6.15%(TSFR1M+200bps), 6/15/42(a) 999,952
2,308,000 ALA Trust, Class A, Series 2025-OANA,
5.89%(TSFR1M+174bps), 6/15/40(a) 2,319,996
1,454,000 ALA Trust, Class B, Series 2025-OANA,
5.99%(TSFR1M+184bps), 6/15/40(a) 1,463,370
2,810,000 Alen Mortgage Trust, Class A, Series 2021-ACEN,
5.42%(TSFR1M+126bps), 4/15/34(a) 2,722,474
2,720,000 BAY Mortgage Trust, Class A, Series 2025-LIVN,
5.95%(TSFR1M+180bps), 5/15/35(a) 2,730,184
563,000 BBCMS Mortgage Trust, Class D, Series 2025-C35,
4.50%, 7/15/58, Callable 7/15/35 @ 100(a) 425,240
1,405,000 BBCMS Mortgage Trust, Class A4, Series 2023-C22,
6.52%, 11/15/56, Callable 10/15/33 @ 100(b) 1,521,531
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 4,229,000 BBCMS Mortgage Trust, Class A, Series 2018-TALL,
5.07%(TSFR1M+92bps), 3/15/37(a) $ 3,997,248
3,120,000 Benchmark Mortgage Trust, Class A5, Series 2019-
B12, 3.12%, 8/15/52, Callable 8/15/29 @ 100 2,949,568
1,040,000 Benchmark Mortgage Trust, Class B, Series 2019-
B15, 3.56%, 12/15/72, Callable 12/15/29 @ 100 906,541
750,000 BFLD Commercial Mortgage Trust, Class A, Series
2024-UNIV, 5.64%(TSFR1M+149bps), 11/15/41(a) 751,771
560,000 BFLD Commercial Mortgage Trust, Class B, Series
2024-UNIV, 5.99%(TSFR1M+184bps), 11/15/41(a) 561,093
2,636,000 BFLD Mortgage Trust, Class B, Series 2025-5MW,
5.16%, 10/10/42(a)(b) 2,628,824
2,141,363 BFLD Mortgage Trust, Class A, Series 2024-WRHS,
5.64%(TSFR1M+149bps), 8/15/26(a) 2,141,512
1,493,000 BFLD Trust, Class B, Series 2025-FPM, 5.59%,
10/10/30(a)(b) 1,493,436
1,185,000 BFLD Trust, Class A, Series 2025-FPM, 5.01%,
10/10/30(a)(b) 1,193,879
1,270,000 BMO Mortgage Trust, Class A3, Series 2024-5C8,
5.63%, 12/15/57, Callable 12/15/29 @ 100(b) 1,323,244
1,426,000 BSTN Commercial Mortgage Trust, Class A, Series
2025-1C, 5.55%, 6/15/44(a)(b) 1,463,612
805,000 Bstn Commercial Mortgage Trust 2025 Hub, Class
A, Series 2025-HUB, 5.06%, 4/13/41(a)(b) 805,000
2,000,000 BX Commercial Mortgage Trust, Class A, Series
2020-VIV4, 2.84%, 3/9/44, Callable 3/9/30 @
100(a) 1,847,565
2,396,660 BX Commercial Mortgage Trust, Class B, Series
2024-AIRC, 6.29%(TSFR1M+214bps), 8/15/39(a) 2,403,467
2,602,623 BX Commercial Mortgage Trust, Class A, Series
2024-AIRC, 5.84%(TSFR1M+169bps), 8/15/39(a) 2,607,357
947,436 BX Commercial Mortgage Trust, Class B, Series
2024-MF, 5.84%(TSFR1M+169bps), 2/15/39(a) 948,659
1,538,485 BX Commercial Mortgage Trust, Class A, Series
2024-BRBK, 7.03%(TSFR1M+288bps), 10/15/41(a) 1,546,522
1,782,862 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 5.91%(TSFR1M+176bps), 12/9/40(a) 1,785,062
1,026,407 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 5.59%(TSFR1M+144bps), 2/15/39(a) 1,027,439
1,307,168 BX Trust, Class A, Series 2024-CNYN,
5.59%(TSFR1M+144bps), 4/15/41(a) 1,309,827
3,049,000 BX Trust, Class A, Series 2025-LIFE, 6.08%,
6/13/47(a)(b) 3,140,267
2,805,000 BX Trust, Class A, Series 2024-VLT4,
5.64%(TSFR1M+149bps), 6/15/41(a) 2,806,083
780,000 BX Trust, Class B, Series 2024-PAT,
7.19%(TSFR1M+304bps), 3/15/41(a) 779,962
1,930,000 BX Trust, Class A, Series 2024-PAT,
6.24%(TSFR1M+209bps), 3/15/41(a) 1,930,742
1,273,000 BX Trust, Class A, Series 2025-TAIL,
5.55%(TSFR1M+140bps), 6/15/35(a) 1,270,823
940,000 BX Trust, Class B, Series 2024-BIO,
6.09%(TSFR1M+194bps), 2/15/41(a) 937,968
1,883,000 BX Trust, Class A, Series 2023-DELC,
6.84%(TSFR1M+269bps), 5/15/38(a) 1,893,504
585,009 Cantor Commercial Real Estate Lending, Class
A4, Series 2019-CF2, 2.62%, 11/15/52, Callable
10/15/29 @ 100 540,136
1,950,000 CEDR Commercial Mortgage Trust, Class A, Series
2022-SNAI, 5.14%(TSFR1M+99bps), 2/15/39(a) 1,906,357

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 1,460,000 COAST Commercial Mortgage Trust, Class A, Series
2023-2HTL, 6.74%(TSFR1M+259bps), 8/15/36(a) $ 1,460,028
157,085 COMM Mortgage Trust, Class A4, Series 2015-
CR26, 3.63%, 10/10/48, Callable 8/10/27 @ 100 156,833
1,460,000 CONE Trust, Class A, Series 2024-DFW1,
5.79%(TSFR1M+164bps), 8/15/41(a) 1,460,602
485,000 CSAIL Commercial Mortgage Trust, Class B, Series
2019-C15, 4.48%, 3/15/52, Callable 2/15/29 @ 100 455,902
2,135,000 CSMC, Class B, Series 2021-BHAR,
5.77%(TSFR1M+161bps), 11/15/38(a) 2,115,363
664,000 Dk Trust 2025 Lxp, Class A, Series 2025-LXP,
5.74%(TSFR1M+159bps), 8/15/37(a) 664,083
5,430,000 ELM Trust, Class A15, Series 2024-ELM, 5.99%,
6/10/39(a)(b) 5,466,012
5,430,000 ELM Trust, Class A10, Series 2024-ELM, 5.99%,
6/10/39(a)(b) 5,466,012
1,373,805 GS Mortgage Backed Securities Trust 2025 Nqm4,
Class A1, Series 2025-NQM4, 5.01%, 10/25/65,
Callable 9/25/28 @ 100(a)(b) 1,373,268
1,010,000 GS Mortgage Securities Corp. Trust, Class A, Series
2024-RVR, 5.37%, 8/10/41(a)(b) 1,021,381
1,505,000 GS Mortgage Securities Corp. Trust, Class B, Series
2023-FUN, 6.94%(TSFR1M+279bps), 3/15/28(a) 1,512,641
1,900,000 Hudson Yards Mortgage Trust, Class A, Series 2025-
SPRL, 5.65%, 1/13/40(a)(b) 1,963,770
2,299,000 INTOWN Mortgage Trust, Class A, Series 2025-
STAY, 5.50%(TSFR1M+135bps), 3/15/42(a) 2,298,988
1,160,000 INV Mortgage Trust, Class A, Series 2024-IND,
5.89%(TSFR1M+174bps), 11/15/41(a) 1,151,372
270,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class D, Series 2022-OPO, 3.56%, 1/5/39(a)
(b) 216,635
43,209 J.P. Morgan Mortgage Trust, Class A5, Series
2019-LTV3, 3.49%, 3/25/50, Callable 12/25/25 @
100(a)(b) 42,943
835,814 J.P. Morgan Mortgage Trust, Class A3, Series 2024-
2, 6.00%, 8/25/54, Callable 12/25/30 @ 100(a)(b) 848,090
329,362 LBA Trust, Class A, Series 2024-7IND,
5.59%(TSFR1M+144bps), 10/15/41(a) 329,764
13,107 LCM XVIII LP, Class A1R, Series 18A,
5.61%(TSFR3M+128bps), 4/20/31, Callable
10/20/25 @ 100(a) 13,108
1,545,000 Manhattan West Mortgage Trust, Class A, Series
2020-1MW, 2.13%, 9/10/39(a) 1,472,763
301,000 MCR Mortgage Trust, Class A, Series 2024-HF1,
5.94%(TSFR1M+179bps), 12/15/41(a) 301,378
630,000 MF1, Class A, Series 2021-W10,
5.22%(TSFR1M+107bps), 12/15/34(a) 627,595
1,115,000 MIRA Trust, Class A, Series 2023-MILE, 6.75%,
6/10/38(a) 1,161,248
1,540,000 Morgan Stanley Capital I Trust, Class A4, Series
2016-BNK2, 3.05%, 11/15/49, Callable 11/15/26
@ 100 1,510,587
1,755,000 NCMF Trust, Class B, Series 2025-MFS, 5.69%,
6/10/33(a)(b) 1,771,230
2,876,000 NCMF Trust, Class A, Series 2025-MFS, 5.05%,
6/10/33(a)(b) 2,883,716
345,000 NY Commercial Mortgage Trust, Class A, Series
2025-299P, 5.85%, 2/10/47(a)(b) 361,963
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 1,881,000 NYC Commercial Mortgage Trust, Class A, Series
2025-3BP, 5.36%(TSFR1M+121bps), 2/15/42(a) $ 1,869,507
1,510,000 One New York Plaza Trust, Class A, Series 2020-
1NYP, 5.22%(TSFR1M+106bps), 1/15/36(a) 1,453,773
701,000 ONNI Commerical Mortgage Trust, Class A, Series
2024-APT, 5.75%, 7/15/39(a)(b) 717,251
1,117,000 PRM5 Trust, Class A, Series 2025-PRM5, 4.62%,
3/10/33(a)(b) 1,114,148
732,000 SCG Commercial Mortgage Trust, Class B, Series
2025-DLFN, 5.65%(TSFR1M+150bps), 3/15/35(a) 730,219
125,000 SG Commercial Mortgage Securities Trust, Class
A4, Series 2016-C5, 3.06%, 10/10/48, Callable
7/10/26 @ 100 122,487
2,900,000 TCO Commercial Mortgage Trust, Class A, Series
2024-DPM, 5.39%(TSFR1M+124bps), 12/15/39(a) 2,903,682
2,537,000 TEXAS Commercial Mortgage Trust, Class A, Series
2025-TWR, 5.44%(TSFR1M+129bps), 4/15/42(a) 2,529,968
3,060,000 VEGAS Trust, Class A, Series 2024-TI, 5.52%,
11/10/39(a) 3,106,060
7,955,275 Wells Fargo Commercial Mortgage Trust, Class
XA, Series 2016-LC25, 0.96%, 12/15/59, Callable
9/15/26 @ 100(b) 46,349
316,000 WHARF Commercial Mortgage Trust, Class B, Series
2025-DC, 5.73%, 7/15/40(a)(b) 322,090
Total Collateralized Mortgage- Backed Securities (Cost
$116,167,451) 116,157,284
Corporate Bonds (25.1%):
Aerospace & Defense (0.3%):
988,000 Boeing Co. (The), 7.01%, 5/1/64, Callable 11/1/63
@ 100 1,141,506
1,355,000 L3Harris Technologies, Inc., 4.40%, 6/15/28,
Callable 3/15/28 @ 100 1,364,398
147,000 L3Harris Technologies, Inc., 5.60%, 7/31/53,
Callable 1/31/53 @ 100 147,159
2,512,000 Northrop Grumman Corp., 4.95%, 3/15/53, Callable
9/15/52 @ 100 2,301,580
1,274,000 Northrop Grumman Corp., 5.20%, 6/1/54, Callable
12/1/53 @ 100 1,205,950
238,000 Textron, Inc., 3.00%, 6/1/30, Callable 3/1/30 @ 100 223,593
182,000 Textron, Inc., 2.45%, 3/15/31, Callable 12/15/30
@ 100 163,526
6,547,712
Air Freight & Logistics (0.0%
†
):
266,473 United Airlines Pass Through Trust, Series 2019-1,
Class AA, 4.15%, 8/25/31 258,704
Banks (4.5%):
6,617,000 Bank of America Corp., 2.55% (SOFR), 2/4/28,
Callable 2/4/27 @ 100 6,480,524
1,129,000 Bank of America Corp., 3.42% (TSFR3M), 12/20/28,
Callable 12/20/27 @ 100 1,112,276
5,996,000 Bank of America Corp., 2.09% (SOFR), 6/14/29,
Callable 6/14/28 @ 100 5,664,865
3,649,000 Bank of America Corp., 1.92% (SOFR), 10/24/31,
Callable 10/24/30 @ 100, MTN 3,238,393
991,000 Bank of America Corp., 2.30% (SOFR), 7/21/32,
Callable 7/21/31 @ 100 879,559
5,770,000 Bank of America Corp., 2.57% (SOFR), 10/20/32,
Callable 10/20/31 @ 100 5,170,503

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 708,000 Bank of America Corp., 2.97% (SOFR), 2/4/33,
Callable 2/4/32 @ 100 $ 645,020
1,499,000 Bank of America Corp., 5.02% (SOFR), 7/22/33,
Callable 7/22/32 @ 100 1,530,831
6,961,000 Citigroup, Inc., 4.64% (SOFR), 5/7/28, Callable
5/7/27 @ 100 7,013,103
1,480,000 Citigroup, Inc., 4.79% (SOFR), 3/4/29, Callable
3/4/28 @ 100 1,498,596
417,000 Citigroup, Inc., 5.17% (SOFR), 2/13/30, Callable
2/13/29 @ 100 427,930
7,036,000 Citigroup, Inc., 2.67% (SOFR), 1/29/31, Callable
1/29/30 @ 100 6,540,870
142,000 Citigroup, Inc., 2.57% (SOFR), 6/3/31, Callable
6/3/30 @ 100 130,647
1,345,000 Citigroup, Inc., 4.50% (SOFR), 9/11/31, Callable
9/11/30 @ 100 1,345,051
2,915,000 Citigroup, Inc., 2.52% (SOFR), 11/3/32, Callable
11/3/31 @ 100 2,583,253
2,750,000 Citigroup, Inc., 3.06% (SOFR), 1/25/33, Callable
1/25/32 @ 100 2,498,779
940,000 Citigroup, Inc., 3.79% (SOFR), 3/17/33, Callable
3/17/32 @ 100 893,272
405,000 Citigroup, Inc., 5.17% (SOFR), 9/11/36, Callable
9/11/35 @ 100 409,099
57,000 FNB Corp., 5.72% (SOFRINDX), 12/11/30, Callable
12/11/29 @ 100 58,127
15,483,000 JP Morgan Chase & Co., 4.98% (SOFR), 7/22/28,
Callable 7/22/27 @ 100 15,715,028
5,607,000 JP Morgan Chase & Co., 3.88% (TSFR3M), 7/24/38,
Callable 7/24/37 @ 100 5,046,479
9,126,000 JPMorgan Chase & Co., 4.92% (SOFR), 1/24/29,
Callable 1/24/28 @ 100 9,285,166
1,347,000 JPMorgan Chase & Co., 2.07% (SOFR), 6/1/29,
Callable 6/1/28 @ 100 1,277,681
154,000 JPMorgan Chase & Co., 5.58% (SOFR), 4/22/30,
Callable 4/22/29 @ 100 160,795
5,782,000 JPMorgan Chase & Co., 2.74% (TSFR3M),
10/15/30, Callable 10/15/29 @ 100 5,456,757
9,753,000 JPMorgan Chase & Co., 4.60% (SOFR), 10/22/30,
Callable 10/22/29 @ 100 9,863,570
2,650,000 JPMorgan Chase & Co., 5.29% (SOFR), 7/22/35,
Callable 7/22/34 @ 100 2,733,451
2,870,000 JPMorgan Chase Co., 5.14% (SOFR), 1/24/31,
Callable 1/24/30 @ 100 2,966,613
870,000 JPMorgan Chase Co., 5.58% (SOFR), 7/23/36,
Callable 7/23/35 @ 100 901,640
2,195,000 KeyBank NA, 5.00%, 1/26/33, Callable 10/26/32
@ 100 2,207,999
8,964,000 Wells Fargo & Co, 5.71% (SOFR), 4/22/28, Callable
4/22/27 @ 100 9,164,982
1,122,000 Wells Fargo & Co., 5.24% (SOFR), 1/24/31, Callable
1/24/30 @ 100 1,161,453
4,048,000 Wells Fargo & Co., 5.39% (SOFR), 4/24/34, Callable
4/24/33 @ 100 4,199,011
208,000 Wells Fargo & Co., 3.90%, 5/1/45 170,915
463,000 Wells Fargo & Co., 5.01% (TSFR3M), 4/4/51,
Callable 4/4/50 @ 100, MTN 432,456
118,864,694
Principal Amount Value
Corporate Bonds, continued
Biotechnology (0.0%
†
):
$ 665,000 Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51
@ 100 $ 438,233
897,000 Amgen, Inc., 4.40%, 2/22/62, Callable 8/22/61
@ 100 714,014
1,152,247
Broadline Retail (0.0%
†
):
86,000 eBay, Inc., 6.30%, 11/22/32, Callable 8/22/32 @
100 94,369
Capital Markets (2.7%):
196,000 Goldman Sachs Group Inc (The), 4.02% (TSFR3M),
10/31/38, Callable 10/31/37 @ 100 174,809
1,491,000 Goldman Sachs Group, Inc. (The), 1.95% (SOFR),
10/21/27, Callable 10/21/26 @ 100 1,453,776
3,426,000 Goldman Sachs Group, Inc. (The), 3.62% (SOFR),
3/15/28, Callable 3/15/27 @ 100 3,400,233
3,273,000 Goldman Sachs Group, Inc. (The), 4.48% (SOFR),
8/23/28, Callable 8/23/27 @ 100 3,292,343
2,746,000 Goldman Sachs Group, Inc. (The), 3.81% (TSFR3M),
4/23/29, Callable 4/23/28 @ 100 2,722,379
6,002,000 Goldman Sachs Group, Inc. (The), 6.48% (SOFR),
10/24/29, Callable 10/24/28 @ 100 6,393,480
839,000 Goldman Sachs Group, Inc. (The), 4.69% (SOFR),
10/23/30, Callable 10/23/29 @ 100 848,332
4,030,000 Goldman Sachs Group, Inc. (The), 5.21% (SOFR),
1/28/31, Callable 1/28/30 @ 100 4,155,321
3,298,000 Goldman Sachs Group, Inc. (The), 5.22% (SOFR),
4/23/31, Callable 4/23/30 @ 100 3,408,988
3,248,000 Goldman Sachs Group, Inc. (The), 2.65% (SOFR),
10/21/32, Callable 10/21/31 @ 100 2,923,115
3,469,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 3,183,886
255,000 Goldman Sachs Group, Inc. (The), 5.85% (SOFR),
4/25/35, Callable 4/25/34 @ 100 271,338
469,000 Morgan Stanley, 1.59% (SOFR), 5/4/27, Callable
5/4/26 @ 100 461,357
1,073,000 Morgan Stanley, 2.48% (SOFR), 1/21/28, Callable
1/21/27 @ 100 1,048,869
3,602,000 Morgan Stanley, 5.65% (SOFR), 4/13/28, Callable
4/13/27 @ 100 3,683,092
130,000 Morgan Stanley, 3.77% (TSFR3M), 1/24/29,
Callable 1/24/28 @ 100 128,689
1,963,000 Morgan Stanley, 4.99% (SOFR), 4/12/29, Callable
4/12/28 @ 100 2,001,210
2,642,000 Morgan Stanley, 5.16% (SOFR), 4/20/29, Callable
4/20/28 @ 100 2,704,631
6,845,000 Morgan Stanley, 5.45% (SOFR), 7/20/29, Callable
7/20/28 @ 100 7,076,162
761,000 Morgan Stanley, 6.41% (SOFR), 11/1/29, Callable
11/1/28 @ 100 808,677
925,000 Morgan Stanley, 5.66% (SOFR), 4/18/30, Callable
4/18/29 @ 100 966,735
373,000 Morgan Stanley, 4.65% (SOFR), 10/18/30, Callable
10/18/29 @ 100 376,359
1,691,000 Morgan Stanley, 5.23% (SOFR), 1/15/31, Callable
1/15/30 @ 100 1,747,811
1,612,000 Morgan Stanley, 2.70% (SOFR), 1/22/31, Callable
1/22/30 @ 100, MTN 1,504,786

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 6,463,000 Morgan Stanley, 5.19% (SOFR), 4/17/31, Callable
4/17/30 @ 100 $ 6,673,035
190,000 Morgan Stanley, 1.79% (SOFR), 2/13/32, Callable
2/13/31 @ 100, MTN 165,290
1,135,000 Morgan Stanley, 2.24% (SOFR), 7/21/32, Callable
7/21/31 @ 100, MTN 1,003,002
4,918,000 Morgan Stanley, 2.51% (SOFR), 10/20/32, Callable
10/20/31 @ 100, MTN 4,382,971
548,000 Morgan Stanley, 2.94% (SOFR), 1/21/33, Callable
1/21/32 @ 100 497,941
888,000 Morgan Stanley, 5.25% (SOFR), 4/21/34, Callable
4/21/33 @ 100 915,638
1,675,000 MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 1,688,881
350,000 Repsol E P Capital Markets, 4.81%, 9/16/28,
Callable 8/16/28 @ 100(a) 351,394
820,000 Repsol E P Capital Markets US LLC, 5.20%,
9/16/30, Callable 8/16/30 @ 100(a) 825,109
1,080,000 Repsol E P Capital Markets US LLC, 5.98%,
9/16/35, Callable 6/16/35 @ 100(a) 1,098,213
72,337,852
Consumer Finance (0.6%):
865,000 American Express Co., 4.92% (SOFR), 7/20/33,
Callable 7/20/32 @ 100 878,779
2,069,000 General Motors Financial Co., Inc., 3.10%, 1/12/32,
Callable 10/12/31 @ 100 1,856,336
710,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 701,985
825,000 Synchrony Financial, 5.02% (SOFR), 7/29/29,
Callable 7/29/28 @ 100 830,207
4,494,000 Synchrony Financial, 5.94% (SOFRINDX), 8/2/30,
Callable 8/2/29 @ 100 4,662,628
6,918,000 Synchrony Financial, 5.45% (SOFR), 3/6/31, Callable
3/6/30 @ 100 7,030,577
15,960,512
Diversified Consumer Services (0.0%
†
):
145,000 California Institute of Technology, 4.32%, 8/1/45 125,485
360,000 Massachusetts Institute of Technology, 4.68%,
7/1/14^ 310,710
436,195
Diversified REITs (0.2%):
5,602,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 5,084,129
Diversified Telecommunication Services (0.6%):
2,304,000 AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46
@ 100 2,161,878
9,426,000 AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @
100 6,457,027
706,000 T Mobile USA, Inc., 4.20%, 10/1/29, Callable 9/1/29
@ 100 704,856
1,424,000 T-Mobile USA, Inc., 2.05%, 2/15/28, Callable
12/15/27 @ 100 1,357,612
988,000 T-Mobile USA, Inc., 2.70%, 3/15/32, Callable
12/15/31 @ 100 885,876
1,902,000 T-Mobile USA, Inc., 3.60%, 11/15/60, Callable
5/15/60 @ 100 1,288,459
2,215,000 Verizon Communications, Inc., 5.25%, 4/2/35,
Callable 1/2/35 @ 100 2,242,313
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 169,000 Verizon Communications, Inc., 5.40%, 7/2/37,
Callable 4/2/37 @ 100(a) $ 170,997
15,269,018
Electric Utilities (3.4%):
127,000 AEP Texas, Inc., Series E, 6.65%, 2/15/33 138,817
282,000 AEP Texas, Inc., 5.40%, 6/1/33, Callable 3/1/33
@ 100 290,356
975,000 AEP Texas, Inc., 5.70%, 5/15/34, Callable 2/15/34
@ 100 1,014,184
1,377,000 AEP Texas, Inc., 3.45%, 5/15/51, Callable 11/15/50
@ 100 962,797
195,000 AEP Transmission Co. LLC, 5.38%, 6/15/35, Callable
3/15/35 @ 100 201,831
675,000 AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable
3/15/49 @ 100 465,818
958,000 AEP Transmission Co. LLC, Series N, 2.75%,
8/15/51, Callable 2/15/51 @ 100 607,620
170,000 Alabama Power Co., Series B, 3.70%, 12/1/47,
Callable 6/1/47 @ 100 132,968
480,000 Alabama Power Co., 3.00%, 3/15/52, Callable
9/15/51 @ 100 316,849
461,000 Baltimore Gas and Electric Co., 3.20%, 9/15/49,
Callable 3/15/49 @ 100 318,809
203,000 Dominion Energy South Carolina, Inc., 6.25%,
10/15/53, Callable 4/15/53 @ 100 223,942
1,724,000 Duke Energy Carolinas LLC, 4.95%, 1/15/33,
Callable 10/15/32 @ 100 1,769,281
169,000 Duke Energy Carolinas LLC, 5.25%, 3/15/35,
Callable 12/15/34 @ 100 175,032
164,000 Duke Energy Carolinas LLC, 3.95%, 3/15/48,
Callable 9/15/47 @ 100 132,590
957,000 Duke Energy Carolinas LLC, 3.20%, 8/15/49,
Callable 2/15/49 @ 100 668,245
1,386,000 Duke Energy Carolinas LLC, 3.45%, 4/15/51,
Callable 10/15/50 @ 100 1,013,004
527,000 Duke Energy Corp., 3.95%, 8/15/47, Callable
2/15/47 @ 100 415,537
2,118,000 Duke Energy Corp., 3.50%, 6/15/51, Callable
12/15/50 @ 100 1,505,297
2,569,000 Duke Energy Corp., 5.80%, 6/15/54, Callable
12/15/53 @ 100 2,587,805
1,597,000 Duke Energy Florida LLC, 1.75%, 6/15/30, Callable
3/15/30 @ 100 1,426,894
1,076,000 Duke Energy Progress LLC, 2.00%, 8/15/31, Callable
5/15/31 @ 100 945,197
1,069,000 Duke Energy Progress LLC, 5.25%, 3/15/33, Callable
12/15/32 @ 100 1,112,143
1,630,000 Duke Energy Progress LLC, 4.38%, 3/30/44, Callable
9/30/43 @ 100 1,432,586
156,000 Duke Energy Progress LLC, 4.20%, 8/15/45, Callable
2/15/45 @ 100 132,333
1,050,000 Duke Energy Progress LLC, 2.50%, 8/15/50, Callable
2/15/50 @ 100 631,478
465,000 Duke Energy Progress LLC, 5.55%, 3/15/55, Callable
9/15/54 @ 100 466,468
398,000 FirstEnergy Corp., Series B, 3.90%, 7/15/27,
Callable 4/15/27 @ 100 395,117
6,753,000 FirstEnergy Corp., 2.65%, 3/1/30, Callable 12/1/29
@ 100 6,274,172

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 5,241,000 FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable
9/1/49 @ 100 $ 3,666,310
2,089,000 FirstEnergy Transmission LLC, 4.75%, 1/15/33,
Callable 11/15/32 @ 100(a) 2,088,720
1,670,000 FirstEnergy Transmission LLC, 5.00%, 1/15/35,
Callable 10/15/34 @ 100 1,673,113
1,055,000 FirstEnergy Transmission LLC, 5.45%, 7/15/44,
Callable 1/15/44 @ 100(a) 1,035,427
3,127,000 FirstEnergy Transmission LLC, 4.55%, 4/1/49,
Callable 10/1/48 @ 100(a) 2,686,262
3,091,000 Florida Power & Light Co., 2.88%, 12/4/51, Callable
6/4/51 @ 100 2,011,206
2,806,000 Georgia Power Co., 4.70%, 5/15/32, Callable
2/15/32 @ 100 2,839,641
922,000 Georgia Power Co., 4.95%, 5/17/33, Callable
11/17/32 @ 100 937,585
1,605,000 Georgia Power Co., 5.25%, 3/15/34, Callable
9/15/33 @ 100 1,655,344
538,000 Georgia Power Co., 5.20%, 3/15/35, Callable
9/15/34 @ 100 550,078
563,000 MidAmerican Energy Co., 2.70%, 8/1/52, Callable
2/1/52 @ 100 354,130
609,000 NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29
@ 100(a) 603,571
5,907,000 NRG Energy, Inc., 7.00%, 3/15/33, Callable
12/15/32 @ 100(a) 6,509,514
349,000 Ohio Power Co., Series G, 6.60%, 2/15/33 386,502
910,000 Ohio Power Co., 5.00%, 6/1/33, Callable 3/1/33
@ 100 922,081
178,000 Ohio Power Co., 4.15%, 4/1/48, Callable 10/1/47
@ 100 142,493
632,000 Ohio Power Co., Series R, 2.90%, 10/1/51, Callable
4/1/51 @ 100 394,994
395,000 Pacific Gas & Electric Co., 4.75%, 2/15/44, Callable
8/15/43 @ 100 338,202
854,000 Pacific Gas and Electric Co., 6.15%, 1/15/33,
Callable 10/15/32 @ 100 900,929
3,560,000 Pacific Gas and Electric Co., 6.40%, 6/15/33,
Callable 3/15/33 @ 100 3,825,480
140,000 Pacific Gas and Electric Co., 5.80%, 5/15/34,
Callable 2/15/34 @ 100 144,954
475,000 Pacific Gas and Electric Co., 4.50%, 7/1/40, Callable
1/1/40 @ 100 411,355
181,000 Pacific Gas and Electric Co., 3.75%, 8/15/42,
Callable 2/15/42 @ 100 137,760
2,674,000 Pacific Gas and Electric Co., 4.00%, 12/1/46,
Callable 6/1/46 @ 100 2,015,581
3,461,000 Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable
1/1/50 @ 100 2,984,770
3,367,000 Pacific Gas and Electric Co., 3.50%, 8/1/50, Callable
2/1/50 @ 100 2,289,233
220,000 Pacific Gas and Electric Co., 5.25%, 3/1/52, Callable
9/1/51 @ 100 195,397
2,513,000 Pacific Gas and Electric Co., 6.75%, 1/15/53,
Callable 7/15/52 @ 100 2,691,028
1,452,000 Pacific Gas and Electric Co., 5.90%, 10/1/54,
Callable 4/1/54 @ 100 1,419,536
994,000 Pacific Gas And Electric Co., 6.10%, 10/15/55,
Callable 4/15/55 @ 100 992,608
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 285,000 PECO Energy Co., 3.05%, 3/15/51, Callable 9/15/50
@ 100 $ 189,498
1,439,000 PECO Energy Co., 2.85%, 9/15/51, Callable 3/15/51
@ 100 928,928
2,324,000 Southern Co., 4.25%, 7/1/36, Callable 1/1/36 @
100 2,153,488
1,418,173 Texas Electric Market Stabilization Funding N LLC,
Series A-1, 4.27%, 8/1/34(a) 1,414,461
500,000 Vistra Operations Co. LLC, 5.05%, 12/30/26(a) 503,434
2,908,000 Vistra Operations Co. LLC, 6.95%, 10/15/33,
Callable 7/15/33 @ 100(a) 3,245,316
4,901,000 Vistra Operations Co. LLC, 6.00%, 4/15/34, Callable
1/15/34 @ 100(a) 5,150,250
3,204,000 Vistra Operations Co. LLC, 5.70%, 12/30/34,
Callable 9/30/34 @ 100(a) 3,312,837
89,459,186
Energy Equipment & Services (0.0%
†
):
959,000 Duke Energy Ohio, Inc., 5.55%, 3/15/54, Callable
9/15/53 @ 100 955,263
Financial Services (0.4%):
2,980,000 AT&T Reign II Multi-Property Lease-Backed Pass-
Through Trust, 6.09%, 12/15/44(a) 3,006,372
1,781,000 BP Capital Markets America, Inc., 2.77%, 11/10/50,
Callable 5/10/50 @ 100 1,114,074
342,000 DAE Funding LLC, 3.38%, 3/20/28, Callable 1/20/28
@ 100(a) 330,757
1,082,000 Equinix Europe 2 Financing Corp. LLC, 5.50%,
6/15/34, Callable 3/15/34 @ 100 1,122,112
295,000 Franciscan Missionaries of Our Lady Health System,
Inc., Series B, 3.91%, 7/1/49, Callable 1/1/49 @
100 224,334
567,000 Glencore Funding LLC, 4.88%, 3/12/29, Callable
12/12/28 @ 100(a) 575,641
2,233,000 Glencore Funding LLC, 2.50%, 9/1/30, Callable
6/1/30 @ 100(a) 2,035,648
915,000 Northwest Florida Timber Finance LLC, 4.75%,
3/4/29(a) 882,799
9,291,737
Gas Utilities (0.4%):
5,136,000 Cheniere Corpus Christi Holdings LLC, 5.13%,
6/30/27, Callable 1/1/27 @ 100 5,192,676
5,461,000 Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29, Callable 5/18/29 @ 100 5,311,156
301,000 Piedmont Natural Gas Co., Inc., 3.50%, 6/1/29,
Callable 3/1/29 @ 100 293,588
208,000 Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31,
Callable 12/15/30 @ 100 187,759
10,985,179
Ground Transportation (0.0%
†
):
313,909 Union Pacific Railroad Co. Pass Through Trust,
Series 2014, 3.23%, 5/14/26 311,357
Health Care Equipment & Supplies (0.1%):
397,000 Becton Dickinson & Co., 4.87%, 2/8/29, Callable
1/8/29 @ 100 405,610
2,495,000 Sutter Health, Series 2025, 5.54%, 8/15/35,
Callable 2/15/35 @ 100 2,611,928
3,017,538

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services (0.8%):
$ 275,000 AHS Hospital Corp., Series 2021, 2.78%, 7/1/51,
Callable 1/1/51 @ 100 $ 173,836
610,000 City of Hope, Series 2013, 5.62%, 11/15/43 602,653
350,000 CommonSpirit Health, 2.78%, 10/1/30, Callable
4/1/30 @ 100 322,762
130,000 CommonSpirit Health, 3.82%, 10/1/49, Callable
4/1/49 @ 100 97,217
965,000 Corewell Health Obligated Group, Series 2019-A,
3.49%, 7/15/49, Callable 1/15/49 @ 100 712,313
2,980,000 CVS Health Corp., 1.75%, 8/21/30, Callable 5/21/30
@ 100 2,616,106
1,240,000 Duke University Health System, Inc., Series 2017,
3.92%, 6/1/47, Callable 12/1/46 @ 100 999,731
542,000 Elevance Health, Inc., 4.10%, 3/1/28, Callable
12/1/27 @ 100 541,712
1,466,000 Elevance Health, Inc., 3.13%, 5/15/50, Callable
11/15/49 @ 100 966,178
236,000 Elevance Health, Inc., 5.13%, 2/15/53, Callable
8/15/52 @ 100 215,454
138,000 Elevance Health, Inc., 5.65%, 6/15/54, Callable
12/15/53 @ 100 135,565
2,462,000 HCA, Inc., 5.00%, 3/1/28, Callable 2/1/28 @ 100 2,505,479
518,000 HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100 532,036
493,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 513,092
1,490,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 1,419,977
956,000 HCA, Inc., 5.45%, 4/1/31, Callable 2/1/31 @ 100 993,832
1,379,000 HCA, Inc., 5.50%, 6/1/33, Callable 3/1/33 @ 100 1,427,153
1,050,000 HCA, Inc., 5.45%, 9/15/34, Callable 6/15/34 @ 100 1,075,743
1,044,000 HCA, Inc., 5.75%, 3/1/35, Callable 12/1/34 @ 100 1,087,365
3,180,000 HCA, Inc., 3.50%, 7/15/51, Callable 1/15/51 @ 100 2,176,595
299,000 HCA, Inc., 6.20%, 3/1/55, Callable 9/1/54 @ 100 306,742
588,000 HCA, Inc., 6.10%, 4/1/64, Callable 10/1/63 @ 100 586,519
197,000 Hoag Memorial Hospital Presbyterian, 3.80%,
7/15/52, Callable 1/15/52 @ 100 151,581
410,000 Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 308,841
20,468,482
Hotels, Restaurants & Leisure (0.1%):
1,644,000 Expedia Group, Inc., 4.63%, 8/1/27, Callable 5/1/27
@ 100 1,653,746
139,000 Expedia Group, Inc., 5.40%, 2/15/35, Callable
11/15/34 @ 100 142,381
1,796,127
Household Durables (0.1%):
2,427,000 Dr. Horton, Inc., 5.50%, 10/15/35, Callable 7/15/35
@ 100 2,509,950
Industrial Conglomerates (0.1%):
1,700,000 Extra Space Storage LP, 5.40%, 2/1/34, Callable
11/1/33 @ 100 1,746,952
2,055,000 Extra Space Storage, LP, 5.40%, 6/15/35, Callable
3/15/35 @ 100 2,092,401
3,839,353
Insurance (0.0%
†
):
1,000,000 NextEra Energy Capital Holdings, Inc., 4.69%,
9/1/27 1,010,676
Principal Amount Value
Corporate Bonds, continued
Interactive Media & Services (0.2%):
$ 280,000 Meta Platforms, Inc., 5.60%, 5/15/53, Callable
11/15/52 @ 100 $ 283,455
145,000 Meta Platforms, Inc., 5.40%, 8/15/54, Callable
2/15/54 @ 100 142,813
5,684,000 Meta Platforms, Inc., 4.65%, 8/15/62, Callable
2/15/62 @ 100 4,867,022
660,000 Meta Platforms, Inc., 5.55%, 8/15/64, Callable
2/15/64 @ 100 653,396
5,946,686
IT Services (0.3%):
1,508,000 Gartner, Inc., 4.50%, 7/1/28, Callable 11/2/25 @
100(a) 1,496,494
6,014,000 Gartner, Inc., 3.63%, 6/15/29, Callable 11/2/25 @
100.91(a) 5,763,950
958,000 Gartner, Inc., 3.75%, 10/1/30, Callable 10/13/25
@ 101.88(a) 904,408
8,164,852
Media (0.6%):
190,000 Charter Communications Operating LLC / Charter
Communications Operating Capital, 6.65%, 2/1/34,
Callable 11/1/33 @ 100 202,552
95,000 Charter Communications Operating LLC / Charter
Communications Operating Capital, 3.50%, 3/1/42,
Callable 9/1/41 @ 100 68,419
125,000 Charter Communications Operating LLC / Charter
Communications Operating Capital, 5.75%, 4/1/48,
Callable 10/1/47 @ 100 112,715
1,134,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 1,204,975
741,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 586,189
84,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.70%, 4/1/51,
Callable 10/1/50 @ 100 55,257
219,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.90%, 6/1/52,
Callable 12/1/51 @ 100 147,742
188,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.25%, 4/1/53,
Callable 10/1/52 @ 100 157,014
933,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 12/1/61,
Callable 6/1/61 @ 100 644,984
4,168,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.95%, 6/30/62,
Callable 12/30/61 @ 100 2,636,944
2,276,000 Comcast Corp., 2.94%, 11/1/56, Callable 5/1/56
@ 100 1,349,800
334,000 Comcast Corp., 2.65%, 8/15/62, Callable 2/15/62
@ 100 175,368
736,000 Comcast Corp., 2.99%, 11/1/63, Callable 5/1/63
@ 100 420,930
588,000 Paramount Global, 3.70%, 10/4/26, Callable 7/4/26
@ 100 582,806
345,000 Paramount Global, 2.90%, 1/15/27, Callable
10/15/26 @ 100 337,861

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 678,000 Paramount Global, 5.85%, 9/1/43, Callable 3/1/43
@ 100 $ 618,874
210,000 Paramount Global, 5.25%, 4/1/44, Callable 10/1/43
@ 100 172,498
162,000 Paramount Global, 4.90%, 8/15/44, Callable
2/15/44 @ 100 131,046
234,000 Paramount Global, 4.60%, 1/15/45, Callable
7/15/44 @ 100 182,946
220,000 Paramount Global, 4.95%, 5/19/50, Callable
11/19/49 @ 100 174,233
5,165,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 5,074,612
51,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 37,995
15,075,760
Metals & Mining (0.0%
†
):
135,000 Berry Global, Inc., 1.65%, 1/15/27, Callable
12/15/26 @ 100 130,781
Multi-Utilities (0.1%):
445,000 Consumers Energy Co., 5.05%, 5/15/35, Callable
11/15/34 @ 100 452,132
1,298,000 Dominion Energy, Inc., Series B, 7.00% (H15T5Y),
6/1/54, Callable 3/3/34 @ 100 1,406,707
1,858,839
Oil, Gas & Consumable Fuels (5.1%):
389,000 Apa Corp., 4.25%, 1/15/30, Callable 10/15/29 @
100 376,854
704,000 Cameron LNG LLC, 2.90%, 7/15/31, Callable
4/15/31 @ 100(a) 642,332
2,424,000 Cameron LNG LLC, 3.30%, 1/15/35, Callable
9/15/34 @ 100(a) 2,105,625
524,000 Cameron LNG LLC, 3.40%, 1/15/38, Callable
7/15/37 @ 100(a) 453,587
6,196,000 Cheniere Energy Partners, LP, 5.95%, 6/30/33,
Callable 12/30/32 @ 100 6,548,038
1,614,000 Cheniere Energy Partners, LP, 5.75%, 8/15/34,
Callable 2/15/34 @ 100 1,671,496
6,786,000 Cheniere Energy, Inc., 5.65%, 4/15/34, Callable
10/15/33 @ 100 7,000,458
6,138,000 Diamondback Energy, Inc., 3.25%, 12/1/26, Callable
10/1/26 @ 100 6,072,501
13,466,000 Diamondback Energy, Inc., 3.50%, 12/1/29, Callable
9/1/29 @ 100 12,989,923
2,990,000 Diamondback Energy, Inc., 3.13%, 3/24/31, Callable
12/24/30 @ 100 2,776,409
844,000 Diamondback Energy, Inc., 4.25%, 3/15/52, Callable
9/15/51 @ 100 664,509
270,000 Energy Transfer LP, 6.40%, 12/1/30, Callable
10/1/30 @ 100 292,033
2,409,000 Energy Transfer, LP, 5.95%, 5/15/54, Callable
11/15/53 @ 100 2,320,255
16,815,000 EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100 16,697,463
5,138,000 EQT Corp., 5.70%, 4/1/28, Callable 3/1/28 @ 100 5,307,523
3,239,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 3,279,488
3,175,000 EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100 3,452,832
1,383,000 EQT Corp., 3.63%, 5/15/31, Callable 5/15/30 @
100(a) 1,288,905
3,945,000 EQT Corp., 5.75%, 2/1/34, Callable 11/1/33 @ 100 4,117,077
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 699,000 Equities Corp., 7.50%, 6/1/27, Callable 10/13/25
@ 101.88 $ 711,938
1,523,000 Equities Corp., 6.50%, 7/1/27, Callable 1/1/27 @
100 1,558,041
5,113,000 Equities Corp., 4.50%, 1/15/29, Callable 7/15/28
@ 100 5,114,416
6,659,000 Equities Corp., 6.38%, 4/1/29, Callable 4/1/26 @
103.19 6,897,545
3,629,000 Equities Corp., 7.50%, 6/1/30, Callable 12/1/29
@ 100 3,983,147
16,708,000 Equities Corp., 4.75%, 1/15/31, Callable 7/15/30
@ 100 16,647,601
9,202,000 Expand Energy Corp., 5.70%, 1/15/35, Callable
10/15/34 @ 100 9,418,495
563,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 584,113
532,000 Pioneer Natural Resources Co., 1.13%, 1/15/26,
Callable 12/15/25 @ 100 527,379
2,028,000 Pioneer Natural Resources Co., 5.10%, 3/29/26 2,038,071
3,000 Sabine Pass Liquefaction LLC, 4.20%, 3/15/28,
Callable 9/15/27 @ 100 2,997
2,532,104 Sabine Pass Liquefaction LLC, 5.90%, 9/15/37,
Callable 3/15/37 @ 100 2,650,201
365,000 Targa Resources Corp., 5.20%, 7/1/27, Callable
6/1/27 @ 100 371,117
1,677,000 Targa Resources Corp., 4.20%, 2/1/33, Callable
11/1/32 @ 100 1,590,376
1,466,000 Targa Resources Corp., 4.95%, 4/15/52, Callable
10/15/51 @ 100 1,248,563
1,894,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.50%, 3/1/30, Callable
10/13/25 @ 102.75 1,925,408
760,000 Viper Energy Partners LLC, 4.90%, 8/1/30, Callable
7/1/30 @ 100 765,700
725,000 Viper Energy Partners LLC, 5.70%, 8/1/35, Callable
5/1/35 @ 100 735,875
134,828,291
Pharmaceuticals (0.0%
†
):
163,000 Pfizer, Inc., 4.00%, 12/15/36 151,489
152,000 Pfizer, Inc., 4.30%, 6/15/43 133,279
752,000 Pfizer, Inc., 2.70%, 5/28/50, Callable 11/28/49 @
100 473,959
758,727
Real Estate Management & Development (0.1%):
1,675,000 VICI Properties LP/VICI Note Co., Inc., 5.75%,
2/1/27, Callable 11/1/26 @ 100(a) 1,695,830
129,000 VICI Properties LP/VICI Note Co., Inc., 3.75%,
2/15/27, Callable 11/2/25 @ 100(a) 127,570
1,823,400
Retail REITs (0.9%):
23,189,000 VICI Properties LP, 4.75%, 2/15/28, Callable
1/15/28 @ 100 23,377,874
Semiconductors & Semiconductor Equipment (0.7%):
13,000 Advanced Micro Devices, Inc., 4.39%, 6/1/52,
Callable 12/1/51 @ 100 11,202
2,157,000 Broadcom, Inc., 5.05%, 7/12/29, Callable 6/12/29
@ 100 2,217,713
1,337,000 Broadcom, Inc., 4.35%, 2/15/30, Callable 12/15/29
@ 100 1,343,321

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$ 130,000 Broadcom, Inc., 4.55%, 2/15/32, Callable 12/15/31
@ 100 $ 130,471
5,896,000 Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32
@ 100 5,810,944
453,000 Broadcom, Inc., 3.42%, 4/15/33, Callable 1/15/33
@ 100(a) 417,574
4,370,000 Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36
@ 100(a) 3,707,801
1,572,000 Broadcom, Inc., 4.93%, 5/15/37, Callable 2/15/37
@ 100(a) 1,564,011
1,130,000 Broadcom, Inc., 4.90%, 2/15/38, Callable 11/15/37
@ 100 1,126,319
2,708,000 Foundry JV Holdco LLC, 6.40%, 1/25/38, Callable
10/25/37 @ 100(a) 2,924,759
19,254,115
Software (0.5%):
2,606,000 AppLovin Corp., 5.13%, 12/1/29, Callable 11/1/29
@ 100 2,659,790
2,347,000 AppLovin Corp., 5.38%, 12/1/31, Callable 10/1/31
@ 100 2,415,591
562,000 AppLovin Corp., 5.50%, 12/1/34, Callable 9/1/34
@ 100 578,912
450,000 AppLovin Corp., 5.95%, 12/1/54, Callable 6/1/54
@ 100 454,001
987,000 Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54
@ 100 768,345
815,000 Oracle Corp., 5.95%, 9/26/55, Callable 3/26/55
@ 100 809,566
1,381,000 Oracle Corp., 3.85%, 4/1/60, Callable 10/1/59 @
100 947,957
4,655,000 Oracle Corp., 4.10%, 3/25/61, Callable 9/25/60
@ 100 3,342,853
11,977,015
Specialized REITs (1.1%):
4,283,000 American Tower Corp., 5.80%, 11/15/28, Callable
10/15/28 @ 100 4,460,993
5,557,000 American Tower Corp., 1.88%, 10/15/30, Callable
7/15/30 @ 100 4,914,594
1,317,000 Crown Castle, Inc., 3.65%, 9/1/27, Callable 6/1/27
@ 100 1,303,430
964,000 Crown Castle, Inc., 5.00%, 1/11/28, Callable
12/11/27 @ 100 977,773
366,000 Crown Castle, Inc., 3.80%, 2/15/28, Callable
11/15/27 @ 100 361,288
598,000 Crown Castle, Inc., 4.80%, 9/1/28, Callable 8/1/28
@ 100 605,952
6,302,000 Equinix, Inc., 2.00%, 5/15/28, Callable 3/15/28
@ 100 5,961,698
4,727,000 Equinix, Inc., 3.90%, 4/15/32, Callable 1/15/32
@ 100 4,530,659
4,898,000 VICI Properties, LP, 4.75%, 4/1/28, Callable 3/1/28
@ 100 4,940,010
1,825,000 VICI Properties, LP, 6.13%, 4/1/54, Callable 10/1/53
@ 100 1,840,169
29,896,566
Technology Hardware, Storage & Peripherals (0.1%):
2,719,000 Dell International LLC/EMC Corp., 4.50%, 2/15/31,
Callable 1/15/31 @ 100 2,709,524
Principal Amount Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$ 494,000 TSMC Arizona Corp., 4.25%, 4/22/32, Callable
1/22/32 @ 100^ $ 493,223
3,202,747
Tobacco (0.9%):
366,000 Altria Group, Inc., 6.20%, 11/1/28, Callable 10/1/28
@ 100 386,551
1,738,000 Altria Group, Inc., 4.80%, 2/14/29, Callable
11/14/28 @ 100 1,764,828
730,000 Altria Group, Inc., 5.25%, 8/6/35, Callable 5/6/35
@ 100 735,534
4,291,000 Altria Group, Inc., 3.70%, 2/4/51, Callable 8/4/50
@ 100 3,081,818
2,758,000 BAT Capital Corp., 3.56%, 8/15/27, Callable 5/15/27
@ 100 2,726,071
3,676,000 BAT Capital Corp., 2.26%, 3/25/28, Callable 1/25/28
@ 100 3,510,392
1,180,000 BAT Capital Corp., 4.63%, 3/22/33, Callable 1/22/33
@ 100 1,166,673
6,216,000 BAT Capital Corp., 4.76%, 9/6/49, Callable 3/6/49
@ 100 5,284,992
6,149,000 BAT Capital Corp., 5.65%, 3/16/52, Callable 9/16/51
@ 100 5,858,245
24,515,104
Wireless Telecommunication Services (0.2%):
369,000 T-Mobile USA, Inc., 3.38%, 4/15/29, Callable
10/13/25 @ 100.84 357,153
1,205,000 T-Mobile USA, Inc., 3.88%, 4/15/30, Callable
1/15/30 @ 100 1,181,532
2,984,000 T-Mobile USA, Inc., 5.80%, 9/15/62, Callable
3/15/62 @ 100 2,990,657
4,529,342
Total Corporate Bonds (Cost $655,572,583) 664,990,379
Foreign Bonds (0.0%
†
):
Capital Markets (0.0%
†
):
140,000 Ne Property BV, 3.88%, 9/30/33, Callable 6/30/33
@ 100, MTN 164,118
Sovereign Bond (0.0%
†
):
190,000 Romanian Government International Bond,
Registered Shares, 2.50%, 2/8/30, MTN 205,833
Total Foreign Bonds (Cost $336,769) 369,951
Yankee Debt Obligations (1.8%):
Aerospace & Defense (0.0%
†
):
100,000 Embraer Netherlands Finance BV, 5.98%, 2/11/35,
Callable 11/11/34 @ 100 105,941
Air Freight & Logistics (0.0%
†
):
393,000 Mexico City Airport Trust, 5.50%, 10/31/46,
Callable 4/30/46 @ 100(a) 341,195
Banks (0.1%):
200,000 Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(a) 211,644
731,000 Bank Gospodarstwa Krajowego, 5.75%, 7/9/34(a) 766,953
348,000 Intercorp Peru, Ltd., 3.88%, 8/15/29, Callable
5/15/29 @ 100(a) 336,936
1,315,533

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Broadline Retail (0.0%
†
):
$ 228,000 Prosus NV, 4.19%, 1/19/32, Callable 10/19/31 @
100(a) $ 217,816
Capital Markets (0.1%):
322,000 Gaci First Investment Co., 5.13%, 2/14/53, Callable
8/14/52 @ 100 292,164
2,110,000 NTT Finance Corp., 5.17%, 7/16/32, Callable
5/16/32 @ 100(a) 2,159,726
910,000 Philippine Government International Bond, 1.65%,
6/10/31 790,373
140,000 Vale Overseas, Ltd., 6.40%, 6/28/54, Callable
12/28/53 @ 100 144,406
3,386,669
Chemicals (0.1%):
860,000 EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(a) 858,117
449,000 Kazakhstan Government International Bond, 6.50%,
7/21/45(a) 502,642
486,000 Kuwait International Government Bond, 4.14%,
10/9/30(a) 486,000
200,000 Orbia Advance Corp SAB de CV, 6.80%, 5/13/30,
Callable 4/13/30 @ 100(a) 208,338
281,632 Oriental Republic of Uruguay, 5.25%, 9/10/60,
Callable 3/10/60 @ 100 264,409
761,000 SABIC Capital II BV, 4.50%, 10/10/28(a) 762,270
3,081,776
Diversified Telecommunication Services (0.0%
†
):
344,000 CK Hutchison International 23, Ltd., 4.75%,
4/21/28, Callable 3/21/28 @ 100(a) 348,826
Electrical Equipment (0.0%
†
):
515,000 Sociedad Quimica y Minera de Chile SA, 4.25%,
1/22/50, Callable 7/22/49 @ 100(a) 416,094
Energy Equipment & Services (0.0%
†
):
200,000 QazaqGaz NC JSC, Registered Shares, 4.38%,
9/26/27 197,560
Financial Services (0.1%):
200,000 Banco Nacional de Panama, 2.50%, 8/11/30,
Callable 5/11/30 @ 100(a) 174,750
962,000 Consorcio Transmantaro SA, 4.70%, 4/16/34(a) 948,438
200,000 Corp Financiera de Desarrollo SA, 5.50%, 5/6/30,
Callable 4/6/30 @ 100(a) 205,741
402,000 Corp. Financiera de Desarrollo SA, 5.95%, 4/30/29,
Callable 3/30/29 @ 100(a) 419,767
500,000 Latvia Government International Bond, 5.13%,
7/30/34(a) 511,783
316,000 MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 6/29/28 326,039
219,000 MVM Energetika Zrt, 7.50%, 6/9/28, Callable
3/9/28 @ 100 231,980
2,818,498
Food Products (0.0%
†
):
897,000 Grupo Bimbo SAB de CV, 4.00%, 9/6/49(a) 687,816
Health Care Providers & Services (0.0%
†
):
724,257 Galaxy Pipeline Assets Bidco, Ltd., 2.94%,
9/30/40(a) 610,275
Hotels, Restaurants & Leisure (0.0%
†
):
655,000 Royal Caribbean Cruises, Ltd., 5.38%, 1/15/36,
Callable 10/15/35 @ 100 656,962
Principal Amount Value
Yankee Debt Obligations, continued
Independent Power and Renewable Electricity Producers
(0.1%):
$ 254,026 AES Panama Generation Holdings SRL, 4.38%,
5/31/30, Callable 2/28/30 @ 100(a) $ 240,055
506,000 Colbun SA, 3.15%, 1/19/32, Callable 10/19/31 @
100(a) 461,225
340,000 Kallpa Generacion SA, 5.88%, 1/30/32, Callable
11/30/31 @ 100(a) 356,215
1,057,495
Insurance (0.0%
†
):
306,000 Minejesa Capital BV, 5.63%, 8/10/37(a) 303,481
Metals & Mining (0.5%):
923,000 Anglo American Capital plc, 5.50%, 5/2/33, Callable
2/2/33 @ 100(a) 953,920
5,765,000 Anglo American Capital PLC, 2.88%, 3/17/31,
Callable 12/17/30 @ 100(a) 5,280,798
1,006,000 Anglo American Capital PLC, 4.75%, 3/16/52,
Callable 9/16/51 @ 100(a) 872,773
535,000 Anglo American Capital PLC, 6.00%, 4/5/54,
Callable 10/5/53 @ 100(a) 546,280
725,000 Antofagasta PLC, 2.38%, 10/14/30, Callable
7/14/30 @ 100(a) 652,206
269,000 Antofagasta PLC, 6.25%, 5/2/34, Callable 2/2/34
@ 100(a) 287,770
239,000 Corp Nacional del Cobre de Chile, Registered
Shares, 6.44%, 1/26/36, Callable 10/26/35 @ 100 257,800
1,058,000 Corp. Nacional del Cobre de Chile, Registered
Shares, 3.63%, 8/1/27, Callable 5/1/27 @ 100 1,045,135
625,000 Freeport Indonesia PT, Registered Shares, 4.76%,
4/14/27, Callable 3/14/27 @ 100 625,871
213,000 Freeport Indonesia PT, 5.32%, 4/14/32, Callable
1/1/32 @ 100(a) 214,863
966,000 Gerdau Trade, Inc., 5.75%, 6/9/35, Callable 3/9/35
@ 100 999,810
329,000 Ma'aden Sukuk, Ltd., 5.25%, 2/13/30, Callable
1/13/30 @ 100(a) 340,619
265,000 Ma'aden Sukuk, Ltd., 5.50%, 2/13/35, Callable
11/13/34 @ 100(a) 277,641
319,000 Nexa Resources SA, 6.75%, 4/9/34, Callable 1/9/34
@ 100^(a) 338,804
12,694,290
Oil, Gas & Consumable Fuels (0.2%):
272,000 Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 5/8/29, Callable 4/8/29 @ 100(a) 282,543
915,000 EIG Pearl Holdings Sarl, 4.39%, 11/30/46(a) 756,019
470,000 Pertamina Persero PT, 3.10%, 1/21/30, Callable
10/21/29 @ 100(a) 444,150
204,000 Pertamina Persero PT, 6.45%, 5/30/44(a) 218,175
150,000 Pluspetrol Camisea SA/Pluspetrol Lote 56 SA,
6.24%, 7/3/36, Callable 4/3/36 @ 100(a) 160,304
495,000 QatarEnergy, 2.25%, 7/12/31, Callable 4/12/31 @
100(a) 444,155
623,000 Saudi Arabian Oil Co., 3.25%, 11/24/50, Callable
5/24/50 @ 100(a) 425,172
383,000 Saudi Arabian Oil Co., 5.88%, 7/17/64, Callable
1/17/64 @ 100(a) 375,385

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$ 604,000 Saudi Arabian Oil Co., 3.50%, 11/24/70, Callable
5/24/70 @ 100(a) $ 390,847
3,496,750
Paper & Forest Products (0.0%
†
):
381,000 Suzano Austria GmbH, 3.75%, 1/15/31, Callable
10/15/30 @ 100 360,496
Semiconductors & Semiconductor Equipment (0.0%
†
):
200,000 SK Hynix, Inc., Registered Shares, 6.50%, 1/17/33 220,339
Sovereign Bond (0.5%):
434,000 Abu Dhabi Government International Bond, 3.88%,
4/16/50(a) 351,022
825,733 Chile Government International Bond, 4.95%,
1/5/36, Callable 10/5/35 @ 100 828,994
425,000 Hungary Government International Bond, 5.25%,
6/16/29(a) 433,919
200,000 Hungary Government International Bond, Registered
Shares, 5.50%, 6/16/34 202,854
280,000 Hungary Government International Bond, Series
30Y, 7.63%, 3/29/41 330,461
236,000 Indonesia Government International Bond, 7.75%,
1/17/38(a) 289,893
200,000 Mexico Government International Bond, 3.75%,
1/11/28 197,792
559,000 Mexico Government International Bond, 4.75%,
4/27/32, Callable 1/27/32 @ 100 546,685
250,000 Mexico Government International Bond, 5.38%,
3/22/33, Callable 1/22/33 @ 100 249,989
200,000 Mexico Government International Bond, 6.34%,
5/4/53, Callable 11/4/52 @ 100 194,582
322,000 Mexico Government International Bond, 5.75%,
10/12/10 276,211
502,000 Peruvian Government International Bond, 2.78%,
1/23/31, Callable 10/23/30 @ 100 463,033
232,000 Peruvian Government International Bond, 1.86%,
12/1/32, Callable 9/1/32 @ 100 191,672
135,000 Peruvian Government International Bond, 3.00%,
1/15/34, Callable 10/15/33 @ 100 117,123
3,600,000 Province of British Columbia Canada, 4.75%,
6/12/34 3,659,328
200,000 Qatar Government International Bond, 3.75%,
4/16/30(a) 198,274
200,000 Qatar Government International Bond, Registered
Shares, 5.10%, 4/23/48 197,426
481,000 Republic of Poland Government International Bond,
Series 30Y, 5.50%, 4/4/53, Callable 10/4/52 @ 100 462,063
324,000 Romanian Government International Bond, 5.25%,
11/25/27(a) 326,783
150,000 Romanian Government International Bond,
Registered Shares, 6.63%, 2/17/28 155,838
314,000 Romanian Government International Bond,
Registered Shares, 5.88%, 1/30/29 321,877
430,000 Romanian Government International Bond, 3.63%,
3/27/32(a) 381,360
130,000 Romanian Government International Bond, 7.13%,
1/17/33(a) 138,556
212,000 Saudi Government International Bond, 2.75%,
2/3/32(a) 192,744
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$ 200,000 Saudi Government International Bond, 5.00%,
4/17/49(a) $ 182,601
200,000 Saudi Government International Bond, Registered
Shares, 3.25%, 11/17/51, MTN 133,378
678,000 Saudi Government International Bond, 3.75%,
1/21/55(a) 485,299
683,214 Uruguay Government International Bond, 5.75%,
10/28/34, Callable 7/28/34 @ 100 732,614
12,242,371
Technology Hardware, Storage & Peripherals (0.0%
†
):
617,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%,
6/18/29, Callable 3/18/29 @ 100 615,632
Transportation Infrastructure (0.0%
†
):
577,000 Empresa de Transporte de Pasajeros Metro SA,
4.70%, 5/7/50, Callable 11/7/49 @ 100(a) 500,656
Wireless Telecommunication Services (0.1%):
280,000 Bharti Airtel, Ltd., 3.25%, 6/3/31, Callable 3/5/31
@ 100(a) 263,068
285,000 Empresa Nacional del Petroleo, 6.15%, 5/10/33,
Callable 2/10/33 @ 100(a) 301,347
200,000 Empresa Nacional del Petroleo, 5.95%, 7/30/34,
Callable 4/30/34 @ 100(a) 209,937
774,352
Total Yankee Debt Obligations (Cost $45,951,931) 46,450,823
Municipal Bonds (0.5%):
Arizona (0.1%):
1,045,000 Maricopa County Industrial Development Authority
Revenue, 7.38%, 10/1/29, Continuously Callable
@ 100 1,097,777
California (0.1%):
905,000 California State University Revenue, Series B,
2.72%, 11/1/52 593,347
435,000 State of California, GO, 7.50%, 4/1/34 510,282
440,000 University of California Revenue, Series BF, 2.65%,
5/15/50, Continuously Callable @ 100 286,561
347,000 University of California Revenue, Series AQ, 4.77%,
5/15/15 288,675
50,000 University of California Revenue, Series AD, 4.86%,
5/15/12 42,535
1,721,400
Louisiana (0.1%):
2,870,000 Louisiana Local Government Environmental Facilities
& Community Development Authority Revenue,
Series A1-A3, Class A1- A3, 5.05%, 12/1/34 2,981,048
Massachusetts (0.1%):
2,035,000 Massachusetts Educational Financing Authority
Revenue, Series A, 6.35%, 7/1/49, Continuously
Callable @ 100 2,082,288
Michigan (0.0%
†
):
801,000 University of Michigan Revenue, Series B, 3.50%,
4/1/52, Continuously Callable @ 100 595,125
Minnesota (0.0%
†
):
406,000 University of Minnesota Revenue, 4.05%, 4/1/52 332,921

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Municipal Bonds, continued
New Jersey (0.0%
†
):
$ 575,000 New Jersey Transportation Trust Fund Authority
Revenue, Series B, 6.56%, 12/15/40 $ 639,831
New York (0.1%):
1,420,000 New York State Dormitory Authority Revenue,
Series C, Class C, 2.15%, 3/15/31 1,278,718
1,045,000 New York State Dormitory Authority Revenue,
Series C, 2.05%, 3/15/30 965,772
165,000 United Nations Development Corp. Revenue, Series
A, 6.01%, 8/1/40, Continuously Callable @ 100 175,124
2,419,614
Oklahoma (0.0%
†
):
255,000 Oklahoma Development Finance Authority Revenue,
Series A2, 4.62%, 6/1/44 249,569
Texas (0.0%
†
):
430,000 State of Texas, GO, Series B, 2.75%, 10/1/41,
Continuously Callable @ 100 325,384
Total Municipal Bonds (Cost $13,262,119) 12,444,957
U.S. Government Agency Mortgages (33.7%):
Government National Mortgage Association (6.3%):
4,835 4.50%, 9/15/33, Pool #615516 4,808
19,044 5.00%, 12/15/33, Pool #783571 19,383
7,393 6.50%, 8/20/38, Pool #4223 7,706
2,651 6.50%, 10/15/38, Pool #673213 2,842
4,056 6.50%, 11/20/38, Pool #4292 4,229
8,005 6.50%, 12/15/38, Pool #782510 8,313
73,734 5.00%, 1/15/39, Pool #782557 74,899
37,262 5.00%, 4/15/39, Pool #711939 38,414
50,651 5.00%, 4/15/39, Pool #782619 51,614
4,771 4.00%, 4/20/39, Pool #4422 4,615
4,944 5.00%, 6/15/39, Pool #782696 5,038
17,232 4.00%, 7/20/39, Pool #4494 16,666
29,392 5.00%, 10/20/39, Pool #4559 30,301
3,309 4.50%, 12/20/39, Pool #4598 3,340
8,721 4.50%, 1/15/40, Pool #728627 8,796
4,022 4.50%, 1/20/40, Pool #4617 4,059
3,307 4.50%, 2/20/40, Pool #4636 3,336
25,684 5.00%, 5/15/40, Pool #782958 26,351
211 4.50%, 5/20/40, Pool #4696 213
15,162 5.00%, 6/15/40, Pool #697862 15,584
20,318 4.50%, 7/15/40, Pool #745793 19,880
159,286 4.50%, 7/15/40, Pool #733795 160,645
8,253 4.50%, 7/20/40, Pool #4746 8,323
15,072 4.50%, 8/20/40, Pool #4771 15,201
9,304 4.50%, 9/20/40, Pool #748948 9,282
4,507 4.00%, 9/20/40, Pool #4800 4,396
33,718 4.50%, 10/15/40, Pool #783609 34,432
118,174 4.00%, 10/20/40, Pool #4833 115,285
15,208 4.50%, 10/20/40, Pool #4834 15,338
221,812 4.00%, 11/20/40, Pool #4853 216,390
109,586 4.00%, 12/20/40, Pool #4882 106,907
63,871 4.00%, 1/15/41, Pool #759138 61,285
98,191 4.00%, 1/20/41, Pool #4922 95,790
10,427 4.50%, 2/15/41, Pool #738019 10,312
1,666 4.00%, 2/20/41, Pool #4945 1,609
462,385 4.00%, 2/20/41, Pool #742887 446,884
34,686 4.00%, 3/15/41, Pool #762838 33,282
2,430 5.00%, 4/20/41, Pool #5018 2,441
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 39,305 4.50%, 6/20/41, Pool #783590 $ 39,657
5,329 5.00%, 6/20/41, Pool #5083 5,352
27,229 4.50%, 7/20/41, Pool #783584 27,473
91,767 4.50%, 7/20/41, Pool #5115 91,513
2,892 5.00%, 7/20/41, Pool #5116 2,904
61,057 4.00%, 7/20/41, Pool #742895 59,521
28,476 4.50%, 11/15/41, Pool #783610 29,059
76,743 3.50%, 1/15/42, Pool #553461 72,351
111,127 4.00%, 4/20/42, Pool #MA0023 107,410
47,111 5.00%, 7/20/42, Pool #MA0223 47,741
111,331 3.50%, 4/15/43, Pool #AD2334 104,110
212,215 3.50%, 4/20/43, Pool #MA0934 199,097
120,204 3.50%, 5/20/43, Pool #MA1012 112,776
10,588 4.00%, 7/20/43, Pool #MA1158 10,234
410,026 4.50%, 6/20/44, Pool #MA1997 400,565
12,245 4.00%, 8/20/44, Pool #AI4167 11,757
6,912 4.00%, 8/20/44, Pool #AJ2723 6,636
331,486 4.00%, 8/20/44, Pool #MA2149 321,935
8,321 4.00%, 8/20/44, Pool #AJ4687 7,990
186,938 5.00%, 12/20/44, Pool #MA2448 187,724
16,075 3.00%, 12/20/44, Pool #MA2444 14,494
191,255 3.00%, 2/15/45, Pool #784439 174,355
847,311 3.50%, 5/20/45, Pool #MA2826 788,671
113,136 5.00%, 12/20/45, Pool #MA3313 113,612
4,285,943 3.50%, 3/20/46, Pool #MA3521 3,978,867
818,368 3.50%, 5/20/46, Pool #MA3663 759,733
275,657 3.50%, 7/20/46, Pool #MA3803 254,517
1,116,320 3.50%, 9/20/46, Pool #MA3937 1,031,757
5,852 4.00%, 10/20/46, Pool #AQ0542 5,640
48,357 3.50%, 10/20/46, Pool #AX4341 45,607
61,343 3.50%, 10/20/46, Pool #AX4342 57,725
47,371 3.50%, 10/20/46, Pool #AX4343 44,147
121,251 3.50%, 10/20/46, Pool #AX4344 113,912
73,863 3.50%, 10/20/46, Pool #AX4345 69,228
68,459 4.50%, 3/15/47, Pool #AZ8560 66,477
88,731 4.50%, 4/15/47, Pool #AZ8596 87,442
53,929 4.50%, 4/15/47, Pool #AZ8597 52,365
54,551 4.50%, 5/15/47, Pool #BA7888 53,759
1,047,642 4.00%, 6/20/47, Pool #MA4511 1,007,420
9,750 4.00%, 9/15/47, Pool #BC5919 9,359
12,433 4.00%, 10/15/47, Pool #BD3187 11,943
14,962 4.00%, 10/15/47, Pool #BE1031 14,062
13,528 4.00%, 11/15/47, Pool #BE1030 13,028
817,994 4.00%, 11/20/47, Pool #MA4838 786,601
14,091 4.00%, 12/15/47, Pool #BE4664 13,243
404,493 4.00%, 12/20/47, Pool #MA4901 386,464
19,881 4.00%, 1/15/48, Pool #BE0143 18,685
13,096 4.00%, 1/15/48, Pool #BE0204 12,575
173,041 4.50%, 9/20/48, Pool #BD0560 169,582
326,806 4.50%, 3/20/49, Pool #MA5818 323,746
14,056 4.50%, 4/20/49, Pool #MA5877 13,925
145,994 4.50%, 5/20/49, Pool #MA5932 144,629
472,996 3.00%, 4/20/50, Pool #MA6599 423,865
272,104 4.50%, 4/20/50, Pool #MA6602 266,615
60,930 3.00%, 5/20/50, Pool #MA6656 54,553
211,342 4.00%, 5/20/50, Pool #MA6658 201,200
1,443,415 Class LP , Series 2020-127, 1.50%, 6/20/50 1,213,112
4,777,471 2.00%, 8/20/50, Pool #MA6818 3,954,469
1,076,342 3.00%, 10/20/50, Pool #MA6932 969,051

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 841,402 2.00%, 11/20/50, Pool #MA6994 $ 695,945
14,974,591 2.00%, 12/20/50, Pool #MA7051 12,402,014
10,408,325 2.00%, 1/20/51, Pool #MA7135 8,615,570
985,781 3.00%, 1/20/51, Pool #MA7137 883,425
1,581,470 2.00%, 2/20/51, Pool #MA7192 1,308,061
4,649,628 2.50%, 4/20/51, Pool #MA7312 4,007,842
5,224,574 3.00%, 6/20/51, Pool #MA7419 4,670,838
6,775,248 3.00%, 8/20/51, Pool #MA7535 6,052,918
2,430,542 2.50%, 10/20/51, Pool #MA7649 2,093,252
1,662,468 2.50%, 12/20/51, Pool #MA7767 1,432,634
1,681,691 3.00%, 12/20/51, Pool #MA7768 1,503,525
70,977 3.00%, 1/20/52, Pool #MA7828 63,457
7,154,907 3.50%, 5/20/52, Pool #MA8044 6,582,290
3,901,014 2.50%, 5/20/52, Pool #MA8042 3,359,645
15,344,700 2.50%, 6/20/52, Pool #MA8097 13,224,632
4,401,728 2.50%, 7/20/52, Pool #MA8147 3,793,521
185,469 2.50%, 8/20/52, Pool #MA8197 159,846
4,125,370 4.00%, 12/20/52, Pool #MA8488 3,887,275
1,030,897 2.50%, 12/20/52, Pool #MA8485 888,507
3,283,994 2.50%, 1/20/53, Pool #MA8564 2,830,442
183,021 6.00%, 4/20/53, Pool #CT7444 188,372
10,241,000 4.50%, 10/20/55, TBA 9,928,969
11,996,000 6.00%, 10/20/55, TBA 12,200,307
2,481,000 4.00%, 10/20/55, TBA 2,332,140
2,953,000 3.00%, 10/20/55, TBA 2,635,899
214,000 3.50%, 10/20/55, TBA 195,016
19,037,000 5.50%, 10/20/55, TBA 19,179,777
15,397,000 5.00%, 10/20/55, TBA 15,315,805
5,431,000 6.50%, 11/20/55, TBA 5,575,261
167,261,614
Federal National Mortgage Association (13.4%):
10,719 2.50%, 9/1/27, Pool #AP5205 10,576
15,223 2.50%, 9/1/27, Pool #AB6194 15,027
5,410 2.50%, 2/1/28, Pool #AB8446 5,346
10,704 2.50%, 4/1/28, Pool #AB8870 10,521
8,258 3.00%, 4/1/28, Pool #AT3121 8,190
9,950 3.00%, 5/1/28, Pool #AT6033 9,868
35,826 2.50%, 8/1/28, Pool #AS0190 35,144
24,167 3.00%, 10/1/28, Pool #AU8774 23,950
47,055 3.50%, 10/1/28, Pool #AV0198 46,730
1,959 3.00%, 10/1/28, Pool #AQ4132 1,937
90,139 3.50%, 11/1/28, Pool #AV1360 89,498
2,904 3.00%, 11/1/28, Pool #AV0298 2,869
63,668 3.00%, 4/1/29, Pool #AW0937 62,500
63,049 3.00%, 5/1/29, Pool #AW2544 62,411
94,742 3.00%, 6/1/29, Pool #AS2676 92,967
120,566 3.00%, 7/1/29, Pool #AW4229 119,306
23,507 3.00%, 7/1/29, Pool #AW1281 23,261
159,748 3.00%, 9/1/29, Pool #AL6897 158,229
60,409 3.00%, 9/1/29, Pool #AS3220 59,219
19,590 3.50%, 9/1/29, Pool #AX0105 19,454
7,764 3.50%, 10/1/29, Pool #AX2741 7,705
33,165 3.00%, 10/1/29, Pool #AS3594 32,806
133,809 3.00%, 1/1/30, Pool #AL6144 131,039
4,735 2.50%, 2/1/30, Pool #AS4485 4,620
13,659 2.50%, 2/1/30, Pool #BM3403 13,382
5,746 2.50%, 2/1/30, Pool #AS4488 5,600
30,789 3.00%, 3/1/30, Pool #AL6583 30,220
40,952 2.50%, 3/1/30, Pool #AS4688 39,809
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 15,566 2.50%, 4/1/30, Pool #AY3416 $ 15,150
24,944 3.00%, 4/1/30, Pool #AL6584 24,569
7,311 2.50%, 5/1/30, Pool #AY0828 7,114
13,352 3.00%, 5/1/30, Pool #AL6761 13,106
72,931 3.00%, 6/1/30, Pool #AL9381 71,565
30,554 3.00%, 7/1/30, Pool #AX9701 30,045
32,891 2.50%, 7/1/30, Pool #AS5403 32,026
21,634 3.00%, 7/1/30, Pool #AL7139 21,272
5,446 2.50%, 7/1/30, Pool #AS5405 5,295
3,971 3.00%, 7/1/30, Pool #AZ2297 3,892
10,223 2.50%, 7/1/30, Pool #AZ2170 9,934
6,218 3.00%, 7/1/30, Pool #AX9700 6,095
1,610 3.00%, 8/1/30, Pool #AZ8597 1,579
45,268 2.50%, 8/1/30, Pool #BM3552 44,160
30,719 2.50%, 8/1/30, Pool #AS5616 29,890
38,219 3.00%, 8/1/30, Pool #AL7225 37,577
23,064 3.00%, 8/1/30, Pool #AS5622 22,688
29,120 3.00%, 8/1/30, Pool #AS5623 28,643
28,342 3.00%, 8/1/30, Pool #AL7227 27,865
4,409 3.00%, 8/1/30, Pool #AZ7833 4,318
18,940 2.50%, 8/1/30, Pool #AS5614 18,392
16,046 2.50%, 8/1/30, Pool #AS5548 15,617
4,892 3.00%, 8/1/30, Pool #AX3298 4,792
20,710 3.50%, 8/1/30, Pool #AS5708 20,535
9,855 3.00%, 9/1/30, Pool #AZ5719 9,655
5,923 3.00%, 9/1/30, Pool #AL7320 5,857
28,580 2.50%, 9/1/30, Pool #AS5872 27,701
22,829 2.50%, 9/1/30, Pool #AS5786 22,210
23,602 3.00%, 9/1/30, Pool #AS5714 23,208
27,015 3.00%, 9/1/30, Pool #AS5728 26,463
22,721 2.50%, 11/1/30, Pool #AS6115 22,094
28,440 2.50%, 11/1/30, Pool #AS6141 27,566
19,881 2.50%, 11/1/30, Pool #AS6142 19,330
3,409 2.50%, 11/1/30, Pool #AL7800 3,318
22,068 2.50%, 11/1/30, Pool #AS6116 21,427
228,219 3.00%, 1/1/31, Pool #BM3537 225,749
20,630 2.50%, 3/1/31, Pool #BM1595 20,378
43,462 2.50%, 6/1/31, Pool #AS7320 42,244
728,449 1.50%, 6/1/31, Pool #MA4367 691,027
10,167,000 5.81%, 6/1/31, Pool #BZ1178 10,613,948
66,023 2.50%, 7/1/31, Pool #AS7605 64,172
74,795 2.50%, 7/1/31, Pool #AS7617 72,698
1,344,198 1.50%, 7/1/31, Pool #MA4389 1,274,216
413,495 3.00%, 8/1/31, Pool #AL9376 405,143
7,371 4.00%, 8/1/31, Pool #AY4688 7,278
14,897 4.00%, 8/1/31, Pool #AY4707 14,898
2,801 2.50%, 8/1/31, Pool #BC2777 2,723
46,815 3.00%, 9/1/31, Pool #AL9378 45,874
25,959 2.00%, 10/1/31, Pool #MA2774 24,736
616,235 2.50%, 10/1/31, Pool #BC4773 602,652
95,732 2.50%, 10/1/31, Pool #AS8009 92,692
132,037 2.50%, 10/1/31, Pool #AS8193 127,845
182,385 2.50%, 10/1/31, Pool #AS8208 177,268
285,073 2.50%, 10/1/31, Pool #AS8195 278,784
109,644 2.50%, 11/1/31, Pool #AS8240 106,568
46,860 2.50%, 11/1/31, Pool #BC2629 45,546
157,555 2.00%, 11/1/31, Pool #BM3054 150,128
92,358 2.50%, 11/1/31, Pool #BC2631 89,164
63,201 2.50%, 11/1/31, Pool #AS8241 61,194

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 8,718 2.00%, 11/1/31, Pool #AS8291 $ 8,307
135,493 2.00%, 11/1/31, Pool #AS8251 129,103
49,971 2.50%, 11/1/31, Pool #AS8245 48,869
53,944 2.50%, 11/1/31, Pool #BC2628 52,754
43,793 2.00%, 11/1/31, Pool #BC9040 41,728
38,352 2.00%, 12/1/31, Pool #MA2845 36,544
6,027 3.00%, 2/1/32, Pool #BE5670 5,868
9,629 2.50%, 2/1/32, Pool #BM1036 9,293
182,429 2.50%, 3/1/32, Pool #AS9321 173,786
252,317 2.00%, 3/1/32, Pool #BM3061 240,419
205,059 2.50%, 3/1/32, Pool #AS9319 197,528
182,799 2.50%, 3/1/32, Pool #AS9318 178,182
98,160 2.50%, 3/1/32, Pool #AS9317 93,294
97,549 2.50%, 3/1/32, Pool #AS9316 94,242
145,859 3.00%, 3/1/32, Pool #AS9327 142,012
680,893 3.50%, 4/1/32, Pool #BM3503 672,626
504,983 3.50%, 5/1/32, Pool #BM1602 500,586
747,436 3.00%, 6/1/32, Pool #BM1791 724,047
226,568 2.50%, 8/1/32, Pool #BM3578 220,838
73,637 3.00%, 9/1/32, Pool #BM3240 72,156
32,505 3.50%, 11/1/32, Pool #BJ2054 32,110
18,679 3.50%, 1/1/33, Pool #BJ2096 18,505
31,863 5.50%, 1/1/33, Pool #676661 32,887
410,408 2.50%, 2/1/33, Pool #BM3793 398,932
23,085 5.50%, 5/1/33, Pool #555424 23,700
1,024,525 3.00%, 5/1/33, Pool #FM1880 998,036
37,256 4.00%, 9/1/33, Pool #BK7642 36,843
89,036 4.00%, 10/1/33, Pool #CA2527 89,931
90,768 4.00%, 11/1/33, Pool #CA2555 89,727
169,528 2.50%, 12/1/33, Pool #FM1680 164,209
3,430,000 Class A3 , Series 2022-M5, 2.42%, 1/1/34 2,922,703
175,045 5.00%, 2/1/35, Pool #735226 179,750
57,447 5.50%, 2/1/35, Pool #735989 59,010
14,667 5.00%, 3/1/35, Pool #735288 14,867
5,433 6.00%, 4/1/35, Pool #735504 5,597
424,845 2.00%, 6/1/35, Pool #CA5933 395,096
213,182 2.00%, 6/1/35, Pool #CA5939 198,089
114,254 3.00%, 8/1/35, Pool #CA6849 110,967
108,730 3.00%, 8/1/35, Pool #CA6876 104,851
26,784 5.00%, 9/1/35, Pool #889974 26,998
202,244 2.00%, 9/1/35, Pool #CA6840 187,969
223,209 2.00%, 9/1/35, Pool #CA7136 207,475
750,901 1.50%, 12/1/35, Pool #CA8377 675,792
31,060 3.00%, 12/1/35, Pool #CA8391 30,131
74,919 3.00%, 12/1/35, Pool #CA8389 72,245
731,985 2.50%, 12/1/35, Pool #CA8388 696,328
645,126 2.50%, 12/1/35, Pool #CA8387 610,079
80,513 4.00%, 1/1/36, Pool #AB0686 78,241
279,480 2.00%, 2/1/36, Pool #FM6149 259,750
287,018 2.50%, 3/1/36, Pool #CA9444 272,641
197,488 1.50%, 3/1/36, Pool #CA9422 177,482
394,593 2.00%, 3/1/36, Pool #CA9432 364,049
499,675 2.00%, 4/1/36, Pool #FM7495 465,736
325,897 1.50%, 5/1/36, Pool #CB0622 292,881
369,602 2.00%, 5/1/36, Pool #CB0428 344,515
1,140,794 1.50%, 6/1/36, Pool #FM7423 1,032,110
563,439 2.00%, 7/1/36, Pool #FM8117 520,362
1,371,950 2.00%, 9/1/36, Pool #FM8733 1,268,769
142,486 5.50%, 9/1/36, Pool #995113 147,295
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,273,554 2.00%, 9/1/36, Pool #FM8695 $ 1,184,178
17,336 3.00%, 10/1/36, Pool #AL9227 16,510
275,819 2.00%, 11/1/36, Pool #FM9318 255,090
52,265 3.00%, 11/1/36, Pool #AS8349 48,645
129,453 3.00%, 11/1/36, Pool #AS8348 126,288
126,907 3.00%, 12/1/36, Pool #BE1896 120,859
4,416,195 1.50%, 12/1/36, Pool #FS0003 3,988,204
174,652 3.00%, 12/1/36, Pool #AS8553 162,563
266,227 2.00%, 1/1/37, Pool #FS0216 247,540
622,222 2.00%, 2/1/37, Pool #CB2967 572,337
332,948 1.50%, 2/1/37, Pool #FS3221 299,187
117,501 2.00%, 2/1/37, Pool #FS0610 108,160
270,858 2.00%, 2/1/37, Pool #FS0754 251,002
1,396,269 2.00%, 3/1/37, Pool #FS1330 1,289,926
326,519 2.00%, 3/1/37, Pool #CB2966 300,241
1,104,232 2.00%, 3/1/37, Pool #FS1331 1,023,805
826,897 2.00%, 4/1/37, Pool #FS3325 766,294
7,085 5.50%, 2/1/38, Pool #961545 7,286
5,930 6.00%, 3/1/38, Pool #889529 6,256
34,127 5.50%, 5/1/38, Pool #889692 35,146
15,513 6.00%, 5/1/38, Pool #889466 16,366
33,633 5.50%, 5/1/38, Pool #889441 35,010
23,439 5.50%, 6/1/38, Pool #995018 24,269
6,868 5.50%, 9/1/38, Pool #889995 7,098
16,340 6.00%, 10/1/38, Pool #889983 17,189
112,505 5.50%, 1/1/39, Pool #AB0200 115,938
30,975 4.50%, 4/1/39, Pool #930922 31,247
36,526 4.50%, 5/1/39, Pool #AL1472 36,773
25,182 3.50%, 5/1/39, Pool #MA3660 24,551
329,473 5.00%, 6/1/39, Pool #AL7521 332,085
245,562 6.00%, 7/1/39, Pool #BF0056 256,438
18,160 5.50%, 10/1/39, Pool #AD0362 18,933
149,767 5.50%, 12/1/39, Pool #AC6680 156,557
107,634 3.50%, 12/1/39, Pool #MA3869 101,812
17,571 5.50%, 12/1/39, Pool #AD0571 18,498
1,723,234 4.50%, 1/1/40, Pool #AC8568 1,728,251
46,503 3.50%, 1/1/40, Pool #MA3891 43,996
84,098 3.50%, 2/1/40, Pool #MA3935 79,561
14,990 5.50%, 3/1/40, Pool #AL5304 15,496
14,266 4.50%, 4/1/40, Pool #AD4038 14,289
107,396 6.00%, 4/1/40, Pool #AL4141 112,944
20,225 6.50%, 5/1/40, Pool #AL1704 21,276
26,967 4.50%, 7/1/40, Pool #AD7127 27,068
24,561 4.50%, 7/1/40, Pool #AB1226 24,633
13,381 6.00%, 9/1/40, Pool #AE0823 13,981
4,799,000 4.50%, 10/25/40, TBA 4,792,251
1,364,000 2.50%, 10/25/40, TBA 1,282,160
138,000 3.00%, 10/25/40, TBA 132,162
762,000 4.00%, 10/25/40, TBA 749,260
13,161 4.00%, 1/1/41, Pool #AL7167 12,774
28,716 6.00%, 6/1/41, Pool #AL4142 30,067
189,462 5.00%, 7/1/41, Pool #AL7524 192,830
10,650 4.50%, 7/1/41, Pool #AB3314 10,729
317,580 5.50%, 9/1/41, Pool #AL8430 328,630
18,946 4.50%, 9/1/41, Pool #AI8961 19,079
11,939,570 1.50%, 11/1/41, Pool #FS0316 9,986,058
6,087,498 1.50%, 12/1/41, Pool #MA4500 5,091,958
1,863,324 2.00%, 12/1/41, Pool #MA4501 1,607,779
419,557 4.00%, 1/1/42, Pool #AB4307 411,571

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 104,352 3.50%, 1/1/42, Pool #AW8154 $ 99,878
471,298 2.00%, 2/1/42, Pool #MA4540 409,490
4,573,875 2.00%, 3/1/42, Pool #MA4570 3,974,038
722,268 2.00%, 4/1/42, Pool #MA4586 614,052
40,615 3.50%, 4/1/42, Pool #AO0777 39,008
16,788 3.50%, 4/1/42, Pool #AK7510 16,049
17,879 4.00%, 5/1/42, Pool #AO2114 17,478
88,009 4.00%, 5/1/42, Pool #AO2961 86,035
6,185 3.50%, 5/1/42, Pool #AO2881 5,913
6,365 3.50%, 6/1/42, Pool #AO3048 6,085
8,708 3.50%, 6/1/42, Pool #AK9225 8,325
22,267 3.50%, 7/1/42, Pool #AO9707 21,287
83,450 4.50%, 9/1/42, Pool #AL2482 83,707
502,999 4.50%, 1/1/43, Pool #AL8206 504,081
39,809 3.00%, 3/1/43, Pool #AR7576 36,084
35,006 3.00%, 3/1/43, Pool #AR7568 31,360
53,058 3.00%, 3/1/43, Pool #AR9218 49,079
49,853 3.00%, 4/1/43, Pool #AR8630 46,115
43,255 3.00%, 4/1/43, Pool #AB8924 39,209
489 3.50%, 4/1/43, Pool #CA1530 453
17,715 3.00%, 4/1/43, Pool #AT2037 15,870
71,230 3.00%, 4/1/43, Pool #AT2040 65,888
42,531 3.00%, 4/1/43, Pool #AT2043 38,553
42,818 3.00%, 4/1/43, Pool #AB8923 39,606
4,840 3.00%, 6/1/43, Pool #AB9564 4,526
345,724 5.00%, 12/1/43, Pool #AL7777 350,808
154,685 5.00%, 11/1/44, Pool #AL8878 157,247
146,543 3.50%, 2/1/45, Pool #BM1100 139,228
464,079 3.50%, 2/1/45, Pool #FM5294 435,904
89,519 5.00%, 6/1/45, Pool #BM3784 91,030
69,085 4.50%, 9/1/45, Pool #AL7936 69,191
1,906,568 3.50%, 9/1/45, Pool #FM3224 1,801,270
45,655 4.50%, 11/1/45, Pool #AL9501 45,662
4,680,881 3.50%, 11/1/45, Pool #FM6411 4,400,632
2,787 4.50%, 11/1/45, Pool #AS6233 2,783
94,412 4.50%, 12/1/45, Pool #BM1756 94,526
11,518 3.00%, 6/1/46, Pool #AS7365 10,491
881,041 3.50%, 7/1/46, Pool #BA7748 827,537
286,060 4.50%, 7/1/46, Pool #BM1920 285,879
227,992 4.50%, 7/1/46, Pool #BM3053 228,338
12,708 3.00%, 8/1/46, Pool #AL9031 11,607
802,577 3.00%, 9/1/46, Pool #BD1469 726,352
136,442 3.00%, 11/1/46, Pool #BD9645 124,575
101,430 3.00%, 11/1/46, Pool #BD9643 93,153
260,876 3.00%, 11/1/46, Pool #BD9644 239,602
746,779 3.00%, 12/1/46, Pool #AS8486 675,815
176,815 3.50%, 12/1/46, Pool #BE2103 164,107
636,420 3.50%, 2/1/47, Pool #AL9920 590,696
295,299 3.50%, 2/1/47, Pool #BE1534 271,235
66,850 3.50%, 3/1/47, Pool #BH0158 61,399
265,456 3.50%, 5/1/47, Pool #BM1174 250,287
412,044 3.50%, 5/1/47, Pool #BD2417 378,463
154,763 3.50%, 5/1/47, Pool #BE9375 143,717
215,396 4.00%, 5/1/47, Pool #BH0398 207,694
108,011 3.50%, 6/1/47, Pool #BH0567 100,300
177,419 4.00%, 7/1/47, Pool #BH3401 171,063
246,467 4.00%, 8/1/47, Pool #BM1619 237,658
16,261 4.00%, 9/1/47, Pool #MA3121 15,630
115,715 4.50%, 10/1/47, Pool #BM3052 115,550
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 512,955 3.50%, 11/1/47, Pool #MA3182 $ 478,252
515,862 3.50%, 12/1/47, Pool #MA3210 480,958
143,066 4.50%, 12/1/47, Pool #BH7067 142,500
314,945 3.50%, 1/1/48, Pool #MA3238 293,634
358,957 4.00%, 1/1/48, Pool #BH9222 345,019
1,043,353 3.50%, 1/1/48, Pool #FM5293 981,257
49,962 4.00%, 2/1/48, Pool #BJ9057 48,073
55,268 4.00%, 2/1/48, Pool #BJ9058 53,291
234,068 3.50%, 2/1/48, Pool #BH9277 216,963
92,650 3.50%, 3/1/48, Pool #BK1958 85,884
159,351 3.50%, 3/1/48, Pool #BJ0648 147,708
295,564 3.50%, 3/1/48, Pool #BJ4916 273,970
2,915,191 3.50%, 3/1/48, Pool #BJ0650 2,702,149
2,666,493 4.50%, 4/1/48, Pool #FM7783 2,658,212
174,611 3.50%, 4/1/48, Pool #FM5295 164,259
110,415 4.50%, 4/1/48, Pool #BM3846 110,379
29,009 4.00%, 4/1/48, Pool #MA3333 27,793
1,379,444 3.50%, 5/1/48, Pool #MA3356 1,278,658
1,563,601 4.50%, 5/1/48, Pool #CA1704 1,551,973
34,882 4.00%, 5/1/48, Pool #CA2708 33,420
113,351 5.00%, 6/1/48, Pool #CA2317 114,146
24,143 4.00%, 6/1/48, Pool #MA3384 23,132
8,522 4.50%, 7/1/48, Pool #BK4471 8,458
23,889 4.00%, 7/1/48, Pool #MA3415 22,715
57,415 4.50%, 7/1/48, Pool #BK6113 57,396
216,715 4.00%, 8/1/48, Pool #BK4772 207,634
465,531 5.00%, 9/1/48, Pool #MA3472 468,878
328,873 4.00%, 9/1/48, Pool #FM5566 314,860
35,804 5.00%, 10/1/48, Pool #MA3501 36,061
68,993 4.00%, 10/1/48, Pool #CA2469 65,989
101,697 5.00%, 10/1/48, Pool #BK7881 102,430
7,377 3.50%, 11/1/48, Pool #FM1543 6,859
65,304 5.00%, 11/1/48, Pool #MA3527 65,773
17,040 5.00%, 12/1/48, Pool #BN4404 17,287
978,765 4.00%, 1/1/49, Pool #FM5296 949,506
19,548 5.00%, 1/1/49, Pool #BN4430 19,830
62,412 5.00%, 1/1/49, Pool #BN3949 62,860
216,358 3.50%, 6/1/49, Pool #FM5315 201,505
645,242 4.00%, 9/1/49, Pool #FM3665 617,161
3,766,520 3.00%, 3/1/50, Pool #FM5290 3,428,139
266,959 4.00%, 3/1/50, Pool #CA5368 252,704
258,327 4.00%, 5/1/50, Pool #FM7973 246,529
357,838 4.00%, 6/1/50, Pool #CA6106 341,051
2,437,363 2.50%, 7/1/50, Pool #CA6341 2,104,898
2,346,297 2.50%, 7/1/50, Pool #CA6342 2,026,258
2,434,091 2.50%, 7/1/50, Pool #CA6343 2,102,133
1,371,611 2.50%, 7/1/50, Pool #CA6359 1,175,989
2,281,323 2.50%, 8/1/50, Pool #CA6636 1,970,196
1,625,344 2.00%, 8/1/50, Pool #FP0025 1,319,771
2,762,415 2.50%, 8/1/50, Pool #CA6577 2,385,678
215,114 4.00%, 8/1/50, Pool #FM7703 205,619
1,433,381 3.00%, 8/1/50, Pool #FM5292 1,286,719
707,963 2.50%, 8/1/50, Pool #CA6711 611,411
332,614 2.00%, 9/1/50, Pool #BQ0697 271,190
1,057,870 2.00%, 9/1/50, Pool #MA4119 862,498
1,736,606 1.50%, 10/1/50, Pool #MA4157 1,334,914
1,907,783 2.00%, 10/1/50, Pool #MA4158 1,552,633
1,512,986 1.50%, 11/1/50, Pool #MA4181 1,162,985
249,536 2.00%, 11/1/50, Pool #BQ6334 204,195

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 440,664 2.50%, 11/1/50, Pool #FM4874 $ 377,841
1,573,627 2.50%, 11/1/50, Pool #CA7597 1,349,128
348,925 2.00%, 12/1/50, Pool #FM5305 286,489
1,531,834 1.50%, 12/1/50, Pool #MA4209 1,177,502
1,161,660 2.00%, 12/1/50, Pool #FM5176 953,742
29,015,975 2.00%, 1/1/51, Pool #MA4237 23,488,301
8,372,491 3.50%, 1/1/51, Pool #FM7599 7,733,131
1,308,100 4.00%, 1/1/51, Pool #FM7031 1,249,158
422,884 2.50%, 1/1/51, Pool #CA8592 365,189
1,181,587 2.50%, 2/1/51, Pool #CA9038 1,012,581
2,403,933 2.00%, 2/1/51, Pool #BR1615 1,955,081
154,473 2.50%, 3/1/51, Pool #BR4654 132,364
1,454,823 4.00%, 3/1/51, Pool #FM7460 1,391,081
2,045,127 1.50%, 3/1/51, Pool #MA4280 1,571,552
425,970 2.00%, 3/1/51, Pool #BN9004 350,109
755,962 2.00%, 3/1/51, Pool #BN8997 619,549
191,021 2.50%, 4/1/51, Pool #BR8896 163,707
1,027,236 2.00%, 4/1/51, Pool #FM6863 848,554
711,616 2.00%, 4/1/51, Pool #BR7802 583,282
238,358 2.00%, 4/1/51, Pool #FS0599 195,827
100,889 2.50%, 4/1/51, Pool #BR8283 86,459
111,286 2.50%, 5/1/51, Pool #BR8915 95,371
54,811 2.50%, 5/1/51, Pool #BR8296 46,970
7,342,960 4.00%, 5/1/51, Pool #FS1463 6,979,775
1,740,026 2.50%, 5/1/51, Pool #CB0383 1,496,788
5,063,011 3.00%, 6/1/51, Pool #CB0848 4,523,205
514,650 1.50%, 6/1/51, Pool #BR9265 395,520
2,070,342 2.00%, 7/1/51, Pool #MA4378 1,675,310
174,243 2.50%, 7/1/51, Pool #BP3574 149,317
3,458,049 4.00%, 10/1/51, Pool #FS1133 3,290,535
56,473 2.50%, 10/1/51, Pool #BT8452 48,400
598,666 2.50%, 10/1/51, Pool #CB1806 514,984
1,926,064 2.00%, 11/1/51, Pool #CB2079 1,573,133
752,062 2.50%, 11/1/51, Pool #FS0026 649,878
2,105,774 2.00%, 11/1/51, Pool #CB2054 1,729,218
2,116,529 3.00%, 11/1/51, Pool #CB2165 1,889,713
1,004,807 2.00%, 11/1/51, Pool #CB2139 827,894
2,592,601 2.00%, 11/1/51, Pool #FS1334 2,098,801
1,350,551 2.00%, 12/1/51, Pool #FS0211 1,101,794
581,642 2.00%, 12/1/51, Pool #FM9730 475,604
905,346 3.00%, 12/1/51, Pool #CB2418 809,801
229,959 2.00%, 12/1/51, Pool #FS0598 190,016
1,300,604 2.00%, 12/1/51, Pool #FS0212 1,065,873
456,947 2.50%, 12/1/51, Pool #CB2372 393,052
1,509,762 2.50%, 1/1/52, Pool #FS0193 1,293,864
2,923,894 2.50%, 1/1/52, Pool #CB2622 2,515,887
1,534,328 2.00%, 1/1/52, Pool #FS0497 1,251,082
2,139,333 2.50%, 1/1/52, Pool #FS0378 1,834,250
1,932,699 2.50%, 1/1/52, Pool #CB2621 1,670,372
1,587,623 2.50%, 1/1/52, Pool #CB2620 1,358,279
890,736 2.50%, 1/1/52, Pool #CB2633 773,637
2,432,294 2.50%, 1/1/52, Pool #FS0209 2,092,270
1,965,918 2.50%, 1/1/52, Pool #FS0208 1,691,779
469,025 2.50%, 2/1/52, Pool #CB2854 400,263
3,176,130 2.00%, 2/1/52, Pool #CB2838 2,589,050
5,959,182 2.00%, 2/1/52, Pool #FS2040 4,819,982
303,446 2.50%, 2/1/52, Pool #CB2863 265,473
1,974,146 2.50%, 2/1/52, Pool #CB2856 1,701,888
616,465 2.00%, 2/1/52, Pool #CB2836 500,092
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,665,732 2.50%, 2/1/52, Pool #CB2855 $ 1,424,930
1,959,080 2.00%, 3/1/52, Pool #CB3101 1,596,903
3,580,492 2.00%, 3/1/52, Pool #CB3102 2,937,763
750,599 2.50%, 3/1/52, Pool #FS1661 648,750
240,758 3.00%, 3/1/52, Pool #CB3115 214,924
679,222 3.00%, 4/1/52, Pool #FS1520 607,817
638,234 4.00%, 4/1/52, Pool #FS1267 609,244
9,970,826 2.00%, 4/1/52, Pool #FA2772 8,169,193
442,143 3.50%, 5/1/52, Pool #BV8545 410,089
1,083,003 3.00%, 5/1/52, Pool #FS1522 966,195
4,107,448 4.00%, 5/1/52, Pool #FS3377 3,905,516
510,608 3.50%, 7/1/52, Pool #FS2812 468,540
405,869 4.50%, 7/1/52, Pool #MA4656 395,076
629,842 5.00%, 7/1/52, Pool #FS2409 631,451
788,501 5.00%, 7/1/52, Pool #FS2458 798,611
973,804 5.00%, 7/1/52, Pool #FS2473 978,995
8,513,234 4.50%, 8/1/52, Pool #CB4345 8,345,163
371,984 3.50%, 8/1/52, Pool #CB4324 344,894
321,628 3.50%, 9/1/52, Pool #CB4660 297,218
260,993 3.50%, 9/1/52, Pool #CB4658 241,946
78,230 3.50%, 9/1/52, Pool #CB4657 72,194
2,366,828 4.50%, 9/1/52, Pool #FS8370 2,308,127
399,426 3.50%, 9/1/52, Pool #CB4661 366,492
371,676 6.00%, 11/1/52, Pool #FS3251 387,522
815,787 5.00%, 12/1/52, Pool #MA4841 813,405
338,587 5.00%, 1/1/53, Pool #BX4207 340,144
1,178,895 5.50%, 1/1/53, Pool #BX6108 1,190,826
2,133,334 5.00%, 1/1/53, Pool #CB5450 2,119,347
804,331 5.50%, 1/1/53, Pool #CB5462 816,924
2,198,285 6.00%, 1/1/53, Pool #FS3832 2,291,147
317,286 5.50%, 2/1/53, Pool #BX6449 321,354
7,438,042 5.00%, 4/1/53, Pool #CB6063 7,435,103
1,706,958 6.00%, 4/1/53, Pool #CB6094 1,752,119
1,064,516 5.50%, 5/1/53, Pool #CB6322 1,078,163
324,022 6.00%, 5/1/53, Pool #BY0568 331,914
2,631,466 5.50%, 5/1/53, Pool #FS4629 2,678,150
349,199 6.50%, 5/1/53, Pool #CB6340 362,554
3,341,488 5.50%, 5/1/53, Pool #CB6321 3,400,832
639,569 5.50%, 5/1/53, Pool #BY0557 650,926
744,625 6.00%, 5/1/53, Pool #FS4641 763,657
2,509,962 6.00%, 5/1/53, Pool #CB6329 2,590,311
652,119 5.50%, 5/1/53, Pool #BY2967 663,708
1,843,575 5.50%, 6/1/53, Pool #CB6463 1,876,330
3,155,641 6.00%, 7/1/53, Pool #CB6757 3,256,346
3,034,132 6.50%, 8/1/53, Pool #FS5537 3,165,592
6,270,178 6.00%, 8/1/53, Pool #CB6872 6,426,145
3,742,953 5.50%, 8/1/53, Pool #CB6868 3,790,932
500,703 6.50%, 8/1/53, Pool #CB6884 519,849
636,603 6.50%, 9/1/53, Pool #CB7142 660,773
1,833,872 6.50%, 10/1/53, Pool #CB7349 1,897,646
3,866,182 6.50%, 2/1/54, Pool #CB8018 4,018,472
2,053,621 5.50%, 3/1/54, Pool #FS7428 2,081,188
1,977,797 6.50%, 6/1/54, Pool #CB8727 2,048,299
3,903,522 6.50%, 8/1/54, Pool #FS8574 4,049,947
1,333,270 6.00%, 8/1/55, Pool #CC0872 1,366,927
3,472,000 5.00%, 10/25/55, TBA 3,443,248
4,587,000 6.50%, 10/25/55, TBA 4,739,661
7,502,000 6.00%, 10/25/55, TBA 7,663,762
353,500,922

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association - REMICS (1.1%):
$ 1,990,501 Class CY , Series 2010-136, 4.00%, 12/25/40 $ 1,949,906
2,038,130 Class ZA , Series 2011-8, 4.00%, 2/25/41 1,970,567
335,502 Class UF , Series 2016-48,
4.87%(SOFR30A+51bps), 8/25/46 331,716
1,746,450 Class AO , Series 2023-36, , 0.00%, 8/25/50 1,229,289
918,314 Class IO , Series 2021-88, 2.50%, 12/25/51 121,538
23,897,559 Class FD , Series 2025-41,
5.86%(SOFR30A+150bps), 6/25/55 24,120,576
29,723,592
Federal Home Loan Mortgage Corporation (9.8%):
17,927 3.00%, 9/1/27, Pool #U70060 17,790
12,364 3.00%, 7/1/28, Pool #U79018 12,251
4,447,290 Class XFX , Series KL06, 1.46%, 12/25/29, Callable
9/25/29 @ 100.00 177,702
11,338 3.00%, 1/1/30, Pool #V60724 11,019
8,812 3.00%, 1/1/30, Pool #V60696 8,489
20,114 2.50%, 3/1/30, Pool #V60770 19,289
21,404 2.50%, 5/1/30, Pool #J31418 20,828
47,946 2.50%, 5/1/30, Pool #J31728 46,663
37,066 3.00%, 5/1/30, Pool #J31689 36,396
31,932 2.50%, 5/1/30, Pool #V60796 31,678
76,297 3.00%, 6/1/30, Pool #V60840 75,071
1,418 2.50%, 7/1/30, Pool #J32491 1,377
37,755 3.00%, 7/1/30, Pool #G15520 36,965
1,954 2.50%, 7/1/30, Pool #V60905 1,939
4,347 3.00%, 7/1/30, Pool #J32181 4,271
6,547 2.50%, 7/1/30, Pool #J32209 6,369
8,635 2.50%, 7/1/30, Pool #J32204 8,255
35,485 2.50%, 8/1/30, Pool #V60886 34,480
7,512 3.00%, 8/1/30, Pool #V60909 7,387
4,645 3.00%, 8/1/30, Pool #J32436 4,542
28,442 2.50%, 8/1/30, Pool #V60902 27,621
28,511 2.50%, 9/1/30, Pool #V60903 27,683
88,383 2.50%, 9/1/30, Pool #V60904 86,049
7,088,995 Class X1 , Series K121, 1.11%, 10/25/30 289,497
161,917 2.50%, 4/1/31, Pool #G16186 153,537
2,989,973 1.50%, 5/1/31, Pool #RD5057 2,838,939
463,322 1.50%, 6/1/31, Pool #RD5059 439,542
3,575,000 Class A2 , Series K145, 2.58%, 5/25/32 3,234,765
1,740,000 Class A2 , Series K146, 2.92%, 6/25/32 1,606,513
3,939 3.00%, 10/1/32, Pool #J37706 3,836
5,126 3.00%, 11/1/32, Pool #J37835 4,992
3,717 3.00%, 12/1/32, Pool #J38060 3,620
1,296,377 2.50%, 4/1/33, Pool #ZS8087 1,252,724
307,464 Class A2 , Series KG08, 4.13%, 5/25/33 302,541
4,491,000 Class A3 , Series K156, 3.70%, 6/25/33 4,290,248
64,532 3.50%, 1/1/34, Pool #ZS9068 64,362
692,583 2.50%, 1/1/35, Pool #SB0298 654,224
40,734 5.50%, 2/1/35, Pool #G04692 42,423
230,667 3.50%, 5/1/35, Pool #SC0063 224,790
618,173 2.00%, 9/1/35, Pool #SB0539 573,988
1,261,463 2.00%, 1/1/36, Pool #SB0546 1,172,166
821,171 2.00%, 2/1/36, Pool #SB8507 766,388
707,989 2.00%, 2/1/36, Pool #RC1819 659,956
263,120 2.00%, 3/1/36, Pool #SB0544 243,659
227,926 1.50%, 4/1/36, Pool #SB0510 204,840
1,558,551 1.50%, 4/1/36, Pool #SB0514 1,410,213
322,448 1.50%, 5/1/36, Pool #RC1975 291,749
1,538,001 2.00%, 5/1/36, Pool #RC1999 1,433,608
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 3,552,620 2.00%, 6/1/36, Pool #RC2071 $ 3,285,059
1,516,885 2.00%, 7/1/36, Pool #RC2097 1,402,667
1,245,469 2.00%, 4/1/37, Pool #SB0679 1,151,649
31,188 3.00%, 9/1/37, Pool #ZA2471 29,902
633,793 3.00%, 6/1/38, Pool #SC0111 610,215
64,244 6.00%, 4/1/39, Pool #G07613 67,144
11,265 4.50%, 12/1/39, Pool #A90196 11,345
330,765 3.50%, 1/1/40, Pool #RB5028 312,885
41,042 3.50%, 2/1/40, Pool #RB5034 38,825
12,326 4.50%, 7/1/40, Pool #A93010 12,401
13,393 4.00%, 8/1/40, Pool #A93534 13,092
81,708 4.00%, 9/1/40, Pool #A93851 80,359
220,528 4.50%, 9/1/40, Pool #A93700 220,892
17,194 4.00%, 10/1/40, Pool #A95923 16,730
10,976 4.00%, 11/1/40, Pool #A94977 10,679
12,125 4.00%, 11/1/40, Pool #A94779 11,798
10,906 4.00%, 11/1/40, Pool #A95144 10,612
754 4.00%, 4/1/41, Pool #Q00093 738
26,840 4.50%, 5/1/41, Pool #Q00959 26,985
26,116 4.50%, 5/1/41, Pool #Q00804 26,256
180,678 5.50%, 6/1/41, Pool #G07553 186,744
14,939 4.00%, 10/1/41, Pool #Q03841 14,744
41,561 5.00%, 10/1/41, Pool #G07642 41,877
19,875 4.00%, 10/1/41, Pool #Q04022 19,616
291,860 2.00%, 2/1/42, Pool #RB5145 253,578
1,534,730 2.00%, 3/1/42, Pool #RB5148 1,333,423
101,261 3.50%, 4/1/42, Pool #C03811 95,898
307,016 2.00%, 4/1/42, Pool #RB5153 266,742
99,257 3.50%, 4/1/42, Pool #Q07417 95,224
3,255 3.50%, 5/1/42, Pool #Q08306 3,069
8,940 3.50%, 5/1/42, Pool #Q08239 8,429
79,007 3.50%, 8/1/42, Pool #G07106 75,797
13,217 3.50%, 8/1/42, Pool #Q12162 12,680
4,629 3.50%, 10/1/42, Pool #Q11909 4,441
124,035 3.00%, 1/1/43, Pool #Q14866 112,432
99,342 3.00%, 3/1/43, Pool #Q16673 89,537
54,166 3.00%, 3/1/43, Pool #Q16403 48,823
57,690 3.50%, 6/1/43, Pool #Q18718 55,284
84,730 3.50%, 7/1/43, Pool #Q20206 80,269
36,075 4.00%, 9/1/43, Pool #Q21579 34,896
100,578 4.50%, 12/1/43, Pool #Q23779 101,449
67,638 4.50%, 12/1/43, Pool #G60018 68,097
10,633 3.50%, 1/1/44, Pool #Q24368 10,074
406,408 3.50%, 4/1/44, Pool #G07848 384,949
41,016 4.00%, 4/1/44, Pool #Q25643 39,622
6,556 3.50%, 5/1/44, Pool #Q26218 6,245
1,370,463 3.00%, 6/1/44, Pool #SD0498 1,257,083
49,832 3.50%, 6/1/44, Pool #Q28764 47,806
9,388 3.50%, 7/1/44, Pool #Q27319 8,944
35,039 4.00%, 7/1/44, Pool #G60901 33,969
14,471 3.50%, 9/1/44, Pool #Q28604 13,785
1,357,815 3.50%, 9/1/44, Pool #SD0481 1,290,781
1,536,808 4.00%, 1/1/45, Pool #SD0490 1,507,005
1,370,734 4.00%, 1/1/45, Pool #SD0478 1,334,417
10,379 4.00%, 2/1/45, Pool #Q31338 10,163
4,518 4.00%, 2/1/45, Pool #Q31128 4,424
10,185 3.50%, 9/1/45, Pool #Q36302 9,740
1,940,129 4.00%, 9/1/45, Pool #SD0507 1,877,878
13,642 4.00%, 12/1/45, Pool #Q37955 13,340

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 12,446 4.00%, 12/1/45, Pool #Q37957 $ 12,159
986,043 3.50%, 3/1/46, Pool #SD0485 923,745
161,423 3.00%, 9/1/46, Pool #G60718 146,434
184,293 3.50%, 9/1/46, Pool #SD0486 173,352
524,230 3.00%, 9/1/46, Pool #Q42979 475,573
98,910 3.00%, 12/1/46, Pool #Q45080 88,982
50,784 3.00%, 12/1/46, Pool #Q45083 46,649
615,955 3.00%, 12/1/46, Pool #V82781 553,292
187,626 3.00%, 12/1/46, Pool #Q45064 170,202
501,070 3.00%, 2/1/47, Pool #SD0496 457,922
252,540 3.50%, 3/1/47, Pool #G60968 238,024
514,619 4.00%, 7/1/47, Pool #SD0504 496,190
653,542 4.50%, 7/1/47, Pool #G61047 640,767
267,623 3.50%, 10/1/47, Pool #G61178 252,802
315,270 3.50%, 12/1/47, Pool #G61208 297,809
310,994 3.50%, 1/1/48, Pool #ZS4751 289,944
67,628 3.50%, 1/1/48, Pool #Q53648 63,719
42,868 3.50%, 1/1/48, Pool #Q53630 40,493
317,330 3.50%, 2/1/48, Pool #ZT1353 296,232
2,455,599 3.50%, 4/1/48, Pool #Q55389 2,281,865
443,423 4.00%, 4/1/48, Pool #SD0489 430,464
2,205,334 3.50%, 4/1/48, Pool #G08808 2,048,865
213,824 4.00%, 4/1/48, Pool #ZM6153 204,864
2,233,969 3.50%, 5/1/48, Pool #G08813 2,075,494
2,219,767 4.00%, 8/1/48, Pool #SD0492 2,136,275
721,101 4.50%, 8/1/48, Pool #G67715 710,832
1,760,521 4.00%, 5/1/49, Pool #SD0488 1,692,625
2,007,808 4.00%, 3/1/50, Pool #SD0296 1,929,179
1,379,146 4.50%, 3/1/50, Pool #SD0294 1,360,789
696,162 4.00%, 6/1/50, Pool #SD0520 661,144
484,449 4.00%, 7/1/50, Pool #SD0878 463,666
23,841 3.00%, 7/1/50, Pool #QB1486 21,428
1,336,054 4.00%, 7/1/50, Pool #SD1146 1,276,687
85,230 3.00%, 7/1/50, Pool #QB1479 76,632
9,673 3.00%, 7/1/50, Pool #QB1158 8,694
396,345 2.50%, 7/1/50, Pool #QB1193 340,482
9,151 3.00%, 7/1/50, Pool #QB1488 8,226
669,099 1.50%, 8/1/50, Pool #RA3217 514,322
650,144 3.00%, 8/1/50, Pool #RA3313 583,392
662,104 3.00%, 8/1/50, Pool #RA3282 594,066
59,551 3.00%, 8/1/50, Pool #QB2339 53,521
225,750 2.00%, 8/1/50, Pool #QB2296 185,339
871,205 3.00%, 8/1/50, Pool #SD0519 780,193
4,210,516 3.00%, 9/1/50, Pool #SD0592 3,767,630
960,370 2.00%, 9/1/50, Pool #SI2075 780,167
1,674,365 1.50%, 10/1/50, Pool #SD8082 1,287,037
502,179 2.00%, 11/1/50, Pool #SD7528 412,568
3,028,689 2.50%, 2/1/51, Pool #SD7534 2,596,869
4,589,815 2.00%, 3/1/51, Pool #SD8134 3,732,674
25,866,316 2.00%, 3/1/51, Pool #SD2903 21,044,379
1,661,062 2.00%, 4/1/51, Pool #SD7539 1,372,724
6,942,472 2.50%, 5/1/51, Pool #RA5077 5,937,332
1,912,830 2.50%, 5/1/51, Pool #SD0702 1,660,824
911,528 2.00%, 5/1/51, Pool #SD7541 746,192
2,184,690 1.50%, 5/1/51, Pool #SD8145 1,679,575
938,801 3.00%, 7/1/51, Pool #SD7544 840,261
2,896,771 2.00%, 7/1/51, Pool #SD0716 2,362,389
633,953 2.00%, 9/1/51, Pool #SD0730 519,609
866,854 2.00%, 9/1/51, Pool #SD0732 711,277
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 180,146 1.50%, 10/1/51, Pool #QC9344 $ 138,437
2,930,360 2.00%, 10/1/51, Pool #RA6071 2,393,453
815,877 3.00%, 10/1/51, Pool #RA6015 725,594
25,557,826 2.50%, 10/1/51, Pool #SD8173 21,649,341
1,881,845 2.50%, 11/1/51, Pool #RA6397 1,609,841
6,071,633 2.50%, 11/1/51, Pool #SD7548 5,225,155
166,083 2.00%, 12/1/51, Pool #SD0789 135,451
875,460 2.00%, 12/1/51, Pool #SD0785 715,896
345,707 2.00%, 12/1/51, Pool #SD0783 282,682
904,535 2.00%, 12/1/51, Pool #SD0786 741,990
3,659,767 2.50%, 12/1/51, Pool #RA6388 3,130,123
1,583,041 2.00%, 1/1/52, Pool #SD0894 1,290,863
19,278,728 2.50%, 1/1/52, Pool #SD7552 16,509,324
2,185,559 2.00%, 1/1/52, Pool #SD0892 1,792,866
5,863,637 2.50%, 1/1/52, Pool #SD0923 5,024,626
6,804,754 2.00%, 1/1/52, Pool #SD7549 5,583,520
1,149,726 2.00%, 2/1/52, Pool #RA6768 915,188
691,202 3.00%, 2/1/52, Pool #SD7550 622,198
19,071,188 3.00%, 3/1/52, Pool #SD7553 16,884,867
862,562 3.50%, 6/1/52, Pool #SD1053 799,339
336,829 3.50%, 6/1/52, Pool #SD1086 309,320
912,118 3.50%, 6/1/52, Pool #SD1049 840,359
478,900 4.00%, 6/1/52, Pool #SD1952 458,505
72,243 5.00%, 6/1/52, Pool #QE4965 72,628
2,223,063 4.50%, 7/1/52, Pool #RA7506 2,173,581
385,190 4.50%, 7/1/52, Pool #SD8231 375,635
1,094,911 5.00%, 7/1/52, Pool #SD1300 1,097,707
2,752,723 5.00%, 8/1/52, Pool #SD1465 2,767,396
2,781,920 3.00%, 8/1/52, Pool #SD7556 2,478,643
747,056 4.50%, 8/1/52, Pool #QE8252 727,218
110,619 5.00%, 9/1/52, Pool #QF0409 110,683
321,655 5.00%, 10/1/52, Pool #QF0895 321,840
1,075,603 4.50%, 10/1/52, Pool #SD3782 1,049,622
581,524 5.00%, 11/1/52, Pool #SD1882 584,200
1,674,940 4.50%, 11/1/52, Pool #SD2000 1,640,195
330,066 6.00%, 11/1/52, Pool #RA8216 338,787
748,530 5.00%, 12/1/52, Pool #RA8295 751,974
646,850 5.00%, 12/1/52, Pool #SD2081 649,824
1,243,552 5.00%, 12/1/52, Pool #SD1991 1,249,147
435,741 5.50%, 1/1/53, Pool #SD2275 443,098
1,606,152 6.00%, 1/1/53, Pool #SD2163 1,673,718
786,411 5.00%, 1/1/53, Pool #RA8404 790,028
1,336,878 5.50%, 1/1/53, Pool #QF6560 1,360,404
919,428 6.00%, 2/1/53, Pool #RA8560 942,629
294,522 5.00%, 2/1/53, Pool #SD2306 295,876
544,462 6.00%, 3/1/53, Pool #SD2598 558,148
3,589,525 5.50%, 3/1/53, Pool #RA8758 3,653,266
201,738 5.50%, 4/1/53, Pool #QG1462 204,324
68,074 5.50%, 4/1/53, Pool #QG2199 68,946
1,126,328 6.00%, 4/1/53, Pool #SD2760 1,155,571
3,230,515 5.50%, 5/1/53, Pool #RA9063 3,287,881
2,766,539 5.50%, 5/1/53, Pool #SD2893 2,813,317
2,453,737 6.00%, 5/1/53, Pool #RA9073 2,532,231
971,311 6.00%, 5/1/53, Pool #SD2886 996,972
684,803 5.50%, 6/1/53, Pool #QG6259 693,567
2,001,233 6.00%, 6/1/53, Pool #SD3176 2,053,033
4,946,228 5.50%, 7/1/53, Pool #SD3384 5,008,421
387,509 5.50%, 8/1/53, Pool #QG9484 392,471
427,215 5.50%, 8/1/53, Pool #RA9625 432,782

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 165,196 6.50%, 9/1/53, Pool #RA9868 $ 171,509
1,747,503 5.50%, 9/1/53, Pool #RA9849 1,769,929
890,821 6.50%, 11/1/53, Pool #RJ0320 924,269
3,109,810 5.50%, 12/1/54, Pool #RJ3084 3,159,556
1,140,239 6.00%, 4/1/55, Pool #RJ3896 1,170,846
2,393,868 6.00%, 5/1/55, Pool #RJ4166 2,458,509
259,794,901
Federal Home Loan Mortgage Corporation - REMICS (1.7%):
144,466 Class FL , Series 4248, 4.94%(SOFR30A+56bps),
5/15/41 142,931
830,962 Class XZ , Series 4316, 4.50%, 3/15/44 821,147
690,646 Class ZX , Series 4352, 4.00%, 4/15/44 666,299
279,711 Class FB , Series 4606, 4.99%(SOFR30A+61bps),
8/15/46 275,149
715,825 Class AO , Series 5341, , 0.00%, 6/25/50 538,532
2,040,578 Class AK , Series 4988, 1.00%, 7/25/50 1,629,239
2,023,698 Class TJ , Series 5002, 2.00%, 7/25/50 1,670,770
3,295,455 Class PO , Series 5319, , 0.00%, 8/25/50 2,279,551
881,583 Class ID , Series 5109, 2.50%, 5/25/51 123,052
36,393,748 Class FD , Series 5545, 5.86%(SOFR30A+150bps),
6/25/55 36,762,413
44,909,083
FRESB Mortgage Trust (0.1%):
2,310,345 Class A10F , Series 2021-SB93, 1.81%, 10/25/31,
Callable 9/25/31 @ 100.00 2,014,273
249,647 Class A10F , Series 2024-SB115, 4.41%, 8/25/34,
Callable 7/25/34 @ 100.00 240,879
837,513 Class A10H , Series 2019-SB60,
3.50%(LIBOR01M+350bps), 1/25/39, Callable
12/25/28 @ 100.00 808,047
3,063,199
Federal Farm Credit Banks Funding Corp. (0.7%):
625,000 3.50%, 9/1/32 603,730
1,045,000 3.88%, 9/20/32 1,032,788
6,095,000 1.68%, 9/17/35, Callable 10/10/25 @ 100.00 4,697,142
3,450,000 1.84%, 1/25/36, Callable 10/10/25 @ 100.00 2,665,808
4,730,000 2.10%, 2/25/36, Callable 10/10/25 @ 100.00 3,744,244
2,569,000 2.50%, 4/14/36, Callable 10/10/25 @ 100.00 2,112,232
2,875,000 2.49%, 5/19/36, Callable 10/10/25 @ 100.00 2,356,422
17,212,366
Federal Home Loan Banks (0.6%):
4,530,000 3.88%, 6/4/27 4,545,656
4,080,000 3.56%, 5/16/33 3,921,855
1,435,000 1.85%, 1/25/36, Callable 10/25/25 @ 100.00 1,110,002
1,720,000 1.87%, 2/8/36, Callable 11/8/25 @ 100.00 1,332,971
920,000 1.87%, 2/8/36, Callable 11/8/25 @ 100.00 712,337
4,545,000 2.65%, 11/5/41, Callable 10/10/25 @ 100.00 3,316,855
14,939,676
Resolution Funding Corp. Principal Strip (0.0%
†
):
1,290,000 4.24%, 4/15/30(c) 1,079,266
Total U.S. Government Agency Mortgages (Cost $926,790,095) 891,484,619
U.S. Treasury Obligations (26.2%):
U.S. Treasury Bonds (11.6%):
1,990,000 5.38%, 2/15/31 2,138,550
14,025,000 4.75%, 2/15/37 14,717,484
7,185,000 5.00%, 5/15/37 7,700,019
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Bonds, continued
$ 18,720,000 1.38%, 11/15/40 $ 12,202,369
27,370,000 1.88%, 2/15/41 19,226,356
16,085,000 3.13%, 11/15/41 13,391,391
2,795,000 2.00%, 11/15/41 1,961,195
2,220,000 2.38%, 2/15/42 1,643,841
16,285,000 2.75%, 11/15/42 12,600,519
19,770,000 4.00%, 11/15/42 18,272,577
1,360,000 3.88%, 2/15/43 1,233,775
4,712,500 3.63%, 8/15/43 4,109,999
8,855,000 4.38%, 8/15/43 8,545,421
6,000,000 4.75%, 11/15/43 6,061,641
2,865,000 4.50%, 2/15/44 2,801,433
445,000 4.13%, 8/15/44 413,033
4,380,000 4.63%, 11/15/44 4,339,793
17,085,000 4.75%, 2/15/45 17,191,781
955,000 3.00%, 5/15/45 742,960
4,325,000 5.00%, 5/15/45 4,492,087
775,000 2.88%, 8/15/45 588,485
800,000 4.88%, 8/15/45 817,906
18,635,000 2.25%, 8/15/46 12,420,664
6,855,000 2.88%, 11/15/46 5,128,665
3,105,000 2.75%, 11/15/47 2,243,484
5,645,000 3.00%, 2/15/48 4,261,093
44,535,000 3.13%, 5/15/48(d) 34,318,045
4,055,000 3.38%, 11/15/48 3,256,038
3,935,000 3.00%, 2/15/49 2,945,716
125,000 2.88%, 5/15/49 91,157
11,445,000 1.25%, 5/15/50 5,612,074
19,355,000 1.38%, 8/15/50 9,726,643
2,954,000 1.63%, 11/15/50 1,584,198
16,305,000 2.38%, 5/15/51 10,485,516
1,102,000 1.88%, 11/15/51 623,276
1,054,000 2.25%, 2/15/52 653,521
11,498,000 2.88%, 5/15/52 8,203,104
5,054,000 3.00%, 8/15/52 3,695,737
1,052,000 3.63%, 2/15/53 869,503
2,252,000 3.63%, 5/15/53 1,859,571
875,000 4.75%, 11/15/53 876,299
7,880,000 4.25%, 8/15/54 7,275,764
5,305,000 4.50%, 11/15/54 5,107,928
10,908,000 4.63%, 2/15/55 10,721,371
18,046,000 4.75%, 5/15/55 18,102,394
2,965,000 4.75%, 8/15/55 2,975,655
308,230,031
U.S. Treasury Notes (14.6%):
2,430,000 3.88%, 3/15/28 2,445,282
25,405,000 3.75%, 4/15/28 25,482,406
66,070,000 3.75%, 5/15/28 66,284,211
19,011,000 3.88%, 6/15/28 19,135,760
6,535,000 3.88%, 7/15/28 6,577,631
39,200,000 3.63%, 8/15/28 39,201,531
6,700,000 3.38%, 9/15/28 6,654,461
818,200 1.50%, 11/30/28 766,040
1,697,000 4.63%, 4/30/29 1,751,092
6,632,000 4.25%, 6/30/29 6,764,122
8,665,000 4.00%, 7/31/29 8,760,450
5,850,000 3.13%, 8/31/29 5,729,344
4,134,000 3.63%, 8/31/29 4,123,988
10,336,000 3.50%, 9/30/29 10,264,132

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 6,032,000 4.13%, 10/31/29 $ 6,128,135
5,416,000 4.13%, 11/30/29 5,503,164
6,955,000 4.38%, 12/31/29 7,135,395
9,054,000 4.25%, 1/31/30 9,246,398
10,493,000 4.00%, 2/28/30 10,615,145
6,325,000 3.88%, 4/30/30 6,365,520
3,087,000 3.75%, 5/31/30 3,088,929
9,090,000 3.88%, 7/31/30 9,144,682
882,000 4.00%, 7/31/30 891,922
9,835,000 3.63%, 8/31/30 9,784,672
895,000 4.63%, 9/30/30 930,276
2,637,000 3.75%, 12/31/30 2,634,322
10,598,000 4.00%, 1/31/31 10,708,120
7,910,000 4.25%, 6/30/31 8,083,340
3,000 3.75%, 8/31/31 2,986
3,000 4.38%, 1/31/32 3,083
1,000 4.13%, 2/29/32 1,014
1,000 4.13%, 3/31/32 1,013
40,525,000 4.00%, 4/30/32 40,767,200
3,972,000 4.13%, 5/31/32 4,022,891
1,598,000 4.00%, 6/30/32 1,606,489
14,584,000 4.00%, 7/31/32 14,654,641
3,946,000 4.63%, 2/15/35 4,101,374
13,297,000 4.25%, 5/15/35 13,422,179
12,445,000 4.25%, 8/15/35 12,546,602
385,329,942
Total U.S. Treasury Obligations (Cost $739,667,328) 693,559,973
Commercial Paper (0.2%):
5,575,000 National Bank of Canada, 4.14%, 2/5/26(a)(c) 5,494,051
Total Commercial Paper (Cost $5,490,332) 5,494,051
Shares
Affiliated Investment Company (0.0%
†
):
Money Market Funds (0.0%
†
):
330,450 BlackRock Liquidity FedFund, Institutional Class,
4.03%
+
(c)(e) 330,450
Total Affiliated Investment Company (Cost $330,450) 330,450
Unaffiliated Investment Company (1.2%):
Money Market Funds (1.2%):
31,390,919 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.98%(c) 31,390,919
Total Unaffiliated Investment Company (Cost $31,390,918) 31,390,919
Total Investment Securities
(Cost $2,808,207,567 ) — 103.5% 2,736,972,009
Net other assets (liabilities) — (3.5)% (92,598,652)
Net Assets — 100.0% $ 2,644,373,357
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2025 .
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
SOFR30A—Secured Overnight Financing Rate 30-day Average
TBA—To Be Announced Security
^ This security or a partial position of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $315,287.
† Represents less than 0.05%.
+ Affiliated Securities
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at
September 30, 2025.
(c) The rate represents the effective yield at September 30, 2025.
(d) All or a portion of this security has been pledged as collateral for open derivative positions.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2025.
Securities Sold Short (-3.8%):
At September 30, 2025, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 3.00% 10/25/55 $ (4,882,000) $ (4,310,254) $ (4,287,006)
Federal National Mortgage Association, TBA 3.50% 10/25/55 (8,992,000) (8,254,077) (8,213,630)
Federal National Mortgage Association, TBA 1.50% 10/25/40 (1,781,000) (1,612,223) (1,592,604)
Federal National Mortgage Association, TBA 2.50% 10/25/55 (30,388,000) (25,677,373) (25,592,394)
Federal National Mortgage Association, TBA 2.00% 10/25/55 (26,814,000) (21,653,143) (21,612,503)
Federal National Mortgage Association, TBA 2.00% 10/25/40 (8,355,000) (7,719,922) (7,678,767)
Federal National Mortgage Association, TBA 3.50% 10/25/40 (302,000) (294,426) (292,374)
Federal National Mortgage Association, TBA 4.00% 10/25/55 (12,044,000) (11,452,132) (11,349,588)
Federal National Mortgage Association, TBA 5.50% 10/25/55 (2,378,000) (2,405,960) (2,398,064)
Federal National Mortgage Association, TBA 4.50% 10/25/55 (5,465,000) (5,321,220) (5,300,196)
Government National Mortgage Association
Government National Mortgage Association, TBA 2.50% 10/20/55 (10,010,000) (8,733,587) (8,614,856)
Government National Mortgage Association, TBA 2.00% 10/20/55 (5,639,000) (4,697,075) (4,660,986)
$ (102,131,392) $ (101,592,968)
Futures Contracts
At September 30, 2025, the Fund's open futures contracts were as follows:
Short Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
30-Day Federal Fund October Futures (U.S. Dollar) 10/31/25 12 $ (4,796,384) $ (144)
30-Day Federal Fund September Futures (U.S. Dollar) 9/30/25 44 (17,560,155) (534)
U.S. Treasury 30-Year Bond December Futures (U.S. Dollar) 12/19/25 36 (4,197,375) (90,588)
$ (91,266)
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
Euro Schatz Index December Futures (Euro) 12/8/25 235 $ 29,512,244 $ (24,982)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/25 451 50,737,500 15,289
U.S. Treasury 2-Year Note December Futures (U.S. Dollar) 12/31/25 891 185,683,008 142,079
U.S. Treasury 5-Year Note December Futures (U.S. Dollar) 12/31/25 1,172 127,976,906 (124,922)
$ 7,464
Total Net Futures Contracts $ (83,802)

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Forward Currency Contracts
At September 30, 2025, the Fund's open forward currency contracts were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
U.S. Dollar 198,805 European Euro 169,020 Citigroup 10/16/25 $ 187
U.S. Dollar 164,204 European Euro 139,930 CADN Imperial Bank of Commerce 10/16/25 (230)
Total Net Forward Currency Contracts $ (43)

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (41.1%):
Aerospace & Defense (0.5%):
1,378 Axon Enterprise, Inc.* $ 988,908
4,188 Boeing Co. (The)* 903,896
26 Curtiss-Wright Corp. 14,116
7,972 General Dynamics Corp. 2,718,452
291 HEICO Corp. 93,941
345 Lockheed Martin Corp. 172,227
2,233 Northrop Grumman Corp. 1,360,612
1,308 Textron, Inc. 110,513
6,362,665
Automobile Components (0.0%
†
):
11,361 BorgWarner, Inc. 499,430
Automobiles (1.4%):
245,182 Ford Motor Co. 2,932,377
55,739 General Motors Co. 3,398,407
29,628 Tesla, Inc.* 13,176,164
19,506,948
Banks (1.5%):
88,507 Bank of America Corp. 4,566,076
34,238 JPMorgan Chase & Co. 10,799,692
9,577 PNC Financial Services Group, Inc. (The) 1,924,307
66,081 US Bancorp 3,193,695
20,483,770
Beverages (0.2%):
35,348 Keurig Dr Pepper, Inc. 901,727
10,456 PepsiCo, Inc. 1,468,441
2,370,168
Biotechnology (1.1%):
31,554 AbbVie, Inc. 7,306,013
2,427 Biogen, Inc.* 339,974
12,828 Exelixis, Inc.* 529,796
35,682 Gilead Sciences, Inc. 3,960,702
35,891 Incyte Corp.* 3,043,916
3,058 PTC Therapeutics, Inc.* 187,670
444 Regeneron Pharmaceuticals, Inc. 249,648
15,617,719
Broadline Retail (1.7%):
103,945 Amazon.com, Inc.* 22,823,204
Building Products (0.4%):
7,720 A O Smith Corp. 566,725
2,738 Armstrong World Industries, Inc. 536,675
4,863 Johnson Controls International plc 534,687
9,385 Resideo Technologies, Inc.* 405,244
7,409 Trane Technologies plc 3,126,302
5,169,633
Capital Markets (1.2%):
12,862 Bank of New York Mellon Corp. (The) 1,401,443
42,330 Charles Schwab Corp. (The) 4,041,245
4,994 Goldman Sachs Group, Inc. (The) 3,976,972
17,857 Morgan Stanley 2,838,549
109 Morningstar, Inc. 25,289
3,781 S&P Global, Inc. 1,840,250
24,883 SEI Investments Co. 2,111,323
Shares Value
Common Stocks, continued
Capital Markets, continued
3,678 T. Rowe Price Group, Inc. $ 377,510
16,612,581
Chemicals (0.4%):
33,100 Corteva, Inc. 2,238,553
13,158 Ecolab, Inc. 3,603,450
5,842,003
Commercial Services & Supplies (0.3%):
17,276 Cintas Corp. 3,546,072
2,688 Republic Services, Inc. 616,842
4,162,914
Communications Equipment (0.4%):
45,683 Cisco Systems, Inc. 3,125,631
5,043 Motorola Solutions, Inc. 2,306,113
5,431,744
Construction & Engineering (0.1%):
883 Comfort Systems USA, Inc. 728,634
1,252 EMCOR Group, Inc. 813,224
1,258 Valmont Industries, Inc. 487,764
2,029,622
Construction Materials (0.2%):
24,920 CRH plc 2,987,908
Consumer Finance (0.4%):
11,511 Capital One Financial Corp. 2,447,008
37,356 Synchrony Financial 2,654,144
5,101,152
Consumer Staples Distribution & Retail (0.5%):
1,532 Costco Wholesale Corp. 1,418,065
52,395 Walmart, Inc. 5,399,829
6,817,894
Diversified Consumer Services (0.1%):
84,397 ADT, Inc. 735,098
Diversified Telecommunication Services (0.2%):
33,079 AT&T, Inc. 934,151
44,988 Verizon Communications, Inc. 1,977,223
2,911,374
Electric Utilities (0.3%):
39,743 NextEra Energy, Inc. 3,000,199
8,255 NRG Energy, Inc. 1,336,897
4,337,096
Electrical Equipment (0.3%):
4,183 AMETEK, Inc. 786,404
5,326 Eaton Corp. plc 1,993,255
29,454 Sensata Technologies Holding plc 899,820
3,679,479
Electronic Equipment, Instruments & Components (0.3%):
11,923 Itron, Inc.* 1,485,129

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
10,029 Zebra Technologies Corp.* $ 2,980,218
4,465,347
Energy Equipment & Services (0.0%
†
):
560 TechnipFMC plc 22,092
Entertainment (1.1%):
8,519 Electronic Arts, Inc. 1,718,282
6,477 Netflix, Inc.* 7,765,405
4,319 ROBLOX Corp., Class A* 598,268
42,069 Walt Disney Co. (The) 4,816,901
14,898,856
Financial Services (2.1%):
23,919 Berkshire Hathaway, Inc., Class B* 12,025,038
26,767 Fiserv, Inc.* 3,451,069
392 Global Payments, Inc. 32,568
13,193 Mastercard, Inc., Class A 7,504,310
29,634 PayPal Holdings, Inc.* 1,987,256
15,392 Remitly Global, Inc.* 250,890
10,827 Visa, Inc., Class A 3,696,121
28,947,252
Food Products (0.1%):
12,940 Cal-Maine Foods, Inc. 1,217,654
Ground Transportation (0.8%):
93,063 CSX Corp. 3,304,667
135,643 Lyft, Inc., Class A* 2,985,502
348 Norfolk Southern Corp. 104,543
26,203 Uber Technologies, Inc.* 2,567,108
11,127 Union Pacific Corp. 2,630,089
11,591,909
Health Care Equipment & Supplies (0.2%):
32,232 Boston Scientific Corp.* 3,146,810
Health Care Providers & Services (0.5%):
11,087 Cano Health LLC* 134,153
4,159 Cardinal Health, Inc. 652,797
2,124 Cigna Group (The) 612,243
6,186 CVS Health Corp. 466,362
6,850 Elevance Health, Inc. 2,213,372
1,781 Humana, Inc. 463,363
51,228 Option Care Health, Inc.* 1,422,089
872 UnitedHealth Group, Inc. 301,102
6,265,481
Health Care REITs (0.3%):
22,042 Welltower, Inc. 3,926,562
Health Care Technology (0.1%):
5,057 Veeva Systems, Inc., Class A* 1,506,531
Hotels, Restaurants & Leisure (0.8%):
27,249 Airbnb, Inc., Class A* 3,308,574
882 Booking Holdings, Inc. 4,762,156
5,408 DraftKings, Inc.* 202,259
157,907 Global Business Travel Group I* 1,275,888
3,639 McDonald's Corp. 1,105,856
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
17,739 Wendy's Co. (The) $ 162,489
10,817,222
Household Durables (0.1%):
7,728 Garmin, Ltd. 1,902,788
1 Toll Brothers, Inc. 138
1,902,926
Household Products (0.2%):
4,143 Colgate-Palmolive Co. 331,191
18,484 Procter & Gamble Co. (The) 2,840,067
3,171,258
Industrial Conglomerates (0.8%):
20,517 General Electric Co. 6,171,924
19,757 Honeywell International, Inc. 4,158,848
10,330,772
Insurance (0.9%):
10,346 Aflac, Inc. 1,155,648
16,077 Allstate Corp. (The) 3,450,928
9,098 Marsh & McLennan Cos., Inc. 1,833,520
17,404 Progressive Corp. (The) 4,297,918
5,442 Prudential Financial, Inc. 564,553
4,991 Travelers Cos., Inc. (The) 1,393,587
12,696,154
Interactive Media & Services (3.4%):
58,020 Alphabet, Inc., Class A 14,104,662
58,715 Alphabet, Inc., Class C 14,300,038
24,655 Meta Platforms, Inc., Class A 18,106,139
46,510,839
IT Services (0.0%
†
):
2,662 Okta, Inc.* 244,105
Life Sciences Tools & Services (0.1%):
9,232 Illumina, Inc.* 876,763
Machinery (0.0%
†
):
910 Flowserve Corp. 48,357
Media (0.3%):
121,030 Comcast Corp., Class A 3,802,763
Metals & Mining (0.1%):
30,727 Commercial Metals Co. 1,760,043
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
29,511 Rithm Capital Corp. 336,130
Multi-Utilities (0.1%):
7,588 Sempra 682,768
Oil, Gas & Consumable Fuels (1.1%):
4,239 Cheniere Energy, Inc. 996,080
5,902 Chevron Corp. 916,522
7,742 ConocoPhillips 732,316
22,123 EOG Resources, Inc. 2,480,431
9,242 Expand Energy Corp. 981,870
18,650 Exxon Mobil Corp. 2,102,787

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
18,460 Marathon Petroleum Corp. $ 3,557,980
4,011 Sanchez Energy Corp.*(a) 816,568
48,321 Williams Cos., Inc. (The) 3,061,135
15,645,689
Paper & Forest Products (0.0%
†
):
5,714 Acrisure Holdings, Inc.* 147,650
Passenger Airlines (0.0%
†
):
4,269 SkyWest, Inc.* 429,547
Pharmaceuticals (1.2%):
84,304 Bristol-Myers Squibb Co. 3,802,110
4,606 Eli Lilly & Co. 3,514,378
7,913 Johnson & Johnson 1,467,229
58,771 Merck & Co., Inc. 4,932,650
88,870 Pfizer, Inc. 2,264,408
71,806 Viatris, Inc. 710,879
16,691,654
Professional Services (0.2%):
12,548 Leidos Holdings, Inc. 2,371,070
2,058 Verisk Analytics, Inc. 517,608
2,888,678
Real Estate Management & Development (0.0%
†
):
28,800 Compass, Inc., Class A* 231,264
Semiconductors & Semiconductor Equipment (5.7%):
8,822 Advanced Micro Devices, Inc.* 1,427,311
5,408 Analog Devices, Inc. 1,328,746
1,861 Applied Materials, Inc. 381,021
55,745 Broadcom, Inc. 18,390,833
10,039 Cirrus Logic, Inc.* 1,257,786
32,927 Intel Corp.* 1,104,701
3,251 Lam Research Corp. 435,309
5,260 Micron Technology, Inc. 880,103
259,970 NVIDIA Corp. 48,505,203
29,240 QUALCOMM, Inc. 4,864,366
78,575,379
Software (4.6%):
12,254 Adobe, Inc.* 4,322,598
30,908 Alarm.com Holdings, Inc.* 1,640,597
1,095 Atlassian Corp., Class A* 174,872
6,567 Autodesk, Inc.* 2,086,139
3,413 Docusign, Inc.* 246,043
69,977 Microsoft Corp. 36,244,587
6,495 Oracle Corp., ADR 1,826,654
24,239 Palantir Technologies, Inc., Class A* 4,421,678
21,052 Salesforce, Inc. 4,989,324
36,027 Tenable Holdings, Inc.* 1,050,547
22,993 Teradata Corp.* 494,579
11,493 Workday, Inc., Class A* 2,766,710
36,285 Zoom Communications, Inc.* 2,993,513
63,257,841
Specialized REITs (0.1%):
200 Digital Realty Trust, Inc. 34,576
713 Equinix, Inc. 558,450
Shares Value
Common Stocks, continued
Specialized REITs, continued
37,276 VICI Properties, Inc. $ 1,215,570
1,808,596
Specialty Retail (1.0%):
9,627 Abercrombie & Fitch Co.* 823,590
68,583 Gap, Inc. (The) 1,466,990
17,186 Home Depot, Inc. (The) 6,963,595
1,415 Lowe's Cos., Inc. 355,604
1 Party City Holdco, Inc.*(a) —
31,304 TJX Cos., Inc. (The) 4,524,680
30 Ulta Beauty, Inc.* 16,403
14,150,862
Technology Hardware, Storage & Peripherals (3.1%):
159,939 Apple, Inc. 40,725,268
2,864 NetApp, Inc. 339,269
11,282 Western Digital Corp. 1,354,517
42,419,054
Textiles, Apparel & Luxury Goods (0.0%
†
):
2,096 Ralph Lauren Corp. 657,222
Tobacco (0.3%):
14,882 Altria Group, Inc. 983,105
21,408 Philip Morris International, Inc. 3,472,378
4,455,483
Trading Companies & Distributors (0.3%):
6,908 Ferguson Enterprises, Inc. 1,551,399
13,091 Rush Enterprises, Inc., Class A 699,976
2,011 W.W. Grainger, Inc. 1,916,402
4,167,777
Total Common Stocks (Cost $389,090,983) 568,177,692
Preferred Stocks (0.0%
†
):
Chemicals (0.0%
†
):
1,202 Albemarle Corp., 7.25%, 3/1/27 45,532
Financial Services (0.0%
†
):
600 Apollo Global Management, Inc., 6.75%, 7/31/26 42,168
IT Services (0.0%
†
):
2,000 Strategy, Inc., Series A, 10.00% 157,420
450 Strategy, Inc., Variable, Series A, 10.00% 43,677
201,097
Total Preferred Stocks (Cost $301,336) 288,797
Contracts
Warrant (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
434 Cano Health, Inc., 12/30/28* 1,454
Total Warrant (Cost $35,000) 1,454
Principal Amount
Asset- Backed Securities (1.1%):
$ 367,815 AASET, Class A2, Series 2024-1A, 6.26%,
5/16/49(b) 379,716
405,994 AASET, Class A1, Series 2024-1A, 6.26%,
5/16/49(b) 418,225

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Asset-Backed Securities, continued
$ 331,060 AASET 2025-1, Class A, Series 2025-1A, 5.94%,
2/16/50(b) $ 338,504
46,558 AASET Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(b) 45,507
60,181 AASET Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(b) 54,667
27,666 AASET Trust, Class A, Series 2019-2, 3.38%,
10/16/39(b) 26,962
360,637 AASET Trust, Class A, Series 2021-1A, 2.95%,
11/16/41(b) 345,430
977,054 AASET Trust, Class A, Series 2021-2A, 2.80%,
1/15/47(b) 916,737
446,351 ALTDE Trust, Class A, Series 2025-1A, 5.90%,
8/15/50(b) 454,302
132,953 Blackbird Capital Aircraft Lease Securitization, Ltd.,
Class A, Series 2016-1A, 4.21%, 12/16/41(b)(c) 132,991
761,983 Blackbird Capital II Aircraft Lease, Ltd., Class A,
Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28
@ 100(b) 719,852
41,891 Castlelake Aircraft Securitization Trust, Class A,
Series 2018-1, 4.13%, 6/15/43(b) 41,782
20,156 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(b) 20,017
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(b) 176,472
103,396 Castlelake Aircraft Structured Trust, Class A, Series
2019-1A, 3.97%, 4/15/39(b) 99,898
340,400 DB Master Finance LLC, Class A2II, Series 2017-1A,
4.03%, 11/20/47, Callable 11/20/25 @ 100(b) 336,176
216,563 DB Master Finance LLC, Class A2I, Series 2021-1A,
2.05%, 11/20/51, Callable 11/20/25 @ 100(b) 211,156
757,843 Gilead Aviation LLC, Class A, Series 2025-1A,
5.79%, 3/15/50(b) 763,472
425,000 GMF Floorplan Owner Revolving Trust, Class A1,
Series 2024-4A, 4.73%, 11/15/29(b) 430,190
159,470 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(b) 157,895
69,807 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(b) 68,109
305,000 Jersey Mike's Funding, Class A2, Series 2025-1A,
5.61%, 8/16/55, Callable 8/15/29 @ 100(b) 310,699
442,775 Jersey Mike's Funding LLC, Class A2, Series 2024-
1A, 5.64%, 2/15/55, Callable 2/15/29 @ 100(b) 451,709
715,000 Navigator Aviation, Ltd., Class A, Series 2025-1,
5.11%, 10/15/50(b) 714,985
193,559 PK Alift Loan Funding 3 LP, Class A1, Series 2024-1,
5.84%, 9/15/39(b) 196,417
597,335 Planet Fitness Master Issuer LLC, Class A2I, Series
2022-1A, 3.25%, 12/5/51, Callable 12/5/25 @
100(b) 586,998
207,350 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 12/5/25 @
100(b) 199,328
536,540 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(b) 490,350
163,117 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(b) 159,779
142,733 Sapphire Aviation Finance II, Ltd., Class A, Series
2020-1A, 3.23%, 3/15/40(b) 136,347
Principal Amount Value
Asset-Backed Securities, continued
$ 342,974 SLAM, Ltd., Class A, Series 2025-1A, 5.81%,
5/15/50(b) $ 352,119
693,758 Subway Funding LLC, Class A23, Series 2024-3A,
5.91%, 7/30/54, Callable 7/30/30 @ 100(b) 688,868
342,413 Subway Funding LLC, Class A2II, Series 2024-3A,
5.57%, 7/30/54, Callable 7/30/28 @ 100(b) 347,354
573,665 Subway Funding LLC, Class A2II, Series 2024-1A,
6.27%, 7/30/54, Callable 7/30/28 @ 100(b) 587,440
503,198 Subway Funding LLC, Class A23, Series 2024-1A,
6.51%, 7/30/54, Callable 7/30/30 @ 100(b) 522,726
964,710 Subway Funding LLC, Class A2I, Series 2024-1A,
6.03%, 7/30/54, Callable 7/30/27 @ 100(b) 978,046
723,533 Subway Funding LLC, Class A2I, Series 2024-3A,
5.25%, 7/30/54, Callable 7/30/27 @ 100(b) 722,596
675,000 Taco Bell Funding LLC, Class A2I, Series 2025-1A,
4.82%, 8/25/55(b) 678,480
108,881 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 5.96%, 9/15/38(b)(c) 108,813
145,163 Thunderbolt III Aircraft Lease, Ltd., Class A, Series
2019-1, 3.67%, 11/15/39(b) 140,330
216,157 Volofin Finance Designated Activity Co., Class A,
Series 2024-1A, 5.94%, 6/15/37(b) 219,677
401,516 Willis Engine Structured Trust VIII, Class A, Series
2025-A, 5.58%, 6/15/50(b) 406,965
Total Asset-Backed Securities (Cost $15,208,827) 15,138,086
Collateralized Mortgage Obligations (3.4%):
370,000 Aimco CLO 11, Ltd., Class A1R2, Series 2020-11A,
5.66%(TSFR3M+134bps), 7/17/37, Callable
10/17/26 @ 100(b) 370,839
387,000 Aimco CLO 14, Ltd., Class A1R, Series
14A(TSFR3M+122bps), 10/20/38(b) 387,169
387,000 Aimco CLO 14, Ltd., Class A, Series 2021-14A,
5.58%(TSFR3M+125bps), 4/20/34, Callable
10/20/25 @ 100(b) 387,000
250,000 Aimco CLO 19, Ltd., Class A, Series 2024-19A,
5.68%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 250,589
250,000 Allegro CLO XIII, Ltd., Class A1R, Series 21-1A,
5.66%(TSFR3M+134bps), 7/20/38, Callable
7/20/27 @ 100(b) 251,036
624,000 Allegro CLO XV, Ltd., Class A1R, Series 2022-1A,
5.51%(TSFR3M+118bps), 4/20/38, Callable
4/20/27 @ 100(b) 624,936
707,000 Ares LIV CLO Ltd., Class AR2, Series 2019-54A,
5.62%(TSFR3M+131bps), 7/15/38, Callable
7/15/27 @ 100(b) 710,332
637,000 Ares Loan Funding V, Ltd., Class A1, Series
2024-ALF5A, 5.82%(TSFR3M+150bps), 7/27/37,
Callable 7/25/26 @ 100(b) 640,503
603,000 Ares LV CLO, Ltd., Class A1R2, Series 2020-55A,
5.69%(TSFR3M+137bps), 10/15/37, Callable
10/15/26 @ 100(b) 604,429
543,000 Ares LVIII CLO, Ltd., Class A1R2, Series 2020-58A,
5.56%(TSFR3M+124bps), 4/15/38, Callable
4/15/27 @ 100(b) 544,648
660,000 Ares XLI CLO, Ltd., Class AR2, Series 2016-41A,
5.65%(TSFR3M+133bps), 4/15/34, Callable
10/15/25 @ 100(b) 660,775

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 548,000 Bain Capital Credit CLO, Ltd., Class  A1R, Series
2023-2A, 5.55%(TSFR3M+132bps), 7/18/38(b) $ 550,278
560,000 Barings CLO, Ltd., Class AR, Series 2020-4A,
5.70%(TSFR3M+137bps), 10/20/37, Callable
10/20/26 @ 100(b) 561,329
786,000 Barings CLO, Ltd., Class A1R2, Series 2020-1A,
5.58%(TSFR3M+126bps), 1/15/38, Callable
1/15/27 @ 100(b) 788,316
507,000 BCRED BSL Static CLO, Ltd., Class AR, Series 2025-
1A, 5.54%(TSFR3M+125bps), 7/24/35, Callable
4/24/26 @ 100(b) 506,946
417,000 Beechwood Park CLO, Ltd., Class A1R, Series 2019-
1A, 5.62%(TSFR3M+130bps), 1/17/35, Callable
10/17/25 @ 100(b) 418,360
501,000 Benefit Street Partners CLO, Ltd., Class A, Series
2025-43A(TSFR3M+127bps), 10/20/38, Callable
10/20/27 @ 100(b) 501,216
889,000 Bethpage Park CLO, Ltd., Class A, Series 2021-1A,
5.71%(TSFR3M+139bps), 1/15/35, Callable
10/15/25 @ 100(b) 889,824
733,000 Blueberry Park CLO, Ltd., Class A, Series 2024-1A,
5.68%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 734,743
625,000 Bowling Green Park CLO LLC, Class ARR, Series
2020-1A, 5.27%(TSFR3M+100bps), 4/18/35,
Callable 1/18/26 @ 100(b) 627,069
150,000 Carlyle US CLO, Ltd., Class E, Series 2024-6A,
10.07%(TSFR3M+575bps), 10/25/37, Callable
10/25/26 @ 100(b) 152,743
409,000 Carlyle US CLO, Ltd., Class A1R, Series 2021-10A,
5.64%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(b) 410,609
738,000 Carlyle US CLO, Ltd., Class A1R, Series 2021-11A,
5.73%(TSFR3M+141bps), 7/25/37, Callable
7/25/26 @ 100(b) 740,011
8,513,631 Cedar Funding V CLO, Ltd., Class A1R, Series 2016-
5A, 5.68%(TSFR3M+136bps), 7/17/31, Callable
10/17/25 @ 100(b) 8,523,495
235,000 Cedar Funding VI CLO, Ltd., Class ARR, Series 2016-
6A, 5.64%(TSFR3M+131bps), 4/20/34, Callable
10/20/25 @ 100(b) 235,328
643,000 Cedar Funding X CLO, Ltd., Class AR2, Series 2019-
10A, 5.69%(TSFR3M+136bps), 10/20/37, Callable
10/20/26 @ 100(b) 644,525
506,000 Cedar Funding XII CLO, Ltd., Class ARR, Series
2020-12A, 5.52%(TSFR3M+120bps), 1/25/38,
Callable 1/25/27 @ 100(b) 506,990
942,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 5.65%(TSFR3M+132bps), 4/20/35, Callable
10/20/25 @ 100(b) 945,359
479,000 CIFC Funding, Ltd., Class A1R2, Series 2019-5A,
5.36%(TSFR3M+127bps), 10/15/38(b) 480,135
311,000 CIFC Funding, Ltd., Class A1, Series
2025-6A(TSFR3M+125bps), 10/23/38(b) 310,604
1,010,000 Dryden 108 CLO, Ltd., Class A1R, Series 2022-
108A, 5.69%(TSFR3M+136bps), 7/18/37, Callable
7/18/26 @ 100(b) 1,014,039
836,000 Dryden 85 CLO, Ltd., Class A1R2, Series 2020-85A,
5.70%(TSFR3M+138bps), 7/15/37, Callable
7/15/26 @ 100(b) 837,910
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 670,000 Dryden 90 CLO, Ltd., Class A1A, Series 2021-90A,
5.60%(TSFR3M+139bps), 2/20/35, Callable
11/20/25 @ 100(b) $ 672,167
594,000 Eaton Vance CLO, Ltd., Class AR2, Series 2019-1A,
5.83%(TSFR3M+151bps), 7/15/37, Callable
7/15/26 @ 100(b) 596,722
667,000 Eaton Vance CLO, Ltd., Class ARR, Series 2020-1A,
5.71%(TSFR3M+139bps), 10/15/37, Callable
10/15/26 @ 100(b) 668,569
930,000 Eaton Vance CLO, Ltd., Class AR2, Series 2020-2A,
5.70%(TSFR3M+138bps), 10/15/37, Callable
7/15/26 @ 100(b) 932,189
515,000 Flatiron CLO 21, Ltd., Class A1R, Series 2021-1A,
5.69%(TSFR3M+136bps), 10/19/37, Callable
10/19/26 @ 100(b) 516,780
591,000 Flatiron CLO 26, Ltd., Class A, Series 2024-4A,
5.65%(TSFR3M+133bps), 1/15/38, Callable
1/15/27 @ 100(b) 593,611
481,000 Flatiron CLO 32, Ltd., Class A1, Series 2025-32A,
5.61%(TSFR3M+129bps), 10/22/38, Callable
10/22/27 @ 100(b) 480,730
541,000 Flatiron RR CLO 30, Ltd., Class A1, Series 2025-
30A, 5.44%(TSFR3M+116bps), 4/15/38, Callable
4/15/27 @ 100(b) 541,252
542,000 Green Lakes Park CLO LLC, Class ARR, Series 2025-
1A, 5.50%(TSFR3M+118bps), 1/25/38, Callable
1/25/27 @ 100(b) 542,786
584,000 Hamlin Park CLO, Ltd., Class A, Series 2024-1A,
5.67%(TSFR3M+134bps), 10/20/37, Callable
10/20/26 @ 100(b) 584,865
488,000 Invesco US CLO, Ltd., Class A, Series 2024-3A,
5.84%(TSFR3M+151bps), 7/20/37, Callable
7/20/26 @ 100(b) 490,471
394,000 Lakeside Park CLO, Ltd., Class A, Series 2025-1A,
5.44%(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100(b) 394,184
320,000 Madison Park Funding L, Ltd., Class A, Series 2021-
50A, 5.73%(TSFR3M+140bps), 4/19/34, Callable
10/19/25 @ 100(b) 320,493
379,000 Madison Park Funding XIX, Ltd., Class AR3, Series
2015-19A, 5.93%(TSFR3M+160bps), 1/22/37,
Callable 1/22/26 @ 100(b) 380,137
250,000 Madison Park Funding XLV, Ltd., Class ARR, Series
2020-45A, 5.40%(TSFR3M+108bps), 7/15/34,
Callable 10/15/25 @ 100(b) 250,250
337,000 Magnetite Xli, Ltd., Class A, Series 2024-41A,
5.61%(TSFR3M+129bps), 1/25/38, Callable
1/25/27 @ 100(b) 337,987
380,000 Magnetite Xlv, Ltd., Class A1, Series 2025-45A,
5.43%(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100(b) 380,174
250,000 Magnetite XXI, Ltd., Class AR, Series 2019-21A,
5.61%(TSFR3M+128bps), 4/20/34, Callable
10/20/25 @ 100(b) 250,297
680,000 Magnetite XXIX, Ltd., Class AR, Series 2021-29A,
5.67%(TSFR3M+135bps), 7/15/37, Callable
7/15/26 @ 100(b) 681,539
520,000 Magnetite XXVI, Ltd., Class AR2, Series 2020-26A,
5.47%(TSFR3M+115bps), 1/25/38, Callable
1/25/27 @ 100(b) 520,232

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 827,000 Magnetite XXVIII, Ltd., Class A1RR, Series 2020-
28A, 5.56%(TSFR3M+124bps), 1/15/38, Callable
1/15/27 @ 100(b) $ 829,431
968,000 Magnetite XXX, Ltd., Class AR, Series 2021-30A,
5.67%(TSFR3M+135bps), 10/25/37, Callable
10/25/26 @ 100(b) 970,259
496,000 Magnetite XXXVI, Ltd., Class AR, Series 2023-36A,
5.64%(TSFR3M+132bps), 7/25/38, Callable
7/25/27 @ 100(b) 498,327
650,000 Morgan Stanley Eaton Vance CLO, Ltd., Class
A1, Series 2025-21A, 5.28%(TSFR3M+117bps),
4/15/38, Callable 4/15/27 @ 100(b) 650,620
457,000 OCP CLO, Ltd., Class AR2, Series
2020-8RA(TSFR3M+122bps), 10/17/38(b) 457,000
320,000 OCP CLO, Ltd., Class AR, Series 2018-15A,
5.58%(TSFR3M+125bps), 1/20/38, Callable
1/20/27 @ 100(b) 320,949
518,000 OCP CLO, Ltd., Class A, Series 2025-44A,
5.56%(TSFR3M+130bps), 10/24/38, Callable
10/24/27 @ 100(b) 518,935
356,000 OHA Credit Funding 14-R, Ltd., Class A, Series
2023-14RA, 5.56%(TSFR3M+123bps), 4/20/38,
Callable 4/20/27 @ 100(b) 357,068
615,000 OHA Credit Funding 4, Ltd., Class AR2, Series 2019-
4A, 5.62%(TSFR3M+129bps), 1/22/38, Callable
1/22/27 @ 100(b) 617,349
494,000 OHA Credit Funding 6, Ltd., Class AR2, Series 2020-
6A, 5.66%(TSFR3M+133bps), 10/20/37, Callable
10/20/26 @ 100(b) 496,444
684,000 OHA Credit Partners VII, Ltd., Class AR4, Series
2012-7A, 5.34%(TSFR3M+114bps), 2/20/38,
Callable 2/20/27 @ 100(b) 683,966
250,000 OHA Credit Partners XVII, Ltd., Class A, Series
2024-17A, 5.65%(TSFR3M+132bps), 1/18/38,
Callable 1/18/27 @ 100(b) 250,589
275,813 Palmer Square Loan Funding, Ltd., Class A1N,
Series 2024-2A, 5.32%(TSFR3M+100bps),
1/15/33, Callable 1/15/26 @ 100(b) 275,959
585,864 Palmer Square Loan Funding, Ltd., Class A1, Series
2025-1A, 5.01%(TSFR3M+80bps), 2/15/33,
Callable 5/15/26 @ 100(b) 582,003
487,000 Palmer Square Loan Funding, Ltd., Class A1, Series
2025-2A, 5.23%(TSFR3M+94bps), 7/15/33,
Callable 10/15/26 @ 100(b) 486,408
326,000 Peace Park CLO, Ltd., Class AR, Series 2021-1A,
5.41%(TSFR3M+125bps), 10/20/38(b) 326,962
272,000 RR 34, Ltd., Class A1R, Series 2024-34RA,
5.67%(TSFR3M+135bps), 10/15/39, Callable
10/15/26 @ 100(b) 272,641
315,000 Sixth Street CLO XIX, Ltd., Class A1R, Series 2021-
19A, 5.56%(TSFR3M+128bps), 7/17/38(b) 315,800
475,000 Sixth Street CLO XVIII, Ltd., Class A1R, Series 2021-
18A, 5.46%(TSFR3M+125bps), 10/17/38(b) 476,523
401,000 Sixth Street CLO XX, Ltd., Class A1R, Series 2021-
20A, 5.58%(TSFR3M+132bps), 7/17/38, Callable
7/17/27 @ 100(b) 402,866
377,379 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 5.67%(TSFR3M+134bps), 4/20/33, Callable
10/20/25 @ 100(b) 377,978
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 370,000 Voya CLO, Ltd., Class A1, Series 2024-1A,
5.84%(TSFR3M+152bps), 4/15/37, Callable
7/15/26 @ 100(b) $ 371,131
250,000 Voya CLO, Ltd., Class A1RR, Series 2020-2A,
5.64%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(b) 250,987
Total Collateralized Mortgage Obligations (Cost $46,618,557) 46,737,715
Collateralized Mortgage- Backed Securities (2.8%):
136,435 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(b) 128,998
30,000 BANK, Class A5, Series 2019-BN21, 2.85%,
10/17/52, Callable 10/15/29 @ 100 28,366
34,000 Benchmark Mortgage Trust, Class A5, Series 2018-
B4, 4.12%, 7/15/51, Callable 7/15/28 @ 100(c) 33,850
320,704 BLP Commercial Mortgage Trust, Class A, Series
2024-IND2, 5.49%(TSFR1M+134bps), 3/15/41(b) 321,346
151,000 BMP, Class C, Series 2024-MF23,
5.99%(TSFR1M+184bps), 6/15/41(b) 151,315
214,000 BMP, Class B, Series 2024-MF23,
5.79%(TSFR1M+164bps), 6/15/41(b) 214,450
433,000 BMP, Class A, Series 2024-MF23,
5.52%(TSFR1M+137bps), 6/15/41(b) 433,474
1,297,708 BX Commercial Mortgage Trust, Class A, Series
2024-XL5, 5.54%(TSFR1M+139bps), 3/15/41(b) 1,298,607
221,921 BX Commercial Mortgage Trust, Class B, Series
2024-XL5, 5.84%(TSFR1M+169bps), 3/15/41(b) 222,213
294,485 BX Commercial Mortgage Trust, Class C, Series
2024-XL5, 6.09%(TSFR1M+194bps), 3/15/41(b) 294,962
1,183,023 BX Commercial Mortgage Trust, Class A, Series
2025-SPOT, 5.59%(TSFR1M+144bps), 4/15/40(b) 1,185,134
425,289 BX Commercial Mortgage Trust, Class B, Series
2025-SPOT, 5.89%(TSFR1M+174bps), 4/15/40(b) 425,512
507,338 BX Commercial Mortgage Trust, Class A, Series
2022-LP2, 5.16%(TSFR1M+101bps), 2/15/39(b) 506,879
294,700 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 5.46%(TSFR1M+131bps), 2/15/39(b) 294,350
172,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 5.50%(TSFR1M+135bps), 4/15/34(b) 170,289
83,057 BX Commercial Mortgage Trust, Class B, Series
2023-XL3, 6.34%(TSFR1M+219bps), 12/9/40(b) 83,157
2,362,904 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 5.20%(TSFR1M+105bps), 4/15/34(b) 2,351,067
92,804 BX Commercial Mortgage Trust, Class B, Series
2024-XL4, 5.94%(TSFR1M+179bps), 2/15/39(b) 93,041
113,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 5.80%(TSFR1M+165bps), 4/15/34(b) 111,596
119,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 6.10%(TSFR1M+195bps), 4/15/34(b) 117,219
769,540 BX Commercial Mortgage Trust, Class A, Series
2024-MDHS, 5.79%(TSFR1M+164bps), 5/15/41(b) 770,601
174,504 BX Commercial Mortgage Trust, Class A, Series
2024-GPA3, 5.44%(TSFR1M+129bps), 12/15/39(b) 174,928
294,700 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 5.71%(TSFR1M+156bps), 2/15/39(b) 294,348
294,700 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 6.11%(TSFR1M+196bps), 2/15/39(b) 294,346
71,601 BX Commercial Mortgage Trust, Class C, Series
2023-XL3, 6.79%(TSFR1M+264bps), 12/9/40(b) 71,727

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 728,508 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 5.59%(TSFR1M+144bps), 2/15/39(b) $ 729,240
375,905 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 5.91%(TSFR1M+176bps), 12/9/40(b) 376,368
4,383,689 BX Commercial Mortgage Trust 2021-SOAR, Class
A, Series 2021-SOAR, 4.94%(TSFR1M+78bps),
6/15/38(b) 4,381,033
210,000 BX Mortgage Trust, Class D, Series 2021-PAC,
5.56%(TSFR1M+141bps), 10/15/36(b) 209,210
216,000 BX Mortgage Trust, Class C, Series 2021-PAC,
5.36%(TSFR1M+121bps), 10/15/36(b) 215,187
730,000 BX Mortgage Trust, Class E, Series 2021-PAC,
6.21%(TSFR1M+206bps), 10/15/36(b) 727,255
2,708,000 BX Mortgage Trust, Class A, Series 2021-PAC,
4.95%(TSFR1M+80bps), 10/15/36(b) 2,701,135
162,000 BX Mortgage Trust, Class B, Series 2021-PAC,
5.16%(TSFR1M+101bps), 10/15/36(b) 161,490
119,183 BX Trust, Class C, Series 2024-CNYN,
6.09%(TSFR1M+194bps), 4/15/41(b) 119,342
66,500 BX Trust, Class D, Series 2022-IND,
6.99%(TSFR1M+284bps), 4/15/37(b) 66,587
79,800 BX Trust, Class C, Series 2022-IND,
6.44%(TSFR1M+229bps), 4/15/37(b) 79,871
194,000 BX Trust, Class A, Series 2025-TAIL,
5.55%(TSFR1M+140bps), 6/15/35(b) 193,668
500,274 BX Trust, Class A, Series 2022-IND A,
5.64%(TSFR1M+149bps), 4/15/37(b) 500,429
898,870 BX Trust, Class A, Series 2024-CNYN,
5.59%(TSFR1M+144bps), 4/15/41(b) 900,699
143,020 BX Trust, Class B, Series 2024-CNYN,
5.84%(TSFR1M+169bps), 4/15/41(b) 143,167
352,800 BX Trust, Class B, Series 2022-IND,
6.09%(TSFR1M+194bps), 4/15/37(b) 352,903
530,000 BX Trust 2025-DIME, Class A, Series 2025-DIME,
5.30%(TSFR1M+115bps), 2/15/35(b) 528,933
1,560,912 BX Trust 2025-ROIC, Class A, Series 2025-ROIC,
5.29%(TSFR1M+114bps), 3/15/30(b) 1,557,317
228,110 BX Trust 2025-ROIC, Class B, Series 2025-ROIC,
5.54%(TSFR1M+139bps), 3/15/30(b) 227,494
321,745 BX Trust 2025-ROIC, Class C, Series 2025-ROIC,
5.69%(TSFR1M+154bps), 3/15/30(b) 320,878
404,000 CENT 2025-CITY, Class A, Series 2025-CITY,
5.09%, 7/10/40(b)(c) 408,637
860,000 CSMC Trust, Class D, Series 2017-PFHP,
6.45%(TSFR1M+230bps), 12/15/30(b) 795,427
157,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 6.04%, 1/15/41(b)(c) 161,171
1,456,861 ELP Commercial Mortgage Trust, Class A, Series
2021-ELP, 4.97%(TSFR1M+82bps), 11/15/38(b) 1,455,487
165,000 Extended Stay America Trust, Class B, Series 2025-
ESH, 5.75%(TSFR1M+160bps), 10/15/42(b) 165,000
940,000 Extended Stay America Trust, Class A, Series 2025-
ESH, 5.45%(TSFR1M+130bps), 10/15/42(b) 940,000
257,199 Extended Stay America Trust, Class B, Series 2021-
ESH, 5.64%(TSFR1M+149bps), 7/15/38(b) 257,207
189,737 Extended Stay America Trust, Class C, Series 2021-
ESH, 5.96%(TSFR1M+181bps), 7/15/38(b) 189,743
379,474 Extended Stay America Trust, Class D, Series 2021-
ESH, 6.51%(TSFR1M+236bps), 7/15/38(b) 379,485
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 80,000 Extended Stay America Trust, Class C, Series 2025-
ESH, 6.00%(TSFR1M+185bps), 10/15/42(b) $ 80,000
451,153 Extended Stay America Trust, Class A, Series 2021-
ESH, 5.34%(TSFR1M+119bps), 7/15/38(b) 451,166
100,000 GS Mortgage Securities Corp. Trust, Class B, Series
2021-IP, 5.42%(TSFR1M+126bps), 10/15/36(b) 99,442
100,000 GS Mortgage Securities Corp. Trust, Class C, Series
2021-IP, 5.82%(TSFR1M+166bps), 10/15/36(b) 99,503
643,000 GS Mortgage Securities Corp. Trust, Class A, Series
2021-IP, 5.22%(TSFR1M+106bps), 10/15/36(b) 640,192
41,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%,
7/5/33(b) 27,832
64,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%,
7/5/33(b) 41,134
426,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
6.69%(TSFR1M+254bps), 5/15/39, Callable
5/15/26 @ 100(b) 385,427
1,420,000 Life Mortgage Trust, Class A1, Series 2022-BMR2,
5.45%(TSFR1M+130bps), 5/15/39, Callable
5/15/26 @ 100(b) 1,381,049
855,000 Life Mortgage Trust, Class B, Series 2022-BMR2,
5.94%(TSFR1M+179bps), 5/15/39, Callable
5/15/26 @ 100(b) 788,814
479,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
6.24%(TSFR1M+209bps), 5/15/39, Callable
5/15/26 @ 100(b) 437,761
70,000 Life Mortgage Trust, Class E, Series 2021-BMR,
6.01%(TSFR1M+186bps), 3/15/38(b) 69,391
10,680 Life Mortgage Trust, Class C, Series 2021-BMR,
5.36%(TSFR1M+121bps), 3/15/38(b) 10,634
70,000 Life Mortgage Trust, Class D, Series 2021-BMR,
5.66%(TSFR1M+151bps), 3/15/38(b) 69,564
32,082 MHC Commercial Mortgage Trust, Class A, Series
2021-MHC, 5.07%(TSFR1M+92bps), 4/15/38(b) 32,073
132,000 Morgan Stanley Capital I Trust, Class A4, Series
2018-H4, 4.31%, 12/15/51, Callable 1/15/29 @ 100 130,617
30,231 OPEN Trust, Class A, Series 2023-AIR,
7.24%(TSFR1M+309bps), 11/15/40(b) 30,230
224,000 OPEN Trust, Class B, Series 2023-AIR,
7.99%(TSFR1M+384bps), 11/15/40(b) 224,112
250,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
6.15%(TSFR1M+200bps), 2/15/39, Callable
2/15/26 @ 100(b) 246,307
130,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
6.80%(TSFR1M+265bps), 2/15/39, Callable
2/15/26 @ 100(b) 127,441
849,746 SREIT Trust, Class A, Series 2021-MFP,
5.00%(TSFR1M+85bps), 11/15/38(b) 848,943
486,528 SREIT Trust, Class B, Series 2021-MFP,
5.34%(TSFR1M+119bps), 11/15/38(b) 486,064
301,983 SREIT Trust, Class C, Series 2021-MFP,
5.59%(TSFR1M+144bps), 11/15/38(b) 301,692
198,805 SREIT Trust, Class D, Series 2021-MFP,
5.84%(TSFR1M+169bps), 11/15/38(b) 198,612
112,000 TCO Commercial Mortgage Trust, Class C, Series
2024-DPM, 6.14%(TSFR1M+199bps), 12/15/39(b) 112,264
625,000 TCO Commercial Mortgage Trust, Class A, Series
2024-DPM, 5.39%(TSFR1M+124bps), 12/15/39(b) 625,793

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 152,000 TCO Commercial Mortgage Trust, Class B, Series
2024-DPM, 5.74%(TSFR1M+159bps), 12/15/39(b) $ 151,896
285,000 VLS Commercial Mortgage Trust, Class A, Series
2020-LAB, 2.13%, 10/10/42(b) 243,613
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(b) 16,339
185,000 Wells Fargo Commercial Mortgage Trust, Class
A, Series 2021-FCMT, 5.47%(TSFR1M+131bps),
5/15/31(b) 184,546
155,000 Wells Fargo Commercial Mortgage Trust, Class
A5, Series 2018-C48, 4.30%, 1/15/52, Callable
12/15/28 @ 100 154,433
Total Collateralized Mortgage- Backed Securities (Cost
$38,308,200) 38,013,022
Convertible Bonds (0.2%):
Electric Utilities (0.0%
†
):
87,000 PG&E Corp, 4.25%, 12/1/27 88,175
Electronic Equipment, Instruments & Components (0.0%
†
):
109,000 MKS, Inc., 1.25%, 6/1/30 119,802
IT Services (0.1%):
310,000 Redfin Corp., 0.50%, 4/1/27 287,850
180,000 Riot Platforms, Inc., 0.75%, 1/15/30(b) 276,806
564,656
Media (0.1%):
328,992 EchoStar Corp., 3.88%, 11/30/30 799,813
Oil, Gas & Consumable Fuels (0.0%
†
):
93,000 Golar LNG, Ltd., 2.75%, 12/15/30(b) 93,326
Semiconductors & Semiconductor Equipment (0.0%
†
):
84,000 ON Semiconductor Corp., 0.00%, 5/1/27 95,270
445,000 Wolfspeed, Inc., 1.88%, 12/1/29(d) 192,354
287,624
Total Convertible Bonds (Cost $1,319,554) 1,953,396
Bank Loans (0.5%):
Beverages (0.0%
†
):
120,000 Actus Nutrition Term B 1Ln, 8.63% (Term
SOFR+450bps), 7/12/32(b) 119,850
Building Products (0.0%
†
):
60,000 Cornerstone Building Brands Term B, 7.38% (Term
SOFR+325bps), 4/12/28(b) 56,870
20,000 Cornerstone Building Products Term 1Ln, 9.75%
(Term SOFR+562.5bps), 8/1/28(b) 19,167
76,037
Capital Markets (0.0%
†
):
10,000 Primesource Term B 1Ln, 8.63% (Term
SOFR+450bps), 9/25/31(b) 9,997
140,000 TPC Group Term 1Ln, 4.13% (Term SOFR+0bps),
12/16/31(b) 134,575
10,000 X Ai Term 1Ln, 12.50%, 6/28/30(b) 10,345
160,000 X Ai Term B 1Ln, 11.38% (Term SOFR+725bps),
6/28/30(b) 154,600
309,517
Chemicals (0.1%):
129,399 Hexion Term 1Ln, 8.13% (Term SOFR+400bps),
3/15/29 129,145
Principal Amount Value
Bank Loans, continued
Chemicals, continued
$ 55,000 Hexion Term 2Ln, 11.57% (Term
SOFR+743.75bps), 3/15/30(b) $ 54,203
160,000 Ineos Quattro Term B 1Ln, 8.38% (Term
SOFR+425bps), 4/2/29(b) 144,133
84,469 Natgasoline Term B 1Ln, 9.63% (Term
SOFR+550bps), 3/29/30(b) 85,243
412,724
Commercial Services & Supplies (0.0%
†
):
90,000 Atlas Air Term B 1Ln, 7.13% (Term SOFR+300bps),
3/18/30(b) 89,534
Construction & Engineering (0.0%
†
):
19,949 Artera Services Term 1Ln, 8.63% (Term
SOFR+450bps), 2/15/31(b) 17,771
20,000 Brandsafway Term B 1Ln, 8.63% (Term
SOFR+450bps), 8/1/30 18,080
35,851
Consumer Finance (0.0%
†
):
332,218 United Planet Fitness Term 1Ln, 8.13% (Term
SOFR+400bps), 12/30/26(b) 318,654
Consumer Staples Distribution & Retail (0.0%
†
):
150,000 C&S Wholesale Groceries Term B 1Ln, 9.13%
(Term SOFR+500bps), 8/6/30, Callable 8/2/25 @
101.25(b) 135,562
162,407 TKC Holdings Term 1Ln, 16.09% (LIBOR+1200bps),
2/15/27(b) 163,219
298,781
Distributors (0.1%):
14,961 US LBM Term B 1Ln, 4.13% (Term SOFR+375bps),
12/17/27 14,889
25,000 US LBM Term B 1Ln, 4.13%, 6/6/31(b) 24,880
160,000 US LBM Term B 1Ln, 9.13% (Term SOFR+500bps),
6/6/31(b) 167,400
340,127 US LBM Term B 1Ln, 7.88% (Term SOFR+375bps),
6/6/31(b) 338,487
545,656
Diversified Consumer Services (0.0%
†
):
282 Prince Term 1Ln, 8.38% (Term SOFR+425bps),
4/23/29(b) 227
Diversified Telecommunication Services (0.0%
†
):
58,849 Altice USA Term B6 1Ln, 8.63% (Term
SOFR+450bps), 1/18/28(b) 58,433
200,000 Brightspeed Term B-DD 1Ln, 8.38% (Term
SOFR+425bps), 4/3/31(b) 183,000
74,809 Lumen Technologies Term B1 1Ln, 6.48% (Term
SOFR+235bps), 4/16/29(b) 74,259
79,797 Lumen Technologies Term B2 1Ln Super Priority,
6.48% (Term SOFR+235bps), 4/15/30(b) 79,209
394,901
Energy Equipment & Services (0.0%
†
):
603,675 New Fortress Energy Term B 1Ln, 9.63% (Term
SOFR+550bps), 10/30/28(b) 290,313
Financial Services (0.0%
†
):
8,000 Altice Financing Term B 1Ln, 9.13% (Term
SOFR+500bps), 10/31/27(b) 6,700

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Bank Loans, continued
Financial Services, continued
$ 30,000 Level 3 Term B 1Ln, 8.38% (Term SOFR+425bps),
3/29/32(b) $ 30,000
139,644 SFR Term B14 1Ln, 9.63% (Term SOFR+550bps),
8/15/28(b) 134,757
105,000 Whp Term B 1Ln, 8.63% (Term SOFR+450bps),
2/20/32(b) 104,983
276,440
Health Care Equipment & Supplies (0.0%
†
):
70,000 Quidelortho Term B 1Ln, 8.13% (Term
SOFR+400bps), 8/23/32(b) 69,592
Health Care Providers & Services (0.0%
†
):
70,847 Cano Health Term 1Ln, 13.63% (Term
SOFR+950bps), 6/28/29(b) 57,918
45,000 Global Medical Response, Inc. Term B 1Ln, 7.63%
(Term SOFR+350bps), 10/1/32(b) 46,181
64,862 Help At Home Term 1Ln, 9.13% (Term
SOFR+500bps), 9/24/31(b) 58,234
30,000 Radiology Partners Term B 1Ln, 8.63% (Term
SOFR+450bps), 6/30/32(b) 29,900
45,000 Team Health Term B 1Ln, 8.63% (Term
SOFR+450bps), 6/30/28(b) 44,878
237,111
Hotels, Restaurants & Leisure (0.0%
†
):
151,485 Sizzling Platter Term 1Ln, 9.13% (Term
SOFR+500bps), 7/2/32(b) 148,758
28,515 Sizzling Platter Term DD 1Ln, 6.63% (Term
SOFR+250bps), 7/2/32+(b) 28,002
75,000 The Travel Corp Term B 1Ln, 8.63% (Term
SOFR+450bps), 10/31/31(b) 73,406
250,166
Household Durables (0.1%):
214,930 Traeger Grills Term B 1Ln, 7.38% (Term
SOFR+325bps), 6/29/28(b) 200,265
270,000 Weber Blackstone Term B 1Ln, 7.88% (Term
SOFR+375bps), 9/17/32(b) 266,962
173,870 Weber-Stephen Products Term B 1Ln, 7.38% (Term
SOFR+325bps), 10/30/27(b) 171,914
34,731 Weber-Stephen Products Term B 1Ln, 8.38% (Term
SOFR+425bps), 10/30/27(b) 34,635
673,776
Independent Power and Renewable Electricity Producers
(0.0%
†
):
164,000 Esdec Solar Term B 1Ln, 9.13% (Term
SOFR+500bps), 8/30/28(b) 85,280
Insurance (0.0%
†
):
130,000 Asurion Term B3 2Ln, 9.38% (Term
SOFR+525bps), 1/31/28(b) 126,425
Interactive Media & Services (0.0%
†
):
159,122 Constant Contact Term B 1Ln, 8.13% (Term
SOFR+400bps), 2/10/28(b) 147,237
10,000 Constant Contact, Inc. Term B 2Ln, 4.13% (Term
SOFR+0bps), 2/12/29(b) 8,550
155,787
Media (0.0%
†
):
100,267 COX Media Group Term B2 1Ln, 7.63% (Term
SOFR+350bps), 6/18/29(b) 95,686
Principal Amount Value
Bank Loans, continued
Media, continued
$ 104,922 CSC Serviceworks Term B 1Ln, 8.13% (Term
SOFR+400bps), 3/4/28 $ 87,497
19,949 Nielsen Holdings Term A 1Ln, 8.88% (Term
SOFR+475bps), 10/11/28(b) 18,952
84,859 Twitter Term B1 1Ln, 10.63% (Term
SOFR+650bps), 10/26/29(b) 83,174
285,309
Metals & Mining (0.0%
†
):
137,424 American Rock Salt Term 1Ln, 8.13% (Term
SOFR+400bps), 6/9/28(b) 102,296
26,408 American Rock Salt Term 1Ln, 11.13% (Term
SOFR+700bps), 6/12/28(b) 26,194
7,566 American Rock Salt Term 1Ln DD, 11.13% (Term
SOFR+700bps), 6/12/28(b) 7,504
8,647 American Rock Salt Term 1Ln DD, 11.13% (Term
SOFR+700bps), 6/12/28(b)+ 8,577
144,571
Multi-Utilities (0.0%
†
):
92,902 Club Car Term 1Ln, 8.13% (Term SOFR+400bps),
6/1/28(b) 90,450
Oil, Gas & Consumable Fuels (0.0%
†
):
74,811 Consolidated Energy Term B 1Ln, 8.63% (Term
SOFR+450bps), 11/15/30(b) 69,774
125 CVR Energy Term B 1Ln, 8.13% (Term
SOFR+400bps), 12/30/27(b) 125
69,899
Paper & Forest Products (0.0%
†
):
100,000 Ahlstrom Term B 1Ln, 8.13% (Term
SOFR+400bps), 5/23/30(b) 99,875
Pharmaceuticals (0.1%):
365,000 Bausch Health Term B 1Ln, 10.38% (Term
SOFR+625bps), 10/8/30(b) 359,182
198,977 Lonza Specialty Ingredients Term B 1Ln, 8.05%
(Term SOFR+392.5bps), 7/3/28(b) 179,105
538,287
Professional Services (0.0%
†
):
215,000 X Term 1Ln, 4.13% (Term SOFR+0bps),
10/26/29(b) 215,508
Semiconductors & Semiconductor Equipment (0.0%
†
):
205,929 Wolfspeed, Inc. PIK VAR, 4.13% (Term
SOFR+0bps), 6/23/30(b)(d) 205,929
Software (0.1%):
92,438 Finastra Term 1Ln, 11.38% (Term SOFR+725bps),
9/13/29(b) 92,438
2,086 ION Analytics Term 1Ln, 7.88% (Term
SOFR+375bps), 2/16/28(b) 2,085
216,024 M2s Group Term B 1Ln, 8.88% (Term
SOFR+475bps), 8/25/31(b) 213,756
94,689 Solera Term B 1Ln, 8.13% (Term SOFR+400bps),
6/2/28(b) 91,152
45,000 Solera Term PIK Term 2Ln, 13.13% (Term
SOFR+900bps), 6/4/29(b) 42,750
442,181

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Bank Loans, continued
Specialized REITs (0.0%
†
):
$ 160,000 Uniti Group Term B 1Ln, 8.13% (Term
SOFR+400bps), 9/27/32(b) $ 158,400
Specialty Retail (0.0%
†
):
40,000 American Axle Manufacturing Term C 1Ln, 7.38%
(Term SOFR+325bps), 9/20/32(b) 39,750
1,867 At Home Group Inc Term A, 12.13% (Term
SOFR+800bps), 10/17/25(b) 1,858
1,787 At Home Group Inc Term A, 12.13% (Term
SOFR+800bps), 10/17/25(b) 1,778
703 At Home Group Inc Term A, 12.13%, 10/17/25(b)+ 700
65,000 At Home Group Inc. Term B, 8.13% (Term
SOFR+400bps), 10/17/25(b)(d) 65
75 Mavis Tire Term B 1Ln, 4.13% (Term
SOFR+300bps), 5/4/28 75
49,874 Staples Term B 1Ln, 9.88% (Term SOFR+575bps),
9/4/29(b) 47,186
91,412
Textiles, Apparel & Luxury Goods (0.0%
†
):
73,469 Tory Burch Term B 1Ln, 7.38% (Term
SOFR+325bps), 11/4/28(b) 72,262
Trading Companies & Distributors (0.0%
†
):
117 Foundation Building Materials Term 1Ln, 4.13%
(Term SOFR+325bps), 1/31/28(b) 117
Total Bank Loans (Cost $7,306,653) 7,180,822
Corporate Bonds (13.8%):
Aerospace & Defense (0.2%):
1,145,000 Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27
@ 100 1,157,518
145,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 148,709
165,000 Boeing Co. (The), 6.39%, 5/1/31, Callable 3/1/31
@ 100 179,602
176,000 Boeing Co. (The), 6.53%, 5/1/34, Callable 2/1/34
@ 100 194,378
100,000 Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49
@ 100 98,964
266,000 Boeing Co. (The), 6.86%, 5/1/54, Callable 11/1/53
@ 100 302,525
200,000 BWX Technologies, Inc., 4.13%, 6/30/28, Callable
10/18/25 @ 100(b) 194,750
400,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(b) 408,000
150,000 TransDigm, Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(b) 156,187
215,000 TransDigm, Inc., 6.38%, 5/31/33, Callable 5/31/28
@ 103.19(b) 217,688
30,000 TransDigm, Inc., 6.25%, 1/31/34, Callable 8/31/28
@ 103.13(b) 30,750
150,000 TransDigm, Inc., 6.75%, 1/31/34, Callable 8/31/28
@ 103.38(b) 155,062
3,244,133
Air Freight & Logistics (0.0%
†
):
50,000 Clue Opco LLC, 9.50%, 10/15/31, Callable 10/15/26
@ 104.75^(b) 53,375
Principal Amount Value
Corporate Bonds, continued
Automobile Components (0.0%
†
):
$ 10,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
2/15/30, Callable 2/15/27 @ 103.38(b) $ 10,300
133,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
9/15/32, Callable 9/15/28 @ 103.38(b) 135,992
35,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 11/2/25 @ 102.75(b) 34,125
115,000 Patrick Industries, Inc., 6.38%, 11/1/32, Callable
11/1/27 @ 103.19(b) 116,438
75,000 Rivian Holdings LLC/Rivian LLC/Rivian Automotive
LLC, 10.00%, 1/15/31, Callable 1/15/28 @ 105(b) 69,562
50,000 ZF North America Capital, Inc., 7.50%, 3/24/31,
Callable 1/24/31 @ 100(b) 49,625
95,000 ZF North America Capital, Inc., 6.88%, 4/23/32,
Callable 2/23/32 @ 100(b) 90,844
506,886
Automobiles (0.0%
†
):
55,000 GPD Cos., Inc., 12.50%, 12/31/29, Callable 6/30/26
@ 106.25(b) 41,800
Banks (2.2%):
151,000 Bank of America Corp., 4.45%, 3/3/26, MTN 150,988
1,300,000 Bank of America Corp., 3.42% (TSFR3M), 12/20/28,
Callable 12/20/27 @ 100 1,280,743
980,000 Bank of America Corp., 2.30% (SOFR), 7/21/32,
Callable 7/21/31 @ 100 869,796
6,359,000 Bank of America Corp., 5.02% (SOFR), 7/22/33,
Callable 7/22/32 @ 100 6,494,033
90,000 Bank of America Corp., 6.25% (H15T5Y), 12/31/99,
Callable 7/26/30 @ 100 91,238
1,098,000 Citigroup, Inc., 4.30%, 11/20/26 1,100,802
1,156,000 Citigroup, Inc., 4.41% (SOFR), 3/31/31, Callable
3/31/30 @ 100 1,154,495
2,635,000 Citigroup, Inc., 4.91% (SOFR), 5/24/33, Callable
5/24/32 @ 100 2,665,187
165,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 171,148
2,500,000 JPMorgan Chase & Co., 4.49% (TSFR3M), 3/24/31,
Callable 3/24/30 @ 100 2,519,188
181,000 JPMorgan Chase & Co., 2.96% (TSFR3M), 5/13/31,
Callable 5/13/30 @ 100 169,766
4,247,000 JPMorgan Chase & Co., 4.59% (SOFR), 4/26/33,
Callable 4/26/32 @ 100 4,252,011
937,000 JPMorgan Chase & Co., 4.91% (SOFR), 7/25/33,
Callable 7/25/32 @ 100 956,804
633,000 JPMorgan Chase & Co., 5.57% (SOFR), 4/22/36,
Callable 4/22/35 @ 100 668,009
724,000 Santander Holdings USA, Inc., 6.50% (SOFR),
3/9/29, Callable 3/9/28 @ 100 753,834
1,099,000 Wells Fargo & Co., 3.53% (SOFR), 3/24/28, Callable
3/24/27 @ 100 1,089,231
2,645,000 Wells Fargo & Co., 4.48% (TSFR3M), 4/4/31,
Callable 4/4/30 @ 100, MTN 2,661,518
2,221,000 Wells Fargo & Co., 5.15% (SOFR), 4/23/31, Callable
4/23/30 @ 100 2,293,696
428,000 Wells Fargo & Co., 5.50% (SOFR), 1/23/35, Callable
1/23/34 @ 100 446,448
637,000 Wells Fargo & Co., 5.61% (SOFR), 4/23/36, Callable
4/23/35 @ 100 667,622

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 115,000 Western Alliance Bancorp, 3.00% (TSFR3M),
6/15/31, Callable 6/15/26 @ 100 $ 111,672
30,568,229
Biotechnology (0.0%
†
):
155,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 10/18/25 @ 100(b) 127,488
Building Products (0.1%):
120,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(b) 112,800
210,000 Builders FirstSource, Inc., 6.75%, 5/15/35, Callable
5/15/30 @ 103.38(b) 218,662
73,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100 78,310
45,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100 49,007
50,000 Cornerstone Building Brands, Inc., 6.13%, 1/15/29,
Callable 11/2/25 @ 100(b) 40,625
45,000 Cornerstone Building Brands, Inc., 9.50%, 8/15/29,
Callable 8/15/26 @ 104.75(b) 43,594
45,000 JELD-WEN, Inc., 4.88%, 12/15/27, Callable 11/2/25
@ 100.81^(b) 43,762
115,000 Resideo Funding, Inc., 6.50%, 7/15/32, Callable
7/15/27 @ 103.25(b) 118,019
704,779
Capital Markets (1.3%):
421,000 Ares Strategic Income Fund, 5.45%, 9/9/28, Callable
8/9/28 @ 100(b) 423,887
340,000 Ares Strategic Income Fund, 5.80%, 9/9/30, Callable
8/9/30 @ 100(b) 344,526
90,000 BCPE Flavor Debt Merger Sub LLC and BCPE Flavor
Issuer, Inc., 9.50%, 7/1/32, Callable 7/1/28 @
104.75(b) 93,712
200,000 Beach Acquisition Bidco LLC, 10.00%, 7/15/33,
Callable 7/15/28 @ 103(b) 216,000
90,000 CrossCountry Intermediate Holdco, LLC, 6.50%,
10/1/30, Callable 10/1/27 @ 103.25(b) 90,225
90,000 EF Holdco / EF Cayman Hold / Ellington Fin REIT
Cayman/TRS / EF Cayman Non-MTM, 7.38%,
9/30/30, Callable 9/30/27 @ 103.69(b) 90,000
2,880,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 2,836,201
1,263,000 Goldman Sachs Group, Inc. (The), 2.38% (SOFR),
7/21/32, Callable 7/21/31 @ 100 1,125,970
3,062,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 2,810,337
128,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 143,655
145,000 HAH Group Holding Co. LLC, 9.75%, 10/1/31,
Callable 10/1/27 @ 104.88(b) 137,750
200,000 Inversion Escrow Issuer LLC, 6.75%, 8/1/32,
Callable 8/1/28 @ 103.38(b) 196,500
210,000 Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.63%,
10/15/31, Callable 10/15/27 @ 103.31(b) 211,307
140,000 Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31,
Callable 6/30/27 @ 104.13(b) 108,850
110,000 MajorDrive Holdings IV LLC, 6.38%, 6/1/29, Callable
11/2/25 @ 101.59(b) 89,512
2,534,000 Morgan Stanley, 3.62% (SOFR), 4/1/31, Callable
4/1/30 @ 100 2,458,434
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 483,000 Morgan Stanley, 5.19% (SOFR), 4/17/31, Callable
4/17/30 @ 100 $ 498,697
2,236,000 Morgan Stanley, 4.89% (SOFR), 7/20/33, Callable
7/20/32 @ 100 2,270,050
1,700,000 Morgan Stanley, 6.34% (SOFR), 10/18/33, Callable
10/18/32 @ 100 1,867,396
383,000 Morgan Stanley, 5.66% (SOFR), 4/17/36, Callable
4/17/35 @ 100 404,746
55,000 MPT Operating Partnership LP/MPT Finance Corp.,
4.63%, 8/1/29, Callable 10/13/25 @ 101.16 45,375
425,000 MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 428,522
125,000 Olympus Water US Holding Corp., 7.25%, 6/15/31,
Callable 6/15/27 @ 103.63(b) 126,719
225,000 Olympus Water US Holding Corp., 7.25%, 2/15/33,
Callable 10/1/28 @ 103.63(b) 225,000
96,809 SGUS LLC, 11.00%, 12/15/29, Callable 6/30/26
@ 103(b) 91,000
308,000 Sixth Street Specialty Lending, Inc., 6.13%, 3/1/29,
Callable 2/1/29 @ 100^ 317,397
45,000 Stonex Escrow Issuer LLC, 6.88%, 7/15/32, Callable
7/15/28 @ 103.44(b) 46,125
17,697,893
Chemicals (0.3%):
321,006 Advancion Sciences, Inc., 9.25%, 11/1/26, Callable
11/2/25 @ 100(b) 283,689
220,000 Allied Universal Holdco LLC, 7.88%, 2/15/31,
Callable 2/15/27 @ 103.94(b) 229,900
399,000 Celanese US Holdings LLC, 6.85%, 11/15/28,
Callable 10/15/28 @ 100 413,963
70,000 Celanese US Holdings LLC, 6.50%, 4/15/30, Callable
4/15/27 @ 103.25 70,290
405,000 Celanese US Holdings LLC, 7.05%, 11/15/30,
Callable 9/15/30 @ 100 418,163
160,000 Celanese US Holdings LLC, 6.75%, 4/15/33, Callable
4/15/28 @ 103.38^ 159,015
236,000 Celanese US Holdings LLC, 7.20%, 11/15/33,
Callable 8/15/33 @ 100 244,555
185,000 Chemours Co. (The), 5.75%, 11/15/28, Callable
10/13/25 @ 101.92(b) 180,375
95,000 Chemours Co. (The), 8.00%, 1/15/33, Callable
1/15/28 @ 104(b) 94,525
230,000 Entegris, Inc., 3.63%, 5/1/29, Callable 11/2/25 @
101.81(b) 218,500
210,000 Entegris, Inc., 5.95%, 6/15/30, Callable 10/13/25
@ 102.98(b) 212,100
95,000 Mativ Holdings, Inc., 8.00%, 10/1/29, Callable
10/1/26 @ 104^(b) 94,050
115,000 Methanex US Operations, Inc., 6.25%, 3/15/32,
Callable 9/15/31 @ 100(b) 117,444
85,000 Olin Corp., 5.63%, 8/1/29, Callable 11/2/25 @
101.88 85,212
350,000 Olin Corp., 6.63%, 4/1/33, Callable 4/1/28 @
103.31(b) 352,187
265,000 Tronox, Inc., 4.63%, 3/15/29, Callable 11/2/25 @
101.16(b) 172,250
220,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
11/2/25 @ 101.41(b) 204,875
40,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(b) 40,650

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Chemicals, continued
$ 130,000 WR Grace Holdings LLC, 6.63%, 8/15/32, Callable
8/15/28 @ 103.31(b) $ 128,375
3,720,118
Commercial Services & Supplies (0.1%):
90,000 ADT Security Corp. (The), 5.88%, 10/15/33, Callable
10/15/32 @ 100(b) 90,000
125,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp., 6.88%, 6/15/30, Callable 6/15/27 @
103.44(b) 128,281
75,000 Beacon Mobility Corp., 7.25%, 8/1/30, Callable
8/1/27 @ 103.63(b) 77,906
40,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26
@ 103.19(b) 40,800
150,000 CoreCivic, Inc., 8.25%, 4/15/29, Callable 4/15/26
@ 104.13 157,875
110,000 GEO Group, Inc. (The), 8.63%, 4/15/29, Callable
4/15/26 @ 104.31 116,050
120,000 GEO Group, Inc. (The), 10.25%, 4/15/31, Callable
4/15/27 @ 105.13 132,000
45,000 JH North America Holdings, Inc., 6.13%, 7/31/32,
Callable 7/31/28 @ 103.06(b) 46,069
130,000 OT Midco, Inc., 10.00%, 2/15/30, Callable 2/15/27
@ 105(b) 87,912
300,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25^(b) 310,875
90,000 Reworld Holding Corp., 4.88%, 12/1/29, Callable
11/2/25 @ 102.44(b) 84,825
110,000 TKC Holdings, Inc., 6.88%, 5/15/28, Callable
11/2/25 @ 101.72(b) 110,825
130,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
11/2/25 @ 102.63(b) 133,250
50,000 Waste Pro USA, Inc., 7.00%, 2/1/33, Callable
2/1/28 @ 103.5(b) 51,813
1,568,481
Construction & Engineering (0.1%):
220,000 AECOM, 6.00%, 8/1/33, Callable 8/1/28 @ 103(b) 224,400
486,000 Artera Services LLC, 8.50%, 2/15/31, Callable
2/15/27 @ 104.25(b) 428,895
85,000 Pike Corp., 8.63%, 1/31/31, Callable 1/31/27 @
104.31(b) 90,844
210,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 11/2/25 @ 104.13(b) 212,625
85,000 Williams Scotsman, Inc., 6.63%, 4/15/30, Callable
4/15/27 @ 103.31(b) 87,125
1,043,889
Construction Materials (0.0%
†
):
90,000 Ameritex Holdco Intermediate LLC, 7.63%, 8/15/33,
Callable 8/15/28 @ 103.81(b) 93,262
170,000 Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28,
Callable 11/2/25 @ 101(b) 169,363
130,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(b) 136,825
55,000 Star Holding LLC, 8.75%, 8/1/31, Callable 8/1/27
@ 104.38(b) 54,381
453,831
Principal Amount Value
Corporate Bonds, continued
Consumer Finance (0.7%):
$ 1,500,000 Ally Financial, Inc., 5.75%, 11/20/25, Callable
11/2/25 @ 100 $ 1,500,764
1,000,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100 1,052,001
220,000 Ally Financial, Inc., 6.65% (H15T5Y), 1/17/40,
Callable 10/19/34 @ 100 219,956
380,000 Ally Financial, Inc., Series B, 4.70% (H15T5Y),
Callable 5/15/26 @ 100 371,832
2,253,000 Capital One Financial Corp., 4.50%, 1/30/26,
Callable 11/30/25 @ 100 2,250,206
738,000 Capital One Financial Corp., 3.27% (SOFR), 3/1/30,
Callable 3/1/29 @ 100^ 710,423
250,000 Capital One NA, 5.97% (USISOA05), 8/9/28 258,651
200,000 Encore Capital Group, Inc., 9.25%, 4/1/29, Callable
4/1/26 @ 104.63(b) 210,000
89,000 Ford Motor Credit Co. LLC, 5.73%, 9/5/30, Callable
8/5/30 @ 100 89,926
50,000 Navient Corp., 5.00%, 3/15/27, Callable 9/15/26
@ 100 49,812
85,000 Navient Corp., 4.88%, 3/15/28, Callable 6/15/27
@ 100 83,513
45,000 Navient Corp., 5.50%, 3/15/29, Callable 6/15/28
@ 100 44,156
128,000 Navient Corp., 7.88%, 6/15/32, Callable 9/15/31
@ 100 135,040
95,000 OneMain Finance Corp., 3.88%, 9/15/28, Callable
11/2/25 @ 100.97 90,962
115,000 OneMain Finance Corp., 6.63%, 5/15/29, Callable
11/15/28 @ 100 118,019
130,000 OneMain Finance Corp., 6.13%, 5/15/30, Callable
11/15/29 @ 100 131,788
250,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
11/2/25 @ 102 232,500
170,000 OneMain Finance Corp., 7.13%, 9/15/32, Callable
6/15/28 @ 103.56 175,950
45,000 OneMain Finance Corp., 6.50%, 3/15/33, Callable
9/15/28 @ 103.25 45,056
80,000 PRA Group, Inc., 8.88%, 1/31/30, Callable 6/1/26
@ 104.44(b) 82,600
80,000 SLM Corp., 6.50%, 1/31/30, Callable 12/31/29 @
100 83,400
1,613,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 1,594,792
9,531,347
Consumer Staples Distribution & Retail (0.1%):
40,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable
11/2/25 @ 100(b) 37,850
90,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 6.25%, 3/15/33, Callable
3/15/28 @ 103.13(b) 92,138
120,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc., 9.00%, 2/15/29,
Callable 2/15/26 @ 104.5(b) 126,300
85,000 Performance Food Group, Inc., 6.13%, 9/15/32,
Callable 9/15/27 @ 103.06(b) 86,806
420,000 US Foods, Inc., 4.63%, 6/1/30, Callable 11/2/25 @
102.31(b) 411,075

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Consumer Staples Distribution & Retail, continued
$ 80,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(b) $ 83,800
90,000 Wholesale Grocers Term, 0.00%, 8/5/30 87,750
925,719
Containers & Packaging (0.1%):
195,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 6.00%, 6/15/27,
Callable 11/2/25 @ 101.5(b) 194,004
340,000 Clydesdale Acquisition Holdings, Inc., 6.63%,
4/15/29, Callable 11/2/25 @ 103.31(b) 343,400
80,000 Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/30, Callable 11/2/25 @ 104.38(b) 82,000
125,000 Clydesdale Acquisition Holdings, Inc., 6.75%,
4/15/32, Callable 4/15/28 @ 103.38(b) 128,281
120,000 Crown Americas LLC, 5.88%, 6/1/33, Callable
6/1/28 @ 102.94(b) 120,900
65,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(b) 60,775
135,000 Graphic Packaging International LLC, 6.38%,
7/15/32, Callable 5/15/27 @ 103.19(b) 136,856
25,000 Sealed Air Corp., 5.00%, 4/15/29, Callable 11/2/25
@ 102.5(b) 24,813
1,091,029
Distributors (0.0%
†
):
169,100 Saks Global Enterprises LLC, 11.00%, 12/15/29,
Callable 12/15/26 @ 105.5(b) 86,241
Diversified Consumer Services (0.1%):
45,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 45,506
140,000 Sotheby's, 7.38%, 10/15/27, Callable 10/13/25 @
100(b) 139,825
211,000 StoneMor, Inc., 8.50%, 5/15/29, Callable 11/2/25
@ 102.13(b) 205,989
100,000 Wand NewCo. 3, Inc., 7.63%, 1/30/32, Callable
1/30/27 @ 103.81(b) 105,250
245,000 Wayfair LLC, 7.25%, 10/31/29, Callable 10/31/26
@ 103.63(b) 253,269
310,000 Wayfair LLC, 7.75%, 9/15/30, Callable 9/15/27 @
103.88(b) 325,500
1,075,339
Diversified REITs (0.2%):
130,000 BW Real Estate, Inc., 9.50% (H15T5Y), Callable
3/30/30 @ 100(b) 134,114
189,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100 161,178
96,000 Store Capital LLC, 4.63%, 3/15/29, Callable
12/15/28 @ 100 95,263
1,277,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 1,158,949
145,000 Uniti Group, LP/Uniti Group Finance, Inc./CSL
Capital LLC, 10.50%, 2/15/28, Callable 10/6/25 @
105.25(b) 152,612
367,000 Ventas Realty LP, 3.00%, 1/15/30, Callable
10/15/29 @ 100 347,412
66,000 WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29
@ 100 64,950
2,114,478
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services (0.1%):
$ 90,000 ATP Tower Holdings/Andean Telecom Partners Chile
SpA/Andean Tower Partners C, 7.88%, 2/3/30,
Callable 2/3/27 @ 103.94(b) $ 92,138
60,000 Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable
10/13/25 @ 100(b) 58,200
15,000 Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable
10/13/25 @ 100(b) 14,719
225,000 Cogent Communications Group LLC/Cogent
Finance, Inc., 7.00%, 6/15/27, Callable 10/13/25
@ 101.75(b) 224,156
190,000 Cogent Communications Group LLC/Cogent Finance,
Inc., 7.00%, 6/15/27, Callable 11/2/25 @ 101.75(b) 189,287
85,000 Connect Holding II LLC, 10.50%, 4/3/31, Callable
12/24/27 @ 100(b) 84,928
40,000 Discovery Communications LLC, 5.00%, 9/20/37,
Callable 3/20/37 @ 100 34,300
50,000 Discovery Communications LLC, 6.35%, 6/1/40 45,750
160,000 Windstream Services LLC, 7.50%, 10/15/33,
Callable 10/15/28 @ 103.75(b) 159,800
903,278
Electric Utilities (0.4%):
92,000 AES Corp. (The), 6.95% (H15T5Y), 7/15/55, Callable
4/15/30 @ 100 90,390
95,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 11/2/25 @
101.47(b) 94,287
165,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 154,024
54,000 Duquesne Light Holdings, Inc., 2.53%, 10/1/30,
Callable 7/1/30 @ 100(b) 48,081
587,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(b) 520,080
85,000 Edison International, 6.25%, 3/15/30, Callable
2/15/30 @ 100 88,311
90,000 Edison International, 8.13% (H15T5Y), 6/15/53,
Callable 3/15/28 @ 100^ 91,912
90,000 Edison International, 7.88% (H15T5Y), 6/15/54,
Callable 3/15/29 @ 100 91,463
50,000 Edison International, Series B, 5.00% (H15T5Y),
Callable 12/15/26 @ 100 47,611
173,000 Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27
@ 100 169,592
1,075,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 1,060,605
210,000 Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31
@ 100 196,175
65,000 Hawaiian Electric Co., Inc., 6.00%, 10/1/33, Callable
10/1/28 @ 103(b) 65,325
260,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable
10/18/25 @ 100.96 260,325
20,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable
10/13/25 @ 100.84(b) 18,888
40,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(b) 36,973
135,000 NRG Energy, Inc., 5.75%, 1/15/34, Callable
10/15/28 @ 102.88(b) 134,831
65,000 NRG Energy, Inc., 6.25%, 11/1/34, Callable 11/1/29
@ 103.13(b) 66,544

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 135,000 NRG Energy, Inc., 6.00%, 1/15/36, Callable
10/15/30 @ 103(b) $ 135,041
125,000 PacifiCorp, 7.38% (H15T5Y), 9/15/55, Callable
6/17/30 @ 100 131,406
164,000 PG&E Corp, 7.38% (H15T5Y), 3/15/55, Callable
12/15/29 @ 100 169,125
220,000 PG&E Corp., 5.25%, 7/1/30, Callable 10/13/25 @
102.63 216,700
140,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 136,643
714,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 683,446
385,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
10/13/25 @ 100(b) 384,037
150,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(b) 158,437
15,000 XPLR Infrastructure Operating Partners LP, 7.25%,
1/15/29, Callable 10/15/28 @ 100^(b) 15,356
5,265,608
Electrical Equipment (0.0%
†
):
125,000 WESCO Distribution, Inc., 6.38%, 3/15/33, Callable
3/15/28 @ 103.19(b) 129,375
Electronic Equipment, Instruments & Components (0.0%
†
):
185,000 Coherent Corp., 5.00%, 12/15/29, Callable 11/2/25
@ 102.5(b) 182,225
100,000 Insight Enterprises, Inc., 6.63%, 5/15/32, Callable
5/15/27 @ 103.31(b) 102,500
284,725
Energy Equipment & Services (0.0%
†
):
65,000 Kodiak Gas Services LLC, 6.50%, 10/1/33, Callable
10/1/28 @ 103.25(b) 66,138
70,000 Kodiak Gas Services LLC, 6.75%, 10/1/35, Callable
10/1/30 @ 103.38(b) 71,837
102,000 Nabors Industries, Inc., 7.38%, 5/15/27, Callable
11/2/25 @ 101.84(b) 103,275
95,000 Nabors Industries, Inc., 8.88%, 8/15/31, Callable
8/15/27 @ 104.44^(b) 87,875
30,000 SESI LLC, 7.88%, 9/30/30, Callable 9/30/27 @
103.94(b) 30,000
140,000 XPLR Infrastructure Operating Partners LP, 8.38%,
1/15/31, Callable 9/15/27 @ 104.19^(b) 146,475
143,000 XPLR Infrastructure Operating Partners LP, 8.63%,
3/15/33, Callable 3/15/28 @ 104.31^(b) 149,614
655,214
Entertainment (0.0%
†
):
35,000 Park River Holdings, Inc., 8.00%, 3/15/31, Callable
9/15/26 @ 104(b) 35,438
Financial Services (1.1%):
45,000 Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/1/32,
Callable 7/1/28 @ 103.38(b) 46,238
195,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
5.00%, 5/1/28, Callable 11/2/25 @ 101.25(b) 189,150
225,000 Air Lease Corp., Series C, 4.13% (H15T5Y), Callable
12/15/26 @ 100 218,662
140,000 APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2 LLC,
7.88%, 11/1/29, Callable 11/1/26 @ 103.94(b) 146,125
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 45,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 10/15/32, Callable 10/15/27 @
103.31(b) $ 45,787
45,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 7/15/33, Callable 7/15/28 @
103.31(b) 45,675
1,268,000 Athene Global Funding, 5.34%, 1/15/27(b) 1,283,447
573,000 Athene Global Funding, 5.58%, 1/9/29(b) 591,807
900,000 Blackstone Private Credit Fund, 7.30%, 11/27/28,
Callable 10/27/28 @ 100 958,658
40,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 39,450
85,000 Block, Inc., 5.63%, 8/15/30, Callable 8/15/27 @
102.81(b) 86,169
40,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 37,100
65,000 Block, Inc., 6.00%, 8/15/33, Callable 8/15/28 @
103(b) 66,300
130,000 Boost Newco Borrower LLC, 7.50%, 1/15/31,
Callable 1/15/27 @ 103.75(b) 137,963
90,000 Burford Capital Global Finance, 7.50%, 7/15/33,
Callable 7/15/28 @ 103.75(b) 91,463
75,000 Camelot Return Merger Sub, Inc., 8.75%, 8/1/28,
Callable 11/2/25 @ 103.28(b) 72,375
45,000 Champions Financing, Inc., 8.75%, 2/15/29, Callable
2/15/26 @ 104.38^(b) 43,088
824,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 816,749
339,000 Corebridge Financial, Inc., 3.85%, 4/5/29, Callable
2/5/29 @ 100 333,764
404,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 384,895
92,000 Corebridge Financial, Inc., 4.35%, 4/5/42, Callable
10/5/41 @ 100 79,860
271,000 Corebridge Financial, Inc., 4.40%, 4/5/52, Callable
10/5/51 @ 100 223,185
590,000 Equitable Holdings, Inc., 4.57%, 2/15/29, Callable
11/15/28 @ 100(b) 593,974
410,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
11/2/25 @ 101.69(b) 404,875
1,452,000 Hps Corporate Lending Fund, 5.45%, 1/14/28,
Callable 12/14/27 @ 100 1,464,815
71,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 6.25%, 5/15/26, Callable 11/2/25 @ 100 70,911
455,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 447,037
85,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 10.00%, 11/15/29, Callable 5/15/29 @
100(b) 85,425
270,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 9.00%, 6/15/30, Callable 12/15/29 @ 100 260,550
150,000 Ion Platform Finance US, Inc., 7.88%, 9/30/32,
Callable 9/30/28 @ 103.94(b) 149,015
358,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100 362,270
91,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 82,117
386,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100 400,303
165,000 Jane Street Group/JSG Finance, Inc., 6.13%,
11/1/32, Callable 11/1/27 @ 103.06(b) 167,062

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 250,000 Jane Street Group/JSG Finance, Inc., 6.75%,
5/1/33, Callable 5/1/28 @ 103.38(b) $ 258,750
125,000 Jefferson Capital Holdings LLC, 8.25%, 5/15/30,
Callable 5/15/27 @ 104.13(b) 130,781
40,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 11/2/25
@ 101.19(b) 39,150
80,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 7.00%, 7/15/31, Callable 7/15/27
@ 103.5(b) 83,800
105,000 Level 3 Financing, Inc., 3.63%, 1/15/29, Callable
10/13/25 @ 100.91(b) 91,088
45,000 Level 3 Financing, Inc., 4.88%, 6/15/29, Callable
3/22/26 @ 102.31(b) 42,581
55,000 Level 3 Financing, Inc., 3.75%, 7/15/29, Callable
11/2/25 @ 100.94(b) 46,887
220,000 Level 3 Financing, Inc., 4.50%, 4/1/30, Callable
3/22/26 @ 102.13(b) 200,475
200,000 Level 3 Financing, Inc., 3.88%, 10/15/30, Callable
10/13/25 @ 101.81(b) 174,500
125,000 Level 3 Financing, Inc., 4.00%, 4/15/31, Callable
10/13/25 @ 101.88(b) 107,656
235,000 Level 3 Financing, Inc., 6.88%, 6/30/33, Callable
6/30/28 @ 103.44(b) 238,819
155,000 Level 3 Financing, Inc., 7.00%, 3/31/34, Callable
8/31/28 @ 103.5(b) 157,712
395,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 11/2/25 @ 100^ 382,162
80,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 58,900
85,000 MPT Operating Partnership LP/MPT Finance Corp.,
8.50%, 2/15/32, Callable 2/15/28 @ 104.25(b) 90,206
75,000 PBF Holding Co. LLC/PBF Finance Corp., 9.88%,
3/15/30, Callable 3/15/27 @ 104.94(b) 78,375
85,000 PennyMac Financial Services, Inc., 6.88%, 2/15/33,
Callable 2/15/28 @ 103.44(b) 87,763
90,000 PennyMac Financial Services, Inc., 6.75%, 2/15/34,
Callable 8/15/28 @ 103.38(b) 91,688
85,000 Shift4 Payments LLC/Shift4 Payments Finance Sub,
Inc., 6.75%, 8/15/32, Callable 8/15/27 @ 103.38(b) 87,869
505,000 Sixth Street Lending Partners, 6.13%, 7/15/30,
Callable 6/15/30 @ 100(b) 521,426
212,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 200,516
272,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 245,969
225,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 11/2/25 @ 103(b) 203,344
170,000 UWM Holdings LLC, 6.63%, 2/1/30, Callable 2/1/27
@ 103.31(b) 172,975
90,000 UWM Holdings LLC, 6.25%, 3/15/31, Callable
3/15/28 @ 103.13(b) 89,550
60,000 VFH Parent LLC/Valor Co.-Issuer, Inc., 7.50%,
6/15/31, Callable 6/15/27 @ 103.75(b) 61,875
65,000 Walker & Dunlop, Inc., 6.63%, 4/1/33, Callable
4/1/28 @ 103.31(b) 66,869
90,000 WEX, Inc., 6.50%, 3/15/33, Callable 3/15/28 @
103.25(b) 91,687
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 285,000 Wrangler Holdco Corp., 6.63%, 4/1/32, Callable
4/1/27 @ 103.31(b) $ 296,756
14,826,393
Food Products (0.2%):
154,000 JBS USA Food Co., 3.63%, 1/15/32, Callable
1/15/27 @ 101.81(b) 139,105
230,000 Lamb Weston Holdings, Inc., 4.38%, 1/31/32,
Callable 1/31/27 @ 102.19(b) 217,350
538,000 Mars, Inc., 4.80%, 3/1/30, Callable 2/1/30 @ 100(b) 547,940
404,000 Mars, Inc., 5.00%, 3/1/32, Callable 1/1/32 @ 100(b) 412,720
336,000 Mars, Inc., 5.20%, 3/1/35, Callable 12/1/34 @
100(b) 343,206
326,000 Mars, Inc., 5.65%, 5/1/45, Callable 11/1/44 @
100(b) 329,987
651,000 Mars, Inc., 5.70%, 5/1/55, Callable 11/1/54 @
100(b) 657,627
69,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(b) 64,342
335,000 Post Holdings, Inc., 6.38%, 3/1/33, Callable 9/1/27
@ 103.19(b) 338,350
105,000 Post Holdings, Inc., 6.25%, 10/15/34, Callable
10/15/29 @ 103.13(b) 105,919
125,000 Quikrete Holdings, Inc., 6.38%, 3/1/32, Callable
3/1/28 @ 103.19(b) 129,219
3,285,765
Ground Transportation (0.1%):
85,000 Avis Budget Car Rental LLC/Avis Budget Finance,
Inc., 8.38%, 6/15/32, Callable 6/15/28 @ 104.19(b) 88,825
120,000 Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable
4/15/27 @ 103.13(b) 121,800
337,000 Uber Technologies, Inc., 4.15%, 1/15/31, Callable
12/15/30 @ 100 332,497
266,000 Uber Technologies, Inc., 4.80%, 9/15/35, Callable
6/15/35 @ 100 263,033
150,000 XPO, Inc., 7.13%, 2/1/32, Callable 2/1/27 @
103.56(b) 157,125
963,280
Health Care Equipment & Supplies (0.0%
†
):
125,000 DaVita, Inc., 6.75%, 7/15/33, Callable 7/15/28 @
103.38(b) 128,906
340,000 Medline Borrower LP, 3.88%, 4/1/29, Callable
11/2/25 @ 100.97(b) 328,100
80,000 Sotera Health Holdings LLC, 7.38%, 6/1/31, Callable
6/1/27 @ 103.69(b) 83,900
540,906
Health Care Providers & Services (0.8%):
65,000 Acadia Healthcare Co., Inc., 7.38%, 3/15/33,
Callable 3/15/28 @ 103.69^(b) 67,519
95,000 AdaptHealth LLC, 5.13%, 3/1/30, Callable 10/13/25
@ 102.56(b) 90,487
1,365,000 Centene Corp., 4.25%, 12/15/27, Callable 10/18/25
@ 100.71 1,335,949
1,325,000 Centene Corp., 2.45%, 7/15/28, Callable 5/15/28
@ 100 1,230,916
410,000 Centene Corp., 4.63%, 12/15/29, Callable 11/2/25
@ 102.31 394,773
245,000 Centene Corp., 3.38%, 2/15/30, Callable 10/18/25
@ 101.69 225,695

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 610,000 Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @
100 $ 522,819
270,000 CHS/Community Health Systems, Inc., 6.13%,
4/1/30, Callable 11/2/25 @ 103.06(b) 195,750
295,000 CHS/Community Health Systems, Inc., 5.25%,
5/15/30, Callable 11/2/25 @ 102.63(b) 266,238
755,000 CHS/Community Health Systems, Inc., 4.75%,
2/15/31, Callable 2/15/26 @ 102.38(b) 651,188
90,000 CHS/Community Health Systems, Inc., 9.75%,
1/15/34, Callable 8/15/28 @ 104.88(b) 92,025
343,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 349,321
140,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 143,845
580,000 CVS Health Corp., 6.75% (H15T5Y), 12/10/54,
Callable 9/10/34 @ 100 594,352
315,000 DaVita, Inc., 4.63%, 6/1/30, Callable 11/2/25 @
102.31(b) 301,612
534,000 HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100 548,469
503,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 523,500
510,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 486,033
99,000 HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @
100 92,881
314,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 306,390
190,000 IQVIA, Inc., 6.25%, 6/1/32, Callable 6/1/28 @
103.13(b) 195,225
50,000 LifePoint Health, Inc., 10.00%, 6/1/32, Callable
6/1/27 @ 105(b) 52,375
120,000 Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 4/1/29, Callable 4/1/26 @ 103.13(b) 122,700
15,000 ModivCare, Inc., 5.00%, 10/1/29, Callable 11/2/25
@ 101.25(b) 19
170,000 Molina Healthcare, Inc., 3.88%, 5/15/32, Callable
2/15/32 @ 100(b) 153,850
115,000 Molina Healthcare, Inc., 6.25%, 1/15/33, Callable
1/15/28 @ 103.13(b) 116,150
205,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
4.13%, 4/30/28, Callable 11/2/25 @ 101.03(b) 198,081
50,000 Owens & Minor, Inc., 4.50%, 3/31/29, Callable
11/2/25 @ 101.13^(b) 40,250
70,000 Owens & Minor, Inc., 6.63%, 4/1/30, Callable
11/2/25 @ 103.31^(b) 57,750
85,000 Prime Healthcare Services, Inc., 9.38%, 9/1/29,
Callable 9/1/26 @ 104.69(b) 88,400
45,000 Radiology Partners, Inc., 8.50%, 7/15/32, Callable
7/15/28 @ 104.25(b) 46,519
45,000 Sally Holdings LLC/Sally Capital, Inc., 6.75%,
3/1/32, Callable 3/1/27 @ 103.38^ 46,631
115,000 Select Medical Corp., 6.25%, 12/1/32, Callable
12/1/27 @ 103.13(b) 114,712
45,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(b) 46,125
75,000 Team Health Holdings, Inc., 8.38%, 6/30/28,
Callable 8/1/26 @ 100(b) 76,219
310,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
11/2/25 @ 100 309,612
85,000 Tenet Healthcare Corp., 4.25%, 6/1/29, Callable
10/18/25 @ 101.06 82,875
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 140,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
11/2/25 @ 102.19 $ 135,800
117,000 Toledo Hospital (The), Series B, 5.33%, 11/15/28 119,194
210,000 US Acute Care Solutions LLC, 9.75%, 5/15/29,
Callable 5/15/26 @ 104.88(b) 214,725
10,636,974
Health Care REITs (0.3%):
45,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(b) 43,650
66,000 Healthcare Realty Holdings LP, 3.50%, 8/1/26,
Callable 5/1/26 @ 100 65,542
63,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 59,121
2,482,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 2,382,194
105,000 Omega Healthcare Investors, Inc., 3.38%, 2/1/31,
Callable 11/1/30 @ 100 97,244
150,000 Omega Healthcare Investors, Inc., 3.25%, 4/15/33,
Callable 1/15/33 @ 100 132,283
1,214,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 1,104,740
3,884,774
Hotels, Restaurants & Leisure (0.1%):
185,000 Caesars Entertainment, Inc., 6.50%, 2/15/32,
Callable 2/15/27 @ 103.25(b) 188,700
310,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 11/2/25
@ 103.38(b) 289,850
80,000 Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29,
Callable 4/1/26 @ 102.94(b) 81,600
370,000 Hilton Domestic Operating Co., Inc., 5.88%,
3/15/33, Callable 3/15/28 @ 102.94(b) 376,937
85,000 Hilton Domestic Operating Co., Inc., 5.75%,
9/15/33, Callable 7/1/28 @ 102.88(b) 85,850
140,000 Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower, Inc., 6.63%, 1/15/32, Callable
1/15/27 @ 103.31(b) 141,400
155,000 LFS Topco LLC, 8.75%, 7/15/30, Callable 7/15/27
@ 104.38(b) 155,775
135,000 Life Time, Inc., 6.00%, 11/15/31, Callable 11/15/27
@ 103(b) 136,519
50,000 Lindblad Expeditions LLC, 7.00%, 9/15/30, Callable
9/15/27 @ 103.5(b) 50,938
70,000 Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC, 8.25%, 4/15/30,
Callable 4/15/27 @ 104.13(b) 72,537
85,000 Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC, 11.88%, 4/15/31,
Callable 4/15/27 @ 105.94(b) 88,719
1,668,825
Household Durables (0.2%):
70,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 11/2/25 @ 102.31(b) 66,062
45,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
6.88%, 8/1/33, Callable 8/1/28 @ 103.44(b) 45,394
95,000 Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable
3/15/27 @ 103.75(b) 96,425

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Household Durables, continued
$ 90,000 Century Communities, Inc., 6.63%, 9/15/33,
Callable 9/15/28 @ 103.31(b) $ 90,787
85,000 Dream Finders Homes, Inc., 6.88%, 9/15/30,
Callable 9/15/27 @ 103.44(b) 85,531
100,000 LGI Homes, Inc., 8.75%, 12/15/28, Callable
12/15/25 @ 104.38(b) 104,125
200,000 LGI Homes, Inc., 7.00%, 11/15/32, Callable
11/15/27 @ 103.5(b) 194,750
45,000 New Home Co., Inc. (The), 8.50%, 11/1/30, Callable
11/1/27 @ 104.25(b) 46,406
140,000 Newell Brands, Inc., 8.50%, 6/1/28, Callable 3/1/28
@ 100(b) 148,575
115,000 Newell Brands, Inc., 6.38%, 5/15/30, Callable
2/15/30 @ 100^ 113,994
90,000 Newell Brands, Inc., 6.63%, 5/15/32, Callable
2/15/32 @ 100^ 88,650
160,000 Newell Brands, Inc., 7.38%, 4/1/36, Callable
10/1/35 @ 100 158,800
440,711 Spin Holdco, Inc., 0.00% (Term SOFR+400bps),
3/6/28, Callable 11/2/25 @ 100(b) 367,522
165,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(b) 154,275
90,000 TopBuild Corp., 5.63%, 1/31/34, Callable 9/30/28
@ 102.81(b) 89,663
180,000 Whirlpool Corp., 6.13%, 6/15/30, Callable 3/15/30
@ 100 180,000
200,000 Whirlpool Corp., 6.50%, 6/15/33, Callable 3/15/33
@ 100 200,000
10,000 Whirlpool Corp., 5.75%, 3/1/34, Callable 12/1/33
@ 100^ 9,621
2,240,580
Independent Power and Renewable Electricity Producers
(0.1%):
1,412,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(b) 1,361,167
218,000 AES Corp. (The), 2.45%, 1/15/31, Callable 10/15/30
@ 100 195,267
30,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 10/13/25 @ 101.19(b) 29,550
145,000 Clearway Energy Operating LLC, 3.75%, 1/15/32,
Callable 1/15/27 @ 101.88(b) 130,137
105,000 Lightning Power LLC, 7.25%, 8/15/32, Callable
8/15/27 @ 103.63(b) 111,037
230,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
11/2/25 @ 100(b)(d) 575
1,827,733
Industrial Conglomerates (0.0%
†
):
290,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(b) 287,825
158,627 Brand Industrial Services, Inc., 0.00% (Term
SOFR+450bps), 8/1/30, Callable 11/2/25 @ 100(b) 143,399
85,000 Enpro, Inc., 6.13%, 6/1/33, Callable 6/1/28 @
103.06(b) 87,019
75,000 Global Partners LP/GLP Finance Corp., 8.25%,
1/15/32, Callable 1/15/27 @ 104.13(b) 78,937
597,180
Principal Amount Value
Corporate Bonds, continued
Insurance (0.1%):
$ 375,000 Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29,
Callable 11/2/25 @ 101.5(b) $ 370,313
45,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
11/2/25 @ 101.22(b) 43,538
436,000 Pacific LifeCorp, 5.13%, 1/30/43(b) 415,148
45,000 Station Casinos LLC, 6.63%, 3/15/32, Callable
3/15/27 @ 103.31(b) 46,069
949,000 Unum Group, 5.75%, 8/15/42 943,117
210,000 Western-Southern Global Funding, 4.90%, 5/1/30(b) 214,004
2,032,189
Interactive Media & Services (0.0%
†
):
85,000 Snap, Inc., 6.88%, 3/1/33, Callable 3/1/28 @
103.44(b) 86,700
45,000 Snap, Inc., 6.88%, 3/15/34, Callable 9/15/28 @
103.44(b) 45,619
132,319
IT Services (0.1%):
85,000 Amentum Holdings, Inc., 7.25%, 8/1/32, Callable
8/1/27 @ 103.63(b) 87,975
260,000 Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @
103.25 268,125
170,000 CoreWeave, Inc., 9.25%, 6/1/30, Callable 6/1/27
@ 104.63(b) 175,313
205,000 CoreWeave, Inc., 9.00%, 2/1/31, Callable 2/1/28
@ 104.5(b) 208,331
67,000 Paychex, Inc., 5.10%, 4/15/30, Callable 3/15/30
@ 100 68,848
94,000 Paychex, Inc., 5.35%, 4/15/32, Callable 2/15/32
@ 100 97,374
230,000 X Ai LLC/X Ai Co. Issuer Corp., 12.50%, 6/30/30,
Callable 7/15/27 @ 106.25 241,500
1,147,466
Leisure Products (0.0%
†
):
80,000 Amer Sports Co., 6.75%, 2/16/31, Callable 2/16/27
@ 103.38(b) 83,200
45,000 Fiesta Purchaser, Inc., 7.88%, 3/1/31, Callable
3/1/27 @ 103.94(b) 47,362
40,000 Fiesta Purchaser, Inc., 9.63%, 9/15/32, Callable
9/15/27 @ 104.81(b) 43,100
173,662
Life Sciences Tools & Services (0.0%
†
):
15,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 10/18/25 @ 100.71(b) 14,644
Machinery (0.0%
†
):
40,000 New Flyer Holdings, Inc., 9.25%, 7/1/30, Callable
7/1/27 @ 104.63(b) 42,800
Media (0.8%):
120,000 Advantage Sales & Marketing, Inc., 6.50%,
11/15/28, Callable 10/13/25 @ 101.63^(b) 103,350
550,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 8/15/30, Callable 11/2/25 @ 102.25(b) 518,375
475,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 5/1/32, Callable 5/1/26 @ 102.25 431,062
405,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.10%, 6/1/29,
Callable 5/1/29 @ 100 424,935

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 95,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.30%, 2/1/32,
Callable 11/1/31 @ 100 $ 81,152
813,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100 769,628
279,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 296,462
1,256,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 1,082,180
809,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 639,982
1,064,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.50%, 4/1/63,
Callable 10/1/62 @ 100 888,519
95,000 Clear Channel Outdoor Holdings, Inc., 7.75%,
4/15/28, Callable 11/2/25 @ 101.94(b) 94,762
135,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
6/1/29, Callable 11/2/25 @ 101.88^(b) 131,119
80,000 Clear Channel Outdoor Holdings, Inc., 7.88%,
4/1/30, Callable 10/1/26 @ 103.94(b) 84,000
130,000 Clear Channel Outdoor Holdings, Inc., 7.13%,
2/15/31, Callable 8/15/27 @ 103.56(b) 134,225
130,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
3/15/33, Callable 9/15/28 @ 103.75(b) 135,850
40,000 CMG Media Corp., 8.88%, 6/18/29, Callable
11/1/25 @ 104.44(b) 36,800
395,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25
@ 102.06(b) 258,725
295,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25
@ 102.31(b) 103,250
195,000 CSC Holdings LLC, 3.38%, 2/15/31, Callable 2/15/26
@ 101.69(b) 126,019
85,000 CSC Holdings LLC, 4.50%, 11/15/31, Callable
11/15/26 @ 102.25(b) 55,250
230,000 DISH DBS Corp., 7.75%, 7/1/26 227,700
20,000 DISH DBS Corp., 5.25%, 12/1/26, Callable 6/1/26
@ 100(b) 19,600
65,000 DISH DBS Corp., 7.38%, 7/1/28, Callable 10/13/25
@ 100 59,637
345,000 DISH DBS Corp., 5.13%, 6/1/29 294,975
605,801 EchoStar Corp., 6.75%, 11/30/30, Callable 11/30/26
@ 102 623,218
45,000 EW Scripps Co. The, 9.88%, 8/15/30, Callable
8/15/27 @ 104.94(b) 42,244
135,000 Lamar Media Corp., 5.38%, 11/1/33, Callable
11/1/28 @ 102.69(b) 133,987
1,620,000 Time Warner Cable LLC, 6.55%, 5/1/37 1,679,495
280,000 Time Warner Cable LLC, 7.30%, 7/1/38 305,106
69,000 Time Warner Cable LLC, 5.50%, 9/1/41, Callable
3/1/41 @ 100 62,904
350,000 Uniti Group LP / Uniti Group Finance 2019 Inc / CSL
Capital LLC, 8.63%, 6/15/32, Callable 6/15/28 @
104.31(b) 334,250
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 250,000 Uniti Group LP/Uniti Group Finance, Inc./CSL
Capital LLC, 6.50%, 2/15/29, Callable 10/13/25 @
101.63(b) $ 234,375
180,000 Univision Communications, Inc., 8.00%, 8/15/28,
Callable 11/2/25 @ 104(b) 186,300
50,000 Univision Communications, Inc., 4.50%, 5/1/29,
Callable 11/2/25 @ 101.13(b) 47,188
360,000 Univision Communications, Inc., 8.50%, 7/31/31,
Callable 7/31/27 @ 104.25(b) 371,250
145,000 Univision Communications, Inc., 9.38%, 8/1/32,
Callable 8/1/28 @ 104.69(b) 154,062
20,000 Warnermedia Holdings, Inc., 4.28%, 3/15/32,
Callable 12/15/31 @ 100 18,250
90,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 71,775
25,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 18,625
11,280,586
Metals & Mining (0.1%):
85,000 Century Aluminum Co., 6.88%, 8/1/32, Callable
8/1/28 @ 103.44(b) 88,081
45,000 Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26
@ 102.44(b) 41,794
35,000 Cleveland-Cliffs, Inc., 7.00%, 3/15/32, Callable
3/15/27 @ 103.5^(b) 35,306
60,000 Cleveland-Cliffs, Inc., 7.38%, 5/1/33, Callable 5/1/28
@ 103.69(b) 61,050
45,000 Cleveland-Cliffs, Inc., 7.63%, 1/15/34, Callable
1/15/29 @ 103.81(b) 46,350
45,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
10/13/25 @ 102.06 43,088
60,000 Commercial Metals Co., 4.38%, 3/15/32, Callable
3/15/27 @ 102.19 56,850
135,000 Light & Wonder International, Inc., 6.25%, 10/1/33,
Callable 10/1/28 @ 103.13(b) 135,169
220,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(b) 199,925
45,000 Novelis Corp., 6.38%, 8/15/33, Callable 8/15/28 @
103.19(b) 45,450
753,063
Mortgage Real Estate Investment Trusts (REITs) (0.1%):
115,000 PennyMac Financial Services, Inc., 6.88%, 5/15/32,
Callable 5/15/28 @ 103.44(b) 118,881
75,000 Rithm Capital Corp., 8.00%, 4/1/29, Callable 4/1/26
@ 104(b) 76,781
35,000 Rithm Capital Corp., 8.00%, 7/15/30, Callable
7/15/27 @ 104(b) 35,831
300,000 Rocket Cos., Inc., 6.13%, 8/1/30, Callable 8/1/27
@ 103.06(b) 308,250
300,000 Rocket Cos., Inc., 6.38%, 8/1/33, Callable 8/1/28
@ 103(b) 310,500
45,000 Starwood Property Trust, Inc., 5.25%, 10/15/28,
Callable 7/15/28 @ 100(b) 45,008
120,000 Starwood Property Trust, Inc., 6.50%, 7/1/30,
Callable 1/1/30 @ 100(b) 123,750
165,000 Starwood Property Trust, Inc., 6.50%, 10/15/30,
Callable 4/15/30 @ 100(b) 170,775

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Mortgage Real Estate Investment Trusts (REITs), continued
$ 90,000 Starwood Property Trust, Inc., 5.75%, 1/15/31,
Callable 7/15/30 @ 100(b) $ 89,748
1,279,524
Multi-Utilities (0.1%):
1,100,000 NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @
100 1,047,120
1,000,000 NiSource, Inc., 5.25%, 2/15/43, Callable 8/15/42
@ 100 970,849
2,017,969
Office REITs (0.0%
†
):
67,000 COPT Defense Properties LP, 4.50%, 10/15/30,
Callable 9/15/30 @ 100 66,354
400,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100^ 373,000
72,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 70,681
510,035
Oil, Gas & Consumable Fuels (1.7%):
85,000 Alpha Generation LLC, 6.75%, 10/15/32, Callable
10/15/27 @ 103.38(b) 87,762
45,000 Antero Midstream Partners LP/Antero Midstream
Finance Corp., 5.75%, 10/15/33, Callable 10/15/28
@ 102.88(b) 44,775
255,000 California Resources Corp., 8.25%, 6/15/29, Callable
6/15/26 @ 104.13(b) 265,837
10,000 California Resources Corp., 7.00%, 1/15/34(b) 9,913
120,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 8.13%, 1/15/27, Callable 11/2/25
@ 102.03(b) 118,500
196,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 10/13/25
@ 104.88(b) 193,550
190,000 CITGO Petroleum Corp., 6.38%, 6/15/26, Callable
11/2/25 @ 100(b) 190,000
125,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
11/2/25 @ 104.19(b) 130,156
145,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 11/2/25 @ 102.38(b) 138,475
20,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
11/2/25 @ 103(b) 20,000
165,000 CNX Resources Corp., 7.25%, 3/1/32, Callable
3/1/27 @ 103.63(b) 170,362
114,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(b) 120,724
309,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(b) 329,504
92,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(b) 98,009
166,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(b) 177,230
99,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(b) 108,213
185,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
10/18/25 @ 102.25(b) 184,306
80,000 Comstock Resources, Inc., 5.88%, 1/15/30, Callable
11/2/25 @ 102.94(b) 76,800
250,000 CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%,
12/15/33, Callable 12/15/28 @ 103.75(b) 270,938
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 155,000 CVR Energy, Inc., 8.50%, 1/15/29, Callable 1/15/26
@ 104.25(b) $ 157,712
2,500,000 DCP Midstream Operating LP, 5.63%, 7/15/27,
Callable 4/15/27 @ 100 2,552,765
321,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 327,166
110,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 11/2/25 @ 101.78(b) 110,275
275,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 3/15/29, Callable 3/15/26 @
104.31(b) 286,344
60,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.38%, 6/30/33, Callable 6/30/28 @
103.69(b) 61,200
1,000,000 Emera US Finance LP, 3.55%, 6/15/26, Callable
3/15/26 @ 100 993,486
2,229,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 2,265,761
106,000 Energy Transfer LP, 5.25%, 4/15/29, Callable
1/15/29 @ 100 109,013
109,000 Energy Transfer LP, 3.75%, 5/15/30, Callable
2/15/30 @ 100 105,844
90,000 Energy Transfer LP, 7.38%, 2/1/31, Callable 2/1/26
@ 103.69(b) 93,936
128,000 Energy Transfer LP, Series 20Y, 5.80%, 6/15/38,
Callable 12/15/37 @ 100 130,243
692,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 590,671
255,000 Energy Transfer LP, Series G, 7.13% (H15T5Y),
Callable 5/15/30 @ 100 262,500
9,000 Energy Transfer, LP, 6.75% (H15T5Y), 2/15/56,
Callable 11/15/35 @ 100 8,978
9,000 Energy Transfer, LP, 6.50% (H15T5Y), 2/15/56,
Callable 11/15/30 @ 100 8,978
40,000 Excelerate Energy, LP, 8.00%, 5/15/30, Callable
5/15/27 @ 104(b) 42,400
35,000 Global Partners LP/GLP Finance Corp., 7.13%,
7/1/33, Callable 7/1/28 @ 103.56(b) 35,787
135,000 Gran Tierra Energy, Inc., 9.50%, 10/15/29, Callable
10/15/26 @ 104.75^(b) 113,906
150,000 Harvest Midstream I LP, 7.50%, 5/15/32, Callable
5/15/27 @ 103.75(b) 153,375
650,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 651,691
71,000 Hess Corp., 7.30%, 8/15/31 81,619
50,000 Hess Corp., 7.13%, 3/15/33 57,946
1,166,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 1,209,725
170,000 Hess Midstream Operations LP, 5.13%, 6/15/28,
Callable 11/2/25 @ 100.85(b) 169,788
85,000 Howard Midstream Energy Partners LLC, 7.38%,
7/15/32, Callable 7/15/27 @ 103.69(b) 87,975
45,000 Howard Midstream Energy Partners LLC, 6.63%,
1/15/34, Callable 1/15/29 @ 103.31(b) 45,788
210,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
12/15/25 @ 103.31(b) 215,513
85,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
11/2/25 @ 102.94(b) 85,425
135,000 Kosmos Energy, Ltd., 7.13%, 4/4/26, Callable
10/13/25 @ 100(b) 133,987

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 80,000 Kosmos Energy, Ltd., 7.75%, 5/1/27, Callable
10/13/25 @ 101.94(b) $ 77,900
278,000 Mesquite Energy, Inc., 7.25%, Callable 0 @ –(d) 28
140,000 Moss Creek Resources Holdings, Inc., 8.25%,
9/1/31, Callable 9/1/27 @ 104.13(b) 136,850
722,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 723,377
45,000 New Fortress Energy, Inc., 6.50%, 9/30/26, Callable
11/2/25 @ 100(b) 11,250
226,617 NFE Financing LLC, 12.00%, 11/15/29, Callable
11/15/26 @ 106(b) 63,453
779,000 Occidental Petroleum Corp., 7.50%, 5/1/31 872,480
78,000 Occidental Petroleum Corp., 6.45%, 9/15/36 82,680
410,000 Occidental Petroleum Corp., 6.60%, 3/15/46,
Callable 9/15/45 @ 100 428,245
197,000 ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27
@ 100 197,374
206,000 ONEOK, Inc., 4.40%, 10/15/29, Callable 9/15/29
@ 100 205,749
401,000 ONEOK, Inc., 4.75%, 10/15/31, Callable 8/15/31
@ 100 399,639
155,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 11/2/25 @ 100 153,450
115,000 PBF Holding Co. LLC/PBF Finance Corp., 7.88%,
9/15/30, Callable 9/15/26 @ 103.94(b) 113,563
225,000 Plains All American Pipeline LP, Series B, 8.58%
(TSFR3M), Callable 11/2/25 @ 100 227,240
85,000 Prairie Acquiror, LP, 9.00%, 8/1/29, Callable 2/1/26
@ 104.5(b) 87,975
335,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 336,233
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 11/2/25 @ 100 5,000
152,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 11/2/25 @ 100.98 152,000
270,000 Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29,
Callable 10/18/25 @ 101.5 262,575
45,000 Sunoco, LP, 5.63%, 3/15/31, Callable 9/15/27 @
102.81(b) 44,662
45,000 Sunoco, LP, 5.88%, 3/15/34, Callable 9/15/28 @
102.94(b) 44,550
135,000 Sunoco, LP, 7.88% (H15T5Y), Callable 9/18/30 @
100(b) 137,409
360,000 Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp, 6.00%, 12/31/30, Callable 12/31/25
@ 103(b) 354,600
415,000 Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp, 6.00%, 9/1/31, Callable 9/1/26 @
103(b) 404,625
45,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.75%, 3/15/34, Callable 3/15/29
@ 103.38(b) 44,550
50,000 Talos Production, Inc., 9.00%, 2/1/29, Callable
2/1/26 @ 104.5(b) 51,562
45,000 Talos Production, Inc., 9.38%, 2/1/31, Callable
2/1/27 @ 104.69(b) 46,912
257,000 Targa Resources Corp., 4.90%, 9/15/30, Callable
8/15/30 @ 100 260,993
619,000 Targa Resources Corp., 5.65%, 2/15/36, Callable
11/15/35 @ 100 630,903
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 43,000 Transcontinental Gas Pipe Line Co. LLC, 3.25%,
5/15/30, Callable 2/15/30 @ 100 $ 40,973
39,000 TransMontaigne Partners LLC, 8.50%, 6/15/30,
Callable 3/15/27 @ 104.25(b) 40,609
170,000 USA Compression Partners LP/USA Compression
Finance Corp., 6.88%, 9/1/27, Callable 10/15/25
@ 100 170,000
90,000 USA Compression Partners, LP, 6.25%, 10/1/33,
Callable 10/1/28 @ 103.13(b) 90,337
85,000 Venture Global Plaquemines LNG LLC, 7.50%,
5/1/33, Callable 12/1/32 @ 100(b) 93,819
175,000 Venture Global Plaquemines LNG LLC, 6.50%,
1/15/34, Callable 7/15/33 @ 100(b) 183,969
135,000 Venture Global Plaquemines LNG LLC, 6.75%,
1/15/36, Callable 7/15/35 @ 100(b) 143,606
70,000 WBI Operating LLC, 6.25%, 10/15/30, Callable
10/15/27 @ 103.13(b) 70,000
70,000 WBI Operating LLC, 6.50%, 10/15/33, Callable
10/15/28 @ 103.25(b) 70,000
127,000 Western Midstream Operating LP, 4.65%, 7/1/26,
Callable 4/1/26 @ 100 127,116
1,000,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 1,001,121
66,000 Western Midstream Operating LP, 4.75%, 8/15/28,
Callable 5/15/28 @ 100 66,440
755,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 752,746
171,000 Williams Cos., Inc. (The), 5.30%, 8/15/52, Callable
2/15/52 @ 100 159,661
23,453,075
Passenger Airlines (0.1%):
135,000 JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%,
9/20/31, Callable 8/27/27 @ 104.94^(b) 137,025
80,000 OneSky Flight LLC, 8.88%, 12/15/29, Callable
12/15/26 @ 104.44(b) 84,300
290,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 7.88%, 5/1/27, Callable 11/2/25 @
101.97^(b) 294,294
145,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 11/2/25 @
103.19(b) 141,750
657,369
Pharmaceuticals (0.1%):
55,000 Bausch Health Americas, Inc., 8.50%, 1/31/27,
Callable 11/2/25 @ 100(b) 54,450
1,000,000 Bayer US Finance II LLC, 4.25%, 12/15/25, Callable
11/2/25 @ 100(b) 999,115
76,000 Elanco Animal Health, Inc., 6.65%, 8/28/28, Callable
5/28/28 @ 100 78,833
185,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
5.13%, 4/30/31, Callable 4/30/26 @ 102.56(b) 161,644
100,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
7.88%, 5/15/34, Callable 5/15/29 @ 103.94(b) 92,750
45,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
6.75%, 5/15/34, Callable 5/15/29 @ 103.38(b) 42,975
1,429,767

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Professional Services (0.1%):
$ 60,000 ASGN, Inc., 4.63%, 5/15/28, Callable 10/13/25 @
100(b) $ 58,800
150,000 CACI International, Inc., 6.38%, 6/15/33, Callable
6/15/28 @ 103.19(b) 154,312
73,000 Paychex, Inc., 5.60%, 4/15/35, Callable 1/15/35
@ 100 76,398
135,000 Science Applications International Corp., 5.88%,
11/1/33, Callable 11/1/28 @ 102.94(b) 135,000
80,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56(b) 82,500
172,000 Verisk Analytics, Inc., 4.50%, 8/15/30, Callable
7/15/30 @ 100 172,414
386,000 Verisk Analytics, Inc., 5.13%, 2/15/36, Callable
11/15/35 @ 100 388,935
1,068,359
Real Estate Management & Development (0.3%):
371,000 American Homes 4 Rent LP, 3.63%, 4/15/32,
Callable 1/15/32 @ 100 347,857
45,400 Anywhere Real Estate Group LLC/Anywhere Co.-
Issuer Corp., 7.00%, 4/15/30, Callable 10/18/25 @
102.63^(b) 45,854
52,000 Anywhere Real Estate Group LLC/Realogy Co.-Issuer
Corp., 5.75%, 1/15/29, Callable 10/18/25 @
101.44(b) 49,790
40,000 Anywhere Real Estate Group LLC/Realogy Co.-
Issuer Corp., 9.75%, 4/15/30, Callable 4/15/27 @
104.88(b) 43,650
1,265,000 Brandywine Operating Partnership LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 1,239,014
719,000 Brandywine Operating Partnership LP, 8.30%,
3/15/28, Callable 2/15/28 @ 100 758,493
62,000 Brandywine Operating Partnership LP, 4.55%,
10/1/29, Callable 7/1/29 @ 100^ 59,210
210,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 189,576
68,000 COPT Defense Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 67,262
68,000 COPT Defense Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 62,995
93,000 COPT Defense Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 83,904
130,000 Forestar Group, Inc., 6.50%, 3/15/33, Callable
3/15/28 @ 103.25(b) 132,763
140,000 Howard Hughes Corp. (The), 4.38%, 2/1/31,
Callable 2/1/26 @ 102.19(b) 131,250
550,000 Invitation Homes Operating Partnership LP, 4.15%,
4/15/32, Callable 1/15/32 @ 100 530,832
115,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
11/2/25 @ 101.19 106,950
300,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(b) 283,603
85,000 RHP Hotel Properties LP/RHP Finance Corp., 6.50%,
6/15/33, Callable 6/15/28 @ 103.25(b) 87,231
4,220,234
Retail REITs (0.3%):
15,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 15,053
Principal Amount Value
Corporate Bonds, continued
Retail REITs, continued
$ 2,200,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 $ 2,175,397
581,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 523,148
731,000 VICI Properties LP, 4.75%, 2/15/28, Callable
1/15/28 @ 100 736,954
1,082,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 1,090,720
249,000 VICI Properties LP, 5.13%, 5/15/32, Callable
2/15/32 @ 100 250,388
4,791,660
Semiconductors & Semiconductor Equipment (0.3%):
50,000 Amkor Technology, Inc., 5.88%, 10/1/33, Callable
10/1/28 @ 102.94(b) 50,312
65,000 Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27
@ 100(b) 61,881
2,830,000 Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30
@ 100(b) 2,572,311
564,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100(b) 492,721
184,000 Broadcom, Inc., 3.42%, 4/15/33, Callable 1/15/33
@ 100(b) 169,611
200,000 Entegris, Inc., 4.38%, 4/15/28, Callable 10/13/25
@ 100(b) 195,250
50,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
11/2/25 @ 100(b) 48,500
135,000 Solstice Advanced Materials, Inc., 5.63%, 9/30/33,
Callable 9/30/28 @ 102.81(b) 135,000
3,725,586
Software (0.2%):
255,000 Cloud Software Group, Inc., 9.00%, 9/30/29,
Callable 11/2/25 @ 104.5(b) 264,562
245,000 Cloud Software Group, Inc., 8.25%, 6/30/32,
Callable 6/30/27 @ 104.13(b) 259,700
45,000 Cloud Software Group, Inc., 6.63%, 8/15/33,
Callable 8/15/28 @ 103.31(b) 46,181
255,000 Fair Isaac Corp., 6.00%, 5/15/33, Callable 5/15/28
@ 103(b) 258,187
70,000 Gen Digital, Inc., 6.25%, 4/1/33, Callable 4/1/28 @
103.13(b) 71,750
85,000 Helios Software Holdings, Inc. / ION Corporate
Solutions Finance Sarl, 8.75%, 5/1/29, Callable
5/1/26 @ 104.38(b) 87,975
345,000 Neptune Bidco US, Inc., 9.13% (Term
SOFR+500bps), 4/11/29, Callable 11/2/25 @
104.65(b) 337,238
252,000 Oracle Corp., 4.45%, 9/26/30, Callable 8/26/30
@ 100 251,581
421,000 Oracle Corp., 4.80%, 9/26/32, Callable 7/26/32
@ 100 420,817
383,000 Oracle Corp., 5.20%, 9/26/35, Callable 6/26/35
@ 100 384,562
236,000 Oracle Corp., 5.88%, 9/26/45, Callable 3/26/45
@ 100 236,346
296,000 Oracle Corp., 5.95%, 9/26/55, Callable 3/26/55
@ 100 294,027
305,000 Oracle Corp., 6.10%, 9/26/65, Callable 3/26/65
@ 100 303,633

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 81,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(b) $ 83,329
3,299,888
Specialized REITs (0.0%
†
):
90,000 Millrose Properties, Inc., 6.38%, 8/1/30, Callable
8/1/27 @ 103.19(b) 91,350
45,000 Millrose Properties, Inc., 6.25%, 9/15/32, Callable
9/15/28 @ 103.13(b) 45,056
97,000 SBA Tower Trust, 1.88%, 1/15/26, Callable 11/2/25
@ 100(b) 96,254
74,000 SBA Tower Trust, 2.33%, 1/15/28, Callable 7/15/26
@ 100(b) 70,182
99,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 102,745
126,000 VICI Properties, LP, 4.75%, 4/1/28, Callable 3/1/28
@ 100 127,081
532,668
Specialty Retail (0.2%):
70,000 American Axle & Manufacturing, Inc., 6.38%,
10/15/32, Callable 10/15/28 @ 103.19(b) 69,825
130,000 American Axle & Manufacturing, Inc., 7.75%,
10/15/33, Callable 10/15/28 @ 103.88(b) 130,975
32,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 32,167
1,229,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 1,212,922
150,000 Carvana Co., 5.88%, 10/1/28, Callable 10/13/25 @
101.47(b) 146,625
160,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/26 @
100(b) 147,200
125,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(b) 135,938
100,000 GrubHub Holdings, Inc., 5.50%, 7/1/27, Callable
10/6/25 @ 100^ 100,000
140,000 Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @
105.38(b) 138,600
165,000 Staples, Inc., 12.75%, 1/15/30, Callable 6/15/27
@ 106.38(b) 132,413
90,000 ZF North America Capital, Inc., 6.88%, 4/14/28,
Callable 3/14/28 @ 100(b) 91,237
2,337,902
Technology Hardware, Storage & Peripherals (0.2%):
337,000 Dell International LLC/EMC Corp., 4.15%, 2/15/29,
Callable 1/15/29 @ 100 336,035
87,000 Dell International LLC/EMC Corp., 6.20%, 7/15/30,
Callable 4/15/30 @ 100 93,271
665,000 Dell International LLC/EMC Corp., 4.50%, 2/15/31,
Callable 1/15/31 @ 100 662,682
443,000 Dell International LLC/EMC Corp., 4.75%, 10/6/32,
Callable 8/6/32 @ 100 440,987
790,000 Dell International LLC/EMC Corp., 5.10%, 2/15/36,
Callable 11/15/35 @ 100 783,930
2,316,905
Textiles, Apparel & Luxury Goods (0.0%
†
):
40,000 Wolverine World Wide, Inc., 4.00%, 8/15/29,
Callable 11/2/25 @ 101(b) 36,500
Principal Amount Value
Corporate Bonds, continued
Tobacco (0.0%
†
):
$ 294,000 Altria Group, Inc., 4.25%, 8/9/42 $ 246,398
191,000 Altria Group, Inc., 4.50%, 5/2/43 163,766
72,000 Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48
@ 100 73,622
483,786
Trading Companies & Distributors (0.1%):
95,000 FTAI Aviation Investors LLC, 7.88%, 12/1/30,
Callable 12/1/26 @ 103.94(b) 100,819
60,000 FTAI Aviation Investors LLC, 7.00%, 6/15/32,
Callable 6/15/27 @ 103.5(b) 62,700
170,000 Herc Holdings, Inc., 7.00%, 6/15/30, Callable
6/15/27 @ 103.5(b) 175,950
120,000 Herc Holdings, Inc., 7.25%, 6/15/33, Callable
6/15/28 @ 103.63(b) 124,950
125,000 QXO Building Products, Inc., 6.75%, 4/30/32,
Callable 4/30/28 @ 103.38(b) 129,375
195,000 United Rentals North America, Inc., 6.13%,
3/15/34, Callable 3/15/29 @ 103.06(b) 202,312
796,106
Transportation Infrastructure (0.0%
†
):
70,000 Rockies Express Pipeline LLC, 6.75%, 3/15/33,
Callable 3/15/28 @ 103.38(b) 72,888
Water Utilities (0.0%
†
):
185,000 Standard Building Solutions, Inc., 6.25%, 8/1/33,
Callable 8/1/28 @ 103.13(b) 187,081
Total Corporate Bonds (Cost $195,122,423) 191,095,134
Yankee Debt Obligations (3.4%):
Aerospace & Defense (0.0%
†
):
75,000 Bombardier, Inc., 6.75%, 6/15/33, Callable 6/15/28
@ 103.38(b) 78,281
Air Freight & Logistics (0.0%
†
):
85,000 Azorra Finance, Ltd., 7.25%, 1/15/31, Callable
7/15/27 @ 103.63(b) 88,506
Automobile Components (0.0%
†
):
90,000 Forvia SE, 6.75%, 9/15/33, Callable 9/15/28 @
103.38(b) 90,900
Automobiles (0.0%
†
):
150,000 Aston Martin Capital Holdings, Ltd., 10.00%,
3/31/29, Callable 3/15/26 @ 105(b) 146,813
Banks (0.5%):
2,377,000 Barclays PLC, 5.09% (US0003M), 6/20/30, Callable
6/20/29 @ 100 2,402,895
778,000 BNP Paribas SA, 5.79% (SOFR), 1/13/33, Callable
1/13/32 @ 100(b) 815,927
200,000 BNP Paribas SA, 7.45% (H15T5Y), 12/31/99,
Callable 6/27/35 @ 100(b) 208,750
200,000 Commonwealth Bank of Australia, 3.61% (H15T5Y),
9/12/34, Callable 9/12/29 @ 100(b) 191,756
3,069,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(b) 3,076,473
531,000 Societe Generale SA, 5.50% (H15T1Y), 4/13/29,
Callable 4/13/28 @ 100(b) 540,293
186,000 Westpac Banking Corp., 4.11% (H15T5Y), 7/24/34,
Callable 7/24/29 @ 100 182,163
7,418,257

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Biotechnology (0.0%
†
):
$ 60,000 Grifols SA, 4.75%, 10/15/28, Callable 11/2/25 @
101.19(b) $ 57,600
Capital Markets (0.2%):
190,000 C&W Senior Finance, Ltd., 9.00%, 1/15/33, Callable
1/15/28 @ 104.5(b) 198,550
245,000 Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27,
Callable 3/1/26 @ 104.38(b) 251,738
135,000 Herens Holdco Sarl, 4.75%, 5/15/28, Callable
11/2/25 @ 101.88(b) 117,237
200,000 NTT Finance Corp., 4.57%, 7/16/27(b) 201,407
200,000 NTT Finance Corp., 4.62%, 7/16/28(b) 201,931
259,000 NTT Finance Corp., 4.88%, 7/16/30, Callable
6/16/30 @ 100(b) 263,061
774,000 UBS Group AG, 1.49% (H15T1Y), 8/10/27, Callable
8/10/26 @ 100(b) 754,464
314,000 UBS Group AG, 4.19% (SOFR), 4/1/31, Callable
4/1/30 @ 100(b) 309,809
2,298,197
Chemicals (0.0%
†
):
150,000 Axalta Coating Systems Dutch Holding B B.V.,
7.25%, 2/15/31, Callable 11/15/26 @ 103.63(b) 156,938
175,000 Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29
@ 100 174,781
115,000 Methanex Corp., 5.65%, 12/1/44, Callable 6/1/44
@ 100 96,600
428,319
Commercial Services & Supplies (0.0%
†
):
202,000 Ambipar Lux Sarl, 9.88%, 2/6/31, Callable 2/6/27
@ 104.94(b) 35,350
85,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(b) 88,506
123,856
Consumer Staples Distribution & Retail (0.1%):
1,375,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 3.00%, 5/15/32, Callable 2/15/32
@ 100 1,226,275
Diversified Telecommunication Services (0.1%):
215,000 Altice France Holding SA, 6.00%, 2/15/28(b) 75,250
520,000 Altice France SA, 5.13%, 7/15/29(b) 449,800
375,000 Altice France SA, 5.50%, 10/15/29(b) 324,375
90,000 Axian Telecom Holding & Management plc, 7.25%,
7/11/30, Callable 7/11/27 @ 103.63(b) 92,138
85,000 IHS Holding, Ltd., 5.63%, 11/29/26, Callable
11/2/25 @ 101.41(b) 84,123
200,000 IHS Holding, Ltd., 7.88%, 5/29/30, Callable
11/29/26 @ 103.94(b) 204,250
241,000 Liquid Telecommunications Financing plc, 5.50%,
9/4/26, Callable 11/2/25 @ 100(b) 209,971
43,000 TELUS Corp., 7.00% (H15T5Y), 10/15/55, Callable
7/15/35 @ 100 45,365
87,000 TELUS Corp., 6.63% (H15T5Y), 10/15/55, Callable
7/15/30 @ 100 88,849
500,000 Vmed O2 UK Financing I plc, 4.25%, 1/31/31,
Callable 1/31/26 @ 102.13(b) 460,529
2,034,650
Principal Amount Value
Yankee Debt Obligations, continued
Electric Utilities (0.0%
†
):
$ 150,000 EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime
Energia SpA, 5.38%, 12/30/30, Callable 12/30/25
@ 102.69(b) $ 139,312
85,000 EnfraGen Energia Sur SAU/EnfraGen Chile SpA/
EnfraGen Spain SAU, 8.50%, 6/30/32, Callable
6/30/28 @ 104.25(b) 88,825
228,137
Electrical Equipment (0.0%
†
):
425,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
11/2/25 @ 101(b) 407,469
Energy Equipment & Services (0.0%
†
):
50,000 Nabors Industries, Ltd., 7.50%, 1/15/28, Callable
11/2/25 @ 101.88(b) 49,875
85,000 TGS ASA, 8.50%, 1/15/30, Callable 1/15/27 @
104.25(b) 87,231
25,000 Transocean International, Ltd., 7.88%, 10/15/32,
Callable 10/15/28 @ 103.94(b) 25,000
205,000 Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27
@ 103.75(b) 217,813
90,000 Viridien, 10.00%, 10/15/30, Callable 4/15/27 @
105(b) 92,700
472,619
Entertainment (0.0%
†
):
420,000 Flutter Treasury DAC, 5.88%, 6/4/31, Callable
4/15/27 @ 102.94(b) 427,334
Financial Services (0.6%):
315,000 1261229 BC, Ltd., 10.00%, 4/15/32, Callable
4/15/28 @ 105(b) 322,087
163,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 162,934
503,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 494,613
3,068,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.45%, 4/15/27, Callable 3/15/27 @ 100 3,160,040
527,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100 507,781
165,000 Albion Financing 1 SARL/Aggreko Holdings, Inc.,
7.00%, 5/21/30, Callable 5/21/27 @ 103.5(b) 170,981
48,000 Altice Financing SA, 9.63%, 7/15/27, Callable
11/2/25 @ 104.81(b) 43,200
359,000 Altice Financing SA, 5.75%, 8/15/29, Callable
11/2/25 @ 101.44(b) 270,148
845,000 Avolon Holdings Funding, Ltd., 6.38%, 5/4/28,
Callable 4/4/28 @ 100(b) 882,782
55,000 Avolon Holdings Funding, Ltd., 5.15%, 1/15/30,
Callable 12/15/29 @ 100(b) 55,825
301,000 Avolon Holdings Funding, Ltd., 5.38%, 5/30/30,
Callable 4/30/30 @ 100(b) 308,318
85,000 Belron UK Finance plc, 5.75%, 10/15/29, Callable
10/15/26 @ 102.88(b) 86,063
150,000 GGAM Finance, Ltd., 7.75%, 5/15/26, Callable
11/15/25 @ 100(b) 149,921
125,000 GGAM Finance, Ltd., 6.88%, 4/15/29, Callable
4/15/26 @ 103.44(b) 129,375
170,000 GGAM Finance, Ltd., 5.88%, 3/15/30, Callable
9/15/26 @ 102.94(b) 172,338

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Financial Services, continued
$ 100,000 HTA Group, Ltd., 7.50%, 6/4/29, Callable 6/4/26
@ 103.75(b) $ 104,125
40,000 Macquarie Airfinance Holdings, Ltd., 6.40%,
3/26/29, Callable 2/26/29 @ 100(b) 41,979
120,000 Macquarie Airfinance Holdings, Ltd., 8.13%,
3/30/29, Callable 10/8/25 @ 104.06(b) 124,889
285,000 Sable International Finance, Ltd., 7.13%, 10/15/32,
Callable 10/15/27 @ 103.56(b) 289,247
85,000 TrueNoord Capital DAC, 8.75%, 3/1/30, Callable
3/1/27 @ 104.38(b) 90,312
240,000 VTR Finance NV, 6.38%, 7/15/28, Callable 11/2/25
@ 100(b) 234,600
7,801,558
Hotels, Restaurants & Leisure (0.2%):
155,000 1011778 BC ULC/New Red Finance, Inc., 6.13%,
6/15/29, Callable 6/15/26 @ 103.06(b) 158,487
335,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 10/15/25 @ 102(b) 315,738
90,000 Carnival Corp., 5.13%, 5/1/29, Callable 2/1/29 @
100(b) 90,000
85,000 Carnival Corp., 5.75%, 3/15/30, Callable 12/15/29
@ 100(b) 86,700
170,000 Carnival Corp., 5.88%, 6/15/31, Callable 3/15/31
@ 100(b) 173,825
175,000 Carnival Corp., 5.75%, 8/1/32, Callable 5/1/32 @
100(b) 177,844
90,000 NCL Corp., Ltd., 5.88%, 1/15/31, Callable 9/15/27
@ 102.94(b) 90,000
90,000 NCL Corp., Ltd., 6.25%, 9/15/33, Callable 9/15/28
@ 103.13(b) 90,450
115,000 Royal Caribbean Cruises, Ltd., 5.63%, 9/30/31,
Callable 9/30/27 @ 102.81(b) 117,300
390,000 Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33,
Callable 8/1/27 @ 103(b) 399,750
150,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(b) 160,875
270,000 Viking Cruises, Ltd., 5.88%, 10/15/33, Callable
10/15/28 @ 102.94(b) 269,759
2,130,728
Independent Power and Renewable Electricity Producers
(0.0%
†
):
185,000 California Buyer, Ltd./Atlantica Sustainable
Infrastructure plc, 6.38%, 2/15/32, Callable
11/15/27 @ 103.19(b) 189,625
85,000 South Bow Canadian Infrastructure Holdings, Ltd.,
7.50% (H15T5Y), 3/1/55, Callable 12/1/34 @ 100 90,312
279,937
Insurance (0.0%
†
):
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y), 4/2/49, Callable 4/2/29 @ 100(b) 201,460
IT Services (0.0%
†
):
170,000 Maya SAS, 7.00%, 4/15/32, Callable 12/1/27 @
103.5(b) 173,825
75,000 Seagate Data Storage Technology Pte, Ltd., 8.25%,
12/15/29, Callable 7/15/26 @ 104.13(b) 79,406
Principal Amount Value
Yankee Debt Obligations, continued
IT Services, continued
$ 75,000 Seagate Data Storage Technology Pte, Ltd., 5.88%,
7/15/30, Callable 6/1/27 @ 102.94(b) $ 76,500
329,731
Media (0.0%
†
):
45,000 Ziggo BV, 4.88%, 1/15/30, Callable 11/2/25 @
101.22(b) 42,355
Metals & Mining (0.2%):
45,000 Alcoa Nederland Holding BV, 4.13%, 3/31/29,
Callable 10/17/25 @ 101.03(b) 43,431
45,000 Alcoa Nederland Holding BV, 7.13%, 3/15/31,
Callable 3/15/27 @ 103.56(b) 47,105
255,000 Alumina Pty, Ltd., 6.38%, 9/15/32, Callable 3/15/28
@ 103.19(b) 262,056
105,000 Capstone Copper Corp., 6.75%, 3/31/33, Callable
3/31/28 @ 103.38(b) 107,887
35,000 Champion Iron Canada, Inc., 7.88%, 7/15/32,
Callable 7/15/28 @ 103.94(b) 36,619
175,000 ERO Copper Corp., 6.50%, 2/15/30, Callable
11/2/25 @ 103.25(b) 174,781
285,000 First Quantum Minerals, Ltd., 8.00%, 3/1/33,
Callable 3/1/28 @ 104(b) 300,675
200,000 First Quantum Minerals, Ltd., 7.25%, 2/15/34,
Callable 2/15/29 @ 103.63(b) 206,250
125,000 Ivanhoe Mines, Ltd., 7.88%, 1/23/30, Callable
1/23/27 @ 103.94(b) 129,063
125,000 Mineral Resources, Ltd., 8.13%, 5/1/27(b) 125,000
85,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
11/2/25 @ 102(b) 86,487
110,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
11/2/25 @ 104.63(b) 114,950
130,000 Mineral Resources, Ltd., 8.50%, 5/1/30, Callable
11/2/25 @ 104.25(b) 134,712
50,000 Mineral Resources, Ltd., 7.00%, 4/1/31, Callable
4/1/28 @ 103.5(b) 50,625
173,171 Samarco Mineracao SA, 9.50%, 6/30/31, Callable
10/18/25 @ 100(b) 174,037
120,000 Volcan Cia Minera SAA, Class B, 8.75%, 1/24/30,
Callable 9/10/26 @ 103(b) 124,800
2,118,478
Oil, Gas & Consumable Fuels (0.8%):
90,000 Baytex Energy Corp., 7.38%, 3/15/32, Callable
3/15/27 @ 103.69(b) 87,412
310,000 Canacol Energy, Ltd., 5.75%, 11/24/28, Callable
11/2/25 @ 102.88(b) 106,175
20,000 Consolidated Energy Finance SA, 6.50%, 5/15/26,
Callable 10/13/25 @ 100(b) 19,500
110,000 Consolidated Energy Finance SA, 5.63%, 10/15/28,
Callable 11/2/25 @ 101.41(b) 91,438
150,000 Consolidated Energy Finance SA, 12.00%, 2/15/31,
Callable 2/15/27 @ 106^(b) 137,625
440,000 EG Global Finance plc, 12.00%, 11/30/28, Callable
5/30/26 @ 106(b) 483,468
130,000 Energean PLC, 6.50%, 4/30/27, Callable 11/2/25
@ 100(b) 129,187
400,000 Golar LNG, Ltd., 7.75%, 9/19/29, Callable 9/19/27
@ 103.1 402,480
170,000 Golar LNG, Ltd., 7.50%, 10/2/30, Callable 10/2/27
@ 103.75(b) 168,300

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$ 185,000 Parkland Corp., 6.63%, 8/15/32, Callable 8/15/27
@ 103.31(b) $ 189,163
4,920,000 Petroleos Mexicanos, 5.95%, 1/28/31, Callable
10/28/30 @ 100 4,741,650
776,000 Petroleos Mexicanos, 6.70%, 2/16/32, Callable
11/16/31 @ 100 766,300
2,228,000 Petroleos Mexicanos, 6.75%, 9/21/47 1,835,315
600,000 Petroleos Mexicanos, 6.35%, 2/12/48 477,900
336,000 Petroleos Mexicanos, 6.95%, 1/28/60, Callable
7/28/59 @ 100 275,100
81,538 Transocean Aquila, Ltd., 8.00%, 9/30/28, Callable
10/13/25 @ 104(b) 83,577
172,500 Transocean International, Ltd., 8.75%, 2/15/30,
Callable 2/15/26 @ 104.38(b) 181,125
245,000 Tullow Oil PLC, 10.25%, 5/15/26, Callable 11/2/25
@ 100(b) 207,637
29,433 Yinson Boronia Production BV, 8.95%, 7/31/42,
Callable 7/31/40 @ 100(b) 32,744
10,416,096
Paper & Forest Products (0.0%
†
):
90,000 Ahlstrom Holding 3 Oy, 4.88%, 2/4/28, Callable
11/2/25 @ 101.22(b) 86,666
Pharmaceuticals (0.1%):
35,000 Bausch Health Cos, Inc., 5.25%, 1/30/30, Callable
10/18/25 @ 102.63(b) 24,675
85,000 Bausch Health Cos., Inc., 4.88%, 6/1/28, Callable
11/2/25 @ 101.22(b) 76,075
217,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(b) 226,494
34,000 Teva Pharmaceutical Finance III BV, 3.15%, 10/1/26 33,320
285,000 Teva Pharmaceutical Finance III BV, 6.00%,
12/1/32, Callable 9/1/32 @ 100 295,687
245,000 Teva Pharmaceutical Finance IV BV, 5.75%,
12/1/30, Callable 9/1/30 @ 100 251,738
907,989
Software (0.0%
†
):
150,000 ION Trading Technologies Sarl, 5.75%, 5/15/28,
Callable 11/2/25 @ 101.44(b) 147,472
60,000 Open Text Corp., 3.88%, 2/15/28, Callable 11/2/25
@ 100(b) 58,350
175,000 Open Text Corp., 3.88%, 12/1/29, Callable 11/2/25
@ 101.94(b) 165,156
370,978
Sovereign Bond (0.4%):
770,000 Colombia Government International Bond, 7.38%,
4/25/30, Callable 3/25/30 @ 100 822,965
790,000 Colombia Government International Bond, 8.50%,
4/25/35, Callable 1/25/35 @ 100 874,787
3,150,000 Dominican Republic International Bond, 6.00%,
7/19/28(b) 3,260,250
200,000 Saudi Government International Bond, 3.25%,
10/22/30(b) 190,341
200,000 Saudi Government International Bond, 4.50%,
4/22/60(b) 163,511
5,311,854
Technology Hardware, Storage & Peripherals (0.1%):
212,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 4.85%,
8/19/32, Callable 6/19/32 @ 100 212,133
Principal Amount Value
Yankee Debt Obligations, continued
Technology Hardware, Storage & Peripherals, continued
$ 609,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 5.25%,
8/19/35, Callable 5/19/35 @ 100 $ 616,524
828,657
Textiles, Apparel & Luxury Goods (0.0%
†
):
58,000 Gildan Activewear, Inc., 4.70%, 10/7/30, Callable
9/7/30 @ 100(b) 57,912
Trading Companies & Distributors (0.0%
†
):
130,000 Aircastle, Ltd., 5.25% (H15T5Y), Callable 6/15/26
@ 100(b) 129,350
Transportation Infrastructure (0.0%
†
):
60,000 Phoenix Aviation Capital, Ltd., 9.25%, 7/15/30,
Callable 7/15/27 @ 104.63(b) 63,675
Wireless Telecommunication Services (0.1%):
450,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 10/13/25 @ 102.08(b) 453,375
220,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(b) 207,900
661,275
Total Yankee Debt Obligations (Cost $47,738,097) 47,265,912
U.S. Government Agency Mortgages (9.6%):
Federal National Mortgage Association (4.0%):
16,547 2.50%, 5/1/31, Pool #BC0919 15,969
23,131 2.50%, 8/1/31, Pool #BC2778 22,513
16,742 2.50%, 10/1/31, Pool #AS8010 16,163
125,388 2.50%, 1/1/32, Pool #BE3032 121,979
20,368 2.50%, 9/1/32, Pool #MA3124 19,729
– 3.00%, 3/1/33, Pool #BM4614 —
– 2.00%, 10/1/35, Pool #BK5705 —
12,560 1.50%, 11/1/35, Pool #MA4178 11,382
12,259 1.50%, 11/1/35, Pool #FM4368 11,107
21,369 1.50%, 12/1/35, Pool #MA4205 19,365
12,728 1.50%, 12/1/35, Pool #FM4701 11,533
400,028 1.50%, 1/1/36, Pool #MA4228 362,524
137,739 1.50%, 2/1/36, Pool #FM6507 123,493
– 1.50%, 2/1/36, Pool #FM5367 —
– 1.50%, 2/1/36, Pool #MA4260 —
– 1.50%, 3/1/36, Pool #MA4278 —
– 1.50%, 3/1/36, Pool #BR4700 —
14,313 1.50%, 3/1/36, Pool #FM6804 12,833
– 1.50%, 4/1/36, Pool #MA4302 —
– 1.50%, 4/1/36, Pool #FM6100 —
– 1.50%, 5/1/36, Pool #MA4328 —
25,418 1.50%, 5/1/36, Pool #BR1069 22,791
201,345 6.00%, 5/1/36, Pool #745512 211,321
– 2.00%, 6/1/36, Pool #BP3507 —
26,565 1.50%, 6/1/36, Pool #BR2059 23,819
– 1.50%, 6/1/36, Pool #MA4359 —
– 1.50%, 7/1/36, Pool #MA4382 —
– 1.50%, 8/1/36, Pool #MA4402 —
– 1.50%, 9/1/36, Pool #MA4417 —
38,668 2.50%, 9/1/36, Pool #MA4419 36,517
1,469,576 2.50%, 11/1/36, Pool #CB2246 1,386,101
360,590 4.50%, 5/1/39, Pool #FM1194 368,585
31,985 2.50%, 3/1/40, Pool #FM2646 29,228
23,489 2.50%, 5/1/40, Pool #MA4016 21,463
– 2.00%, 10/1/40, Pool #FM4644 —
127,244 2.50%, 11/1/40, Pool #FM9485 111,592

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 722,729 2.00%, 11/1/40, Pool #MA4176 $ 636,819
41,254 1.50%, 11/1/40, Pool #MA4175 34,873
8,480 3.50%, 12/1/40, Pool #AH1556 8,087
14,679 2.00%, 12/1/40, Pool #MA4204 12,935
41,541 1.50%, 12/1/40, Pool #MA4202 35,115
49,300 2.00%, 12/1/40, Pool #FM5042 43,481
43,465 1.50%, 1/1/41, Pool #MA4231 36,742
44,482 1.50%, 2/1/41, Pool #MA4266 37,211
102,540 2.50%, 2/1/41, Pool #MA4269 92,684
15,671 2.00%, 2/1/41, Pool #MA4268 13,580
16,056 2.00%, 3/1/41, Pool #MA4287 13,854
45,429 1.50%, 3/1/41, Pool #MA4286 38,002
162,937 2.00%, 4/1/41, Pool #CB0116 143,407
96,657 2.50%, 4/1/41, Pool #MA4312 87,363
39,980 2.50%, 5/1/41, Pool #CB0469 35,420
117,660 2.00%, 6/1/41, Pool #FM7891 103,554
17,201 2.00%, 6/1/41, Pool #MA4364 14,842
– 2.00%, 7/1/41, Pool #CB1071 —
141,964 2.50%, 7/1/41, Pool #CB1076 125,778
65,856 2.50%, 7/1/41, Pool #CB2014 59,523
158,325 2.00%, 7/1/41, Pool #CB1069 138,834
– 2.00%, 7/1/41, Pool #FM8066 —
– 2.00%, 8/1/41, Pool #FM8393 —
151,244 2.00%, 8/1/41, Pool #FM8334 130,504
233,612 2.50%, 8/1/41, Pool #CB1342 206,973
– 2.00%, 8/1/41, Pool #FM8410 —
110,710 2.00%, 9/1/41, Pool #FM8862 95,516
117,991 2.50%, 9/1/41, Pool #FM8850 106,638
17,465 2.00%, 10/1/41, Pool #MA4446 15,071
234,065 2.00%, 10/1/41, Pool #FM9396 201,936
65,567 2.00%, 10/1/41, Pool #BQ6615 56,575
134,628 2.50%, 10/1/41, Pool #CB1842 119,272
205,544 2.00%, 11/1/41, Pool #CB2110 179,567
65,167 2.00%, 11/1/41, Pool #BU6530 56,232
258,460 2.00%, 11/1/41, Pool #FS0106 225,727
300,094 2.00%, 11/1/41, Pool #BQ6743 258,923
91,224 2.50%, 11/1/41, Pool #MA4475 82,457
141,726 2.50%, 11/1/41, Pool #FM9558 128,097
172,596 2.00%, 12/1/41, Pool #BU7091 148,926
3,796,479 2.00%, 5/1/42, Pool #FS4603 3,297,857
314,278 4.50%, 9/1/42, Pool #MA4766 315,428
23,514 4.00%, 10/1/43, Pool #BM1167 23,022
199,826 4.50%, 3/1/44, Pool #AV0957 199,498
123,570 4.50%, 7/1/44, Pool #AS3062 123,460
100,198 4.50%, 12/1/44, Pool #AS4176 99,917
59,458 4.00%, 5/1/45, Pool #AZ1207 57,460
101,262 4.00%, 6/1/45, Pool #AY8096 97,861
34,127 4.00%, 6/1/45, Pool #AY8126 32,938
17,340 4.00%, 12/1/45, Pool #AS6352 16,794
6,558 4.50%, 1/1/46, Pool #AY3890 6,493
40,992 4.00%, 2/1/46, Pool #BC1578 39,360
45,400 4.50%, 3/1/46, Pool #BM4548 45,540
2,143 4.50%, 3/1/46, Pool #BC0287 2,135
168,853 4.00%, 4/1/46, Pool #AL8468 163,908
16,917 4.00%, 4/1/46, Pool #AS7024 16,429
64,725 3.00%, 5/1/46, Pool #BC0887 59,447
14,361 4.50%, 6/1/46, Pool #BD1238 14,339
130,807 4.00%, 6/1/46, Pool #AL9282 125,604
63,838 4.00%, 7/1/46, Pool #BC1443 61,826
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 24,229 4.00%, 9/1/46, Pool #BD1489 $ 23,266
76,193 4.00%, 9/1/46, Pool #BC2843 73,791
11,809 4.00%, 10/1/46, Pool #BD7599 11,340
158,190 3.00%, 10/1/46, Pool #AL9371 145,250
71,160 4.00%, 10/1/46, Pool #BC4754 68,917
36,722 4.50%, 10/1/46, Pool #BE1671 36,256
195,356 3.00%, 11/1/46, Pool #AL9547 179,425
200,473 3.00%, 11/1/46, Pool #BC9026 184,120
46,161 4.50%, 11/1/46, Pool #BE2386 45,989
190,801 3.50%, 12/1/46, Pool #BC9077 177,198
61,164 4.50%, 12/1/46, Pool #BE4488 60,936
565,679 3.50%, 12/1/46, Pool #BM5096 538,926
4,327 4.50%, 12/1/46, Pool #BC9079 4,311
26,057 4.50%, 1/1/47, Pool #BE6506 25,992
16,947 4.50%, 1/1/47, Pool #BE7087 16,844
29,000 4.50%, 2/1/47, Pool #BE8498 28,886
263,279 4.00%, 2/1/47, Pool #AL9779 255,407
– 2.50%, 3/1/47, Pool #FS0976 —
71,815 3.00%, 3/1/47, Pool #BM3114 65,940
33,333 4.00%, 5/1/47, Pool #BM1277 32,100
4,775 4.00%, 6/1/47, Pool #BH4269 4,599
11,939 4.50%, 6/1/47, Pool #BH0561 11,730
5,332 4.50%, 6/1/47, Pool #BE9387 5,299
38,321 4.50%, 6/1/47, Pool #BE3663 38,086
19,490 4.00%, 7/1/47, Pool #AS9968 18,769
29,681 4.50%, 7/1/47, Pool #BE3749 29,499
10,422 4.50%, 4/1/48, Pool #BJ5454 10,416
37,257 4.00%, 4/1/48, Pool #BM3700 35,879
5,734 4.50%, 5/1/48, Pool #BJ5507 5,730
183,468 4.50%, 10/1/48, Pool #CA2432 181,701
214,407 4.50%, 12/1/48, Pool #CA2797 212,812
41,552 3.00%, 8/1/49, Pool #MA3744 37,161
122,932 4.50%, 9/1/49, Pool #FM1534 121,600
180,969 4.00%, 11/1/49, Pool #CA4628 173,295
134,961 3.00%, 1/1/50, Pool #MA3905 119,888
98,640 3.00%, 1/1/50, Pool #CA5019 87,968
504,623 3.50%, 1/1/50, Pool #FS3728 479,830
379,555 4.00%, 3/1/50, Pool #FM3663 362,219
102,266 3.00%, 4/1/50, Pool #MA3991 90,960
68,484 2.00%, 7/1/50, Pool #FM3897 56,226
102,208 2.00%, 7/1/50, Pool #CA6275 84,110
445,417 3.00%, 8/1/50, Pool #FM6118 397,499
226,293 3.50%, 8/1/50, Pool #FM7147 210,423
103,010 3.00%, 9/1/50, Pool #CA6998 91,925
39,590 3.00%, 9/1/50, Pool #FM4317 35,131
122,337 2.50%, 10/1/50, Pool #CA7229 105,654
103,121 2.00%, 10/1/50, Pool #CA7323 85,325
37,970 3.00%, 11/1/50, Pool #MA4184 33,774
72,047 2.00%, 11/1/50, Pool #CA7616 59,135
115,065 3.00%, 12/1/50, Pool #FM7827 102,406
349,184 3.00%, 12/1/50, Pool #MA4211 310,603
165,163 2.50%, 1/1/51, Pool #FM5651 141,180
189,927 3.00%, 1/1/51, Pool #MA4239 168,941
– 2.00%, 3/1/51, Pool #MA4281 —
820,963 2.50%, 4/1/51, Pool #FM6540 703,937
– 2.00%, 4/1/51, Pool #MA4305 —
453,046 3.00%, 5/1/51, Pool #CB0531 402,217
375,076 2.50%, 5/1/51, Pool #MA4326 317,872
– 2.50%, 5/1/51, Pool #CB0388 —

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 611,658 3.00%, 6/1/51, Pool #FS4922 $ 547,429
1,043,613 3.00%, 6/1/51, Pool #CB0850 928,656
– 2.00%, 7/1/51, Pool #BQ1010 —
18,097 2.00%, 7/1/51, Pool #BT1461 14,834
– 3.00%, 7/1/51, Pool #FM8077 —
82,239 2.50%, 8/1/51, Pool #MA4399 69,699
394,417 2.00%, 10/1/51, Pool #CB1799 323,593
782,927 2.50%, 10/1/51, Pool #MA4438 660,219
533,455 2.00%, 10/1/51, Pool #CB1801 437,253
71,241 2.50%, 10/1/51, Pool #FM9068 60,945
663,834 2.00%, 11/1/51, Pool #FM9568 545,124
1,050,928 2.50%, 11/1/51, Pool #FM9501 900,592
416,601 2.00%, 11/1/51, Pool #FM9539 341,454
– 2.00%, 11/1/51, Pool #FM9646 —
639,692 2.50%, 11/1/51, Pool #MA4466 540,396
405,445 2.50%, 11/1/51, Pool #FM9517 346,851
307,856 2.50%, 11/1/51, Pool #FM9505 263,358
294,222 2.50%, 12/1/51, Pool #CB2320 252,155
81,108 3.00%, 12/1/51, Pool #FM9777 71,483
280,093 2.50%, 12/1/51, Pool #CB2376 239,967
307,168 2.00%, 12/1/51, Pool #CB2350 252,029
874,440 2.00%, 12/1/51, Pool #CB2349 716,708
229,024 2.00%, 12/1/51, Pool #CB2348 187,718
323,722 2.50%, 12/1/51, Pool #CB2321 276,930
– 3.00%, 12/1/51, Pool #BT9503 —
712,511 2.50%, 12/1/51, Pool #CB2289 609,541
261,400 3.50%, 1/1/52, Pool #MA4514 241,586
72,423 3.50%, 1/1/52, Pool #CB2679 67,106
1,306,444 2.00%, 1/1/52, Pool #FS0286 1,070,822
569,749 2.00%, 1/1/52, Pool #FS0288 466,220
211,292 3.00%, 1/1/52, Pool #CB2662 187,170
123,952 2.50%, 1/1/52, Pool #MA4512 105,050
1,361,277 2.00%, 2/1/52, Pool #CB2842 1,106,280
742,969 3.00%, 2/1/52, Pool #FS0631 661,031
– 2.00%, 2/1/52, Pool #CB2765 —
226,258 3.50%, 2/1/52, Pool #CB2906 208,473
323,384 2.50%, 3/1/52, Pool #BV4139 276,793
505,893 3.00%, 3/1/52, Pool #BV0350 447,890
605,035 3.00%, 3/1/52, Pool #FA1625 535,963
– 2.00%, 3/1/52, Pool #CB3155 —
328,962 3.50%, 3/1/52, Pool #CB3174 303,159
564,077 4.00%, 4/1/52, Pool #FS1647 534,831
24,919 2.50%, 4/1/52, Pool #CB3356 21,085
1,231,307 4.50%, 8/1/52, Pool #CB4387 1,203,843
30,504 4.50%, 9/1/52, Pool #BW7712 29,753
622,722 4.50%, 10/1/52, Pool #CB4891 604,751
201,904 4.50%, 10/1/52, Pool #BX0507 195,931
324,387 5.50%, 10/1/52, Pool #CB4843 328,035
39,907 5.00%, 10/1/52, Pool #CB4893 40,192
388,095 5.00%, 11/1/52, Pool #CB5128 390,420
227,846 5.00%, 11/1/52, Pool #FS3248 229,470
122,833 5.00%, 11/1/52, Pool #FS3295 123,292
284,872 5.00%, 12/1/52, Pool #MA4841 284,041
125,532 5.00%, 12/1/52, Pool #CB5273 126,428
640,218 5.50%, 6/1/53, Pool #CB6527 653,321
318,419 6.00%, 6/1/53, Pool #CB6538 329,079
– 6.00%, 6/1/53, Pool #CB6539 —
539,932 6.00%, 7/1/53, Pool #FS5067 558,016
– 5.50%, 4/1/54, Pool #CB8330 —
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ – 5.50%, 8/1/54, Pool #MA5444 $ —
– 5.50%, 9/1/54, Pool #CB9209 —
2,153,266 6.00%, 9/1/54, Pool #CB9216 2,206,757
578,937 6.00%, 5/1/55, Pool #CC0404 600,053
– 5.50%, 7/1/55, Pool #CC0715 —
791,818 6.00%, 7/1/55, Pool #CC0730 813,351
2,550,000 2.00%, 10/25/55, TBA 2,055,340
425,000 6.50%, 10/25/55, TBA 439,145
875,000 5.00%, 10/25/55, TBA 867,754
650,000 2.50%, 10/25/55, TBA 547,422
625,000 3.50%, 10/25/55, TBA 570,898
1,650,000 2.50%, 11/25/55, TBA 1,389,352
8,650,000 2.00%, 11/25/55, TBA 6,969,332
375,000 6.50%, 11/25/55, TBA 387,598
55,556,501
Federal Home Loan Mortgage Corporation (2.8%):
14,691 2.50%, 6/1/31, Pool #J34501 14,073
19,236 2.50%, 7/1/31, Pool #V61246 18,693
32,380 2.50%, 8/1/31, Pool #V61273 31,514
89,225 3.50%, 3/1/32, Pool #C91403 88,370
287,896 3.50%, 7/1/32, Pool #C91467 285,133
66,882 3.00%, 4/1/33, Pool #G18684 65,237
88,548 3.50%, 10/1/34, Pool #C91793 88,829
– 3.00%, 5/1/35, Pool #SB0836 —
– 2.00%, 6/1/35, Pool #QN2416 —
343,347 1.50%, 8/1/35, Pool #SB8066 311,178
– 1.50%, 11/1/35, Pool #QN4142 —
418,298 1.50%, 11/1/35, Pool #SB8073 379,092
12,734 1.50%, 12/1/35, Pool #SB8078 11,540
403,668 1.50%, 1/1/36, Pool #SB8083 365,822
– 1.50%, 2/1/36, Pool #SB8088 —
– 1.50%, 3/1/36, Pool #SB8092 —
– 1.50%, 4/1/36, Pool #SB8097 —
– 1.50%, 6/1/36, Pool #SB8106 —
– 2.00%, 6/1/36, Pool #SB8107 —
– 1.50%, 7/1/36, Pool #SB8110 —
– 2.50%, 7/1/36, Pool #SB0535 —
– 1.50%, 8/1/36, Pool #SB8114 —
– 1.50%, 12/1/36, Pool #SB8131 —
– 2.50%, 3/1/37, Pool #RC2527 —
262,686 4.00%, 5/1/37, Pool #C91938 257,946
20,384 2.50%, 6/1/40, Pool #QK0306 18,673
125,048 4.00%, 11/1/40, Pool #A95150 120,959
26,843 1.50%, 12/1/40, Pool #RB5089 22,691
44,905 1.50%, 2/1/41, Pool #RB5099 37,565
45,467 1.50%, 3/1/41, Pool #RB5104 38,035
384,329 2.00%, 3/1/41, Pool #SC0136 338,280
45,268 1.50%, 4/1/41, Pool #RB5107 37,868
– 2.00%, 4/1/41, Pool #RB5108 —
584,584 2.00%, 7/1/41, Pool #SC0162 512,637
17,117 2.00%, 7/1/41, Pool #RB5118 14,769
72,129 2.50%, 10/1/41, Pool #RB5132 65,195
17,791 2.00%, 10/1/41, Pool #RB5131 15,352
276,975 2.00%, 11/1/41, Pool #RB5135 238,999
133,522 2.00%, 11/1/41, Pool #QK1180 115,211
139,547 2.50%, 1/1/42, Pool #RB5142 126,128
151,693 3.50%, 7/1/42, Pool #ZA1228 143,969
65,213 3.50%, 7/1/42, Pool #ZA1231 61,194
192,052 3.50%, 9/1/42, Pool #ZL3774 182,525

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 167,448 4.50%, 10/1/42, Pool #RB5189 $ 166,947
61,377 3.50%, 11/1/42, Pool #ZL4397 58,253
109,232 4.50%, 12/1/42, Pool #RB5198 108,906
177,027 3.50%, 1/1/44, Pool #G60271 167,407
349,675 3.50%, 1/1/44, Pool #G07922 329,150
42,904 4.00%, 2/1/45, Pool #G07949 41,305
41,481 3.50%, 11/1/45, Pool #Q37467 39,355
5,484 4.00%, 4/1/46, Pool #Q39975 5,334
11,116 4.00%, 4/1/46, Pool #V82292 10,870
86,342 3.50%, 9/1/46, Pool #Q43257 81,472
134,830 3.00%, 12/1/46, Pool #G60989 120,375
3,185 4.50%, 12/1/46, Pool #Q45028 3,171
3,303 4.50%, 1/1/47, Pool #Q45635 3,288
7,534 4.50%, 2/1/47, Pool #Q46222 7,496
– 2.50%, 4/1/47, Pool #SD0978 —
20,672 4.50%, 5/1/47, Pool #Q48095 20,569
14,706 4.50%, 5/1/47, Pool #Q47935 14,632
6,572 4.50%, 5/1/47, Pool #Q47942 6,539
28,728 4.50%, 6/1/47, Pool #Q48759 28,584
163,749 4.00%, 6/1/47, Pool #Q48877 158,217
12,223 4.50%, 7/1/47, Pool #Q49393 12,162
69,113 4.50%, 12/1/47, Pool #Q53017 67,903
10,233 4.00%, 2/1/48, Pool #Q54499 9,827
20,100 4.00%, 2/1/48, Pool #G61343 19,356
12,425 4.50%, 4/1/48, Pool #Q55500 12,262
31,953 4.50%, 4/1/48, Pool #Q55660 31,533
12,648 4.50%, 4/1/48, Pool #Q55724 12,482
25,070 4.50%, 5/1/48, Pool #Q55839 24,740
75,823 4.00%, 5/1/48, Pool #Q55992 72,816
108,596 4.00%, 6/1/48, Pool #G67713 104,912
36,067 4.00%, 7/1/48, Pool #Q59935 35,312
18,406 4.50%, 10/1/48, Pool #G67716 18,070
114,065 3.00%, 6/1/49, Pool #ZT2090 102,006
512,412 4.50%, 7/1/49, Pool #RA1171 506,946
12,127 3.00%, 10/1/49, Pool #SD8016 10,773
22,006 3.00%, 3/1/50, Pool #SD0517 19,548
22,178 3.00%, 4/1/50, Pool #SD0516 19,778
119,046 3.00%, 4/1/50, Pool #QA9049 105,405
275,205 2.00%, 6/1/50, Pool #RA2677 225,942
261,381 2.50%, 8/1/50, Pool #SD0430 222,933
346,201 2.50%, 11/1/50, Pool #SD7530 297,327
25,057 3.00%, 11/1/50, Pool #SD8108 22,286
– 2.00%, 11/1/50, Pool #SD8106 —
207,315 3.00%, 12/1/50, Pool #SD8115 184,400
296,063 2.50%, 2/1/51, Pool #RA4575 252,679
1,747,285 2.50%, 2/1/51, Pool #SD7535 1,509,840
270,851 2.50%, 3/1/51, Pool #RA4749 231,163
4,203,086 1.50%, 4/1/51, Pool #SD8139 3,230,008
522,274 2.50%, 5/1/51, Pool #SI2106 442,306
1,718,912 2.50%, 5/1/51, Pool #SD7540 1,481,444
1,069,046 2.00%, 5/1/51, Pool #SD7541 875,138
37,634 2.00%, 5/1/51, Pool #QC1514 30,847
62,347 3.00%, 5/1/51, Pool #RA5267 55,573
22,252 2.00%, 7/1/51, Pool #QC4163 18,239
282,180 2.50%, 7/1/51, Pool #RA5574 241,767
– 3.00%, 9/1/51, Pool #QC7496 —
68,557 3.00%, 9/1/51, Pool #RA5901 61,108
122,796 2.50%, 10/1/51, Pool #QC9148 105,037
554,456 2.00%, 10/1/51, Pool #RA6076 454,910
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 364,474 3.00%, 10/1/51, Pool #QC9077 $ 324,871
– 3.00%, 11/1/51, Pool #QD1240 —
76,727 3.00%, 11/1/51, Pool #RA6347 68,393
997,695 2.00%, 11/1/51, Pool #RA6241 818,587
343,241 2.00%, 11/1/51, Pool #RA6302 280,888
123,368 2.50%, 12/1/51, Pool #SD8183 104,253
1,722,202 2.50%, 12/1/51, Pool #RA6435 1,475,635
– 3.00%, 12/1/51, Pool #QD3200 —
391,959 2.00%, 12/1/51, Pool #RA6510 321,268
514,517 2.50%, 12/1/51, Pool #RA6434 440,147
318,346 3.00%, 1/1/52, Pool #RA6604 283,770
531,738 3.00%, 1/1/52, Pool #SL0417 472,913
223,951 3.00%, 1/1/52, Pool #QD5561 197,690
– 2.00%, 2/1/52, Pool #SD8193 —
868,208 2.00%, 2/1/52, Pool #RA6823 711,797
847,576 2.00%, 2/1/52, Pool #RA6824 695,456
980,465 3.50%, 3/1/52, Pool #RA6987 905,315
– 2.00%, 3/1/52, Pool #SD8199 —
209,782 3.00%, 3/1/52, Pool #SD2219 186,555
522,080 3.50%, 3/1/52, Pool #RA6949 481,032
161,619 3.50%, 4/1/52, Pool #SD0927 150,430
263,571 3.00%, 5/1/52, Pool #RA7375 233,373
– 2.00%, 6/1/52, Pool #SD1556 —
23,050 5.00%, 7/1/52, Pool #RA7617 23,183
153,221 5.00%, 9/1/52, Pool #SD1572 154,139
621,927 4.00%, 10/1/52, Pool #SD1772 594,812
248,510 5.00%, 11/1/52, Pool #SD1862 250,003
360,570 6.00%, 12/1/52, Pool #RA8306 373,127
551,234 5.00%, 12/1/52, Pool #SD1924 555,077
1,645,854 5.50%, 5/1/53, Pool #RA9058 1,686,306
201,962 6.00%, 6/1/53, Pool #RA9276 208,738
168,560 6.00%, 6/1/53, Pool #RA9278 173,921
815,584 5.50%, 6/1/53, Pool #RA9161 832,277
– 6.00%, 6/1/53, Pool #RA9277 —
75,365 5.00%, 11/1/53, Pool #SD6961 75,744
712,078 5.50%, 3/1/54, Pool #RJ1067 718,981
537,647 6.00%, 4/1/54, Pool #SD7569 558,025
22,070 5.00%, 4/1/54, Pool #SD5961 22,415
707,565 6.00%, 5/1/54, Pool #SD7570 730,307
– 5.00%, 6/1/54, Pool #SD8437 —
958,408 6.50%, 6/1/54, Pool #SD5521 1,010,677
359,564 6.00%, 9/1/54, Pool #SD6419 375,764
1,140,938 6.50%, 9/1/54, Pool #SD6620 1,203,774
90,619 6.00%, 9/1/54, Pool #SD7574 93,644
379,169 6.00%, 11/1/54, Pool #RJ2748 388,083
– 5.50%, 11/1/54, Pool #QJ8957 —
– 5.50%, 1/1/55, Pool #SL0307 —
124,239 6.50%, 3/1/55, Pool #RJ3700 131,292
743,328 6.00%, 3/1/55, Pool #RJ3645 768,276
431,445 6.50%, 3/1/55, Pool #RJ3704 454,189
388,604 6.50%, 3/1/55, Pool #RJ3703 409,387
489,696 6.00%, 4/1/55, Pool #RJ4028 506,685
1,244,792 6.00%, 8/1/55, Pool #RJ4642 1,294,211
99,420 5.00%, 8/1/55, Pool #RJ4685 99,115
38,352,650
Government National Mortgage Association (2.8%):
12,592 4.00%, 10/20/40, Pool #4833 12,284
38,167 4.00%, 1/20/41, Pool #4922 37,234
41,039 4.00%, 8/15/41, Pool #430354 39,774

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 442,237 4.00%, 1/20/42, Pool #5280 $ 426,894
61,465 4.00%, 11/20/42, Pool #MA0535 59,409
147,505 3.00%, 12/20/42, Pool #AA5872 136,942
17,817 3.50%, 3/20/43, Pool #AD8884 16,437
39,386 3.00%, 3/20/43, Pool #AD8812 35,737
95,812 3.00%, 3/20/43, Pool #AA6146 87,292
18,999 3.50%, 4/20/43, Pool #AD9075 17,527
7,387 3.50%, 4/20/43, Pool #AB9891 6,815
38,365 4.00%, 5/20/46, Pool #MA3664 36,571
193,043 3.00%, 12/20/46, Pool #MA4126 175,056
32,868 4.00%, 1/15/47, Pool #AX5857 31,523
34,076 4.00%, 1/15/47, Pool #AX5831 32,711
273,764 3.00%, 1/20/47, Pool #MA4195 248,256
113,225 4.00%, 3/20/47, Pool #MA4322 107,930
19,216 4.00%, 4/20/47, Pool #MA4383 18,478
62,490 4.00%, 4/20/47, Pool #784304 59,184
59,209 4.00%, 4/20/47, Pool #784303 56,079
13,593 3.50%, 2/20/48, Pool #MA5019 12,634
11,044 4.00%, 4/20/48, Pool #BG7744 10,609
10,120 4.00%, 4/20/48, Pool #BG3507 9,721
2,608 3.50%, 12/20/49, Pool #BR8984 2,394
5,765 3.50%, 12/20/49, Pool #BR8985 5,327
2,536 3.50%, 12/20/49, Pool #BR8987 2,340
144,184 2.00%, 9/20/50, Pool #MA6864 119,302
6,305,657 2.00%, 10/20/50, Pool #MA6930 5,217,479
6,447,736 2.00%, 11/20/50, Pool #MA6994 5,333,085
788,615 2.00%, 12/20/50, Pool #MA7051 653,134
824,644 2.00%, 1/20/51, Pool #MA7135 682,606
1,459,896 2.00%, 2/20/51, Pool #MA7192 1,207,505
880,606 2.50%, 7/20/51, Pool #MA7472 758,554
167,747 2.50%, 8/20/51, Pool #785575 143,409
725,915 2.50%, 9/20/51, Pool #MA7589 625,188
147,660 2.50%, 9/20/51, Pool #785616 126,232
54,440 2.50%, 12/20/51, Pool #MA7767 46,914
197,678 2.50%, 12/20/51, Pool #785792 169,009
891,428 2.50%, 1/20/52, Pool #MA7827 768,190
4,862,369 3.00%, 3/20/52, Pool #MA7937 4,343,186
849,352 2.50%, 5/20/52, Pool #MA8042 731,482
5,231,469 2.50%, 6/20/52, Pool #MA8097 4,508,675
1,323,712 3.00%, 6/20/52, Pool #MA8098 1,182,661
874,011 3.50%, 7/20/52, Pool #MA8149 798,041
2,033,081 3.50%, 9/20/52, Pool #MA8266 1,858,433
1,071,622 4.00%, 10/20/52, Pool #MA8346 1,018,255
1,493,170 3.50%, 10/20/52, Pool #MA8345 1,363,367
2,775,961 4.50%, 4/20/53, Pool #MA8799 2,695,468
720,136 5.00%, 9/20/53, Pool #MA9170 720,996
208,665 6.50%, 11/20/53, Pool #MA9307 215,197
413,406 3.50%, 5/20/54, Pool #MA9664 377,564
95,872 5.50%, 12/20/54, Pool #MB0092 96,726
423,191 5.50%, 2/20/55, Pool #MB0205 426,791
472,525 5.50%, 6/20/55, Pool #MB0424 476,422
897,854 5.50%, 7/20/55, Pool #MB0485 905,263
39,254,292
Total U.S. Government Agency Mortgages (Cost $138,120,822) 133,163,443
U.S. Treasury Obligations (21.2%):
U.S. Treasury Bonds (7.6%):
32,428,000 1.75%, 8/15/41 21,990,237
3,796,700 3.38%, 8/15/42 3,233,276
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Bonds, continued
$ 3,395,000 4.00%, 11/15/52 $ 3,003,647
1,860,000 3.63%, 2/15/53 1,537,334
27,993,000 4.13%, 8/15/53 25,299,767
4,200,000 4.25%, 2/15/54 3,876,797
27,400,000 4.63%, 5/15/54 26,920,500
2,905,000 4.25%, 8/15/54 2,682,245
2,430,000 4.63%, 2/15/55 2,388,424
6,948,000 4.75%, 5/15/55 6,969,712
6,529,000 4.75%, 8/15/55 6,552,464
104,454,403
U.S. Treasury Notes (13.6%):
45,000 3.75%, 5/31/30 45,028
6,800,000 4.00%, 5/31/30 6,880,219
21,250,000 4.13%, 11/30/31 21,553,809
19,672,000 2.88%, 5/15/32 18,493,985
24,227,000 4.13%, 5/31/32 24,537,408
6,900,000 4.00%, 6/30/32 6,936,656
3,400,000 4.00%, 7/31/32 3,416,469
6,600,000 3.88%, 8/31/32 6,581,695
4,664,000 4.13%, 11/15/32 4,717,745
27,800,000 3.50%, 2/15/33 26,989,891
6,986,000 3.88%, 8/15/33 6,929,239
1,570,000 4.00%, 2/15/34 1,566,075
32,600,000 3.88%, 8/15/34 32,103,359
4,000,000 4.25%, 11/15/34 4,045,781
9,000,000 4.25%, 5/15/35 9,084,727
14,600,000 4.25%, 8/15/35 14,719,195
188,601,281
Total U.S. Treasury Obligations (Cost $305,530,015) 293,055,684
Shares
Unaffiliated Investment Companies (4.6%):
Money Market Funds (4.6%):
4,204,578 BlackRock Liquidity FedFund, Institutional Class,
4.03%(e)(f) 4,204,578
58,830,405 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.98%(f) 58,830,405
Total Unaffiliated Investment Companies (Cost $63,034,983) 63,034,983
Total Investment Securities
(Cost $1,247,735,450 ) — 101.7% 1,405,106,140
Net other assets (liabilities) — (1.7)% (23,696,414)
Net Assets — 100.0% $ 1,381,409,726

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2025.
ADR—American Depository Receipt
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
PIK—Payment-in Kind
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
US0003M—3 Month US Dollar LIBOR
* Non-income producing security.
† Represents less than 0.05%.
+ This security, in part or entirely, represents an unfunded loan commitment.
^ This security or a partial position of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $3,810,217.
(a) Security was valued using significant unobservable inputs as of September 30, 2025.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at
September 30, 2025.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2025.
(f) The rate represents the effective yield at September 30, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Securities Sold Short (-0.6%):
At September 30, 2025, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 6.00% 10/25/55 $ (1,450,000) $ (1,486,987) $ (1,481,265)
Government National Mortgage Association
Government National Mortgage Association, TBA 2.00% 10/20/55 (7,900,000) (6,565,949) (6,529,844)
$ (8,052,936) $ (8,011,109)
Futures Contracts
At September 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/19/25 16 $ 5,391,000 $ 38,669
U.S. Treasury 5-Year Note December Futures (U.S. Dollar) 12/31/25 668 72,942,469 151,406
$ 190,075

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (1.0%):
Diversified Telecommunication Services (0.0%
†
):
13 Intelsat SA* $ —
Health Care Providers & Services (0.1%):
4,657 Cano Health LLC* 56,350
Oil, Gas & Consumable Fuels (0.9%):
5,889 Sanchez Energy Corp.*(a) 1,198,749
Paper & Forest Products (0.0%
†
):
963 Acrisure Holdings, Inc.* 24,884
Specialty Retail (0.0%
†
):
1 Party City Holdco, Inc.*(a) —
Total Common Stocks (Cost $257,515) 1,279,983
Preferred Stocks (0.0%
†
):
Chemicals (0.0%
†
):
211 Albemarle Corp., 7.25%, 3/1/27 7,992
Financial Services (0.0%
†
):
100 Apollo Global Management, Inc., 6.75%, 7/31/26 7,028
IT Services (0.0%
†
):
400 Strategy, Inc., Series A, 10.00% 31,484
Software (0.0%
†
):
80 Strategy, Inc., ADR, Series A, 10.00% 7,765
Total Preferred Stocks (Cost $56,761) 54,269
Contracts
Warrant (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
156 Cano Health, Inc., 12/30/28* 523
Total Warrant (Cost $5,000) 523
Shares
Right (0.0%
†
):
Diversified Telecommunication Services (0.0%
†
):
13 SES Intelsat CVR, Expires on 12/31/26* 176
Total Right (Cost $–) 176
Principal Amount
Asset- Backed Securities (3.2%):
$ 232,795 AASET, Class A1, Series 2024-1A, 6.26%,
5/16/49(b) 239,808
232,795 AASET, Class A2, Series 2024-1A, 6.26%,
5/16/49(b) 240,326
239,205 AASET 2025-1, Class A, Series 2025-1A, 5.94%,
2/16/50(b) 244,584
46,558 AASET Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(b) 45,507
60,181 AASET Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(b) 54,667
240,491 ALTDE Trust, Class A, Series 2025-1A, 5.90%,
8/15/50(b) 244,775
138,949 Blackbird Capital Aircraft Lease Securitization, Ltd.,
Class A, Series 2016-1A, 4.21%, 12/16/41(b)(c) 138,989
Principal Amount Value
Asset-Backed Securities, continued
$ 63,868 Castlelake Aircraft Securitization Trust, Class A,
Series 2018-1, 4.13%, 6/15/43(b) $ 63,701
18,233 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(b) 18,107
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(b) 176,472
48,125 DB Master Finance LLC, Class A2I, Series 2021-1A,
2.05%, 11/20/51, Callable 11/20/25 @ 100(b) 46,924
243,836 Gilead Aviation LLC, Class A, Series 2025-1A,
5.79%, 3/15/50(b) 245,647
100,000 GMF Floorplan Owner Revolving Trust, Class A1,
Series 2024-4A, 4.73%, 11/15/29(b) 101,221
109,168 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(b) 108,089
69,807 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(b) 68,109
50,000 Jersey Mike's Funding, Class A2, Series 2025-1A,
5.61%, 8/16/55, Callable 8/15/29 @ 100(b) 50,934
74,625 Jersey Mike's Funding LLC, Class A2, Series 2024-
1A, 5.64%, 2/15/55, Callable 2/15/29 @ 100(b) 76,131
250,000 Navigator Aviation, Ltd., Class A, Series 2025-1,
5.11%, 10/15/50(b) 249,995
141,855 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(b) 129,643
138,548 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 12/5/25 @
100(b) 133,187
252,255 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(b) 247,094
97,265 Subway Funding LLC, Class A2II, Series 2024-1A,
6.27%, 7/30/54, Callable 7/30/28 @ 100(b) 99,601
163,763 Subway Funding LLC, Class A2I, Series 2024-1A,
6.03%, 7/30/54, Callable 7/30/27 @ 100(b) 166,026
85,355 Subway Funding LLC, Class A23, Series 2024-1A,
6.51%, 7/30/54, Callable 7/30/30 @ 100(b) 88,668
116,123 Subway Funding LLC, Class A23, Series 2024-3A,
5.91%, 7/30/54, Callable 7/30/30 @ 100(b) 115,304
57,565 Subway Funding LLC, Class A2II, Series 2024-3A,
5.57%, 7/30/54, Callable 7/30/28 @ 100(b) 58,396
121,085 Subway Funding LLC, Class A2I, Series 2024-3A,
5.25%, 7/30/54, Callable 7/30/27 @ 100(b) 120,928
115,000 Taco Bell Funding LLC, Class A2I, Series 2025-1A,
4.82%, 8/25/55(b) 115,593
166,029 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 5.96%, 9/15/38(b)(c) 165,926
183,807 Volofin Finance Designated Activity Co., Class A,
Series 2024-1A, 5.94%, 6/15/37(b) 186,800
247,849 Willis Engine Structured Trust VIII, Class A, Series
2025-A, 5.58%, 6/15/50(b) 251,213
Total Asset-Backed Securities (Cost $4,288,429) 4,292,365
Collateralized Mortgage Obligations (7.3%):
250,000 Aimco CLO 11, Ltd., Class A1R2, Series 2020-11A,
5.66%(TSFR3M+134bps), 7/17/37, Callable
10/17/26 @ 100(b) 250,567
273,000 Allegro CLO XIII, Ltd., Class A1R, Series 21-1A,
5.66%(TSFR3M+134bps), 7/20/38, Callable
7/20/27 @ 100(b) 274,131

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 150,000 Allegro CLO XV, Ltd., Class A1R, Series 2022-1A,
5.51%(TSFR3M+118bps), 4/20/38, Callable
4/20/27 @ 100(b) $ 150,225
250,000 Ares LIV CLO Ltd., Class AR2, Series 2019-54A,
5.62%(TSFR3M+131bps), 7/15/38, Callable
7/15/27 @ 100(b) 251,178
100,000 Ares LVIII CLO, Ltd., Class A1R2, Series 2020-58A,
5.56%(TSFR3M+124bps), 4/15/38, Callable
4/15/27 @ 100(b) 100,303
250,000 Bain Capital Credit CLO, Ltd., Class  A1R, Series
2023-2A, 5.55%(TSFR3M+132bps), 7/18/38(b) 251,039
250,000 Barings CLO, Ltd., Class AR, Series 2020-4A,
5.70%(TSFR3M+137bps), 10/20/37, Callable
10/20/26 @ 100(b) 250,593
250,000 Blueberry Park CLO, Ltd., Class A, Series 2024-1A,
5.68%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 250,594
250,000 Carlyle US CLO, Ltd., Class A1R, Series 2021-10A,
5.64%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(b) 250,983
336,000 Cedar Funding VI CLO, Ltd., Class ARR, Series 2016-
6A, 5.64%(TSFR3M+131bps), 4/20/34, Callable
10/20/25 @ 100(b) 336,469
264,000 Cedar Funding X CLO, Ltd., Class AR2, Series 2019-
10A, 5.69%(TSFR3M+136bps), 10/20/37, Callable
10/20/26 @ 100(b) 264,626
100,000 Cedar Funding XII CLO, Ltd., Class ARR, Series
2020-12A, 5.52%(TSFR3M+120bps), 1/25/38,
Callable 1/25/27 @ 100(b) 100,196
387,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 5.65%(TSFR3M+132bps), 4/20/35, Callable
10/20/25 @ 100(b) 388,380
250,000 CIFC Funding, Ltd., Class A1R2, Series 2019-5A,
5.36%(TSFR3M+127bps), 10/15/38(b) 250,592
100,000 CIFC Funding, Ltd., Class A1, Series
2025-6A(TSFR3M+125bps), 10/23/38(b) 99,873
250,000 Dryden 98 CLO, Ltd., Class A, Series 2022-98A,
5.63%(TSFR3M+130bps), 4/20/35, Callable
10/20/25 @ 100(b) 250,860
250,000 Eaton Vance CLO, Ltd., Class AR2, Series 2019-1A,
5.83%(TSFR3M+151bps), 7/15/37, Callable
7/15/26 @ 100(b) 251,146
378,000 Eaton Vance CLO, Ltd., Class AR2, Series 2020-2A,
5.70%(TSFR3M+138bps), 10/15/37, Callable
7/15/26 @ 100(b) 378,890
250,000 Flatiron CLO 21, Ltd., Class A1R, Series 2021-1A,
5.69%(TSFR3M+136bps), 10/19/37, Callable
10/19/26 @ 100(b) 250,864
250,000 Flatiron CLO 26, Ltd., Class A, Series 2024-4A,
5.65%(TSFR3M+133bps), 1/15/38, Callable
1/15/27 @ 100(b) 251,105
150,000 Flatiron RR CLO 30, Ltd., Class A1, Series 2025-
30A, 5.44%(TSFR3M+116bps), 4/15/38, Callable
4/15/27 @ 100(b) 150,070
250,000 Green Lakes Park CLO LLC, Class ARR, Series 2025-
1A, 5.50%(TSFR3M+118bps), 1/25/38, Callable
1/25/27 @ 100(b) 250,363
250,000 Hamlin Park CLO, Ltd., Class A, Series 2024-1A,
5.67%(TSFR3M+134bps), 10/20/37, Callable
10/20/26 @ 100(b) 250,370
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 250,000 Lakeside Park CLO, Ltd., Class A, Series 2025-1A,
5.44%(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100(b) $ 250,117
100,000 Magnetite Xlv, Ltd., Class A1, Series 2025-45A,
5.43%(TSFR3M+115bps), 4/15/38, Callable
4/15/27 @ 100(b) 100,046
250,000 Magnetite XXVI, Ltd., Class AR2, Series 2020-26A,
5.47%(TSFR3M+115bps), 1/25/38, Callable
1/25/27 @ 100(b) 250,112
250,000 Magnetite XXVIII, Ltd., Class A1RR, Series 2020-
28A, 5.56%(TSFR3M+124bps), 1/15/38, Callable
1/15/27 @ 100(b) 250,735
400,000 Magnetite XXX, Ltd., Class AR, Series 2021-30A,
5.67%(TSFR3M+135bps), 10/25/37, Callable
10/25/26 @ 100(b) 400,933
250,000 Magnetite XXXVI, Ltd., Class AR, Series 2023-36A,
5.64%(TSFR3M+132bps), 7/25/38, Callable
7/25/27 @ 100(b) 251,173
107,000 Morgan Stanley Eaton Vance CLO, Ltd., Class
A1, Series 2025-21A, 5.28%(TSFR3M+117bps),
4/15/38, Callable 4/15/27 @ 100(b) 107,102
250,000 OCP CLO, Ltd., Class A, Series 2025-44A,
5.56%(TSFR3M+130bps), 10/24/38, Callable
10/24/27 @ 100(b) 250,451
250,000 OCP CLO, Ltd., Class AR, Series 2018-15A,
5.58%(TSFR3M+125bps), 1/20/38, Callable
1/20/27 @ 100(b) 250,741
250,000 OHA Credit Funding 4, Ltd., Class AR2, Series 2019-
4A, 5.62%(TSFR3M+129bps), 1/22/38, Callable
1/22/27 @ 100(b) 250,955
250,000 OHA Credit Partners VII, Ltd., Class AR4, Series
2012-7A, 5.34%(TSFR3M+114bps), 2/20/38,
Callable 2/20/27 @ 100(b) 249,988
250,000 Palmer Square Loan Funding, Ltd., Class A1, Series
2025-2A, 5.23%(TSFR3M+94bps), 7/15/33,
Callable 10/15/26 @ 100(b) 249,696
233,598 Palmer Square Loan Funding, Ltd., Class A1, Series
2025-1A, 5.01%(TSFR3M+80bps), 2/15/33,
Callable 5/15/26 @ 100(b) 232,059
420,000 RR 7, Ltd., Class A1AB, Series 2019-7A,
5.66%(TSFR3M+134bps), 1/15/37, Callable
10/15/25 @ 100(b) 421,372
250,000 Sixth Street CLO XX, Ltd., Class A1R, Series 2021-
20A, 5.58%(TSFR3M+132bps), 7/17/38, Callable
7/17/27 @ 100(b) 251,163
264,165 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 5.67%(TSFR3M+134bps), 4/20/33, Callable
10/20/25 @ 100(b) 264,584
250,000 Voya CLO, Ltd., Class A1RR, Series 2020-2A,
5.64%(TSFR3M+131bps), 1/20/38, Callable
1/20/27 @ 100(b) 250,987
Total Collateralized Mortgage Obligations (Cost $9,763,258) 9,785,631
Collateralized Mortgage- Backed Securities (4.8%):
210,433 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(b) 198,963
100,000 BAMLL Commercial Mortgage Securities Trust, Class
BNM, Series 2019-BPR, 3.47%, 11/5/32(b) 93,036
94,883 BLP Commercial Mortgage Trust, Class A, Series
2024-IND2, 5.49%(TSFR1M+134bps), 3/15/41(b) 95,073

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 100,000 BMP, Class B, Series 2024-MF23,
5.79%(TSFR1M+164bps), 6/15/41(b) $ 100,210
100,000 BMP, Class A, Series 2024-MF23,
5.52%(TSFR1M+137bps), 6/15/41(b) 100,109
121,100 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 5.71%(TSFR1M+156bps), 2/15/39(b) 120,956
92,804 BX Commercial Mortgage Trust, Class B, Series
2024-XL4, 5.94%(TSFR1M+179bps), 2/15/39(b) 93,041
128,997 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 5.59%(TSFR1M+144bps), 2/15/39(b) 129,127
70,451 BX Commercial Mortgage Trust, Class C, Series
2024-XL5, 6.09%(TSFR1M+194bps), 3/15/41(b) 70,565
128,510 BX Commercial Mortgage Trust, Class A, Series
2024-MDHS, 5.79%(TSFR1M+164bps), 5/15/41(b) 128,687
194,675 BX Commercial Mortgage Trust, Class A, Series
2025-SPOT, 5.59%(TSFR1M+144bps), 4/15/40(b) 195,022
121,100 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 5.46%(TSFR1M+131bps), 2/15/39(b) 120,956
222,625 BX Commercial Mortgage Trust, Class A, Series
2024-XL5, 5.54%(TSFR1M+139bps), 3/15/41(b) 222,779
176,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 5.80%(TSFR1M+165bps), 4/15/34(b) 173,813
266,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 5.50%(TSFR1M+135bps), 4/15/34(b) 263,354
185,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 6.10%(TSFR1M+195bps), 4/15/34(b) 182,232
70,451 BX Commercial Mortgage Trust, Class B, Series
2024-XL5, 5.84%(TSFR1M+169bps), 3/15/41(b) 70,544
121,100 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 6.11%(TSFR1M+196bps), 2/15/39(b) 120,954
71,601 BX Commercial Mortgage Trust, Class C, Series
2023-XL3, 6.79%(TSFR1M+264bps), 12/9/40(b) 71,727
71,601 BX Commercial Mortgage Trust, Class B, Series
2023-XL3, 6.34%(TSFR1M+219bps), 12/9/40(b) 71,687
27,921 BX Commercial Mortgage Trust, Class A, Series
2024-GPA3, 5.44%(TSFR1M+129bps), 12/15/39(b) 27,988
188,392 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 5.20%(TSFR1M+105bps), 4/15/34(b) 187,448
71,601 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 5.91%(TSFR1M+176bps), 12/9/40(b) 71,689
100,000 BX Mortgage Trust, Class D, Series 2021-PAC,
5.56%(TSFR1M+141bps), 10/15/36(b) 99,624
302,000 BX Mortgage Trust, Class E, Series 2021-PAC,
6.21%(TSFR1M+206bps), 10/15/36(b) 300,864
100,000 BX Mortgage Trust, Class C, Series 2021-PAC,
5.36%(TSFR1M+121bps), 10/15/36(b) 99,624
153,785 BX Trust, Class A, Series 2024-CNYN,
5.59%(TSFR1M+144bps), 4/15/41(b) 154,097
100,000 BX Trust, Class A, Series 2025-TAIL,
5.55%(TSFR1M+140bps), 6/15/35(b) 99,829
76,892 BX Trust, Class B, Series 2024-CNYN,
5.84%(TSFR1M+169bps), 4/15/41(b) 76,971
76,892 BX Trust, Class C, Series 2024-CNYN,
6.09%(TSFR1M+194bps), 4/15/41(b) 76,995
27,300 BX Trust, Class D, Series 2022-IND,
6.99%(TSFR1M+284bps), 4/15/37(b) 27,336
32,200 BX Trust, Class C, Series 2022-IND,
6.44%(TSFR1M+229bps), 4/15/37(b) 32,228
99,000 BX Trust 2025-DIME, Class A, Series 2025-DIME,
5.30%(TSFR1M+115bps), 2/15/35(b) 98,801
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 52,794 BX Trust 2025-ROIC, Class C, Series 2025-ROIC,
5.69%(TSFR1M+154bps), 3/15/30(b) $ 52,652
37,852 BX Trust 2025-ROIC, Class B, Series 2025-ROIC,
5.54%(TSFR1M+139bps), 3/15/30(b) 37,750
255,005 BX Trust 2025-ROIC, Class A, Series 2025-ROIC,
5.29%(TSFR1M+114bps), 3/15/30(b) 254,418
100,000 CENT 2025-CITY, Class A, Series 2025-CITY,
5.09%, 7/10/40(b)(c) 101,148
137,000 CSMC Trust, Class D, Series 2017-PFHP,
6.45%(TSFR1M+230bps), 12/15/30(b) 126,713
100,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 6.04%, 1/15/41(b)(c) 102,657
84,328 Extended Stay America Trust, Class C, Series 2021-
ESH, 5.96%(TSFR1M+181bps), 7/15/38(b) 84,330
160,000 Extended Stay America Trust, Class A, Series 2025-
ESH, 5.45%(TSFR1M+130bps), 10/15/42(b) 160,000
113,842 Extended Stay America Trust, Class D, Series 2021-
ESH, 6.51%(TSFR1M+236bps), 7/15/38(b) 113,845
15,000 Extended Stay America Trust, Class C, Series 2025-
ESH, 6.00%(TSFR1M+185bps), 10/15/42(b) 15,000
30,000 Extended Stay America Trust, Class B, Series 2025-
ESH, 5.75%(TSFR1M+160bps), 10/15/42(b) 30,000
100,000 GS Mortgage Securities Corp. Trust, Class B, Series
2021-IP, 5.42%(TSFR1M+126bps), 10/15/36(b) 99,443
63,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%,
7/5/33(b) 42,766
97,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%,
7/5/33(b) 62,344
173,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
6.69%(TSFR1M+254bps), 5/15/39, Callable
5/15/26 @ 100(b) 156,523
70,000 Life Mortgage Trust, Class D, Series 2021-BMR,
5.66%(TSFR1M+151bps), 3/15/38(b) 69,564
194,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
6.24%(TSFR1M+209bps), 5/15/39, Callable
5/15/26 @ 100(b) 177,298
10,680 Life Mortgage Trust, Class C, Series 2021-BMR,
5.36%(TSFR1M+121bps), 3/15/38(b) 10,634
70,000 Life Mortgage Trust, Class E, Series 2021-BMR,
6.01%(TSFR1M+186bps), 3/15/38(b) 69,391
80,000 OPEN Trust, Class B, Series 2023-AIR,
7.99%(TSFR1M+384bps), 11/15/40(b) 80,040
6,501 OPEN Trust, Class A, Series 2023-AIR,
7.24%(TSFR1M+309bps), 11/15/40(b) 6,501
53,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
6.80%(TSFR1M+265bps), 2/15/39, Callable
2/15/26 @ 100(b) 51,957
103,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
6.15%(TSFR1M+200bps), 2/15/39, Callable
2/15/26 @ 100(b) 101,478
83,884 SREIT Trust, Class D, Series 2021-MFP,
5.84%(TSFR1M+169bps), 11/15/38(b) 83,803
122,471 SREIT Trust, Class C, Series 2021-MFP,
5.59%(TSFR1M+144bps), 11/15/38(b) 122,353
106,000 TCO Commercial Mortgage Trust, Class A, Series
2024-DPM, 5.39%(TSFR1M+124bps), 12/15/39(b) 106,135
100,000 TCO Commercial Mortgage Trust, Class C, Series
2024-DPM, 6.14%(TSFR1M+199bps), 12/15/39(b) 100,235

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Collateralized Mortgage-Backed Securities, continued
$ 100,000 TCO Commercial Mortgage Trust, Class B, Series
2024-DPM, 5.74%(TSFR1M+159bps), 12/15/39(b) $ 99,932
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(b) 16,339
Total Collateralized Mortgage-Backed Securities (Cost $6,638,663) 6,511,578
Convertible Bonds (0.3%):
Electric Utilities (0.0%
†
):
15,000 PG&E Corp, 4.25%, 12/1/27 15,203
Electronic Equipment, Instruments & Components (0.0%
†
):
19,000 MKS, Inc., 1.25%, 6/1/30 20,883
IT Services (0.1%):
54,000 Redfin Corp., 0.50%, 4/1/27 50,142
31,000 Riot Platforms, Inc., 0.75%, 1/15/30(b) 47,672
97,814
Media (0.1%):
61,845 EchoStar Corp., 3.88%, 11/30/30 150,351
Oil, Gas & Consumable Fuels (0.0%
†
):
17,000 Golar LNG, Ltd., 2.75%, 12/15/30(b) 17,060
Semiconductors & Semiconductor Equipment (0.1%):
15,000 ON Semiconductor Corp., 0.00%, 5/1/27 17,012
78,000 Wolfspeed, Inc., 1.88%, 12/1/29(d) 33,716
50,728
Total Convertible Bonds (Cost $249,522) 352,039
Bank Loans (1.0%):
Beverages (0.0%
†
):
20,000 Actus Nutrition Term B 1Ln, 8.63% (Term
SOFR+450bps), 7/12/32(b) 19,975
Building Products (0.0%
†
):
15,000 Cornerstone Building Brands Term B, 7.38% (Term
SOFR+325bps), 4/12/28(b) 14,217
5,000 Cornerstone Building Products Term 1Ln, 9.75%
(Term SOFR+562.5bps), 8/1/28(b) 4,792
19,009
Capital Markets (0.1%):
5,000 Primesource Term B 1Ln, 8.63% (Term
SOFR+450bps), 9/25/31(b) 4,999
25,000 TPC Group Term 1Ln, 4.13% (Term SOFR+0bps),
12/16/31(b) 24,031
4,000 X Ai Term 1Ln, 12.50%, 6/28/30(b) 4,138
30,000 X Ai Term B 1Ln, 11.38% (Term SOFR+725bps),
6/28/30(b) 28,987
62,155
Chemicals (0.1%):
19,925 Hexion Term 1Ln, 8.13% (Term SOFR+400bps),
3/15/29 19,886
5,000 Hexion Term 2Ln, 11.57% (Term
SOFR+743.75bps), 3/15/30(b) 4,927
30,000 Ineos Quattro Term B 1Ln, 8.38% (Term
SOFR+425bps), 4/2/29(b) 27,025
13,913 Natgasoline Term B 1Ln, 9.63% (Term
SOFR+550bps), 3/29/30(b) 14,040
65,878
Principal Amount Value
Bank Loans, continued
Commercial Services & Supplies (0.0%
†
):
$ 10,000 Atlas Air Term B 1Ln, 7.13% (Term SOFR+300bps),
3/18/30(b) $ 9,948
Construction & Engineering (0.0%
†
):
4,987 Artera Services Term 1Ln, 8.63% (Term
SOFR+450bps), 2/15/31(b) 4,443
5,000 Brandsafway Term B 1Ln, 8.63% (Term
SOFR+450bps), 8/1/30 4,520
8,963
Consumer Finance (0.1%):
59,543 United Planet Fitness Term 1Ln, 8.13% (Term
SOFR+400bps), 12/30/26(b) 57,112
Consumer Staples Distribution & Retail (0.0%
†
):
25,000 C&S Wholesale Groceries Term B 1Ln, 9.13% (Term
SOFR+500bps), 8/6/30(b) 22,594
28,001 TKC Holdings Term 1Ln, 16.09% (LIBOR+1200bps),
2/15/27(b) 28,141
50,735
Distributors (0.1%):
4,987 US LBM Term B 1Ln, 4.13% (Term SOFR+375bps),
12/17/27 4,963
6,000 US LBM Term B 1Ln, 4.13%, 6/6/31(b) 5,971
25,000 US LBM Term B 1Ln, 9.13% (Term SOFR+500bps),
6/6/31(b) 26,156
54,221 US LBM Term B 1Ln, 7.88% (Term SOFR+375bps),
6/6/31(b) 53,960
91,050
Diversified Consumer Services (0.0%
†
):
64 Prince Term 1Ln, 8.38% (Term SOFR+425bps),
4/23/29(b) 52
Diversified Telecommunication Services (0.1%):
9,974 Altice USA Term B6 1Ln, 8.63% (Term
SOFR+450bps), 1/18/28(b) 9,904
35,000 Brightspeed Term B-DD 1Ln, 8.38% (Term
SOFR+425bps), 4/3/31(b) 32,025
9,975 Lumen Technologies Term B1 1Ln, 6.48% (Term
SOFR+235bps), 4/16/29(b) 9,901
19,949 Lumen Technologies Term B2 1Ln Super Priority,
6.48% (Term SOFR+235bps), 4/15/30(b) 19,803
71,633
Energy Equipment & Services (0.0%
†
):
109,752 New Fortress Energy Term B 1Ln, 9.63% (Term
SOFR+550bps), 10/30/28(b) 52,781
Financial Services (0.0%
†
):
2,000 Altice Financing Term B 1Ln, 9.13% (Term
SOFR+500bps), 10/31/27(b) 1,675
5,000 Level 3 Term B 1Ln, 8.38% (Term SOFR+425bps),
3/29/32(b) 5,000
24,936 SFR Term B14 1Ln, 9.63% (Term SOFR+550bps),
8/15/28(b) 24,063
15,000 Whp Term B 1Ln, 8.63% (Term SOFR+450bps),
2/20/32(b) 14,998
45,736
Health Care Equipment & Supplies (0.0%
†
):
15,000 Quidelortho Term B 1Ln, 8.13% (Term
SOFR+400bps), 8/23/32(b) 14,913

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Bank Loans, continued
Health Care Providers & Services (0.1%):
$ 29,756 Cano Health Term 1Ln, 13.63% (Term
SOFR+950bps), 6/28/29(b) $ 24,325
10,000 Global Medical Response, Inc. Term B 1Ln, 7.63%
(Term SOFR+350bps), 10/1/32(b) 10,263
14,975 Help At Home Term 1Ln, 9.13% (Term
SOFR+500bps), 9/24/31(b) 13,445
5,000 Radiology Partners Term B 1Ln, 8.63% (Term
SOFR+450bps), 6/30/32(b) 4,983
5,000 Team Health Term B 1Ln, 8.63% (Term
SOFR+450bps), 6/30/28(b) 4,986
58,002
Hotels, Restaurants & Leisure (0.0%
†
):
21,040 Sizzling Platter Term 1Ln, 9.13% (Term
SOFR+500bps), 7/2/32(b) 20,661
3,168 Sizzling Platter Term DD 1Ln, 6.63%, 6/24/32(b)+ 3,111
792 Sizzling Platter Term DD 1Ln, 6.63% (Term
SOFR+250bps), 7/2/32(b) 778
15,000 The Travel Corp Term B 1Ln, 8.63% (Term
SOFR+450bps), 10/31/31(b) 14,681
39,231
Household Durables (0.1%):
35,987 Traeger Grills Term B 1Ln, 7.38% (Term
SOFR+325bps), 6/29/28(b) 33,532
45,000 Weber Blackstone Term B 1Ln, 7.88% (Term
SOFR+375bps), 9/17/32(b) 44,494
4,962 Weber-Stephen Products Term B 1Ln, 8.38% (Term
SOFR+425bps), 10/30/27(b) 4,948
24,825 Weber-Stephen Products Term B 1Ln, 7.38% (Term
SOFR+325bps), 10/30/27(b) 24,545
107,519
Independent Power and Renewable Electricity Producers
(0.0%
†
):
35,000 Esdec Solar Term B 1Ln, 9.13% (Term
SOFR+500bps), 8/30/28(b) 18,200
Insurance (0.0%
†
):
26,000 Asurion Term B3 2Ln, 9.38% (Term
SOFR+525bps), 1/31/28(b) 25,285
Interactive Media & Services (0.0%
†
):
24,772 Constant Contact Term B 1Ln, 8.13% (Term
SOFR+400bps), 2/10/28(b) 22,922
1,000 Constant Contact, Inc. Term B 2Ln, 4.13% (Term
SOFR+0bps), 2/12/29(b) 855
23,777
Media (0.1%):
16,422 COX Media Group Term B2 1Ln, 7.63% (Term
SOFR+350bps), 6/18/29(b) 15,672
14,990 CSC Serviceworks Term B 1Ln, 8.13% (Term
SOFR+400bps), 3/4/28 12,500
4,987 Nielsen Holdings Term A 1Ln, 8.88% (Term
SOFR+475bps), 10/11/28(b) 4,738
5,000 Nielsen Holdings Term B 1Ln, 0.00% (Term
SOFR+500bps), 4/11/29(b) 4,755
20,972 Twitter Term B1 1Ln, 10.63% (Term
SOFR+650bps), 10/26/29(b) 20,555
58,220
Principal Amount Value
Bank Loans, continued
Metals & Mining (0.0%
†
):
$ 24,513 American Rock Salt Term 1Ln, 8.13% (Term
SOFR+400bps), 6/9/28(b) $ 18,247
5,021 American Rock Salt Term 1Ln, 11.13% (Term
SOFR+700bps), 6/12/28(b) 4,980
1,440 American Rock Salt Term 1Ln DD, 11.13% (Term
SOFR+700bps), 6/12/28(b) 1,428
1,646 American Rock Salt Term 1Ln DD, 11.13% (Term
SOFR+700bps), 6/12/28(b)+ 1,633
26,288
Multi-Utilities (0.0%
†
):
15,858 Club Car Term 1Ln, 8.13% (Term SOFR+400bps),
6/1/28(b) 15,439
Oil, Gas & Consumable Fuels (0.0%
†
):
19,949 Consolidated Energy Term B 1Ln, 8.63% (Term
SOFR+450bps), 11/15/30(b) 18,606
13 CVR Energy Term B 1Ln, 8.13% (Term
SOFR+400bps), 12/30/27(b) 13
18,619
Paper & Forest Products (0.0%
†
):
15,000 Ahlstrom Term B 1Ln, 8.13% (Term
SOFR+400bps), 5/23/30(b) 14,981
Pharmaceuticals (0.1%):
75,000 Bausch Health Term B 1Ln, 10.38% (Term
SOFR+625bps), 10/8/30(b) 73,805
35,823 Lonza Specialty Ingredients Term B 1Ln, 8.05%
(Term SOFR+392.5bps), 7/3/28(b) 32,245
106,050
Professional Services (0.0%
†
):
38,000 X Term 1Ln, 4.13% (Term SOFR+0bps),
10/26/29(b) 38,090
Semiconductors & Semiconductor Equipment (0.0%
†
):
35,158 Wolfspeed, Inc. PIK VAR, 4.13% (Term
SOFR+0bps), 6/23/30(b)(d) 35,158
Software (0.1%):
15,176 Finastra Term 1Ln, 11.38% (Term SOFR+725bps),
9/13/29(b) 15,176
4,173 ION Analytics Term 1Ln, 7.88% (Term
SOFR+375bps), 2/16/28(b) 4,171
33,803 M2s Group Term B 1Ln, 8.88% (Term
SOFR+475bps), 8/25/31(b) 33,448
15,959 Solera Term B 1Ln, 8.13% (Term SOFR+400bps),
6/2/28(b) 15,362
10,000 Solera Term PIK Term 2Ln, 13.13% (Term
SOFR+900bps), 6/4/29(b) 9,500
77,657
Specialized REITs (0.0%
†
):
30,000 Uniti Group Term B 1Ln, 8.13% (Term
SOFR+400bps), 9/27/32(b) 29,700
Specialty Retail (0.0%
†
):
5,000 American Axle Manufacturing Term C 1Ln, 7.38%
(Term SOFR+325bps), 9/20/32(b) 4,969
862 At Home Group Inc Term A, 12.13% (Term
SOFR+800bps), 10/17/25(b) 857
825 At Home Group Inc Term A, 12.13% (Term
SOFR+800bps), 10/17/25(b) 821

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Bank Loans, continued
Specialty Retail, continued
$ 324 At Home Group Inc Term A, 12.13%, 10/17/25(b)+ $ 323
30,000 At Home Group Inc Term B, 8.13% (Term
SOFR+400bps), 10/17/25(b)(d) 30
14,975 Staples Term B 1Ln, 9.88% (Term SOFR+575bps),
9/4/29(b) 14,168
21,168
Textiles, Apparel & Luxury Goods (0.0%
†
):
9,796 Tory Burch Term B 1Ln, 7.38% (Term
SOFR+325bps), 11/4/28(b) 9,635
Trading Companies & Distributors (0.0%
†
):
– Foundation Building Materials Term 1Ln, 4.13%
(Term SOFR+325bps), 1/31/28(b) —
Total Bank Loans (Cost $1,342,770) 1,292,959
Corporate Bonds (24.0%):
Aerospace & Defense (0.5%):
10,000 Boeing Co. (The), 6.30%, 5/1/29, Callable 4/1/29
@ 100 10,614
214,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 219,474
28,000 Boeing Co. (The), 6.39%, 5/1/31, Callable 3/1/31
@ 100 30,478
29,000 Boeing Co. (The), 6.53%, 5/1/34, Callable 2/1/34
@ 100 32,028
100,000 Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39
@ 100 101,380
44,000 Boeing Co. (The), 6.86%, 5/1/54, Callable 11/1/53
@ 100 50,042
65,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(b) 66,300
35,000 TransDigm, Inc., 6.00%, 1/15/33, Callable 9/15/27
@ 103(b) 35,350
35,000 TransDigm, Inc., 6.38%, 5/31/33, Callable 5/31/28
@ 103.19(b) 35,438
5,000 TransDigm, Inc., 6.25%, 1/31/34, Callable 8/31/28
@ 103.13(b) 5,125
25,000 TransDigm, Inc., 6.75%, 1/31/34, Callable 8/31/28
@ 103.38(b) 25,844
612,073
Air Freight & Logistics (0.0%
†
):
10,000 Clue Opco LLC, 9.50%, 10/15/31, Callable 10/15/26
@ 104.75(b) 10,675
Automobile Components (0.1%):
5,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
2/15/30, Callable 2/15/27 @ 103.38(b) 5,150
20,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
9/15/32, Callable 9/15/28 @ 103.38(b) 20,450
15,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 11/2/25 @ 102.75(b) 14,625
20,000 Patrick Industries, Inc., 6.38%, 11/1/32, Callable
11/1/27 @ 103.19(b) 20,250
13,000 Rivian Holdings LLC/Rivian LLC/Rivian Automotive
LLC, 10.00%, 1/15/31, Callable 1/15/28 @ 105(b) 12,058
5,000 ZF North America Capital, Inc., 7.50%, 3/24/31,
Callable 1/24/31 @ 100(b) 4,962
Principal Amount Value
Corporate Bonds, continued
Automobile Components, continued
$ 15,000 ZF North America Capital, Inc., 6.88%, 4/23/32,
Callable 2/23/32 @ 100(b) $ 14,344
91,839
Automobiles (0.0%
†
):
10,000 GPD Cos., Inc., 12.50%, 12/31/29, Callable 6/30/26
@ 106.25(b) 7,600
Banks (3.9%):
128,000 Bank of America Corp., 4.45%, 3/3/26, MTN 127,990
269,000 Bank of America Corp., 4.62% (SOFR), 5/9/29,
Callable 5/9/28 @ 100 272,361
790,000 Bank of America Corp., 5.02% (SOFR), 7/22/33,
Callable 7/22/32 @ 100 806,776
770,000 Citigroup, Inc., 4.30%, 11/20/26 771,965
150,000 Citigroup, Inc., 4.91% (SOFR), 5/24/33, Callable
5/24/32 @ 100 151,718
100,000 Citizens Financial Group, Inc., 2.64%, 9/30/32,
Callable 7/2/32 @ 100 85,349
120,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 124,471
91,000 JPMorgan Chase & Co., 5.10% (SOFR), 4/22/31,
Callable 4/22/30 @ 100 93,848
1,250,000 JPMorgan Chase & Co., 4.59% (SOFR), 4/26/33,
Callable 4/26/32 @ 100 1,251,475
108,000 JPMorgan Chase & Co., 5.57% (SOFR), 4/22/36,
Callable 4/22/35 @ 100 113,973
449,000 Wells Fargo & Co., 3.53% (SOFR), 3/24/28, Callable
3/24/27 @ 100 445,009
123,000 Wells Fargo & Co., 5.15% (SOFR), 4/23/31, Callable
4/23/30 @ 100 127,026
662,000 Wells Fargo & Co., 4.90% (SOFR), 7/25/33, Callable
7/25/32 @ 100 672,905
108,000 Wells Fargo & Co., 5.61% (SOFR), 4/23/36, Callable
4/23/35 @ 100 113,192
20,000 Western Alliance Bancorp, 3.00% (TSFR3M),
6/15/31, Callable 6/15/26 @ 100 19,421
5,177,479
Biotechnology (0.0%
†
):
31,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 10/18/25 @ 100(b) 25,497
Building Products (0.1%):
15,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(b) 14,100
50,000 Builders FirstSource, Inc., 6.75%, 5/15/35, Callable
5/15/30 @ 103.38(b) 52,063
14,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100 15,018
8,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100 8,712
10,000 Cornerstone Building Brands, Inc., 6.13%, 1/15/29,
Callable 11/2/25 @ 100(b) 8,125
10,000 Cornerstone Building Brands, Inc., 9.50%, 8/15/29,
Callable 8/15/26 @ 104.75(b) 9,688
10,000 JELD-WEN, Inc., 4.88%, 12/15/27, Callable 11/2/25
@ 100.81^(b) 9,725
20,000 Resideo Funding, Inc., 6.50%, 7/15/32, Callable
7/15/27 @ 103.25(b) 20,525
137,956

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Capital Markets (2.1%):
$ 71,000 Ares Strategic Income Fund, 5.45%, 9/9/28, Callable
8/9/28 @ 100(b) $ 71,487
58,000 Ares Strategic Income Fund, 5.80%, 9/9/30, Callable
8/9/30 @ 100(b) 58,772
15,000 BCPE Flavor Debt Merger Sub LLC and BCPE Flavor
Issuer, Inc., 9.50%, 7/1/32, Callable 7/1/28 @
104.75(b) 15,619
50,000 Beach Acquisition Bidco LLC, 10.00%, 7/15/33,
Callable 7/15/28 @ 103(b) 54,000
10,000 CrossCountry Intermediate Holdco, LLC, 6.50%,
10/1/30, Callable 10/1/27 @ 103.25(b) 10,025
16,000 EF Holdco / EF Cayman Hold / Ellington Fin REIT
Cayman/TRS / EF Cayman Non-MTM, 7.38%,
9/30/30, Callable 9/30/27 @ 103.69(b) 16,000
530,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 521,940
270,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 247,809
90,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 101,007
28,000 HAH Group Holding Co. LLC, 9.75%, 10/1/31,
Callable 10/1/27 @ 104.88(b) 26,600
50,000 Inversion Escrow Issuer LLC, 6.75%, 8/1/32,
Callable 8/1/28 @ 103.38(b) 49,125
30,000 Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.63%,
10/15/31, Callable 10/15/27 @ 103.31(b) 30,187
25,000 Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31,
Callable 6/30/27 @ 104.13(b) 19,437
20,000 MajorDrive Holdings IV LLC, 6.38%, 6/1/29, Callable
11/2/25 @ 101.59(b) 16,275
82,000 Morgan Stanley, 5.19% (SOFR), 4/17/31, Callable
4/17/30 @ 100 84,665
965,000 Morgan Stanley, 6.34% (SOFR), 10/18/33, Callable
10/18/32 @ 100 1,060,022
65,000 Morgan Stanley, 5.66% (SOFR), 4/17/36, Callable
4/17/35 @ 100 68,690
10,000 MPT Operating Partnership LP/MPT Finance Corp.,
4.63%, 8/1/29, Callable 10/13/25 @ 101.16 8,250
71,000 MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 71,588
25,000 Olympus Water US Holding Corp., 7.25%, 6/15/31,
Callable 6/15/27 @ 103.63(b) 25,344
120,000 Olympus Water US Holding Corp., 7.25%, 2/15/33,
Callable 10/1/28 @ 103.63(b) 120,000
16,847 SGUS LLC, 11.00%, 12/15/29, Callable 6/30/26
@ 103(b) 15,836
52,000 Sixth Street Specialty Lending, Inc., 6.13%, 3/1/29,
Callable 2/1/29 @ 100^ 53,587
10,000 Stonex Escrow Issuer LLC, 6.88%, 7/15/32, Callable
7/15/28 @ 103.44(b) 10,250
2,756,515
Chemicals (0.5%):
77,560 Advancion Sciences, Inc., 9.25%, 11/1/26, Callable
11/2/25 @ 100(b) 68,544
40,000 Allied Universal Holdco LLC, 7.88%, 2/15/31,
Callable 2/15/27 @ 103.94(b) 41,800
71,000 Celanese US Holdings LLC, 6.85%, 11/15/28,
Callable 10/15/28 @ 100 73,662
10,000 Celanese US Holdings LLC, 6.50%, 4/15/30, Callable
4/15/27 @ 103.25 10,041
Principal Amount Value
Corporate Bonds, continued
Chemicals, continued
$ 72,000 Celanese US Holdings LLC, 7.05%, 11/15/30,
Callable 9/15/30 @ 100 $ 74,340
30,000 Celanese US Holdings LLC, 6.75%, 4/15/33, Callable
4/15/28 @ 103.38^ 29,815
42,000 Celanese US Holdings LLC, 7.20%, 11/15/33,
Callable 8/15/33 @ 100 43,522
70,000 Chemours Co. (The), 5.75%, 11/15/28, Callable
10/13/25 @ 101.92(b) 68,250
15,000 Chemours Co. (The), 8.00%, 1/15/33, Callable
1/15/28 @ 104(b) 14,925
40,000 Entegris, Inc., 3.63%, 5/1/29, Callable 11/2/25 @
101.81(b) 38,000
50,000 Entegris, Inc., 5.95%, 6/15/30, Callable 10/13/25
@ 102.98(b) 50,500
16,000 Mativ Holdings, Inc., 8.00%, 10/1/29, Callable
10/1/26 @ 104^(b) 15,840
20,000 Methanex US Operations, Inc., 6.25%, 3/15/32,
Callable 9/15/31 @ 100(b) 20,425
15,000 Olin Corp., 5.63%, 8/1/29, Callable 11/2/25 @
101.88 15,038
60,000 Olin Corp., 6.63%, 4/1/33, Callable 4/1/28 @
103.31(b) 60,375
51,000 Tronox, Inc., 4.63%, 3/15/29, Callable 11/2/25 @
101.16(b) 33,150
35,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
11/2/25 @ 101.41(b) 32,594
15,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(b) 15,244
25,000 WR Grace Holdings LLC, 6.63%, 8/15/32, Callable
8/15/28 @ 103.31(b) 24,688
730,753
Commercial Services & Supplies (0.2%):
16,000 ADT Security Corp. (The), 5.88%, 10/15/33, Callable
10/15/32 @ 100(b) 16,000
20,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp., 6.88%, 6/15/30, Callable 6/15/27 @
103.44(b) 20,525
15,000 Beacon Mobility Corp., 7.25%, 8/1/30, Callable
8/1/27 @ 103.63(b) 15,581
5,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26
@ 103.19(b) 5,100
20,000 CoreCivic, Inc., 8.25%, 4/15/29, Callable 4/15/26
@ 104.13 21,050
20,000 GEO Group, Inc. (The), 8.63%, 4/15/29, Callable
4/15/26 @ 104.31 21,100
20,000 GEO Group, Inc. (The), 10.25%, 4/15/31, Callable
4/15/27 @ 105.13 22,000
6,000 JH North America Holdings, Inc., 6.13%, 7/31/32,
Callable 7/31/28 @ 103.06(b) 6,143
23,000 OT Midco, Inc., 10.00%, 2/15/30, Callable 2/15/27
@ 105(b) 15,554
53,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25^(b) 54,921
15,000 Reworld Holding Corp., 4.88%, 12/1/29, Callable
11/2/25 @ 102.44(b) 14,138
20,000 TKC Holdings, Inc., 6.88%, 5/15/28, Callable
11/2/25 @ 101.72(b) 20,150
20,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
11/2/25 @ 102.63(b) 20,500

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$ 10,000 Waste Pro USA, Inc., 7.00%, 2/1/33, Callable
2/1/28 @ 103.5(b) $ 10,362
263,124
Construction & Engineering (0.1%):
30,000 AECOM, 6.00%, 8/1/33, Callable 8/1/28 @ 103(b) 30,600
85,000 Artera Services LLC, 8.50%, 2/15/31, Callable
2/15/27 @ 104.25(b) 75,012
15,000 Pike Corp., 8.63%, 1/31/31, Callable 1/31/27 @
104.31(b) 16,031
35,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 11/2/25 @ 104.13(b) 35,438
10,000 Williams Scotsman, Inc., 6.63%, 4/15/30, Callable
4/15/27 @ 103.31(b) 10,250
167,331
Construction Materials (0.1%):
15,000 Ameritex Holdco Intermediate LLC, 7.63%, 8/15/33,
Callable 8/15/28 @ 103.81(b) 15,544
30,000 Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28,
Callable 11/2/25 @ 101(b) 29,888
20,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(b) 21,050
10,000 Star Holding LLC, 8.75%, 8/1/31, Callable 8/1/27
@ 104.38(b) 9,887
76,369
Consumer Finance (1.2%):
370,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100 389,240
40,000 Ally Financial, Inc., 6.65% (H15T5Y), 1/17/40,
Callable 10/19/34 @ 100 39,992
5,000 Ally Financial, Inc., Series C, 4.70% (H15T7Y),
12/31/99, Callable 5/15/28 @ 100 4,624
55,000 Ally Financial, Inc., Series B, 4.70% (H15T5Y),
Callable 5/15/26 @ 100 53,818
355,000 Capital One Financial Corp., 4.10%, 2/9/27, Callable
11/9/26 @ 100 353,920
275,000 Capital One Financial Corp., 5.25% (SOFR), 7/26/30,
Callable 7/26/29 @ 100 282,567
15,000 Ford Motor Credit Co. LLC, 5.73%, 9/5/30, Callable
8/5/30 @ 100 15,156
10,000 Navient Corp., 5.00%, 3/15/27, Callable 9/15/26
@ 100 9,962
15,000 Navient Corp., 4.88%, 3/15/28, Callable 6/15/27
@ 100 14,738
7,000 Navient Corp., 5.50%, 3/15/29, Callable 6/15/28
@ 100 6,869
10,000 Navient Corp., 7.88%, 6/15/32, Callable 9/15/31
@ 100 10,550
15,000 OneMain Finance Corp., 6.13%, 5/15/30, Callable
11/15/29 @ 100 15,206
45,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
11/2/25 @ 102 41,850
15,000 OneMain Finance Corp., 7.13%, 9/15/32, Callable
6/15/28 @ 103.56 15,525
10,000 OneMain Finance Corp., 6.50%, 3/15/33, Callable
9/15/28 @ 103.25 10,013
14,000 PRA Group, Inc., 8.88%, 1/31/30, Callable 6/1/26
@ 104.44(b) 14,455
Principal Amount Value
Corporate Bonds, continued
Consumer Finance, continued
$ 14,000 SLM Corp., 6.50%, 1/31/30, Callable 12/31/29 @
100 $ 14,595
266,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 262,997
1,556,077
Consumer Staples Distribution & Retail (0.1%):
45,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable
11/2/25 @ 100(b) 42,581
20,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc., 9.00%, 2/15/29,
Callable 2/15/26 @ 104.5(b) 21,050
15,000 Performance Food Group, Inc., 6.13%, 9/15/32,
Callable 9/15/27 @ 103.06(b) 15,319
10,000 US Foods, Inc., 4.63%, 6/1/30, Callable 11/2/25 @
102.31(b) 9,788
10,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(b) 10,475
20,000 US Foods, Inc., 5.75%, 4/15/33, Callable 10/15/27
@ 102.88(b) 20,100
15,000 Wholesale Grocers Term, 0.00%, 8/5/30(b) 14,625
133,938
Containers & Packaging (0.1%):
39,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 4.00%, 9/1/29,
Callable 11/2/25 @ 101(b) 36,075
15,000 Clydesdale Acquisition Holdings, Inc., 6.63%,
4/15/29, Callable 11/2/25 @ 103.31(b) 15,150
50,000 Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/30, Callable 11/2/25 @ 104.38(b) 51,250
20,000 Clydesdale Acquisition Holdings, Inc., 6.75%,
4/15/32, Callable 4/15/28 @ 103.38(b) 20,525
20,000 Crown Americas LLC, 5.88%, 6/1/33, Callable
6/1/28 @ 102.94(b) 20,150
20,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(b) 18,700
25,000 Graphic Packaging International LLC, 6.38%,
7/15/32, Callable 5/15/27 @ 103.19(b) 25,344
4,000 Sealed Air Corp., 5.00%, 4/15/29, Callable 11/2/25
@ 102.5(b) 3,970
191,164
Distributors (0.0%
†
):
30,244 Saks Global Enterprises LLC, 11.00%, 12/15/29,
Callable 12/15/26 @ 105.5(b) 15,424
Diversified Consumer Services (0.1%):
5,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 5,056
22,000 Sotheby's, 7.38%, 10/15/27, Callable 10/13/25 @
100(b) 21,972
37,000 StoneMor, Inc., 8.50%, 5/15/29, Callable 11/2/25
@ 102.13(b) 36,121
15,000 Wand NewCo. 3, Inc., 7.63%, 1/30/32, Callable
1/30/27 @ 103.81(b) 15,788
45,000 Wayfair LLC, 7.25%, 10/31/29, Callable 10/31/26
@ 103.63(b) 46,519

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$ 53,000 Wayfair LLC, 7.75%, 9/15/30, Callable 9/15/27 @
103.88(b) $ 55,650
181,106
Diversified REITs (0.1%):
22,000 BW Real Estate, Inc., 9.50% (H15T5Y), Callable
3/30/30 @ 100(b) 22,696
35,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100 29,848
112,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 101,646
16,000 Uniti Group, LP/Uniti Group Finance, Inc./CSL
Capital LLC, 10.50%, 2/15/28, Callable 10/6/25 @
105.25(b) 16,840
171,030
Diversified Telecommunication Services (0.1%):
16,000 ATP Tower Holdings/Andean Telecom Partners Chile
SpA/Andean Tower Partners C, 7.88%, 2/3/30,
Callable 2/3/27 @ 103.94(b) 16,380
5,000 Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable
10/13/25 @ 100(b) 4,850
15,000 Cogent Communications Group LLC/Cogent Finance,
Inc., 7.00%, 6/15/27, Callable 11/2/25 @ 101.75(b) 14,944
40,000 Cogent Communications Group LLC/Cogent
Finance, Inc., 7.00%, 6/15/27, Callable 10/13/25
@ 101.75(b) 39,850
15,000 Connect Holding II LLC, 10.50%, 4/3/31, Callable
12/24/27 @ 100(b) 14,987
10,000 Discovery Communications LLC, 5.00%, 9/20/37,
Callable 3/20/37 @ 100 8,575
10,000 Discovery Communications LLC, 6.35%, 6/1/40 9,150
30,000 Windstream Services LLC, 7.50%, 10/15/33,
Callable 10/15/28 @ 103.75(b) 29,963
45,000 Windstream Services LLC/Windstream Escrow
Finance Corp., 8.25%, 10/1/31, Callable 10/1/27
@ 104.13(b) 46,575
185,274
Electric Utilities (0.8%):
16,000 AES Corp. (The), 6.95% (H15T5Y), 7/15/55, Callable
4/15/30 @ 100 15,720
35,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 11/2/25 @
101.47(b) 34,737
130,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 121,353
160,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(b) 141,760
15,000 Edison International, 6.25%, 3/15/30, Callable
2/15/30 @ 100 15,584
15,000 Edison International, 8.13% (H15T5Y), 6/15/53,
Callable 3/15/28 @ 100^ 15,319
15,000 Edison International, 7.88% (H15T5Y), 6/15/54,
Callable 3/15/29 @ 100 15,244
10,000 Edison International, Series B, 5.00% (H15T5Y),
Callable 12/15/26 @ 100 9,522
110,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 108,527
10,000 Hawaiian Electric Co., Inc., 6.00%, 10/1/33, Callable
10/1/28 @ 103(b) 10,050
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 15,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable
10/18/25 @ 100.96 $ 15,019
30,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable
10/13/25 @ 100.84(b) 28,332
25,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(b) 23,108
25,000 NRG Energy, Inc., 5.75%, 1/15/34, Callable
10/15/28 @ 102.88(b) 24,969
20,000 NRG Energy, Inc., 6.25%, 11/1/34, Callable 11/1/29
@ 103.13(b) 20,475
25,000 NRG Energy, Inc., 6.00%, 1/15/36, Callable
10/15/30 @ 103(b) 25,007
20,000 PacifiCorp, 7.38% (H15T5Y), 9/15/55, Callable
6/17/30 @ 100 21,025
26,000 PG&E Corp, 7.38% (H15T5Y), 3/15/55, Callable
12/15/29 @ 100 26,812
35,000 PG&E Corp., 5.25%, 7/1/30, Callable 10/13/25 @
102.63 34,475
100,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 97,602
141,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 134,966
70,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
10/13/25 @ 100(b) 69,825
25,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(b) 26,406
1,035,837
Electrical Equipment (0.0%
†
):
10,000 WESCO Distribution, Inc., 6.38%, 3/15/33, Callable
3/15/28 @ 103.19(b) 10,350
Electronic Equipment, Instruments & Components (0.0%
†
):
30,000 Coherent Corp., 5.00%, 12/15/29, Callable 11/2/25
@ 102.5(b) 29,550
15,000 Insight Enterprises, Inc., 6.63%, 5/15/32, Callable
5/15/27 @ 103.31(b) 15,375
44,925
Energy Equipment & Services (0.1%):
11,000 Kodiak Gas Services LLC, 6.50%, 10/1/33, Callable
10/1/28 @ 103.25(b) 11,192
15,000 Kodiak Gas Services LLC, 6.75%, 10/1/35, Callable
10/1/30 @ 103.38(b) 15,394
11,000 Nabors Industries, Inc., 7.38%, 5/15/27, Callable
11/2/25 @ 101.84(b) 11,137
15,000 Nabors Industries, Inc., 8.88%, 8/15/31, Callable
8/15/27 @ 104.44^(b) 13,875
5,000 SESI LLC, 7.88%, 9/30/30, Callable 9/30/27 @
103.94(b) 5,000
20,000 XPLR Infrastructure Operating Partners LP, 8.38%,
1/15/31, Callable 9/15/27 @ 104.19^(b) 20,925
22,000 XPLR Infrastructure Operating Partners LP, 8.63%,
3/15/33, Callable 3/15/28 @ 104.31^(b) 23,018
100,541
Entertainment (0.0%
†
):
5,000 Park River Holdings, Inc., 8.00%, 3/15/31, Callable
9/15/26 @ 104(b) 5,063

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Financial Services (2.0%):
$ 5,000 Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/1/32,
Callable 7/1/28 @ 103.38(b) $ 5,138
10,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
5.00%, 5/1/28, Callable 11/2/25 @ 101.25(b) 9,700
20,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
9.00%, 8/1/29, Callable 8/1/26 @ 104.5(b) 20,825
39,000 Air Lease Corp., Series C, 4.13% (H15T5Y), Callable
12/15/26 @ 100 37,901
25,000 APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2 LLC,
7.88%, 11/1/29, Callable 11/1/26 @ 103.94(b) 26,094
10,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 10/15/32, Callable 10/15/27 @
103.31(b) 10,175
5,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 7/15/33, Callable 7/15/28 @
103.31(b) 5,075
224,000 Athene Global Funding, 5.34%, 1/15/27(b) 226,729
101,000 Athene Global Funding, 5.58%, 1/9/29(b) 104,315
150,000 Blackstone Private Credit Fund, 7.30%, 11/27/28,
Callable 10/27/28 @ 100 159,776
15,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 14,794
15,000 Block, Inc., 5.63%, 8/15/30, Callable 8/15/27 @
102.81(b) 15,206
25,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 23,188
10,000 Block, Inc., 6.00%, 8/15/33, Callable 8/15/28 @
103(b) 10,200
15,000 Camelot Return Merger Sub, Inc., 8.75%, 8/1/28,
Callable 11/2/25 @ 103.28(b) 14,475
10,000 Champions Financing, Inc., 8.75%, 2/15/29, Callable
2/15/26 @ 104.38^(b) 9,575
190,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 188,328
130,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 123,852
70,000 Corebridge Financial, Inc., 4.40%, 4/5/52, Callable
10/5/51 @ 100 57,649
30,000 EMRLD Borrower LP/Emerald Co.-Issuer, Inc.,
6.63%, 12/15/30, Callable 6/15/26 @ 103.31(b) 30,750
60,000 Equitable Holdings, Inc., 4.57%, 2/15/29, Callable
11/15/28 @ 100(b) 60,404
45,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
11/2/25 @ 101.69(b) 44,438
242,000 Hps Corporate Lending Fund, 5.45%, 1/14/28,
Callable 12/14/27 @ 100 244,136
5,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 6.25%, 5/15/26, Callable 11/2/25 @ 100 4,994
55,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 54,037
25,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 10.00%, 11/15/29, Callable 5/15/29 @
100(b) 25,125
40,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 9.00%, 6/15/30, Callable 12/15/29 @ 100 38,600
70,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100 70,835
17,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 15,341
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 76,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100 $ 78,816
30,000 Jane Street Group/JSG Finance, Inc., 6.13%,
11/1/32, Callable 11/1/27 @ 103.06(b) 30,375
30,000 Jane Street Group/JSG Finance, Inc., 6.75%,
5/1/33, Callable 5/1/28 @ 103.38(b) 31,050
22,000 Jefferson Capital Holdings LLC, 8.25%, 5/15/30,
Callable 5/15/27 @ 104.13(b) 23,018
15,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 11/2/25
@ 101.19(b) 14,681
15,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 7.00%, 7/15/31, Callable 7/15/27
@ 103.5(b) 15,713
20,000 Level 3 Financing, Inc., 3.63%, 1/15/29, Callable
10/13/25 @ 100.91(b) 17,350
10,000 Level 3 Financing, Inc., 4.88%, 6/15/29, Callable
3/22/26 @ 102.31(b) 9,463
10,000 Level 3 Financing, Inc., 3.75%, 7/15/29, Callable
11/2/25 @ 100.94(b) 8,525
35,000 Level 3 Financing, Inc., 4.50%, 4/1/30, Callable
3/22/26 @ 102.13(b) 31,894
40,000 Level 3 Financing, Inc., 3.88%, 10/15/30, Callable
10/13/25 @ 101.81(b) 34,900
20,000 Level 3 Financing, Inc., 4.00%, 4/15/31, Callable
10/13/25 @ 101.88(b) 17,225
40,000 Level 3 Financing, Inc., 6.88%, 6/30/33, Callable
6/30/28 @ 103.44(b) 40,650
30,000 Level 3 Financing, Inc., 7.00%, 3/31/34, Callable
8/31/28 @ 103.5(b) 30,525
63,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 11/2/25 @ 100^ 60,952
25,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 18,406
15,000 MPT Operating Partnership LP/MPT Finance Corp.,
8.50%, 2/15/32, Callable 2/15/28 @ 104.25(b) 15,919
15,000 PBF Holding Co. LLC/PBF Finance Corp., 9.88%,
3/15/30, Callable 3/15/27 @ 104.94(b) 15,675
15,000 PennyMac Financial Services, Inc., 6.88%, 2/15/33,
Callable 2/15/28 @ 103.44(b) 15,487
15,000 PennyMac Financial Services, Inc., 6.75%, 2/15/34,
Callable 8/15/28 @ 103.38(b) 15,281
15,000 Shift4 Payments LLC/Shift4 Payments Finance Sub,
Inc., 6.75%, 8/15/32, Callable 8/15/27 @ 103.38(b) 15,506
84,000 Sixth Street Lending Partners, 6.13%, 7/15/30,
Callable 6/15/30 @ 100(b) 86,732
87,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 82,287
232,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 209,797
20,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 11/2/25 @ 103(b) 18,075
30,000 UWM Holdings LLC, 6.63%, 2/1/30, Callable 2/1/27
@ 103.31(b) 30,525
15,000 UWM Holdings LLC, 6.25%, 3/15/31, Callable
3/15/28 @ 103.13(b) 14,925
8,000 VFH Parent LLC/Valor Co.-Issuer, Inc., 7.50%,
6/15/31, Callable 6/15/27 @ 103.75(b) 8,250

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 10,000 Walker & Dunlop, Inc., 6.63%, 4/1/33, Callable
4/1/28 @ 103.31(b) $ 10,288
15,000 WEX, Inc., 6.50%, 3/15/33, Callable 3/15/28 @
103.25(b) 15,281
50,000 Wrangler Holdco Corp., 6.63%, 4/1/32, Callable
4/1/27 @ 103.31(b) 52,062
2,721,288
Food Products (0.4%):
40,000 Lamb Weston Holdings, Inc., 4.38%, 1/31/32,
Callable 1/31/27 @ 102.19(b) 37,800
88,000 Mars, Inc., 4.80%, 3/1/30, Callable 2/1/30 @ 100(b) 89,626
66,000 Mars, Inc., 5.00%, 3/1/32, Callable 1/1/32 @ 100(b) 67,425
55,000 Mars, Inc., 5.20%, 3/1/35, Callable 12/1/34 @
100(b) 56,180
54,000 Mars, Inc., 5.65%, 5/1/45, Callable 11/1/44 @
100(b) 54,660
100,000 Mars, Inc., 5.70%, 5/1/55, Callable 11/1/54 @
100(b) 101,018
18,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(b) 16,785
45,000 Post Holdings, Inc., 6.38%, 3/1/33, Callable 9/1/27
@ 103.19(b) 45,450
15,000 Post Holdings, Inc., 6.25%, 10/15/34, Callable
10/15/29 @ 103.13(b) 15,131
20,000 Quikrete Holdings, Inc., 6.38%, 3/1/32, Callable
3/1/28 @ 103.19(b) 20,675
504,750
Ground Transportation (0.1%):
15,000 Avis Budget Car Rental LLC/Avis Budget Finance,
Inc., 8.38%, 6/15/32, Callable 6/15/28 @ 104.19(b) 15,675
20,000 Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable
4/15/27 @ 103.13(b) 20,300
57,000 Uber Technologies, Inc., 4.15%, 1/15/31, Callable
12/15/30 @ 100 56,238
45,000 Uber Technologies, Inc., 4.80%, 9/15/35, Callable
6/15/35 @ 100 44,498
136,711
Health Care Equipment & Supplies (0.1%):
20,000 DaVita, Inc., 6.75%, 7/15/33, Callable 7/15/28 @
103.38(b) 20,625
60,000 Medline Borrower LP, 3.88%, 4/1/29, Callable
11/2/25 @ 100.97(b) 57,900
15,000 Sotera Health Holdings LLC, 7.38%, 6/1/31, Callable
6/1/27 @ 103.69(b) 15,731
94,256
Health Care Providers & Services (1.4%):
10,000 Acadia Healthcare Co., Inc., 7.38%, 3/15/33,
Callable 3/15/28 @ 103.69^(b) 10,387
15,000 AdaptHealth LLC, 5.13%, 3/1/30, Callable 10/13/25
@ 102.56(b) 14,288
630,000 Centene Corp., 4.63%, 12/15/29, Callable 11/2/25
@ 102.31 606,603
50,000 CHS/Community Health Systems, Inc., 6.13%,
4/1/30, Callable 11/2/25 @ 103.06(b) 36,250
60,000 CHS/Community Health Systems, Inc., 5.25%,
5/15/30, Callable 11/2/25 @ 102.63(b) 54,150
115,000 CHS/Community Health Systems, Inc., 4.75%,
2/15/31, Callable 2/15/26 @ 102.38(b) 99,188
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 15,000 CHS/Community Health Systems, Inc., 9.75%,
1/15/34, Callable 8/15/28 @ 104.88(b) $ 15,337
62,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 63,143
25,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 25,687
71,000 CVS Health Corp., 6.75% (H15T5Y), 12/10/54,
Callable 9/10/34 @ 100 72,757
55,000 DaVita, Inc., 4.63%, 6/1/30, Callable 11/2/25 @
102.31(b) 52,662
203,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 211,273
110,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 104,831
64,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 62,449
32,000 IQVIA, Inc., 6.25%, 6/1/32, Callable 6/1/28 @
103.13(b) 32,880
10,000 LifePoint Health, Inc., 10.00%, 6/1/32, Callable
6/1/27 @ 105(b) 10,475
5,000 ModivCare, Inc., 5.00%, 10/1/29, Callable 11/2/25
@ 101.25(b) 6
15,000 Molina Healthcare, Inc., 3.88%, 11/15/30, Callable
8/17/30 @ 100(b) 13,875
30,000 Molina Healthcare, Inc., 6.25%, 1/15/33, Callable
1/15/28 @ 103.13(b) 30,300
45,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
4.13%, 4/30/28, Callable 11/2/25 @ 101.03(b) 43,481
10,000 Owens & Minor, Inc., 4.50%, 3/31/29, Callable
11/2/25 @ 101.13^(b) 8,050
15,000 Owens & Minor, Inc., 6.63%, 4/1/30, Callable
11/2/25 @ 103.31^(b) 12,375
15,000 Prime Healthcare Services, Inc., 9.38%, 9/1/29,
Callable 9/1/26 @ 104.69(b) 15,600
10,000 Radiology Partners, Inc., 8.50%, 7/15/32, Callable
7/15/28 @ 104.25(b) 10,337
8,000 Sally Holdings LLC/Sally Capital, Inc., 6.75%,
3/1/32, Callable 3/1/27 @ 103.38^ 8,290
20,000 Select Medical Corp., 6.25%, 12/1/32, Callable
12/1/27 @ 103.13^(b) 19,950
8,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(b) 8,200
10,000 Team Health Holdings, Inc., 8.38%, 6/30/28,
Callable 8/1/26 @ 100(b) 10,162
125,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
11/2/25 @ 100 124,844
40,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
11/2/25 @ 102.19 38,800
37,000 US Acute Care Solutions LLC, 9.75%, 5/15/29,
Callable 5/15/26 @ 104.88(b) 37,833
1,854,463
Health Care REITs (0.6%):
20,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(b) 19,400
98,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 91,966
435,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 417,508
25,000 Omega Healthcare Investors, Inc., 3.25%, 4/15/33,
Callable 1/15/33 @ 100 22,047

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Health Care REITs, continued
$ 230,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 $ 209,300
760,221
Hotels, Restaurants & Leisure (0.2%):
5,000 Caesars Entertainment, Inc., 6.00%, 10/15/32,
Callable 10/15/27 @ 103^(b) 4,925
55,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 11/2/25
@ 103.38(b) 51,425
75,000 Hilton Domestic Operating Co., Inc., 5.88%,
3/15/33, Callable 3/15/28 @ 102.94(b) 76,406
15,000 Hilton Domestic Operating Co., Inc., 5.75%,
9/15/33, Callable 7/1/28 @ 102.88(b) 15,150
15,000 Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower, Inc., 6.63%, 1/15/32, Callable
1/15/27 @ 103.31(b) 15,150
27,000 LFS Topco LLC, 8.75%, 7/15/30, Callable 7/15/27
@ 104.38(b) 27,135
25,000 Life Time, Inc., 6.00%, 11/15/31, Callable 11/15/27
@ 103(b) 25,281
10,000 Lindblad Expeditions LLC, 7.00%, 9/15/30, Callable
9/15/27 @ 103.5(b) 10,188
10,000 Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC, 8.25%, 4/15/30,
Callable 4/15/27 @ 104.13(b) 10,363
15,000 Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC, 11.88%, 4/15/31,
Callable 4/15/27 @ 105.94(b) 15,656
10,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 9,700
261,379
Household Durables (0.3%):
20,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 11/2/25 @ 102.31(b) 18,875
10,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
6.88%, 8/1/33, Callable 8/1/28 @ 103.44(b) 10,088
15,000 Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable
3/15/27 @ 103.75(b) 15,225
15,000 Century Communities, Inc., 6.63%, 9/15/33,
Callable 9/15/28 @ 103.31(b) 15,131
14,000 Dream Finders Homes, Inc., 6.88%, 9/15/30,
Callable 9/15/27 @ 103.44(b) 14,088
15,000 LGI Homes, Inc., 8.75%, 12/15/28, Callable
12/15/25 @ 104.38(b) 15,619
36,000 LGI Homes, Inc., 7.00%, 11/15/32, Callable
11/15/27 @ 103.5(b) 35,055
8,000 New Home Co., Inc. (The), 8.50%, 11/1/30, Callable
11/1/27 @ 104.25(b) 8,250
25,000 Newell Brands, Inc., 8.50%, 6/1/28, Callable 3/1/28
@ 100(b) 26,531
25,000 Newell Brands, Inc., 6.38%, 5/15/30, Callable
2/15/30 @ 100^ 24,781
15,000 Newell Brands, Inc., 6.63%, 5/15/32, Callable
2/15/32 @ 100 14,775
20,000 Newell Brands, Inc., 7.38%, 4/1/36, Callable
10/1/35 @ 100 19,850
79,276 Spin Holdco, Inc., 0.00% (Term SOFR+400bps),
3/6/28, Callable 11/2/25 @ 100(b) 66,111
Principal Amount Value
Corporate Bonds, continued
Household Durables, continued
$ 15,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(b) $ 14,025
16,000 TopBuild Corp., 5.63%, 1/31/34, Callable 9/30/28
@ 102.81(b) 15,940
35,000 Whirlpool Corp., 6.13%, 6/15/30, Callable 3/15/30
@ 100 35,000
35,000 Whirlpool Corp., 6.50%, 6/15/33, Callable 3/15/33
@ 100 35,000
5,000 Whirlpool Corp., 5.75%, 3/1/34, Callable 12/1/33
@ 100^ 4,810
389,154
Independent Power and Renewable Electricity Producers
(0.2%):
280,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(b) 269,920
20,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 10/13/25 @ 101.19(b) 19,700
25,000 Clearway Energy Operating LLC, 3.75%, 1/15/32,
Callable 1/15/27 @ 101.88(b) 22,437
15,000 Lightning Power LLC, 7.25%, 8/15/32, Callable
8/15/27 @ 103.63(b) 15,863
20,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
11/2/25 @ 100(b)(d) 50
327,970
Industrial Conglomerates (0.1%):
50,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(b) 49,625
24,788 Brand Industrial Services, Inc., 0.00% (Term
SOFR+450bps), 8/1/30, Callable 11/2/25 @ 100(b) 22,408
15,000 Enpro, Inc., 6.13%, 6/1/33, Callable 6/1/28 @
103.06(b) 15,356
15,000 Global Partners LP/GLP Finance Corp., 8.25%,
1/15/32, Callable 1/15/27 @ 104.13(b) 15,788
103,177
Insurance (0.2%):
25,000 Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29,
Callable 6/15/26 @ 104.25(b) 26,219
10,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
11/2/25 @ 101.22(b) 9,675
160,000 Pacific LifeCorp, 5.13%, 1/30/43(b) 152,348
10,000 Station Casinos LLC, 6.63%, 3/15/32, Callable
3/15/27 @ 103.31(b) 10,238
36,000 Western-Southern Global Funding, 4.90%, 5/1/30(b) 36,686
235,166
Interactive Media & Services (0.0%
†
):
15,000 Snap, Inc., 6.88%, 3/1/33, Callable 3/1/28 @
103.44(b) 15,300
10,000 Snap, Inc., 6.88%, 3/15/34, Callable 9/15/28 @
103.44(b) 10,137
25,437
IT Services (0.1%):
15,000 Amentum Holdings, Inc., 7.25%, 8/1/32, Callable
8/1/27 @ 103.63(b) 15,525
25,000 Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @
103.25 25,781
29,000 CoreWeave, Inc., 9.25%, 6/1/30, Callable 6/1/27
@ 104.63(b) 29,906

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
IT Services, continued
$ 36,000 CoreWeave, Inc., 9.00%, 2/1/31, Callable 2/1/28
@ 104.5(b) $ 36,585
11,000 Paychex, Inc., 5.10%, 4/15/30, Callable 3/15/30
@ 100 11,304
15,000 Paychex, Inc., 5.35%, 4/15/32, Callable 2/15/32
@ 100 15,538
38,000 X Ai LLC/X Ai Co. Issuer Corp., 12.50%, 6/30/30,
Callable 7/15/27 @ 106.25 39,900
174,539
Leisure Products (0.0%
†
):
15,000 Amer Sports Co., 6.75%, 2/16/31, Callable 2/16/27
@ 103.38(b) 15,600
5,000 Fiesta Purchaser, Inc., 7.88%, 3/1/31, Callable
3/1/27 @ 103.94(b) 5,263
5,000 Fiesta Purchaser, Inc., 9.63%, 9/15/32, Callable
9/15/27 @ 104.81(b) 5,387
26,250
Machinery (0.0%
†
):
5,000 New Flyer Holdings, Inc., 9.25%, 7/1/30, Callable
7/1/27 @ 104.63(b) 5,350
Media (1.3%):
25,000 Advantage Sales & Marketing, Inc., 6.50%,
11/15/28, Callable 10/13/25 @ 101.63^(b) 21,531
160,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/1/30, Callable 11/2/25 @ 101.58(b) 153,200
68,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.10%, 6/1/29,
Callable 5/1/29 @ 100 71,347
16,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.30%, 2/1/32,
Callable 11/1/31 @ 100 13,668
160,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100 151,464
47,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 49,942
80,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 68,929
252,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 199,352
10,000 Clear Channel Outdoor Holdings, Inc., 7.75%,
4/15/28, Callable 11/2/25 @ 101.94(b) 9,975
25,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
6/1/29, Callable 11/2/25 @ 101.88^(b) 24,281
20,000 Clear Channel Outdoor Holdings, Inc., 7.88%,
4/1/30, Callable 10/1/26 @ 103.94(b) 21,000
25,000 Clear Channel Outdoor Holdings, Inc., 7.13%,
2/15/31, Callable 8/15/27 @ 103.56(b) 25,813
25,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
3/15/33, Callable 9/15/28 @ 103.75(b) 26,125
5,000 CMG Media Corp., 8.88%, 6/18/29, Callable
11/1/25 @ 104.44(b) 4,600
49,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25
@ 102.31(b) 17,150
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 130,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25
@ 102.06(b) $ 85,150
42,000 DISH DBS Corp., 7.75%, 7/1/26 41,580
5,000 DISH DBS Corp., 5.25%, 12/1/26, Callable 6/1/26
@ 100(b) 4,900
14,000 DISH DBS Corp., 7.38%, 7/1/28, Callable 10/13/25
@ 100 12,845
56,000 DISH DBS Corp., 5.13%, 6/1/29 47,880
109,004 EchoStar Corp., 6.75%, 11/30/30, Callable 11/30/26
@ 102 112,138
10,000 EW Scripps Co. The, 9.88%, 8/15/30, Callable
8/15/27 @ 104.94(b) 9,387
25,000 Lamar Media Corp., 5.38%, 11/1/33, Callable
11/1/28 @ 102.69(b) 24,812
243,000 Time Warner Cable LLC, 6.75%, 6/15/39 253,146
107,000 Time Warner Cable, Inc., 4.50%, 9/15/42, Callable
3/15/42 @ 100 85,655
65,000 Uniti Group LP / Uniti Group Finance 2019 Inc / CSL
Capital LLC, 8.63%, 6/15/32, Callable 6/15/28 @
104.31(b) 62,075
15,000 Uniti Group LP/Uniti Group Finance, Inc./CSL
Capital LLC, 6.50%, 2/15/29, Callable 10/13/25 @
101.63(b) 14,063
40,000 Univision Communications, Inc., 8.00%, 8/15/28,
Callable 11/2/25 @ 104(b) 41,400
62,000 Univision Communications, Inc., 8.50%, 7/31/31,
Callable 7/31/27 @ 104.25(b) 63,937
25,000 Univision Communications, Inc., 9.38%, 8/1/32,
Callable 8/1/28 @ 104.69(b) 26,563
4,000 Warnermedia Holdings, Inc., 4.28%, 3/15/32,
Callable 12/15/31 @ 100 3,650
15,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 11,962
5,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 3,725
1,763,245
Metals & Mining (0.1%):
15,000 Century Aluminum Co., 6.88%, 8/1/32, Callable
8/1/28 @ 103.44(b) 15,544
20,000 Cleveland-Cliffs, Inc., 7.50%, 9/15/31, Callable
3/15/28 @ 103.75(b) 20,625
10,000 Cleveland-Cliffs, Inc., 7.38%, 5/1/33, Callable 5/1/28
@ 103.69(b) 10,175
10,000 Cleveland-Cliffs, Inc., 7.63%, 1/15/34, Callable
1/15/29 @ 103.81(b) 10,300
10,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
10/13/25 @ 102.06 9,575
24,000 Light & Wonder International, Inc., 6.25%, 10/1/33,
Callable 10/1/28 @ 103.13(b) 24,030
30,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(b) 27,262
10,000 Novelis Corp., 6.38%, 8/15/33, Callable 8/15/28 @
103.19(b) 10,100
127,611
Mortgage Real Estate Investment Trusts (REITs) (0.2%):
20,000 PennyMac Financial Services, Inc., 6.88%, 5/15/32,
Callable 5/15/28 @ 103.44(b) 20,675

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Mortgage Real Estate Investment Trusts (REITs), continued
$ 15,000 Rithm Capital Corp., 8.00%, 4/1/29, Callable 4/1/26
@ 104(b) $ 15,356
5,000 Rithm Capital Corp., 8.00%, 7/15/30, Callable
7/15/27 @ 104(b) 5,119
55,000 Rocket Cos., Inc., 6.13%, 8/1/30, Callable 8/1/27
@ 103.06(b) 56,512
55,000 Rocket Cos., Inc., 6.38%, 8/1/33, Callable 8/1/28
@ 103(b) 56,925
10,000 Starwood Property Trust, Inc., 5.25%, 10/15/28,
Callable 7/15/28 @ 100(b) 10,002
20,000 Starwood Property Trust, Inc., 6.50%, 7/1/30,
Callable 1/1/30 @ 100(b) 20,625
30,000 Starwood Property Trust, Inc., 6.50%, 10/15/30,
Callable 4/15/30 @ 100(b) 31,050
10,000 Starwood Property Trust, Inc., 5.75%, 1/15/31,
Callable 7/15/30 @ 100(b) 9,972
226,236
Multi-Utilities (0.0%
†
):
55,000 Sempra, 6.00%, 10/15/39 57,184
Office REITs (0.3%):
11,000 COPT Defense Properties LP, 4.50%, 10/15/30,
Callable 9/15/30 @ 100 10,894
290,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100^ 270,425
50,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 49,084
330,403
Oil, Gas & Consumable Fuels (2.6%):
15,000 Alpha Generation LLC, 6.75%, 10/15/32, Callable
10/15/27 @ 103.38(b) 15,487
10,000 Antero Midstream Partners LP/Antero Midstream
Finance Corp., 5.75%, 10/15/33, Callable 10/15/28
@ 102.88(b) 9,950
35,000 California Resources Corp., 8.25%, 6/15/29, Callable
6/15/26 @ 104.13(b) 36,488
5,000 California Resources Corp., 7.00%, 1/15/34(b) 4,956
17,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 8.13%, 1/15/27, Callable 11/2/25
@ 102.03(b) 16,788
36,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 10/13/25
@ 104.88(b) 35,550
30,000 CITGO Petroleum Corp., 6.38%, 6/15/26, Callable
11/2/25 @ 100(b) 30,000
15,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
11/2/25 @ 104.19(b) 15,619
55,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 11/2/25 @ 102.38(b) 52,525
15,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
11/2/25 @ 103(b) 15,000
20,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(b) 21,180
55,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(b) 58,650
16,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(b) 17,045
30,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(b) 32,029
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 18,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(b) $ 19,675
50,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
10/18/25 @ 102.25(b) 49,813
30,000 CVR Energy, Inc., 8.50%, 1/15/29, Callable 1/15/26
@ 104.25(b) 30,525
60,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 61,153
100,000 DCP Midstream Operating LP, 5.60%, 4/1/44,
Callable 10/1/43 @ 100 96,396
35,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 11/2/25 @ 101.78(b) 35,087
30,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 3/15/29, Callable 3/15/26 @
104.31(b) 31,237
10,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.38%, 6/30/33, Callable 6/30/28 @
103.69(b) 10,200
190,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 193,133
35,000 Energy Transfer LP, 7.38%, 2/1/31, Callable 2/1/26
@ 103.69(b) 36,531
155,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 132,304
8,000 Energy Transfer LP, Series G, 7.13% (H15T5Y),
Callable 5/15/30 @ 100 8,235
2,000 Energy Transfer, LP, 6.50% (H15T5Y), 2/15/56,
Callable 11/15/30 @ 100 1,995
2,000 Energy Transfer, LP, 6.75% (H15T5Y), 2/15/56,
Callable 11/15/35 @ 100 1,995
8,000 Excelerate Energy, LP, 8.00%, 5/15/30, Callable
5/15/27 @ 104(b) 8,480
5,000 Global Partners LP/GLP Finance Corp., 7.13%,
7/1/33, Callable 7/1/28 @ 103.56(b) 5,113
24,000 Gran Tierra Energy, Inc., 9.50%, 10/15/29, Callable
10/15/26 @ 104.75^(b) 20,250
25,000 Harvest Midstream I LP, 7.50%, 5/15/32, Callable
5/15/27 @ 103.75(b) 25,563
150,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 150,390
109,000 Hess Corp., 7.30%, 8/15/31 125,302
30,000 Hess Midstream Operations LP, 5.13%, 6/15/28,
Callable 11/2/25 @ 100.85(b) 29,962
15,000 Howard Midstream Energy Partners LLC, 7.38%,
7/15/32, Callable 7/15/27 @ 103.69(b) 15,525
10,000 Howard Midstream Energy Partners LLC, 6.63%,
1/15/34, Callable 1/15/29 @ 103.31(b) 10,175
30,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
12/15/25 @ 103.31(b) 30,787
20,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
11/2/25 @ 102.94(b) 20,100
22,000 Kosmos Energy, Ltd., 7.13%, 4/4/26, Callable
10/13/25 @ 100(b) 21,835
15,000 Kosmos Energy, Ltd., 7.75%, 5/1/27, Callable
10/13/25 @ 101.94(b) 14,606
408,000 Mesquite Energy, Inc., 7.25%, Callable 0 @ –(d) 41
25,000 Moss Creek Resources Holdings, Inc., 8.25%,
9/1/31, Callable 9/1/27 @ 104.13(b) 24,437
200,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 200,381

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 8,000 New Fortress Energy, Inc., 6.50%, 9/30/26, Callable
11/2/25 @ 100(b) $ 2,000
38,000 NFE Financing LLC, 12.00%, 11/15/29, Callable
11/15/26 @ 106(b) 10,640
112,000 Occidental Petroleum Corp., 7.50%, 5/1/31 125,440
33,000 ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27
@ 100 33,063
34,000 ONEOK, Inc., 4.40%, 10/15/29, Callable 9/15/29
@ 100 33,959
67,000 ONEOK, Inc., 4.75%, 10/15/31, Callable 8/15/31
@ 100 66,773
25,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 11/2/25 @ 100 24,750
20,000 PBF Holding Co. LLC/PBF Finance Corp., 7.88%,
9/15/30, Callable 9/15/26 @ 103.94(b) 19,750
30,000 Plains All American Pipeline LP, Series B, 8.58%
(TSFR3M), Callable 11/2/25 @ 100 30,299
15,000 Prairie Acquiror, LP, 9.00%, 8/1/29, Callable 2/1/26
@ 104.5(b) 15,525
230,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 230,846
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 11/2/25 @ 100 5,000
60,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 11/2/25 @ 100.98 60,000
10,000 Sunoco, LP, 5.63%, 3/15/31, Callable 9/15/27 @
102.81(b) 9,925
10,000 Sunoco, LP, 5.88%, 3/15/34, Callable 9/15/28 @
102.94(b) 9,900
25,000 Sunoco, LP, 7.88% (H15T5Y), Callable 9/18/30 @
100(b) 25,446
60,000 Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp, 6.00%, 12/31/30, Callable 12/31/25
@ 103(b) 59,100
60,000 Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp, 6.00%, 9/1/31, Callable 9/1/26 @
103(b) 58,500
15,000 Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp., 6.75%, 3/15/34, Callable 3/15/29
@ 103.38(b) 14,850
15,000 Talos Production, Inc., 9.38%, 2/1/31, Callable
2/1/27 @ 104.69(b) 15,638
43,000 Targa Resources Corp., 4.90%, 9/15/30, Callable
8/15/30 @ 100 43,668
105,000 Targa Resources Corp., 5.65%, 2/15/36, Callable
11/15/35 @ 100 107,019
5,000 TransMontaigne Partners LLC, 8.50%, 6/15/30,
Callable 3/15/27 @ 104.25(b) 5,206
30,000 USA Compression Partners LP/USA Compression
Finance Corp., 6.88%, 9/1/27, Callable 10/15/25
@ 100 30,000
16,000 USA Compression Partners, LP, 6.25%, 10/1/33,
Callable 10/1/28 @ 103.13^(b) 16,060
15,000 Venture Global Plaquemines LNG LLC, 7.50%,
5/1/33, Callable 12/1/32 @ 100(b) 16,556
30,000 Venture Global Plaquemines LNG LLC, 6.50%,
1/15/34, Callable 7/15/33 @ 100(b) 31,538
25,000 Venture Global Plaquemines LNG LLC, 6.75%,
1/15/36, Callable 7/15/35 @ 100(b) 26,594
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 15,000 WBI Operating LLC, 6.25%, 10/15/30, Callable
10/15/27 @ 103.13(b) $ 15,000
15,000 WBI Operating LLC, 6.50%, 10/15/33, Callable
10/15/28 @ 103.25(b) 15,000
400,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 400,448
220,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 219,343
3,550,329
Passenger Airlines (0.1%):
23,000 JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%,
9/20/31, Callable 8/27/27 @ 104.94^(b) 23,345
14,000 OneSky Flight LLC, 8.88%, 12/15/29, Callable
12/15/26 @ 104.44(b) 14,752
21,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 7.88%, 5/1/27, Callable 11/2/25 @
101.97^(b) 21,311
61,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 11/2/25 @
103.19(b) 59,633
119,041
Pharmaceuticals (0.0%
†
):
10,000 Bausch Health Americas, Inc., 8.50%, 1/31/27,
Callable 11/2/25 @ 100(b) 9,900
27,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
5.13%, 4/30/31, Callable 4/30/26 @ 102.56(b) 23,591
20,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
7.88%, 5/15/34, Callable 5/15/29 @ 103.94(b) 18,550
10,000 Organon & Co./Organon Foreign Debt Co-Issuer BV,
6.75%, 5/15/34, Callable 5/15/29 @ 103.38(b) 9,550
61,591
Professional Services (0.1%):
10,000 ASGN, Inc., 4.63%, 5/15/28, Callable 10/13/25 @
100(b) 9,800
25,000 CACI International, Inc., 6.38%, 6/15/33, Callable
6/15/28 @ 103.19(b) 25,719
12,000 Paychex, Inc., 5.60%, 4/15/35, Callable 1/15/35
@ 100 12,558
25,000 Science Applications International Corp., 5.88%,
11/1/33, Callable 11/1/28 @ 102.94(b) 25,000
15,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56(b) 15,469
29,000 Verisk Analytics, Inc., 4.50%, 8/15/30, Callable
7/15/30 @ 100 29,070
65,000 Verisk Analytics, Inc., 5.13%, 2/15/36, Callable
11/15/35 @ 100 65,494
183,110
Real Estate Management & Development (0.9%):
10,000 Anywhere Real Estate Group LLC/Anywhere Co.-
Issuer Corp., 7.00%, 4/15/30, Callable 10/18/25 @
102.63^(b) 10,100
10,000 Anywhere Real Estate Group LLC/Realogy Co.-Issuer
Corp., 5.75%, 1/15/29, Callable 10/18/25 @
101.44(b) 9,575
5,000 Anywhere Real Estate Group LLC/Realogy Co.-
Issuer Corp., 9.75%, 4/15/30, Callable 4/15/27 @
104.88(b) 5,456

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Real Estate Management & Development, continued
$ 421,000 Brandywine Operating Partnership LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 $ 412,352
288,000 Brandywine Operating Partnership LP, 8.30%,
3/15/28, Callable 2/15/28 @ 100 303,819
150,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 135,411
98,000 COPT Defense Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 96,937
27,000 COPT Defense Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 25,013
85,000 COPT Defense Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 76,687
20,000 Forestar Group, Inc., 6.50%, 3/15/33, Callable
3/15/28 @ 103.25(b) 20,425
25,000 Howard Hughes Corp. (The), 4.38%, 2/1/31,
Callable 2/1/26 @ 102.19(b) 23,438
20,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
11/2/25 @ 101.19 18,600
100,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(b) 94,534
10,000 RHP Hotel Properties LP/RHP Finance Corp., 6.50%,
6/15/33, Callable 6/15/28 @ 103.25(b) 10,262
1,242,609
Retail REITs (0.8%):
22,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 22,078
387,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 382,672
237,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 213,401
390,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 393,143
1,011,294
Semiconductors & Semiconductor Equipment (0.5%):
10,000 Amkor Technology, Inc., 5.88%, 10/1/33, Callable
10/1/28 @ 102.94(b) 10,062
597,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100(b) 521,551
55,000 Broadcom, Inc., 3.42%, 4/15/33, Callable 1/15/33
@ 100(b) 50,699
20,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
11/2/25 @ 100(b) 19,400
24,000 Solstice Advanced Materials, Inc., 5.63%, 9/30/33,
Callable 9/30/28 @ 102.81(b) 24,000
625,712
Software (0.4%):
60,000 Cloud Software Group, Inc., 9.00%, 9/30/29,
Callable 11/2/25 @ 104.5(b) 62,250
10,000 Cloud Software Group, Inc., 6.63%, 8/15/33,
Callable 8/15/28 @ 103.31(b) 10,262
35,000 Fair Isaac Corp., 6.00%, 5/15/33, Callable 5/15/28
@ 103(b) 35,437
10,000 Gen Digital, Inc., 6.25%, 4/1/33, Callable 4/1/28 @
103.13(b) 10,250
15,000 Helios Software Holdings, Inc. / ION Corporate
Solutions Finance Sarl, 8.75%, 5/1/29, Callable
5/1/26 @ 104.38(b) 15,525
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 56,000 Neptune Bidco US, Inc., 9.13% (Term
SOFR+500bps), 4/11/29, Callable 11/2/25 @
104.65(b) $ 54,740
43,000 Oracle Corp., 4.45%, 9/26/30, Callable 8/26/30
@ 100 42,929
71,000 Oracle Corp., 4.80%, 9/26/32, Callable 7/26/32
@ 100 70,969
65,000 Oracle Corp., 5.20%, 9/26/35, Callable 6/26/35
@ 100 65,265
40,000 Oracle Corp., 5.88%, 9/26/45, Callable 3/26/45
@ 100 40,059
50,000 Oracle Corp., 5.95%, 9/26/55, Callable 3/26/55
@ 100 49,667
52,000 Oracle Corp., 6.10%, 9/26/65, Callable 3/26/65
@ 100 51,767
8,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(b) 8,230
517,350
Specialized REITs (0.1%):
10,000 Millrose Properties, Inc., 6.38%, 8/1/30, Callable
8/1/27 @ 103.19(b) 10,150
15,000 Millrose Properties, Inc., 6.25%, 9/15/32, Callable
9/15/28 @ 103.13(b) 15,019
17,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 17,643
21,000 VICI Properties, LP, 4.75%, 4/1/28, Callable 3/1/28
@ 100 21,180
63,992
Specialty Retail (0.3%):
10,000 American Axle & Manufacturing, Inc., 6.38%,
10/15/32, Callable 10/15/28 @ 103.19(b) 9,975
25,000 American Axle & Manufacturing, Inc., 7.75%,
10/15/33, Callable 10/15/28 @ 103.88(b) 25,188
47,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 47,245
200,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 197,384
41,000 Carvana Co., 5.88%, 10/1/28, Callable 10/13/25 @
101.47(b) 40,078
10,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/26 @
100(b) 9,200
35,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(b) 38,062
18,000 GrubHub Holdings, Inc., 5.50%, 7/1/27, Callable
10/6/25 @ 100 18,000
20,000 Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @
105.38(b) 19,800
30,000 Staples, Inc., 12.75%, 1/15/30, Callable 6/15/27
@ 106.38(b) 24,075
15,000 ZF North America Capital, Inc., 6.88%, 4/14/28,
Callable 3/14/28 @ 100(b) 15,206
444,213
Technology Hardware, Storage & Peripherals (0.3%):
58,000 Dell International LLC/EMC Corp., 4.15%, 2/15/29,
Callable 1/15/29 @ 100 57,834
100,000 Dell International LLC/EMC Corp., 4.50%, 2/15/31,
Callable 1/15/31 @ 100 99,652

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$ 75,000 Dell International LLC/EMC Corp., 4.75%, 10/6/32,
Callable 8/6/32 @ 100 $ 74,659
130,000 Dell International LLC/EMC Corp., 5.10%, 2/15/36,
Callable 11/15/35 @ 100 129,001
361,146
Textiles, Apparel & Luxury Goods (0.0%
†
):
7,000 Wolverine World Wide, Inc., 4.00%, 8/15/29,
Callable 11/2/25 @ 101(b) 6,387
Trading Companies & Distributors (0.1%):
15,000 FTAI Aviation Investors LLC, 7.88%, 12/1/30,
Callable 12/1/26 @ 103.94(b) 15,919
10,000 FTAI Aviation Investors LLC, 7.00%, 6/15/32,
Callable 6/15/27 @ 103.5(b) 10,450
30,000 Herc Holdings, Inc., 7.00%, 6/15/30, Callable
6/15/27 @ 103.5(b) 31,050
20,000 Herc Holdings, Inc., 7.25%, 6/15/33, Callable
6/15/28 @ 103.63(b) 20,825
20,000 QXO Building Products, Inc., 6.75%, 4/30/32,
Callable 4/30/28 @ 103.38(b) 20,700
35,000 United Rentals North America, Inc., 6.13%,
3/15/34, Callable 3/15/29 @ 103.06(b) 36,312
135,256
Transportation Infrastructure (0.0%
†
):
10,000 Rockies Express Pipeline LLC, 6.75%, 3/15/33,
Callable 3/15/28 @ 103.38(b) 10,413
Water Utilities (0.0%
†
):
35,000 Standard Building Solutions, Inc., 6.25%, 8/1/33,
Callable 8/1/28 @ 103.13(b) 35,394
Total Corporate Bonds (Cost $32,616,782) 32,180,567
Yankee Debt Obligations (6.7%):
Aerospace & Defense (0.0%
†
):
40,000 Bombardier, Inc., 7.00%, 6/1/32, Callable 6/1/27
@ 103.5(b) 41,750
Air Freight & Logistics (0.0%
†
):
15,000 Azorra Finance, Ltd., 7.25%, 1/15/31, Callable
7/15/27 @ 103.63(b) 15,619
Automobile Components (0.0%
†
):
15,000 Forvia SE, 6.75%, 9/15/33, Callable 9/15/28 @
103.38(b) 15,150
Automobiles (0.0%
†
):
25,000 Aston Martin Capital Holdings, Ltd., 10.00%,
3/31/29, Callable 3/15/26 @ 105(b) 24,469
Banks (1.3%):
270,000 Barclays PLC, 5.09% (US0003M), 6/20/30, Callable
6/20/29 @ 100 272,941
129,000 BNP Paribas SA, 5.79% (SOFR), 1/13/33, Callable
1/13/32 @ 100(b) 135,289
200,000 Commonwealth Bank of Australia, 3.61% (H15T5Y),
9/12/34, Callable 9/12/29 @ 100(b) 191,756
550,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(b) 551,339
286,000 NatWest Group plc, 3.07% (H15T1Y), 5/22/28,
Callable 5/22/27 @ 100 280,995
200,000 Societe Generale SA, 5.50% (H15T1Y), 4/13/29,
Callable 4/13/28 @ 100(b) 203,500
Principal Amount Value
Yankee Debt Obligations, continued
Banks, continued
$ 135,000 Westpac Banking Corp., 4.11% (H15T5Y), 7/24/34,
Callable 7/24/29 @ 100 $ 132,215
1,768,035
Biotechnology (0.0%
†
):
10,000 Grifols SA, 4.75%, 10/15/28, Callable 11/2/25 @
101.19(b) 9,600
Capital Markets (0.5%):
35,000 C&W Senior Finance, Ltd., 9.00%, 1/15/33, Callable
1/15/28 @ 104.5(b) 36,575
42,000 Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27,
Callable 3/1/26 @ 104.38(b) 43,155
25,000 Herens Holdco Sarl, 4.75%, 5/15/28, Callable
11/2/25 @ 101.88(b) 21,711
200,000 NTT Finance Corp., 4.62%, 7/16/28(b) 201,931
314,000 UBS Group AG, 1.49% (H15T1Y), 8/10/27, Callable
8/10/26 @ 100(b) 306,074
609,446
Chemicals (0.0%
†
):
30,000 Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29
@ 100 29,962
20,000 Methanex Corp., 5.65%, 12/1/44, Callable 6/1/44
@ 100 16,800
46,762
Commercial Services & Supplies (0.0%
†
):
39,000 Ambipar Lux Sarl, 9.88%, 2/6/31, Callable 2/6/27
@ 104.94(b) 6,825
15,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(b) 15,619
22,444
Consumer Staples Distribution & Retail (0.4%):
550,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 3.00%, 5/15/32, Callable 2/15/32
@ 100 490,510
Diversified Telecommunication Services (0.2%):
40,000 Altice France Holding SA, 6.00%, 2/15/28, Callable
8/2/25 @ –(b) 14,000
100,000 Altice France SA, 5.13%, 1/15/29, Callable 8/2/25
@ –(b) 86,500
40,000 Altice France SA, 5.13%, 7/15/29, Callable 8/2/25
@ –(b) 34,600
25,000 Altice France SA, 5.50%, 10/15/29, Callable 8/2/25
@ –(b) 21,625
15,000 Axian Telecom Holding & Management plc, 7.25%,
7/11/30, Callable 7/11/27 @ 103.63(b) 15,356
25,000 IHS Holding, Ltd., 5.63%, 11/29/26, Callable
11/2/25 @ 101.41(b) 24,742
46,000 Liquid Telecommunications Financing plc, 5.50%,
9/4/26, Callable 11/2/25 @ 100(b) 40,078
8,000 TELUS Corp., 7.00% (H15T5Y), 10/15/55, Callable
7/15/35 @ 100 8,440
15,000 TELUS Corp., 6.63% (H15T5Y), 10/15/55, Callable
7/15/30 @ 100 15,319
260,660

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Electric Utilities (0.0%
†
):
$ 31,000 EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime
Energia SpA, 5.38%, 12/30/30, Callable 12/30/25
@ 102.69(b) $ 28,791
Electrical Equipment (0.0%
†
):
30,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
11/2/25 @ 101(b) 28,762
Energy Equipment & Services (0.0%
†
):
10,000 Nabors Industries, Ltd., 7.50%, 1/15/28, Callable
11/2/25 @ 101.88(b) 9,975
15,000 TGS ASA, 8.50%, 1/15/30, Callable 1/15/27 @
104.25(b) 15,394
5,000 Transocean International, Ltd., 7.88%, 10/15/32,
Callable 10/15/28 @ 103.94(b) 5,000
15,000 Viridien, 10.00%, 10/15/30, Callable 4/15/27 @
105(b) 15,450
45,819
Entertainment (0.1%):
80,000 Flutter Treasury DAC, 5.88%, 6/4/31, Callable
4/15/27 @ 102.94(b) 81,397
Financial Services (0.8%):
25,000 1011778 BC ULC/New Red Finance, Inc., 5.63%,
9/15/29, Callable 9/15/26 @ 102.81(b) 25,281
15,000 1261229 BC, Ltd., 10.00%, 4/15/32, Callable
4/15/28 @ 105(b) 15,337
251,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 250,899
209,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 205,515
234,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100 215,073
7,000 Altice Financing SA, 9.63%, 7/15/27, Callable
11/2/25 @ 104.81(b) 6,300
62,000 Altice Financing SA, 5.75%, 8/15/29, Callable
11/2/25 @ 101.44(b) 46,655
14,000 Avolon Holdings Funding, Ltd., 6.38%, 5/4/28,
Callable 4/4/28 @ 100(b) 14,626
10,000 Avolon Holdings Funding, Ltd., 5.15%, 1/15/30,
Callable 12/15/29 @ 100(b) 10,150
49,000 Avolon Holdings Funding, Ltd., 5.38%, 5/30/30,
Callable 4/30/30 @ 100(b) 50,191
25,000 GGAM Finance, Ltd., 7.75%, 5/15/26, Callable
11/15/25 @ 100(b) 24,987
20,000 GGAM Finance, Ltd., 6.88%, 4/15/29, Callable
4/15/26 @ 103.44(b) 20,700
30,000 GGAM Finance, Ltd., 5.88%, 3/15/30, Callable
9/15/26 @ 102.94(b) 30,413
5,000 Macquarie Airfinance Holdings, Ltd., 6.40%,
3/26/29, Callable 2/26/29 @ 100(b) 5,247
20,000 Macquarie Airfinance Holdings, Ltd., 8.13%,
3/30/29, Callable 10/8/25 @ 104.06(b) 20,815
45,000 Sable International Finance, Ltd., 7.13%, 10/15/32,
Callable 10/15/27 @ 103.56(b) 45,671
14,000 TrueNoord Capital DAC, 8.75%, 3/1/30, Callable
3/1/27 @ 104.38(b) 14,875
45,000 VTR Finance NV, 6.38%, 7/15/28, Callable 11/2/25
@ 100(b) 43,988
1,046,723
Principal Amount Value
Yankee Debt Obligations, continued
Hotels, Restaurants & Leisure (0.3%):
$ 50,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 10/15/25 @ 102(b) $ 47,125
10,000 Carnival Corp., 5.13%, 5/1/29, Callable 2/1/29 @
100(b) 10,000
15,000 Carnival Corp., 5.75%, 3/15/30, Callable 12/15/29
@ 100(b) 15,300
30,000 Carnival Corp., 5.88%, 6/15/31, Callable 3/15/31
@ 100(b) 30,675
10,000 Carnival Corp., 5.75%, 8/1/32, Callable 5/1/32 @
100(b) 10,163
55,000 Carnival Corp., 6.13%, 2/15/33, Callable 2/15/28
@ 103.06(b) 56,375
15,000 NCL Corp., Ltd., 5.88%, 1/15/31, Callable 9/15/27
@ 102.94(b) 15,000
30,000 NCL Corp., Ltd., 6.75%, 2/1/32, Callable 2/1/28 @
103.38(b) 30,825
15,000 NCL Corp., Ltd., 6.25%, 9/15/33, Callable 9/15/28
@ 103.13(b) 15,075
20,000 Royal Caribbean Cruises, Ltd., 5.63%, 9/30/31,
Callable 9/30/27 @ 102.81(b) 20,400
65,000 Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33,
Callable 8/1/27 @ 103(b) 66,625
30,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(b) 32,175
40,000 Viking Cruises, Ltd., 5.88%, 10/15/33, Callable
10/15/28 @ 102.94(b) 39,964
389,702
Independent Power and Renewable Electricity Producers
(0.0%
†
):
32,000 California Buyer, Ltd./Atlantica Sustainable
Infrastructure plc, 6.38%, 2/15/32, Callable
11/15/27 @ 103.19(b) 32,800
15,000 South Bow Canadian Infrastructure Holdings, Ltd.,
7.50% (H15T5Y), 3/1/55, Callable 12/1/34 @ 100 15,937
48,737
Insurance (0.2%):
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y), 4/2/49, Callable 4/2/29 @ 100(b) 201,460
IT Services (0.1%):
25,000 Maya SAS, 7.00%, 4/15/32, Callable 12/1/27 @
103.5(b) 25,563
15,000 Seagate Data Storage Technology Pte, Ltd., 8.25%,
12/15/29, Callable 7/15/26 @ 104.13(b) 15,881
15,000 Seagate Data Storage Technology Pte, Ltd., 5.88%,
7/15/30, Callable 6/1/27 @ 102.94(b) 15,300
56,744
Media (0.0%
†
):
50,000 Virgin Media Finance plc, 5.00%, 7/15/30, Callable
11/2/25 @ 102.5(b) 46,067
10,000 Ziggo BV, 4.88%, 1/15/30, Callable 11/2/25 @
101.22(b) 9,412
55,479
Metals & Mining (0.2%):
10,000 Alcoa Nederland Holding BV, 7.13%, 3/15/31,
Callable 3/15/27 @ 103.56(b) 10,468
15,000 Capstone Copper Corp., 6.75%, 3/31/33, Callable
3/31/28 @ 103.38(b) 15,413

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$ 5,000 Champion Iron Canada, Inc., 7.88%, 7/15/32,
Callable 7/15/28 @ 103.94(b) $ 5,231
30,000 ERO Copper Corp., 6.50%, 2/15/30, Callable
11/2/25 @ 103.25(b) 29,962
35,000 First Quantum Minerals, Ltd., 8.00%, 3/1/33,
Callable 3/1/28 @ 104(b) 36,925
9,000 Ivanhoe Mines, Ltd., 7.88%, 1/23/30, Callable
1/23/27 @ 103.94(b) 9,292
15,000 Mineral Resources, Ltd., 8.13%, 5/1/27, Callable
8/2/25 @ –(b) 15,000
15,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
11/2/25 @ 102(b) 15,263
20,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
11/2/25 @ 104.63(b) 20,900
25,000 Mineral Resources, Ltd., 8.50%, 5/1/30, Callable
11/2/25 @ 104.25(b) 25,906
10,000 Mineral Resources, Ltd., 7.00%, 4/1/31, Callable
4/1/28 @ 103.5(b) 10,125
32,611 Samarco Mineracao SA, 9.50%, 6/30/31, Callable
10/18/25 @ 100(b) 32,774
24,000 Volcan Cia Minera SAA, Class B, 8.75%, 1/24/30,
Callable 9/10/26 @ 103(b) 24,960
252,219
Oil, Gas & Consumable Fuels (1.2%):
15,000 Baytex Energy Corp., 7.38%, 3/15/32, Callable
3/15/27 @ 103.69(b) 14,569
55,000 Canacol Energy, Ltd., 5.75%, 11/24/28, Callable
11/2/25 @ 102.88(b) 18,837
5,000 Consolidated Energy Finance SA, 6.50%, 5/15/26,
Callable 10/13/25 @ 100(b) 4,875
20,000 Consolidated Energy Finance SA, 5.63%, 10/15/28,
Callable 11/2/25 @ 101.41(b) 16,625
20,000 Consolidated Energy Finance SA, 12.00%, 2/15/31,
Callable 2/15/27 @ 106^(b) 18,350
80,000 EG Global Finance plc, 12.00%, 11/30/28, Callable
5/30/26 @ 106(b) 87,903
20,000 Energean PLC, 6.50%, 4/30/27, Callable 11/2/25
@ 100(b) 19,875
30,000 Golar LNG, Ltd., 7.50%, 10/2/30, Callable 10/2/27
@ 103.75(b) 29,700
30,000 Parkland Corp., 6.63%, 8/15/32, Callable 8/15/27
@ 103.31(b) 30,675
120,000 Petroleos Mexicanos, 5.95%, 1/28/31, Callable
10/28/30 @ 100 115,650
665,000 Petroleos Mexicanos, 6.70%, 2/16/32, Callable
11/16/31 @ 100 656,687
662,000 Petroleos Mexicanos, 6.75%, 9/21/47 545,323
8,154 Transocean Aquila, Ltd., 8.00%, 9/30/28, Callable
10/13/25 @ 104(b) 8,358
45,000 Transocean International, Ltd., 8.75%, 2/15/30,
Callable 2/15/26 @ 104.38(b) 47,250
41,000 Tullow Oil PLC, 10.25%, 5/15/26, Callable 11/2/25
@ 100(b) 34,748
4,905 Yinson Boronia Production BV, 8.95%, 7/31/42,
Callable 7/31/40 @ 100(b) 5,457
1,654,882
Principal Amount Value
Yankee Debt Obligations, continued
Paper & Forest Products (0.0%
†
):
$ 15,000 Ahlstrom Holding 3 Oy, 4.88%, 2/4/28, Callable
11/2/25 @ 101.22(b) $ 14,444
Pharmaceuticals (0.4%):
5,000 Bausch Health Cos, Inc., 5.25%, 1/30/30, Callable
10/18/25 @ 102.63(b) 3,525
15,000 Bausch Health Cos., Inc., 4.88%, 6/1/28, Callable
11/2/25 @ 101.22(b) 13,425
37,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(b) 38,619
6,000 Teva Pharmaceutical Finance III BV, 3.15%, 10/1/26 5,880
200,000 Teva Pharmaceutical Finance III BV, 6.00%,
12/1/32, Callable 9/1/32 @ 100 207,500
210,000 Teva Pharmaceutical Finance IV BV, 5.75%,
12/1/30, Callable 9/1/30 @ 100 215,775
484,724
Software (0.1%):
30,000 ION Trading Technologies Sarl, 5.75%, 5/15/28,
Callable 11/2/25 @ 101.44(b) 29,494
60,000 Open Text Corp., 3.88%, 2/15/28, Callable 11/2/25
@ 100(b) 58,350
87,844
Sovereign Bond (0.5%):
200,000 Colombia Government International Bond, 7.38%,
4/25/30, Callable 3/25/30 @ 100 213,757
250,000 Dominican Republic International Bond, 6.00%,
7/19/28(b) 258,750
230,000 Saudi Government International Bond, 3.25%,
10/22/30(b) 218,893
691,400
Technology Hardware, Storage & Peripherals (0.1%):
35,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 4.85%,
8/19/32, Callable 6/19/32 @ 100 35,022
102,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 5.25%,
8/19/35, Callable 5/19/35 @ 100 103,260
138,282
Textiles, Apparel & Luxury Goods (0.0%
†
):
10,000 Gildan Activewear, Inc., 4.70%, 10/7/30, Callable
9/7/30 @ 100(b) 9,985
Trading Companies & Distributors (0.0%
†
):
15,000 Aircastle, Ltd., 5.25% (H15T5Y), Callable 6/15/26
@ 100(b) 14,925
Transportation Infrastructure (0.0%
†
):
9,000 Phoenix Aviation Capital, Ltd., 9.25%, 7/15/30,
Callable 7/15/27 @ 104.63(b) 9,551
Wireless Telecommunication Services (0.3%):
315,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 10/13/25 @ 102.08(b) 317,363
40,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(b) 37,800
355,163
Total Yankee Debt Obligations (Cost $9,095,160) 9,001,478
U.S. Government Agency Mortgages (19.3%):
Federal Home Loan Mortgage Corporation (6.0%):
19,236 2.50%, 7/1/31, Pool #V61246 18,693
32,380 2.50%, 8/1/31, Pool #V61273 31,514
121,671 3.50%, 3/1/32, Pool #C91403 120,505

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 392,586 3.50%, 7/1/32, Pool #C91467 $ 388,818
39,534 3.00%, 4/1/33, Pool #G18684 38,561
154,959 3.50%, 10/1/34, Pool #C91793 155,450
328,358 4.00%, 5/1/37, Pool #C91938 322,433
15,667 3.50%, 4/1/40, Pool #V81744 14,616
30,705 3.50%, 5/1/40, Pool #V81750 28,645
26,570 3.50%, 6/1/40, Pool #V81792 24,787
17,219 3.50%, 8/1/40, Pool #V81886 16,063
13,761 3.50%, 9/1/40, Pool #V81958 12,838
18,249 4.50%, 1/1/41, Pool #A96051 18,355
109,808 2.00%, 3/1/41, Pool #SC0136 96,652
20,285 4.50%, 3/1/41, Pool #A97673 20,395
30,728 4.50%, 4/1/41, Pool #A97942 30,894
– 2.00%, 4/1/41, Pool #RB5108 —
102,884 5.00%, 6/1/41, Pool #G06596 106,746
17,117 2.00%, 7/1/41, Pool #RB5118 14,769
17,791 2.00%, 10/1/41, Pool #RB5131 15,352
373,498 4.50%, 1/1/42, Pool #G60517 366,907
– 2.00%, 4/1/42, Pool #SC0481 —
55,383 3.00%, 12/1/42, Pool #C04320 50,822
14,476 4.00%, 5/1/43, Pool #Q18481 13,985
20,451 4.00%, 7/1/43, Pool #Q19597 19,757
18,529 4.00%, 10/1/43, Pool #Q22499 17,900
17,326 4.00%, 1/1/44, Pool #V80950 16,673
66,384 3.50%, 1/1/44, Pool #G60271 62,777
131,129 3.50%, 1/1/44, Pool #G07922 123,432
82,999 4.00%, 1/1/45, Pool #Q30720 80,447
64,355 4.00%, 2/1/45, Pool #G07949 61,957
13,574 3.50%, 3/1/45, Pool #Q32328 12,879
31,144 3.50%, 3/1/45, Pool #Q32008 29,548
21,308 3.50%, 3/1/45, Pool #Q31974 20,215
10,296 3.00%, 5/1/45, Pool #Q33468 9,490
83,913 3.50%, 5/1/45, Pool #Q33547 79,330
16,413 3.50%, 6/1/45, Pool #Q33791 15,517
92,678 3.00%, 6/1/45, Pool #Q34156 83,053
100,988 3.50%, 6/1/45, Pool #Q34164 95,474
8,102 3.00%, 7/1/45, Pool #Q34979 7,325
23,469 3.00%, 7/1/45, Pool #Q34759 21,515
43,082 4.00%, 8/1/45, Pool #Q35845 41,781
6,976 4.00%, 9/1/45, Pool #Q37853 6,793
124,435 3.50%, 11/1/45, Pool #Q37467 118,055
2,808 4.00%, 11/1/45, Pool #Q38812 2,679
5,602 4.00%, 2/1/46, Pool #Q38782 5,448
1,395 4.00%, 2/1/46, Pool #Q38879 1,366
10,674 4.00%, 2/1/46, Pool #Q38783 10,249
5,483 4.00%, 4/1/46, Pool #Q39975 5,333
20,814 4.00%, 4/1/46, Pool #V82292 20,352
46,592 3.50%, 5/1/46, Pool #G60603 43,963
137,014 3.50%, 5/1/46, Pool #G60553 128,808
39,472 3.50%, 5/1/46, Pool #Q40647 37,059
129,513 3.50%, 9/1/46, Pool #Q43257 122,207
7,054 4.00%, 9/1/47, Pool #Q50433 6,872
13,604 4.00%, 10/1/47, Pool #Q51189 13,252
8,256 4.00%, 2/1/48, Pool #Q54192 7,928
93,375 4.00%, 5/1/48, Pool #Q55992 89,671
282,350 4.00%, 6/1/48, Pool #G67713 272,771
36,067 4.00%, 7/1/48, Pool #Q59935 35,312
235,243 2.50%, 8/1/50, Pool #SD0430 200,640
274,982 2.50%, 10/1/50, Pool #SD7525 236,182
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ – 2.00%, 11/1/50, Pool #SD8106 $ —
403,902 2.50%, 11/1/50, Pool #SD7530 346,881
31,769 2.50%, 2/1/51, Pool #SD7535 27,452
26,966 2.50%, 2/1/51, Pool #RA4575 23,015
20,862 2.50%, 3/1/51, Pool #RA4749 17,805
303,956 1.50%, 4/1/51, Pool #QC0798 233,591
531,055 3.00%, 5/1/51, Pool #QC1881 470,380
106,744 2.00%, 5/1/51, Pool #SD7541 87,383
11,126 2.00%, 7/1/51, Pool #QC4163 9,119
– 3.00%, 9/1/51, Pool #QC7496 —
258,746 2.00%, 10/1/51, Pool #RA6076 212,291
383,729 2.00%, 11/1/51, Pool #RA6241 314,842
152,552 2.00%, 11/1/51, Pool #RA6302 124,839
898,540 2.50%, 12/1/51, Pool #RA6435 769,897
156,784 2.00%, 12/1/51, Pool #RA6510 128,507
236,784 2.00%, 2/1/52, Pool #RA6823 194,127
72,196 5.50%, 9/1/52, Pool #SD1579 73,572
82,837 5.00%, 11/1/52, Pool #SD1862 83,334
63,630 6.00%, 12/1/52, Pool #RA8306 65,846
86,024 6.00%, 4/1/54, Pool #SD7569 89,284
136,921 6.00%, 5/1/54, Pool #SD7570 141,321
30,917 6.50%, 6/1/54, Pool #SD5521 32,603
36,804 6.50%, 9/1/54, Pool #SD6620 38,831
89,890 6.00%, 9/1/54, Pool #SD6419 93,940
118,490 6.00%, 11/1/54, Pool #RJ2748 121,276
– 5.50%, 1/1/55, Pool #SL0307 —
33,523 6.50%, 3/1/55, Pool #RJ3703 35,316
22,994 6.50%, 3/1/55, Pool #RJ3700 24,299
37,606 6.50%, 3/1/55, Pool #RJ3704 39,588
149,375 6.00%, 8/1/55, Pool #RJ4642 155,305
8,026,454
Federal National Mortgage Association (8.6%):
44,260 2.50%, 6/1/29, Pool #MA3734 42,849
28,698 2.50%, 9/1/31, Pool #AS8012 27,715
92,930 2.50%, 12/1/32, Pool #CA3748 90,015
615 4.50%, 7/1/33, Pool #720240 621
1,236 4.50%, 7/1/33, Pool #729327 1,250
6,317 4.50%, 8/1/33, Pool #726928 6,396
5,750 4.50%, 8/1/33, Pool #726956 5,822
766 4.50%, 8/1/33, Pool #727029 775
1,369 4.50%, 8/1/33, Pool #727160 1,386
8,616 4.50%, 8/1/33, Pool #729380 8,722
1,440 4.50%, 8/1/33, Pool #729713 1,444
2,809 4.50%, 8/1/33, Pool #723124 2,844
2,940 4.50%, 9/1/33, Pool #734922 2,976
8,880 4.50%, 9/1/33, Pool #727147 8,991
13,292 4.50%, 12/1/33, Pool #AL5321 13,460
– 3.50%, 8/1/34, Pool #CA4090 —
10,229 6.00%, 10/1/34, Pool #AL2130 10,619
– 3.50%, 2/1/35, Pool #CA5291 —
22,527 4.50%, 9/1/35, Pool #AB8198 22,806
– 2.00%, 10/1/35, Pool #BK5705 —
201,345 6.00%, 5/1/36, Pool #745512 211,321
104,274 6.00%, 1/1/37, Pool #932030 109,910
19,105 6.00%, 3/1/37, Pool #889506 20,068
27,796 6.00%, 1/1/38, Pool #889371 29,334
10,356 6.00%, 3/1/38, Pool #889219 10,767
4,659 6.00%, 7/1/38, Pool #889733 4,844
24,886 4.50%, 3/1/39, Pool #AB0051 25,198

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 125,698 4.50%, 4/1/39, Pool #AB0043 $ 127,284
114,485 2.50%, 8/1/39, Pool #MA3761 100,680
13,104 4.50%, 11/1/39, Pool #AC5442 13,166
38,702 6.00%, 5/1/40, Pool #AL2129 40,222
– 2.00%, 10/1/40, Pool #FM4644 —
99,561 2.00%, 11/1/40, Pool #MA4176 87,726
14,679 2.00%, 12/1/40, Pool #MA4204 12,934
19,558 4.50%, 2/1/41, Pool #AH5580 19,588
15,671 2.00%, 2/1/41, Pool #MA4268 13,580
16,056 2.00%, 3/1/41, Pool #MA4287 13,854
46,554 2.00%, 4/1/41, Pool #CB0116 40,974
33,617 2.00%, 6/1/41, Pool #FM7891 29,587
17,201 2.00%, 6/1/41, Pool #MA4364 14,842
131,388 2.00%, 10/1/41, Pool #MA4446 113,374
370,837 1.50%, 11/1/41, Pool #MA4473 310,192
2,666 6.00%, 1/1/42, Pool #AL2128 2,690
674,749 2.00%, 5/1/42, Pool #FS4603 586,129
106,483 2.50%, 2/1/43, Pool #AB8465 95,105
114,041 4.50%, 3/1/44, Pool #AL5082 113,696
34,057 3.00%, 5/1/45, Pool #AS4972 31,106
22,284 5.00%, 6/1/45, Pool #AZ3448 22,722
9,248 3.00%, 8/1/45, Pool #AZ3728 8,446
75,052 3.00%, 8/1/45, Pool #AS5634 68,548
25,164 3.00%, 8/1/45, Pool #AZ8288 22,984
26,095 4.50%, 2/1/46, Pool #BM5199 26,159
22,739 4.50%, 8/1/46, Pool #AL9111 22,697
299,123 4.50%, 2/1/47, Pool #AL9846 299,396
21,670 3.00%, 5/1/49, Pool #MA3670 19,381
83,597 3.50%, 1/1/50, Pool #FS3728 79,490
162,510 1.50%, 12/1/50, Pool #CA8005 125,207
205,241 2.50%, 4/1/51, Pool #FM6540 175,984
– 2.00%, 4/1/51, Pool #MA4305 —
– 2.50%, 5/1/51, Pool #MA4326 —
– 2.50%, 5/1/51, Pool #CB0388 —
417,445 3.00%, 6/1/51, Pool #CB0850 371,462
122,331 3.00%, 6/1/51, Pool #FS4922 109,485
393,328 1.50%, 6/1/51, Pool #MA4354 302,250
9,048 2.00%, 7/1/51, Pool #BT1461 7,417
69,176 3.00%, 8/1/51, Pool #FM9973 61,801
197,208 2.00%, 10/1/51, Pool #CB1799 161,796
266,728 2.00%, 10/1/51, Pool #CB1801 218,627
172,387 2.00%, 11/1/51, Pool #FM9539 141,292
274,690 2.00%, 11/1/51, Pool #FM9568 225,569
115,411 3.00%, 11/1/51, Pool #FM9632 103,080
600,526 2.50%, 11/1/51, Pool #FM9501 514,620
157,897 3.00%, 11/1/51, Pool #CB2164 141,074
– 2.00%, 11/1/51, Pool #FM9646 —
– 3.00%, 11/1/51, Pool #CB2095 —
– 3.00%, 12/1/51, Pool #BT9503 —
105,035 2.50%, 12/1/51, Pool #CB2376 89,988
49,578 3.00%, 12/1/51, Pool #CB2420 44,290
147,111 2.50%, 12/1/51, Pool #CB2320 126,077
76,342 2.00%, 12/1/51, Pool #CB2348 62,573
115,188 2.00%, 12/1/51, Pool #CB2350 94,511
437,219 2.00%, 12/1/51, Pool #CB2349 358,354
707,658 2.00%, 1/1/52, Pool #FS0286 580,029
517,600 2.00%, 2/1/52, Pool #CB2842 420,643
114,489 5.50%, 10/1/52, Pool #CB4843 115,776
155,238 5.00%, 11/1/52, Pool #CB5128 156,168
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 75,949 5.00%, 11/1/52, Pool #FS3248 $ 76,490
40,944 5.00%, 11/1/52, Pool #FS3295 41,097
79,605 6.00%, 6/1/53, Pool #CB6538 82,270
80,027 5.50%, 6/1/53, Pool #CB6527 81,665
37,052 5.50%, 6/1/53, Pool #CB6642 37,861
240,697 5.50%, 7/1/53, Pool #CB6673 245,623
98,169 6.00%, 7/1/53, Pool #FS5067 101,457
128,295 5.50%, 8/1/53, Pool #CB6911 131,093
118,501 6.50%, 9/1/53, Pool #CB7134 124,209
– 6.50%, 11/1/53, Pool #CB7520 —
289,468 6.00%, 5/1/55, Pool #CC0404 300,026
75,000 3.50%, 10/25/55, TBA 68,508
2,150,000 2.00%, 10/25/55, TBA 1,732,934
175,000 3.00%, 10/25/55 153,672
50,000 6.50%, 10/25/55, TBA 51,664
150,000 5.50%, 10/25/55, TBA 151,266
500,000 2.50%, 10/25/55, TBA 421,094
50,000 6.50%, 11/25/55, TBA 51,680
11,557,367
Government National Mortgage Association (4.7%):
2,132 5.00%, 6/15/34, Pool #629493 2,112
1,317 5.00%, 3/15/38, Pool #676766 1,347
1,126 5.00%, 4/15/38, Pool #672672 1,152
4,287 5.00%, 8/15/38, Pool #687818 4,384
34,092 5.00%, 1/15/39, Pool #705997 35,144
63,648 5.00%, 3/15/39, Pool #646746 65,617
441 5.00%, 3/15/39, Pool #697946 455
69,547 4.00%, 10/15/40, Pool #783143 67,994
18,887 4.00%, 10/20/40, Pool #4833 18,426
57,250 4.00%, 1/20/41, Pool #4922 55,851
157,101 4.50%, 3/20/41, Pool #4978 156,667
55,324 4.50%, 5/20/41, Pool #5055 55,171
114,634 4.00%, 5/20/41, Pool #5054 110,658
55,230 4.50%, 6/15/41, Pool #366975 54,607
36,988 4.50%, 6/20/41, Pool #5082 36,885
148,665 3.50%, 12/20/41, Pool #5258 140,442
261,323 4.00%, 1/20/42, Pool #5280 252,256
93,556 3.00%, 12/20/42, Pool #MA0624 86,558
147,505 3.00%, 12/20/42, Pool #AA5872 136,942
16,285 3.00%, 1/20/43, Pool #MA0698 15,068
204,363 3.50%, 2/20/43, Pool #MA0783 191,730
95,812 3.00%, 3/20/43, Pool #AA6146 87,292
26,725 3.50%, 3/20/43, Pool #AD8884 24,656
39,386 3.00%, 3/20/43, Pool #AD8812 35,737
11,080 3.50%, 4/20/43, Pool #AB9891 10,222
28,498 3.50%, 4/20/43, Pool #AD9075 26,291
2,356 4.00%, 7/20/44, Pool #MA2074 2,289
100,475 4.00%, 4/15/46, Pool #784232 97,332
15,068 3.50%, 7/20/46, Pool #784391 13,921
8,570 3.00%, 10/20/46, Pool #MA4003 7,771
447,888 3.00%, 12/20/46, Pool #MA4126 406,155
45,193 4.00%, 1/15/47, Pool #AX5857 43,345
46,855 4.00%, 1/15/47, Pool #AX5831 44,977
140,903 3.00%, 1/20/47, Pool #MA4195 127,774
85,655 3.00%, 2/20/47, Pool #MA4261 77,376
130,261 4.00%, 4/20/47, Pool #784303 123,375
137,479 4.00%, 4/20/47, Pool #784304 130,205
44,175 4.00%, 4/20/48, Pool #BG7744 42,435
40,481 4.00%, 4/20/48, Pool #BG3507 38,886

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 48,063 2.00%, 9/20/50, Pool #MA6864 $ 39,768
88,365 2.00%, 10/20/50, Pool #MA6930 73,116
244,256 2.00%, 11/20/50, Pool #MA6994 202,030
42,672 4.00%, 10/20/52, Pool #MA8346 40,547
607,242 4.50%, 4/20/53, Pool #MA8799 589,634
99,574 5.50%, 2/20/55, Pool #MB0205 100,421
149,292 5.50%, 3/20/55, Pool #MB0259 150,520
24,850 5.50%, 5/20/55, Pool #MB0366 25,057
74,609 5.50%, 6/20/55, Pool #MB0424 75,225
1,575,000 2.50%, 10/20/55, TBA 1,355,484
900,000 2.00%, 10/20/55 743,906
50,000 2.00%, 11/20/55, TBA 41,305
6,266,518
Federal National Mortgage Assoc. (0.0%
†
):
74,041 6.50%, 8/1/55, Pool #CC0888 77,890
Total U.S. Government Agency Mortgages (Cost $27,919,198) 25,928,229
U.S. Treasury Obligations (33.2%):
U.S. Treasury Bonds (12.7%):
3,103,000 1.75%, 8/15/41 2,104,222
946,000 4.00%, 11/15/52 836,951
3,690,000 3.63%, 2/15/53 3,049,872
8,364,000 4.13%, 8/15/53 7,559,292
810,000 4.25%, 8/15/54 747,889
480,000 4.63%, 2/15/55 471,788
1,601,000 4.75%, 5/15/55 1,606,003
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Bonds, continued
$ 628,000 4.75%, 8/15/55 $ 630,257
17,006,274
U.S. Treasury Notes (20.5%):
1,850,000 4.00%, 5/31/30 1,871,824
3,303,000 4.13%, 5/31/32 3,345,320
190,000 4.00%, 7/31/32 190,920
8,100,000 3.50%, 2/15/33 7,863,961
3,200,000 3.38%, 5/15/33 3,073,625
132,000 4.00%, 2/15/34 131,670
4,500,000 3.88%, 8/15/34 4,431,445
2,170,000 4.25%, 11/15/34 2,194,836
2,140,000 4.25%, 5/15/35 2,160,146
2,270,000 4.25%, 8/15/35 2,288,533
27,552,280
Total U.S. Treasury Obligations (Cost $46,509,522) 44,558,554
Shares
Unaffiliated Investment Companies (3.8%):
Money Market Funds (3.8%):
852,795 BlackRock Liquidity FedFund, Institutional Class,
4.03%(e)(f) 852,795
4,227,382 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.98%(f) 4,227,382
Total Unaffiliated Investment Companies (Cost $5,080,177) 5,080,177
Total Investment Securities
(Cost $143,822,757 ) — 104.6% 140,318,528
Net other assets (liabilities) — (4.6)% (6,147,796)
Net Assets — 100.0% $ 134,170,732
ADR—American Depository Receipt
CVR—Contingency Valued Rights
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
PIK—Payment-in Kind
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
US0003M—3 Month US Dollar LIBOR
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $816,713.
+ This security, in part or entirely, represents an unfunded loan commitment.
(a) Security was valued using significant unobservable inputs as of September 30, 2025.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at
September 30, 2025.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2025.
(f) The rate represents the effective yield at September 30, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Percentages indicated are based on net assets as of September 30, 2025.

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2025 :
(Unaudited)
Futures Contracts
At September 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/25 10 $ 1,125,000 $ 6,198
U.S. Treasury 5-Year Note December Futures (U.S. Dollar) 12/31/25 120 13,103,438 27,200
$ 33,398
Securities Sold Short (-3.1%):
At September 30, 2025, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 2.00% 11/25/55 $ (600,000) $ (483,656) $ (483,422)
Federal National Mortgage Association, TBA 2.50% 10/25/55 (500,000) (424,258) (421,094)
Federal National Mortgage Association, TBA 3.00% 10/25/55 (600,000) (531,188) (526,875)
Federal National Mortgage Association, TBA 6.00% 10/25/55 (200,000) (205,102) (204,312)
Federal National Mortgage Association, TBA 2.50% 11/25/55 (325,000) (273,806) (273,660)
Federal National Mortgage Association 2.00% 10/25/55 (2,150,000) (1,744,691) (1,732,934)
Government National Mortgage Association
Government National Mortgage Association, TBA 2.00% 10/20/55 (700,000) (581,793) (578,594)
$ (4,244,494) $ (4,220,891)
Country Percentage
Australia 0.3%
Bermuda 0.2%
Brazil —%
†
Canada 0.4%
Cayman Islands 7.0%
Colombia 0.2%
Dominican Republic 0.2%
Finland —%
†
France 0.4%
Ireland 0.6%
Italy 0.4%
Japan 0.1%
Jersey 0.9%
Liberia 0.1%
Luxembourg 0.9%
Mexico 1.0%
Netherlands 0.4%
Norway —%
†
Panama 0.1%
Peru —%
†
Saudi Arabia 0.2%
Singapore —%
†
Spain —%
†
Switzerland 0.2%
United Arab Emirates —%
†
United Kingdom 0.6%
United States 85.8%
100.0%
† Represents less than 0.05%.

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (98.5%):
Aerospace & Defense (3.8%):
36,823 Airbus SE $ 8,606,849
185,796 BAE Systems plc 5,147,616
1,137 Dassault Aviation SA 379,473
1,682 Elbit Systems, Ltd. 852,896
3,991 Hensoldt AG 516,834
28,305 Kongsberg Gruppen ASA 904,782
24,820 Leonardo SpA 1,576,461
80,553 Melrose Industries plc 663,600
3,381 MTU Aero Engines AG 1,551,588
2,844 Rheinmetall AG 6,619,595
524,763 Rolls-Royce Holdings plc 8,400,105
20,082 Saab AB, Class B 1,223,869
22,259 Safran SA 7,881,820
99,900 Singapore Technologies Engineering, Ltd. 667,936
5,758 Thales SA 1,804,203
46,797,627
Air Freight & Logistics (0.5%):
59,437 Deutsche Post AG 2,650,557
12,566 DSV A/S 2,509,065
15,962 InPost SA* 195,990
19,900 SG Holdings Co., Ltd. 205,451
5,561,063
Automobile Components (0.6%):
29,100 Aisin Corp. 502,744
35,000 Bridgestone Corp. 1,618,536
41,022 Cie Generale des Etablissements Michelin SCA 1,473,296
6,690 Continental AG 441,009
109,700 Denso Corp. 1,579,905
44,700 Sumitomo Electric Industries, Ltd. 1,270,095
6,885,585
Automobiles (2.2%):
17,368 Bayerische Motoren Werke AG 1,742,550
7,864 Ferrari NV 3,806,889
243,400 Honda Motor Co., Ltd.^ 2,500,824
31,000 Isuzu Motors, Ltd.^ 391,306
44,736 Mercedes-Benz Group AG 2,810,532
132,100 Nissan Motor Co., Ltd.* 324,077
12,284 Renault SA 505,837
122,206 Stellantis NV 1,135,028
1,047 Stellantis NV Milan 9,690
37,800 Subaru Corp. 774,770
97,900 Suzuki Motor Corp. 1,427,207
586,930 Toyota Motor Corp. 11,233,602
59,800 Yamaha Motor Co., Ltd. 449,428
27,111,740
Banks (14.0%):
36,635 ABN AMRO Bank NV 1,173,063
130,745 AIB Group plc 1,186,390
185,391 ANZ Group Holdings, Ltd. 4,063,869
36,925 Banca Monte dei Paschi di Siena SpA 327,823
355,931 Banco Bilbao Vizcaya Argentaria SA 6,846,713
69,765 Banco BPM SpA 1,044,597
522,239 Banco Comercial Portugues SA, Class R 463,198
314,089 Banco de Sabadell SA 1,220,033
926,247 Banco Santander SA 9,679,250
Shares Value
Common Stocks, continued
Banks, continued
76,325 Bank Hapoalim BM $ 1,553,063
92,113 Bank Leumi Le-Israel BM 1,817,811
60,316 Bank of Ireland Group plc 998,317
39,961 Bankinter SA 630,261
1,647 Banque Cantonale Vaudoise, Registered Shares 194,972
871,191 Barclays plc 4,466,631
62,730 BNP Paribas SA 5,717,630
233,000 BOC Hong Kong Holdings, Ltd. 1,095,371
88,055 BPER Banca SpA 978,301
241,763 CaixaBank SA 2,545,149
34,500 Chiba Bank, Ltd. (The) 361,813
46,811 Commerzbank AG 1,762,953
103,705 Commonwealth Bank of Australia 11,463,122
65,588 Credit Agricole SA 1,291,353
41,340 Danske Bank A/S 1,766,785
131,940 DBS Group Holdings, Ltd. 5,226,891
55,365 DNB Bank ASA 1,512,716
19,094 Erste Group Bank AG 1,866,308
36,821 FinecoBank Banca Fineco SpA 797,535
48,900 Hang Seng Bank, Ltd. 745,113
1,080,937 HSBC Holdings plc 15,254,908
187,408 ING Groep NV 4,883,427
885,330 Intesa Sanpaolo SpA 5,854,047
77,333 Israel Discount Bank, Ltd., Class A 765,321
110,700 Japan Post Bank Co., Ltd. 1,356,714
14,016 KBC Group NV 1,679,726
3,727,792 Lloyds Banking Group plc 4,198,547
709,100 Mitsubishi UFJ Financial Group, Inc. 11,234,257
9,814 Mizrahi Tefahot Bank, Ltd. 646,440
156,063 Mizuho Financial Group, Inc. 5,223,949
189,785 National Australia Bank, Ltd. 5,553,002
500,685 NatWest Group plc 3,513,831
194,738 Nordea Bank Abp 3,205,277
209,899 Oversea-Chinese Banking Corp., Ltd. 2,677,489
126,387 Resona Holdings, Inc. 1,286,746
317,881 Sberbank of Russia*(a)(b) —
94,678 Skandinaviska Enskilda Banken AB, Class A 1,853,166
44,850 Societe Generale SA 2,982,836
121,799 Standard Chartered plc 2,360,056
228,707 Sumitomo Mitsui Financial Group, Inc. 6,402,946
40,806 Sumitomo Mitsui Trust Group, Inc. 1,184,111
92,287 Svenska Handelsbanken AB, Class A 1,206,781
53,118 Swedbank AB, Class A 1,607,158
3,719 TCS Group Holding plc, GDR*(a) —
— Turkiye Is Bankasi AS —
86,525 UniCredit SpA 6,568,467
78,173 United Overseas Bank, Ltd. 2,097,712
19,456 VTB Bank PJSC*(a)(b) —
211,614 Westpac Banking Corp. 5,442,726
61,200 Yokohama Financial Group, Inc. 469,506
172,306,177
Beverages (1.2%):
60,653 Anheuser-Busch InBev SA/NV 3,626,333
87,400 Asahi Group Holdings, Ltd. 1,048,757
5,919 Carlsberg AS, Class B 688,225
14,523 Coca-Cola Europacific Partners plc 1,313,024
13,657 Coca-Cola HBC AG* 644,156
37,056 Davide Campari-Milano NV, Class M^ 233,436

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Beverages, continued
136,859 Diageo plc $ 3,257,558
7,905 Heineken Holding NV 543,181
18,111 Heineken NV 1,414,305
49,100 Kirin Holdings Co., Ltd. 720,033
12,747 Pernod Ricard SA 1,253,194
8,700 Suntory Beverage & Food, Ltd. 272,200
15,014,402
Biotechnology (0.7%):
3,751 Argenx SE* 2,755,067
30,056 CSL, Ltd. 3,947,325
3,812 Genmab A/S* 1,175,223
17,194 Grifols SA 250,296
13,185 Swedish Orphan Biovitrum AB* 403,426
8,531,337
Broadline Retail (1.1%):
7,001 Next plc 1,166,026
965 Ozon Holdings plc, ADR*(a) —
321 Ozon Holdings plc, ADR*(a)(b) —
116,000 Pan Pacific International Holdings Corp. 765,286
81,233 Prosus NV* 5,760,213
89,600 Rakuten Group, Inc.* 580,656
31,800 Ryohin Keikaku Co., Ltd. 633,242
70,704 Wesfarmers, Ltd. 4,312,156
13,217,579
Building Products (0.9%):
12,700 AGC, Inc. 414,520
62,029 Assa Abloy AB, Class B 2,177,487
618 Belimo Holding AG, Class R 650,801
28,017 Cie de Saint-Gobain SA 3,051,804
16,000 Daikin Industries, Ltd. 1,841,019
2,050 Geberit AG, Registered Shares 1,549,668
9,915 Kingspan Group plc 834,674
96,583 Nibe Industrier AB, Class B 383,384
6,360 ROCKWOOL A/S, Class B 237,529
11,140,886
Capital Markets (3.2%):
60,397 3i Group plc 3,329,588
4,065 Amundi SA 323,700
11,709 ASX, Ltd. 453,299
12,365 CVC Capital Partners plc 215,348
82,700 Daiwa Securities Group, Inc. 671,147
114,592 Deutsche Bank AG, Registered Shares 4,029,854
11,740 Deutsche Boerse AG 3,145,823
23,279 EQT AB 813,650
5,024 Euronext NV 750,794
3,752 Futu Holdings, Ltd., ADR 652,510
74,393 Hong Kong Exchanges & Clearing, Ltd. 4,228,450
60,800 Japan Exchange Group, Inc. 687,046
12,553 Julius Baer Group, Ltd. 873,263
29,229 London Stock Exchange Group plc 3,355,930
22,438 Macquarie Group, Ltd. 3,262,444
183,500 Nomura Holdings, Inc. 1,343,848
1,407 Partners Group Holding AG 1,838,610
16,990 SBI Holdings, Inc. 737,701
50,212 Schroders plc 254,318
52,900 Singapore Exchange, Ltd. 678,826
Shares Value
Common Stocks, continued
Capital Markets, continued
45,462 The Moscow Exchange*(a)(b) $ —
197,535 UBS Group AG 8,121,918
39,768,067
Chemicals (2.3%):
35,771 Air Liquide SA 7,443,411
10,844 Akzo Nobel NV 772,330
3,666 Arkema SA 232,638
76,300 Asahi Kasei Corp. 599,988
56,114 BASF SE 2,796,586
10,914 Covestro AG* 747,029
11,602 DSM-Firmenich AG 991,927
432 EMS-Chemie Holding AG 306,722
16,251 Evonik Industries AG 282,229
576 Givaudan SA, Registered Shares 2,348,419
53,836 ICL Group, Ltd. 336,791
75,400 Mitsubishi Chemical Group Corp. 434,744
58,200 Nippon Paint Holdings Co., Ltd. 397,927
10,400 Nippon Sanso Holdings Corp. 368,562
43,800 Nitto Denko Corp. 1,038,320
21,445 Novonesis (Novozymes) B 1,314,682
27 PhosAgro PJSC, GDR*(a) —
1,447 PhosAgro PJSC*(a)(b) —
104,000 Shin-Etsu Chemical Co., Ltd. 3,403,500
9,476 Sika AG, Registered Shares 2,124,043
4,835 Syensqo SA 392,441
8,075 Symrise AG 703,605
86,500 Toray Industries, Inc. 551,947
9,037 Yara International ASA 330,036
27,917,877
Commercial Services & Supplies (0.4%):
84,513 Brambles, Ltd. 1,393,148
24,800 Dai Nippon Printing Co., Ltd. 421,221
158,383 Rentokil Initial plc 800,229
25,800 Secom Co., Ltd. 946,003
28,825 Securitas AB, Class B 434,419
14,300 TOPPAN Holdings, Inc. 367,655
4,362,675
Communications Equipment (0.2%):
320,591 Nokia Oyj 1,535,959
172,848 Telefonaktiebolaget LM Ericsson, Class B^ 1,434,472
2,970,431
Construction & Engineering (0.9%):
11,145 ACS Actividades de Construccion y Servicios SA 891,310
11,968 Bouygues SA 540,506
4,342 Eiffage SA 558,380
32,247 Ferrovial SE 1,855,868
25,600 Kajima Corp. 746,172
41,100 Obayashi Corp. 674,460
19,974 Skanska AB, Class B 520,723
9,600 Taisei Corp. 659,406
30,593 Vinci SA 4,259,189
10,706,014
Construction Materials (0.5%):
31,575 Amrize, Ltd.* 1,530,429
8,357 Heidelberg Materials AG 1,881,168

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction Materials, continued
31,731 Holcim AG* $ 2,701,044
35,463 James Hardie Industries plc* 659,668
6,772,309
Consumer Finance (0.0%
†
):
— Isracard, Ltd. 2
Consumer Staples Distribution & Retail (1.1%):
139,500 Aeon Co., Ltd. 1,694,028
34,082 Carrefour SA 515,986
85,247 Coles Group, Ltd. 1,315,979
103,472 J Sainsbury plc 465,641
16,064 Jeronimo Martins SGPS SA 391,285
17,215 Kesko Oyj, Class B 366,409
9,300 Kobe Bussan Co., Ltd. 255,824
55,606 Koninklijke Ahold Delhaize NV 2,249,318
123,326 Marks & Spencer Group plc 605,395
21,900 MatsukiyoCocokara & Co. 444,706
130,300 Seven & i Holdings Co., Ltd. 1,752,619
410,572 Tesco plc 2,460,708
77,292 Woolworths Group, Ltd. 1,364,913
3,565 X5 Retail Group NV, GDR*(a) —
13,882,811
Containers & Packaging (0.0%
†
):
20,497 SIG Group AG* 212,533
Distributors (0.0%
†
):
1,374 D'ieteren Group 258,121
Diversified Consumer Services (0.0%
†
):
37,336 Pearson plc 530,556
Diversified REITs (0.1%):
44,366 Land Securities Group plc 348,251
143,331 Stockland 582,077
930,328
Diversified Telecommunication Services (1.8%):
368,285 BT Group plc 947,877
30,535 Cellnex Telecom SA 1,058,593
216,149 Deutsche Telekom AG, Registered 7,363,382
8,356 Elisa Oyj 438,389
238,525 HKT Trust & HKT, Ltd., Class SS 353,112
18,241 Infrastrutture Wireless Italiane SpA 214,333
244,624 Koninklijke KPN NV 1,174,409
1,838,400 NTT, Inc. 1,922,583
116,413 Orange SA 1,888,309
451,400 Singapore Telecommunications, Ltd. 1,444,505
1,623 Swisscom AG, Registered Shares 1,178,464
708,996 Telecom Italia SpA/Milano* 371,042
229,690 Telefonica SA 1,187,004
38,962 Telenor ASA 646,879
153,838 Telia Co. AB 587,652
242,089 Telstra Group, Ltd. 772,415
21,548,948
Electric Utilities (1.9%):
1,609 Acciona SA 324,458
1,257 BKW AG 268,384
43,000 Chubu Electric Power Co., Inc. 598,891
Shares Value
Common Stocks, continued
Electric Utilities, continued
35,570 CK Infrastructure Holdings, Ltd. $ 233,750
105,000 CLP Holdings, Ltd. 870,307
56,079 Contact Energy, Ltd. 295,254
200,558 EDP - Energias de Portugal SA 952,501
2,653 Elia Group SA/NV 306,098
19,037 Endesa SA 608,230
502,843 Enel SpA 4,768,579
26,374 Fortum Oyj 498,463
394,392 Iberdrola SA 7,472,097
952,130 Inter Rao Ues PJSC*(a)(b) —
57,900 Kansai Electric Power Co., Inc. (The) 829,414
105,177 Origin Energy, Ltd. 870,242
11,068 Orsted AS*^ 198,930
86,000 Power Assets Holdings, Ltd. 545,031
23,990 Redeia Corp. SA 463,504
68,160 SSE plc 1,597,086
88,378 Terna - Rete Elettrica Nazionale 897,668
4,398 Verbund AG 319,670
22,918,557
Electrical Equipment (2.7%):
97,659 ABB, Ltd., Registered Shares 7,039,974
8,500 Fuji Electric Co., Ltd. 581,060
15,700 Fujikura, Ltd. 1,526,553
16,253 Legrand SA 2,710,841
117,500 Mitsubishi Electric Corp. 3,059,240
51,400 NIDEC Corp. 912,992
17,545 Prysmian SpA 1,752,245
33,890 Schneider Electric SE 9,566,121
42,103 Siemens Energy AG* 4,922,392
61,105 Vestas Wind Systems A/S 1,186,088
33,257,506
Electronic Equipment, Instruments & Components (1.0%):
24,007 Halma plc 1,114,136
127,302 Hexagon AB, Class B 1,527,800
12,080 Keyence Corp. 4,498,221
79,200 Kyocera Corp. 1,076,164
103,000 Murata Manufacturing Co., Ltd. 1,954,871
15,700 Shimadzu Corp. 395,958
119,300 TDK Corp. 1,725,979
14,300 Yokogawa Electric Corp. 410,484
12,703,613
Energy Equipment & Services (0.0%
†
):
23,094 Tenaris SA 413,302
Entertainment (1.8%):
38,316 Bollore SE 216,841
22,000 Capcom Co., Ltd. 598,915
3,692 CTS Eventim AG & Co. KGaA 361,878
6,200 Konami Group Corp. 894,714
20,300 Nexon Co., Ltd. 446,306
68,600 Nintendo Co., Ltd. 5,877,307
23,836 Sea, Ltd., ADR* 4,260,208
9,485 Spotify Technology SA* 6,620,530
6,700 Toho Co., Ltd. 431,190
67,864 Universal Music Group NV 1,969,442
21,677,331

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Financial Services (1.1%):
1,572 Adyen NV* $ 2,522,504
14,590 Banca Mediolanum SpA 292,696
14,108 Edenred SE 336,121
5,294 EXOR NV 519,725
5,161 Groupe Bruxelles Lambert NV 462,967
7,124 Industrivarden AB, Class A 284,016
10,108 Industrivarden AB, Class C 402,859
108,445 Investor AB, Class B 3,408,140
4,233 L E Lundbergforetagen AB, Class B 220,695
143,598 M&G plc 490,946
53,700 Mitsubishi HC Capital, Inc. 443,553
33,006 Nexi SpA 186,783
71,400 ORIX Corp. 1,864,689
947 Sofina SA 279,196
380,800 Sony Financial Group, Inc.* 422,339
18,177 Washington H Soul Pattinson & Co., Ltd.^ 463,606
39,982 Wise plc, Class A* 558,223
13,159,058
Food & Staples Retailing (0.0%
†
):
2,004 Magnit PJSC*(a)(b) —
Food Products (2.2%):
56,200 Ajinomoto Co., Inc. 1,612,422
20,395 Associated British Foods plc 562,447
230 Barry Callebaut AG, Registered Shares^ 316,023
274,400 China Huishan Dairy Holdings Co., Ltd.*(a) —
6 Chocoladefabriken Lindt & Spruengli AG 904,132
60 Chocoladefabriken Lindt & Spruengli AG, Class PC 919,872
40,085 Danone SA 3,491,937
10,282 JDE Peet's NV 376,527
10,397 Kerry Group plc, Class A 936,165
44,400 Kikkoman Corp. 376,421
27 Lotus Bakeries NV 254,564
13,904 MEIJI Holdings Co., Ltd. 288,317
29,734 Mowi ASA 630,722
159,667 Nestle SA, Registered Shares 14,669,485
12,400 Nissin Foods Holdings Co., Ltd.^ 233,628
41,440 Orkla ASA 433,841
3,689 Salmar ASA 197,593
510,797 WH Group, Ltd. 555,215
122,400 Wilmar International, Ltd. 270,903
15,900 Yakult Honsha Co., Ltd.^ 259,248
27,289,462
Gas Utilities (0.3%):
77,785 APA Group 457,055
690,135 Hong Kong & China Gas Co., Ltd. 599,925
22,300 Osaka Gas Co., Ltd. 646,460
129,778 Snam SpA 779,706
19,100 Tokyo Gas Co., Ltd. 679,724
3,162,870
Ground Transportation (0.5%):
48,800 Central Japan Railway Co. 1,401,081
60,639 East Japan Railway Co. 1,486,084
140,863 Grab Holdings, Ltd.* 847,995
14,800 Hankyu Hanshin Holdings, Inc. 436,632
95,994 MTR Corp., Ltd. 325,606
15,800 Tokyo Metro Co., Ltd.^ 181,214
Shares Value
Common Stocks, continued
Ground Transportation, continued
29,900 Tokyu Corp. $ 364,914
27,700 West Japan Railway Co. 607,298
5,650,824
Health Care Equipment & Supplies (1.8%):
30,616 Alcon AG 2,293,733
2,677 BioMerieux 358,995
4,114 Cochlear, Ltd. 760,814
7,583 Coloplast A/S, Class B 649,156
4,743 Demant A/S* 164,448
18,719 EssilorLuxottica SA 6,104,914
35,227 Fisher & Paykel Healthcare Corp., Ltd. 755,869
21,300 Hoya Corp. 2,942,689
48,176 Koninklijke Philips NV 1,318,677
69,700 Olympus Corp. 883,167
20,950 Siemens Healthineers AG 1,133,240
52,472 Smith & Nephew plc 945,298
3,237 Sonova Holding AG 887,116
6,808 Straumann Holding AG, Class R 729,768
30,500 Sysmex Corp. 378,257
84,000 Terumo Corp. 1,386,458
21,692,599
Health Care Providers & Services (0.3%):
13,306 Fresenius Medical Care AG 698,100
25,864 Fresenius SE & Co. KGaA 1,440,208
301,271 Sigma Healthcare, Ltd. 592,796
27,954 Sonic Healthcare, Ltd. 396,554
3,127,658
Health Care Technology (0.1%):
27,300 M3, Inc. 448,889
3,612 Pro Medicus, Ltd. 739,043
1,187,932
Hotels, Restaurants & Leisure (1.3%):
12,720 Accor SA 602,533
27,725 Amadeus IT Group SA 2,194,067
34,156 Aristocrat Leisure, Ltd. 1,585,846
106,150 Compass Group plc 3,615,947
11,173 Delivery Hero SE* 320,947
37,433 Entain plc 438,751
8,951 Evolution AB 735,010
7,646 FDJ UNITED 256,174
135,000 Galaxy Entertainment Group, Ltd. 744,862
328,657 Genting Singapore, Ltd. 187,217
9,123 InterContinental Hotels Group plc 1,105,541
132,382 Lottery Corp., Ltd. (The) 516,043
65,600 Oriental Land Co., Ltd. 1,576,943
157,932 Sands China, Ltd. 441,204
5,895 Sodexo SA 371,076
10,693 Whitbread plc 465,446
6,200 Zensho Holdings Co., Ltd. 405,911
15,563,518
Household Durables (1.2%):
79,776 Barratt Redrow plc 418,930
145,100 Panasonic Holdings Corp. 1,576,163
22,500 Sekisui Chemical Co., Ltd. 418,432
36,100 Sekisui House, Ltd. 820,596

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Household Durables, continued
380,800 Sony Group Corp. $ 10,928,244
14,162,365
Household Products (0.4%):
38,736 Essity AB, Class B 1,013,569
6,320 Henkel AG & Co. KGaA 468,734
42,031 Reckitt Benckiser Group plc 3,245,604
65,400 Unicharm Corp. 426,467
5,154,374
Independent Power and Renewable Electricity Producers
(0.2%):
18,495 ACEN Corp. 747
18,749 EDP Renovaveis SA 247,610
85,677 Meridian Energy, Ltd. 276,662
39,140 RWE AG 1,738,034
2,263,053
Industrial Conglomerates (2.0%):
165,744 CK Hutchison Holdings, Ltd. 1,093,883
6,340 DCC plc^ 409,043
1,200 Hikari Tsushin, Inc. 334,600
284,000 Hitachi, Ltd. 7,458,598
58,786 Infratil, Ltd. 420,079
10,177 Investment AB Latour, Class B 242,435
10,600 Jardine Matheson Holdings, Ltd. 670,455
87,900 Keppel, Ltd. 607,950
13,879 Lifco AB, Class B 472,098
47,064 Siemens AG, Registered Shares 12,697,112
20,121 Smiths Group plc 641,772
25,048,025
Industrial REITs (0.3%):
242,083 CapitaLand Ascendas REIT^ 524,984
124,766 Goodman Group 2,715,690
81,103 Segro plc 717,545
3,958,219
Insurance (5.9%):
15,823 Admiral Group plc 715,289
80,541 Aegon, Ltd. 650,230
9,239 Ageas SA/NV 641,363
657,200 AIA Group, Ltd. 6,299,621
24,003 Allianz SE, Registered Shares
+
10,088,203
9,554 ASR Nederland NV 650,124
191,529 Aviva plc 1,773,318
109,690 AXA SA 5,251,389
2,573 Baloise Holding AG, Registered Shares 636,784
220,000 Dai-ichi Life Holdings, Inc. 1,730,885
53,174 Generali 2,089,141
12,667 Gjensidige Forsikring ASA 372,455
3,625 Hannover Rueck SE 1,093,141
2,324 Helvetia Holding AG, Registered Shares 569,904
151,075 Insurance Australia Group, Ltd. 817,902
110,200 Japan Post Holdings Co., Ltd. 1,094,157
12,400 Japan Post Insurance Co., Ltd. 351,106
347,299 Legal & General Group plc 1,116,047
164,810 Medibank Pvt, Ltd. 524,651
79,433 MS&AD Insurance Group Holdings, Inc. 1,802,254
Shares Value
Common Stocks, continued
Insurance, continued
8,111 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R $ 5,181,914
16,807 NN Group NV 1,186,478
14,195 Phoenix Financial, Ltd. 532,206
41,077 Phoenix Group Holdings plc 356,451
27,523 Poste Italiane SpA 652,675
160,082 Prudential plc 2,253,067
92,180 QBE Insurance Group, Ltd. 1,257,055
149,661 Sampo Oyj, A Shares 1,722,420
55,275 Sompo Holdings, Inc. 1,707,326
69,361 Suncorp Group, Ltd. 932,996
1,744 Swiss Life Holding AG 1,880,165
18,527 Swiss Re AG 3,434,042
30,436 T&D Holdings, Inc. 743,911
3,871 Talanx AG 514,639
114,100 Tokio Marine Holdings, Inc. 4,827,557
20,010 Tryg A/S 508,573
21,861 Unipol Assicurazioni SpA 469,539
9,108 Zurich Insurance Group AG 6,502,269
72,931,247
Interactive Media & Services (0.2%):
54,217 Auto Trader Group plc 575,179
22,839 CAR Group, Ltd. 556,796
168,900 LY Corp. 544,734
3,239 REA Group, Ltd. 496,415
4,808 Scout24 SE 601,911
3,760 VK IPJSC, GDR*(a) —
2,775,035
IT Services (0.8%):
9,990 Capgemini SE 1,453,532
109,600 Fujitsu, Ltd. 2,577,214
79,400 NEC Corp. 2,538,604
23,138 Nomura Research Institute, Ltd. 887,563
20,200 Obic Co., Ltd. 705,229
14,600 Otsuka Corp. 305,014
10,400 SCSK Corp. 311,721
13,600 TIS, Inc. 448,714
3,383 Wix.com, Ltd.* 600,922
9,828,513
Leisure Products (0.1%):
36,300 Bandai Namco Holdings, Inc. 1,206,738
4,400 Shimano, Inc. 499,987
1,706,725
Life Sciences Tools & Services (0.4%):
7,725 Eurofins Scientific SE 562,320
4,307 Lonza Group AG, Registered Shares 2,891,132
13,414 Qiagen NV 595,694
1,691 Sartorius Stedim Biotech 342,307
4,391,453
Machinery (3.1%):
18,205 Alfa Laval AB 835,521
21,200 Alstom SA* 556,997
164,363 Atlas Copco AB, Class A 2,800,168
96,113 Atlas Copco AB, Class B 1,450,960
19,700 Daifuku Co., Ltd. 630,224

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
29,850 Daimler Truck Holding AG $ 1,229,809
39,672 Epiroc AB, Class A 838,208
22,893 Epiroc AB, Class B 433,472
58,500 FANUC Corp. 1,667,124
9,241 GEA Group AG 682,608
63,000 IHI Corp. 1,171,902
16,242 Indutrade AB 374,149
9,500 Kawasaki Heavy Industries, Ltd. 625,318
4,430 Knorr-Bremse AG 415,961
57,900 Komatsu, Ltd. 2,014,916
21,088 Kone Oyj, Class B 1,438,598
58,300 Kubota Corp. 732,611
14,200 Makita Corp. 460,478
43,075 Metso Oyj^ 593,463
22,800 MINEBEA MITSUMI, Inc. 428,759
199,500 Mitsubishi Heavy Industries, Ltd. 5,213,466
355 Rational AG 270,522
66,034 Sandvik AB 1,850,123
2,580 Schindler Holding AG, Class PC 981,033
1,475 Schindler Holding AG, Registered Shares 533,378
20,349 SKF AB, B Shares 508,029
3,600 SMC Corp. 1,101,743
4,815 Spirax Group plc 444,123
90,000 Techtronic Industries Co., Ltd. 1,154,674
9,900 Toyota Industries Corp. 1,114,249
13,198 Trelleborg AB, Class B 494,978
1,610 VAT Group AG 640,791
97,911 Volvo AB, Class B 2,824,999
30,883 Wartsila OYJ Abp 924,734
155,500 Yangzijiang Shipbuilding Holdings, Ltd. 407,570
37,845,658
Marine Transportation (0.3%):
190 AP Moller - Maersk A/S, Class A 372,016
253 AP Moller - Maersk A/S, Class B^ 496,222
20,500 Kawasaki Kisen Kaisha, Ltd.^ 291,611
2,905 Kuehne + Nagel International AG, Class R 543,650
21,300 Mitsui OSK Lines, Ltd.^ 647,738
26,800 Nippon Yusen KK 914,461
82,000 SITC International Holdings Co., Ltd. 315,902
3,581,600
Media (0.2%):
79,792 Informa plc 985,929
14,136 Publicis Groupe SA 1,356,700
62,604 WPP plc 312,787
2,655,416
Metals & Mining (2.5%):
77,337 Alrosa PAO*(a)(b) —
69,731 Anglo American plc 2,624,978
24,755 Antofagasta plc 921,997
29,389 ArcelorMittal SA 1,061,912
312,985 BHP Group, Ltd. 8,742,569
26,631 BlueScope Steel, Ltd. 400,617
17,002 Boliden AB* 694,246
120,894 Evolution Mining, Ltd. 870,677
105,985 Fortescue, Ltd. 1,314,325
13,888 Fresnillo plc 440,838
630,356 Glencore plc* 2,912,602
Shares Value
Common Stocks, continued
Metals & Mining, continued
34,200 JFE Holdings, Inc.^ $ 420,756
185,700 MMC Norilsk Nickel PJSC*(a)(b) —
304,740 Nippon Steel Corp.^ 1,253,882
89,571 Norsk Hydro ASA 607,300
83,544 Northern Star Resources, Ltd. 1,317,181
42,350 Novolipetsk Steel PJSC*(a)(b) —
1,026 Polyus PJSC*(a)(b) —
69,862 Rio Tinto plc 4,603,237
23,289 Rio Tinto, Ltd. 1,882,329
6,613 Severstal*(a)(b) —
282,929 South32, Ltd. 513,521
15,300 Sumitomo Metal Mining Co., Ltd. 493,610
84,297 United Co. RUSAL International PJSC*(a)(b) —
31,076,577
Multi-Utilities (1.0%):
299,951 Centrica plc 671,896
138,895 E.ON SE 2,611,203
113,298 Engie SA 2,429,999
305,399 National Grid plc 4,402,163
55,700 Sembcorp Industries, Ltd.^ 260,628
39,344 Veolia Environnement SA 1,344,002
11,719,891
Office REITs (0.1%):
3,599 Covivio SA 242,705
2,741 Gecina SA 274,714
495 Nippon Building Fund, Inc. 467,106
984,525
Oil, Gas & Consumable Fuels (3.1%):
19,548 Aker BP ASA 497,646
981,335 BP plc 5,628,542
166,720 ENEOS Holdings, Inc. 1,058,537
128,501 Eni SpA^ 2,243,569
47,970 Equinor ASA 1,173,938
25,983 Galp Energia SGPS SA 492,612
354,974 Gazprom PJSC*(a)(b) —
47,635 Idemitsu Kosan Co., Ltd. 327,269
55,000 Inpex Corp. 989,326
12,219 LUKOIL PJSC*(a)(b) —
26,034 Neste Oyj 476,920
27,220 Novatek PJSC*(a)(b) —
8,651 OMV AG 461,275
71,791 Repsol SA 1,274,001
34,912 Rosneft Oil Co. PJSC*(a)(b) —
201,545 Santos, Ltd. 902,374
364,973 Shell plc 12,992,425
171,452 Surgutneftegas PJSC*(a)(b) —
199,091 Surgutneftegas Preference*(a)(b) —
43,241 Tatneft PJSC*(a)(b) —
126,766 TotalEnergies SE 7,734,404
119,537 Woodside Energy Group, Ltd. 1,794,982
38,047,820
Paper & Forest Products (0.2%):
4,415 Holmen AB, B Shares 167,752
29,533 Mondi plc 408,943
35,841 Stora Enso Oyj, Class R^ 394,347
37,689 Svenska Cellulosa AB SCA, Class B 499,585

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Paper & Forest Products, continued
33,114 UPM-Kymmene Oyj^ $ 906,667
2,377,294
Passenger Airlines (0.3%):
9,000 ANA Holdings, Inc. 174,198
35,460 Deutsche Lufthansa AG, Registered Shares 300,478
81,092 International Consolidated Airlines Group SA 425,265
8,770 Japan Airlines Co., Ltd. 177,147
43,692 Qantas Airways, Ltd. 316,715
51,314 Ryanair Holdings plc 1,500,986
94,150 Singapore Airlines, Ltd.^ 477,205
3,371,994
Personal Care Products (1.4%):
5,956 Beiersdorf AG 623,053
29,100 Kao Corp. 1,268,411
14,934 L'Oreal SA 6,470,121
26,100 Shiseido Co., Ltd. 446,513
151,937 Unilever plc 8,979,993
17,788,091
Pharmaceuticals (7.6%):
111,100 Astellas Pharma, Inc. 1,211,794
96,095 AstraZeneca plc 14,676,656
60,980 Bayer AG, Registered Shares 2,021,622
40,900 Chugai Pharmaceutical Co., Ltd. 1,809,405
106,600 Daiichi Sankyo Co., Ltd. 2,386,201
17,100 Eisai Co., Ltd. 574,592
7,953 Galderma Group AG 1,388,859
251,778 GSK plc 5,412,511
560,844 Haleon plc 2,532,926
10,247 Hikma Pharmaceuticals plc 235,838
2,549 Ipsen SA 343,102
2,276 Kangmei Pharmaceutical Co.*(a) —
15,000 Kyowa Kirin Co., Ltd. 233,192
7,983 Merck KGaA 1,026,721
117,808 Novartis AG, Registered Shares 15,151,848
199,286 Novo Nordisk A/S, Class B 11,001,377
6,787 Orion Oyj, Class B 519,807
26,500 Otsuka Holdings Co., Ltd. 1,415,879
6,807 Recordati Industria Chimica e Farmaceutica SpA 413,416
43,533 Roche Holding AG 14,330,771
1,998 Roche Holding AG, Class BR 689,010
25,650 Sandoz Group AG 1,525,630
68,467 Sanofi SA 6,470,973
46,000 Shionogi & Co., Ltd. 813,641
99,073 Takeda Pharmaceutical Co., Ltd. 2,892,605
72,113 Teva Pharmaceutical Industries, Ltd., ADR* 1,456,683
7,821 UCB SA 2,163,555
92,698,614
Professional Services (1.5%):
20,712 Bureau Veritas SA 650,245
33,653 Computershare, Ltd. 808,335
57,263 Experian plc 2,883,467
9,640 Intertek Group plc 616,150
6,544 Randstad NV 280,269
82,400 Recruit Holdings Co., Ltd. 4,421,546
113,494 RELX plc 5,419,922
10,074 SGS SA, Registered Shares 1,048,049
Shares Value
Common Stocks, continued
Professional Services, continued
3,121 Teleperformance SE $ 232,643
14,915 Wolters Kluwer NV 2,035,754
18,396,380
Real Estate Management & Development (1.1%):
2,743 Azrieli Group, Ltd. 272,830
139,300 CapitaLand Investment, Ltd. 291,034
60,000 China Evergrande Group* 1,257
119,744 CK Asset Holdings, Ltd. 581,137
17,500 Daito Trust Construction Co., Ltd. 383,876
34,600 Daiwa House Industry Co., Ltd. 1,243,967
47,911 Fastighets AB Balder, B Shares* 344,354
88,956 Henderson Land Development Co., Ltd. 314,016
68,200 Hongkong Land Holdings, Ltd. 431,570
29,800 Hulic Co., Ltd. 326,640
4,631 LEG Immobilien SE 368,118
65,400 Mitsubishi Estate Co., Ltd. 1,506,224
163,000 Mitsui Fudosan Co., Ltd. 1,780,826
13,604 Sagax AB, Class B 284,656
248,601 Sino Land Co., Ltd. 314,741
19,100 Sumitomo Realty & Development Co., Ltd. 842,715
88,000 Sun Hung Kai Properties, Ltd. 1,055,509
19,464 Swire Pacific, Ltd., Class A 165,178
4,901 Swiss Prime Site AG, Registered Shares 686,060
46,871 Vonovia SE 1,462,675
81,931 Wharf Holdings, Ltd. (The) 234,196
103,300 Wharf Real Estate Investment Co., Ltd. 305,481
13,197,060
Retail REITs (0.3%):
358,437 CapitaLand Integrated Commercial Trust 636,538
13,801 Klepierre SA 537,510
156,620 Link REIT 805,642
318,194 Scentre Group 860,682
7,412 Unibail-Rodamco-Westfield 781,534
247,202 Vicinity, Ltd. 412,885
4,034,791
Semiconductors & Semiconductor Equipment (3.7%):
47,400 Advantest Corp. 4,739,551
2,930 ASM International NV 1,761,035
24,406 ASML Holding NV 23,791,914
4,567 BE Semiconductor Industries NV 684,871
5,600 Disco Corp. 1,759,349
81,095 Infineon Technologies AG 3,164,877
5,100 Lasertec Corp. 704,727
1,841 Nova, Ltd.* 586,594
105,300 Renesas Electronics Corp. 1,209,887
5,200 SCREEN Holdings Co., Ltd. 470,875
41,652 STMicroelectronics NV 1,177,242
27,600 Tokyo Electron, Ltd. 4,976,785
45,027,707
Software (2.1%):
5,371 Check Point Software Technologies, Ltd.* 1,111,314
3,014 CyberArk Software, Ltd.* 1,456,214
42,275 Dassault Systemes SE 1,421,909
2,370 Monday.com, Ltd.* 459,045
3,511 Nemetschek SE 456,838
4,107 Nice, Ltd.* 597,580

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
2,300 Oracle Corp. $ 235,040
60,122 Sage Group plc (The) 892,532
64,711 SAP SE 17,346,279
7,700 Trend Micro, Inc. 420,646
12,372 WiseTech Global, Ltd. 739,645
10,030 Xero, Ltd.* 1,048,020
26,185,062
Specialty Retail (0.9%):
5,181 Avolta AG* 281,868
11,800 Fast Retailing Co., Ltd. 3,583,642
35,506 H & M Hennes & Mauritz AB, Class B 662,513
67,876 Industria de Diseno Textil SA 3,749,415
137,007 JD Sports Fashion plc 175,732
114,190 Kingfisher plc 476,802
26,000 Nitori Holdings Co., Ltd.^ 501,244
11,700 Sanrio Co., Ltd.^ 547,993
14,451 Zalando SE* 442,971
25,300 ZOZO, Inc.^ 232,435
10,654,615
Technology Hardware, Storage & Peripherals (0.4%):
54,500 Canon, Inc. 1,595,564
69,900 FUJIFILM Holdings Corp. 1,741,983
9,618 Logitech International SA, Class R 1,059,494
4,397,041
Textiles, Apparel & Luxury Goods (2.2%):
10,714 adidas AG 2,259,526
43,800 Asics Corp. 1,143,755
33,451 Cie Financiere Richemont SA, Registered Shares 6,419,750
2,316 FF Group*(a) —
1,951 Hermes International SCA 4,784,078
4,548 Kering SA 1,515,412
15,499 LVMH Moet Hennessy Louis Vuitton SE 9,482,390
14,001 Moncler SpA 821,258
5,067 Pandora A/S 662,548
1,845 Swatch Group AG (The), Class BR 347,405
27,436,122
Tobacco (0.9%):
128,838 British American Tobacco plc 6,835,931
48,612 Imperial Brands plc 2,064,718
73,800 Japan Tobacco, Inc. 2,425,869
11,326,518
Trading Companies & Distributors (2.0%):
15,980 AddTech AB, B Shares 522,631
10,974 AerCap Holdings NV 1,327,854
26,174 Ashtead Group plc 1,758,642
23,474 Beijer Ref AB 366,022
7,213 Brenntag SE 432,202
19,800 Bunzl plc 624,983
3,364 IMCD NV 347,733
74,100 ITOCHU Corp. 4,261,611
87,000 Marubeni Corp. 2,171,114
199,600 Mitsubishi Corp. 4,758,515
152,900 Mitsui & Co., Ltd. 3,797,227
15,500 MonotaRO Co., Ltd. 225,127
14,597 Rexel SA 481,942
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
13,421 SGH, Ltd. $ 445,683
68,300 Sumitomo Corp. 1,976,795
43,400 Toyota Tsusho Corp. 1,200,670
24,698,751
Transportation Infrastructure (0.3%):
47,499 Aena SME SA 1,301,256
2,169 Aeroports de Paris SA 287,574
109,858 Auckland International Airport, Ltd. 501,744
19,583 Getlink SE 360,267
190,585 Transurban Group 1,744,810
4,195,651
Water Utilities (0.1%):
17,523 Severn Trent plc 610,586
42,893 United Utilities Group plc 661,156
1,271,742
Wireless Telecommunication Services (1.2%):
193,700 KDDI Corp. 3,104,073
29,884 Mobile TeleSystems PJSC(a)(b) —
1,795,800 SoftBank Corp. 2,641,578
59,300 SoftBank Group Corp. 7,532,464
32,144 Tele2 AB, B Shares 548,634
1,217,790 Vodafone Group plc 1,411,936
15,238,685
Total Common Stocks (Cost $567,114,842) 1,208,657,912
Preferred Stocks (0.3%):
Automobiles (0.2%):
3,722 Bayerische Motoren Werke AG, 5.46% 345,406
6,748 Dr. Ing hc F Porsche AG, 1.98%^ 327,554
9,962 Porsche Automobil Holding SE, 5.71% 391,348
12,614 Volkswagen AG, 6.90% 1,364,106
2,428,414
Household Products (0.1%):
9,796 Henkel AG & Co. KGaA, 2.97% 790,602
Life Sciences Tools & Services (0.0%
†
):
1,737 Sartorius AG, 0.37% 403,944
Total Preferred Stocks (Cost $3,551,174) 3,622,960
Rights (0.0%
†
):
Financial Services (0.0%
†
):
687 Sofina SA CVR, Expires on 10/3/25* 1,533
Independent Power and Renewable Electricity Producers
(0.0%
†
):
166,020 Orsted AS CVR, Expires on 10/3/25*^ 165,312
Total Rights (Cost $187,674) 166,845
Affiliated Investment Company (1.2%):
Money Market Funds (1.2%):
15,092,594 BlackRock Liquidity FedFund, Institutional Class,
4.03%
+
(c)(d) 15,092,594
Total Affiliated Investment Company (Cost $15,092,594) 15,092,594

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2025 .
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2025 :
Shares Value
Unaffiliated Investment Company (0.1%):
Money Market Funds (0.1%):
619,629 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.98%(d) $ 619,629
Total Unaffiliated Investment Company (Cost $619,629) 619,629
Total Investment Securities
(Cost $586,565,913 ) — 100.1% 1,228,159,940
Net other assets (liabilities) — (0.1)% (1,831,119)
Net Assets — 100.0% $ 1,226,328,821
ADR—American Depository Receipt
CVR—Contingency Valued Rights
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $13,446,515.
† Represents less than 0.05%.
+ Affiliated Securities
(a) Security was valued using significant unobservable inputs as of September 30, 2025.
(b) These securities are held by the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”). See Note 1 in the Notes to the Schedules of Portfolio Investments.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2025.
(d) The rate represents the effective yield at September 30, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Australia 6.6%
Austria 0.2%
Belgium 0.8%
Chile 0.1%
China —%
†
Cyprus —%
†
Denmark 1.9%
Finland 1.1%
France 10.5%
Germany 9.7%
Greece —%
†
Hong Kong 2.2%
Ireland 0.9%
Israel 1.1%
Italy 3.0%
Japan 21.9%
Luxembourg 0.2%
Macau —%
†
Mexico —%
†
Netherlands 5.1%
New Zealand 0.3%
Norway 0.6%
Philippines —%
†
Poland —%
†
Portugal 0.2%
Russia —%
†

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Country Percentage
Russian Federation —%
†
Singapore 1.7%
Spain 3.4%
Sweden 3.6%
Switzerland 9.7%
Turkey —%
†
United Kingdom 13.9%
United States 1.3%
100.0%
† Represents less than 0.05%.
Futures Contracts
At September 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
ASX SPI 200 Index December Futures (Australian Dollar) 12/18/25 9 $ 1,320,631 $ 6,593
DJ EURO STOXX 50 December Futures (Euro) 12/19/25 60 3,902,754 53,912
FTSE 100 Index December Futures (British Pounds) 12/19/25 18 2,277,049 28,446
SGX NIKKEI 225 Index December Futures (Japanese Yen) 12/11/25 12 1,822,073 17,389
$ 106,340

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.3%):
Aerospace & Defense (2.6%):
4,905 AeroVironment, Inc.* $ 1,544,535
14,088 BWX Technologies, Inc. 2,597,405
5,830 Curtiss-Wright Corp. 3,165,340
12,278 Hexcel Corp. 769,831
25,585 Kratos Defense & Security Solutions, Inc.* 2,337,701
9,301 Woodward, Inc. 2,350,456
12,765,268
Air Freight & Logistics (0.2%):
17,724 GXO Logistics, Inc.* 937,422
Automobile Components (0.8%):
10,973 Autoliv, Inc. 1,355,165
33,932 Gentex Corp. 960,276
45,140 Goodyear Tire & Rubber Co. (The)* 337,647
8,170 Lear Corp. 821,984
4,307 Visteon Corp. 516,237
3,991,309
Automobiles (0.3%):
17,342 Harley-Davidson, Inc. 483,842
8,164 Thor Industries, Inc. 846,525
1,330,367
Banks (6.5%):
25,906 Associated Banc-Corp. 666,043
16,320 Bank OZK 831,994
28,341 Cadence Bank 1,063,921
46,331 Columbia Banking System, Inc. 1,192,560
19,738 Comerica, Inc. 1,352,448
18,714 Commerce Bancshares, Inc. 1,118,349
9,843 Cullen/Frost Bankers, Inc. 1,247,797
21,301 East West Bancorp, Inc. 2,267,491
20,315 First Financial Bankshares, Inc. 683,600
78,639 First Horizon Corp. 1,778,028
46,657 Flagstar Financial, Inc. 538,888
57,097 FNB Corp. 919,833
18,100 Glacier Bancorp, Inc. 880,927
12,791 Hancock Whitney Corp. 800,844
29,191 Home BancShares, Inc. 826,105
8,463 International Bancshares Corp. 581,831
51,504 Old National Bancorp 1,130,513
11,933 Pinnacle Financial Partners, Inc. 1,119,196
14,006 Prosperity Bancshares, Inc. 929,298
15,196 Southstate Bank Corp. 1,502,428
21,482 Synovus Financial Corp. 1,054,337
7,025 Texas Capital Bancshares, Inc.* 593,823
11,147 UMB Financial Corp. 1,319,247
21,841 United Bankshares, Inc. 812,704
75,528 Valley National Bancorp 800,597
25,584 Webster Financial Corp. 1,520,713
16,058 Western Alliance Bancorp 1,392,550
10,488 Wintrust Financial Corp. 1,389,031
22,170 Zions Bancorp NA 1,254,379
31,569,475
Beverages (0.6%):
1,221 Boston Beer Co., Inc. (The), Class A* 258,144
24,474 Celsius Holdings, Inc.* 1,407,010
Shares Value
Common Stocks, continued
Beverages, continued
9,135 Coca-Cola Consolidated, Inc. $ 1,070,257
2,735,411
Biotechnology (2.4%):
29,443 BioMarin Pharmaceutical, Inc.* 1,594,633
18,566 Cytokinetics, Inc.* 1,020,387
41,479 Exelixis, Inc.* 1,713,083
18,049 Halozyme Therapeutics, Inc.* 1,323,714
15,289 Neurocrine Biosciences, Inc.* 2,146,270
66,420 Roivant Sciences, Ltd.* 1,004,934
6,967 United Therapeutics Corp.* 2,920,636
11,723,657
Broadline Retail (0.4%):
42,059 Macy's, Inc. 754,118
9,465 Ollie's Bargain Outlet Holdings, Inc.* 1,215,306
1,969,424
Building Products (2.1%):
10,454 AAON, Inc. 976,822
10,974 Advanced Drainage Systems, Inc. 1,522,094
6,572 Carlisle Cos., Inc. 2,161,925
18,226 Fortune Brands Innovations, Inc. 973,086
12,867 Owens Corning 1,820,166
6,416 Simpson Manufacturing Co., Inc. 1,074,423
16,570 Trex Co., Inc.* 856,172
9,130 UFP Industries, Inc. 853,564
10,238,252
Capital Markets (3.1%):
4,497 Affiliated Managers Group, Inc. 1,072,220
39,494 Carlyle Group, Inc. (The) 2,476,274
5,823 Evercore, Inc. 1,964,214
11,294 Federated Hermes, Inc. 586,497
6,412 Hamilton Lane, Inc., Class A 864,273
8,427 Houlihan Lokey, Inc. 1,730,232
19,287 Janus Henderson Group plc 858,464
25,359 Jefferies Financial Group, Inc. 1,658,986
3,862 Morningstar, Inc. 896,023
14,543 SEI Investments Co. 1,233,974
15,868 Stifel Financial Corp. 1,800,542
15,141,699
Chemicals (1.4%):
6,899 Ashland, Inc. 330,531
14,467 Avient Corp. 476,688
33,620 Axalta Coating Systems, Ltd.* 962,204
8,050 Cabot Corp. 612,203
1,191 NewMarket Corp. 986,398
17,652 Olin Corp. 441,123
19,786 RPM International, Inc. 2,332,374
6,592 Scotts Miracle-Gro Co. (The) 375,414
5,103 Westlake Corp. 393,237
6,910,172
Commercial Services & Supplies (1.7%):
6,446 Brink's Co. (The) 753,280
7,828 Clean Harbors, Inc.* 1,817,818
5,792 MSA Safety, Inc. 996,629

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
28,620 RB Global, Inc. $ 3,101,263
40,571 Tetra Tech, Inc. 1,354,260
8,023,250
Communications Equipment (1.0%):
21,779 Ciena Corp.* 3,172,547
10,721 Lumentum Holdings, Inc.* 1,744,414
4,916,961
Construction & Engineering (2.8%):
20,377 AECOM 2,658,587
57,053 API Group Corp.* 1,960,912
5,428 Comfort Systems USA, Inc. 4,479,077
24,907 Fluor Corp.* 1,047,838
9,454 MasTec, Inc.* 2,011,906
3,054 Valmont Industries, Inc. 1,184,127
13,342,447
Construction Materials (0.4%):
5,031 Eagle Materials, Inc. 1,172,424
8,747 Knife River Corp.* 672,382
1,844,806
Consumer Finance (0.7%):
42,889 Ally Financial, Inc. 1,681,249
6,109 FirstCash Holdings, Inc. 967,788
32,578 SLM Corp. 901,759
3,550,796
Consumer Staples Distribution & Retail (2.5%):
62,835 Albertsons Cos., Inc., Class A 1,100,241
5,748 Casey's General Stores, Inc. 3,249,459
27,934 Maplebear, Inc.* 1,026,854
24,089 Performance Food Group Co.* 2,506,220
15,073 Sprouts Farmers Market, Inc.* 1,639,942
34,722 US Foods Holding Corp.* 2,660,400
12,183,116
Containers & Packaging (1.1%):
10,157 AptarGroup, Inc. 1,357,585
17,623 Crown Holdings, Inc. 1,702,205
46,429 Graphic Packaging Holding Co. 908,615
3,897 Greif, Inc., Class A 232,885
13,179 Silgan Holdings, Inc. 566,829
15,264 Sonoco Products Co. 657,726
5,425,845
Diversified Consumer Services (1.3%):
6,114 Duolingo, Inc.* 1,967,730
537 Graham Holdings Co., Class B 632,215
4,319 Grand Canyon Education, Inc.* 948,107
20,435 H&R Block, Inc. 1,033,398
21,599 Service Corp. International 1,797,469
6,378,919
Diversified REITs (0.5%):
33,761 WP Carey, Inc. 2,281,231
Diversified Telecommunication Services (0.7%):
20,706 EchoStar Corp., Class A* 1,581,110
38,023 Frontier Communications Parent, Inc.* 1,420,159
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
16,270 Iridium Communications, Inc. $ 284,074
3,285,343
Electric Utilities (1.0%):
8,838 ALLETE, Inc. 586,843
8,425 IDACORP, Inc. 1,113,364
31,706 OGE Energy Corp. 1,467,037
17,489 Portland General Electric Co. 769,516
14,281 TXNM Energy, Inc. 807,590
4,744,350
Electrical Equipment (1.8%):
4,703 Acuity, Inc. 1,619,666
5,748 EnerSys 649,294
22,688 NEXTracker, Inc., Class A* 1,678,685
24,832 nVent Electric plc 2,449,429
10,173 Regal Rexnord Corp. 1,459,215
22,379 Sensata Technologies Holding plc 683,678
8,539,967
Electronic Equipment, Instruments & Components (3.5% ):
7,856 Arrow Electronics, Inc.* 950,576
12,714 Avnet, Inc. 664,688
6,067 Belden, Inc. 729,678
26,064 Cognex Corp. 1,180,699
23,933 Coherent Corp.* 2,578,063
7,551 Crane NXT Co. 506,445
5,521 Fabrinet* 2,013,067
57,845 Flex, Ltd.* 3,353,275
3,979 IPG Photonics Corp.* 315,097
3,902 Littelfuse, Inc. 1,010,657
5,680 Novanta, Inc.* 568,852
11,689 TD SYNNEX Corp. 1,914,074
22,547 Vontier Corp. 946,298
16,731,469
Energy Equipment & Services (0.9%):
59,415 NOV, Inc. 787,249
63,323 TechnipFMC plc 2,498,092
9,922 Valaris, Ltd.* 483,896
10,846 Weatherford International plc 742,192
4,511,429
Entertainment (0.2%):
22,604 Warner Music Group Corp., Class A 769,892
Financial Services (1.7%):
45,498 Equitable Holdings, Inc. 2,310,389
15,106 Essent Group, Ltd. 960,138
5,989 Euronet Worldwide, Inc.* 525,894
35,638 MGIC Investment Corp. 1,011,050
10,433 Shift4 Payments, Inc., Class A* 807,514
14,935 Voya Financial, Inc. 1,117,138
52,580 Western Union Co. (The) 420,114
5,291 WEX, Inc.* 833,491
7,985,728
Food Products (0.8%):
24,448 Darling Ingredients, Inc.* 754,710
31,095 Flowers Foods, Inc. 405,790

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Food Products, continued
9,930 Ingredion, Inc. $ 1,212,552
3,042 Marzetti Company (The) 525,627
6,410 Pilgrim's Pride Corp. 261,015
7,085 Post Holdings, Inc.* 761,496
3,921,190
Gas Utilities (1.1% ):
14,132 National Fuel Gas Co. 1,305,373
15,978 New Jersey Resources Corp. 769,341
8,963 ONE Gas, Inc. 725,465
9,474 Southwest Gas Holdings, Inc. 742,193
9,163 Spire, Inc. 746,968
33,489 UGI Corp. 1,113,844
5,403,184
Ground Transportation (1.4%):
2,666 Avis Budget Group, Inc.*^ 428,093
24,882 Knight-Swift Transportation Holdings, Inc. 983,088
5,384 Landstar System, Inc. 659,863
6,291 Ryder System, Inc. 1,186,734
4,104 Saia, Inc.* 1,228,574
18,131 XPO, Inc.* 2,343,794
6,830,146
Health Care Equipment & Supplies (1.2%):
31,488 DENTSPLY SIRONA, Inc. 399,583
25,926 Envista Holdings Corp.* 528,112
17,270 Globus Medical, Inc.* 989,053
7,404 Haemonetics Corp.* 360,871
10,473 Lantheus Holdings, Inc.* 537,160
8,605 LivaNova plc* 450,730
7,103 Masimo Corp.* 1,048,048
6,028 Penumbra, Inc.* 1,527,013
5,840,570
Health Care Providers & Services (2.3%):
2,217 Chemed Corp. 992,639
15,466 Encompass Health Corp. 1,964,491
8,883 Ensign Group, Inc. (The) 1,534,716
13,354 HealthEquity, Inc.* 1,265,559
31,775 Hims & Hers Health, Inc.* 1,802,278
25,060 Option Care Health, Inc.* 695,666
13,636 Tenet Healthcare Corp.* 2,768,653
11,024,002
Health Care REITs (0.7%):
55,486 Healthcare Realty Trust, Inc. 1,000,413
45,052 Omega Healthcare Investors, Inc. 1,902,095
37,609 Sabra Health Care REIT, Inc. 701,032
3,603,540
Health Care Technology (0.3%):
20,999 Doximity, Inc., Class A* 1,536,077
Hotel & Resort REITs (0.1%):
31,816 Park Hotels & Resorts, Inc. 352,521
Hotels, Restaurants & Leisure (2.9%):
40,778 Aramark 1,565,875
9,073 Boyd Gaming Corp. 784,361
15,210 Cava Group, Inc.* 918,836
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
3,267 Choice Hotels International, Inc.^ $ 349,275
10,419 Churchill Downs, Inc. 1,010,747
9,542 Hilton Grand Vacations, Inc.* 398,951
6,419 Hyatt Hotels Corp., Class A 911,049
12,950 Light & Wonder, Inc.* 1,087,023
4,335 Marriott Vacations Worldwide Corp. 288,538
12,911 Planet Fitness, Inc., Class A* 1,340,162
10,262 Texas Roadhouse, Inc. 1,705,031
9,990 Travel + Leisure Co. 594,305
5,701 Vail Resorts, Inc. 852,699
4,293 Wingstop, Inc. 1,080,462
11,700 Wyndham Hotels & Resorts, Inc. 934,830
13,822,144
Household Durables (1.8%):
10,363 KB Home 659,501
32,114 Somnigroup International, Inc. 2,708,174
15,259 Taylor Morrison Home Corp.* 1,007,247
15,150 Toll Brothers, Inc. 2,092,821
4,313 TopBuild Corp.* 1,685,779
8,570 Whirlpool Corp. 673,602
8,827,124
Household Products (0 .4%):
20,341 BJ's Wholesale Club Holdings, Inc.* 1,896,798
Independent Power and Renewable Electricity Producers
(0.8%):
9,146 Ormat Technologies, Inc. 880,303
7,056 Talen Energy Corp.* 3,001,481
3,881,784
Industrial REITs (1.0%):
8,081 EastGroup Properties, Inc. 1,367,790
20,434 First Industrial Realty Trust, Inc. 1,051,738
36,541 Rexford Industrial Realty, Inc. 1,502,201
29,377 STAG Industrial, Inc. 1,036,714
4,958,443
Insurance (4.2%):
10,765 American Financial Group, Inc. 1,568,676
9,065 Brighthouse Financial, Inc.* 481,170
14,965 CNO Financial Group, Inc. 591,866
39,519 Fidelity National Financial, Inc. 2,390,504
15,698 First American Financial Corp. 1,008,439
5,585 Hanover Insurance Group, Inc. (The) 1,014,404
9,495 Kemper Corp. 489,467
3,452 Kinsale Capital Group, Inc. 1,467,998
35,566 Old Republic International Corp. 1,510,488
5,051 Primerica, Inc. 1,402,107
10,189 Reinsurance Group of America, Inc. 1,957,613
7,285 RenaissanceRe Holdings, Ltd. 1,849,880
12,984 RLI Corp. 846,816
16,984 Ryan Specialty Holdings, Inc. 957,218
9,395 Selective Insurance Group, Inc. 761,653
24,117 Unum Group 1,875,820
20,174,119

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Interactive Media & Services (0.1%):
41,017 ZoomInfo Technologies, Inc.* $ 447,495
IT Services (1.2%):
35,636 Kyndryl Holdings, Inc.* 1,070,149
25,743 Okta, Inc.* 2,360,633
23,631 Twilio, Inc., Class A* 2,365,227
5,796,009
Leisure Products (0.5%):
9,811 Brunswick Corp. 620,448
50,013 Mattel, Inc.* 841,719
8,316 Polaris, Inc. 483,409
12,539 YETI Holdings, Inc.* 416,044
2,361,620
Life Sciences Tools & Services (1.7%):
105,670 Avantor, Inc.* 1,318,762
2,812 Bio-Rad Laboratories, Inc., Class A* 788,457
17,018 Bruker Corp. 552,915
23,697 Illumina, Inc.* 2,250,504
3,422 Medpace Holdings, Inc.* 1,759,455
8,102 Repligen Corp.* 1,082,994
27,321 Sotera Health Co.* 429,759
8,182,846
Machinery (5.1%):
9,570 AGCO Corp. 1,024,660
6,794 Chart Industries, Inc.* 1,359,819
138,217 CNH Industrial NV 1,499,654
7,539 Crane Co. 1,388,232
17,967 Donaldson Co., Inc. 1,470,599
8,857 Esab Corp. 989,681
20,262 Flowserve Corp. 1,076,723
25,418 Graco, Inc. 2,159,513
12,081 ITT, Inc. 2,159,600
8,570 Lincoln Electric Holdings, Inc. 2,021,063
7,238 Middleby Corp. (The)* 962,147
17,038 Mueller Industries, Inc. 1,722,712
9,835 Oshkosh Corp. 1,275,600
4,849 RBC Bearings, Inc.* 1,892,516
10,071 Terex Corp. 516,642
9,643 Timken Co. (The) 724,961
15,148 Toro Co. (The) 1,154,278
4,223 Watts Water Technologies, Inc., Class A 1,179,399
24,577,799
Marine Transportation (0.2%):
8,401 Kirby Corp.* 701,063
Media (0.5%):
24,880 New York Times Co. (The), Class A 1,428,112
4,479 Nexstar Media Group, Inc. 885,677
2,313,789
Metals & Mining (2.6%):
40,183 Alcoa Corp. 1,321,619
21,229 ATI, Inc.* 1,726,767
7,677 Carpenter Technology Corp. 1,885,011
76,518 Cleveland-Cliffs, Inc.* 933,520
17,141 Commercial Metals Co. 981,836
Shares Value
Common Stocks, continued
Metals & Mining, continued
20,576 MP Materials Corp.* $ 1,380,032
8,083 Reliance, Inc. 2,269,949
10,173 Royal Gold, Inc. 2,040,500
12,539,234
Mortgage Real Estate Investment Trusts (REITs) (0.6%):
95,491 Annaly Capital Management, Inc. 1,929,873
54,783 Starwood Property Trust, Inc. 1,061,147
2,991,020
Multi-Utilities (0.3%):
10,804 Black Hills Corp. 665,418
9,760 Northwestern Energy Group, Inc. 572,034
1,237,452
Office REITs (0.6%):
17,314 COPT Defense Properties 503,145
26,529 Cousins Properties, Inc. 767,749
16,346 Kilroy Realty Corp. 690,619
25,065 Vornado Realty Trust 1,015,884
2,977,397
Oil, Gas & Consumable Fuels (3.0%):
52,136 Antero Midstream Corp. 1,013,524
45,393 Antero Resources Corp.* 1,523,389
8,846 Chord Energy Corp. 879,027
12,831 Civitas Resources, Inc. 417,007
21,764 CNX Resources Corp.* 699,060
15,662 DT Midstream, Inc. 1,770,746
24,439 HF Sinclair Corp. 1,279,137
17,825 Matador Resources Co. 800,877
20,546 Murphy Oil Corp. 583,712
39,365 Ovintiv, Inc. 1,589,559
12,844 PBF Energy, Inc., Class A 387,503
107,527 Permian Resources Corp. 1,376,346
36,598 Range Resources Corp. 1,377,549
26,159 Viper Energy, Inc., Class A 999,797
14,697,233
Paper & Forest Products (0.2%):
9,588 Louisiana-Pacific Corp. 851,798
Passenger Airlines (0.4%):
17,679 Alaska Air Group, Inc.* 880,061
102,531 American Airlines Group, Inc.* 1,152,448
2,032,509
Personal Care Products (0.4%):
19,529 BellRing Brands, Inc.* 709,879
58,020 Coty, Inc., Class A* 234,401
9,103 elf Beauty, Inc.* 1,205,965
2,150,245
Pharmaceuticals (0.7%):
76,558 Elanco Animal Health, Inc.* 1,541,878
9,328 Jazz Pharmaceuticals plc* 1,229,430
21,024 Perrigo Co plc 468,205
3,239,513
Professional Services (2.6%):
6,914 ASGN, Inc.* 327,378

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Professional Services, continued
3,392 CACI International, Inc., Class A* $ 1,691,862
6,945 Concentrix Corp. 320,512
25,263 ExlService Holdings, Inc.* 1,112,330
7,777 Exponent, Inc. 540,346
4,926 FTI Consulting, Inc.* 796,288
25,050 Genpact, Ltd. 1,049,345
5,367 Insperity, Inc. 264,056
19,791 KBR, Inc. 935,916
8,701 Maximus, Inc. 795,010
8,023 Parsons Corp.* 665,267
6,708 Paylocity Holding Corp.* 1,068,383
7,239 Science Applications International Corp. 719,339
29,020 TransUnion 2,431,296
12,717,328
Real Estate Management & Development (0.5%):
7,306 Jones Lang LaSalle, Inc.* 2,179,234
Residential REITs (0.8%):
49,497 American Homes 4 Rent, Class A 1,645,775
29,525 Equity LifeStyle Properties, Inc. 1,792,167
36,853 Independence Realty Trust, Inc. 604,021
4,041,963
Retail REITs (0.9%):
16,902 Agree Realty Corp. 1,200,718
48,356 Brixmor Property Group, Inc. 1,338,494
34,691 Kite Realty Group Trust 773,610
29,051 NNN REIT, Inc. 1,236,701
4,549,523
Semiconductors & Semiconductor Equipment (2.8%):
19,277 Allegro MicroSystems, Inc.* 562,888
17,950 Amkor Technology, Inc. 509,780
7,966 Cirrus Logic, Inc.* 998,060
23,328 Entegris, Inc. 2,156,907
21,085 Lattice Semiconductor Corp.* 1,545,952
9,642 MACOM Technology Solutions Holdings, Inc.* 1,200,333
10,368 MKS, Inc. 1,283,247
7,554 Onto Innovation, Inc.* 976,128
8,545 Power Integrations, Inc. 343,595
16,712 Rambus, Inc.* 1,741,390
5,138 Silicon Laboratories, Inc.* 673,746
6,081 Synaptics, Inc.* 415,576
6,722 Universal Display Corp. 965,481
13,373,083
Software (3.9%):
3,549 Appfolio, Inc., Class A* 978,317
14,139 BILL Holdings, Inc.* 748,943
5,746 Blackbaud, Inc.* 369,525
6,877 Commvault Systems, Inc.* 1,298,240
31,153 Docusign, Inc.* 2,245,820
9,420 Dolby Laboratories, Inc., Class A 681,726
28,938 Dropbox, Inc., Class A* 874,217
46,565 Dynatrace, Inc.* 2,256,074
12,979 Guidewire Software, Inc.* 2,983,353
9,330 Manhattan Associates, Inc.* 1,912,463
40,860 Nutanix, Inc., Class A* 3,039,575
14,040 Pegasystems, Inc. 807,300
Shares Value
Common Stocks, continued
Software, continued
5,614 Qualys, Inc.* $ 742,901
18,938,454
Specialized REITs (1.5%):
35,130 CubeSmart 1,428,386
11,499 EPR Properties 667,057
42,469 Gaming and Leisure Properties, Inc. 1,979,480
13,558 Lamar Advertising Co., Class A^ 1,659,770
10,685 National Storage Affiliates Trust 322,901
11,302 PotlatchDeltic Corp. 460,557
21,582 Rayonier, Inc. 572,786
7,090,937
Specialty Retail (3.6%):
7,330 Abercrombie & Fitch Co.* 627,081
4,122 AutoNation, Inc.* 901,770
32,478 Bath & Body Works, Inc. 836,633
9,611 Burlington Stores, Inc.* 2,445,999
34,118 Chewy, Inc., Class A* 1,380,073
10,221 Dick's Sporting Goods, Inc. 2,271,311
8,475 Five Below, Inc.* 1,311,082
16,528 Floor & Decor Holdings, Inc., Class A* 1,218,114
63,385 GameStop Corp., Class A* 1,729,143
35,068 Gap, Inc. (The) 750,105
3,962 Lithia Motors, Inc. 1,251,992
2,718 Murphy USA, Inc. 1,055,291
2,928 Penske Automotive Group, Inc. 509,208
2,394 RH* 486,365
19,625 Valvoline, Inc.* 704,734
17,478,901
Technology Hardware, Storage & Peripherals (0.8%):
47,821 Pure Storage, Inc., Class A* 4,007,878
Textiles, Apparel & Luxury Goods (0.6%):
18,609 Capri Holdings, Ltd.* 370,691
4,027 Columbia Sportswear Co. 210,612
8,399 Crocs, Inc.* 701,737
7,369 PVH Corp. 617,301
24,357 Under Armour, Inc., Class A* 121,541
26,523 Under Armour, Inc., Class C* 128,106
50,916 VF Corp. 734,718
2,884,706
Trading Companies & Distributors ( 1.7%):
5,899 Applied Industrial Technologies, Inc. 1,539,934
29,203 Core & Main, Inc., Class A* 1,571,997
5,534 GATX Corp. 967,343
6,815 MSC Industrial Direct Co., Inc. 627,934
5,384 Watsco, Inc. 2,176,751
7,209 WESCO International, Inc. 1,524,704
8,408,663
Water Utilities (0.3%):
41,676 Essential Utilities, Inc. 1,662,871
Total Common Stocks (Cost $303,326,852) 480,330,210

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2025 .
Shares Value
Affiliated Investment Company (0 .1%):
Money Market Funds (0.1%):
617,193 BlackRock Liquidity FedFund, Institutional Class ,
4.03%
+
(a)(b) $ 617,193
Total Affiliated Investment Company (Cost $617,193) 617,193
Unaffiliated Investment Company (0.7%):
Money Market Funds (0.7%):
3,274,717 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.98%(b) 3,274,717
Shares Value
Unaffiliated Investment Company, continued
Money Market Funds, continued
Total Unaffiliated Investment Company (Cost $3,274,717) $ 3,274,717
Total Investment Securities
(Cost $ 307,218,762 ) — 100.1% 484,222,120
Net other assets (liabilities) — (0.1)% (319,976)
Net Assets — 100.0% $ 483,902,144
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $601,489.
+ Affiliated Securities
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2025.
(b) The rate represents the effective yield at September 30, 2025.
Futures Contracts
At September 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 400 Index E-Mini December Futures (U.S. Dollar) 12/19/25 11 $ 3,614,820 $ (24,681)
$ (24,681)

AZL Moderate Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2025.
Shares Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (44.1%):
2,084,628 AZL Mid Cap Index Fund, Class 2 $ 47,383,584
17,924,659 AZL S&P 500 Index Fund, Class 2 487,371,486
2,698,317 AZL Small Cap Stock Index Fund, Class 2 34,862,257
569,617,327
Fixed Income Fund (39.1%):
49,757,876 AZL Enhanced Bond Index Fund 504,047,285
International Equity Fund (16.8%):
9,961,733 AZL International Index Fund, Class 2 216,468,464
Total Affiliated Investment Companies (Cost $1,119,400,003) 1,290,133,076
Total Investment Securities
(Cost $1,119,400,003 ) — 100.0% 1,290,133,076
Net other assets (liabilities) — 0.0%
†
(631,183)
Net Assets — 100.0% $ 1,289,501,893
† Represents less than 0.05%.

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.3%):
Aerospace & Defense (2.2%):
2,706 Airbus SE $ 632,489
333 Axon Enterprise, Inc.* 238,974
13,803 BAE Systems plc 382,422
3,419 Boeing Co. (The)* 737,923
410 Bombardier, Inc., Class B* 57,465
1,669 CAE, Inc.* 49,428
94 Dassault Aviation SA 31,372
124 Elbit Systems, Ltd. 62,877
1,029 General Dynamics Corp. 350,889
206 HEICO Corp. 66,501
317 HEICO Corp., Class A 80,546
1,722 Howmet Aerospace, Inc. 337,908
2,195 Kongsberg Gruppen ASA 70,164
826 L3Harris Technologies, Inc. 252,269
1,848 Leonardo SpA 117,377
967 Lockheed Martin Corp. 482,736
6,986 Melrose Industries plc 57,551
254 MTU Aero Engines AG 116,564
624 Northrop Grumman Corp. 380,216
210 Rheinmetall AG 488,789
2,014 Rocket Lab Corp.* 96,491
38,325 Rolls-Royce Holdings plc 613,485
6,030 RTX Corp. 1,009,000
1,519 Saab AB, Class B 92,573
1,615 Safran SA 571,865
6,400 Singapore Technologies Engineering, Ltd. 42,791
776 Textron, Inc. 65,564
441 Thales SA 138,182
260 TransDigm Group, Inc. 342,685
7,967,096
Air Freight & Logistics (0.3%):
584 CH Robinson Worldwide, Inc. 77,321
4,419 Deutsche Post AG 197,063
952 DSV A/S 190,087
697 Expeditors International of Washington, Inc. 85,445
1,007 FedEx Corp. 237,461
1,800 SG Holdings Co., Ltd. 18,583
3,292 United Parcel Service, Inc., Class B 274,981
1,080,941
Automobile Components (0.2%):
2,400 Aisin Corp. 41,464
988 Aptiv plc* 85,185
2,600 Bridgestone Corp. 120,234
3,249 Cie Generale des Etablissements Michelin SCA 116,687
513 Continental AG 33,817
7,500 Denso Corp. 108,015
1,166 Magna International, Inc. 55,254
3,000 Sumitomo Electric Industries, Ltd. 85,241
645,897
Automobiles (2.3%):
1,268 Bayerische Motoren Werke AG 127,220
572 Ferrari NV 276,900
17,667 Ford Motor Co. 211,297
4,463 General Motors Co. 272,109
18,500 Honda Motor Co., Ltd.^ 190,079
2,100 Isuzu Motors, Ltd. 26,508
Shares Value
Common Stocks, continued
Automobiles, continued
3,353 Mercedes-Benz Group AG $ 210,652
11,300 Nissan Motor Co., Ltd.* 27,722
950 Renault SA 39,120
3,269 Rivian Automotive, Inc., Class A* 47,989
9,925 Stellantis NV 92,182
2,200 Subaru Corp. 45,092
7,300 Suzuki Motor Corp. 106,421
13,173 Tesla, Inc.* 5,858,296
43,000 Toyota Motor Corp. 823,002
5,400 Yamaha Motor Co., Ltd. 40,584
8,395,173
Banks (6.8%):
1,998 ABN AMRO Bank NV 63,976
8,889 AIB Group plc 80,659
13,962 ANZ Group Holdings, Ltd. 306,054
2,572 Banca Monte dei Paschi di Siena SpA 22,834
26,017 Banco Bilbao Vizcaya Argentaria SA 500,465
4,873 Banco BPM SpA 72,964
24,936 Banco de Sabadell SA 96,860
67,098 Banco Santander SA 701,172
5,606 Bank Hapoalim BM 114,071
7,161 Bank Leumi Le-Israel BM 141,319
32,680 Bank of America Corp. 1,685,961
4,624 Bank of Ireland Group plc 76,534
3,288 Bank of Montreal 428,515
5,558 Bank of Nova Scotia (The) 359,443
3,353 Bankinter SA 52,883
93 Banque Cantonale Vaudoise, Registered Shares 11,009
65,147 Barclays plc 334,011
4,639 BNP Paribas SA 422,829
15,500 BOC Hong Kong Holdings, Ltd. 72,868
7,330 BPER Banca SpA 81,437
17,937 CaixaBank SA 188,831
4,187 Canadian Imperial Bank of Commerce^ 334,629
2,800 Chiba Bank, Ltd. (The) 29,364
8,382 Citigroup, Inc. 850,773
1,797 Citizens Financial Group, Inc. 95,529
3,595 Commerzbank AG 135,392
7,668 Commonwealth Bank of Australia 847,589
5,089 Credit Agricole SA 100,197
3,233 Danske Bank A/S 138,172
9,960 DBS Group Holdings, Ltd. 394,572
3,895 DNB Bank ASA 106,422
1,304 Erste Group Bank AG 127,457
3,137 Fifth Third Bancorp 139,753
2,912 FinecoBank Banca Fineco SpA 63,073
41 First Citizens BancShares, Inc., Class A 73,356
3,900 Hang Seng Bank, Ltd. 59,426
78,724 HSBC Holdings plc 1,111,006
6,279 Huntington Bancshares, Inc. 108,438
14,024 ING Groep NV 365,434
63,649 Intesa Sanpaolo SpA 420,865
5,286 Israel Discount Bank, Ltd., Class A 52,313
7,700 Japan Post Bank Co., Ltd. 94,369
12,612 JPMorgan Chase & Co. 3,978,203
1,044 KBC Group NV 125,117
4,335 KeyCorp 81,021
277,852 Lloyds Banking Group plc 312,940

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Banks, continued
700 M&T Bank Corp. $ 138,334
52,600 Mitsubishi UFJ Financial Group, Inc. 833,341
859 Mizrahi Tefahot Bank, Ltd. 56,582
11,450 Mizuho Financial Group, Inc. 383,270
14,099 National Australia Bank, Ltd. 412,529
1,863 National Bank of Canada^ 197,921
36,896 NatWest Group plc 258,938
14,303 Nordea Bank Abp 235,419
16,300 Oversea-Chinese Banking Corp., Ltd. 207,924
1,759 PNC Financial Services Group, Inc. (The) 353,436
4,017 Regions Financial Corp. 105,928
9,000 Resona Holdings, Inc. 91,629
6,441 Royal Bank of Canada 949,463
6,517 Skandinaviska Enskilda Banken AB, Class A 127,560
3,278 Societe Generale SA 218,010
9,042 Standard Chartered plc 175,204
16,500 Sumitomo Mitsui Financial Group, Inc. 461,939
2,900 Sumitomo Mitsui Trust Group, Inc. 84,152
7,175 Svenska Handelsbanken AB, Class A 93,823
3,996 Swedbank AB, Class A 120,904
7,795 Toronto-Dominion Bank (The) 623,376
5,873 Truist Financial Corp. 268,514
6,366 UniCredit SpA 483,269
6,304 United Overseas Bank, Ltd. 169,163
7,149 US Bancorp 345,511
14,598 Wells Fargo & Co. 1,223,604
15,637 Westpac Banking Corp. 402,185
4,700 Yokohama Financial Group, Inc. 36,057
25,018,090
Beverages (1.0%):
4,459 Anheuser-Busch InBev SA/NV 266,596
6,900 Asahi Group Holdings, Ltd. 82,797
1,086 Brown-Forman Corp., Class B 29,409
395 Carlsberg AS, Class B 45,928
18,476 Coca-Cola Co. (The) 1,225,328
942 Coca-Cola Europacific Partners plc 85,166
931 Coca-Cola HBC AG* 43,912
664 Constellation Brands, Inc., Class A 89,421
3,162 Davide Campari-Milano NV, Class M^ 19,919
10,187 Diageo plc 242,474
687 Heineken Holding NV 47,206
1,331 Heineken NV 103,939
5,800 Keurig Dr Pepper, Inc. 147,958
3,400 Kirin Holdings Co., Ltd. 49,860
664 Molson Coors Beverage Co., Class B 30,046
3,318 Monster Beverage Corp.* 223,335
6,183 PepsiCo, Inc. 868,340
895 Pernod Ricard SA 87,990
800 Suntory Beverage & Food, Ltd. 25,030
3,714,654
Biotechnology (1.5%):
8,052 AbbVie, Inc. 1,864,360
600 Alnylam Pharmaceuticals, Inc.* 273,600
2,440 Amgen, Inc. 688,568
2,527 Amrize, Ltd.* 122,483
270 Argenx SE* 198,312
695 Biogen, Inc.* 97,356
863 BioMarin Pharmaceutical, Inc.* 46,740
Shares Value
Common Stocks, continued
Biotechnology, continued
2,164 CSL, Ltd. $ 284,203
293 Genmab A/S* 90,331
5,697 Gilead Sciences, Inc. 632,367
1,231 Grifols SA^ 17,920
740 Incyte Corp.* 62,759
645 Natera, Inc.* 103,826
517 Neurocrine Biosciences, Inc.* 72,576
468 Regeneron Pharmaceuticals, Inc. 263,142
832 Swedish Orphan Biovitrum AB* 25,457
175 United Therapeutics Corp.* 73,362
1,154 Vertex Pharmaceuticals, Inc.* 451,952
5,369,314
Broadline Retail (3.1%):
43,418 Amazon.com, Inc.* 9,533,290
221 Canadian Tire Corp., Ltd., Class A 26,312
1,300 Dollarama, Inc. 171,471
2,193 eBay, Inc. 199,453
207 MercadoLibre, Inc.* 483,747
554 Next plc 92,269
9,000 Pan Pacific International Holdings Corp. 59,376
5,875 Prosus NV* 416,595
8,000 Rakuten Group, Inc.* 51,844
2,400 Ryohin Keikaku Co., Ltd. 47,792
5,238 Wesfarmers, Ltd. 319,460
11,401,609
Building Products (0.6%):
600 AGC, Inc. 19,584
357 Allegion plc, ADR* 63,314
4,512 Assa Abloy AB, Class B 158,391
46 Belimo Holding AG, Class R 48,441
500 Builders FirstSource, Inc.* 60,625
183 Carlisle Cos., Inc. 60,200
3,456 Carrier Global Corp. 206,323
1,965 Cie de Saint-Gobain SA 214,041
1,100 Daikin Industries, Ltd. 126,570
160 Geberit AG, Registered Shares 120,950
3,047 Johnson Controls International plc 335,018
833 Kingspan Group plc 70,124
152 Lennox International, Inc. 80,463
999 Masco Corp. 70,319
7,728 Nibe Industrier AB, Class B 30,676
453 Owens Corning 64,081
520 ROCKWOOL A/S, Class B 19,421
1,024 Trane Technologies plc 432,087
2,180,628
Capital Markets (3.5%):
4,244 3i Group plc 233,965
450 Ameriprise Financial, Inc. 221,062
375 Amundi SA 29,862
988 Ares Management Corp., Class A 157,971
934 ASX, Ltd. 36,159
3,299 Bank of New York Mellon Corp. (The) 359,459
674 Blackrock, Inc.
+
785,796
3,364 Blackstone, Inc. 574,739
1,764 Brookfield Asset Management, Ltd., Class A 100,402
6,351 Brookfield Corp. 435,830
1,101 Carlyle Group, Inc. (The) 69,033

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Capital Markets, continued
509 Cboe Global Markets, Inc. $ 124,832
7,837 Charles Schwab Corp. (The) 748,198
1,671 CME Group, Inc. 451,487
928 Coinbase Global, Inc., Class A* 313,191
1,102 CVC Capital Partners plc 19,192
6,000 Daiwa Securities Group, Inc. 48,693
8,324 Deutsche Bank AG, Registered Shares 292,730
871 Deutsche Boerse AG 233,391
1,617 EQT AB 56,518
380 Euronext NV 56,788
151 FactSet Research Systems, Inc. 43,260
285 Futu Holdings, Ltd., ADR 49,564
1,402 Goldman Sachs Group, Inc. (The) 1,116,483
5,300 Hong Kong Exchanges & Clearing, Ltd. 301,248
160 IGM Financial, Inc. 5,825
1,947 Interactive Brokers Group, Inc. 133,973
2,579 Intercontinental Exchange, Inc. 434,510
5,200 Japan Exchange Group, Inc. 58,760
1,072 Julius Baer Group, Ltd. 74,575
2,840 KKR & Co., Inc. 369,058
2,201 London Stock Exchange Group plc 252,708
380 LPL Financial Holdings, Inc. 126,422
1,675 Macquarie Group, Ltd. 243,542
723 Moody's Corp. 344,495
5,443 Morgan Stanley 865,219
341 MSCI, Inc. 193,487
2,008 Nasdaq, Inc. 177,608
12,800 Nomura Holdings, Inc. 93,740
843 Northern Trust Corp. 113,468
101 Partners Group Holding AG 131,983
880 Raymond James Financial, Inc. 151,888
3,146 Robinhood Markets, Inc., Class A* 450,444
1,409 S&P Global, Inc. 685,774
1,400 SBI Holdings, Inc. 60,788
2,664 Schroders plc 13,493
3,200 Singapore Exchange, Ltd. 41,063
1,271 State Street Corp. 147,449
988 T. Rowe Price Group, Inc. 101,408
1,169 TMX Group, Ltd. 44,727
538 Tradeweb Markets, Inc., Class A 59,707
14,386 UBS Group AG 591,500
12,827,467
Chemicals (1.3%):
2,585 Air Liquide SA 537,900
1,040 Air Products and Chemicals, Inc. 283,629
722 Akzo Nobel NV 51,422
205 Arkema SA 13,009
6,500 Asahi Kasei Corp. 51,113
4,107 BASF SE 204,683
766 CF Industries Holdings, Inc. 68,710
3,007 Corteva, Inc. 203,363
776 Covestro AG* 53,115
3,474 Dow, Inc. 79,659
855 DSM-Firmenich AG 73,099
1,832 DuPont de Nemours, Inc. 142,713
1,133 Ecolab, Inc. 310,283
36 EMS-Chemie Holding AG 25,560
988 Evonik Industries AG 17,158
43 Givaudan SA, Registered Shares 175,316
Shares Value
Common Stocks, continued
Chemicals, continued
2,385 ICL Group, Ltd. $ 14,920
1,232 International Flavors & Fragrances, Inc. 75,817
2,142 Linde plc 1,017,450
1,344 LyondellBasell Industries NV, Class A 65,910
4,700 Mitsubishi Chemical Group Corp. 27,099
3,800 Nippon Paint Holdings Co., Ltd. 25,982
600 Nippon Sanso Holdings Corp. 21,263
3,500 Nitto Denko Corp. 82,971
1,496 Novonesis (Novozymes) B 91,712
2,174 Nutrien, Ltd. 127,690
1,107 PPG Industries, Inc. 116,357
615 RPM International, Inc. 72,496
1,062 Sherwin-Williams Co. (The) 367,728
7,800 Shin-Etsu Chemical Co., Ltd. 255,263
674 Sika AG, Registered Shares 151,077
456 Syensqo SA 37,012
641 Symrise AG 55,853
6,300 Toray Industries, Inc. 40,200
557 Yara International ASA 20,342
4,957,874
Commercial Services & Supplies (0.6%):
5,864 Brambles, Ltd. 96,665
1,595 Cintas Corp. 327,390
4,264 Copart, Inc.* 191,752
2,200 Dai Nippon Printing Co., Ltd. 37,366
1,877 Element Fleet Management Corp. 48,615
1,105 GFL Environmental, Inc. 52,379
844 RB Global, Inc. 91,430
12,446 Rentokil Initial plc 62,883
978 Republic Services, Inc. 224,431
1,446 Rollins, Inc. 84,938
1,900 Secom Co., Ltd. 69,667
2,676 Securitas AB, Class B 40,330
900 TOPPAN Holdings, Inc. 23,139
1,191 Veralto Corp. 126,973
1,196 Waste Connections, Inc. 210,257
1,834 Waste Management, Inc. 405,002
2,093,217
Communications Equipment (0.7%):
4,838 Arista Networks, Inc.* 704,945
18,060 Cisco Systems, Inc. 1,235,665
270 F5, Inc.* 87,261
748 Motorola Solutions, Inc. 342,053
24,781 Nokia Oyj 118,727
13,148 Telefonaktiebolaget LM Ericsson, Class B 109,116
2,597,767
Construction & Engineering (0.4%):
708 ACS Actividades de Construccion y Servicios SA 56,622
605 AECOM 78,934
775 AtkinsRealis Group, Inc. 55,940
977 Bouygues SA 44,124
382 Eiffage SA 49,125
206 EMCOR Group, Inc. 133,805
2,271 Ferrovial SE 130,700
1,700 Kajima Corp. 49,551
3,200 Obayashi Corp. 52,513
679 Quanta Services, Inc. 281,391

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
1,831 Skanska AB, Class B $ 47,734
534 Stantec, Inc. 57,598
700 Taisei Corp. 48,082
2,286 Vinci SA 318,259
553 WSP Global, Inc. 108,693
1,513,071
Construction Materials (0.3%):
3,083 CRH plc 369,652
580 Heidelberg Materials AG 130,558
2,310 Holcim AG* 196,635
2,297 James Hardie Industries plc* 42,728
268 Martin Marietta Materials, Inc. 168,915
588 Vulcan Materials Co. 180,880
1,089,368
Consumer Finance (0.5%):
2,531 American Express Co. 840,697
2,896 Capital One Financial Corp. 615,632
1 Isracard, Ltd. 2
5,161 SoFi Technologies, Inc.* 136,354
1,778 Synchrony Financial 126,327
1,719,012
Consumer Staples Distribution & Retail (1.7%):
9,600 Aeon Co., Ltd. 116,578
2,104 Albertsons Cos., Inc., Class A 36,841
3,614 Alimentation Couche-Tard, Inc. 192,842
2,172 Carrefour SA 32,883
5,817 Coles Group, Ltd. 89,799
2,009 Costco Wholesale Corp. 1,859,591
1,052 Dollar General Corp. 108,724
926 Dollar Tree, Inc.* 87,387
787 Empire Co., Ltd. 28,251
714 George Weston, Ltd. 43,558
5,394 J Sainsbury plc 24,274
1,662 Jeronimo Martins SGPS SA 40,483
807 Kesko Oyj, Class B 17,176
1,000 Kobe Bussan Co., Ltd. 27,508
4,204 Koninklijke Ahold Delhaize NV 170,056
2,858 Kroger Co. (The) 192,658
2,912 Loblaw Cos., Ltd. 112,650
10,779 Marks & Spencer Group plc 52,913
1,300 MatsukiyoCocokara & Co. 26,398
888 Metro, Inc. 59,649
9,200 Seven & i Holdings Co., Ltd. 123,746
2,257 Sysco Corp. 185,841
2,019 Target Corp. 181,104
29,841 Tesco plc 178,848
20,027 Walmart, Inc. 2,063,983
5,770 Woolworths Group, Ltd. 101,893
6,155,634
Containers & Packaging (0.2%):
4,267 Amcor plc 34,904
6,765 Amcor plc, ADR 55,338
345 Avery Dennison Corp. 55,949
1,191 Ball Corp. 60,050
681 CCL Industries, Inc. 38,388
545 Crown Holdings, Inc. 52,642
Shares Value
Common Stocks, continued
Containers & Packaging, continued
2,244 International Paper Co. $ 104,122
384 Packaging Corp. of America 83,685
1,420 SIG Group AG* 14,724
1,370 Smurfit WestRock plc 57,794
1,069 Smurfit WestRock plc, ADR 45,507
603,103
Distributors (0.0%
†
):
91 D'ieteren Group 17,095
628 Genuine Parts Co. 87,041
153 Pool Corp. 47,441
151,577
Diversified Consumer Services (0.0%
†
):
3,287 Pearson plc 46,709
Diversified REITs (0.0%
†
):
4,133 Land Securities Group plc 32,442
9,485 Stockland 38,519
900 WP Carey, Inc. 60,813
131,774
Diversified Telecommunication Services (0.9%):
32,576 AT&T, Inc. 919,946
113 BCE, Inc. 2,641
25,258 BT Group plc 65,008
2,443 Cellnex Telecom SA 84,694
16,073 Deutsche Telekom AG, Registered 547,547
602 Elisa Oyj 31,583
20,000 HKT Trust & HKT, Ltd., Class SS 29,608
528 Infrastrutture Wireless Italiane SpA 6,204
19,439 Koninklijke KPN NV 93,324
146,100 NTT, Inc. 152,790
8,034 Orange SA 130,318
35,300 Singapore Telecommunications, Ltd. 112,962
124 Swisscom AG, Registered Shares 90,037
59,823 Telecom Italia SpA/Milano* 31,307
15,654 Telefonica SA 80,898
3,268 Telenor ASA 54,258
11,109 Telia Co. AB 42,436
16,754 Telstra Group, Ltd. 53,456
1,970 TELUS Corp. 31,033
19,310 Verizon Communications, Inc. 848,674
3,408,724
Electric Utilities (1.6%):
35 Acciona SA 7,058
1,052 Alliant Energy Corp. 70,915
2,365 American Electric Power Co., Inc. 266,062
77 BKW AG 16,440
2,700 Chubu Electric Power Co., Inc. 37,605
3,500 CK Infrastructure Holdings, Ltd. 23,000
7,500 CLP Holdings, Ltd. 62,165
1,436 Constellation Energy Corp. 472,545
4,136 Contact Energy, Ltd. 21,776
3,574 Duke Energy Corp. 442,283
1,665 Edison International 92,041
15,813 EDP - Energias de Portugal SA 75,100
1,347 Emera, Inc. 64,635
1,281 Endesa SA 40,928

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electric Utilities, continued
37,688 Enel SpA $ 357,404
2,044 Entergy Corp. 190,480
1,046 Evergy, Inc. 79,517
1,693 Eversource Energy 120,440
4,610 Exelon Corp. 207,496
2,490 FirstEnergy Corp. 114,092
2,376 Fortis, Inc. 120,533
1,820 Fortum Oyj 34,398
1,632 Hydro One, Ltd. 58,231
29,508 Iberdrola SA 559,055
3,900 Kansai Electric Power Co., Inc. (The) 55,867
9,346 NextEra Energy, Inc. 705,530
937 NRG Energy, Inc. 151,747
7,022 Origin Energy, Ltd. 58,101
603 Orsted AS*^ 10,838
10,020 PG&E Corp. 151,102
6,500 Power Assets Holdings, Ltd. 41,194
3,537 PPL Corp. 131,435
1,850 Redeia Corp. SA 35,743
5,021 Southern Co. (The) 475,840
5,186 SSE plc 121,515
6,068 Terna - Rete Elettrica Nazionale 61,634
453 Verbund AG 32,926
2,697 Xcel Energy, Inc. 217,513
5,785,184
Electrical Equipment (1.3%):
7,155 ABB, Ltd., Registered Shares 515,785
1,065 AMETEK, Inc. 200,220
1,788 Eaton Corp. plc 669,159
2,590 Emerson Electric Co. 339,756
700 Fuji Electric Co., Ltd. 47,852
1,000 Fujikura, Ltd. 97,233
1,245 GE Vernova, Inc. 765,550
239 Hubbell, Inc. 102,844
1,146 Legrand SA 191,142
8,700 Mitsubishi Electric Corp. 226,514
4,100 NIDEC Corp. 72,826
1,430 Prysmian SpA 142,816
498 Rockwell Automation, Inc. 174,066
2,477 Schneider Electric SE 699,182
3,001 Siemens Energy AG* 350,856
1,616 Vertiv Holdings Co., Class A 243,790
4,641 Vestas Wind Systems A/S 90,085
4,929,676
Electronic Equipment, Instruments & Components (0.8%):
5,507 Amphenol Corp., Class A 681,491
624 CDW Corp. 99,391
506 Celestica, Inc.* 124,535
3,634 Corning, Inc. 298,097
1,688 Halma plc 78,338
9,750 Hexagon AB, Class B 117,013
482 Jabil, Inc. 104,676
800 Keyence Corp. 297,895
795 Keysight Technologies, Inc.* 139,061
6,700 Kyocera Corp. 91,039
7,300 Murata Manufacturing Co., Ltd. 138,549
1,400 Shimadzu Corp. 35,308
8,800 TDK Corp. 127,315
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,352 TE Connectivity plc $ 296,805
200 Teledyne Technologies, Inc.* 117,208
1,040 Trimble, Inc.* 84,916
1,200 Yokogawa Electric Corp. 34,446
223 Zebra Technologies Corp.* 66,267
2,932,350
Energy Equipment & Services (0.2%):
4,337 Baker Hughes Co. 211,299
4,240 Halliburton Co. 104,304
6,706 Schlumberger NV 230,485
2,056 Tenaris SA 36,795
582,883
Entertainment (1.6%):
2,610 Bollore SE 14,771
1,500 Capcom Co., Ltd. 40,835
323 CTS Eventim AG & Co. KGaA 31,659
1,121 Electronic Arts, Inc. 226,106
500 Konami Group Corp. 72,154
949 Liberty Media Corp.-Liberty Formula One* 99,123
742 Live Nation Entertainment, Inc.* 121,243
1,936 Netflix, Inc.* 2,321,109
1,400 Nexon Co., Ltd. 30,780
5,100 Nintendo Co., Ltd. 436,943
2,410 ROBLOX Corp., Class A* 333,833
1,758 Sea, Ltd., ADR* 314,207
680 Spotify Technology SA* 474,640
868 Take-Two Interactive Software, Inc.* 224,257
600 Toho Co., Ltd. 38,614
4,809 Universal Music Group NV 139,559
8,208 Walt Disney Co. (The) 939,816
10,289 Warner Bros Discovery, Inc.* 200,944
6,060,593
Financial Services (2.9%):
109 Adyen NV* 174,906
1,250 Affirm Holdings, Inc.* 91,350
2,051 Apollo Global Management, Inc. 273,337
6,177 Berkshire Hathaway, Inc., Class B* 3,105,425
2,651 Block, Inc.* 191,588
1,482 Edenred SE 35,308
1,361 Equitable Holdings, Inc. 69,112
541 EXOR NV 53,111
2,543 Fidelity National Information Services, Inc. 167,685
2,517 Fiserv, Inc.* 324,517
1,072 Global Payments, Inc. 89,062
576 Groupe Bruxelles Lambert NV 51,670
417 Industrivarden AB, Class A 16,625
840 Industrivarden AB, Class C 33,479
8,040 Investor AB, Class B 252,676
331 Jack Henry & Associates, Inc. 49,296
418 L E Lundbergforetagen AB, Class B 21,793
9,161 M&G plc 31,320
3,903 Mastercard, Inc., Class A 2,220,065
4,100 Mitsubishi HC Capital, Inc. 33,865
4,062 Nexi SpA 22,987
5,600 ORIX Corp. 146,250
4,201 PayPal Holdings, Inc.* 281,719
67 Sofina SA 19,753

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Financial Services, continued
28,600 Sony Financial Group, Inc.* $ 31,720
1,929 Toast, Inc., Class A* 70,428
7,774 Visa, Inc., Class A 2,653,888
985 Washington H Soul Pattinson & Co., Ltd. 25,123
2,757 Wise plc, Class A* 38,493
10,576,551
Food Products (0.9%):
3,900 Ajinomoto Co., Inc. 111,894
2,119 Archer-Daniels-Midland Co. 126,589
1,259 Associated British Foods plc 34,720
23 Barry Callebaut AG, Registered Shares^ 31,602
599 Bunge Global SA 48,669
3 Chocoladefabriken Lindt & Spruengli AG, Class PC 45,994
2,989 Danone SA 260,382
2,367 General Mills, Inc. 119,344
714 Hershey Co. (The) 133,554
1,634 Hormel Foods Corp. 40,425
476 JDE Peet's NV 17,431
512 JM Smucker Co. (The) 55,603
1,370 Kellanova 112,367
876 Kerry Group plc, Class A 78,877
2,400 Kikkoman Corp. 20,347
3,761 Kraft Heinz Co. (The) 97,936
1,213 McCormick & Co., Inc. 81,162
1,600 MEIJI Holdings Co., Ltd. 33,178
5,885 Mondelez International, Inc., Class A 367,636
2,304 Mowi ASA 48,873
11,708 Nestle SA, Registered Shares 1,075,678
900 Nissin Foods Holdings Co., Ltd. 16,957
3,513 Orkla ASA 36,778
461 Salmar ASA 24,692
1,273 Saputo, Inc. 30,922
1,186 Tyson Foods, Inc., Class A 64,400
41,033 WH Group, Ltd. 44,601
10,600 Wilmar International, Ltd. 23,461
1,800 Yakult Honsha Co., Ltd. 29,349
3,213,421
Gas Utilities (0.1%):
1,573 AltaGas, Ltd. 48,473
5,182 APA Group 30,449
691 Atmos Energy Corp. 117,988
56,117 Hong Kong & China Gas Co., Ltd. 48,782
1,400 Osaka Gas Co., Ltd. 40,585
10,274 Snam SpA 61,726
1,700 Tokyo Gas Co., Ltd. 60,499
408,502
Ground Transportation (0.9%):
2,401 Canadian National Railway Co. 226,451
4,110 Canadian Pacific Kansas City, Ltd. 306,146
3,600 Central Japan Railway Co. 103,358
8,581 CSX Corp. 304,711
3,900 East Japan Railway Co. 95,578
8,772 Grab Holdings, Ltd.* 52,807
700 Hankyu Hanshin Holdings, Inc. 20,652
423 JB Hunt Transport Services, Inc. 56,754
5,000 MTR Corp., Ltd. 16,960
1,023 Norfolk Southern Corp. 307,319
Shares Value
Common Stocks, continued
Ground Transportation, continued
875 Old Dominion Freight Line, Inc. $ 123,182
395 TFI International, Inc. 34,768
1,500 Tokyo Metro Co., Ltd. 17,204
2,900 Tokyu Corp. 35,393
9,076 Uber Technologies, Inc.* 889,176
612 U-Haul Holding Co. 31,151
2,747 Union Pacific Corp. 649,308
1,900 West Japan Railway Co. 41,656
3,312,574
Health Care Equipment & Supplies (1.8%):
7,915 Abbott Laboratories 1,060,135
2,364 Alcon AG 177,109
346 Align Technology, Inc.* 43,326
2,628 Baxter International, Inc. 59,840
1,303 Becton Dickinson & Co. 243,883
245 BioMerieux 32,855
6,780 Boston Scientific Corp.* 661,931
275 Cochlear, Ltd. 50,857
597 Coloplast A/S, Class B 51,107
961 Cooper Cos., Inc. (The)* 65,886
522 Demant A/S* 18,099
1,771 Dexcom, Inc.* 119,171
2,679 Edwards Lifesciences Corp.* 208,346
1,343 EssilorLuxottica SA 437,999
2,286 Fisher & Paykel Healthcare Corp., Ltd. 49,051
2,014 GE HealthCare Technologies, Inc. 151,251
964 Hologic, Inc.* 65,060
1,400 Hoya Corp. 193,416
377 IDEXX Laboratories, Inc.* 240,862
329 Insulet Corp.* 101,572
1,630 Intuitive Surgical, Inc.* 728,985
3,786 Koninklijke Philips NV 103,631
5,847 Medtronic plc 556,868
4,500 Olympus Corp. 57,019
635 ResMed, Inc. 173,819
1,391 Siemens Healthineers AG 75,243
3,943 Smith & Nephew plc 71,034
272 Sonova Holding AG 74,543
448 STERIS plc 110,853
585 Straumann Holding AG, Class R 62,708
1,550 Stryker Corp. 572,988
2,200 Sysmex Corp. 27,284
6,200 Terumo Corp. 102,334
846 Zimmer Biomet Holdings, Inc. 83,331
6,832,396
Health Care Providers & Services (1.2%):
1,088 Cardinal Health, Inc. 170,772
866 Cencora, Inc. 270,651
2,456 Centene Corp.* 87,630
1,218 Cigna Group (The) 351,089
5,864 CVS Health Corp. 442,087
149 DaVita, Inc.* 19,798
1,003 Elevance Health, Inc. 324,089
969 Fresenius Medical Care AG 50,839
1,848 Fresenius SE & Co. KGaA 102,904
805 HCA Healthcare, Inc. 343,091
538 Humana, Inc. 139,971
382 Labcorp Holdings, Inc. 109,657

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
556 McKesson Corp. $ 429,532
277 Molina Healthcare, Inc.* 53,007
517 Quest Diagnostics, Inc. 98,530
22,963 Sigma Healthcare, Ltd. 45,183
604 Solventum Corp.* 44,092
2,275 Sonic Healthcare, Ltd. 32,273
4,150 UnitedHealth Group, Inc. 1,432,995
288 Universal Health Services, Inc., Class B 58,879
4,607,069
Health Care REITs ( 0.2%):
3,283 Healthpeak Properties, Inc. 62,869
2,176 Ventas, Inc. 152,298
2,983 Welltower, Inc. 531,392
746,559
Health Care Technology (0.1%):
1,400 M3, Inc. 23,020
312 Pro Medicus, Ltd. 63,838
727 Veeva Systems, Inc., Class A* 216,580
303,438
Hotels, Restaurants & Leisure (1.7%):
1,023 Accor SA 48,458
1,980 Airbnb, Inc., Class A* 240,412
2,070 Amadeus IT Group SA 163,813
2,449 Aristocrat Leisure, Ltd. 113,706
149 Booking Holdings, Inc. 804,491
4,798 Carnival Corp.* 138,710
6,355 Chipotle Mexican Grill, Inc.* 249,053
7,952 Compass Group plc 270,881
545 Darden Restaurants, Inc. 103,746
858 Delivery Hero SE* 24,646
170 Domino's Pizza, Inc. 73,391
1,640 DoorDash, Inc., Class A* 446,064
2,081 DraftKings, Inc.* 77,829
1,939 Entain plc 22,727
605 Evolution AB 49,680
570 Expedia Group, Inc. 121,838
397 FDJ UNITED 13,301
803 Flutter Entertainment plc* 203,962
8,000 Galaxy Entertainment Group, Ltd. 44,140
24,200 Genting Singapore, Ltd. 13,785
1,080 Hilton Worldwide Holdings, Inc. 280,195
145 Hyatt Hotels Corp., Class A 20,580
711 InterContinental Hotels Group plc 86,160
1,521 Las Vegas Sands Corp. 81,815
8,492 Lottery Corp., Ltd. (The) 33,103
1,044 Marriott International, Inc., Class A 271,899
3,226 McDonald's Corp. 980,349
5,400 Oriental Land Co., Ltd. 129,809
1,302 Restaurant Brands International, Inc. 83,510
1,150 Royal Caribbean Cruises, Ltd. 372,117
15,600 Sands China, Ltd. 43,581
370 Sodexo SA 23,291
5,119 Starbucks Corp. 433,067
808 Whitbread plc 35,171
1,254 Yum! Brands, Inc. 190,608
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
500 Zensho Holdings Co., Ltd. $ 32,735
6,322,623
Household Durables (0.5%):
6,179 Barratt Redrow plc 32,448
1,282 D.R. Horton, Inc. 217,261
724 Garmin, Ltd. 178,263
1,011 Lennar Corp., Class A 127,426
13 NVR, Inc.* 104,451
9,900 Panasonic Holdings Corp. 107,540
958 PulteGroup, Inc. 126,580
2,100 Sekisui Chemical Co., Ltd. 39,054
2,600 Sekisui House, Ltd. 59,101
28,600 Sony Group Corp. 820,766
1,812,890
Household Products (0.7%):
1,174 Church & Dwight Co., Inc. 102,878
631 Clorox Co. (The) 77,802
3,486 Colgate-Palmolive Co. 278,671
2,741 Essity AB, Class B 71,721
411 Henkel AG & Co. KGaA 30,482
1,487 Kimberly-Clark Corp. 184,894
10,715 Procter & Gamble Co. (The) 1,646,360
3,010 Reckitt Benckiser Group plc 232,430
4,800 Unicharm Corp. 31,300
2,656,538
Independent Power and Renewable Electricity Producers
(0.1%):
787 Brookfield Renewable Corp. 27,097
2,093 EDP Renovaveis SA 27,641
7,411 Meridian Energy, Ltd. 23,931
2,828 RWE AG 125,579
1,517 Vistra Corp. 297,211
501,459
Industrial Conglomerates (1.2%):
2,497 3M Co. 387,484
14,000 CK Hutchison Holdings, Ltd. 92,398
377 DCC plc^ 24,323
4,856 General Electric Co. 1,460,782
21,000 Hitachi, Ltd. 551,516
2,935 Honeywell International, Inc. 617,818
4,767 Infratil, Ltd. 34,065
315 Investment AB Latour, Class B 7,504
700 Jardine Matheson Holdings, Ltd. 44,275
7,700 Keppel, Ltd. 53,256
1,031 Lifco AB, Class B 35,070
3,456 Siemens AG, Registered Shares 932,373
1,653 Smiths Group plc 52,723
4,293,587
Industrial REITs (0.2%):
19,644 CapitaLand Ascendas REIT^ 42,600
8,801 Goodman Group 191,565
4,274 Prologis, Inc. 489,459
5,450 Segro plc 48,218
771,842

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Insurance (3.1%):
1,160 Admiral Group plc $ 52,439
6,025 Aegon, Ltd. 48,642
2,343 Aflac, Inc. 261,713
810 Ageas SA/NV 56,229
48,000 AIA Group, Ltd. 460,106
1,732 Allianz SE, Registered Shares
+
727,941
1,209 Allstate Corp. (The) 259,512
355 American Financial Group, Inc. 51,731
2,659 American International Group, Inc. 208,838
893 Aon plc, Class A 318,426
1,672 Arch Capital Group, Ltd. 151,701
1,140 Arthur J. Gallagher & Co. 353,104
708 ASR Nederland NV 48,178
14,819 Aviva plc 137,205
8,106 AXA SA 388,073
209 Baloise Holding AG, Registered Shares 51,725
1,417 Brown & Brown, Inc. 132,900
1,741 Chubb, Ltd. 491,397
719 Cincinnati Financial Corp. 113,674
17,100 Dai-ichi Life Holdings, Inc. 134,537
141 Erie Indemnity Co., Class A 44,861
174 Everest Group, Ltd. 60,940
92 Fairfax Financial Holdings, Ltd. 160,979
1,192 Fidelity National Financial, Inc. 72,104
3,803 Generali 149,415
673 Gjensidige Forsikring ASA 19,789
1,253 Great-West Lifeco, Inc. 50,858
286 Hannover Rueck SE 86,245
1,367 Hartford Insurance Group, Inc. (The) 182,344
192 Helvetia Holding AG, Registered Shares 47,083
447 iA Financial Corp., Inc. 50,829
9,533 Insurance Australia Group, Ltd. 51,611
827 Intact Financial Corp. 160,925
9,100 Japan Post Holdings Co., Ltd. 90,352
600 Japan Post Insurance Co., Ltd. 16,989
28,760 Legal & General Group plc 92,420
816 Loews Corp. 81,918
8,012 Manulife Financial Corp. 249,659
55 Markel Group, Inc.* 105,125
2,263 Marsh & McLennan Cos., Inc. 456,062
11,639 Medibank Pvt, Ltd. 37,051
2,587 MetLife, Inc. 213,091
6,100 MS&AD Insurance Group Holdings, Inc. 138,403
607 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 387,797
1,266 NN Group NV 89,372
3,380 Phoenix Group Holdings plc 29,330
2,089 Poste Italiane SpA 49,538
2,469 Power Corp. of Canada^ 106,851
922 Principal Financial Group, Inc. 76,443
2,698 Progressive Corp. (The) 666,271
1,676 Prudential Financial, Inc. 173,868
11,355 Prudential plc 159,816
7,447 QBE Insurance Group, Ltd. 101,554
11,654 Sampo Oyj, A Shares 134,124
3,900 Sompo Holdings, Inc. 120,463
2,436 Sun Life Financial, Inc. 146,300
4,738 Suncorp Group, Ltd. 63,732
138 Swiss Life Holding AG 148,775
Shares Value
Common Stocks, continued
Insurance, continued
1,395 Swiss Re AG $ 258,568
2,100 T&D Holdings, Inc. 51,328
335 Talanx AG 44,537
8,600 Tokio Marine Holdings, Inc. 363,865
997 Travelers Cos., Inc. (The) 278,382
1,645 Tryg A/S 41,809
1,310 W R Berkley Corp. 100,372
442 Willis Towers Watson plc 152,689
680 Zurich Insurance Group AG 485,457
11,298,365
Interactive Media & Services (5.3%):
26,447 Alphabet, Inc., Class A 6,429,266
22,326 Alphabet, Inc., Class C 5,437,497
4,250 Auto Trader Group plc 45,088
1,633 CAR Group, Ltd. 39,811
12,600 LY Corp. 40,637
9,866 Meta Platforms, Inc., Class A 7,245,393
2,707 Pinterest, Inc., Class A* 87,084
296 REA Group, Ltd. 45,365
339 Reddit, Inc., Class A* 77,967
349 Scout24 SE 43,691
5,042 Snap, Inc., Class A* 38,874
19,530,673
IT Services (1.3%):
2,864 Accenture plc, Class A 706,262
654 Akamai Technologies, Inc.* 49,547
748 Capgemini SE 108,833
845 CGI, Inc. 75,276
1,436 Cloudflare, Inc., Class A* 308,151
2,371 Cognizant Technology Solutions Corp., Class A 159,023
7,800 Fujitsu, Ltd. 183,415
359 Gartner, Inc.* 94,370
674 GoDaddy, Inc., Class A* 92,224
4,217 International Business Machines Corp. 1,189,869
349 MongoDB, Inc.* 108,323
6,000 NEC Corp. 191,834
1,920 Nomura Research Institute, Ltd. 73,650
1,700 Obic Co., Ltd. 59,351
761 Okta, Inc.* 69,784
1,000 Otsuka Corp. 20,891
900 SCSK Corp. 26,976
5,490 Shopify, Inc., Class A* 815,747
1,464 Snowflake, Inc.* 330,205
800 TIS, Inc. 26,395
637 Twilio, Inc., Class A* 63,757
351 VeriSign, Inc. 98,129
301 Wix.com, Ltd.* 53,467
4,905,479
Leisure Products (0.0%
†
):
2,600 Bandai Namco Holdings, Inc. 86,433
400 Shimano, Inc. 45,453
131,886
Life Sciences Tools & Services (0.7%):
1,324 Agilent Technologies, Inc. 169,935
2,907 Danaher Corp. 576,342
702 Eurofins Scientific SE 51,100

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
775 Illumina, Inc.* $ 73,602
805 IQVIA Holdings, Inc.* 152,902
311 Lonza Group AG, Registered Shares 208,763
92 Mettler-Toledo International, Inc.* 112,940
1,129 Qiagen NV 50,137
508 Revvity, Inc.^ 44,526
104 Sartorius Stedim Biotech 21,053
1,695 Thermo Fisher Scientific, Inc. 822,109
259 Waters Corp.* 77,651
301 West Pharmaceutical Services, Inc. 78,961
2,440,021
Machinery (1.8%):
1,215 Alfa Laval AB 55,763
1,428 Alstom SA* 37,518
11,773 Atlas Copco AB, Class A 200,571
7,180 Atlas Copco AB, Class B 108,392
2,153 Caterpillar, Inc. 1,027,304
4,485 CNH Industrial NV 48,675
603 Cummins, Inc. 254,689
1,300 Daifuku Co., Ltd. 41,588
2,224 Daimler Truck Holding AG 91,628
1,173 Deere & Co. 536,366
582 Dover Corp. 97,095
3,076 Epiroc AB, Class A 64,991
1,398 Epiroc AB, Class B 26,471
4,100 FANUC Corp. 116,841
1,630 Fortive Corp. 79,854
686 GEA Group AG 50,673
820 Graco, Inc. 69,667
399 IDEX Corp. 64,941
4,900 IHI Corp. 91,148
1,235 Illinois Tool Works, Inc. 322,039
1,318 Indutrade AB 30,361
1,863 Ingersoll Rand, Inc. 153,921
700 Kawasaki Heavy Industries, Ltd. 46,076
395 Knorr-Bremse AG 37,089
4,300 Komatsu, Ltd. 149,640
1,603 Kone Oyj, Class B 109,355
4,000 Kubota Corp. 50,265
900 Makita Corp. 29,185
3,536 Metso Oyj^ 48,717
1,200 MINEBEA MITSUMI, Inc. 22,566
14,500 Mitsubishi Heavy Industries, Ltd. 378,924
254 Nordson Corp. 57,645
1,817 Otis Worldwide Corp. 166,128
2,355 PACCAR, Inc. 231,544
590 Parker-Hannifin Corp. 447,309
750 Pentair plc 83,070
32 Rational AG 24,385
4,648 Sandvik AB 130,226
204 Schindler Holding AG, Class PC 77,570
110 Schindler Holding AG, Registered Shares 39,777
1,412 SKF AB, B Shares 35,252
200 SMC Corp. 61,208
261 Snap-on, Inc. 90,444
405 Spirax Group plc 37,356
7,500 Techtronic Industries Co., Ltd. 96,223
800 Toyota Industries Corp. 90,040
786 Trelleborg AB, Class B 29,478
Shares Value
Common Stocks, continued
Machinery, continued
144 VAT Group AG $ 57,313
7,280 Volvo AB, Class B 210,048
1,984 Wartsila OYJ Abp 59,407
743 Westinghouse Air Brake Technologies Corp. 148,949
1,090 Xylem, Inc. 160,775
13,400 Yangzijiang Shipbuilding Holdings, Ltd. 35,122
6,811,582
Marine Transportation (0.1%):
7 AP Moller - Maersk A/S, Class A 13,706
24 AP Moller - Maersk A/S, Class B 47,073
1,100 Kawasaki Kisen Kaisha, Ltd. 15,647
272 Kuehne + Nagel International AG, Class R 50,903
1,500 Mitsui OSK Lines, Ltd. 45,615
1,800 Nippon Yusen KK 61,419
4,000 SITC International Holdings Co., Ltd. 15,410
249,773
Media (0.3%):
377 Charter Communications, Inc., Class A* 103,715
16,728 Comcast Corp., Class A 525,594
856 Fox Corp., Class A 53,979
566 Fox Corp., Class B 32,426
5,466 Informa plc 67,539
1,746 News Corp., Class A 53,620
959 Omnicom Group, Inc. 78,187
1,092 Publicis Groupe SA 104,804
2,087 Trade Desk, Inc. (The), Class A* 102,284
5,465 WPP plc 27,305
1,149,453
Metals & Mining (1.3%):
2,276 Agnico Eagle Mines, Ltd. 383,395
2,091 Alamos Gold, Inc. 72,896
5,236 Anglo American plc 197,106
1,719 Antofagasta plc 64,024
2,306 ArcelorMittal SA 83,323
7,814 Barrick Mining Corp. 256,686
23,445 BHP Group, Ltd. 654,886
1,746 BlueScope Steel, Ltd. 26,265
1,507 Boliden AB* 61,536
10,021 Evolution Mining, Ltd. 72,171
3,038 First Quantum Minerals, Ltd.* 68,729
8,268 Fortescue, Ltd. 102,532
858 Franco-Nevada Corp. 191,004
6,691 Freeport-McMoRan, Inc. 262,421
45,250 Glencore plc* 209,081
2,745 Ivanhoe Mines, Ltd.* 29,117
3,100 JFE Holdings, Inc. 38,139
5,885 Kinross Gold Corp. 146,078
2,775 Lundin Mining Corp. 41,401
5,107 Newmont Corp. 430,571
21,000 Nippon Steel Corp. 86,406
6,687 Norsk Hydro ASA 45,339
5,735 Northern Star Resources, Ltd. 90,420
1,050 Nucor Corp. 142,201
1,988 Pan American Silver Corp. 77,048
257 Reliance, Inc. 72,173
5,253 Rio Tinto plc 346,122
1,669 Rio Tinto, Ltd. 134,897

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining, continued
23,062 South32, Ltd. $ 41,858
693 Steel Dynamics, Inc. 96,625
1,100 Sumitomo Metal Mining Co., Ltd. 35,488
2,120 Teck Resources, Ltd., Class B 93,012
2,013 Wheaton Precious Metals Corp. 225,300
4,878,250
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
2,345 Annaly Capital Management, Inc. 47,393
Multi-Utilities (0.7%):
1,177 Ameren Corp. 122,855
310 Canadian Utilities, Ltd., Class A 8,673
2,763 CenterPoint Energy, Inc. 107,205
23,210 Centrica plc 51,991
1,365 CMS Energy Corp. 100,000
1,617 Consolidated Edison, Inc. 162,541
3,961 Dominion Energy, Inc. 242,294
939 DTE Energy Co. 132,803
10,205 E.ON SE 191,852
8,090 Engie SA 173,513
22,607 National Grid plc 325,868
2,232 NiSource, Inc. 96,646
2,350 Public Service Enterprise Group, Inc. 196,131
4,600 Sembcorp Industries, Ltd.^ 21,524
2,932 Sempra 263,821
2,827 Veolia Environnement SA 96,571
1,381 WEC Energy Group, Inc. 158,249
2,452,537
Office REITs (0.0%
†
):
720 Alexandria Real Estate Equities, Inc. 60,005
594 BXP, Inc. 44,158
316 Covivio SA 21,310
236 Gecina SA 23,653
31 Nippon Building Fund, Inc. 29,253
178,379
Oil, Gas & Consumable Fuels (3.2%):
1,032 Aker BP ASA 26,272
2,696 ARC Resources, Ltd.^ 49,173
72,767 BP plc 417,362
1,879 Cameco Corp. 157,720
9,527 Canadian Natural Resources, Ltd. 304,672
6,575 Cenovus Energy, Inc. 111,655
1,002 Cheniere Energy, Inc. 235,450
8,918 Chevron Corp. 1,384,876
5,638 ConocoPhillips 533,299
3,642 Coterra Energy, Inc. 86,133
2,880 Devon Energy Corp. 100,973
802 Diamondback Energy, Inc. 114,766
10,071 Enbridge, Inc. 508,146
13,450 ENEOS Holdings, Inc. 85,397
9,828 Eni SpA^ 171,593
2,543 EOG Resources, Inc. 285,121
2,726 EQT Corp. 148,376
3,680 Equinor ASA 90,058
1,050 Expand Energy Corp. 111,552
19,543 Exxon Mobil Corp. 2,203,473
2,144 Galp Energia SGPS SA 40,648
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,610 Idemitsu Kosan Co., Ltd. $ 31,672
778 Imperial Oil, Ltd. 70,554
3,500 Inpex Corp. 62,957
1,180 Keyera Corp. 39,594
8,798 Kinder Morgan, Inc. 249,071
1,353 Marathon Petroleum Corp. 260,777
1,950 Neste Oyj 35,722
3,257 Occidental Petroleum Corp. 153,893
601 OMV AG 32,046
2,792 ONEOK, Inc. 203,732
2,644 Pembina Pipeline Corp. 106,919
1,867 Phillips 66 253,949
4,778 Repsol SA 84,790
16,397 Santos, Ltd. 73,414
26,518 Shell plc 943,996
5,771 Suncor Energy, Inc. 241,540
1,007 Targa Resources Corp. 168,713
4,737 TC Energy Corp.^ 257,599
96 Texas Pacific Land Corp. 89,630
9,274 TotalEnergies SE 565,837
1,864 Tourmaline Oil Corp. 80,401
1,363 Valero Energy Corp. 232,064
6,224 Whitecap Resources, Inc. 47,502
5,513 Williams Cos., Inc. (The) 349,249
8,634 Woodside Energy Group, Ltd. 129,649
11,931,985
Paper & Forest Products (0.0%
†
):
239 Holmen AB, B Shares 9,081
2,152 Mondi plc 29,799
2,811 Stora Enso Oyj, Class R^ 30,928
2,963 Svenska Cellulosa AB SCA, Class B 39,276
2,612 UPM-Kymmene Oyj^ 71,517
180,601
Passenger Airlines (0.1%):
1,000 ANA Holdings, Inc. 19,355
638 Delta Air Lines, Inc. 36,207
1,788 Deutsche Lufthansa AG, Registered Shares 15,151
1,000 Japan Airlines Co., Ltd. 20,199
2,183 Qantas Airways, Ltd. 15,824
4,228 Ryanair Holdings plc 123,673
8,850 Singapore Airlines, Ltd.^ 44,857
423 United Airlines Holdings, Inc.* 40,820
316,086
Personal Care Products (0.5%):
450 Beiersdorf AG 47,074
1,114 Estee Lauder Cos., Inc. (The) 98,166
38,819 Haleon plc 175,317
2,000 Kao Corp. 87,176
8,821 Kenvue, Inc. 143,165
1,088 L'Oreal SA 471,373
2,100 Shiseido Co., Ltd. 35,926
11,089 Unilever plc 655,398
1,713,595
Pharmaceuticals (3.7%):
7,900 Astellas Pharma, Inc. 86,167
7,017 AstraZeneca plc 1,071,711

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
4,655 Bayer AG, Registered Shares $ 154,324
9,413 Bristol-Myers Squibb Co. 424,526
3,100 Chugai Pharmaceutical Co., Ltd. 137,143
7,500 Daiichi Sankyo Co., Ltd. 167,885
1,200 Eisai Co., Ltd. 40,322
3,661 Eli Lilly & Co. 2,793,343
507 Galderma Group AG 88,539
18,521 GSK plc 398,149
1,106 Hikma Pharmaceuticals plc 25,455
123 Ipsen SA 16,556
10,907 Johnson & Johnson 2,022,376
1,400 Kyowa Kirin Co., Ltd. 21,765
11,518 Merck & Co., Inc. 966,706
627 Merck KGaA 80,641
8,706 Novartis AG, Registered Shares 1,119,720
14,589 Novo Nordisk A/S, Class B 805,371
379 Orion Oyj, Class B 29,027
2,000 Otsuka Holdings Co., Ltd. 106,859
26,021 Pfizer, Inc. 663,015
582 Recordati Industria Chimica e Farmaceutica SpA 35,347
3,229 Roche Holding AG 1,062,965
131 Roche Holding AG, Class BR 45,175
1,624 Royalty Pharma plc, Class A 57,295
1,922 Sandoz Group AG 114,318
5,073 Sanofi SA 479,461
3,400 Shionogi & Co., Ltd. 60,139
7,450 Takeda Pharmaceutical Co., Ltd. 217,515
5,004 Teva Pharmaceutical Industries, Ltd., ADR* 101,081
562 UCB SA 155,468
1,979 Zoetis, Inc. 289,567
13,837,931
Professional Services (0.8%):
1,846 Automatic Data Processing, Inc. 541,801
515 Booz Allen Hamilton Holding Corp. 51,474
533 Broadridge Financial Solutions, Inc. 126,945
1,383 Bureau Veritas SA 43,419
2,101 Computershare, Ltd. 50,465
547 Equifax, Inc. 140,322
4,144 Experian plc 208,670
594 Intertek Group plc 37,966
588 Jacobs Solutions, Inc. 88,118
548 Leidos Holdings, Inc. 103,550
1,536 Paychex, Inc. 194,703
238 Paycom Software, Inc. 49,537
647 Randstad NV 27,710
6,200 Recruit Holdings Co., Ltd. 332,689
8,493 RELX plc 405,584
767 SGS SA, Registered Shares 79,795
937 SS&C Technologies Holdings, Inc. 83,168
227 Teleperformance SE 16,921
719 Thomson Reuters Corp. 111,661
802 TransUnion 67,192
604 Verisk Analytics, Inc. 151,912
1,095 Wolters Kluwer NV 149,457
3,063,059
Real Estate Management & Development (0.4%):
116 Azrieli Group, Ltd. 11,538
8,900 CapitaLand Investment, Ltd. 18,594
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
1,411 CBRE Group, Inc., Class A* $ 222,317
8,500 CK Asset Holdings, Ltd. 41,252
1,977 CoStar Group, Inc.* 166,799
1,500 Daito Trust Construction Co., Ltd. 32,904
2,200 Daiwa House Industry Co., Ltd. 79,096
3,858 Fastighets AB Balder, B Shares* 27,729
158 FirstService Corp., Class WI 30,108
6,324 Henderson Land Development Co., Ltd. 22,324
3,700 Hongkong Land Holdings, Ltd. 23,414
2,400 Hulic Co., Ltd. 26,307
403 LEG Immobilien SE 32,034
5,100 Mitsubishi Estate Co., Ltd. 117,458
12,900 Mitsui Fudosan Co., Ltd. 140,936
1,352 Sagax AB, Class B 28,290
8,117 Sino Land Co., Ltd. 10,276
1,600 Sumitomo Realty & Development Co., Ltd. 70,594
7,500 Sun Hung Kai Properties, Ltd. 89,958
2,000 Swire Pacific, Ltd., Class A 16,973
371 Swiss Prime Site AG, Registered Shares 51,934
3,524 Vonovia SE 109,971
4,000 Wharf Real Estate Investment Co., Ltd. 11,829
751 Zillow Group, Inc., Class C* 57,865
1,440,500
Residential REITs (0.2%):
1,454 American Homes 4 Rent, Class A 48,345
689 AvalonBay Communities, Inc. 133,094
556 Camden Property Trust 59,370
839 Equity LifeStyle Properties, Inc. 50,927
1,582 Equity Residential 102,403
289 Essex Property Trust, Inc. 77,354
2,727 Invitation Homes, Inc. 79,983
535 Mid-America Apartment Communities, Inc. 74,756
562 Sun Communities, Inc. 72,498
1,276 UDR, Inc. 47,544
746,274
Retail REITs (0.3%):
22,973 CapitaLand Integrated Commercial Trust 40,797
3,182 Kimco Realty Corp. 69,527
1,137 Klepierre SA 44,283
13,100 Link REIT 67,386
4,024 Realty Income Corp. 244,619
906 Regency Centers Corp. 66,047
20,751 Scentre Group 56,129
1,508 Simon Property Group, Inc. 283,006
572 Unibail-Rodamco-Westfield 60,313
13,569 Vicinity, Ltd. 22,663
954,770
Semiconductors & Semiconductor Equipment (10 .6%):
7,422 Advanced Micro Devices, Inc.* 1,200,805
3,500 Advantest Corp. 349,967
2,227 Analog Devices, Inc. 547,174
3,664 Applied Materials, Inc. 750,167
222 ASM International NV 133,430
1,785 ASML Holding NV 1,740,087
296 BE Semiconductor Industries NV 44,388
20,305 Broadcom, Inc. 6,698,823
400 Disco Corp. 125,668

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
768 Entegris, Inc. $ 71,009
495 First Solar, Inc.* 109,162
6,190 Infineon Technologies AG 241,576
19,821 Intel Corp.* 664,995
606 KLA Corp. 653,632
5,837 Lam Research Corp. 781,574
400 Lasertec Corp. 55,273
3,843 Marvell Technology, Inc. 323,081
2,346 Microchip Technology, Inc. 150,660
5,069 Micron Technology, Inc. 848,145
222 Monolithic Power Systems, Inc. 204,382
110,878 NVIDIA Corp. 20,687,617
1,126 NXP Semiconductors NV 256,424
1,880 ON Semiconductor Corp.* 92,703
4,926 QUALCOMM, Inc. 819,489
7,200 Renesas Electronics Corp. 82,727
500 SCREEN Holdings Co., Ltd. 45,277
3,170 STMicroelectronics NV 89,596
750 Teradyne, Inc. 103,230
4,130 Texas Instruments, Inc. 758,805
2,000 Tokyo Electron, Ltd. 360,637
38,990,503
Software (8.7%):
1,905 Adobe, Inc.* 671,989
1,061 AppLovin Corp., Class A* 762,371
790 Atlassian Corp., Class A* 126,163
969 Autodesk, Inc.* 307,822
817 Bentley Systems, Inc., Class B 42,059
1,233 Cadence Design Systems, Inc.* 433,104
410 Check Point Software Technologies, Ltd.* 84,833
95 Constellation Software, Inc. 257,929
279 Corpay, Inc.* 80,369
1,145 Crowdstrike Holdings, Inc., Class A* 561,485
221 CyberArk Software, Ltd.* 106,776
3,301 Dassault Systemes SE 111,028
1,345 Datadog, Inc., Class A* 191,528
425 Descartes Systems Group, Inc. (The)* 40,023
990 Docusign, Inc.* 71,369
1,408 Dynatrace, Inc.* 68,218
107 Fair Isaac Corp.* 160,129
2,894 FORTINET INC* 243,328
2,191 Gen Digital, Inc. 62,202
214 HubSpot, Inc.* 100,109
1,267 Intuit, Inc. 865,247
32,086 Microsoft Corp. 16,618,944
219 Monday.com, Ltd.* 42,418
236 Nemetschek SE 30,707
278 Nice, Ltd.* 40,450
1,125 Nutanix, Inc., Class A* 83,689
1,019 Open Text Corp. 38,094
100 Oracle Corp. 10,219
7,688 Oracle Corp., ADR 2,162,173
10,247 Palantir Technologies, Inc., Class A* 1,869,258
3,066 Palo Alto Networks, Inc.* 624,299
524 PTC, Inc.* 106,382
491 Roper Technologies, Inc. 244,857
5,098 Sage Group plc (The) 75,682
4,349 Salesforce, Inc. 1,030,713
1,209 Samsara, Inc., Class A* 45,035
Shares Value
Common Stocks, continued
Software, continued
4,735 SAP SE $ 1,269,253
937 ServiceNow, Inc.* 862,302
1,131 Strategy, Inc.* 364,419
832 Synopsys, Inc.* 410,500
500 Trend Micro, Inc. 27,315
204 Tyler Technologies, Inc.* 106,725
846 WiseTech Global, Ltd. 50,577
953 Workday, Inc., Class A* 229,416
757 Xero, Ltd.* 79,098
1,082 Zoom Communications, Inc.* 89,265
465 Zscaler, Inc.* 139,342
31,999,213
Specialized REITs (0.6%):
2,176 American Tower Corp. 418,488
1,979 Crown Castle, Inc. 190,954
1,501 Digital Realty Trust, Inc. 259,493
447 Equinix, Inc. 350,108
980 Extra Space Storage, Inc. 138,121
1,147 Gaming and Leisure Properties, Inc. 53,462
1,427 Iron Mountain, Inc. 145,468
709 Public Storage 204,795
479 SBA Communications Corp. 92,615
5,086 VICI Properties, Inc. 165,854
3,076 Weyerhaeuser Co. 76,254
2,095,612
Specialty Retail (1.5%):
76 AutoZone, Inc.* 326,058
852 Best Buy Co., Inc. 64,428
265 Burlington Stores, Inc.* 67,443
554 Carvana Co.* 208,991
261 Dick's Sporting Goods, Inc. 57,999
900 Fast Retailing Co., Ltd. 273,329
2,998 H & M Hennes & Mauritz AB, Class B 55,940
4,518 Home Depot, Inc. (The) 1,830,648
4,997 Industria de Diseno Textil SA 276,030
17,355 JD Sports Fashion plc 22,260
7,650 Kingfisher plc 31,943
2,525 Lowe's Cos., Inc. 634,558
1,000 Nitori Holdings Co., Ltd. 19,279
3,874 O'Reilly Automotive, Inc.* 417,656
1,478 Ross Stores, Inc. 225,232
900 Sanrio Co., Ltd. 42,153
5,022 TJX Cos., Inc. (The) 725,880
2,308 Tractor Supply Co. 131,256
205 Ulta Beauty, Inc.* 112,084
541 Williams-Sonoma, Inc. 105,738
829 Zalando SE* 25,412
1,200 ZOZO, Inc. 11,025
5,665,342
Technology Hardware, Storage & Peripherals (5.1%):
67,871 Apple, Inc. 17,281,993
3,800 Canon, Inc. 111,250
1,546 Dell Technologies, Inc., Class C 219,176
5,600 FUJIFILM Holdings Corp. 139,558
5,945 Hewlett Packard Enterprise Co. 146,009
4,065 HP, Inc. 110,690
677 Logitech International SA, Class R 74,577

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
898 NetApp, Inc. $ 106,377
1,332 Pure Storage, Inc., Class A* 111,635
992 Seagate Technology Holdings plc 234,172
2,281 Super Micro Computer, Inc.* 109,351
1,521 Western Digital Corp. 182,611
18,827,399
Textiles, Apparel & Luxury Goods (0.7%):
787 adidas AG 165,974
3,200 Asics Corp. 83,562
2,452 Cie Financiere Richemont SA, Registered Shares 470,576
627 Deckers Outdoor Corp.* 63,559
709 Gildan Activewear, Inc. 40,966
141 Hermes International SCA 345,748
348 Kering SA 115,955
526 Lululemon Athletica, Inc.* 93,591
1,135 LVMH Moet Hennessy Louis Vuitton SE 694,401
1,224 Moncler SpA 71,796
5,333 NIKE, Inc., Class B 371,870
416 Pandora A/S 54,395
120 Swatch Group AG (The), Class BR 22,596
970 Tapestry, Inc. 109,823
2,704,812
Tobacco (0.7%):
7,712 Altria Group, Inc. 509,455
9,203 British American Tobacco plc 488,296
3,357 Imperial Brands plc 142,583
5,800 Japan Tobacco, Inc. 190,651
7,063 Philip Morris International, Inc. 1,145,619
2,476,604
Trading Companies & Distributors (0.8%):
969 AddTech AB, B Shares 31,691
776 AerCap Holdings NV 93,896
1,997 Ashtead Group plc 134,179
1,995 Beijer Ref AB 31,107
609 Brenntag SE 36,491
1,532 Bunzl plc 48,357
5,054 Fastenal Co. 247,848
868 Ferguson Enterprises, Inc. 194,936
327 IMCD NV 33,802
5,500 ITOCHU Corp. 316,314
6,100 Marubeni Corp. 152,228
14,700 Mitsubishi Corp. 350,452
11,100 Mitsui & Co., Ltd. 275,665
1,400 MonotaRO Co., Ltd. 20,334
758 Rexel SA 25,027
1,046 SGH, Ltd. 34,735
5,300 Sumitomo Corp. 153,397
305 Toromont Industries, Ltd. 33,869
3,100 Toyota Tsusho Corp. 85,762
304 United Rentals, Inc. 290,217
217 W.W. Grainger, Inc. 206,792
160 Watsco, Inc. 64,688
2,861,787
Transportation Infrastructure (0.1%):
3,640 Aena SME SA 99,719
215 Aeroports de Paris SA 28,506
Shares Value
Common Stocks, continued
Transportation Infrastructure, continued
8,354 Auckland International Airport, Ltd. $ 38,154
902 Getlink SE 16,594
14,856 Transurban Group 136,007
318,980
Water Utilities (0.1%):
957 American Water Works Co., Inc. 133,205
1,161 Essential Utilities, Inc. 46,324
1,203 Severn Trent plc 41,918
3,366 United Utilities Group plc 51,884
273,331
Wireless Telecommunication Services (0.5%):
14,400 KDDI Corp. 230,762
1,807 Rogers Communications, Inc., Class B 62,216
126,000 SoftBank Corp. 185,343
4,300 SoftBank Group Corp. 546,199
2,292 Tele2 AB, B Shares 39,120
2,308 T-Mobile US, Inc. 552,489
87,790 Vodafone Group plc 101,786
1,717,915
Total Common Stocks (Cost $176,504,284) 365,908,924
Preferred Stocks (0.1%):
Automobiles (0.1%):
132 Bayerische Motoren Werke AG, 5.46% 12,250
634 Dr. Ing hc F Porsche AG, 1.98%^ 30,775
796 Porsche Automobil Holding SE, 5.71% 31,270
980 Volkswagen AG, 6.90% 105,979
180,274
Household Products (0.0%
†
):
829 Henkel AG & Co. KGaA, 2.97% 66,906
Life Sciences Tools & Services (0.0%
†
):
144 Sartorius AG, 0.37% 33,488
Total Preferred Stocks (Cost $408,484) 280,668
Contracts
Warrant (0.0%
†
):
Software (0.0%
†
):
147 Constellation Software, Inc., 3/31/40*(a) —
Total Warrant (Cost $—) —
Shares
Rights (0.0%
†
):
Financial Services (0.0%
†
):
49 Sofina SA CVR, Expires on 10/3/25* 109
Independent Power and Renewable Electricity Producers
(0.0%
†
):
9,045 Orsted AS CVR, Expires on 10/3/25* 9,007
Total Rights (Cost $20,130) 9,116

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2025.
Shares Value
Affiliated Investment Company (0.5%):
Money Market Funds (0.5%):
1,711,928 BlackRock Liquidity FedFund, Institutional Class ,
4.03%
+
(b)(c) $ 1,711,928
Total Affiliated Investment Company (Cost $1,711,928) 1,711,928
Unaffiliated Investment Company (0.3%):
Money Market Funds (0.3%):
958,755 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.98%(c) 958,755
Total Unaffiliated Investment Company (Cost $958,755) 958,755
Total Investment Securities
(Cost $179,603,581 ) — 100.2% 368,869,391
Net other assets (liabilities) — (0.2)% (571,671)
Net Assets — 100.0% $ 368,297,720
ADR—American Depository Receipt
CVR—Contingency Valued Rights
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $1,622,507.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Security was valued using significant unobservable inputs as of September 30, 2025.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2025.
(c) The rate represents the effective yield at September 30, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of September 30, 2025:
Country Percentage
Australia 1.6%
Austria 0.1%
Belgium 0.2%
Bermuda 0.1%
Britain 0.1%
Canada 3.3%
Chile —%
†
China —%
†
Denmark 0.5%
Finland 0 .3%
France 2.6%
Germany 2.4%
Hong Kong 0.5%
Ireland 1.0%
Israel 0.2%
Italy 0.7%
Japan 5.4%
Luxembourg 0.1%
Macau —%
†
Netherlands 1.3%
New Zealand 0.1%
Norway 0.1%
Portugal —%
†
Singapore 0.4%
Spain 0.8%
Sweden 0.9%
Switzerland 2.6%
United Kingdom 3.5%
United States 71.1%
Uruguay 0.1%
100.0%
† Represents less than 0.05%.
Futures Contracts
At September 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
DJ EURO STOXX 50 December Futures (Euro) 12/19/25 4 $ 260,184 $ 3,002
FTSE 100 Index December Futures (British Pounds) 12/19/25 2 253,005 2,567
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/19/25 5 1,684,688 12,499
SGX NIKKEI 225 Index December Futures (Japanese Yen) 12/11/25 1 151,839 (510)
$ 17,558

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.3%):
Aerospace & Defense (0.8%):
1,523 Axon Enterprise, Inc.* $ 1,092,966
2,107 Boeing Co. (The)* 454,754
280 BWX Technologies, Inc. 51,623
878 HEICO Corp. 283,436
1,531 HEICO Corp., Class A 389,012
8,088 Howmet Aerospace, Inc. 1,587,108
537 Karman Holdings, Inc.* 38,771
607 Leonardo DRS, Inc. 27,558
657 Loar Holdings, Inc.* 52,560
1,187 Lockheed Martin Corp. 592,562
8,447 Rocket Lab Corp.* 404,696
198 TransDigm Group, Inc. 260,968
5,236,014
Automobiles (3.9%):
55,975 Tesla, Inc.* 24,893,202
Banks (0.4%):
10,768 Bank of America Corp. 555,521
6,569 Citigroup, Inc. 666,753
68,295 NU Holdings, Ltd., Class A* 1,093,403
56 Popular, Inc. 7,113
462 Western Alliance Bancorp 40,065
2,362,855
Beverages (0.7%):
3,170 Celsius Holdings, Inc.* 182,243
38,510 Coca-Cola Co. (The) 2,553,983
156 Coca-Cola Consolidated, Inc. 18,277
14,243 Monster Beverage Corp.* 958,696
3,844 PepsiCo, Inc. 539,852
4,253,051
Biotechnology (2.6%):
35,928 AbbVie, Inc. 8,318,769
2,548 Alnylam Pharmaceuticals, Inc.* 1,161,888
8,032 Amgen, Inc. 2,266,630
2,288 Apellis Pharmaceuticals, Inc.* 51,778
210 Exact Sciences Corp.* 11,489
4,286 Exelixis, Inc.* 177,012
6,845 Gilead Sciences, Inc. 759,795
2,508 Halozyme Therapeutics, Inc.* 183,937
837 Incyte Corp.* 70,986
3,564 Insmed, Inc.* 513,252
2,948 Ionis Pharmaceuticals, Inc.* 192,858
2,653 Natera, Inc.* 427,053
1,696 Neurocrine Biosciences, Inc.* 238,085
1,822 Sarepta Therapeutics, Inc.* 35,110
2,391 Summit Therapeutics, Inc.*^ 49,398
1,855 Ultragenyx Pharmaceutical, Inc.* 55,798
5,203 Vertex Pharmaceuticals, Inc.* 2,037,703
176 Viking Therapeutics, Inc.*^ 4,625
16,556,166
Broadline Retail (0.1%):
25,349 Coupang, Inc.* 816,238
1,192 Etsy, Inc.* 79,137
895,375
Shares Value
Common Stocks, continued
Building Products (0.4%):
1,398 AAON, Inc.^ $ 130,629
219 Armstrong World Industries, Inc. 42,926
100 Carlisle Cos., Inc. 32,896
644 Lennox International, Inc. 340,908
110 Simpson Manufacturing Co., Inc. 18,421
4,506 Trane Technologies plc 1,901,352
2,467,132
Capital Markets (1.4%):
1,696 Ameriprise Financial, Inc. 833,160
3,842 Ares Management Corp., Class A 614,297
1,064 Bank of New York Mellon Corp. (The) 115,933
14,836 Blackstone, Inc. 2,534,731
12,487 Blue Owl Capital, Inc. 211,405
2,701 Brookfield Asset Management, Ltd., Class A 153,795
3,030 Charles Schwab Corp. (The) 289,274
412 Coinbase Global, Inc., Class A* 139,046
51 FactSet Research Systems, Inc. 14,611
307 Freedom Holding Corp. NV*^ 52,844
335 Goldman Sachs Group, Inc. (The) 266,777
533 Hamilton Lane, Inc., Class A 71,843
422 Houlihan Lokey, Inc. 86,645
468 Interactive Brokers Group, Inc. 32,203
611 Jefferies Financial Group, Inc. 39,972
3,464 KKR & Co., Inc. 450,147
436 Lazard, Inc. 23,012
1,627 LPL Financial Holdings, Inc. 541,287
3,134 Moody's Corp. 1,493,288
327 Morningstar, Inc. 75,867
756 MSCI, Inc. 428,962
2,028 Robinhood Markets, Inc., Class A* 290,369
2,487 TPG, Inc. 142,878
200 Tradeweb Markets, Inc., Class A 22,196
705 XP, Inc., Class A 13,247
8,937,789
Chemicals (0.3%):
1,256 Ecolab, Inc. 343,968
4,261 Sherwin-Williams Co. (The) 1,475,414
1,819,382
Commercial Services & Supplies (0.7%):
6,927 Cintas Corp. 1,421,836
16,817 Copart, Inc.* 756,261
230 RB Global, Inc. 24,923
5,652 Rollins, Inc. 331,998
1,225 Tetra Tech, Inc. 40,891
1,922 Veralto Corp. 204,904
7,466 Waste Management, Inc. 1,648,717
4,429,530
Communications Equipment (0.6%):
20,921 Arista Networks, Inc.* 3,048,399
113 Lumentum Holdings, Inc.* 18,386
1,435 Motorola Solutions, Inc. 656,211
86 Ubiquiti, Inc. 56,810
3,779,806

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering (0.3%):
710 Comfort Systems USA, Inc. $ 585,878
309 EMCOR Group, Inc. 200,708
268 MasTec, Inc.* 57,033
2,329 Quanta Services, Inc. 965,184
498 WillScot Holdings Corp. 10,513
1,819,316
Construction Materials (0.0%
†
):
41 Eagle Materials, Inc. 9,554
1,984 James Hardie Industries plc* 38,113
47,667
Consumer Finance (0.2%):
855 Ally Financial, Inc. 33,516
3,677 American Express Co. 1,221,352
15 Credit Acceptance Corp.*^ 7,004
2,833 SoFi Technologies, Inc.* 74,848
1,336,720
Consumer Staples Distribution & Retail (1.6%):
101 Casey's General Stores, Inc. 57,097
9,002 Costco Wholesale Corp. 8,332,521
316 Performance Food Group Co.* 32,877
2,004 Sprouts Farmers Market, Inc.* 218,035
5,322 Sysco Corp. 438,213
8,876 Walmart, Inc. 914,761
9,993,504
Distributors (0.0%
†
):
137 Pool Corp. 42,480
Diversified Consumer Services (0.1%):
181 Bright Horizons Family Solutions, Inc.* 19,651
745 Duolingo, Inc.* 239,771
196 Grand Canyon Education, Inc.* 43,026
246 H&R Block, Inc. 12,440
314,888
Diversified Telecommunication Services (0.0%
†
):
3,721 AST SpaceMobile, Inc.* 182,626
5 GCI Liberty, Inc., Class A* 188
182,814
Electric Utilities (0.1%):
3,837 NRG Energy, Inc. 621,402
Electrical Equipment (0.7%):
5,544 GE Vernova, Inc. 3,409,006
186 Rockwell Automation, Inc. 65,012
7,767 Vertiv Holdings Co., Class A 1,171,730
4,645,748
Electronic Equipment, Instruments & Components (0.5%):
24,453 Amphenol Corp., Class A 3,026,059
194 CDW Corp. 30,900
1,409 Jabil, Inc. 305,993
3,362,952
Energy Equipment & Services (0.0%
†
):
2,407 Schlumberger NV 82,729
Shares Value
Common Stocks, continued
Entertainment (2.4%):
1,246 Liberty Media Corp.-Liberty Formula One* $ 130,145
202 Liberty Media Corp.-Liberty Formula One, ADR* 19,235
3,231 Live Nation Entertainment, Inc.* 527,945
8,595 Netflix, Inc.* 10,304,717
12,339 ROBLOX Corp., Class A* 1,709,198
391 Roku, Inc.* 39,151
3,115 Spotify Technology SA* 2,174,270
1,261 Take-Two Interactive Software, Inc.* 325,792
599 TKO Group Holdings, Inc. 120,974
15,351,427
Financial Services (3.7%):
3,266 Affirm Holdings, Inc.* 238,679
5,862 Apollo Global Management, Inc. 781,229
4,140 Block, Inc.* 299,198
5,948 Equitable Holdings, Inc. 302,040
2,985 Fiserv, Inc.* 384,856
16,499 Mastercard, Inc., Class A 9,384,796
1,186 Shift4 Payments, Inc., Class A* 91,796
9,223 Toast, Inc., Class A* 336,732
34,542 Visa, Inc., Class A 11,791,948
89 WEX, Inc.* 14,020
23,625,294
Food Products (0.0%
†
):
318 Freshpet, Inc.* 17,525
369 Hershey Co. (The) 69,021
86,546
Ground Transportation (0.7%):
72 Avis Budget Group, Inc.*^ 11,561
1,306 Lyft, Inc., Class A* 28,745
215 Old Dominion Freight Line, Inc. 30,268
40,830 Uber Technologies, Inc.* 4,000,115
787 U-Haul Holding Co. 40,058
966 Union Pacific Corp. 228,334
483 XPO, Inc.* 62,437
4,401,518
Health Care Equipment & Supplies (1.1%):
5,225 Boston Scientific Corp.* 510,117
8,012 Dexcom, Inc.* 539,127
1,648 IDEXX Laboratories, Inc.* 1,052,891
636 Inspire Medical Systems, Inc.* 47,191
1,385 Insulet Corp.* 427,591
7,238 Intuitive Surgical, Inc.* 3,237,051
922 Masimo Corp.* 136,041
747 Penumbra, Inc.* 189,230
701 ResMed, Inc. 191,885
1,807 Stryker Corp. 667,994
6,999,118
Health Care Providers & Services (0.6%):
2,486 Cardinal Health, Inc. 390,202
3,738 Cencora, Inc. 1,168,237
415 Cigna Group (The) 119,624
777 DaVita, Inc.* 103,240
712 HCA Healthcare, Inc. 303,454
2,340 McKesson Corp. 1,807,744

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
602 Molina Healthcare, Inc.* $ 115,199
4,007,700
Health Care Technology (0.1%):
2,673 Doximity, Inc., Class A* 195,530
2,409 Veeva Systems, Inc., Class A* 717,665
913,195
Hotels, Restaurants & Leisure (2.6%):
8,683 Airbnb, Inc., Class A* 1,054,290
620 Booking Holdings, Inc. 3,347,547
6,824 Carnival Corp.* 197,282
2,042 Cava Group, Inc.* 123,357
27,387 Chipotle Mexican Grill, Inc.* 1,073,297
169 Choice Hotels International, Inc.^ 18,068
1,114 Churchill Downs, Inc. 108,069
2,271 Darden Restaurants, Inc. 432,308
196 Domino's Pizza, Inc. 84,615
7,255 DoorDash, Inc., Class A* 1,973,287
9,812 DraftKings, Inc.* 366,969
2,367 Dutch Bros, Inc., Class A* 123,889
2,470 Expedia Group, Inc. 527,962
2,892 Flutter Entertainment plc* 734,568
4,639 Hilton Worldwide Holdings, Inc. 1,203,542
6,188 Las Vegas Sands Corp. 332,853
1,661 Light & Wonder, Inc.* 139,424
3,566 Marriott International, Inc., Class A 928,729
827 McDonald's Corp. 251,317
8,110 Norwegian Cruise Line Holdings, Ltd.* 199,749
1,718 Planet Fitness, Inc., Class A* 178,328
4,228 Restaurant Brands International, Inc. 271,184
5,115 Royal Caribbean Cruises, Ltd. 1,655,112
3,106 Starbucks Corp. 262,768
1,336 Texas Roadhouse, Inc. 221,976
411 Travel + Leisure Co. 24,450
630 Vail Resorts, Inc. 94,229
3,535 Viking Holdings, Ltd.* 219,736
1,932 Wendy's Co. (The) 17,697
573 Wingstop, Inc. 144,213
1,392 Wyndham Hotels & Resorts, Inc. 111,221
1,920 Yum! Brands, Inc. 291,840
16,713,876
Household Durables (0.1%):
300 SharkNinja, Inc.* 30,945
4,144 Somnigroup International, Inc. 349,463
53 TopBuild Corp.* 20,716
401,124
Household Products (0.2%):
396 BJ's Wholesale Club Holdings, Inc.* 36,927
7,809 Colgate-Palmolive Co. 624,251
2,443 Kimberly-Clark Corp. 303,763
964,941
Independent Power and Renewable Electricity Producers
(0.2%):
6,907 Vistra Corp. 1,353,219
Shares Value
Common Stocks, continued
Industrial Conglomerates (1.1%):
1,775 3M Co. $ 275,445
21,326 General Electric Co. 6,415,287
6,690,732
Insurance (0.4%):
3,960 Aon plc, Class A 1,412,057
281 Arthur J. Gallagher & Co. 87,037
597 Brown & Brown, Inc. 55,992
91 Everest Group, Ltd. 31,871
439 Kinsale Capital Group, Inc. 186,689
48 Markel Group, Inc.* 91,745
1,198 Marsh & McLennan Cos., Inc. 241,433
602 Progressive Corp. (The) 148,664
1,972 Ryan Specialty Holdings, Inc. 111,142
2,366,630
Interactive Media & Services (8.9%):
72,687 Alphabet, Inc., Class A 17,670,210
59,185 Alphabet, Inc., Class C 14,414,507
32,395 Meta Platforms, Inc., Class A 23,790,240
6,004 Pinterest, Inc., Class A* 193,149
2,382 Reddit, Inc., Class A* 547,836
1,910 Trump Media & Technology Group Corp.*^ 31,362
56,647,304
Internet & Catalog Retail (4.1%):
120,257 Amazon.com, Inc.* 26,404,829
IT Services (0.6%):
6,300 Cloudflare, Inc., Class A* 1,351,917
1,500 Gartner, Inc.* 394,305
86 Globant SA* 4,935
2,714 GoDaddy, Inc., Class A* 371,357
154 MongoDB, Inc.* 47,798
1,395 Okta, Inc.* 127,921
6,298 Snowflake, Inc.* 1,420,514
442 Twilio, Inc., Class A* 44,240
3,762,987
Life Sciences Tools & Services (0.1%):
464 Medpace Holdings, Inc.* 238,570
183 Repligen Corp.* 24,462
1,685 Tempus AI, Inc.* 135,996
637 Waters Corp.* 190,979
590,007
Machinery (0.2%):
288 Allison Transmission Holdings, Inc. 24,445
1,165 Caterpillar, Inc. 555,880
1,964 Illinois Tool Works, Inc. 512,133
129 RBC Bearings, Inc.* 50,347
1,142,805
Media (0.1%):
26 Liberty Broadband Corp., Class A* 1,647
410 Liberty Broadband Corp., Class C* 26,051
34 Nexstar Media Group, Inc. 6,723
8,933 Trade Desk, Inc. (The), Class A* 437,806
472,227

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Metals & Mining (0.0%
†
):
1,250 Anglogold Ashanti plc $ 87,912
174 Carpenter Technology Corp. 42,724
276 Steel Dynamics, Inc. 38,483
169,119
Oil, Gas & Consumable Fuels (0.3%):
2,033 Cheniere Energy, Inc. 477,714
367 HF Sinclair Corp. 19,209
597 Phillips 66 81,204
4,385 Targa Resources Corp. 734,663
382 Texas Pacific Land Corp. 356,650
1,322 Williams Cos., Inc. (The) 83,749
1,753,189
Passenger Airlines (0.0%
†
):
405 Alaska Air Group, Inc.* 20,161
1,101 Southwest Airlines Co. 35,133
55,294
Pharmaceuticals (2.2%):
8,051 Bristol-Myers Squibb Co. 363,100
1,924 Corcept Therapeutics, Inc.* 159,904
16,247 Eli Lilly & Co. 12,396,461
7,268 Zoetis, Inc. 1,063,454
13,982,919
Professional Services (0.7%):
7,648 Automatic Data Processing, Inc. 2,244,688
2,411 Booz Allen Hamilton Holding Corp. 240,979
2,162 Broadridge Financial Solutions, Inc. 514,924
322 Dayforce, Inc.* 22,183
424 Equifax, Inc. 108,769
3,239 ExlService Holdings, Inc.* 142,613
2,052 Paychex, Inc. 260,111
570 Paycom Software, Inc. 118,640
798 Paylocity Holding Corp.* 127,097
1,725 Verisk Analytics, Inc. 433,855
4,213,859
Real Estate Management & Development (0.0%
†
):
669 CBRE Group, Inc., Class A* 105,407
1,059 CoStar Group, Inc.* 89,348
271 Jones Lang LaSalle, Inc.* 80,834
275,589
Residential REITs (0.0%
†
):
495 Sun Communities, Inc. 63,855
502 UDR, Inc. 18,705
82,560
Retail REITs (0.0%
†
):
1,472 Simon Property Group, Inc. 276,250
Semiconductors & Semiconductor Equipment (19.9%):
19,104 Advanced Micro Devices, Inc.* 3,090,836
4,645 Applied Materials, Inc. 951,017
2,572 Astera Labs, Inc.* 503,598
89,389 Broadcom, Inc. 29,490,325
2,598 Enphase Energy, Inc.* 91,943
500 Entegris, Inc. 46,230
2,699 KLA Corp. 2,911,141
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
25,931 Lam Research Corp. $ 3,472,161
2,320 Lattice Semiconductor Corp.* 170,103
321 MACOM Technology Solutions Holdings, Inc.* 39,961
1,119 Marvell Technology, Inc. 94,074
945 Monolithic Power Systems, Inc. 870,005
444,422 NVIDIA Corp. 82,920,257
143 Onto Innovation, Inc.* 18,479
5,042 QUALCOMM, Inc. 838,787
7,592 Texas Instruments, Inc. 1,394,878
126,903,795
Software (19.5%):
8,631 Adobe, Inc.* 3,044,585
431 Appfolio, Inc., Class A* 118,810
4,835 AppLovin Corp., Class A* 3,474,141
3,304 Atlassian Corp., Class A* 527,649
4,291 Autodesk, Inc.* 1,363,122
3,214 Bentley Systems, Inc., Class B 165,457
5,516 Cadence Design Systems, Inc.* 1,937,550
150 Circle Internet Group, Inc.* 19,887
5,908 Confluent, Inc., Class A* 116,978
1,362 Corpay, Inc.* 392,338
4,948 Crowdstrike Holdings, Inc., Class A* 2,426,400
6,298 Datadog, Inc., Class A* 896,835
3,106 Docusign, Inc.* 223,912
1,860 DoubleVerify Holdings, Inc.* 22,283
1,177 Dropbox, Inc., Class A* 35,557
5,818 Dynatrace, Inc.* 281,882
1,804 Elastic NV* 152,420
396 Fair Isaac Corp.* 592,626
12,991 FORTINET INC* 1,092,283
1,221 Gen Digital, Inc. 34,664
2,778 Gitlab, Inc., Class A* 125,232
1,710 Guidewire Software, Inc.* 393,061
1,038 HubSpot, Inc.* 485,576
5,537 Intuit, Inc. 3,781,273
1,180 Manhattan Associates, Inc.* 241,876
141,055 Microsoft Corp. 73,059,437
304 nCino, Inc.* 8,241
1,177 Nutanix, Inc., Class A* 87,557
33,581 Oracle Corp., ADR 9,444,320
44,299 Palantir Technologies, Inc., Class A* 8,081,024
13,319 Palo Alto Networks, Inc.* 2,712,015
485 Pegasystems, Inc. 27,888
2,414 Procore Technologies, Inc.* 176,029
282 PTC, Inc.* 57,252
1,786 RingCentral, Inc., Class A* 50,615
1,437 Rubrik, Inc., Class A* 118,193
2,147 Salesforce, Inc. 508,839
5,491 Samsara, Inc., Class A* 204,540
4,305 SentinelOne, Inc., Class A* 75,811
4,191 ServiceNow, Inc.* 3,856,894
300 Strategy, Inc.* 96,663
2,726 Synopsys, Inc.* 1,344,981
444 Teradata Corp.* 9,550
706 Tyler Technologies, Inc.* 369,351
378 Unity Software, Inc.* 15,135
4,393 Workday, Inc., Class A* 1,057,527

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are ba sed on net assets as of September 30 , 2025.
Shares Value
Common Stocks, continued
Software, continued
2,001 Zscaler, Inc.* $ 599,620
123,907,879
Specialized REITs (0.3%):
9,452 American Tower Corp. 1,817,808
1,793 Lamar Advertising Co., Class A^ 219,499
422 Public Storage 121,895
2,159,202
Specialty Retail (2.0%):
54 AutoZone, Inc.* 231,673
1,254 Burlington Stores, Inc.* 319,143
2,695 Carvana Co.* 1,016,662
4,350 Chewy, Inc., Class A* 175,957
698 Floor & Decor Holdings, Inc., Class A* 51,443
15,388 Home Depot, Inc. (The) 6,235,064
59 Lithia Motors, Inc. 18,644
365 Murphy USA, Inc. 141,715
15,816 O'Reilly Automotive, Inc.* 1,705,123
68 RH* 13,815
1,308 Ross Stores, Inc. 199,326
11,287 TJX Cos., Inc. (The) 1,631,423
10,854 Tractor Supply Co. 617,267
231 Ulta Beauty, Inc.* 126,299
2,053 Valvoline, Inc.* 73,723
348 Wayfair, Inc., Class A* 31,087
362 Williams-Sonoma, Inc. 70,753
12,659,117
Technology Hardware, Storage & Peripherals (11.3%):
277,789 Apple, Inc. 70,733,413
755 Dell Technologies, Inc., Class C 107,037
1,629 NetApp, Inc. 192,971
5,436 Pure Storage, Inc., Class A* 455,591
4,818 Super Micro Computer, Inc.* 230,975
71,719,987
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (0.2%):
411 Birkenstock Holding plc* $ 18,598
2,946 Deckers Outdoor Corp.* 298,636
1,242 Lululemon Athletica, Inc.* 220,989
4,509 On Holding AG, Class A* 190,956
60 Ralph Lauren Corp. 18,814
3,873 Tapestry, Inc. 438,501
1,186,494
Trading Companies & Distributors (0.3%):
2,206 Core & Main, Inc., Class A* 118,749
19,249 Fastenal Co. 943,971
201 Ferguson Enterprises, Inc. 45,140
2,080 FTAI Aviation, Ltd. 347,069
232 SiteOne Landscape Supply, Inc.* 29,882
772 W.W. Grainger, Inc. 735,685
2,220,496
Total Common Stocks (Cost $175,943,978) 632,541,750
Affiliated Investment Company (0.1%):
Money Market Funds (0.1%):
518,823 BlackRock Liquidity FedFund, Institutional Class,
4.03%
+
(a)(b) 518,823
Total Affiliated Investment Company (Cost $518,823) 518,823
Unaffiliated Investment Company (0.1%):
Money Market Funds (0.1%):
530,382 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.98%(b) 530,382
Total Unaffiliated Investment Company (Cost $530,382) 530,382
Total Investment Securities
(Cost $176,993,183 ) — 99.5% 633,590,955
Net other assets (liabilities) — 0.5% 3,299,124
Net Assets — 100.0% $ 636,890,079
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $510,541.
+ Affiliated Securities
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2025.
(b) The rate represents the effective yield at September 30, 2025.

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Futures Contracts
At September 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 1000 Growth Index December Futures (U.S. Dollar) 12/19/25 19 $ 4,522,285 $ 2,951
$ 2,951

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (99.7%):
Aerospace & Defense (2.8%):
3,077 ATI, Inc.* $ 250,283
13,510 Boeing Co. (The)* 2,915,863
1,609 BWX Technologies, Inc. 296,651
802 Curtiss-Wright Corp. 435,438
5,523 General Dynamics Corp. 1,883,343
1,688 Hexcel Corp. 105,838
855 Huntington Ingalls Industries, Inc. 246,163
4,101 L3Harris Technologies, Inc. 1,252,486
1,024 Leonardo DRS, Inc. 46,490
3,277 Lockheed Martin Corp. 1,635,911
2,952 Northrop Grumman Corp. 1,798,713
29,113 RTX Corp. 4,871,478
2,193 Spirit AeroSystems Holdings, Inc., Class A* 84,650
2,884 StandardAero, Inc.* 78,704
3,789 Textron, Inc. 320,133
992 TransDigm Group, Inc. 1,307,476
1,324 Woodward, Inc. 334,588
17,864,208
Air Freight & Logistics (0.5%):
2,614 CH Robinson Worldwide, Inc. 346,094
3,061 Expeditors International of Washington, Inc. 375,248
4,664 FedEx Corp. 1,099,818
2,418 GXO Logistics, Inc.* 127,888
15,984 United Parcel Service, Inc., Class B 1,335,143
3,284,191
Automobile Components (0.2%):
4,643 Aptiv plc* 400,319
4,661 BorgWarner, Inc. 204,898
4,937 Gentex Corp. 139,717
1,161 Lear Corp. 116,808
9,262 QuantumScape Corp.* 114,108
975,850
Automobiles (0.4%):
85,521 Ford Motor Co. 1,022,831
20,718 General Motors Co. 1,263,176
2,497 Harley-Davidson, Inc. 69,666
2,545 Lucid Group, Inc.*^ 60,546
17,306 Rivian Automotive, Inc., Class A* 254,052
1,046 Thor Industries, Inc. 108,460
2,778,731
Banks (7.4%):
135,106 Bank of America Corp. 6,970,118
2,242 Bank OZK 114,297
420 BOK Financial Corp. 46,805
32,640 Citigroup, Inc. 3,312,960
9,323 Citizens Financial Group, Inc. 495,611
6,580 Columbia Banking System, Inc. 169,369
2,640 Comerica, Inc. 180,893
2,714 Commerce Bancshares, Inc. 162,189
1,327 Cullen/Frost Bankers, Inc. 168,224
3,045 East West Bancorp, Inc. 324,140
14,457 Fifth Third Bancorp 644,059
207 First Citizens BancShares, Inc., Class A 370,356
2,963 First Hawaiian, Inc. 73,571
11,226 First Horizon Corp. 253,820
Shares Value
Common Stocks, continued
Banks, continued
8,157 FNB Corp. $ 131,409
31,147 Huntington Bancshares, Inc. 537,909
60,435 JPMorgan Chase & Co. 19,063,012
21,062 KeyCorp 393,649
3,407 M&T Bank Corp. 673,291
1,587 Pinnacle Financial Partners, Inc. 148,845
8,634 PNC Financial Services Group, Inc. (The) 1,734,830
1,375 Popular, Inc. 174,639
1,959 Prosperity Bancshares, Inc. 129,980
19,320 Regions Financial Corp. 509,468
2,239 Southstate Bank Corp. 221,370
3,096 Synovus Financial Corp. 151,952
690 TFS Financial Corp. 9,091
28,071 Truist Financial Corp. 1,283,406
34,084 US Bancorp 1,647,280
3,660 Webster Financial Corp. 217,550
70,177 Wells Fargo & Co. 5,882,236
1,905 Western Alliance Bancorp 165,201
1,391 Wintrust Financial Corp. 184,224
3,104 Zions Bancorp NA 175,624
46,721,378
Beverages (1.3%):
201 Boston Beer Co., Inc. (The), Class A* 42,495
746 Brown-Forman Corp., Class A 20,075
3,298 Brown-Forman Corp., Class B 89,310
43,184 Coca-Cola Co. (The) 2,863,963
998 Coca-Cola Consolidated, Inc. 116,926
3,144 Constellation Brands, Inc., Class A 423,403
28,382 Keurig Dr Pepper, Inc. 724,025
3,745 Molson Coors Beverage Co., Class B 169,461
25,716 PepsiCo, Inc. 3,611,555
5,733 Primo Brands Corp. 126,699
8,187,912
Biotechnology (1.0%):
3,087 Amgen, Inc. 871,151
3,130 Biogen, Inc.* 438,450
4,245 BioMarin Pharmaceutical, Inc.* 229,909
3,930 Exact Sciences Corp.* 215,010
855 Exelixis, Inc.* 35,312
19,831 Gilead Sciences, Inc. 2,201,241
2,619 Incyte Corp.* 222,117
254 Insmed, Inc.* 36,579
101 Ionis Pharmaceuticals, Inc.* 6,607
7,717 Moderna, Inc.* 199,330
312 Neurocrine Biosciences, Inc.* 43,799
2,270 Regeneron Pharmaceuticals, Inc. 1,276,353
3,870 Revolution Medicines, Inc.* 180,729
8,393 Roivant Sciences, Ltd.* 126,986
977 United Therapeutics Corp.* 409,568
2,241 Viking Therapeutics, Inc.*^ 58,894
6,552,035
Broadline Retail (2.2%):
57,388 Amazon.com, Inc.* 12,600,683
51 Dillard's, Inc., Class A^ 31,338
10,087 eBay, Inc. 917,413
799 Etsy, Inc.* 53,046

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Broadline Retail, continued
5,915 Macy's, Inc. $ 106,056
1,367 Ollie's Bargain Outlet Holdings, Inc.* 175,523
13,884,059
Building Products (0.8%):
2,581 A O Smith Corp. 189,471
1,577 Advanced Drainage Systems, Inc. 218,730
1,921 Allegion plc 340,689
638 Armstrong World Industries, Inc. 125,054
2,384 Builders FirstSource, Inc.* 289,060
845 Carlisle Cos., Inc. 277,971
17,263 Carrier Global Corp. 1,030,601
2,527 Fortune Brands Innovations, Inc. 134,917
2,751 Hayward Holdings, Inc.* 41,595
14,390 Johnson Controls International plc 1,582,181
4,711 Masco Corp. 331,607
1,895 Owens Corning 268,067
843 Simpson Manufacturing Co., Inc. 141,169
2,383 Trex Co., Inc.* 123,130
5,094,242
Capital Markets (6.0%):
587 Affiliated Managers Group, Inc. 139,958
209 Ameriprise Financial, Inc. 102,671
14,240 Bank of New York Mellon Corp. (The) 1,551,590
3,318 Blackrock, Inc.
+
3,868,357
5,592 Brookfield Asset Management, Ltd., Class A 318,408
5,840 Carlyle Group, Inc. (The) 366,168
2,259 Cboe Global Markets, Inc. 554,020
33,839 Charles Schwab Corp. (The) 3,230,609
7,824 CME Group, Inc. 2,113,967
4,047 Coinbase Global, Inc., Class A* 1,365,822
824 Evercore, Inc. 277,952
793 FactSet Research Systems, Inc. 227,187
6,943 Franklin Resources, Inc. 160,592
6,190 Goldman Sachs Group, Inc. (The) 4,929,406
310 Hamilton Lane, Inc., Class A 41,785
747 Houlihan Lokey, Inc. 153,374
8,659 Interactive Brokers Group, Inc. 595,826
12,429 Intercontinental Exchange, Inc. 2,094,038
7,534 Invesco, Ltd. 172,830
2,650 Janus Henderson Group plc 117,951
2,528 Jefferies Financial Group, Inc. 165,382
11,074 KKR & Co., Inc. 1,439,066
1,614 Lazard, Inc. 85,187
790 MarketAxess Holdings, Inc. 137,657
2,534 Millrose Properties, Inc. 85,168
25,054 Morgan Stanley 3,982,584
169 Morningstar, Inc. 39,210
819 MSCI, Inc. 464,709
9,018 Nasdaq, Inc. 797,642
4,171 Northern Trust Corp. 561,417
3,970 Raymond James Financial, Inc. 685,222
13,942 Robinhood Markets, Inc., Class A* 1,996,215
6,677 S&P Global, Inc. 3,249,763
2,313 SEI Investments Co. 196,258
6,097 State Street Corp. 707,313
2,231 Stifel Financial Corp. 253,152
4,709 T. Rowe Price Group, Inc. 483,332
178 TPG, Inc. 10,226
Shares Value
Common Stocks, continued
Capital Markets, continued
2,385 Tradeweb Markets, Inc., Class A $ 264,687
1,896 Virtu Financial, Inc., Class A 67,308
8,250 XP, Inc., Class A 155,017
38,209,026
Chemicals (2.0%):
4,831 Air Products and Chemicals, Inc. 1,317,510
2,462 Albemarle Corp. 199,619
1,050 Ashland, Inc. 50,306
4,830 Axalta Coating Systems, Ltd.* 138,235
2,491 Celanese Corp. 104,821
3,478 CF Industries Holdings, Inc. 311,977
15,016 Corteva, Inc. 1,015,532
15,032 Dow, Inc. 344,684
9,099 DuPont de Nemours, Inc. 708,812
2,563 Eastman Chemical Co. 161,597
4,138 Ecolab, Inc. 1,133,233
4,704 Element Solutions, Inc. 118,400
2,873 FMC Corp. 96,619
4,149 Huntsman Corp. 37,258
5,720 International Flavors & Fragrances, Inc. 352,009
10,219 Linde plc 4,854,025
5,384 LyondellBasell Industries NV, Class A 264,031
6,940 Mosaic Co. (The) 240,679
132 NewMarket Corp. 109,324
2,575 Olin Corp. 64,349
4,901 PPG Industries, Inc. 515,144
2,838 RPM International, Inc. 334,543
892 Scotts Miracle-Gro Co. (The) 50,799
472 Sherwin-Williams Co. (The) 163,435
666 Westlake Corp. 51,322
12,738,263
Commercial Services & Supplies (0.4%):
1,131 Clean Harbors, Inc.* 262,641
1,340 Copart, Inc.* 60,260
825 MSA Safety, Inc. 141,958
3,724 RB Global, Inc. 403,532
4,444 Republic Services, Inc. 1,019,809
4,894 Tetra Tech, Inc. 163,362
3,223 Veralto Corp. 343,604
2,395,166
Communications Equipment (1.3%):
3,011 Ciena Corp.* 438,612
86,612 Cisco Systems, Inc. 5,925,993
1,286 F5, Inc.* 415,622
1,419 Lumentum Holdings, Inc.* 230,886
2,093 Motorola Solutions, Inc. 957,108
4,238 Sirius XM Holdings, Inc. 98,640
8,066,861
Construction & Engineering (0.3%):
2,955 AECOM 385,539
8,098 API Group Corp.* 278,328
622 EMCOR Group, Inc. 404,014
1,086 Everus Construction Group, Inc.* 93,125
1,096 MasTec, Inc.* 233,240
4,525 MDU Resources Group, Inc. 80,590
741 Quanta Services, Inc. 307,085

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
440 Valmont Industries, Inc. $ 170,601
3,020 WillScot Holdings Corp. 63,752
2,016,274
Construction Materials (0.6%):
14,778 CRH plc 1,771,882
691 Eagle Materials, Inc. 161,031
1,229 James Hardie Industries plc* 23,609
1,308 Martin Marietta Materials, Inc. 824,406
2,887 Vulcan Materials Co. 888,099
3,669,027
Consumer Finance (1.1%):
5,115 Ally Financial, Inc. 200,508
8,064 American Express Co. 2,678,538
13,656 Capital One Financial Corp. 2,902,993
87 Credit Acceptance Corp.* 40,623
2,506 OneMain Holdings, Inc. 141,489
4,027 SLM Corp. 111,467
20,271 SoFi Technologies, Inc.* 535,560
8,000 Synchrony Financial 568,400
7,179,578
Consumer Staples Distribution & Retail (2.1%):
9,248 Albertsons Cos., Inc., Class A 161,932
668 Casey's General Stores, Inc. 377,634
4,735 Dollar General Corp. 489,362
4,377 Dollar Tree, Inc.* 413,057
13,292 Kroger Co. (The) 896,014
3,903 Maplebear, Inc.* 143,474
2,942 Performance Food Group Co.* 306,086
4,796 Sysco Corp. 394,903
9,974 Target Corp. 894,668
4,957 US Foods Holding Corp.* 379,805
85,214 Walmart, Inc. 8,782,155
13,239,090
Containers & Packaging (0.5%):
27,961 Amcor plc 228,721
20,945 Amcor plc, ADR 171,330
1,461 AptarGroup, Inc. 195,277
1,737 Avery Dennison Corp. 281,689
5,929 Ball Corp. 298,940
2,584 Crown Holdings, Inc. 249,589
6,268 Graphic Packaging Holding Co. 122,665
11,321 International Paper Co. 525,294
1,972 Packaging Corp. of America 429,758
2,432 Sealed Air Corp. 85,971
2,133 Silgan Holdings, Inc. 91,740
11,210 Smurfit WestRock plc 477,210
2,308 Sonoco Products Co. 99,452
3,257,636
Distributors (0.1%):
2,961 Genuine Parts Co. 410,394
5,794 LKQ Corp. 176,949
652 Pool Corp. 202,166
789,509
Shares Value
Common Stocks, continued
Diversified Consumer Services (0.1%):
11,107 ADT, Inc. $ 96,742
1,159 Bright Horizons Family Solutions, Inc.* 125,833
461 Grand Canyon Education, Inc.* 101,199
2,415 H&R Block, Inc. 122,126
3,111 Service Corp. International 258,897
704,797
Diversified REITs (0.1%):
4,813 WP Carey, Inc. 325,214
Diversified Telecommunication Services (1.4%):
152,645 AT&T, Inc. 4,310,695
5,236 Frontier Communications Parent, Inc.* 195,565
5,506 GCI Liberty, Inc.* —
67 GCI Liberty, Inc., Class A* 2,516
413 GCI Liberty, Inc., Class C* 15,392
1,733 Iridium Communications, Inc. 30,258
3,029 Liberty Global, Ltd., Class A* 34,712
3,840 Liberty Global, Ltd., Class C* 45,120
91,887 Verizon Communications, Inc. 4,038,434
8,672,692
Electric Utilities (2.9%):
5,735 Alliant Energy Corp. 386,596
11,597 American Electric Power Co., Inc. 1,304,662
6,816 Constellation Energy Corp. 2,242,941
16,912 Duke Energy Corp. 2,092,860
8,175 Edison International 451,914
9,419 Entergy Corp. 877,757
5,007 Evergy, Inc. 380,632
7,909 Eversource Energy 562,646
22,160 Exelon Corp. 997,422
11,821 FirstEnergy Corp. 541,638
1,252 IDACORP, Inc. 165,452
44,812 NextEra Energy, Inc. 3,382,858
4,485 OGE Energy Corp. 207,521
47,727 PG&E Corp. 719,723
2,543 Pinnacle West Capital Corp. 228,005
16,011 PPL Corp. 594,969
24,006 Southern Co. (The) 2,275,049
12,617 Xcel Energy, Inc. 1,017,561
18,430,206
Electrical Equipment (1.3%):
657 Acuity, Inc. 226,264
5,042 AMETEK, Inc. 947,896
8,515 Eaton Corp. plc 3,186,739
12,310 Emerson Electric Co. 1,614,826
1,304 Generac Holdings, Inc.* 218,290
1,151 Hubbell, Inc. 495,287
3,637 nVent Electric plc 358,754
1,426 Regal Rexnord Corp. 204,545
2,268 Rockwell Automation, Inc. 792,734
3,239 Sensata Technologies Holding plc 98,951
8,144,286
Electronic Equipment, Instruments & Components (0.9%):
1,118 Arrow Electronics, Inc.* 135,278
1,789 Avnet, Inc. 93,529
2,609 CDW Corp. 415,561

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,567 Cognex Corp. $ 161,585
3,425 Coherent Corp.* 368,941
16,911 Corning, Inc. 1,387,209
1,052 Crane NXT Co. 70,558
8,161 Flex, Ltd.* 473,093
514 IPG Photonics Corp.* 40,704
818 Jabil, Inc. 177,645
3,727 Keysight Technologies, Inc.* 651,927
555 Littelfuse, Inc. 143,751
1,728 TD SYNNEX Corp. 282,960
1,003 Teledyne Technologies, Inc.* 587,798
5,087 Trimble, Inc.* 415,353
3,259 Vontier Corp. 136,780
1,135 Zebra Technologies Corp.* 337,277
5,879,949
Energy Equipment & Services (0.5%):
21,719 Baker Hughes Co. 1,058,150
18,310 Halliburton Co. 450,426
8,253 NOV, Inc. 109,352
30,375 Schlumberger NV 1,043,989
8,793 TechnipFMC plc 346,884
1,589 Weatherford International plc 108,735
3,117,536
Entertainment (1.3%):
5,472 Electronic Arts, Inc. 1,103,702
334 Liberty Media Corp.-Liberty Formula One, Class A* 31,803
3,113 Liberty Media Corp.-Liberty Formula One, Class C* 325,153
278 Liberty Media Corp.-Liberty Live, Class A* 26,215
1,080 Liberty Media Corp.-Liberty Live, Class C* 104,728
341 Madison Square Garden Sports Corp.* 77,407
2,518 Roku, Inc.* 252,127
2,564 Take-Two Interactive Software, Inc.* 662,435
881 TKO Group Holdings, Inc. 177,927
39,407 Walt Disney Co. (The) 4,512,102
50,681 Warner Bros Discovery, Inc.* 989,800
8,263,399
Financial Services (4.1%):
2,428 Affirm Holdings, Inc.* 177,438
2,795 Apollo Global Management, Inc. 372,490
40,135 Berkshire Hathaway, Inc., Class B* 20,177,470
7,548 Block, Inc.* 545,494
799 Euronet Worldwide, Inc.* 70,160
11,498 Fidelity National Information Services, Inc. 758,178
8,519 Fiserv, Inc.* 1,098,355
5,228 Global Payments, Inc. 434,342
1,621 Jack Henry & Associates, Inc. 241,416
5,209 MGIC Investment Corp. 147,779
1,401 Mr. Cooper Group, Inc. 295,317
20,816 PayPal Holdings, Inc.* 1,395,921
4,553 Rocket Cos., Inc., Class A^ 88,237
2,107 Voya Financial, Inc. 157,604
6,678 Western Union Co. (The) 53,357
687 WEX, Inc.* 108,223
26,121,781
Food Products (1.1%):
10,370 Archer-Daniels-Midland Co. 619,504
Shares Value
Common Stocks, continued
Food Products, continued
2,965 Bunge Global SA $ 240,906
4,152 Campbell's Company (The)^ 131,120
10,627 Conagra Brands, Inc. 194,580
3,101 Darling Ingredients, Inc.* 95,728
3,898 Flowers Foods, Inc. 50,869
776 Freshpet, Inc.* 42,765
11,847 General Mills, Inc. 597,326
2,759 Hershey Co. (The) 516,071
6,217 Hormel Foods Corp. 153,809
1,413 Ingredion, Inc. 172,542
2,314 JM Smucker Co. (The) 251,300
6,121 Kellanova 502,045
18,400 Kraft Heinz Co. (The) 479,136
3,042 Lamb Weston Holdings, Inc. 176,679
5,654 McCormick & Co., Inc. 378,309
28,319 Mondelez International, Inc., Class A 1,769,088
925 Pilgrim's Pride Corp. 37,666
996 Post Holdings, Inc.* 107,050
7 Seaboard Corp. 25,529
6,247 Tyson Foods, Inc., Class A 339,212
6,881,234
Gas Utilities (0.1%):
3,420 Atmos Energy Corp. 583,965
2,002 National Fuel Gas Co. 184,925
4,750 UGI Corp. 157,985
926,875
Ground Transportation (1.2%):
283 Avis Budget Group, Inc.*^ 45,443
40,782 CSX Corp. 1,448,169
1,644 JB Hunt Transport Services, Inc. 220,575
3,515 Knight-Swift Transportation Holdings, Inc. 138,878
744 Landstar System, Inc. 91,184
7,463 Lyft, Inc., Class A* 164,260
4,902 Norfolk Southern Corp. 1,472,610
3,801 Old Dominion Freight Line, Inc. 535,105
898 Ryder System, Inc. 169,399
595 Saia, Inc.* 178,119
1,105 Schneider National, Inc., Class B 23,382
1,396 U-Haul Holding Co. 71,056
12,037 Union Pacific Corp. 2,845,186
2,033 XPO, Inc.* 262,806
7,666,172
Health Care Equipment & Supplies (2.9%):
37,680 Abbott Laboratories 5,046,859
1,530 Align Technology, Inc.* 191,587
11,438 Baxter International, Inc. 260,443
6,189 Becton Dickinson & Co. 1,158,395
26,513 Boston Scientific Corp.* 2,588,464
4,448 Cooper Cos., Inc. (The)* 304,955
4,595 DENTSPLY SIRONA, Inc. 58,311
12,616 Edwards Lifesciences Corp.* 981,146
4,016 Envista Holdings Corp.* 81,806
10,017 GE HealthCare Technologies, Inc. 752,277
2,504 Globus Medical, Inc.* 143,404
4,981 Hologic, Inc.* 336,168
27,818 Medtronic plc 2,649,386
2,457 ResMed, Inc. 672,555

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,116 STERIS plc $ 523,583
5,562 Stryker Corp. 2,056,105
932 Teleflex, Inc. 114,039
4,243 Zimmer Biomet Holdings, Inc. 417,935
18,337,418
Health Care Providers & Services (2.8%):
2,388 Acadia Healthcare Co., Inc.* 59,127
2,557 Cardinal Health, Inc. 401,347
10,511 Centene Corp.* 375,032
292 Chemed Corp. 130,740
5,277 Cigna Group (The) 1,521,095
27,120 CVS Health Corp. 2,044,577
4,935 Elevance Health, Inc. 1,594,597
2,224 Encompass Health Corp. 282,492
2,932 HCA Healthcare, Inc. 1,249,618
2,446 Henry Schein, Inc.* 162,341
2,625 Humana, Inc. 682,946
1,796 Labcorp Holdings, Inc. 515,560
216 McKesson Corp. 166,869
532 Molina Healthcare, Inc.* 101,803
2,384 Quest Diagnostics, Inc. 454,343
3,070 Solventum Corp.* 224,110
1,895 Tenet Healthcare Corp.* 384,761
19,802 UnitedHealth Group, Inc. 6,837,631
1,229 Universal Health Services, Inc., Class B 251,257
17,440,246
Health Care REITs (0.6%):
7,327 Healthcare Realty Trust, Inc. 132,106
15,478 Healthpeak Properties, Inc. 296,404
9,189 Medical Properties Trust, Inc.^ 46,588
6,181 Omega Healthcare Investors, Inc. 260,962
9,461 Ventas, Inc. 662,175
14,562 Welltower, Inc. 2,594,075
3,992,310
Health Care Technology (0.0%
†
):
1,478 Certara, Inc.* 18,061
672 Veeva Systems, Inc., Class A* 200,196
218,257
Hotel & Resort REITs (0.1%):
15,312 Host Hotels & Resorts, Inc. 260,610
5,069 Park Hotels & Resorts, Inc.^ 56,165
316,775
Hotels, Restaurants & Leisure (1.5%):
5,778 Aramark 221,875
44 Booking Holdings, Inc. 237,568
1,297 Boyd Gaming Corp. 112,126
4,863 Caesars Entertainment, Inc.* 131,423
16,088 Carnival Corp.* 465,104
420 Choice Hotels International, Inc.^ 44,902
131 Darden Restaurants, Inc. 24,937
494 Domino's Pizza, Inc. 213,265
676 Flutter Entertainment plc* 171,704
905 Hyatt Hotels Corp., Class A 128,447
1,183 Marriott International, Inc., Class A 308,100
14,676 McDonald's Corp. 4,459,890
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,575 MGM Resorts International* $ 158,569
3,688 Penn Entertainment, Inc.* 71,031
2,619 Restaurant Brands International, Inc. 167,983
21,410 Starbucks Corp. 1,811,286
943 Travel + Leisure Co. 56,099
169 Vail Resorts, Inc. 25,277
2,435 Wendy's Co. (The) 22,305
176 Wyndham Hotels & Resorts, Inc. 14,062
1,865 Wynn Resorts, Ltd. 239,223
4,024 Yum! Brands, Inc. 611,648
9,696,824
Household Durables (0.7%):
5,794 D.R. Horton, Inc. 981,909
3,616 Garmin, Ltd. 890,331
4,957 Lennar Corp., Class A 624,780
245 Lennar Corp., Class B^ 29,398
1,145 Mohawk Industries, Inc.* 147,613
7,747 Newell Brands, Inc. 40,594
60 NVR, Inc.* 482,080
4,308 PulteGroup, Inc. 569,216
1,300 SharkNinja, Inc.* 134,095
2,076 Toll Brothers, Inc. 286,779
586 TopBuild Corp.* 229,044
1,153 Whirlpool Corp.^ 90,626
4,506,465
Household Products (1.6%):
2,487 BJ's Wholesale Club Holdings, Inc.* 231,913
5,297 Church & Dwight Co., Inc. 464,176
2,752 Clorox Co. (The) 339,322
9,226 Colgate-Palmolive Co. 737,526
4,689 Kimberly-Clark Corp. 583,030
51,113 Procter & Gamble Co. (The) 7,853,513
807 Reynolds Consumer Products, Inc. 19,747
10,229,227
Independent Power and Renewable Electricity Producers
(0.1%):
15,273 AES Corp. (The) 200,993
2,837 Brookfield Renewable Corp. 97,650
581 Clearway Energy, Inc., Class A 15,646
2,013 Clearway Energy, Inc., Class C 56,867
1,013 Talen Energy Corp.* 430,910
802,066
Industrial Conglomerates (0.7%):
9,736 3M Co. 1,510,832
13,838 Honeywell International, Inc. 2,912,899
4,423,731
Industrial REITs (0.5%):
6,705 Americold Realty Trust, Inc. 82,069
1,143 EastGroup Properties, Inc. 193,464
2,857 First Industrial Realty Trust, Inc. 147,050
1,660 Lineage, Inc.^ 64,143
20,185 Prologis, Inc. 2,311,586
5,058 Rexford Industrial Realty, Inc. 207,934

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Industrial REITs, continued
3,930 STAG Industrial, Inc. $ 138,690
3,144,936
Insurance (3.8%):
10,524 Aflac, Inc. 1,175,531
5,795 Allstate Corp. (The) 1,243,897
1,476 American Financial Group, Inc. 215,083
12,538 American International Group, Inc. 984,734
358 Aon plc, Class A 127,656
7,937 Arch Capital Group, Ltd. 720,124
5,196 Arthur J. Gallagher & Co. 1,609,409
1,132 Assurant, Inc. 245,191
1,040 Assured Guaranty, Ltd. 88,036
1,694 Axis Capital Holdings, Ltd. 162,285
1,300 Brighthouse Financial, Inc.* 69,004
5,305 Brown & Brown, Inc. 497,556
8,106 Chubb, Ltd. 2,287,918
3,317 Cincinnati Financial Corp. 524,418
546 CNA Financial Corp. 25,367
780 Everest Group, Ltd. 273,179
5,805 Fidelity National Financial, Inc. 351,144
2,060 First American Financial Corp. 132,334
1,851 Globe Life, Inc. 264,637
734 Hanover Insurance Group, Inc. (The) 133,316
6,194 Hartford Insurance Group, Inc. (The) 826,218
1,272 Kemper Corp. 65,572
3,721 Lincoln National Corp. 150,068
3,815 Loews Corp. 382,988
211 Markel Group, Inc.* 403,297
9,440 Marsh & McLennan Cos., Inc. 1,902,443
12,321 MetLife, Inc. 1,014,881
4,917 Old Republic International Corp. 208,825
736 Primerica, Inc. 204,306
4,724 Principal Financial Group, Inc. 391,667
12,089 Progressive Corp. (The) 2,985,379
7,739 Prudential Financial, Inc. 802,844
1,464 Reinsurance Group of America, Inc. 281,278
989 RenaissanceRe Holdings, Ltd. 251,137
1,585 RLI Corp. 103,374
4,905 Travelers Cos., Inc. (The) 1,369,574
3,614 Unum Group 281,097
6,260 W R Berkley Corp. 479,641
55 White Mountains Insurance Group, Ltd. 91,934
2,157 Willis Towers Watson plc 745,136
24,072,478
Interactive Media & Services (4.2%):
44,897 Alphabet, Inc., Class A 10,914,461
36,557 Alphabet, Inc., Class C 8,903,457
1,494 IAC, Inc.* 50,901
5,458 Match Group, Inc. 192,776
8,474 Meta Platforms, Inc., Class A 6,223,136
6,639 Pinterest, Inc., Class A* 213,577
7,070 ZoomInfo Technologies, Inc.* 77,134
26,575,442
IT Services (1.9%):
13,603 Accenture plc, Class A 3,354,500
3,204 Akamai Technologies, Inc.* 242,735
2,465 Amdocs, Ltd. 202,253
Shares Value
Common Stocks, continued
IT Services, continued
10,759 Cognizant Technology Solutions Corp., Class A $ 721,606
4,606 DXC Technology Co.* 62,780
1,160 EPAM Systems, Inc.* 174,916
870 Globant SA* 49,921
20,246 International Business Machines Corp. 5,712,611
4,830 Kyndryl Holdings, Inc.* 145,045
1,534 MongoDB, Inc.* 476,123
2,204 Okta, Inc.* 202,107
2,618 Twilio, Inc., Class A* 262,036
1,786 VeriSign, Inc. 499,312
12,105,945
Leisure Products (0.1%):
1,371 Brunswick Corp. 86,702
2,951 Hasbro, Inc. 223,834
7,170 Mattel, Inc.* 120,671
1,662 YETI Holdings, Inc.* 55,145
486,352
Life Sciences Tools & Services (1.7%):
6,202 Agilent Technologies, Inc. 796,027
14,731 Avantor, Inc.* 183,843
406 Bio-Rad Laboratories, Inc., Class A* 113,838
3,309 Bio-Techne Corp. 184,080
2,306 Bruker Corp. 74,922
1,068 Charles River Laboratories International, Inc.* 167,099
13,845 Danaher Corp. 2,744,910
3,532 Illumina, Inc.* 335,434
3,676 IQVIA Holdings, Inc.* 698,219
449 Mettler-Toledo International, Inc.* 551,197
4,743 Qiagen NV, ADR 211,917
1,030 Repligen Corp.* 137,680
2,459 Revvity, Inc.^ 215,531
3,490 Sotera Health Co.* 54,898
8,214 Thermo Fisher Scientific, Inc. 3,983,954
634 Waters Corp.* 190,080
1,598 West Pharmaceutical Services, Inc. 419,203
11,062,832
Machinery (3.3%):
1,361 AGCO Corp. 145,722
1,578 Allison Transmission Holdings, Inc. 133,941
8,831 Caterpillar, Inc. 4,213,712
19,599 CNH Industrial NV 212,649
1,049 Crane Co. 193,163
2,977 Cummins, Inc. 1,257,396
5,296 Deere & Co. 2,421,649
2,535 Donaldson Co., Inc. 207,490
2,921 Dover Corp. 487,310
1,261 Esab Corp. 140,904
2,909 Flowserve Corp. 154,584
7,531 Fortive Corp. 368,944
5,198 Gates Industrial Corp. plc* 129,014
3,707 Graco, Inc. 314,947
1,688 IDEX Corp. 274,739
4,308 Illinois Tool Works, Inc. 1,123,354
8,771 Ingersoll Rand, Inc. 724,660
1,690 ITT, Inc. 302,104
1,211 Lincoln Electric Holdings, Inc. 285,590
1,126 Middleby Corp. (The)* 149,679

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Machinery, continued
2,421 Mueller Industries, Inc. $ 244,787
1,203 Nordson Corp. 273,021
1,428 Oshkosh Corp. 185,212
8,638 Otis Worldwide Corp. 789,772
11,129 PACCAR, Inc. 1,094,203
2,796 Parker-Hannifin Corp. 2,119,787
3,472 Pentair plc 384,559
552 RBC Bearings, Inc.* 215,440
1,086 Snap-on, Inc. 376,332
3,451 Stanley Black & Decker, Inc. 256,513
1,423 Timken Co. (The) 106,981
2,144 Toro Co. (The) 163,373
3,689 Westinghouse Air Brake Technologies Corp. 739,534
5,304 Xylem, Inc. 782,340
20,973,405
Marine Transportation (0.0%
†
):
1,227 Kirby Corp.* 102,393
Media (0.8%):
1,954 Charter Communications, Inc., Class A* 537,555
79,696 Comcast Corp., Class A 2,504,048
1,756 DoubleVerify Holdings, Inc.* 21,037
4,498 Fox Corp., Class A 283,644
2,913 Fox Corp., Class B 166,886
8,236 Interpublic Group of Cos., Inc. (The) 229,867
335 Liberty Broadband Corp., Class A* 21,216
2,065 Liberty Broadband Corp., Class C* 131,210
3,432 New York Times Co. (The), Class A 196,997
8,454 News Corp., Class A 259,622
2,249 News Corp., Class B 77,703
577 Nexstar Media Group, Inc. 114,096
4,316 Omnicom Group, Inc. 351,883
2,434 Ralliant Corp. 106,439
5,002,203
Metals & Mining (1.0%):
5,766 Alcoa Corp. 189,644
9,883 Anglogold Ashanti plc 695,071
885 Carpenter Technology Corp. 217,303
8,755 Cleveland-Cliffs, Inc.* 106,811
31,101 Freeport-McMoRan, Inc. 1,219,781
2,545 MP Materials Corp.*^ 170,693
23,907 Newmont Corp. 2,015,599
4,996 Nucor Corp. 676,608
1,179 Reliance, Inc. 331,099
1,467 Royal Gold, Inc. 294,251
1,843 Southern Copper Corp. 223,666
2,836 Steel Dynamics, Inc. 395,424
6,535,950
Mortgage Real Estate Investment Trusts (REITs) (0.1%):
21,691 AGNC Investment Corp.^ 212,355
12,810 Annaly Capital Management, Inc. 258,890
11,790 Rithm Capital Corp. 134,288
6,697 Starwood Property Trust, Inc. 129,721
735,254
Multi-Utilities (1.2%):
5,838 Ameren Corp. 609,370
Shares Value
Common Stocks, continued
Multi-Utilities, continued
14,055 CenterPoint Energy, Inc. $ 545,334
6,378 CMS Energy Corp. 467,252
7,872 Consolidated Edison, Inc. 791,293
18,758 Dominion Energy, Inc. 1,147,427
4,488 DTE Energy Co. 634,738
10,507 NiSource, Inc. 454,953
10,925 Public Service Enterprise Group, Inc. 911,801
14,124 Sempra 1,270,878
6,964 WEC Energy Group, Inc. 798,005
7,631,051
Office REITs (0.2%):
3,757 Alexandria Real Estate Equities, Inc. 313,108
3,537 BXP, Inc. 262,941
3,898 Cousins Properties, Inc. 112,808
2,352 Highwoods Properties, Inc. 74,841
2,460 Kilroy Realty Corp. 103,935
3,776 Vornado Realty Trust 153,041
1,020,674
Oil, Gas & Consumable Fuels (5.4%):
7,468 Antero Midstream Corp. 145,178
6,414 Antero Resources Corp.* 215,254
7,919 APA Corp. 192,273
2,656 Cheniere Energy, Inc. 624,107
41,796 Chevron Corp. 6,490,501
1,319 Chord Energy Corp. 131,069
1,427 Civitas Resources, Inc. 46,378
27,668 ConocoPhillips 2,617,116
16,845 Coterra Energy, Inc. 398,384
13,370 Devon Energy Corp. 468,752
4,132 Diamondback Energy, Inc. 591,289
2,181 DT Midstream, Inc. 246,584
11,892 EOG Resources, Inc. 1,333,331
13,175 EQT Corp. 717,115
4,716 Expand Energy Corp. 501,028
94,295 Exxon Mobil Corp. 10,631,761
3,124 HF Sinclair Corp. 163,510
42,050 Kinder Morgan, Inc. 1,190,436
6,687 Marathon Petroleum Corp. 1,288,852
2,700 Matador Resources Co. 121,311
15,346 Occidental Petroleum Corp. 725,099
13,706 ONEOK, Inc. 1,000,127
5,619 Ovintiv, Inc. 226,895
14,690 Permian Resources Corp. 188,032
8,297 Phillips 66 1,128,558
5,271 Range Resources Corp. 198,401
6,831 Valero Energy Corp. 1,163,046
3,756 Viper Energy, Inc., Class A 143,554
25,054 Williams Cos., Inc. (The) 1,587,171
34,475,112
Paper & Forest Products (0.0%
†
):
1,407 Louisiana-Pacific Corp. 124,998
Passenger Airlines (0.3%):
1,943 Alaska Air Group, Inc.* 96,723
13,644 American Airlines Group, Inc.* 153,359
14,219 Delta Air Lines, Inc. 806,928
9,173 Southwest Airlines Co. 292,710

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Passenger Airlines, continued
7,088 United Airlines Holdings, Inc.* $ 683,992
2,033,712
Personal Care Products (0.2%):
2,777 BellRing Brands, Inc.* 100,944
6,908 Coty, Inc., Class A* 27,908
1,223 elf Beauty, Inc.* 162,023
5,012 Estee Lauder Cos., Inc. (The) 441,657
41,568 Kenvue, Inc. 674,649
1,407,181
Pharmaceuticals (3.2%):
35,958 Bristol-Myers Squibb Co. 1,621,706
10,502 Elanco Animal Health, Inc.* 211,510
359 Jazz Pharmaceuticals plc* 47,316
1,005 Jazz Pharmaceuticals plc, ADR* 132,459
52,366 Johnson & Johnson 9,709,704
54,829 Merck & Co., Inc. 4,601,798
5,755 Organon & Co. 61,463
2,835 Perrigo Co plc 63,135
123,389 Pfizer, Inc. 3,143,952
8,174 Royalty Pharma plc, Class A 288,379
26,482 Viatris, Inc. 262,172
1,895 Zoetis, Inc. 277,276
20,420,870
Professional Services (0.8%):
3,514 Amentum Holdings, Inc.* 84,160
634 Automatic Data Processing, Inc. 186,079
203 Broadridge Financial Solutions, Inc. 48,348
485 CACI International, Inc., Class A* 241,908
6,596 Clarivate plc* 25,263
902 Concentrix Corp. 41,627
3,112 Dayforce, Inc.* 214,386
2,201 Equifax, Inc. 564,623
747 FTI Consulting, Inc.* 120,753
3,575 Genpact, Ltd. 149,757
2,582 Jacobs Solutions, Inc. 386,938
2,652 KBR, Inc. 125,413
2,743 Leidos Holdings, Inc. 518,317
823 ManpowerGroup, Inc. 31,192
990 Parsons Corp.* 82,091
4,783 Paychex, Inc. 606,293
434 Paycom Software, Inc. 90,333
2,446 Robert Half, Inc. 83,115
1,049 Science Applications International Corp. 104,239
4,722 SS&C Technologies Holdings, Inc. 419,125
4,222 TransUnion 353,719
1,249 Verisk Analytics, Inc. 314,136
4,791,815
Real Estate Management & Development (0.4%):
5,791 CBRE Group, Inc., Class A* 912,430
7,973 CoStar Group, Inc.* 672,682
774 Howard Hughes Holdings, Inc.* 63,599
753 Jones Lang LaSalle, Inc.* 224,605
1,090 Zillow Group, Inc., Class A* 81,140
3,540 Zillow Group, Inc., Class C* 272,757
2,227,213
Shares Value
Common Stocks, continued
Residential REITs (0.6%):
7,629 American Homes 4 Rent, Class A $ 253,664
3,075 AvalonBay Communities, Inc. 593,998
2,393 Camden Property Trust 255,525
4,232 Equity LifeStyle Properties, Inc. 256,882
8,165 Equity Residential 528,520
1,423 Essex Property Trust, Inc. 380,880
13,044 Invitation Homes, Inc. 382,581
2,598 Mid-America Apartment Communities, Inc. 363,019
2,281 Sun Communities, Inc. 294,249
6,973 UDR, Inc. 259,814
3,569,132
Retail REITs (0.6%):
2,221 Agree Realty Corp. 157,780
6,696 Brixmor Property Group, Inc. 185,345
1,899 Federal Realty Investment Trust 192,387
14,848 Kimco Realty Corp. 324,429
4,103 NNN REIT, Inc. 174,665
19,622 Realty Income Corp. 1,192,821
4,033 Regency Centers Corp. 294,006
5,513 Simon Property Group, Inc. 1,034,625
3,556,058
Semiconductors & Semiconductor Equipment (4.0%):
14,584 Advanced Micro Devices, Inc.* 2,359,545
2,090 Allegro MicroSystems, Inc.* 61,028
2,276 Amkor Technology, Inc. 64,638
10,842 Analog Devices, Inc. 2,663,879
12,503 Applied Materials, Inc. 2,559,864
1,124 Cirrus Logic, Inc.* 140,826
2,802 Entegris, Inc. 259,073
2,176 First Solar, Inc.* 479,873
2,283 GLOBALFOUNDRIES, Inc.* 81,823
95,094 Intel Corp.* 3,190,404
1,062 MACOM Technology Solutions Holdings, Inc.* 132,208
17,417 Marvell Technology, Inc. 1,464,247
11,487 Microchip Technology, Inc. 737,695
24,302 Micron Technology, Inc. 4,066,211
1,413 MKS, Inc. 174,887
9,031 ON Semiconductor Corp.* 445,319
911 Onto Innovation, Inc.* 117,720
1,754 Qorvo, Inc.* 159,754
18,134 QUALCOMM, Inc. 3,016,772
3,164 Skyworks Solutions, Inc. 243,565
3,591 Teradyne, Inc. 494,265
11,713 Texas Instruments, Inc. 2,152,030
981 Universal Display Corp. 140,901
25,206,527
Software (1.8%):
21,995 Aurora Innovation, Inc.* 118,553
1,906 BILL Holdings, Inc.* 100,961
10,677 CCC Intelligent Solutions Holdings, Inc.* 97,267
868 Circle Internet Group, Inc.* 115,079
1,096 Docusign, Inc.* 79,011
1,426 Dolby Laboratories, Inc., Class A 103,200
2,874 Dropbox, Inc., Class A* 86,824
92 Fair Isaac Corp.* 137,681
10,935 Gen Digital, Inc. 310,445
1,775 Informatica, Inc., Class A* 44,091

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Software, continued
2,046 nCino, Inc.* $ 55,467
4,272 Nutanix, Inc., Class A* 317,794
1,298 Pegasystems, Inc. 74,635
2,266 PTC, Inc.* 460,043
13,293 QXO, Inc.* 253,365
2,324 Roper Technologies, Inc. 1,158,956
874 Rubrik, Inc., Class A* 71,886
1,342 SailPoint, Inc.* 29,631
18,041 Salesforce, Inc. 4,275,717
1,811 SentinelOne, Inc., Class A* 31,892
5,427 Strategy, Inc.* 1,748,634
1,087 Synopsys, Inc.* 536,315
1,642 Teradata Corp.* 35,319
145 Tyler Technologies, Inc.* 75,858
8,104 UiPath, Inc., Class A* 108,431
6,660 Unity Software, Inc.* 266,666
5,638 Zoom Communications, Inc.* 465,135
11,158,856
Specialized REITs (1.3%):
9,511 Crown Castle, Inc. 917,716
4,956 CubeSmart 201,511
7,316 Digital Realty Trust, Inc. 1,264,790
1,526 EPR Properties 88,523
2,120 Equinix, Inc. 1,660,469
4,570 Extra Space Storage, Inc. 644,096
5,893 Gaming and Leisure Properties, Inc. 274,673
6,341 Iron Mountain, Inc. 646,401
1,498 National Storage Affiliates Trust 45,270
2,997 Public Storage 865,683
3,251 Rayonier, Inc. 86,281
2,314 SBA Communications Corp. 447,412
23,021 VICI Properties, Inc. 750,715
16,183 Weyerhaeuser Co. 401,177
8,294,717
Specialty Retail (1.9%):
613 AutoNation, Inc.* 134,106
305 AutoZone, Inc.* 1,308,523
4,481 Bath & Body Works, Inc. 115,431
4,316 Best Buy Co., Inc. 326,376
3,265 CarMax, Inc.* 146,500
1,372 Dick's Sporting Goods, Inc. 304,886
1,202 Five Below, Inc.* 185,949
1,673 Floor & Decor Holdings, Inc., Class A* 123,300
8,677 GameStop Corp., Class A* 236,709
5,204 Gap, Inc. (The) 111,314
5,132 Home Depot, Inc. (The) 2,079,435
507 Lithia Motors, Inc. 160,212
12,181 Lowe's Cos., Inc. 3,061,207
1,462 O'Reilly Automotive, Inc.* 157,618
438 Penske Automotive Group, Inc. 76,173
302 RH* 61,354
5,629 Ross Stores, Inc. 857,803
12,172 TJX Cos., Inc. (The) 1,759,341
756 Ulta Beauty, Inc.* 413,343
1,717 Wayfair, Inc., Class A* 153,380
2,151 Williams-Sonoma, Inc. 420,413
12,193,373
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (0.6%):
5,672 Dell Technologies, Inc., Class C $ 804,119
28,453 Hewlett Packard Enterprise Co. 698,806
20,413 HP, Inc. 555,846
2,654 NetApp, Inc. 314,393
1,032 Pure Storage, Inc., Class A* 86,492
2,899 Sandisk Corp.* 325,268
6,209 Super Micro Computer, Inc.* 297,659
7,500 Western Digital Corp. 900,450
3,983,033
Textiles, Apparel & Luxury Goods (0.4%):
3,331 Amer Sports, Inc.* 115,752
689 Birkenstock Holding plc* 31,177
486 Columbia Sportswear Co. 25,418
1,180 Crocs, Inc.* 98,589
996 Lululemon Athletica, Inc.* 177,218
25,290 NIKE, Inc., Class B 1,763,472
1,108 PVH Corp. 92,817
749 Ralph Lauren Corp. 234,856
382 Tapestry, Inc. 43,250
4,348 Under Armour, Inc., Class A* 21,697
4,201 Under Armour, Inc., Class C* 20,291
7,412 VF Corp. 106,955
2,731,492
Tobacco (1.3%):
36,784 Altria Group, Inc. 2,429,951
33,903 Philip Morris International, Inc. 5,499,067
7,929,018
Trading Companies & Distributors (0.6%):
2,164 Air Lease Corp. 137,739
851 Applied Industrial Technologies, Inc. 222,154
1,582 Core & Main, Inc., Class A* 85,159
4,492 Fastenal Co. 220,288
3,987 Ferguson Enterprises, Inc. 895,400
981 MSC Industrial Direct Co., Inc. 90,389
606 SiteOne Landscape Supply, Inc.* 78,053
1,397 United Rentals, Inc. 1,333,660
140 W.W. Grainger, Inc. 133,414
777 Watsco, Inc. 314,141
991 WESCO International, Inc. 209,597
3,719,994
Water Utilities (0.1%):
4,216 American Water Works Co., Inc. 586,825
6,063 Essential Utilities, Inc. 241,914
828,739
Wireless Telecommunication Services (0.4%):
2,294 Millicom International Cellular SA 111,351
9,909 T-Mobile US, Inc. 2,372,016
2,483,367
Total Common Stocks (Cost $401,353,393) 632,584,618

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Affiliated Investment Company (0.2%):
Money Market Funds (0.2%):
1,089,415 BlackRock Liquidity FedFund, Institutional Class ,
4.03%
+
(a)(b) $ 1,089,415
Total Affiliated Investment Company (Cost $1,089,415) 1,089,415
Unaffiliated Investment Company (0.3%):
Money Market Funds (0.3%):
1,949,955 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.98%(b) 1,949,955
Shares Value
Unaffiliated Investment Company, continued
Money Market Funds, continued
Total Unaffiliated Investment Company (Cost $1,949,955) $ 1,949,955
Total Investment Securities
(Cost $404,392,763 ) — 100.2% 635,623,988
Net other assets (liabilities) — (0.2)% (1,306,596)
Net Assets — 100.0% $ 634,317,392
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $1,067,062.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2025.
(b) The rate represents the effective yield at September 30, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Percentages indicated are based on n et assets as of September 30, 2025.
Futures Contracts
At September 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 1000 Value Index December Futures (U.S. Dollar) 12/19/25 24 $ 2,420,640 $ 10,403
$ 10,403

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (100.0%):
Aerospace & Defense (1.7%):
3,738 Axon Enterprise, Inc.* $ 2,682,538
35,625 Boeing Co. (The)* 7,688,944
11,885 General Dynamics Corp. 4,052,785
18,863 Howmet Aerospace, Inc. 3,701,487
1,942 Huntington Ingalls Industries, Inc. 559,121
8,713 L3Harris Technologies, Inc. 2,661,037
9,726 Lockheed Martin Corp. 4,855,316
6,348 Northrop Grumman Corp. 3,867,963
63,239 RTX Corp. 10,581,782
8,848 Textron, Inc. 747,568
2,650 TransDigm Group, Inc. 3,492,753
44,891,294
Air Freight & Logistics (0.3%):
5,528 CH Robinson Worldwide, Inc. 731,907
6,764 Expeditors International of Washington, Inc. 829,199
10,333 FedEx Corp. 2,436,625
34,673 United Parcel Service, Inc., Class B 2,896,235
6,893,966
Automobile Components (0.0%
†
):
10,506 Aptiv plc* 905,827
Automobiles (2.4%):
182,235 Ford Motor Co. 2,179,531
45,117 General Motors Co. 2,750,783
132,576 Tesla, Inc.* 58,959,199
63,889,513
Banks (3.6%):
321,946 Bank of America Corp. 16,609,194
86,864 Citigroup, Inc. 8,816,696
20,636 Citizens Financial Group, Inc. 1,097,010
31,040 Fifth Third Bancorp 1,382,832
68,534 Huntington Bancshares, Inc. 1,183,582
129,912 JPMorgan Chase & Co. 40,978,142
42,805 KeyCorp 800,026
7,342 M&T Bank Corp. 1,450,926
18,514 PNC Financial Services Group, Inc. (The) 3,720,018
42,736 Regions Financial Corp. 1,126,948
60,738 Truist Financial Corp. 2,776,941
74,300 US Bancorp 3,590,919
151,347 Wells Fargo & Co. 12,685,906
96,219,140
Beverages (1.0%):
7,657 Brown-Forman Corp., Class B 207,352
182,994 Coca-Cola Co. (The) 12,136,162
6,735 Constellation Brands, Inc., Class A 907,002
65,580 Keurig Dr Pepper, Inc. 1,672,946
8,680 Molson Coors Beverage Co., Class B 392,770
33,227 Monster Beverage Corp.* 2,236,509
65,009 PepsiCo, Inc. 9,129,864
26,682,605
Biotechnology (1.6%):
83,461 AbbVie, Inc. 19,324,560
25,367 Amgen, Inc. 7,158,567
7,093 Biogen, Inc.* 993,587
Shares Value
Common Stocks, continued
Biotechnology, continued
58,280 Gilead Sciences, Inc. $ 6,469,080
7,544 Incyte Corp.* 639,807
16,081 Moderna, Inc.* 415,372
4,850 Regeneron Pharmaceuticals, Inc. 2,727,010
12,014 Vertex Pharmaceuticals, Inc.* 4,705,163
42,433,146
Broadline Retail (3.8%):
458,517 Amazon.com, Inc.* 100,676,578
21,648 eBay, Inc. 1,968,885
102,645,463
Building Products (0.5%):
5,383 A O Smith Corp. 395,166
4,189 Allegion plc 742,919
5,378 Builders FirstSource, Inc.* 652,083
37,211 Carrier Global Corp. 2,221,497
31,140 Johnson Controls International plc 3,423,843
1,512 Lennox International, Inc. 800,392
10,060 Masco Corp. 708,123
10,586 Trane Technologies plc 4,466,869
13,410,892
Capital Markets (3.5%):
4,404 Ameriprise Financial, Inc. 2,163,465
33,202 Bank of New York Mellon Corp. (The) 3,617,690
6,785 Blackrock, Inc.
+
7,910,428
34,885 Blackstone, Inc. 5,960,102
4,919 Cboe Global Markets, Inc. 1,206,385
80,615 Charles Schwab Corp. (The) 7,696,314
17,138 CME Group, Inc. 4,630,516
10,767 Coinbase Global, Inc., Class A* 3,633,755
1,733 FactSet Research Systems, Inc. 496,487
16,181 Franklin Resources, Inc. 374,266
14,302 Goldman Sachs Group, Inc. (The) 11,389,398
21,323 Interactive Brokers Group, Inc. 1,467,236
26,906 Intercontinental Exchange, Inc. 4,533,123
20,428 Invesco, Ltd. 468,618
32,387 KKR & Co., Inc. 4,208,691
7,203 Moody's Corp. 3,432,085
57,257 Morgan Stanley 9,101,573
3,716 MSCI, Inc. 2,108,495
21,582 Nasdaq, Inc. 1,908,928
8,749 Northern Trust Corp. 1,177,615
8,381 Raymond James Financial, Inc. 1,446,561
36,848 Robinhood Markets, Inc., Class A* 5,275,897
14,717 S&P Global, Inc. 7,162,911
13,613 State Street Corp. 1,579,244
10,145 T. Rowe Price Group, Inc. 1,041,283
93,991,066
Chemicals (1.1%):
10,618 Air Products and Chemicals, Inc. 2,895,741
5,374 Albemarle Corp. 435,724
7,676 CF Industries Holdings, Inc. 688,537
31,557 Corteva, Inc. 2,134,200
34,988 Dow, Inc. 802,275
19,883 DuPont de Nemours, Inc. 1,548,886
5,757 Eastman Chemical Co. 362,979

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Chemicals, continued
12,079 Ecolab, Inc. $ 3,307,955
11,944 International Flavors & Fragrances, Inc. 735,034
22,154 Linde plc 10,523,150
12,617 LyondellBasell Industries NV, Class A 618,737
14,716 Mosaic Co. (The) 510,351
10,729 PPG Industries, Inc. 1,127,725
10,983 Sherwin-Williams Co. (The) 3,802,973
29,494,267
Commercial Services & Supplies (0.5%):
16,032 Cintas Corp. 3,290,728
42,109 Copart, Inc.* 1,893,642
9,636 Republic Services, Inc. 2,211,269
13,578 Rollins, Inc. 797,572
12,005 Veralto Corp. 1,279,853
17,633 Waste Management, Inc. 3,893,895
13,366,959
Communications Equipment (0.9%):
48,507 Arista Networks, Inc.* 7,067,955
187,090 Cisco Systems, Inc. 12,800,698
2,736 F5, Inc.* 884,248
7,804 Motorola Solutions, Inc. 3,568,691
24,321,592
Construction & Engineering (0.2%):
2,131 EMCOR Group, Inc. 1,384,170
6,995 Quanta Services, Inc. 2,898,868
4,283,038
Construction Materials (0.1%):
2,883 Martin Marietta Materials, Inc. 1,817,097
6,213 Vulcan Materials Co. 1,911,243
3,728,340
Consumer Finance (0.6%):
25,604 American Express Co. 8,504,625
30,213 Capital One Financial Corp. 6,422,680
17,127 Synchrony Financial 1,216,873
16,144,178
Consumer Staples Distribution & Retail (1.8%):
20,952 Costco Wholesale Corp. 19,393,800
10,453 Dollar General Corp. 1,080,317
8,851 Dollar Tree, Inc.* 835,269
29,248 Kroger Co. (The) 1,971,608
22,860 Sysco Corp. 1,882,292
21,254 Target Corp. 1,906,484
207,369 Walmart, Inc. 21,371,449
48,441,219
Containers & Packaging (0.2%):
106,802 Amcor plc 873,640
3,638 Avery Dennison Corp. 589,974
12,269 Ball Corp. 618,603
25,777 International Paper Co. 1,196,053
4,199 Packaging Corp. of America 915,088
24,636 Smurfit WestRock plc 1,048,755
5,242,113
Shares Value
Common Stocks, continued
Distributors (0.1%):
6,639 Genuine Parts Co. $ 920,165
13,398 LKQ Corp. 409,175
1,522 Pool Corp. 471,927
1,801,267
Diversified Telecommunication Services (0.7%):
337,632 AT&T, Inc. 9,534,727
198,864 Verizon Communications, Inc. 8,740,073
18,274,800
Electric Utilities (1.5%):
11,934 Alliant Energy Corp. 804,471
25,348 American Electric Power Co., Inc. 2,851,650
14,870 Constellation Energy Corp. 4,893,271
36,679 Duke Energy Corp. 4,539,026
18,207 Edison International 1,006,483
20,896 Entergy Corp. 1,947,298
10,666 Evergy, Inc. 810,829
17,705 Eversource Energy 1,259,534
47,325 Exelon Corp. 2,130,098
23,971 FirstEnergy Corp. 1,098,351
97,000 NextEra Energy, Inc. 7,322,530
8,989 NRG Energy, Inc. 1,455,769
101,532 PG&E Corp. 1,531,103
5,243 Pinnacle West Capital Corp. 470,087
35,919 PPL Corp. 1,334,750
52,300 Southern Co. (The) 4,956,471
27,381 Xcel Energy, Inc. 2,208,278
40,619,999
Electrical Equipment (0.9%):
10,996 AMETEK, Inc. 2,067,248
18,321 Eaton Corp. plc 6,856,634
26,357 Emerson Electric Co. 3,457,511
12,911 GE Vernova, Inc. 7,938,974
2,593 Generac Holdings, Inc.* 434,068
2,529 Hubbell, Inc. 1,088,254
5,292 Rockwell Automation, Inc. 1,849,713
23,692,402
Electronic Equipment, Instruments & Components (0.7%):
57,793 Amphenol Corp., Class A 7,151,884
6,345 CDW Corp. 1,010,632
36,734 Corning, Inc. 3,013,290
4,932 Jabil, Inc. 1,071,082
8,298 Keysight Technologies, Inc.* 1,451,486
14,004 TE Connectivity plc 3,074,298
2,200 Teledyne Technologies, Inc.* 1,289,288
11,465 Trimble, Inc.* 936,117
2,403 Zebra Technologies Corp.* 714,076
19,712,153
Energy Equipment & Services (0.2%):
46,746 Baker Hughes Co. 2,277,465
41,003 Halliburton Co. 1,008,674
69,914 Schlumberger NV 2,402,944
5,689,083
Entertainment (1.6%):
10,572 Electronic Arts, Inc. 2,132,372

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Entertainment, continued
7,396 Live Nation Entertainment, Inc.* $ 1,208,506
20,076 Netflix, Inc.* 24,069,518
8,200 Take-Two Interactive Software, Inc.* 2,118,552
3,089 TKO Group Holdings, Inc. 623,854
84,943 Walt Disney Co. (The) 9,725,974
117,871 Warner Bros Discovery, Inc.* 2,302,021
42,180,797
Financial Services (4.0%):
21,494 Apollo Global Management, Inc. 2,864,505
86,635 Berkshire Hathaway, Inc., Class B* 43,554,880
25,675 Block, Inc.* 1,855,532
24,636 Fidelity National Information Services, Inc. 1,624,498
25,762 Fiserv, Inc.* 3,321,495
11,110 Global Payments, Inc. 923,019
3,485 Jack Henry & Associates, Inc. 519,021
39,000 Mastercard, Inc., Class A 22,183,590
45,486 PayPal Holdings, Inc.* 3,050,291
80,254 Visa, Inc., Class A 27,397,111
107,293,942
Food Products (0.5%):
22,481 Archer-Daniels-Midland Co. 1,343,015
6,721 Bunge Global SA 546,081
8,738 Campbell's Company (The)^ 275,946
23,255 Conagra Brands, Inc. 425,799
25,328 General Mills, Inc. 1,277,038
7,153 Hershey Co. (The) 1,337,969
15,302 Hormel Foods Corp. 378,571
4,999 JM Smucker Co. (The) 542,891
12,928 Kellanova 1,060,355
39,317 Kraft Heinz Co. (The) 1,023,815
6,361 Lamb Weston Holdings, Inc. 369,447
12,013 McCormick & Co., Inc. 803,790
61,488 Mondelez International, Inc., Class A 3,841,155
13,270 Tyson Foods, Inc., Class A 720,561
13,946,433
Gas Utilities (0.0%
†
):
7,612 Atmos Energy Corp. 1,299,749
Ground Transportation (0.9%):
87,125 CSX Corp. 3,093,809
3,802 JB Hunt Transport Services, Inc. 510,115
10,542 Norfolk Southern Corp. 3,166,922
9,053 Old Dominion Freight Line, Inc. 1,274,481
98,333 Uber Technologies, Inc.* 9,633,684
27,865 Union Pacific Corp. 6,586,450
24,265,461
Health Care Equipment & Supplies (2.0%):
82,082 Abbott Laboratories 10,994,063
2,893 Align Technology, Inc.* 362,261
25,909 Baxter International, Inc. 589,948
13,496 Becton Dickinson & Co. 2,526,046
69,743 Boston Scientific Corp.* 6,809,009
9,330 Cooper Cos., Inc. (The)* 639,665
18,856 Dexcom, Inc.* 1,268,820
28,012 Edwards Lifesciences Corp.* 2,178,493
21,449 GE HealthCare Technologies, Inc. 1,610,820
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
10,842 Hologic, Inc.* $ 731,727
3,809 IDEXX Laboratories, Inc.* 2,433,532
3,428 Insulet Corp.* 1,058,326
17,006 Intuitive Surgical, Inc.* 7,605,593
60,897 Medtronic plc 5,799,830
6,890 ResMed, Inc. 1,886,000
4,690 STERIS plc 1,160,494
16,156 Stryker Corp. 5,972,389
8,971 Zimmer Biomet Holdings, Inc. 883,644
54,510,660
Health Care Providers & Services (1.7%):
11,434 Cardinal Health, Inc. 1,794,681
9,231 Cencora, Inc. 2,884,964
22,214 Centene Corp.* 792,595
12,664 Cigna Group (The) 3,650,398
59,768 CVS Health Corp. 4,505,909
1,549 DaVita, Inc.* 205,816
10,602 Elevance Health, Inc. 3,425,718
7,798 HCA Healthcare, Inc. 3,323,508
5,413 Henry Schein, Inc.* 359,261
5,778 Humana, Inc. 1,503,262
3,828 Labcorp Holdings, Inc. 1,098,866
5,870 McKesson Corp. 4,534,810
2,707 Molina Healthcare, Inc.* 518,012
5,264 Quest Diagnostics, Inc. 1,003,213
7,122 Solventum Corp.* 519,906
42,789 UnitedHealth Group, Inc. 14,775,042
2,696 Universal Health Services, Inc., Class B 551,170
45,447,131
Health Care REITs (0.3%):
31,476 Healthpeak Properties, Inc. 602,765
21,441 Ventas, Inc. 1,500,656
31,843 Welltower, Inc. 5,672,512
7,775,933
Hotel & Resort REITs (0.0%
†
):
32,034 Host Hotels & Resorts, Inc. 545,219
Hotels, Restaurants & Leisure (1.9%):
20,113 Airbnb, Inc., Class A* 2,442,120
1,528 Booking Holdings, Inc. 8,250,085
49,438 Carnival Corp.* 1,429,253
63,616 Chipotle Mexican Grill, Inc.* 2,493,111
5,534 Darden Restaurants, Inc. 1,053,452
1,429 Domino's Pizza, Inc. 616,914
17,624 DoorDash, Inc., Class A* 4,793,552
5,627 Expedia Group, Inc. 1,202,771
10,983 Hilton Worldwide Holdings, Inc. 2,849,430
14,706 Las Vegas Sands Corp. 791,036
10,673 Marriott International, Inc., Class A 2,779,676
33,664 McDonald's Corp. 10,230,153
10,667 MGM Resorts International* 369,718
20,362 Norwegian Cruise Line Holdings, Ltd.* 501,516
11,868 Royal Caribbean Cruises, Ltd. 3,840,247
54,185 Starbucks Corp. 4,584,051
4,227 Wynn Resorts, Ltd. 542,197

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
13,091 Yum! Brands, Inc. $ 1,989,832
50,759,114
Household Durables (0.3%):
13,110 D.R. Horton, Inc. 2,221,752
7,501 Garmin, Ltd. 1,846,896
10,502 Lennar Corp., Class A 1,323,672
2,283 Mohawk Industries, Inc.* 294,324
137 NVR, Inc.* 1,100,749
9,239 PulteGroup, Inc. 1,220,749
8,008,142
Household Products (0.9%):
11,259 Church & Dwight Co., Inc. 986,626
5,787 Clorox Co. (The) 713,537
38,675 Colgate-Palmolive Co. 3,091,680
15,989 Kimberly-Clark Corp. 1,988,072
110,665 Procter & Gamble Co. (The) 17,003,677
23,783,592
Independent Power and Renewable Electricity Producers
(0.1%):
33,158 AES Corp. (The) 436,359
15,163 Vistra Corp. 2,970,735
3,407,094
Industrial Conglomerates (0.9%):
25,029 3M Co. 3,884,000
50,100 General Electric Co. 15,071,082
29,839 Honeywell International, Inc. 6,281,110
25,236,192
Industrial REITs (0.2%):
44,129 Prologis, Inc. 5,053,653
Insurance (1.9%):
22,543 Aflac, Inc. 2,518,053
12,452 Allstate Corp. (The) 2,672,822
26,376 American International Group, Inc. 2,071,571
10,186 Aon plc, Class A 3,632,124
17,776 Arch Capital Group, Ltd. 1,612,817
12,008 Arthur J. Gallagher & Co. 3,719,358
2,314 Assurant, Inc. 501,212
12,944 Brown & Brown, Inc. 1,214,018
17,506 Chubb, Ltd. 4,941,069
7,372 Cincinnati Financial Corp. 1,165,513
1,302 Erie Indemnity Co., Class A 414,244
1,945 Everest Group, Ltd. 681,197
3,886 Globe Life, Inc. 555,581
13,230 Hartford Insurance Group, Inc. (The) 1,764,750
8,158 Loews Corp. 818,982
23,419 Marsh & McLennan Cos., Inc. 4,719,631
26,309 MetLife, Inc. 2,167,072
9,228 Principal Financial Group, Inc. 765,094
27,686 Progressive Corp. (The) 6,837,058
16,533 Prudential Financial, Inc. 1,715,133
10,579 Travelers Cos., Inc. (The) 2,953,868
14,402 W R Berkley Corp. 1,103,481
Shares Value
Common Stocks, continued
Insurance, continued
4,555 Willis Towers Watson plc $ 1,573,525
50,118,173
Interactive Media & Services (7.3%):
274,824 Alphabet, Inc., Class A 66,809,714
220,625 Alphabet, Inc., Class C 53,733,219
11,668 Match Group, Inc. 412,114
102,473 Meta Platforms, Inc., Class A 75,254,122
196,209,169
IT Services (0.9%):
29,630 Accenture plc, Class A 7,306,758
7,175 Akamai Technologies, Inc.* 543,578
22,935 Cognizant Technology Solutions Corp., Class A 1,538,250
2,687 EPAM Systems, Inc.* 405,173
3,582 Gartner, Inc.* 941,600
6,493 GoDaddy, Inc., Class A* 888,437
44,010 International Business Machines Corp. 12,417,862
3,844 VeriSign, Inc. 1,074,667
25,116,325
Leisure Products (0.0%
†
):
6,265 Hasbro, Inc. 475,200
Life Sciences Tools & Services (0.8%):
13,572 Agilent Technologies, Inc. 1,741,966
6,911 Bio-Techne Corp. 384,459
2,210 Charles River Laboratories International, Inc.* 345,777
30,228 Danaher Corp. 5,993,003
7,855 IQVIA Holdings, Inc.* 1,491,979
973 Mettler-Toledo International, Inc.* 1,194,464
5,745 Revvity, Inc.^ 503,549
17,840 Thermo Fisher Scientific, Inc. 8,652,757
2,897 Waters Corp.* 868,550
3,371 West Pharmaceutical Services, Inc. 884,314
22,060,818
Machinery (1.5%):
22,132 Caterpillar, Inc. 10,560,284
6,494 Cummins, Inc. 2,742,871
11,862 Deere & Co. 5,424,018
6,500 Dover Corp. 1,084,395
15,811 Fortive Corp. 774,581
3,746 IDEX Corp. 609,699
12,655 Illinois Tool Works, Inc. 3,299,918
17,220 Ingersoll Rand, Inc. 1,422,716
2,647 Nordson Corp. 600,737
18,095 Otis Worldwide Corp. 1,654,426
24,868 PACCAR, Inc. 2,445,022
6,067 Parker-Hannifin Corp. 4,599,696
7,682 Pentair plc 850,858
2,484 Snap-on, Inc. 860,781
6,998 Stanley Black & Decker, Inc. 520,161
8,217 Westinghouse Air Brake Technologies Corp. 1,647,262
11,455 Xylem, Inc. 1,689,612
40,787,037
Media (0.4%):
4,512 Charter Communications, Inc., Class A* 1,241,274
174,756 Comcast Corp., Class A 5,490,833

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Media, continued
10,414 Fox Corp., Class A $ 656,707
6,587 Fox Corp., Class B 377,369
18,338 Interpublic Group of Cos., Inc. (The) 511,814
18,064 News Corp., Class A 554,745
4,576 News Corp., Class B 158,101
9,177 Omnicom Group, Inc. 748,201
10,929 Paramount Skydance Corp. 206,777
21,686 Trade Desk, Inc. (The), Class A* 1,062,831
11,008,652
Metals & Mining (0.3%):
67,060 Freeport-McMoRan, Inc. 2,630,093
52,297 Newmont Corp. 4,409,160
11,026 Nucor Corp. 1,493,251
6,747 Steel Dynamics, Inc. 940,735
9,473,239
Multi-Utilities (0.6%):
12,603 Ameren Corp. 1,315,501
31,755 CenterPoint Energy, Inc. 1,232,094
14,467 CMS Energy Corp. 1,059,852
16,788 Consolidated Edison, Inc. 1,687,530
40,254 Dominion Energy, Inc. 2,462,337
9,685 DTE Energy Co. 1,369,750
22,797 NiSource, Inc. 987,110
23,715 Public Service Enterprise Group, Inc. 1,979,254
31,150 Sempra 2,802,877
14,822 WEC Energy Group, Inc. 1,698,453
16,594,758
Office REITs (0.0%
†
):
7,058 Alexandria Real Estate Equities, Inc. 588,214
7,252 BXP, Inc. 539,113
1,127,327
Oil, Gas & Consumable Fuels (2.7%):
17,124 APA Corp. 415,771
90,925 Chevron Corp. 14,119,743
59,462 ConocoPhillips 5,624,511
36,547 Coterra Energy, Inc. 864,336
29,411 Devon Energy Corp. 1,031,150
8,814 Diamondback Energy, Inc. 1,261,283
26,106 EOG Resources, Inc. 2,927,005
27,897 EQT Corp. 1,518,434
10,553 Expand Energy Corp. 1,121,151
201,417 Exxon Mobil Corp. 22,709,767
93,712 Kinder Morgan, Inc. 2,652,987
14,354 Marathon Petroleum Corp. 2,766,590
33,954 Occidental Petroleum Corp. 1,604,326
30,054 ONEOK, Inc. 2,193,040
19,359 Phillips 66 2,633,211
10,027 Targa Resources Corp. 1,679,924
869 Texas Pacific Land Corp. 811,333
14,694 Valero Energy Corp. 2,501,800
57,754 Williams Cos., Inc. (The) 3,658,716
72,095,078
Passenger Airlines (0.1%):
30,213 Delta Air Lines, Inc. 1,714,588
26,138 Southwest Airlines Co. 834,063
Shares Value
Common Stocks, continued
Passenger Airlines, continued
15,188 United Airlines Holdings, Inc.* $ 1,465,642
4,014,293
Personal Care Products (0.1%):
11,552 Estee Lauder Cos., Inc. (The) 1,017,962
89,921 Kenvue, Inc. 1,459,418
2,477,380
Pharmaceuticals (2.8%):
96,249 Bristol-Myers Squibb Co. 4,340,830
37,561 Eli Lilly & Co. 28,659,043
113,782 Johnson & Johnson 21,097,458
117,912 Merck & Co., Inc. 9,896,354
267,162 Pfizer, Inc. 6,807,288
58,535 Viatris, Inc. 579,497
20,762 Zoetis, Inc. 3,037,896
74,418,366
Professional Services (0.6%):
19,009 Automatic Data Processing, Inc. 5,579,141
5,540 Broadridge Financial Solutions, Inc. 1,319,462
7,131 Dayforce, Inc.* 491,255
5,885 Equifax, Inc. 1,509,679
5,857 Jacobs Solutions, Inc. 877,730
5,961 Leidos Holdings, Inc. 1,126,390
15,655 Paychex, Inc. 1,984,428
2,283 Paycom Software, Inc. 475,184
6,562 Verisk Analytics, Inc. 1,650,409
15,013,678
Real Estate Management & Development (0.1%):
13,830 CBRE Group, Inc., Class A* 2,179,055
19,635 CoStar Group, Inc.* 1,656,605
3,835,660
Residential REITs (0.2%):
6,572 AvalonBay Communities, Inc. 1,269,513
4,832 Camden Property Trust 515,961
16,725 Equity Residential 1,082,609
3,018 Essex Property Trust, Inc. 807,798
27,939 Invitation Homes, Inc. 819,451
5,682 Mid-America Apartment Communities, Inc. 793,946
14,465 UDR, Inc. 538,966
5,828,244
Retail REITs (0.3%):
3,829 Federal Realty Investment Trust 387,916
32,243 Kimco Realty Corp. 704,510
43,323 Realty Income Corp. 2,633,605
7,392 Regency Centers Corp. 538,877
15,544 Simon Property Group, Inc. 2,917,142
7,182,050
Semiconductors & Semiconductor Equipment (13.8%):
76,612 Advanced Micro Devices, Inc.* 12,395,056
23,578 Analog Devices, Inc. 5,793,115
37,803 Applied Materials, Inc. 7,739,786
222,216 Broadcom, Inc. 73,311,281
5,039 First Solar, Inc.* 1,111,251
206,129 Intel Corp.* 6,915,628

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
6,235 KLA Corp. $ 6,725,071
59,643 Lam Research Corp. 7,986,198
25,317 Microchip Technology, Inc. 1,625,858
52,873 Micron Technology, Inc. 8,846,710
2,280 Monolithic Power Systems, Inc. 2,099,059
1,152,779 NVIDIA Corp. 215,085,506
12,102 NXP Semiconductors NV 2,755,988
20,185 ON Semiconductor Corp.* 995,322
50,872 QUALCOMM, Inc. 8,463,066
6,640 Skyworks Solutions, Inc. 511,147
7,264 Teradyne, Inc. 999,817
42,843 Texas Instruments, Inc. 7,871,544
371,231,403
Software (11.4%):
20,041 Adobe, Inc.* 7,069,463
12,763 AppLovin Corp., Class A* 9,170,726
10,234 Autodesk, Inc.* 3,251,035
12,874 Cadence Design Systems, Inc.* 4,522,121
3,421 Corpay, Inc.* 985,453
11,837 Crowdstrike Holdings, Inc., Class A* 5,804,628
15,113 Datadog, Inc., Class A* 2,152,091
1,158 Fair Isaac Corp.* 1,732,982
30,253 FORTINET INC* 2,543,672
26,392 Gen Digital, Inc. 749,269
13,143 Intuit, Inc. 8,975,486
351,180 Microsoft Corp. 181,893,681
78,295 Oracle Corp., ADR 22,019,686
107,448 Palantir Technologies, Inc., Class A* 19,600,664
31,387 Palo Alto Networks, Inc.* 6,391,021
5,599 PTC, Inc.* 1,136,709
5,078 Roper Technologies, Inc. 2,532,348
45,166 Salesforce, Inc. 10,704,342
9,801 ServiceNow, Inc.* 9,019,664
8,742 Synopsys, Inc.* 4,313,215
2,023 Tyler Technologies, Inc.* 1,058,353
10,385 Workday, Inc., Class A* 2,499,981
308,126,590
Specialized REITs (0.8%):
22,287 American Tower Corp. 4,286,236
20,514 Crown Castle, Inc. 1,979,396
15,306 Digital Realty Trust, Inc. 2,646,101
4,588 Equinix, Inc. 3,593,505
10,131 Extra Space Storage, Inc. 1,427,863
13,656 Iron Mountain, Inc. 1,392,093
7,464 Public Storage 2,155,977
5,235 SBA Communications Corp. 1,012,187
50,098 VICI Properties, Inc. 1,633,696
33,727 Weyerhaeuser Co. 836,092
20,963,146
Specialty Retail (1.8%):
787 AutoZone, Inc.* 3,376,419
9,715 Best Buy Co., Inc. 734,648
7,043 CarMax, Inc.* 316,020
47,005 Home Depot, Inc. (The) 19,045,956
26,474 Lowe's Cos., Inc. 6,653,181
39,931 O'Reilly Automotive, Inc.* 4,304,961
15,293 Ross Stores, Inc. 2,330,500
Shares Value
Common Stocks, continued
Specialty Retail, continued
52,533 TJX Cos., Inc. (The) $ 7,593,120
25,300 Tractor Supply Co. 1,438,811
2,195 Ulta Beauty, Inc.* 1,200,116
5,698 Williams-Sonoma, Inc. 1,113,674
48,107,406
Technology Hardware, Storage & Peripherals (7.0%):
701,135 Apple, Inc. 178,530,005
14,128 Dell Technologies, Inc., Class C 2,002,927
61,740 Hewlett Packard Enterprise Co. 1,516,334
45,453 HP, Inc. 1,237,685
9,339 NetApp, Inc. 1,106,298
10,149 Seagate Technology Holdings plc 2,395,773
23,226 Super Micro Computer, Inc.* 1,113,454
16,674 Western Digital Corp. 2,001,881
189,904,357
Textiles, Apparel & Luxury Goods (0.3%):
6,764 Deckers Outdoor Corp.* 685,667
5,383 Lululemon Athletica, Inc.* 957,797
55,497 NIKE, Inc., Class B 3,869,806
1,778 Ralph Lauren Corp. 557,509
10,208 Tapestry, Inc. 1,155,750
7,226,529
Tobacco (0.6%):
79,890 Altria Group, Inc. 5,277,533
73,514 Philip Morris International, Inc. 11,923,971
17,201,504
Trading Companies & Distributors (0.3%):
53,938 Fastenal Co. 2,645,119
3,012 United Rentals, Inc. 2,875,436
2,106 W.W. Grainger, Inc. 2,006,934
7,527,489
Water Utilities (0.0%
†
):
9,109 American Water Works Co., Inc. 1,267,882
Wireless Telecommunication Services (0.2%):
22,863 T-Mobile US, Inc. 5,472,945
Total Common Stocks (Cost $577,451,692) 2,695,152,132
Affiliated Investment Company (0.0%
†
):
Money Market Funds (0.0%
†
):
288,655 BlackRock Liquidity FedFund, Institutional Class ,
4.03%
+
(a)(b) 288,655
Total Affiliated Investment Company (Cost $288,655) 288,655
Unaffiliated Investment Company (0.1%):
Money Market Funds (0.1%):
3,267,722 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.98%(b) 3,267,722
Total Unaffiliated Investment Company (Cost $3,267,722) 3,267,722
Total Investment Securities
(Cost $581,008,069 ) — 100.1% 2,698,708,509
Net other assets (liabilities) — (0.1)% (2,584,383)
Net Assets — 100.0% $ 2,696,124,126

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2025 .
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $289,703.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2025.
(b) The rate represents the effective yield at September 30, 2025.
Futures Contracts
At September 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/19/25 11 $ 3,706,313 $ 19,472
$ 19,472

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
629
Shares Value
Common Stocks (99.1%):
Aerospace & Defense (0.9%):
10,700 AAR Corp.* $ 959,469
15,791 Mercury Systems, Inc.* 1,222,223
8,891 Moog, Inc., Class A 1,846,394
1,507 National Presto Industries, Inc. 169,010
4,197,096
Air Freight & Logistics (0.2%):
6,528 Forward Air Corp.* 167,378
18,631 Hub Group, Inc., Class A 641,652
809,030
Automobile Components (2.1%):
24,658 Adient plc* 593,765
37,853 American Axle & Manufacturing Holdings, Inc.* 227,497
67,914 BorgWarner, Inc. 2,985,499
39,108 Dana, Inc. 783,724
8,375 Dorman Products, Inc.* 1,305,495
13,077 Fox Factory Holding Corp.* 317,640
9,642 Gentherm, Inc.* 328,406
7,359 LCI Industries 685,491
10,385 Patrick Industries, Inc. 1,074,121
11,093 Phinia, Inc. 637,626
5,634 Standard Motor Products, Inc. 229,980
7,334 XPEL, Inc.* 242,535
9,411,779
Automobiles (0.1%):
8,987 Winnebago Industries, Inc. 300,525
Banks (8.5%):
20,271 Ameris Bancorp 1,486,067
45,109 Atlantic Union Bankshares Corp. 1,591,897
17,009 Axos Financial, Inc.* 1,439,812
39,274 Banc of California, Inc. 649,985
6,254 BancFirst Corp. 790,818
13,713 Bancorp, Inc. (The)* 1,026,967
11,747 Bank of Hawaii Corp. 771,073
22,463 BankUnited, Inc. 857,188
10,670 Banner Corp. 698,885
27,237 Beacon Financial Corp. 645,789
38,717 Capitol Federal Financial, Inc. 245,853
21,033 Cathay General Bancorp 1,009,794
7,472 Central Pacific Financial Corp. 226,700
4,483 City Holding Co. 555,309
15,974 Community Financial System, Inc. 936,715
8,671 Customers Bancorp, Inc.* 566,823
40,851 CVB Financial Corp. 772,492
12,505 Dime Community Bancshares, Inc. 373,024
8,701 Eagle Bancorp, Inc. 175,934
11,902 FB Financial Corp. 663,418
48,750 First BanCorp 1,074,938
12,242 First Bancorp/Southern Pines NC 647,479
31,931 First Commonwealth Financial Corp. 544,424
30,290 First Financial Bancorp 764,823
38,207 First Hawaiian, Inc. 948,680
56,406 Fulton Financial Corp. 1,050,844
8,664 Hanmi Financial Corp. 213,914
10,791 Heritage Financial Corp. 261,034
13,832 Hilltop Holdings, Inc. 462,265
Shares Value
Common Stocks, continued
Banks, continued
41,401 Hope Bancorp, Inc. $ 445,889
14,929 Independent Bank Corp. 1,032,639
7,802 Lakeland Financial Corp. 500,888
11,305 National Bank Holdings Corp., Class A 436,825
16,345 NBT Bancorp, Inc. 682,567
46,005 Northwest Bancshares, Inc. 570,002
13,550 OFG Bancorp 589,290
4,561 Park National Corp. 741,299
7,248 Pathward Financial, Inc. 536,425
3,726 Preferred Bank 336,793
39,166 Provident Financial Services, Inc. 755,121
28,256 Renasant Corp. 1,042,364
12,216 S&T Bancorp, Inc. 459,199
25,505 Seacoast Banking Corp. of Florida 776,117
15,758 ServisFirst Bancshares, Inc. 1,268,992
42,475 Simmons First National Corp., Class A 814,246
8,903 Southside Bancshares, Inc. 251,510
14,032 Stellar Bancorp, Inc. 425,731
3,919 Tompkins Financial Corp. 259,477
6,936 Triumph Financial, Inc.* 347,077
5,501 TrustCo Bank Corp. 199,686
17,780 Trustmark Corp. 704,088
37,265 United Community Banks, Inc. 1,168,258
15,565 Veritex Holdings, Inc. 521,894
24,812 WaFd, Inc. 751,556
8,454 Westamerica BanCorp 422,615
17,803 WSFS Financial Corp. 960,116
38,453,608
Beverages (0.1%):
4,392 MGP Ingredients, Inc. 106,243
7,423 National Beverage Corp.* 274,057
380,300
Biotechnology (2.8%):
38,411 ACADIA Pharmaceuticals, Inc.* 819,691
72,475 ADMA Biologics, Inc.* 1,062,484
50,679 Alkermes plc, ADR* 1,520,370
21,174 Arcus Biosciences, Inc.* 287,966
41,436 Arrowhead Pharmaceuticals, Inc.* 1,429,128
35,572 Catalyst Pharmaceuticals, Inc.* 700,768
31,396 Dynavax Technologies Corp.* 311,762
7,875 Krystal Biotech, Inc.* 1,390,174
28,937 Myriad Genetics, Inc.* 209,215
17,658 Protagonist Therapeutics, Inc.* 1,173,021
30,768 Sarepta Therapeutics, Inc.* 592,899
41,257 TG Therapeutics, Inc.* 1,490,409
24,194 Veracyte, Inc.* 830,580
15,705 Vericel Corp.* 494,236
28,738 Vir Biotechnology, Inc.* 164,094
22,186 Xencor, Inc.* 260,242
12,737,039
Broadline Retail (0.6%):
30,446 Etsy, Inc.* 2,021,310
34,241 Kohl's Corp. 526,284
2,547,594

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Building Products (2.8%):
4,708 American Woodmark Corp.* $ 314,306
6,791 Apogee Enterprises, Inc. 295,884
13,633 Armstrong World Industries, Inc. 2,672,204
8,852 AZZ, Inc. 966,019
5,172 CSW Industrials, Inc. 1,255,503
9,161 Gibraltar Industries, Inc.* 575,311
11,826 Griffon Corp. 900,550
55,402 Hayward Holdings, Inc.* 837,678
5,689 Insteel Industries, Inc. 218,116
39,902 Masterbrand, Inc.* 525,510
14,673 Quanex Building Products Corp. 208,650
41,406 Resideo Technologies, Inc.* 1,787,911
47,299 Zurn Elkay Water Solutions Corp. 2,224,472
12,782,114
Capital Markets (3.5%):
8,433 Acadian Asset Management, Inc. 406,133
23,238 Artisan Partners Asset Management, Inc., Class A 1,008,529
119,132 BGC Group, Inc., Class A 1,126,989
9,543 Cohen & Steers, Inc. 626,116
8,374 Donnelley Financial Solutions, Inc.* 430,675
1,627 MarketAxess Holdings, Inc. 283,505
36,940 Millrose Properties, Inc. 1,241,553
22,655 Moelis & Co., Class A 1,615,755
5,288 Piper Sandler Cos. 1,834,883
7,839 PJT Partners, Inc., Class A 1,393,225
23,197 StepStone Group, Inc., Class A 1,514,996
14,317 StoneX Group, Inc.* 1,444,872
15,940 Victory Capital Holdings, Inc., Class A 1,032,274
25,564 Virtu Financial, Inc., Class A 907,522
2,260 Virtus Investment Partners, Inc. 429,468
36,301 WisdomTree, Inc. 504,584
15,801,079
Chemicals (2.9%):
8,642 AdvanSix, Inc. 167,482
10,212 Balchem Corp. 1,532,413
33,876 Celanese Corp. 1,425,502
46,438 Chemours Co. (The) 735,578
69,942 Element Solutions, Inc. 1,760,440
38,778 FMC Corp. 1,304,104
5,908 Hawkins, Inc. 1,079,510
16,572 HB Fuller Co. 982,388
11,015 Ingevity Corp.* 607,918
7,730 Innospec, Inc. 596,447
6,410 Koppers Holdings, Inc. 179,480
9,781 Minerals Technologies, Inc. 607,595
4,207 Quaker Chemical Corp. 554,272
12,768 Sensient Technologies Corp. 1,198,277
6,663 Stepan Co. 317,825
13,049,231
Commercial Services & Supplies (2.0%):
19,204 ABM Industries, Inc. 885,688
13,381 Brady Corp., Class A 1,044,119
32,170 CoreCivic, Inc.* 654,659
14,114 Deluxe Corp. 273,247
24,404 Enviri Corp.* 309,687
42,046 GEO Group, Inc. (The)* 861,523
22,853 Healthcare Services Group, Inc.* 384,616
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
14,323 HNI Corp. $ 671,033
17,045 Interface, Inc. 493,282
7,157 Liquidity Services, Inc.* 196,316
9,777 Matthews International Corp., Class A 237,386
21,423 MillerKnoll, Inc. 380,044
31,249 OPENLANE, Inc.* 899,346
46,616 Pitney Bowes, Inc. 531,889
7,152 Pursuit Attractions and Hospitality, Inc.* 258,759
4,662 UniFirst Corp. 779,440
35,618 Vestis Corp. 161,350
9,022,384
Communications Equipment (1 .1%):
17,037 Calix, Inc.* 1,045,560
10,856 Digi International, Inc.* 395,810
38,338 Extreme Networks, Inc.* 791,680
35,336 Harmonic, Inc.* 359,720
20,537 NetScout Systems, Inc.* 530,471
40,147 Viasat, Inc.* 1,176,307
66,378 Viavi Solutions, Inc.* 842,337
5,141,885
Construction & Engineering (2.9%):
15,043 Arcosa, Inc. 1,409,680
8,937 Dycom Industries, Inc.* 2,607,459
15,468 Everus Construction Group, Inc.* 1,326,381
12,986 Granite Construction, Inc. 1,423,915
61,703 MDU Resources Group, Inc. 1,098,930
4,629 MYR Group, Inc.* 962,971
9,322 Sterling Infrastructure, Inc.* 3,166,497
58,834 WillScot Holdings Corp. 1,241,986
13,237,819
Consumer Finance (0.7%):
14,047 Bread Financial Holdings, Inc. 783,401
7,349 Encore Capital Group, Inc.* 306,747
7,858 Enova International, Inc.* 904,377
16,448 EZCORP, Inc., Class A* 313,170
24,327 Navient Corp. 319,900
12,909 PRA Group, Inc.* 199,315
12,583 PROG Holdings, Inc. 407,186
1,013 World Acceptance Corp.* 171,339
3,405,435
Consumer Staples Distribution & Retail (0.7%):
10,294 Andersons, Inc. (The) 409,804
10,265 Chefs' Warehouse, Inc. (The)* 598,757
29,905 Grocery Outlet Holding Corp.* 479,975
7,351 PriceSmart, Inc. 890,868
17,898 United Natural Foods, Inc.* 673,323
3,052,727
Containers & Packaging (0.5%):
48,345 O-I Glass, Inc.* 627,035
45,638 Sealed Air Corp. 1,613,303
2,240,338
Diversified Consumer Services (1.4%):
10,702 Adtalem Global Education, Inc.* 1,652,924
22,202 Frontdoor, Inc.* 1,493,973

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Diversified Consumer Services, continued
29,094 Mister Car Wash, Inc.* $ 155,071
17,649 Perdoceo Education Corp. 664,661
7,374 Strategic Education, Inc. 634,238
13,115 Stride, Inc.* 1,953,348
6,554,215
Diversified REITs (0.7%):
21,641 Alexander & Baldwin, Inc. 393,650
14,953 American Assets Trust, Inc. 303,845
22,670 Armada Hoffler Properties, Inc. 158,917
62,120 Essential Properties Realty Trust, Inc. 1,848,691
60,022 Global Net Lease, Inc. 487,979
3,193,082
Diversified Telecommunication Services (0.6%):
14,424 Cogent Communications Holdings, Inc. 553,161
292,600 Lumen Technologies, Inc.* 1,790,712
14,310 Shenandoah Telecommunications Co.* 192,040
2,535,913
Electric Utilities (0 .4%):
11,375 MGE Energy, Inc. 957,547
12,605 Otter Tail Corp. 1,033,232
1,990,779
Electrical Equipment (0.5%):
2,812 Powell Industries, Inc. 857,126
70,240 Sunrun, Inc.* 1,214,449
7,162 Vicor Corp.* 356,095
2,427,670
Electronic Equipment, Instruments & Components (4.0%):
11,545 Advanced Energy Industries, Inc. 1,964,266
30,832 Arlo Technologies, Inc.* 522,602
9,102 Badger Meter, Inc. 1,625,435
10,676 Benchmark Electronics, Inc. 411,560
8,901 CTS Corp. 355,506
8,238 ePlus, Inc. 584,980
9,648 Insight Enterprises, Inc.* 1,094,180
14,053 Itron, Inc.* 1,750,442
24,057 Knowles Corp.* 560,769
76,436 Mirion Technologies, Inc.* 1,777,901
4,659 OSI Systems, Inc.* 1,161,209
3,738 PC Connection, Inc. 231,719
8,158 Plexus Corp.* 1,180,381
5,077 Rogers Corp.* 408,495
16,153 Sanmina Corp.* 1,859,372
6,635 ScanSource, Inc.* 291,874
30,784 TTM Technologies, Inc.* 1,773,158
35,856 Vishay Intertechnology, Inc. 548,597
18,102,446
Energy Equipment & Services (2.0%):
55,017 Archrock, Inc. 1,447,497
22,397 Atlas Energy Solutions, Inc.^ 254,654
7,767 Bristow Group, Inc.* 280,233
22,877 Cactus, Inc., Class A 902,955
14,951 Core Laboratories, Inc. 184,794
45,428 Helix Energy Solutions Group, Inc.* 298,008
31,884 Helmerich & Payne, Inc. 704,318
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
12,482 Innovex International, Inc.* $ 231,416
19,749 Kodiak Gas Services, Inc. 730,121
52,812 Liberty Energy, Inc. 651,700
35,350 Noble Corp PLC 999,698
32,310 Oceaneering International, Inc.* 800,642
111,195 Patterson-UTI Energy, Inc. 575,990
27,191 RPC, Inc. 129,429
14,357 Tidewater, Inc.* 765,659
8,957,114
Entertainment (0.5%):
31,324 Cinemark Holdings, Inc. 877,698
5,567 Madison Square Garden Sports Corp.* 1,263,709
2,141,407
Financial Services (2.5%):
10,194 Enact Holdings, Inc. 390,838
19,850 EVERTEC, Inc. 670,533
13,661 Jackson Financial, Inc., Class A 1,382,903
19,891 Mr. Cooper Group, Inc. 4,192,824
22,243 NCR Atleos Corp.* 874,372
24,957 NMI Holdings, Inc.* 956,852
86,643 Payoneer Global, Inc.* 524,190
42,065 Radian Group, Inc. 1,523,594
10,204 Walker & Dunlop, Inc. 853,259
11,369,365
Food Products (0.9%):
13,666 Cal-Maine Foods, Inc. 1,285,971
9,327 Fresh Del Monte Produce, Inc. 323,833
15,312 Freshpet, Inc.* 843,844
4,864 J & J Snack Foods Corp. 467,382
2,799 John B Sanfilippo & Son, Inc. 179,920
28,510 Simply Good Foods Co. (The)* 707,618
4,776 Tootsie Roll Industries, Inc. 200,210
15,089 TreeHouse Foods, Inc.* 304,949
4,313,727
Gas Utilities (0.3%):
7,147 Chesapeake Utilities Corp. 962,630
10,794 Northwest Natural Holding Co. 484,974
1,447,604
Ground Transportation (0.6%):
7,303 ArcBest Corp. 510,261
13,522 Heartland Express, Inc. 113,314
38,687 Hertz Global Holdings, Inc.*^ 263,072
17,104 Marten Transport, Ltd. 182,329
49,208 RXO, Inc.* 756,819
15,103 Schneider National, Inc., Class B 319,579
18,959 Werner Enterprises, Inc. 499,001
2,644,375
Health Care Equipment & Supplies (3.1%):
11,975 Artivion, Inc.* 507,022
14,720 Avanos Medical, Inc.* 170,163
9,697 CONMED Corp. 456,050
18,354 Embecta Corp. 258,975
17,598 Enovis Corp.* 533,923
17,744 Glaukos Corp.* 1,447,023

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
7,591 ICU Medical, Inc.* $ 910,616
8,400 Inspire Medical Systems, Inc.* 623,280
10,762 Integer Holdings Corp.* 1,112,038
20,950 Integra LifeSciences Holdings Corp.* 300,214
6,381 LeMaitre Vascular, Inc. 558,401
18,479 Merit Medical Systems, Inc.* 1,538,007
64,268 Neogen Corp.* 366,970
4,420 OmniAb, Inc. - Vesting 12.5*(a)(b) —
4,420 OmniAb, Inc. - Vesting 15*(a)(b) —
14,529 Omnicell, Inc.* 442,408
20,774 QuidelOrtho Corp.* 611,794
15,437 STAAR Surgical Co.* 414,792
21,010 Tandem Diabetes Care, Inc.* 255,062
14,004 Teleflex, Inc. 1,713,530
10,394 TransMedics Group, Inc.* 1,166,207
2,277 UFP Technologies, Inc.* 454,489
13,840,964
Health Care Providers & Services (2.0%):
27,500 Acadia Healthcare Co., Inc.* 680,900
33,279 AdaptHealth Corp.* 297,847
5,661 Addus HomeCare Corp.* 667,941
11,937 AMN Healthcare Services, Inc.* 231,100
13,005 Astrana Health, Inc.* 368,692
34,750 Concentra Group Holdings Parent, Inc. 727,317
8,968 CorVel Corp.* 694,303
3,759 National HealthCare Corp. 456,756
40,369 NeoGenomics, Inc.* 311,649
25,118 Pediatrix Medical Group, Inc.* 420,727
24,191 Premier, Inc., Class A 672,510
32,569 Privia Health Group, Inc.* 810,968
23,748 Progyny, Inc.* 511,057
21,038 RadNet, Inc.* 1,603,306
33,085 Select Medical Holdings Corp. 424,811
4,736 US Physical Therapy, Inc. 402,323
9,282,207
Health Care REITs (0.8%):
69,425 CareTrust REIT, Inc. 2,407,659
12,214 LTC Properties, Inc. 450,208
154,317 Medical Properties Trust, Inc.^ 782,387
3,970 Universal Health Realty Income Trust 155,505
3,795,759
Health Care Technology (0.5%):
36,098 Certara, Inc.* 441,117
7,260 HealthStream, Inc. 205,022
17,593 Schrodinger, Inc.* 352,916
34,039 Waystar Holding Corp.* 1,290,759
2,289,814
Hotel & Resort REITs (1.1%):
70,583 Apple Hospitality REIT, Inc. 847,702
65,885 DiamondRock Hospitality Co. 524,445
37,287 Pebblebrook Hotel Trust 424,699
19,779 Ryman Hospitality Properties, Inc. 1,772,001
34,976 Summit Hotel Properties, Inc. 192,018
62,907 Sunstone Hotel Investors, Inc. 589,438
Shares Value
Common Stocks, continued
Hotel & Resort REITs, continued
31,315 Xenia Hotels & Resorts, Inc. $ 429,642
4,779,945
Hotels, Restaurants & Leisure (2.0%):
6,970 BJ's Restaurants, Inc.* 212,794
23,915 Bloomin' Brands, Inc. 171,471
13,629 Brinker International, Inc.* 1,726,522
13,682 Caesars Entertainment, Inc.* 369,756
14,083 Cheesecake Factory, Inc. (The)^ 769,495
6,981 Cracker Barrel Old Country Store, Inc.^ 307,583
8,823 Dave & Buster's Entertainment, Inc.* 160,226
9,285 Golden Entertainment, Inc. 218,940
4,574 Monarch Casino & Resort, Inc. 484,112
10,179 Papa John's International, Inc. 490,119
47,028 Penn Entertainment, Inc.* 905,759
121,552 Sabre Corp.* 222,440
12,468 Shake Shack, Inc., Class A* 1,167,130
32,488 Six Flags Entertainment Corp.* 738,127
9,963 United Parks & Resorts, Inc.* 515,087
49,176 Wendy's Co. (The) 450,452
8,910,013
Household Durables (2.8%):
2,368 Cavco Industries, Inc.* 1,375,169
8,356 Century Communities, Inc. 529,520
16,941 Champion Homes, Inc.* 1,293,784
8,971 Dream Finders Homes, Inc., Class A*^ 232,528
6,991 Ethan Allen Interiors, Inc. 205,955
8,514 Green Brick Partners, Inc.* 628,844
7,209 Helen of Troy, Ltd.* 181,667
6,986 Installed Building Products, Inc. 1,723,167
12,936 La-Z-Boy, Inc. 443,963
42,374 Leggett & Platt, Inc. 376,281
6,491 LGI Homes, Inc.* 335,650
7,579 M/I Homes, Inc.* 1,094,711
22,412 Meritage Homes Corp. 1,623,301
130,951 Newell Brands, Inc. 686,183
36,044 Sonos, Inc.* 569,495
28,176 Tri Pointe Homes, Inc.* 957,139
9,248 Worthington Enterprises, Inc. 513,171
12,770,528
Household Products (0.5%):
3,645 Central Garden & Pet Co.* 119,009
14,399 Central Garden & Pet Co., Class A* 425,203
18,696 Energizer Holdings, Inc. 465,343
16,653 Reynolds Consumer Products, Inc. 407,499
4,153 WD-40 Co. 820,633
2,237,687
Independent Power and Renewable Electricity Producers
(0.2%):
13,008 Clearway Energy, Inc., Class A 350,305
24,434 Clearway Energy, Inc., Class C 690,261
1,040,566
Industrial REITs (0.7%):
8,811 Innovative Industrial Properties, Inc. 472,093
93,282 LXP Industrial Trust 835,807

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Industrial REITs, continued
32,844 Terreno Realty Corp. $ 1,863,897
3,171,797
Insurance (2.5%):
6,669 AMERISAFE, Inc. 292,369
14,266 Assured Guaranty, Ltd. 1,207,617
8,245 Employers Holdings, Inc. 350,248
133,851 Genworth Financial, Inc.* 1,191,274
7,894 Goosehead Insurance, Inc., Class A 587,471
2,957 HCI Group, Inc. 567,537
12,250 Horace Mann Educators Corp. 553,333
53,419 Lincoln National Corp. 2,154,388
8,189 Mercury General Corp. 694,263
8,446 Palomar Holdings, Inc.* 986,071
15,426 ProAssurance Corp.* 370,070
5,089 Safety Insurance Group, Inc. 359,741
25,933 SiriusPoint, Ltd.* 469,128
8,873 Stewart Information Services Corp. 650,568
11,025 Trupanion, Inc.* 477,162
6,817 United Fire Group, Inc. 207,373
11,118,613
Interactive Media & Services (0.9%):
12,891 Angi, Inc.* 209,608
25,539 Cargurus, Inc.* 950,817
18,618 Cars.com, Inc.* 227,512
20,162 IAC, Inc.* 686,919
17,947 QuinStreet, Inc.* 277,640
8,005 Shutterstock, Inc. 166,904
35,045 TripAdvisor, Inc.* 569,832
18,659 Yelp, Inc.* 582,161
13,321 Ziff Davis, Inc.* 507,530
4,178,923
IT Services (0.4%):
20,849 DigitalOcean Holdings, Inc.* 712,202
57,572 DXC Technology Co.* 784,706
19,339 Grid Dynamics Holdings, Inc.* 149,104
1,646,012
Leisure Products (0.3%):
8,266 Acushnet Holdings Corp. 648,798
5,030 Sturm Ruger & Co., Inc. 218,654
44,268 Topgolf Callaway Brands Corp.* 420,546
1,287,998
Life Sciences Tools & Services (0.2%):
13,097 Azenta, Inc.* 376,146
11,751 BioLife Solutions, Inc.* 299,768
32,297 Cytek Biosciences, Inc.* 112,070
28,385 Fortrea Holdings, Inc.* 239,002
1,026,986
Machinery (5.0%):
3,220 Alamo Group, Inc. 614,698
9,226 Albany International Corp. 491,746
6,462 Astec Industries, Inc. 311,016
16,568 Enerpac Tool Group Corp. 679,288
6,345 Enpro, Inc. 1,433,970
8,219 ESCO Technologies, Inc. 1,735,113
Shares Value
Common Stocks, continued
Machinery, continued
19,226 Federal Signal Corp. $ 2,287,702
11,981 Franklin Electric Co., Inc. 1,140,591
76,988 Gates Industrial Corp. plc* 1,910,842
9,875 Greenbrier Cos., Inc. (The) 455,929
21,720 Hillenbrand, Inc. 587,309
16,182 JBT Marel Corp. 2,272,762
3,651 Kadant, Inc. 1,086,465
24,071 Kennametal, Inc. 503,806
3,136 Lindsay Corp. 440,796
46,879 Mueller Water Products, Inc., Class A 1,196,352
6,878 Proto Labs, Inc.* 344,106
15,476 SPX Technologies, Inc.* 2,890,607
3,580 Standex International Corp. 758,602
5,708 Tennant Co. 462,690
15,483 Titan International, Inc.* 117,052
25,350 Trinity Industries, Inc. 710,814
22,432,256
Marine Transportation (0.2%):
10,123 Matson, Inc. 998,027
Media (0.8%):
1,434 Cable One, Inc. 253,890
12,570 John Wiley & Sons, Inc., Class A 508,708
34,835 Ralliant Corp. 1,523,334
7,452 Scholastic Corp. 204,036
49,084 TEGNA, Inc. 997,878
12,283 Thryv Holdings, Inc.* 148,133
3,635,979
Metals & Mining (1.4%):
3,425 Alpha Metallurgical Resources, Inc.* 562,008
15,845 Century Aluminum Co.* 465,209
202,269 Hecla Mining Co. 2,447,455
4,887 Kaiser Aluminum Corp. 377,081
6,286 Materion Corp. 759,412
11,539 Metallus, Inc.* 190,740
26,647 SunCoke Energy, Inc. 217,439
15,888 Warrior Met Coal, Inc. 1,011,112
10,376 Worthington Steel, Inc. 315,327
6,345,783
Mortgage Real Estate Investment Trusts (REITs) (1.3%):
27,610 Adamas Trust, Inc. 192,442
40,433 Apollo Commercial Real Estate Finance, Inc. 409,586
60,821 Arbor Realty Trust, Inc.^ 742,624
29,949 ARMOUR Residential REIT, Inc.^ 447,438
49,570 Blackstone Mortgage Trust, Inc., Class A^ 912,584
28,044 Ellington Financial, Inc. 364,011
26,818 Franklin BSP Realty Trust, Inc. 291,244
38,356 Hannon Armstrong Sustainable Infrastructure
Capital, Inc. 1,177,529
18,905 KKR Real Estate Finance Trust, Inc. 170,145
28,280 PennyMac Mortgage Investment Trust 346,713
53,675 Ready Capital Corp.^ 207,722
43,432 Redwood Trust, Inc. 251,471
34,262 Two Harbors Investment Corp. 338,166
5,851,675

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Multi-Utilities (0.3%):
24,709 Avista Corp. $ 934,247
5,115 Unitil Corp. 244,804
1,179,051
Office REITs (0.9%):
55,458 Brandywine Realty Trust 231,260
50,769 Douglas Emmett, Inc. 790,473
12,866 Easterly Government Properties, Inc. 295,018
31,856 Highwoods Properties, Inc. 1,013,658
17,876 JBG SMITH Properties 397,741
21,625 SL Green Realty Corp. 1,293,391
4,021,541
Oil, Gas & Consumable Fuels (2.5%):
21,723 California Resources Corp. 1,155,229
24,325 Comstock Resources, Inc.*^ 482,365
15,552 Core Natural Resources, Inc. 1,298,281
57,148 Crescent Energy Co., Class A 509,760
9,267 CVR Energy, Inc.* 338,060
11,404 Dorian LPG, Ltd. 339,839
12,548 International Seaways, Inc. 578,212
13,762 Kinetik Holdings, Inc. 588,188
58,679 Magnolia Oil & Gas Corp., Class A 1,400,668
30,486 Northern Oil & Gas, Inc. 756,053
15,428 Par Pacific Holdings, Inc.* 546,460
38,010 Peabody Energy Corp. 1,008,025
8,980 REX American Resources Corp.* 274,967
35,712 SM Energy Co. 891,729
38,587 Talos Energy, Inc.* 370,049
8,525 Vital Energy, Inc.* 143,987
17,759 World Kinect Corp. 460,846
11,142,718
Paper & Forest Products (0.1%):
10,657 Sylvamo Corp. 471,253
Passenger Airlines (0.5%):
4,450 Allegiant Travel Co.* 270,427
95,298 JetBlue Airways Corp.* 468,866
12,465 SkyWest, Inc.* 1,254,228
15,297 Sun Country Airlines Holdings, Inc.* 180,658
2,174,179
Personal Care Products (0.2%):
15,166 Edgewell Personal Care Co. 308,780
5,594 Interparfums, Inc. 550,338
3,412 USANA Health Sciences, Inc.* 94,000
953,118
Pharmaceuticals (1.8%):
11,426 Amphastar Pharmaceuticals, Inc.* 304,503
4,934 ANI Pharmaceuticals, Inc.* 451,954
9,926 Collegium Pharmaceutical, Inc.* 347,311
28,901 Corcept Therapeutics, Inc.* 2,401,962
11,972 Harmony Biosciences Holdings, Inc.* 329,948
16,786 Innoviva, Inc.* 306,344
5,656 Ligand Pharmaceuticals, Inc.* 1,001,904
82,041 Organon & Co. 876,198
12,902 Pacira BioSciences, Inc.* 332,485
5,712 Phibro Animal Health Corp., Class A 231,108
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
14,986 Prestige Consumer Healthcare, Inc.* $ 935,126
16,411 Supernus Pharmaceuticals, Inc.* 784,282
8,303,125
Professional Services (1.3%):
46,766 Amentum Holdings, Inc.* 1,120,046
7,913 CSG Systems International, Inc. 509,439
6,155 Heidrick & Struggles International, Inc. 306,334
15,775 Korn Ferry 1,103,935
13,389 ManpowerGroup, Inc. 507,443
31,450 Robert Half, Inc. 1,068,671
49,162 Verra Mobility Corp.* 1,214,301
5,830,169
Real Estate Management & Development (0.6%):
69,490 Cushman & Wakefield plc* 1,106,281
27,071 eXp World Holdings, Inc.^ 288,577
37,453 Kennedy-Wilson Holdings, Inc. 311,609
7,818 Marcus & Millichap, Inc. 229,458
11,630 St. Joe Co. (The) 575,452
2,511,377
Residential REITs (0.3%):
5,196 Centerspace 306,045
25,205 Elme Communities 424,956
6,856 NexPoint Residential Trust, Inc. 220,900
25,540 Veris Residential, Inc. 388,208
1,340,109
Retail REITs (1.5%):
38,810 Acadia Realty Trust 782,022
29,111 Curbline Properties Corp. 649,175
14,848 Getty Realty Corp. 398,372
77,421 Macerich Co. (The) 1,409,062
38,202 Phillips Edison & Co., Inc. 1,311,475
3,692 Saul Centers, Inc. 117,664
15,440 SITE Centers Corp. 139,114
33,446 Tanger, Inc. 1,131,813
38,691 Urban Edge Properties 792,005
13,897 Whitestone REIT 170,655
6,901,357
Semiconductors & Semiconductor Equipment (3.7%):
16,028 ACM Research, Inc., Class A* 627,176
7,628 Alpha & Omega Semiconductor, Ltd.* 213,279
9,910 Axcelis Technologies, Inc.* 967,612
7,440 CEVA, Inc.* 196,490
14,476 Cohu, Inc.* 294,297
14,336 Diodes, Inc.* 762,819
39,955 Enphase Energy, Inc.* 1,414,008
23,615 FormFactor, Inc.* 860,058
10,772 Ichor Holdings, Ltd.* 188,725
7,838 Impinj, Inc.* 1,416,719
15,343 Kulicke & Soffa Industries, Inc. 623,540
24,478 MaxLinear, Inc.* 393,606
9,556 PDF Solutions, Inc.* 246,736
16,347 Penguin Solutions, Inc.* 429,599
19,642 Photronics, Inc.* 450,784
26,203 Qorvo, Inc.* 2,386,569
26,303 Semtech Corp.* 1,879,349

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
6,556 SiTime Corp.* $ 1,975,388
18,441 SolarEdge Technologies, Inc.* 682,317
14,166 Ultra Clean Holdings, Inc.* 386,024
18,523 Veeco Instruments, Inc.* 563,655
16,958,750
Software (4.3%):
22,185 A10 Networks, Inc. 402,658
31,989 ACI Worldwide, Inc.* 1,688,060
34,043 Adeia, Inc. 571,922
7,540 Agilysys, Inc.* 793,585
15,506 Alarm.com Holdings, Inc.* 823,058
16,186 BlackLine, Inc.* 859,477
44,941 Box, Inc., Class A* 1,450,246
85,896 Cleanspark, Inc.* 1,245,492
26,645 Clear Secure, Inc., Class A 889,410
42,206 DoubleVerify Holdings, Inc.* 505,628
7,945 InterDigital, Inc. 2,742,852
20,516 LiveRamp Holdings, Inc.* 556,804
113,326 MARA Holdings, Inc.*^ 2,069,333
22,608 N-able, Inc.* 176,342
43,483 NCR Voyix Corp.* 545,712
13,382 Progress Software Corp.* 587,871
18,576 Q2 Holdings, Inc.* 1,344,717
35,453 Sprinklr, Inc., Class A* 273,697
11,864 SPS Commerce, Inc.* 1,235,517
29,680 Teradata Corp.* 638,417
19,400,798
Specialized REITs (0.4%):
29,560 Four Corners Property Trust, Inc. 721,264
42,999 Outfront Media, Inc. 787,742
14,678 Safehold, Inc. 227,362
1,736,368
Specialty Retail ( 3.1%):
20,706 Academy Sports & Outdoors, Inc. 1,035,714
18,188 Advance Auto Parts, Inc. 1,116,743
49,486 American Eagle Outfitters, Inc. 846,705
6,083 Asbury Automotive Group, Inc.* 1,486,989
9,384 Boot Barn Holdings, Inc.* 1,555,117
7,922 Buckle, Inc. (The) 464,705
11,091 Caleres, Inc. 144,627
3,902 Group 1 Automotive, Inc. 1,707,164
8,730 Guess?, Inc. 145,878
5,962 MarineMax, Inc.* 151,018
9,347 Monro, Inc. 167,966
23,559 National Vision Holdings, Inc.* 687,687
29,955 Sally Beauty Holdings, Inc.* 487,667
5,752 Shoe Carnival, Inc. 119,584
12,496 Signet Jewelers, Ltd. 1,198,616
4,187 Sonic Automotive, Inc., Class A 318,589
15,762 Upbound Group, Inc. 372,456
16,443 Urban Outfitters, Inc.* 1,174,524
24,787 Victoria's Secret & Co.* 672,719
13,854,468
Technology Hardware, Storage & Peripherals (1.1%):
14,349 Corsair Gaming, Inc.* 127,993
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
42,112 Sandisk Corp.* $ 4,724,966
4,852,959
Telecommunication Services (0.1%):
52,751 Uniti Group, Inc.* 322,836
Textiles, Apparel & Luxury Goods (0.9%):
11,402 Carter's, Inc. 321,764
12,134 G-III Apparel Group, Ltd.* 322,886
110,825 Hanesbrands, Inc.* 730,337
15,508 Kontoor Brands, Inc. 1,237,073
4,436 Oxford Industries, Inc. 179,835
22,220 Steven Madden, Ltd. 743,926
24,199 Wolverine World Wide, Inc. 664,021
4,199,842
Tobacco (0.1%):
7,305 Universal Corp. 408,130
Trading Companies & Distributors (1.1%):
33,178 Air Lease Corp. 2,111,780
11,707 Boise Cascade Co. 905,185
33,040 DNOW, Inc.* 503,860
3,671 DXP Enterprises, Inc.* 437,106
19,065 Rush Enterprises, Inc., Class A 1,019,405
4,977,336
Water Utilities (0.5%):
11,468 American States Water Co. 840,834
18,603 California Water Service Group 853,692
9,645 H2O America 469,711
5,571 Middlesex Water Co. 301,502
2,465,739
Wireless Telecommunication Services (0.3%):
21,601 Gogo, Inc.* 185,553
29,744 Telephone and Data Systems, Inc. 1,167,153
1,352,706
Total Common Stocks (Cost $318,126,822) 448,247,141
Affiliated Investment Company (1.1%):
Money Market Funds (1.1%):
5,006,203 BlackRock Liquidity FedFund, Institutional Class ,
4.03%
+
(c)(d) 5,006,203
Total Affiliated Investment Company (Cost $5,006,203) 5,006,203
Unaffiliated Investment Company (0.8%):
Money Market Funds (0.8%):
3,696,429 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.98%(d) 3,696,429
Total Unaffiliated Investment Company (Cost $3,696,429) 3,696,429
Total Investment Securities
(Cost $326,829,454 ) — 101.0% 456,949,773
Net other assets (liabilities) — (1.0)% (4,677,144)
Net Assets — 100.0% $ 452,272,629

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2025.
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $4,867,525.
+ Affiliated Securities
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of September 30, 2025.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2025.
(d) The rate represents the effective yield at September 30, 2025.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At September 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index December Futures (U.S. Dollar) 12/19/25 36 $ 4,419,900 $ 39,094
$ 39,094

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Shares Value
Common Stocks (63.8%):
Aerospace & Defense (0.4%):
7,910 Lockheed Martin Corp. $ 3,948,751
Biotechnology (0.8%):
19,100 Arcellx, Inc.* 1,568,110
24,943 BioNTech SE, ADR* 2,459,879
37,919 Cytokinetics, Inc.* 2,084,028
11,722 Ionis Pharmaceuticals, Inc.* 766,853
23,027 Vaxcyte, Inc.* 829,433
7,708,303
Broadline Retail (4.2%):
189,758 Amazon.com, Inc.
#
* 41,665,164
Commercial Services & Supplies (0.3%):
31,485 Veralto Corp. 3,356,616
Construction Materials (0.5%):
15,376 Vulcan Materials Co. 4,729,965
Electric Utilities (1.2%):
323,620 PPL Corp. 12,025,719
Electronic Equipment, Instruments & Components (0.7%):
59,277 Amphenol Corp., Class A 7,335,529
Financial Services (2.2%):
17,728 Mastercard, Inc., Class A 10,083,864
32,724 Visa, Inc., Class A
#
11,171,319
21,255,183
Health Care Equipment & Supplies (5.4%):
166,012 Abbott Laboratories 22,235,647
151,813 Becton Dickinson & Co. 28,414,839
11,600 GE HealthCare Technologies, Inc. 871,160
27,624 Hologic, Inc.* 1,864,344
53,385,990
Health Care Providers & Services (3.4%):
23,831 Cencora, Inc. 7,447,902
34,373 Cigna Group (The) 9,908,017
14,649 McKesson Corp. 11,316,939
15,173 UnitedHealth Group, Inc. 5,239,237
33,912,095
Hotels, Restaurants & Leisure (2.9%):
183,513 Chipotle Mexican Grill, Inc.
#
* 7,191,874
107,809 Starbucks Corp.
#
9,120,641
82,692 Yum! Brands, Inc.
#
12,569,184
28,881,699
Insurance (1.8%):
22,608 Arthur J. Gallagher & Co. 7,002,602
30,797 Willis Towers Watson plc 10,638,824
17,641,426
Interactive Media & Services (4.3%):
85,123 Alphabet, Inc., Class A 20,693,401
29,967 Meta Platforms, Inc., Class A 22,007,166
42,700,567
Shares Value
Common Stocks, continued
Life Sciences Tools & Services (3.1%):
58,787 Danaher Corp. $ 11,655,111
220,853 Revvity, Inc.^ 19,357,765
31,012,876
Machinery (1.0%):
82,740 Ingersoll Rand, Inc. 6,835,979
29,414 Otis Worldwide Corp. 2,689,322
9,525,301
Multi-Utilities (5.8%):
140,357 Ameren Corp. 14,650,464
469,149 CenterPoint Energy, Inc. 18,202,981
56,200 DTE Energy Co. 7,948,366
393,777 NiSource, Inc. 17,050,544
57,852,355
Oil, Gas & Consumable Fuels (1.2%):
375,042 Canadian Natural Resources, Ltd., ADR 11,986,342
Pharmaceuticals (0.8%):
9,692 Eli Lilly & Co. 7,394,996
Semiconductors & Semiconductor Equipment (7.7%):
92,373 Advanced Micro Devices, Inc.
#
* 14,945,028
28,039 Broadcom, Inc. 9,250,346
268,578 NVIDIA Corp.
#
50,111,283
6,600 Taiwan Semiconductor Manufacturing Co., Ltd.,
ADR 1,843,314
76,149,971
Software (11.7%):
2,240,410 Aurora Innovation, Inc.* 12,075,810
3,850 Intuit, Inc. 2,629,203
108,043 Microsoft Corp. 55,960,872
101,882 PTC, Inc.* 20,684,083
26,236 Roper Technologies, Inc. 13,083,631
12,319 Salesforce, Inc. 2,919,603
37,049 Workday, Inc., Class A* 8,918,806
116,272,008
Technology Hardware, Storage & Peripherals (4.4%):
172,698 Apple, Inc. 43,974,092
Total Common Stocks (Cost $517,508,864) 632,714,948
Preferred Stock (0.0%
†
):
Multi-Utilities (0.0%
†
):
4,974 CMS Energy Corp., 5.88%, 10/15/78 118,282
Total Preferred Stock (Cost $124,350) 118,282
Principal Amount
Asset- Backed Securities (0.1%):
$ 809,340 Domino's Pizza Master Issuer LLC, Class A23, Series
2017-1A, 4.12%, 7/25/47, Callable 10/25/25 @
100(a) 809,122
619,200 Domino's Pizza Master Issuer LLC, Class A2, Series
2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @
100(a) 586,192
Total Asset- Backed Securities (Cost $1,420,521) 1,395,314

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Bank Loans (9.7%):
Aerospace & Defense (0.5%):
$ 4,751,505 TransDigm, Inc. New Tranche K Term Loan, 6.38%
(Term SOFR+225bps), 3/22/30 $ 4,745,803
Biotechnology (0.4%):
3,390,834 Icon Parent, Inc. 2025 Term Loan (First Lien),
6.88% (Term SOFR+275bps), 11/13/31 3,385,002
980,400 Icon Parent, Inc. Initial Term Loan (Second Lien),
4.24% (SOFR+0bps), 11/12/32 991,126
4,376,128
Building Products (0.7%):
1,022,238 Filtration Group Corporation 2025 Incremental Euro
Term Loan, 2.19% (EURIBOR RFR+0bps), 10/21/28 1,030,549
5,794,211 Filtration Group Corporation 2025-B Incremental
Dollar Term Loan, 6.88% (Term SOFR+275bps),
10/21/28 5,815,939
6,846,488
Capital Markets (0.2%):
2,568,000 CPI Holdco B, LLC Initial Term Loan, 6.13% (Term
SOFR+200bps), 5/17/31 2,564,790
Diversified Consumer Services (0.3%):
2,418,795 Ascend Learning LLC, Amendment No.
5 Incremental Term Loan, 7.13% (Term
SOFR+300bps), 12/11/28 2,415,263
487,435 Mister Car Wash Holdings, Inc. 2024 Term Loan,
6.63% (Term SOFR+250bps), 3/27/31 487,869
2,903,132
Financial Services (3.0%):
6,586,267 AmWINS Group, Inc. Initial Term Loan, 6.38%
(Term SOFR+225bps), 1/30/32 6,581,920
302,972 Azalea TopCo, Inc. Existing Term Loan (First Lien),
7.13% (Term SOFR+300bps), 4/30/31 302,027
13,365,263 Hub International Limited 2025 Incremental Term
Loan, 6.38% (Term SOFR+225bps), 6/20/30 13,381,568
1,487,627 Mariner Wealth Advisors LLC  Amendment
No. 8 Refinancing Term Loan, 6.63% (Term
SOFR+250bps), 12/31/30 1,490,052
2,198,906 SBA Senior Finance II LLC Initial Term Loan (2024),
5.99% (SOFR+175bps), 1/25/31 2,205,392
151,288 Trans Union LLC 2019 Replacement Term B-5 Loan,
5.88% (Term SOFR+175bps), 11/16/26 151,383
2,691,226 USI, Inc. 2024-C Term Loan, 6.38% (Term
SOFR+225bps), 9/29/30 2,686,920
2,633,881 USI, Inc. 2024-D Term Loan, 6.38% (Term
SOFR+225bps), 11/21/29 2,630,378
29,429,640
Health Care Equipment & Supplies (0.3%):
3,069,555 Loire UK Midco 3 Ltd. Facility B3 (USD), 8.13%
(Term SOFR+400bps), 1/21/30 3,071,090
Hotels, Restaurants & Leisure (0.4%):
3,392,852 Hilton Worldwide Series B-4 Term Loan, 4.24%
(SOFR+0bps), 11/8/30 3,395,024
581,420 Wyndham Hotels & Resorts 2024 Term B Loan,
5.88% (Term SOFR+175bps), 5/24/30 583,083
3,978,107
Insurance (0.7%):
6,677,793 Broadstreet Partners, Inc. 2025 Tranche B Term
Loan, 6.88% (Term SOFR+275bps), 6/13/31 6,683,068
Principal Amount Value
Bank Loans, continued
Insurance, continued
$ 120,234 Ryan Specialty Group, LLC 2024 Term Loan, 6.13%
(Term SOFR+200bps), 9/15/31 $ 120,196
6,803,264
IT Services (0.1%):
675,063 Quartz AcquireCo, LLC Term B-2 Loan, 6.38% (Term
SOFR+225bps), 6/28/30 671,971
Software (2.8%):
1,903,146 Applied Systems, Inc. Initial Term Loan (2024)
(Second Lien), 8.63% (Term SOFR+450bps),
2/23/32 1,943,987
13,793,373 Applied Systems, Inc. Tranche B-1 Term Loan (First
Lien), 6.38% (Term SOFR+225bps), 2/24/31 13,797,235
1,516,380 athenahealth Group Inc. Initial Term Loan, 6.88%
(Term SOFR+275bps), 2/15/29 1,512,589
908,489 CCC Intelligent Solutions Inc. Initial Term Loan,
6.13% (Term SOFR+200bps), 1/23/32 907,072
2,293,044 Epicor Software Corporation (fka Eagle Parent Inc.)
Term E Loan, 6.74% (SOFR+250bps), 5/30/31 2,294,809
907,754 Informatica Corp. Term B Loan, 6.38% (Term
SOFR+225bps), 10/27/28 908,889
2,187,147 Sophia, L.P. Initial Term Loan (First Lien), 6.88%
(Term SOFR+275bps), 10/9/29 2,185,791
1,446,714 Storable, Inc. Initial Term Loan (First Lien), 7.38%
(Term SOFR+325bps), 4/16/31 1,449,434
3,140,536 UKG Inc. 2024 Refinancing Term Loan (First Lien),
4.24% (SOFR+0bps), 2/10/31 3,136,484
28,136,290
Textiles, Apparel & Luxury Goods (0.3%):
2,940,630 Varsity Brands LLC 2025-2 Replacement Term Loan,
4.13% (Term SOFR+0bps), 8/26/31 2,939,160
Total Bank Loans (Cost $96,279,274) 96,465,863
Corporate Bonds (7.6%):
Aerospace & Defense (1.4%):
419,000 TransDigm, Inc., 6.75%, 8/15/28, Callable 11/2/25
@ 103.38(a) 426,856
762,000 TransDigm, Inc., 4.63%, 1/15/29, Callable 11/2/25
@ 101.16 745,808
2,571,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(a) 2,622,420
1,880,000 TransDigm, Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(a) 1,957,550
3,474,000 TransDigm, Inc., 6.63%, 3/1/32, Callable 3/1/27 @
103.31(a) 3,573,878
2,267,000 TransDigm, Inc., 6.38%, 5/31/33, Callable 5/31/28
@ 103.19(a) 2,295,337
171,000 TransDigm, Inc., 6.25%, 1/31/34, Callable 8/31/28
@ 103.13(a) 175,275
1,584,000 TransDigm, Inc., 6.75%, 1/31/34, Callable 8/31/28
@ 103.38(a) 1,637,460
13,434,584
Capital Markets (0.1%):
1,313,000 MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 1,323,881
Distributors (0.2%):
2,135,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(a) 2,231,075

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Principal Amount Value
Corporate Bonds, continued
Diversified Consumer Services (0.1%):
$ 103,000 Service Corp. International, 4.63%, 12/15/27,
Callable 11/2/25 @ 100.77 $ 102,356
605,000 Service Corp. International, 3.38%, 8/15/30,
Callable 10/13/25 @ 101.69 558,869
580,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 586,525
1,247,750
Financial Services (1.1%):
681,000 AmWINS Group, Inc., 6.38%, 2/15/29, Callable
2/15/26 @ 103.19(a) 692,917
1,136,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
11/2/25 @ 102.81(a) 1,133,160
8,573,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(a) 8,915,920
10,741,997
Health Care Equipment & Supplies (0.2%):
1,100,000 Avantor Funding, Inc., 4.63%, 7/15/28, Callable
11/2/25 @ 100(a) 1,082,125
775,000 Avantor Funding, Inc., 3.88%, 11/1/29, Callable
11/2/25 @ 100.97(a) 735,281
622,000 Hologic, Inc., 3.25%, 2/15/29, Callable 10/18/25
@ 100(a) 600,230
2,417,636
Health Care Providers & Services (0.2%):
417,000 IQVIA, Inc., 5.00%, 5/15/27, Callable 11/2/25 @
100(a) 415,957
574,000 IQVIA, Inc., 6.50%, 5/15/30, Callable 5/15/26 @
103.25(a) 593,373
451,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(a) 462,275
1,471,605
Hotels, Restaurants & Leisure (2.4%):
1,480,000 Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28,
Callable 11/2/25 @ 100(a) 1,478,150
829,000 Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29,
Callable 4/1/26 @ 102.94(a) 845,580
1,237,000 Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29,
Callable 11/2/25 @ 100.94(a) 1,190,612
1,595,000 Hilton Domestic Operating Co., Inc., 4.88%,
1/15/30, Callable 10/13/25 @ 102.44 1,587,025
1,710,000 Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31,
Callable 5/1/26 @ 102(a) 1,615,950
1,183,000 Hilton Domestic Operating Co., Inc., 3.63%,
2/15/32, Callable 8/15/26 @ 101.81(a) 1,078,009
1,189,000 Hilton Domestic Operating Co., Inc., 5.75%,
9/15/33, Callable 7/1/28 @ 102.88(a) 1,200,890
771,000 Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 4/1/27, Callable 10/18/25
@ 100 768,109
1,883,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell
of America LLC, 4.75%, 6/1/27, Callable 11/2/25
@ 100(a) 1,878,293
499,000 Life Time, Inc., 6.00%, 11/15/31, Callable 11/15/27
@ 103(a) 504,614
1,443,000 Six Flags Entertainment Corp., 5.50%, 4/15/27,
Callable 11/2/25 @ 100(a) 1,439,392
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 505,000 Six Flags Entertainment Corp., 7.25%, 5/15/31,
Callable 5/15/26 @ 103.63(a) $ 504,369
1,064,000 Six Flags Entertainment Corp./Canada's Wonderland
Co./Magnum Management Corp., 5.38%, 4/15/27,
Callable 11/2/25 @ 100 1,061,340
1,084,000 Six Flags Entertainment Corp./Canada's Wonderland
Co./Magnum Management Corp., 6.50%, 10/1/28,
Callable 10/18/25 @ 101.08 1,086,710
567,000 Six Flags Entertainment Corp./Canada's Wonderland
Co./Magnum Management Corp., 5.25%, 7/15/29,
Callable 10/18/25 @ 101.75 548,572
302,000 Vail Resorts, Inc., 5.63%, 7/15/30, Callable 7/15/27
@ 102.81(a) 303,888
724,000 Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27
@ 103.25(a) 748,435
1,021,000 Yum! Brands, Inc., 4.75%, 1/15/30, Callable
10/15/29 @ 100(a) 1,015,895
628,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 585,610
1,561,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 1,514,170
1,492,000 Yum! Brands, Inc., 5.38%, 4/1/32, Callable 4/1/27
@ 102.69 1,497,595
687,000 Yum! Brands, Inc., 6.88%, 11/15/37 759,135
998,000 Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43
@ 100 961,822
24,174,165
Insurance (0.8%):
1,798,000 Broadstreet Partners Group LLC, 5.88%, 4/15/29,
Callable 11/2/25 @ 101.47(a) 1,786,762
4,489,000 HUB International, Ltd., 7.38%, 1/31/32, Callable
1/31/27 @ 103.69(a) 4,657,338
465,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 11/2/25
@ 102.19(a) 449,306
1,053,000 Ryan Specialty LLC, 5.88%, 8/1/32, Callable 8/1/27
@ 102.94(a) 1,062,214
7,955,620
Media (0.3%):
1,676,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 5/1/27, Callable 11/2/25 @ 100(a) 1,663,430
754,000 Lamar Media Corp., 3.75%, 2/15/28, Callable
10/18/25 @ 100 732,323
124,000 Lamar Media Corp., 4.88%, 1/15/29, Callable
11/2/25 @ 101.22 122,915
120,000 Lamar Media Corp., 3.63%, 1/15/31, Callable
1/15/26 @ 101.81 111,450
2,630,118
Multi-Utilities (0.1%):
994,000 CenterPoint Energy, Inc., 5.95% (H15T5Y), 4/1/56,
Callable 1/1/31 @ 100 994,000
Professional Services (0.0%
†
):
397,000 Korn Ferry, 4.63%, 12/15/27, Callable 11/2/25 @
100(a) 393,526
Software (0.3%):
511,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
10/13/25 @ 101^(a) 498,701

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2025
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 541,000 Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable
5/4/33 @ 100 $ 566,341
60,000 Crowdstrike Holdings, Inc., 3.00%, 2/15/29, Callable
10/13/25 @ 100.75 57,150
718,000 Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable
12/1/26 @ 103.25(a) 730,5 65
696,000 Fair Isaac Corp., 6.00%, 5/15/33, Callable 5/15/28
@ 103(a) 704,700
766,000 PTC, Inc., 4.00%, 2/15/28, Callable 11/2/25 @
100.67(a) 748,765
3,306,222
Specialized REITs (0.3%):
1,703,000 SBA Communications Corp., 3.88%, 2/15/27,
Callable 10/13/25 @ 100 1,675,326
1,332,000 SBA Communications Corp., 3.13%, 2/1/29, Callable
11/2/25 @ 100.78 1,245,420
63,000 SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27
@ 100(a) 64,680
2,985,426
Technology Hardware, Storage & Peripherals (0.1%):
32,530 Bending Spoons US, Inc., 0.00%, 3/7/31 32,774
451,000 Capstone Borrower, Inc., 8.00%, 6/15/30, Callable
6/15/26 @ 104(a) 470,168
502,942
Total Corporate Bonds (Cost $74,501,969) 75,810,547
Principal Amount Value
U.S. Treasury Obligations (16.8%):
U.S. Treasury Notes (16.8%):
$ 16,154,000 3.88%, 4/30/30 $ 16,257,487
36,127,000 4.00%, 5/31/30 36,553,185
33,784,000 3.88%, 6/30/30 33,992,510
33,188,000 3.88%, 7/31/30 33,387,646
16,525,700 3.63%, 8/31/30 16,441,135
22,613,000 4.00%, 6/30/32 22,733,132
7,719,000 4.00%, 7/31/32 7,756,389
167,121,484
Total U.S. Treasury Obligations (Cost $165,758,502) 167,121,484
Shares
Unaffiliated Investment Companies (2.3%):
Money Market Funds (2.3%):
1,175,643 BlackRock Liquidity FedFund, Institutional Class,
4.03%(b)(c) 1,175,643
21,075,039 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 3.98%(c) 21,075,039
Total Unaffiliated Investment Companies (Cost $22,250,682) 22,250,682
Total Investment Securities
(Cost $877,844,162 ) — 100.3% 995,877,120
Net other assets (liabilities) — (0.3)% (3,267,919)
Net Assets — 100.0% $ 992,609,201
ADR—American Depository Receipt
EURIBOR RFR—Euro Interbank Offered Rate Risk-Free Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
SOFR—Secured Overnight Financing Rate
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of September 30, 2025. The total value of securities on loan as of September 30, 2025 was $1,171,161.
# All or a portion of this security has been pledged as collateral for outstanding call options written.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2025.
(c) The rate represents the effective yield at September 30, 2025.
Options Contracts
At September 30, 2025, the Fund's over-the-counter options written were as follows.
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Value
Abbott Laboratories Bank of America Call 130.00 USD 1/16/26 100 $ 1,300,000 $ (91,975)
Abbott Laboratories Bank of America Call 140.00 USD 1/16/26 51 714,000 (20,657)
Abbott Laboratories Bank of America Call 145.00 USD 1/16/26 49 710,500 (11,979)
Advanced Micro Devices, Inc. Barclays Bank Call 175.00 USD 1/16/26 51 892,500 (63,392)
Advanced Micro Devices, Inc. Barclays Bank Call 180.00 USD 1/16/26 51 918,000 (55,065)
Alphabet, Inc. UBS Call 205.00 USD 1/16/26 51 1,045,500 (228,283)
Alphabet, Inc. UBS Call 215.00 USD 1/16/26 51 1,096,500 (187,644)
Amazon.com, Inc. Citigroup Call 250.00 USD 1/16/26 51 1,275,000 (29,272)

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Value
Amazon.com, Inc. Citigroup Call 260.00 USD 1/16/26 51 $ 1,326,000 $ (19,883)
Amphenol Corp. UBS Call 115.00 USD 1/16/26 30 345,000 (46,003)
Amphenol Corp. UBS Call 120.00 USD 1/16/26 30 360,000 (36,874)
Apple, Inc. Barclays Bank Call 235.00 USD 1/16/26 51 1,198,500 (142,606)
Apple, Inc. Barclays Bank Call 245.00 USD 1/16/26 51 1,249,500 (106,225)
Canadian Natural Resources, Ltd. Barclays Bank Call 32.50 USD 1/16/26 152 494,000 (25,559)
Canadian Natural Resources, Ltd. Barclays Bank Call 35.00 USD 1/16/26 152 532,000 (11,648)
Cencora, Inc. UBS Call 260.00 USD 1/16/26 33 858,000 (188,354)
Cencora, Inc. UBS Call 270.00 USD 1/16/26 25 675,000 (121,132)
CenterPoint Energy, Inc. Bank of America Call 35.00 USD 12/19/25 263 920,500 (115,237)
Cigna Group (The) Wells Fargo Call 330.00 USD 1/16/26 21 693,000 (10,684)
Danaher Corp. UBS Call 220.00 USD 1/16/26 41 902,000 (21,081)
Danaher Corp. UBS Call 330.00 USD 1/16/26 61 2,013,000 (5)
DTE Energy Co. Wells Fargo Call 145.00 USD 1/16/26 87 1,261,500 (30,406)
Eli Lilly & Co. Citigroup Call 850.00 USD 1/16/26 4 340,000 (11,642)
Eli Lilly & Co. Citigroup Call 890.00 USD 1/16/26 4 356,000 (8,052)
GE HealthCare Technologies, Inc. Wells Fargo Call 97.50 USD 1/16/26 61 594,750 (2,013)
GE HealthCare Technologies, Inc. Wells Fargo Call 100.00 USD 1/16/26 55 550,000 (1,272)
Ingersoll Rand, Inc. Wells Fargo Call 95.00 USD 1/16/26 71 674,500 (10,066)
Ingersoll Rand, Inc. Wells Fargo Call 100.00 USD 1/16/26 71 710,000 (5,260)
Intuit, Inc. UBS Call 840.00 USD 1/16/26 11 924,000 (4,863)
Intuit, Inc. UBS Call 860.00 USD 1/16/26 11 946,000 (3,536)
Lockheed Martin Corp. Bank of America Call 500.00 USD 1/16/26 13 650,000 (33,699)
Lockheed Martin Corp. Bank of America Call 520.00 USD 1/16/26 20 1,040,000 (34,210)
Lockheed Martin Corp. Bank of America Call 480.00 USD 6/18/26 21 1,008,000 (109,766)
Lockheed Martin Corp. Bank of America Call 500.00 USD 6/18/26 21 1,050,000 (86,934)
Mastercard, Inc. Barclays Bank Call 580.00 USD 1/16/26 23 1,334,000 (57,557)
Mastercard, Inc. Barclays Bank Call 585.00 USD 1/16/26 19 1,111,500 (43,064)
Mastercard, Inc. Barclays Bank Call 610.00 USD 1/16/26 18 1,098,000 (23,684)
Mastercard, Inc. Barclays Bank Call 620.00 USD 1/16/26 11 682,000 (11,403)
Mastercard, Inc. Barclays Bank Call 640.00 USD 1/16/26 20 1,280,000 (12,537)
Mastercard, Inc. Barclays Bank Call 670.00 USD 6/18/26 20 1,340,000 (27,570)
McKesson Corp. Goldman Sachs Call 660.00 USD 1/16/26 8 528,000 (101,383)
McKesson Corp. Goldman Sachs Call 680.00 USD 1/16/26 9 612,000 (98,449)
McKesson Corp. Goldman Sachs Call 760.00 USD 1/16/26 11 836,000 (54,834)
McKesson Corp. Goldman Sachs Call 780.00 USD 1/16/26 11 858,000 (42,570)
Meta Platforms, Inc. JPMorgan Chase Call 775.00 USD 1/16/26 21 1,627,500 (83,444)
Meta Platforms, Inc. JPMorgan Chase Call 810.00 USD 1/16/26 21 1,701,000 (58,458)
Microsoft Corp. JPMorgan Chase Call 565.00 USD 1/16/26 21 1,186,500 (22,131)
Microsoft Corp. JPMorgan Chase Call 590.00 USD 1/16/26 21 1,239,000 (11,797)
NVIDIA Corp. Goldman Sachs Call 190.00 USD 1/16/26 56 1,064,000 (85,388)
NVIDIA Corp. Goldman Sachs Call 200.00 USD 1/16/26 56 1,120,000 (61,597)
Salesforce, Inc. Goldman Sachs Call 290.00 USD 1/16/26 12 348,000 (4,832)
Salesforce, Inc. Goldman Sachs Call 300.00 USD 1/16/26 12 360,000 (3,551)
Starbucks Corp. Wells Fargo Call 100.00 USD 1/16/26 81 810,000 (13,239)
Starbucks Corp. Wells Fargo Call 105.00 USD 1/16/26 191 2,005,500 (19,565)
Starbucks Corp. Wells Fargo Call 125.00 USD 1/16/26 47 587,500 (766)
Veralto Corp. UBS Call 110.00 USD 1/16/26 31 341,000 (9,595)
Visa, Inc. Goldman Sachs Call 360.00 USD 1/16/26 34 1,224,000 (34,581)
Visa, Inc. Goldman Sachs Call 370.00 USD 1/16/26 31 1,147,000 (21,498)
Visa, Inc. Goldman Sachs Call 380.00 USD 1/16/26 30 1,140,000 (13,805)
Visa, Inc. Goldman Sachs Call 390.00 USD 1/16/26 36 1,404,000 (10,864)
Visa, Inc. Goldman Sachs Call 400.00 USD 1/16/26 31 1,240,000 (6,180)
Visa, Inc. Goldman Sachs Call 395.00 USD 6/18/26 30 1,185,000 (27,715)
Vulcan Materials Co. JPMorgan Chase Call 290.00 USD 12/19/25 26 754,000 (68,151)
Vulcan Materials Co. JPMorgan Chase Call 300.00 USD 12/19/25 26 780,000 (50,524)
Willis Towers Watson plc Bank of America Call 330.00 USD 1/16/26 10 330,000 (28,003)
Willis Towers Watson plc Bank of America Call 340.00 USD 1/16/26 10 340,000 (21,372)
Workday, Inc. Wells Fargo Call 260.00 USD 1/16/26 41 1,066,000 (44,079)
Workday, Inc. Wells Fargo Call 270.00 USD 1/16/26 41 1,107,000 (31,858)

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Value
Yum! Brands, Inc. Wells Fargo Call 145.00 USD 1/16/26 39 $ 565,500 $ (46,431)
Yum! Brands, Inc. Wells Fargo Call 160.00 USD 1/16/26 71 1,136,000 (27,031)
Yum! Brands, Inc. Wells Fargo Call 165.00 USD 1/16/26 21 346,500 (4,859)
Total (Premiums $2,432,973) $ (3,159,642)
(a) Notional amount is expressed as the number of contracts multiplied by the contract size multiplied by the strike price of the underlying asset.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)

$
(13,406,288)(a)
1. Consolidation of Subsidiary
Effective as of the close of business March 10, 2023, the International Index Fund (the “Fund”) via a Purchase Agreement invested in shares of another series of the Trust managed by the Manager, the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. As of September 30, 2025, the
Fund’s aggregate investment in the Subsidiary was $1, representing less than 0.01% of the Fund’s net assets. The Subsidiary is a disregarded entity for federal income tax purposes and holds certain Russian-based securities which have settlement restrictions. The Subsidiary’s financial statements, including its investments, and its operating results have been consolidated with those of the Fund. All intercompany transactions have been eliminated.
2. Related Party Transactions
Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests or is an affiliate of the security. At September 30, 2025, the following investments are noted as affiliated securities in each Fund’s Schedule of Portfolio Investments.
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/25
Shares
as of
09/30/25
AZL Enhanced Bond Index Fund
BlackRock Liquidity Fed Fund,
Institutional Class $ 13,736,738 $ — $ — $ — $ 330,450 330,450
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/25
Shares
as of
09/30/25
AZL International Index Fund
Allianz SE, Registered Shares $ 8,835,326 $ 59,406 $ (1,899,178) $ 882,542 $ 2,210,107 $ 10,088,203 24,003
BlackRock Liquidity FedFund ,
Institutional Class. 2,948,840 12,143,754 (a) — — — 15,092,594 15,092,594
$ 11,784,166 $ 12,203,160 $ (1,899,178) $ 882,542 $ 2,210,107
$ 25,180,797
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/25
Shares
as of
09/30/25
AZL Mid Cap Index Fund
BlackRock Liquidity Fed Fund,
Institutional Class $ 551,175 $ 66,018 (a) $ — $ — $ — $ 617,193 617,193
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/25
Shares
as of
09/30/25
AZL Moderate Index Strategy
Fund
AZL Enhanced Bond Index Fund $ 531,524,906 $ — $ (56,278,695) $ (10,455,584) $ 39,256,658 $ 504,047,285 49,757,876
AZL International Index Fund,
Class 2 212,452,305 — (44,318,427) 729,154 47,605,432 216,468,464 9,961,733
AZL Mid Cap Index Fund, Class 2. 46,803,379 2,562,475 (4,781,415) 780,522 2,018,623 47,383,584 2,084,628
AZL S&P 500 Index Fund, Class 2 491,802,634 22,547,328 (93,957,014) 6,649,115 60,329,423 487,371,486 17,924,659
AZL Small Cap Stock Index Fund,
Class 2 33,499,293 2,415,759 (2,785,213) 163,965 1,568,453 34,862,257 2,698,317
$ 1,316,082,517 $ 27,525,562 $ (202,120,764) $ (2,132,828) $ 150,778,589
$ 1,290,133,076

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)

Value
12/31/24
Purchases
at Cost
Proceeds
from
Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/25
Shares
as of
09/30/25
AZL MSCI Global Equity Index
Fund
Allianz SE, Registered Shares $ 636,391 $ — $ (132,218) $ 43,998 $ 179,770 $ 727,941 1,732
BlackRock Finance, Inc. 802,661 — (110,146) 17,708 75,573 785,796 674
BlackRock Liquidity FedFund ,
Institutional Class 467,753 1,244,175 (a) — — — 1,711,928 1,711,928
$ 1,906,805 $ 1,244,175 $ (242,364) $ 61,706 $ 255,343
$ 3,225,665
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/25
Shares
as of
09/30/25
AZL Russell 1000 Growth
Index Fund
BlackRock Liquidity Fed Fund,
Institutional Class $ 174,808 $ 344,015(a) $ — $ — $ — $ 518,823 518,823
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/25
Shares
as of
09/30/25
AZL Russell 1000 Value Index
Fund
BlackRock, Inc. $ 3,939,498 $ — $ (519,242) $ 340,905 $ 107,196 $ 3,868,357 3,318
BlackRock Liquidity Fed Fund,
Institutional Class 1,268,410 — (178,995)(a) — — 1,089,415 1,089,415
$ 5,207,908 $ — $ (698,237) $ 340,905 $ 107,196
$ 4,957,772
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/25
Shares
as of
09/30/25
AZL S&P 500 Index Fund
BlackRock, Inc. $ 8,256,236 $ 83,429 $ (1,410,575) $ 668,511 $ 312,827 $ 7,910,428 6,785
BlackRock Liquidity Fed Fund,
Institutional Class 295,324 — (6,669)(a) — — 288,655 288,655
$ 8,551,560 $ 83,429 $ (1,417,244) $ 668,511 $ 312,827
$ 8,199,083
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/25
Shares
as of
09/30/25
AZL Small Cap Stock Index
Fund
BlackRock Liquidity Fed Fund,
Institutional Class $ 4,141,438 $ 864,765(a) $ — $ — $ — $ 5,006,203 5,006,203
(a) Represents net amount purchased (sold).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)

3. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2025 are identified below.
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
AZL Fidelity Institutional Asset Management Total Bond Fund
Security
Acquisition
Date(a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Finastra Term 1Ln, 11.38%, 9/13/29
9/22/23 $ 90,589 92,438 $ 92,438 0.02%
Wolfspeed , Inc. PIK, 4.13%, 6/23/30 10/11/24 196,800 205,929 205,929 0.01%
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Finastra Term 1Ln, 11.38%, 9/13/29 9/22/23 $ 14,873 15,176 15,176 0.00%
Wolfspeed , Inc. PIK, 4.13%, 6/23/30 10/11/24 33,600 35,158 35,158 0.03%